UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 96.5%

Australia - 23.0%
AGL Energy Ltd.	3,327	$48,610
Amcor Ltd.	14,526	142,999
AMP Ltd.	5,956	29,794
Aurizon Holdings Ltd.	7,839	36,846
Australia & New Zealand Banking Group Ltd.	25,218	793,559
BHP Billiton Ltd.	48,370	1,638,980
Brambles Ltd.	19,315	167,538
Caltex Australia Ltd.	2,857	58,165
Coca-Cola Amatil Ltd.	7,615	67,993
Commonwealth Bank of Australia	14,724	1,124,010
Computershare Ltd.	5,704	67,189
Crown Resorts Ltd.	9,436	134,661
CSL Ltd.	2,544	159,797
Insurance Australia Group Ltd.	16,534	91,137
Leighton Holdings Ltd.(a)	5,951	110,821
Macquarie Group Ltd.	2,133	120,049
National Australia Bank Ltd.	22,130	684,689
Origin Energy Ltd.	14,123	194,885
QBE Insurance Group Ltd.	2,233	22,910
Ramsay Health Care Ltd.	133	5,712
Rio Tinto Ltd.	6,490	363,309
Santos Ltd.	11,681	157,218
Sonic Healthcare Ltd.	4,811	78,693
Suncorp Group Ltd.	12,050	153,996
Sydney Airport	34,875	138,909
Telstra Corp., Ltd.	307,483	1,512,036
Wesfarmers Ltd.	23,265	918,751
Westpac Banking Corp.(a)	32,025	1,024,084
Woodside Petroleum Ltd.	10,890	422,139
Woolworths Ltd.	18,062	600,424

Total Australia		11,069,903

China - 23.8%
Agricultural Bank of China Ltd. Class H	187,000	82,518
Bank of China Ltd. Class H	637,100	285,243
Bank of Communications Co., Ltd. Class H	133,955	92,468
Beijing Enterprises Holdings Ltd.	9,000	85,177
BOC Hong Kong Holdings Ltd.	101,889	295,136
China CITIC Bank Corp., Ltd. Class H(a)	77,500	46,998
China Construction Bank Corp. Class H	2,455,100	1,856,288
China Life Insurance Co., Ltd. Class H	22,191	58,123
China Longyuan Power Group Corp. Class H	58,800	63,805
China Merchants Bank Co., Ltd. Class H	62,029	122,292
China Merchants Holdings International Co., Ltd.	28,592	89,277
China Minsheng Banking Corp., Ltd. Class H(a)	49,760	45,071
China Mobile Ltd.	368,430	3,574,798
China National Building Material Co., Ltd. Class H(a)	71,100	62,657
China Overseas Land & Investment Ltd.	29,065	70,503
China Pacific Insurance Group Co., Ltd. Class H	14,671	51,772
China Petroleum & Chemical Corp. Class H	687,020	655,077
China Resources Power Holdings Co., Ltd.	46,218	131,194
China Shenhua Energy Co., Ltd. Class H	61,400	177,458
China Telecom Corp., Ltd. Class H	625,200	305,729
China Unicom Hong Kong Ltd.	153,948	237,963
CNOOC Ltd.	685,262	1,230,763
Dongfeng Motor Group Co., Ltd. Class H	88,000	157,598
Fosun International Ltd.(a)	89,500	118,943
Great Wall Motor Co., Ltd. Class H(a)	6,500	24,154
Guangdong Investment Ltd.(a)	98,000	113,043
Guangzhou R&F Properties Co., Ltd. Class H	42,300	52,231
Industrial & Commercial Bank of China Ltd. Class H	774,900	489,915
Lenovo Group Ltd.(a)	58,000	79,176
PetroChina Co., Ltd. Class H	430,000	543,163
PICC Property & Casualty Co., Ltd. Class H	86,966	131,733
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	28,000	27,348
Sinopharm Group Co., Ltd. Class H	8,700	24,078
Sun Art Retail Group Ltd.(a)	71,500	81,829

Total China		11,463,521

Hong Kong - 7.0%
AIA Group Ltd.	29,525	148,380
Bank of East Asia Ltd.	11,338	47,032
Cathay Pacific Airways Ltd.(a)	35,000	65,391
Cheung Kong Holdings Ltd.	13,277	235,549
CLP Holdings Ltd.	45,366	372,277
Hang Lung Group Ltd.	7,000	37,889
Hang Lung Properties Ltd.	12,000	37,005
Hang Seng Bank Ltd.	9,103	148,695
Henderson Land Development Co., Ltd.	17,270	101,053
HKT Trust and HKT Ltd.(a)	133,677	157,473
Hong Kong & China Gas Co., Ltd.	76,420	167,229
Hutchison Whampoa Ltd.	49,027	670,532
Hysan Development Co., Ltd.	7,000	32,786
MTR Corp., Ltd.	68,265	262,918
New World Development Co., Ltd.	39,409	44,848
Power Assets Holdings Ltd.	31,579	276,049
Sino Land Co., Ltd.	64,924	106,889
SJM Holdings Ltd.	70,276	176,090
Sun Hung Kai Properties Ltd.	7,534	103,333
Swire Properties Ltd.	18,200	53,189
Techtronic Industries Co.	4,500	14,428
Wharf Holdings Ltd.	12,350	88,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2014

Investments	Shares	Value
Wheelock & Co., Ltd.	7,000	$29,218

Total Hong Kong		3,377,169

India - 0.3%
Infosys Ltd. ADR	2,310	124,209

Indonesia - 3.5%
Astra International Tbk PT	514,961	316,014
Bank Central Asia Tbk PT	94,500	87,685
Bank Danamon Indonesia Tbk PT	32,985	11,533
Bank Mandiri Persero Tbk PT	126,900	104,100
Bank Rakyat Indonesia Persero Tbk PT	129,100	112,438
Charoen Pokphand Indonesia Tbk PT	38,553	12,260
Gudang Garam Tbk PT	13,000	58,667
Indocement Tunggal Prakarsa Tbk PT	31,500	59,918
Indofood CBP Sukses Makmur Tbk PT	25,900	21,847
Indofood Sukses Makmur Tbk PT	97,600	55,160
Kalbe Farma Tbk PT	224,000	31,366
Perusahaan Gas Negara Persero Tbk PT	402,100	189,094
Semen Indonesia Persero Tbk PT	97,400	123,855
Telekomunikasi Indonesia Persero Tbk PT	1,457,000	302,953
Unilever Indonesia Tbk PT	73,900	182,490

Total Indonesia		1,669,380

Malaysia - 6.8%
AMMB Holdings Bhd	29,700	65,856
Astro Malaysia Holdings Bhd	4,900	5,356
Axiata Group Bhd	97,500	211,640
British American Tobacco Malaysia Bhd	5,800	118,384
CIMB Group Holdings Bhd	26,000	59,271
DiGi.Com Bhd	129,000	230,199
Felda Global Ventures Holdings Bhd	46,900	60,761
Genting Bhd	14,700	45,734
Genting Malaysia Bhd	72,400	94,700
IOI Corp. Bhd	87,800	143,553
Kuala Lumpur Kepong Bhd	4,200	31,654
Malayan Banking Bhd	116,500	356,648
Maxis Bhd	179,700	377,756
Nestle (Malaysia) Bhd	2,900	60,511
Petronas Chemicals Group Bhd	131,400	277,041
Petronas Dagangan Bhd	18,000	134,762
Petronas Gas Bhd	19,000	144,970
PPB Group Bhd	13,800	65,068
Public Bank Bhd	25,900	157,933
Sime Darby Bhd	70,400	212,011
Telekom Malaysia Bhd	44,100	87,211
Tenaga Nasional Bhd	65,900	249,973
YTL Corp. Bhd	137,800	69,522

Total Malaysia		3,260,514

Philippines - 1.8%
Aboitiz Equity Ventures, Inc.	75,140	96,400
Aboitiz Power Corp.	113,600	95,382
Alliance Global Group, Inc.	68,900	45,933
Globe Telecom, Inc.	2,355	86,323
JG Summit Holdings, Inc.	19,399	22,777
Manila Electric Co.	16,700	97,866
Philippine Long Distance Telephone Co.	4,155	284,425
SM Investments Corp.	5,146	96,200
Universal Robina Corp.	15,170	53,625

Total Philippines		878,931

Singapore - 6.2%
City Developments Ltd.	5,000	41,030
DBS Group Holdings Ltd.	21,017	282,385
Hutchison Port Holdings Trust	322,995	232,556
Jardine Cycle & Carriage Ltd.	6,676	237,019
Keppel Corp., Ltd.	35,235	304,966
Oversea-Chinese Banking Corp., Ltd.(a)	20,981	160,726
Sembcorp Industries Ltd.	35,116	151,264
Sembcorp Marine Ltd.(a)	34,757	114,309
Singapore Airlines Ltd.	557	4,633
Singapore Exchange Ltd.	1,869	10,420
Singapore Press Holdings Ltd.(a)	36,000	120,419
Singapore Technologies Engineering Ltd.	50,625	154,313
Singapore Telecommunications Ltd.	304,577	940,618
StarHub Ltd.	40,000	133,799
United Overseas Bank Ltd.	6,574	118,755

Total Singapore		3,007,212

South Korea - 6.4%
E-Mart Co., Ltd.	301	69,018
Hana Financial Group, Inc.	1,186	43,956
Hanwha Life Insurance Co., Ltd.	10,343	66,037
Hyundai Glovis Co., Ltd.	292	77,776
Hyundai Mobis	419	117,608
Hyundai Motor Co.	1,046	237,257
Hyundai Steel Co.	1,305	95,960
Industrial Bank of Korea	159	2,121
Kangwon Land, Inc.	3,323	97,542
KB Financial Group, Inc.	67	2,331
Kia Motors Corp.	2,575	144,045
Korea Zinc Co., Ltd.	221	86,714
KT Corp.	700	21,136
KT Corp. ADR(a)	10,882	164,753
KT&G Corp.	1,937	171,340
LG Chem Ltd.	287	83,961
LG Corp.	657	40,584
LG Electronics, Inc.	460	33,779
LG Household & Health Care Ltd.	42	18,908
Lotte Shopping Co., Ltd.	31	9,452
NAVER Corp.	21	17,330
POSCO	695	208,816
S-Oil Corp.	1,297	72,939
Samsung Electro-Mechanics Co., Ltd.	443	25,526
Samsung Electronics Co., Ltd.	327	427,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2014

Investments	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	231	$58,789
Samsung Heavy Industries Co., Ltd.	2,642	70,633
Samsung Life Insurance Co., Ltd.	930	93,754
Samsung SDI Co., Ltd.	20	3,202
Shinhan Financial Group Co., Ltd.	161	7,455
SK Holdings Co., Ltd.	497	89,645
SK Innovation Co., Ltd.	733	81,863
SK Telecom Co., Ltd.	413	96,535
SK Telecom Co., Ltd. ADR(a)	10,343	268,297

Total South Korea		3,106,314

Taiwan - 12.5%
Advanced Semiconductor Engineering, Inc.	49,175	63,985
Asustek Computer, Inc.	12,740	142,087
Cathay Financial Holding Co., Ltd.	13,919	21,747
Cheng Shin Rubber Industry Co., Ltd.	34,948	89,424
China Steel Corp.	130,469	109,678
Chunghwa Telecom Co., Ltd.	174,000	560,614
CTBC Financial Holding Co., Ltd.	49,250	32,825
Delta Electronics, Inc.	30,000	218,534
Far Eastern New Century Corp.	71,707	77,212
Far EasTone Telecommunications Co., Ltd.	47,000	107,040
First Financial Holding Co., Ltd.	36,705	23,603
Formosa Chemicals & Fibre Corp.	116,830	295,812
Formosa Petrochemical Corp.	86,000	224,087
Formosa Plastics Corp.	119,840	320,290
Fubon Financial Holding Co., Ltd.	62,803	90,761
Hon Hai Precision Industry Co., Ltd.	104,865	351,212
HTC Corp.(a)	55,450	256,283
Hua Nan Financial Holdings Co., Ltd.	19,460	12,188
MediaTek, Inc.	14,000	236,787
Mega Financial Holding Co., Ltd.	35,516	29,559
Nan Ya Plastics Corp.	145,230	349,723
President Chain Store Corp.	16,000	128,073
Quanta Computer, Inc.	105,000	305,948
Taiwan Cement Corp.	119,000	180,146
Taiwan Mobile Co., Ltd.(a)	63,100	195,272
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	312,000	1,321,857
Uni-President Enterprises Corp.	56,773	101,917
United Microelectronics Corp.	287,000	143,702
Yuanta Financial Holding Co., Ltd.	49,000	26,504

Total Taiwan		6,016,870

Thailand - 5.2%
Advanced Info Service PCL	55,300	374,857
Airports of Thailand PCL NVDR	8,384	51,278
Bangkok Bank PCL NVDR	14,700	87,416
Central Pattana PCL NVDR	16,678	25,180
Charoen Pokphand Foods PCL	231,500	194,373
CP ALL PCL	65,100	96,281
Intouch Holdings PCL NVDR	51,085	115,297
PTT Exploration & Production PCL	85,413	440,816
PTT Global Chemical PCL	130,794	272,026
PTT PCL	39,200	384,089
Siam Cement PCL (The) NVDR	17,571	244,711
Siam Commercial Bank PCL (The)	18,900	96,378
Total Access Communication PCL NVDR	41,982	145,524

Total Thailand		2,528,226

TOTAL COMMON STOCKS (Cost: $41,229,022)		46,502,249

RIGHTS - 0.0%

Hong Kong - 0.0%
HKT Trust and HKT Ltd., expiring 7/15/14*†	24,062	7,110

Malaysia - 0.0%
Public Bank Bhd, expiring 7/18/14*	2,590	4,436

TOTAL RIGHTS (Cost: $0)		11,546

EXCHANGE-TRADED NOTES - 2.9%

United States - 2.9%
iPath MSCI India Index ETN*(a) (Cost: $1,092,282)	20,043	1,380,361

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

United States - 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $2,580,429)(c)	2,580,429	2,580,429

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $44,901,733)		50,474,585
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.8)%		(2,307,179)

NET ASSETS - 100.0%		$48,167,406

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,110, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2014

(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $2,861,938 and the total market value of the collateral held by the Fund was $3,012,429. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $432,000.

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 99.4%

Air Freight & Logistics - 2.0%
Toll Holdings Ltd.(a)	234,597	$1,129,265

Banks - 9.1%
Australia & New Zealand Banking Group Ltd.	40,006	1,258,908
Commonwealth Bank of Australia	14,908	1,138,056
National Australia Bank Ltd.	45,534	1,408,795
Westpac Banking Corp.(a)	39,222	1,254,227

Total Banks		5,059,986

Beverages - 3.0%
Coca-Cola Amatil Ltd.	143,366	1,280,090
Treasury Wine Estates Ltd.	83,180	393,332

Total Beverages		1,673,422

Biotechnology - 0.6%
CSL Ltd.	4,989	313,375

Capital Markets - 1.6%
Macquarie Group Ltd.	16,036	902,535

Chemicals - 4.7%
DuluxGroup Ltd.	162,260	866,824
Incitec Pivot Ltd.	262,805	719,341
Orica Ltd.	55,727	1,024,608

Total Chemicals		2,610,773

Commercial Services & Supplies - 5.0%
Brambles Ltd.	62,738	544,188
Downer EDI Ltd.	192,562	821,509
Mineral Resources Ltd.	155,016	1,403,131

Total Commercial Services & Supplies		2,768,828

Construction & Engineering - 1.9%
Leighton Holdings Ltd.(a)	56,399	1,050,272

Construction Materials - 3.3%
Adelaide Brighton Ltd.	385,665	1,255,835
Boral Ltd.	114,855	569,131

Total Construction Materials		1,824,966

Containers & Packaging - 1.2%
Amcor Ltd.	66,519	654,837

Diversified Consumer Services - 1.2%
Navitas Ltd.	95,901	645,380

Diversified Telecommunication Services - 5.2%
iiNET Ltd.	85,391	589,159
M2 Group Ltd.	108,681	592,904
Telstra Corp., Ltd.	266,028	1,308,182
TPG Telecom Ltd.	73,517	382,334

Total Diversified Telecommunication Services		2,872,579

Energy Equipment & Services - 1.7%
WorleyParsons Ltd.	56,429	927,266

Food & Staples Retailing - 7.0%
Metcash Ltd.(a)	775,813	1,933,144
Wesfarmers Ltd.	27,387	1,081,532
Woolworths Ltd.(a)	26,238	872,214

Total Food & Staples Retailing		3,886,890

Food Products - 3.5%
Goodman Fielder Ltd.†	1,457,712	935,586
GrainCorp Ltd. Class A(a)	129,211	1,024,429

Total Food Products		1,960,015

Gas Utilities - 1.3%
Envestra Ltd.	555,720	713,342

Health Care Equipment & Supplies - 2.0%
Ansell Ltd.	20,661	386,702
Cochlear Ltd.(a)	12,242	712,920

Total Health Care Equipment & Supplies		1,099,622

Health Care Providers & Services - 4.0%
Primary Health Care Ltd.	234,976	1,006,891
Ramsay Health Care Ltd.	9,897	425,029
Sonic Healthcare Ltd.	47,553	777,821

Total Health Care Providers & Services		2,209,741

Hotels, Restaurants & Leisure - 8.3%
Aristocrat Leisure Ltd.	89,131	442,505
Crown Resorts Ltd.	35,370	504,766
Echo Entertainment Group Ltd.	170,828	506,281
Flight Centre Travel Group Ltd.(a)	18,056	757,524
Tabcorp Holdings Ltd.	320,681	1,016,988
Tatts Group Ltd.	443,153	1,367,743

Total Hotels, Restaurants & Leisure		4,595,807

Insurance - 7.2%
AMP Ltd.	194,814	974,539
Insurance Australia Group Ltd.(a)	241,710	1,332,326
QBE Insurance Group Ltd.	55,033	564,620
Suncorp Group Ltd.	85,892	1,097,677

Total Insurance		3,969,162

Internet Software & Services - 1.3%
carsales.com Ltd.	70,518	704,854

IT Services - 2.2%
Computershare Ltd.	38,121	449,037
Iress Ltd.	101,889	787,616

Total IT Services		1,236,653

Media - 1.7%
Fairfax Media Ltd.	753,673	643,776
REA Group Ltd.(a)	7,432	299,597

Total Media		943,373

Metals & Mining - 5.4%
BHP Billiton Ltd.	22,516	762,937
Fortescue Metals Group Ltd.(a)	292,662	1,201,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2014

Investments	Shares	Value
Iluka Resources Ltd.(a)	24,433	$187,487
Rio Tinto Ltd.	14,518	812,714

Total Metals & Mining		2,964,735

Multi-Utilities - 1.8%
AGL Energy Ltd.	69,437	1,014,530

Multiline Retail - 1.5%
Harvey Norman Holdings Ltd.	290,443	849,818

Oil, Gas & Consumable Fuels - 5.1%
Beach Energy Ltd.	287,604	456,045
Caltex Australia Ltd.	19,674	400,540
Origin Energy Ltd.	36,114	498,340
Santos Ltd.	34,951	470,416
Woodside Petroleum Ltd.	25,586	991,814

Total Oil, Gas & Consumable Fuels		2,817,155

Professional Services - 2.3%
ALS Ltd.(a)	102,844	860,035
Seek Ltd.(a)	26,838	401,497

Total Professional Services		1,261,532

Real Estate Management & Development - 0.8%
Lend Lease Group	36,450	451,028

Road & Rail - 1.3%
Aurizon Holdings Ltd.	147,229	692,031

Trading Companies & Distributors - 1.4%
Seven Group Holdings Ltd.	110,298	771,417

Transportation Infrastructure - 0.8%
Qube Holdings Ltd.	201,162	432,896

TOTAL COMMON STOCKS (Cost: $48,605,396)		55,008,085

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.4%

United States - 14.4%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $7,970,763)(c)	7,970,763	7,970,763

TOTAL INVESTMENTS IN SECURITIES - 113.8% (Cost: $56,576,159)		62,978,848
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (13.8)%		(7,640,235)

NET ASSETS - 100.0%		$55,338,613

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $935,586, which represents 1.7% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $7,577,190 and the total market value of the collateral held by the Fund was $7,970,763.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.1%

China - 99.1%

Aerospace & Defense - 0.2%
AviChina Industry & Technology Co., Ltd. Class H	52,000	$29,387

Airlines - 0.3%
Air China Ltd. Class H	92,000	53,892

Auto Components - 0.7%
Minth Group Ltd.	70,000	136,020

Automobiles - 5.5%
Dongfeng Motor Group Co., Ltd. Class H	194,000	347,432
Great Wall Motor Co., Ltd. Class H(a)	72,000	267,549
Guangzhou Automobile Group Co., Ltd. Class H	336,000	389,309

Total Automobiles		1,004,290

Beverages - 0.3%
Tsingtao Brewery Co., Ltd. Class H(a)	6,000	46,914

Chemicals - 0.8%
China BlueChemical Ltd. Class H	252,000	137,537

Construction & Engineering - 3.0%
China Communications Construction Co., Ltd. Class H	497,000	333,456
China Railway Group Ltd. Class H(a)	215,000	105,137
China State Construction International Holdings Ltd.	64,000	112,305

Total Construction & Engineering		550,898

Construction Materials - 3.2%
Anhui Conch Cement Co., Ltd. Class H(a)	63,000	216,222
China National Building Material Co., Ltd. Class H(a)	272,000	239,700
China Shanshui Cement Group Ltd.(a)	382,000	134,557

Total Construction Materials		590,479

Diversified Telecommunication Services - 5.0%
China Communications Services Corp., Ltd. Class H	260,000	126,471
China Telecom Corp., Ltd. Class H	960,000	469,450
China Unicom Hong Kong Ltd.	206,000	318,422

Total Diversified Telecommunication Services		914,343

Electrical Equipment - 1.2%
Shanghai Electric Group Co., Ltd. Class H	280,000	112,717
Zhuzhou CSR Times Electric Co., Ltd. Class H	33,000	100,273

Total Electrical Equipment		212,990

Electronic Equipment, Instruments & Components - 1.4%
AAC Technologies Holdings, Inc.	39,500	257,121

Energy Equipment & Services - 1.1%
China Oilfield Services Ltd. Class H	82,000	197,214

Food & Staples Retailing - 1.4%
China Resources Enterprise Ltd.(a)	48,000	133,155
Sun Art Retail Group Ltd.(a)	79,000	90,413
Wumart Stores, Inc. Class H(a)	31,000	24,119

Total Food & Staples Retailing		247,687

Food Products - 5.5%
China Agri-Industries Holdings Ltd.(a)	149,000	56,714
Tingyi Cayman Islands Holding Corp.	80,000	223,990
Uni-President China Holdings Ltd.	25,000	19,160
Want Want China Holdings Ltd.(a)	485,000	697,117

Total Food Products		996,981

Gas Utilities - 1.5%
China Gas Holdings Ltd.	22,000	45,644
China Resources Gas Group Ltd.(a)	20,000	62,965
ENN Energy Holdings Ltd.	24,000	172,483

Total Gas Utilities		281,092

Health Care Equipment & Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	56,000	54,697

Health Care Providers & Services - 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	42,900	89,228
Sinopharm Group Co., Ltd. Class H	41,200	114,026

Total Health Care Providers & Services		203,254

Household Durables - 0.3%
Haier Electronics Group Co., Ltd.	18,000	47,030

Independent Power and Renewable Electricity Producers - 4.8%
China Longyuan Power Group Corp. Class H	103,000	111,767
China Resources Power Holdings Co., Ltd.	164,000	465,527
Datang International Power Generation Co., Ltd. Class H	506,000	197,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

June 30, 2014

Investments	Shares	Value
Huaneng Power International, Inc. Class H	94,000	$106,124

Total Independent Power and Renewable Electricity Producers		881,239

Industrial Conglomerates - 3.9%
Beijing Enterprises Holdings Ltd.	17,500	165,621
CITIC Pacific Ltd.(a)	228,000	399,497
Shanghai Industrial Holdings Ltd.	49,000	149,206

Total Industrial Conglomerates		714,324

Internet Software & Services - 4.9%
Tencent Holdings Ltd.	58,000	884,554

Machinery - 1.6%
CSR Corp., Ltd. Class H(a)	143,000	107,568
Weichai Power Co., Ltd. Class H(a)	15,000	57,965
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	198,000	122,627

Total Machinery		288,160

Metals & Mining - 4.6%
Fosun International Ltd.(a)	131,000	174,095
Jiangxi Copper Co., Ltd. Class H(a)	205,000	324,282
Zijin Mining Group Co., Ltd. Class H(a)	1,468,000	333,363

Total Metals & Mining		831,740

Multiline Retail - 0.6%
Intime Retail Group Co., Ltd.(a)	123,000	107,759

Oil, Gas & Consumable Fuels - 23.3%
China Coal Energy Co., Ltd. Class H(a)	496,000	257,908
China Petroleum & Chemical Corp. Class H	1,110,000	1,058,391
China Shenhua Energy Co., Ltd. Class H	269,500	778,907
CNOOC Ltd.	455,000	817,202
Kunlun Energy Co., Ltd.	108,000	178,087
PetroChina Co., Ltd. Class H	744,000	939,797
Yanzhou Coal Mining Co., Ltd. Class H(a)	280,000	211,707

Total Oil, Gas & Consumable Fuels		4,241,999

Personal Products - 3.2%
Hengan International Group Co., Ltd.	56,000	589,599

Pharmaceuticals - 1.4%
China Medical System Holdings Ltd.	52,000	63,672
Sihuan Pharmaceutical Holdings Group Ltd.	302,000	184,699

Total Pharmaceuticals		248,371

Software - 0.4%
Kingsoft Corp., Ltd.(a)	22,000	66,281

Technology Hardware, Storage & Peripherals - 3.0%
Lenovo Group Ltd.(a)	404,000	551,500

Textiles, Apparel & Luxury Goods - 0.5%
Shenzhou International Group Holdings Ltd.	27,000	92,144

Transportation Infrastructure - 5.2%
Beijing Capital International Airport Co., Ltd. Class H	120,000	82,525
China Merchants Holdings International Co., Ltd.	116,000	362,203
Jiangsu Expressway Co., Ltd. Class H(a)	212,000	250,833
Zhejiang Expressway Co., Ltd. Class H	240,000	243,086

Total Transportation Infrastructure		938,647

Water Utilities - 1.6%
Guangdong Investment Ltd.(a)	260,000	299,909

Wireless Telecommunication Services - 7.3%
China Mobile Ltd.	137,500	1,334,133

TOTAL COMMON STOCKS (Cost: $18,605,556)		18,032,185

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.9%

United States - 25.9%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $4,711,948)(c)	4,711,948	4,711,948

TOTAL INVESTMENTS IN SECURITIES - 125.0% (Cost: $23,317,504)		22,744,133
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (25.0)%		(4,549,101)

NET ASSETS - 100.0%		$18,195,032

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $4,412,894 and the total market value of the collateral held by the Fund was $4,737,492. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,544.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 11.5%
AGL Energy Ltd.	1,684	$24,605
Amcor Ltd.	2,596	25,556
AMP Ltd.	6,727	33,651
Australia & New Zealand Banking Group Ltd.	7,849	246,992
BHP Billiton Ltd.	8,688	294,386
Coca-Cola Amatil Ltd.	2,393	21,367
Commonwealth Bank of Australia	4,505	343,905
CSL Ltd.	440	27,638
Insurance Australia Group Ltd.	4,717	26,000
Macquarie Group Ltd.	636	35,795
National Australia Bank Ltd.	7,538	233,221
Origin Energy Ltd.	3,117	43,012
QBE Insurance Group Ltd.	1,628	16,703
Rio Tinto Ltd.	987	55,252
Suncorp Group Ltd.	2,558	32,691
Telstra Corp., Ltd.	56,636	278,505
Wesfarmers Ltd.	3,784	149,433
Westpac Banking Corp.(a)	9,585	306,506
Woodside Petroleum Ltd.	2,386	92,491
Woolworths Ltd.	3,664	121,800

Total Australia		2,409,509

Brazil - 11.6%
AMBEV S.A.	41,681	298,032
Banco Bradesco S.A.	6,076	88,876
Banco do Brasil S.A.	23,580	265,851
Banco Santander Brasil S.A.	19,048	130,668
BM&FBovespa S.A.	9,256	48,672
CCR S.A.	9,013	73,606
Cia Energetica de Minas Gerais	8,271	59,365
Cia Siderurgica Nacional S.A.	19,791	84,404
Cielo S.A.	7,493	154,681
CPFL Energia S.A.	8,177	75,422
Itau Unibanco Holding S.A.	10,386	142,778
Natura Cosmeticos S.A.	2,695	45,546
Petroleo Brasileiro S.A.	19,048	140,347
Souza Cruz S.A.	8,906	92,006
Telefonica Brasil S.A.	2,509	44,896
Tim Participacoes S.A.	13,659	80,066
Tractebel Energia S.A.	6,690	100,163
Transmissora Alianca de Energia Eletrica S.A.	3,531	31,880
Ultrapar Participacoes S.A.	1,858	44,341
Vale S.A.	32,128	426,216

Total Brazil		2,427,816

Canada - 11.4%
Bank of Montreal	2,137	157,654
Bank of Nova Scotia	3,245	216,730
Barrick Gold Corp.	4,384	80,424
BCE, Inc.(a)	3,895	176,987
Canadian Imperial Bank of Commerce(a)	1,332	121,426
Cenovus Energy, Inc.(a)	2,250	73,067
Crescent Point Energy Corp.(a)	2,602	115,522
Enbridge, Inc.	2,037	96,825
Great-West Lifeco, Inc.(a)	2,788	78,995
Husky Energy, Inc.(a)	3,988	129,021
Manulife Financial Corp.(a)	3,971	79,073
Potash Corp. of Saskatchewan, Inc.(a)	1,765	67,243
Power Financial Corp.(a)	2,230	69,529
Rogers Communications, Inc. Class B(a)	1,758	70,871
Royal Bank of Canada	3,895	278,938
Sun Life Financial, Inc.	1,951	71,838
Suncor Energy, Inc.	2,779	118,711
Toronto-Dominion Bank (The)	4,683	241,503
TransCanada Corp.(a)	2,602	124,414

Total Canada		2,368,771

Chile - 9.7%
Administradora de Fondos de Pensiones Habitat S.A.	25,894	34,590
AES Gener S.A.	133,606	69,188
Aguas Andinas S.A. Class A	215,950	135,915
Antarchile S.A.	4,300	55,724
Banco de Chile	2,002,498	266,809
Banco de Credito e Inversiones	1,414	81,701
Banco Santander Chile	3,564,649	234,931
CAP S.A.	2,761	39,063
Cencosud S.A.	15,347	50,479
Cia Cervecerias Unidas S.A.	5,297	62,076
Corpbanca S.A.	5,515,758	68,211
Empresa Nacional de Electricidad S.A.	102,498	153,633
Empresas COPEC S.A.	8,859	115,304
Enersis S.A.	757,406	255,551
ENTEL Chile S.A.	6,894	84,823
Inversiones Aguas Metropolitanas S.A.	39,034	62,999
Inversiones La Construccion S.A.	2,673	32,239
Quinenco S.A.	33,201	68,660
S.A.C.I. Falabella	17,032	154,779

Total Chile		2,026,675

New Zealand - 14.5%
Air New Zealand Ltd.	86,683	157,862
Auckland International Airport Ltd.	104,124	355,547
Contact Energy Ltd.	35,798	166,431
Ebos Group Ltd.	2,524	22,298
Fisher & Paykel Healthcare Corp., Ltd.	41,885	174,194
Fletcher Building Ltd.	52,874	407,849
Freightways Ltd.	12,760	56,977
Infratil Ltd.	55,109	117,973
Kathmandu Holdings Ltd.	17,610	49,339
Mainfreight Ltd.	5,265	65,920
Michael Hill International Ltd.	18,492	20,076
Nuplex Industries Ltd.	22,586	60,908
PGG Wrightson Ltd.	119,043	42,733
Ryman Healthcare Ltd.	12,571	94,106
Sky Network Television Ltd.	36,088	217,070
SKYCITY Entertainment Group Ltd.	45,472	158,456
Telecom Corp. of New Zealand Ltd.	325,609	764,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2014

Investments	Shares	Value
Tower Ltd.	12,562	$19,908
Trade Me Group Ltd.	27,728	84,485

Total New Zealand		3,036,165

Norway - 14.7%
Aker ASA Class A	951	37,505
Aker Solutions ASA	3,603	62,592
Atea ASA	2,641	30,127
DNB ASA	7,378	134,904
Fred Olsen Energy ASA	1,559	44,207
Gjensidige Forsikring ASA	7,558	135,486
Kongsberg Gruppen A/S	1,130	25,597
Leroy Seafood Group ASA(a)	683	24,932
Marine Harvest ASA	1,779	24,280
Norsk Hydro ASA	17,594	94,130
Orkla ASA	14,911	132,798
Petroleum Geo-Services ASA(a)	1,266	13,410
Schibsted ASA	422	21,972
SpareBank 1 SR Bank ASA	1,498	14,586
Statoil ASA(a)	48,180	1,479,248
Telenor ASA	22,359	509,029
TGS Nopec Geophysical Co. ASA(a)	1,240	39,627
Veidekke ASA	1,989	22,366
Wilh. Wilhelmsen ASA	2,576	22,039
Yara International ASA	4,170	208,830

Total Norway		3,077,665

Russia - 13.2%
Gazprom Neft OAO ADR	4,669	103,091
Gazprom OAO ADR(a)	74,700	651,011
Lukoil OAO ADR	4,756	283,989
Magnit OJSC GDR Reg S	455	26,845
MegaFon OAO GDR Reg S	4,518	142,317
MMC Norilsk Nickel OJSC ADR	17,045	337,661
Mobile Telesystems OJSC ADR	5,754	113,584
NovaTek OAO GDR Reg S	665	82,726
Novolipetsk Steel OJSC GDR Reg S	1,001	14,064
Phosagro OAO GDR Reg S	2,867	35,895
Rosneft OAO GDR Reg S	68,207	498,934
Rostelecom OJSC ADR	1,437	21,699
RusHydro JSC ADR	7,654	14,603
Sberbank of Russia ADR	12,211	123,712
Severstal OAO GDR Reg S	3,242	26,341
Sistema JSFC GDR Reg S	1,830	56,364
Surgutneftegas OAO ADR	8,504	65,736
Tatneft OAO ADR	1,919	74,496
Uralkali OJSC GDR Reg S	2,593	59,769
VTB Bank OJSC GDR Reg S	12,365	30,170

Total Russia		2,763,007

South Africa - 12.3%
Barclays Africa Group Ltd.	6,915	104,972
Bidvest Group Ltd.	2,524	67,041
Exxaro Resources Ltd.(a)	3,412	44,419
FirstRand Ltd.	44,372	169,960
Imperial Holdings Ltd.	2,161	40,625
Kumba Iron Ore Ltd.(a)	5,841	186,121
Liberty Holdings Ltd.	2,447	29,901
MMI Holdings Ltd.	16,991	41,924
MTN Group Ltd.	24,371	513,111
Nedbank Group Ltd.	4,430	95,427
RMB Holdings Ltd.	10,077	49,813
Sanlam Ltd.	15,105	87,673
Sasol Ltd.	7,123	423,386
Shoprite Holdings Ltd.	2,746	39,749
Standard Bank Group Ltd.	13,217	180,140
Tiger Brands Ltd.(a)	1,523	43,897
Truworths International Ltd.	5,693	40,129
Vodacom Group Ltd.(a)	29,450	363,878
Woolworths Holdings Ltd.	7,220	53,037

Total South Africa		2,575,203

United States - 0.6%
Thomson Reuters Corp.(a)	3,159	115,220

TOTAL COMMON STOCKS (Cost: $19,465,723)		20,800,031

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.1%

United States - 16.1%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $3,365,286)(c)	3,365,286	3,365,286

TOTAL INVESTMENTS IN SECURITIES - 115.6% (Cost: $22,831,009)		24,165,317
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (15.6)%		(3,263,750)

NET ASSETS - 100.0%		$20,901,567

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $3,326,185 and the total market value of the collateral held by the Fund was $3,496,207. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $130,921.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 15.9%
ALS Ltd.(a)	25,749	$215,326
Amcor Ltd.	49,659	488,861
AMP Ltd.	97,981	490,141
ASX Ltd.	9,969	335,345
Aurizon Holdings Ltd.	65,725	308,932
Australia & New Zealand Banking Group Ltd.	148,741	4,680,577
Automotive Holdings Group Ltd.	18,991	65,425
Bank of Queensland Ltd.	22,384	257,540
BC Iron Ltd.	39,511	119,336
Bendigo and Adelaide Bank Ltd.	36,479	420,055
BHP Billiton Ltd.	146,652	4,969,190
Brambles Ltd.	35,612	308,898
Brickworks Ltd.	15,038	194,027
Cabcharge Australia Ltd.	31,816	121,319
Cardno Ltd.	16,570	98,842
Coca-Cola Amatil Ltd.	68,699	613,401
Cochlear Ltd.(a)	3,189	185,713
Commonwealth Bank of Australia	88,218	6,734,440
David Jones Ltd.(a)	64,997	241,709
DuluxGroup Ltd.	28,169	150,484
Envestra Ltd.	148,596	190,743
ERM Power Ltd.	55,445	94,982
Fairfax Media Ltd.	156,305	133,513
Flight Centre Travel Group Ltd.(a)	4,464	187,283
Fortescue Metals Group Ltd.	198,624	815,500
Goodman Fielder Ltd.†	131,372	84,317
GrainCorp Ltd. Class A(a)	25,324	200,777
GUD Holdings Ltd.	21,404	125,658
Harvey Norman Holdings Ltd.	27,557	80,630
Insurance Australia Group Ltd.	130,925	721,670
IOOF Holdings Ltd.	15,496	122,858
JB Hi-Fi Ltd.(a)	7,291	125,934
Leighton Holdings Ltd.	17,982	334,864
Lend Lease Group	19,689	243,629
Macquarie Group Ltd.	11,263	633,902
McMillan Shakespeare Ltd.	7,343	63,554
Mermaid Marine Australia Ltd.	80,507	156,532
Metcash Ltd.(a)	135,677	338,075
Mineral Resources Ltd.	17,236	156,012
MMG Ltd.	296,000	88,605
Mount Gibson Iron Ltd.	204,234	133,009
National Australia Bank Ltd.	128,416	3,973,116
New Hope Corp., Ltd.	87,917	222,388
Northern Star Resources Ltd.	54,039	64,266
Orica Ltd.	23,584	433,620
Origin Energy Ltd.	32,525	448,816
Pacific Brands Ltd.	204,822	105,360
Platinum Asset Management Ltd.	19,827	117,896
Primary Health Care Ltd.	39,104	167,564
Prime Media Group Ltd.	49,419	48,976
Programmed Maintenance Services Ltd.	20,670	54,821
Regis Resources Ltd.	93,312	144,439
Reject Shop Ltd. (The)	9,541	78,526
Rio Tinto Ltd.	21,114	1,181,957
SAI Global Ltd.	39,406	190,058
Seven Group Holdings Ltd.	25,430	177,856
Skilled Group Ltd.	42,753	92,811
Sonic Healthcare Ltd.	16,212	265,179
Southern Cross Media Group Ltd.	131,957	133,266
Suncorp Group Ltd.	53,439	682,936
Super Retail Group Ltd.	19,847	158,478
Tabcorp Holdings Ltd.	75,353	238,970
Tatts Group Ltd.	120,590	372,188
Telstra Corp., Ltd.	895,219	4,402,204
Toll Holdings Ltd.(a)	58,869	283,374
UXC Ltd.	60,806	42,470
Wesfarmers Ltd.(a)	64,845	2,560,774
Westpac Banking Corp.(a)	175,532	5,613,101
Woodside Petroleum Ltd.	44,456	1,723,289
Woolworths Ltd.	56,642	1,882,917
WorleyParsons Ltd.	17,095	280,913

Total Australia		52,174,137

Austria - 0.3%
EVN AG	13,301	194,494
Oesterreichische Post AG	3,380	167,871
OMV AG	11,428	516,340
UNIQA Insurance Group AG	9,650	124,037

Total Austria		1,002,742

Belgium - 0.4%
Ageas	5,762	229,847
Belgacom S.A.	23,961	795,059
Cofinimmo	379	47,226
Elia System Operator S.A./N.V.	2,601	131,407
EVS Broadcast Equipment S.A.(a)	1,507	74,857
N.V. Bekaert S.A.	2,125	79,384

Total Belgium		1,357,780

China - 4.0%
BOC Hong Kong Holdings Ltd.	312,047	903,889
China Merchants Holdings International Co., Ltd.	74,000	231,060
China Mobile Ltd.	790,000	7,665,202
China Resources Power Holdings Co., Ltd.	154,000	437,142
CNOOC Ltd.	1,677,000	3,011,972
Dah Chong Hong Holdings Ltd.	198,000	118,284
Franshion Properties China Ltd.	274,000	72,121
Poly Property Group Co., Ltd.	269,000	112,107
Shanghai Industrial Holdings Ltd.	45,000	137,026
Shenzhen Investment Ltd.	306,000	97,916
Sino-Ocean Land Holdings Ltd.	250,000	126,768
Yuexiu Property Co., Ltd.	764,000	145,893

Total China		13,059,380

Denmark - 0.4%
TDC A/S	86,876	899,042
Tryg A/S	2,784	281,202

Total Denmark		1,180,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2014

Investments	Shares	Value
Finland - 1.6%
Elisa Oyj	13,197	$403,654
Fortum Oyj	48,190	1,293,855
Kemira Oyj	8,206	131,340
Kesko Oyj Class B	4,082	161,351
Kone Oyj Class B	13,534	564,797
Metso Oyj	6,324	239,581
Neste Oil Oyj	7,511	146,542
Orion Oyj Class B	6,766	252,250
Sampo Class A	17,793	900,150
Stockmann Oyj Abp Class B	3,643	55,863
Stora Enso Oyj Class R	23,128	225,143
Tikkurila Oyj	8,268	226,403
UPM-Kymmene Oyj	32,658	558,027

Total Finland		5,158,956

France - 10.5%
AXA S.A.	63,110	1,508,235
BNP Paribas S.A.	25,435	1,725,372
Bourbon S.A.	3,975	124,848
Bouygues S.A.(a)	14,427	600,286
Casino Guichard Perrachon S.A.	3,898	516,777
Cie de Saint-Gobain	18,127	1,022,650
CNP Assurances	29,542	613,183
Edenred	4,271	129,496
Electricite de France S.A.	73,084	2,301,449
Euler Hermes Group(a)	1,802	216,276
Eutelsat Communications S.A.	6,513	226,276
GDF Suez	153,014	4,211,981
Klepierre	8,654	440,947
Lagardere SCA	1,323	43,084
Metropole Television S.A.	8,002	162,531
Neopost S.A.(a)	1,500	112,339
Nexity S.A.	3,512	161,155
Orange S.A.	148,025	2,335,754
Rallye S.A.	5,341	291,299
Rexel S.A.	9,415	220,171
Sanofi	40,090	4,258,307
SCOR SE	3,234	111,227
Societe Television Francaise 1	9,936	162,770
Suez Environnement Co.	29,990	574,030
Total S.A.	111,358	8,047,147
Unibail-Rodamco SE	3,012	876,118
Veolia Environnement S.A.(a)	16,335	311,210
Vinci S.A.	22,381	1,673,105
Vivendi S.A.	56,052	1,371,408

Total France		34,349,431

Germany - 7.2%
Allianz SE Registered Shares	11,365	1,893,700
Axel Springer SE	3,897	239,834
BASF SE	27,381	3,187,665
Comdirect Bank AG	9,762	101,178
Daimler AG Registered Shares	42,234	3,955,209
Deutsche Boerse AG	5,835	452,816
Deutsche Post AG Registered Shares	37,300	1,348,740
Deutsche Telekom AG Registered Shares	186,624	3,270,609
Drillisch AG	6,564	261,525
E.ON SE	26,518	547,511
Evonik Industries AG	13,900	552,856
Freenet AG	9,408	299,225
Hannover Rueck SE	5,117	461,061
Hugo Boss AG	2,568	383,769
MAN SE	2,805	346,602
Muenchener Rueckversicherungs AG Registered Shares	5,904	1,308,713
ProSiebenSat.1 Media AG Registered Shares(a)	5,183	230,878
Siemens AG Registered Shares	27,576	3,641,536
Suedzucker AG(a)	14,001	282,750
Talanx AG	9,551	334,765
Telefonica Deutschland Holding AG	68,215	564,022

Total Germany		23,664,964

Hong Kong - 1.5%
Bank of East Asia Ltd.	37,200	154,313
China Power International Development Ltd.(a)	438,000	172,931
CLP Holdings Ltd.	106,500	873,948
Hang Seng Bank Ltd.	66,818	1,091,455
Hopewell Holdings Ltd.	44,500	155,025
New World Development Co., Ltd.	214,666	244,293
PCCW Ltd.	314,380	187,402
Power Assets Holdings Ltd.	79,518	695,110
Sino Land Co., Ltd.	166,000	273,299
SJM Holdings Ltd.	245,000	613,895
Television Broadcasts Ltd.	28,700	186,449
Wheelock & Co., Ltd.	45,000	187,830

Total Hong Kong		4,835,950

Ireland - 0.1%
Dragon Oil PLC	15,992	167,653

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	402,034	753,942
Delek Automotive Systems Ltd.	17,197	185,474
Gazit-Globe Ltd.	10,223	137,152
Harel Insurance Investments & Financial Services Ltd.	21,436	127,100
Migdal Insurance & Financial Holding Ltd.	117,090	191,305
Phoenix Holdings Ltd. (The)	26,801	98,879
Shufersal Ltd.	34,117	111,344

Total Israel		1,605,196

Italy - 3.5%
ACEA SpA	14,250	208,761
Atlantia SpA	34,859	993,681
Banca Generali SpA	4,871	134,050
Enel SpA(a)	421,551	2,455,267
Eni SpA	156,359	4,277,298
ERG SpA	12,255	189,099
Hera SpA	74,273	211,517
MARR SpA	7,984	149,103
Mediolanum SpA	13,930	107,377
Snam SpA	198,935	1,198,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2014

Investments	Shares	Value
Societa Iniziative Autostradali e Servizi SpA	42,661	$547,879
Telecom Italia SpA RSP	344,352	340,165
Terna Rete Elettrica Nazionale SpA(a)	99,436	524,422
Unipol Gruppo Finanziario SpA	20,243	114,410

Total Italy		11,451,465

Japan - 5.5%
Adastria Holdings Co., Ltd.	4,700	110,326
Aozora Bank Ltd.	62,000	203,800
Asahi Holdings, Inc.	3,100	53,337
Canon Electronics, Inc.	7,000	131,839
Canon, Inc.(a)	45,500	1,480,361
Chugoku Electric Power Co., Inc. (The)(a)	14,600	199,173
Dai Nippon Printing Co., Ltd.	28,000	292,424
Daihatsu Motor Co., Ltd.	12,200	216,892
Daiichi Sankyo Co., Ltd.	19,400	361,937
Daito Trust Construction Co., Ltd.	2,200	258,645
Daiwa Securities Group, Inc.	40,000	346,281
Dynam Japan Holdings Co., Ltd.	23,000	68,700
Eisai Co., Ltd.	8,200	343,525
Endo Lighting Corp.	3,800	57,278
Fields Corp.	4,500	66,630
Foster Electric Co., Ltd.	4,600	62,844
Geo Holdings Corp.	14,300	124,501
Hakuto Co., Ltd.	8,600	91,344
Hokuriku Electric Power Co.(a)	11,100	147,153
ITOCHU Corp.	54,000	693,490
Japan Airlines Co., Ltd.	5,800	320,616
Kohnan Shoji Co., Ltd.	14,200	143,675
Marubeni Corp.	61,000	446,187
Matsui Securities Co., Ltd.	6,700	67,989
Mitsubishi Corp.	49,100	1,021,210
Mitsui & Co., Ltd.	60,500	969,863
Mizuho Financial Group, Inc.	457,200	938,726
Nippon Electric Glass Co., Ltd.	16,000	93,184
Nippon Telegraph & Telephone Corp.	34,900	2,176,578
Nissan Motor Co., Ltd.	124,900	1,184,827
NTT DOCOMO, Inc.	153,900	2,631,211
Onward Holdings Co., Ltd.	14,000	100,469
Sankyo Co., Ltd.	4,700	180,707
Sekisui House Ltd.	18,700	256,397
Sumitomo Corp.	40,500	546,903
Takeda Pharmaceutical Co., Ltd.	25,400	1,178,171
Tama Home Co., Ltd.	13,600	98,404
TonenGeneral Sekiyu K.K.(a)	19,000	180,425
UNY Group Holdings Co., Ltd.	17,800	111,574

Total Japan		17,957,596

Netherlands - 1.6%
Aegon N.V.	41,064	358,364
Delta Lloyd N.V.(a)	9,972	253,130
Fugro N.V. CVA(a)	2,678	153,318
Koninklijke Ahold N.V.	27,943	524,519
Koninklijke Boskalis Westminster N.V.	4,951	283,924
Koninklijke Philips N.V.	24,270	770,089
Reed Elsevier N.V.	25,269	579,501
Unilever N.V. CVA	45,626	1,996,192
Wolters Kluwer N.V.	10,945	323,983

Total Netherlands		5,243,020

New Zealand - 0.7%
Auckland International Airport Ltd.	59,132	201,915
Contact Energy Ltd.	37,818	175,822
Fisher & Paykel Healthcare Corp., Ltd.	41,623	173,104
Fletcher Building Ltd.	25,514	196,805
Infratil Ltd.	55,028	117,800
Mighty River Power Ltd.	115,821	227,152
New Zealand Oil & Gas Ltd.	146,519	101,986
Sky Network Television Ltd.	32,620	196,210
SKYCITY Entertainment Group Ltd.	38,803	135,217
Telecom Corp. of New Zealand Ltd.	198,315	465,341
Trade Me Group Ltd.	30,271	92,233
Vector Ltd.	101,614	225,979

Total New Zealand		2,309,564

Norway - 2.5%
Aker ASA Class A	5,778	227,870
Aker Solutions ASA	11,594	201,411
Austevoll Seafood ASA(a)	31,630	207,729
Gjensidige Forsikring ASA	26,467	474,450
Marine Harvest ASA	29,592	403,880
Orkla ASA	45,735	407,317
Statoil ASA(a)	137,782	4,230,258
Telenor ASA	62,509	1,423,090
TGS Nopec Geophysical Co. ASA(a)	3,274	104,629
Yara International ASA	11,338	567,796

Total Norway		8,248,430

Portugal - 0.5%
EDP-Energias de Portugal S.A.	240,684	1,207,408
Portucel S.A.	59,616	279,233

Total Portugal		1,486,641

Singapore - 2.5%
Asian Pay Television Trust	336,000	210,227
CSE Global Ltd.	218,000	106,670
DBS Group Holdings Ltd.	42,000	564,312
Hutchison Port Holdings Trust	622,323	448,073
Keppel Corp., Ltd.	70,000	605,864
Keppel Land Ltd.	40,000	108,451
M1 Ltd.	40,000	112,622
OUE Ltd.	105,000	204,668
Oversea-Chinese Banking Corp., Ltd.	67,000	513,255
SATS Ltd.(a)	73,000	183,869
Sembcorp Industries Ltd.	64,000	275,683
Sembcorp Marine Ltd.	111,000	365,058
SIA Engineering Co., Ltd.	64,000	259,255
Singapore Exchange Ltd.	39,000	217,423
Singapore Post Ltd.	234,000	325,665
Singapore Press Holdings Ltd.(a)	85,000	284,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2014

Investments	Shares	Value
Singapore Technologies Engineering Ltd.	136,000	$414,551
Singapore Telecommunications Ltd.	609,000	1,880,760
StarHub Ltd.	83,000	277,632
Tat Hong Holdings Ltd.	198,000	139,767
United Engineers Ltd.	24,000	45,434
United Overseas Bank Ltd.	20,000	361,288
Venture Corp., Ltd.	43,000	266,971
Wing Tai Holdings Ltd.	52,000	82,172

Total Singapore		8,253,992

Spain - 7.3%
Abertis Infraestructuras S.A.	39,868	917,315
ACS Actividades de Construccion y Servicios S.A.	15,773	721,293
Banco Bilbao Vizcaya Argentaria S.A.	230,653	2,939,770
Banco Santander S.A.	738,978	7,719,820
Bolsas y Mercados Espanoles S.A.	6,763	322,927
CaixaBank S.A.	291,184	1,796,827
Caja de Ahorros del Mediterraneo†*	6,353	0
Enagas S.A.(a)	11,459	368,694
Endesa S.A.	25,461	984,793
Gas Natural SDG S.A.(a)	47,457	1,498,666
Iberdrola S.A.	220,637	1,686,542
Mapfre S.A.	89,145	355,296
Red Electrica Corp. S.A.(a)	5,834	533,573
Repsol S.A.	22,670	597,804
Tecnicas Reunidas S.A.	2,280	141,021
Telefonica S.A.	191,590	3,284,190

Total Spain		23,868,531

Sweden - 3.4%
Atlas Copco AB Class B	10,512	280,672
Axfood AB	4,093	222,180
Bilia AB Class A	4,823	146,089
Castellum AB	14,153	250,867
Electrolux AB Series B	8,433	213,179
Fabege AB	19,896	281,386
Hennes & Mauritz AB Class B	52,861	2,308,841
ICA Gruppen AB	4,137	140,904
Mekonomen AB	4,216	108,153
Modern Times Group AB Class B	2,335	100,311
Nordea Bank AB	107,911	1,522,135
Peab AB	37,745	295,000
Sandvik AB(a)	39,862	544,384
Securitas AB Class B(a)	15,976	189,384
Skanska AB Class B	18,184	414,797
SKF AB Class B	10,667	272,046
Swedbank AB Class A	40,963	1,085,754
Telefonaktiebolaget LM Ericsson Class B	92,926	1,122,421
TeliaSonera AB	219,608	1,603,367

Total Sweden		11,101,870

Switzerland - 5.1%
ABB Ltd. Registered Shares*	67,549	1,555,425
Baloise Holding AG Registered Shares	2,323	273,741
BKW AG	3,932	144,989
Givaudan S.A. Registered Shares*	164	273,518
Kuehne + Nagel International AG Registered Shares	4,337	577,093
Novartis AG Registered Shares	79,279	7,178,737
STMicroelectronics N.V.	32,295	289,619
Swiss Re AG*	24,673	2,195,196
Swisscom AG Registered Shares	2,268	1,318,396
Transocean Ltd.	21,068	946,967
Zurich Insurance Group AG*	6,940	2,091,861

Total Switzerland		16,845,542

United Kingdom - 24.4%
Aberdeen Asset Management PLC	28,181	218,713
Admiral Group PLC	8,766	232,172
AMEC PLC	9,333	193,890
Amlin PLC	31,433	251,584
Anglo American PLC	49,689	1,214,938
Antofagasta PLC	69,472	906,342
Ashmore Group PLC(a)	25,383	160,584
AstraZeneca PLC	61,944	4,597,235
Aviva PLC	117,320	1,024,060
BAE Systems PLC	155,041	1,147,604
BBA Aviation PLC	25,528	134,875
Berendsen PLC	11,459	191,817
Berkeley Group Holdings PLC	6,646	274,773
BHP Billiton PLC	78,584	2,538,860
BP PLC	922,464	8,121,384
British American Tobacco PLC	76,390	4,542,802
British Land Co. PLC	22,489	270,131
British Sky Broadcasting Group PLC	50,387	778,834
Cable & Wireless Communications PLC	186,123	156,734
Carillion PLC	32,760	185,465
Centrica PLC	277,542	1,483,459
Cobham PLC	22,945	122,523
Dairy Crest Group PLC	10,964	88,204
De La Rue PLC	9,224	127,750
Debenhams PLC	95,670	111,971
Devro PLC	20,210	85,958
Direct Line Insurance Group PLC	25,891	119,440
Electrocomponents PLC	29,689	133,407
G4S PLC	55,032	240,134
GlaxoSmithKline PLC	234,190	6,262,718
Greene King PLC	12,376	178,494
Halfords Group PLC	24,644	199,226
Hargreaves Services PLC	5,230	67,740
HSBC Holdings PLC	673,638	6,829,136
ICAP PLC	37,839	245,856
IG Group Holdings PLC	14,476	145,417
Imperial Tobacco Group PLC	42,142	1,895,085
Inmarsat PLC	17,274	220,781
Interserve PLC	16,744	171,778
Intu Properties PLC	20,166	107,442
Investec PLC	36,835	339,474
J Sainsbury PLC(a)	104,684	564,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2014

Investments	Shares	Value
Kier Group PLC	7,282	$221,007
Ladbrokes PLC	61,181	146,768
Laird PLC	37,490	181,922
Legal & General Group PLC	210,959	813,036
Marks & Spencer Group PLC	59,267	430,888
Marston’s PLC	34,895	86,455
Melrose Industries PLC	29,151	129,694
Micro Focus International PLC	14,843	220,292
N Brown Group PLC	10,914	78,937
National Grid PLC	183,524	2,635,906
Old Mutual PLC	147,400	498,267
Pearson PLC	34,231	675,434
Pennon Group PLC	17,680	237,307
Persimmon PLC*	11,253	244,937
Premier Farnell PLC	37,773	131,562
Rexam PLC	24,761	226,506
Rio Tinto PLC	55,135	2,930,461
Royal Dutch Shell PLC Class A	152,443	6,303,929
Sage Group PLC (The)	48,896	321,126
Segro PLC	39,026	230,347
Severn Trent PLC	10,580	349,503
Smiths Group PLC	11,075	245,607
SSE PLC	50,826	1,361,798
Standard Chartered PLC	69,748	1,423,947
Standard Life PLC	72,885	466,212
TalkTalk Telecom Group PLC	33,213	184,849
Tate & Lyle PLC	23,216	271,718
Tesco PLC	413,966	2,011,622
TUI Travel PLC	32,049	218,100
Unilever PLC	41,479	1,880,164
United Utilities Group PLC	32,994	497,578
Vedanta Resources PLC	12,829	243,266
Vodafone Group PLC	1,941,080	6,471,959
William Hill PLC	27,954	156,775
WM Morrison Supermarkets PLC	186,703	585,475

Total United Kingdom		79,996,869

TOTAL COMMON STOCKS (Cost: $268,790,343)		325,319,953

RIGHTS - 0.0%

Hong Kong - 0.0%
HKT Trust and HKT Ltd., expiring 7/15/14†* (Cost: $0)	59,532	17,590

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $371,071)	6,967	372,386

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $15,537,974)(d)	15,537,974	15,537,974

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $284,699,388)		341,247,903
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.2)%		(13,785,290)

NET ASSETS - 100.0%		$327,462,613

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $101,907, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $14,862,525 and the total market value of the collateral held by the Fund was $15,631,797. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $93,823.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 11.4%
Adelaide Brighton Ltd.	98,389	$320,383
AGL Energy Ltd.	41,059	599,905
Amcor Ltd.	51,036	502,417
AMP Ltd.	179,167	896,266
ASX Ltd.	21,000	706,415
Aurizon Holdings Ltd.	120,729	567,472
Australia & New Zealand Banking Group Ltd.	204,231	6,426,735
Bank of Queensland Ltd.	40,942	471,060
Bendigo and Adelaide Bank Ltd.	44,734	515,111
BHP Billiton Ltd.	183,620	6,221,822
Boral Ltd.	42,182	209,021
Brambles Ltd.	52,037	451,368
Brickworks Ltd.	24,209	312,355
Cabcharge Australia Ltd.	66,073	251,947
Caltex Australia Ltd.	13,686	278,631
Cardno Ltd.	39,600	236,219
Cochlear Ltd.(a)	4,927	286,927
Commonwealth Bank of Australia	111,525	8,513,664
Computershare Ltd.	29,957	352,871
Crown Resorts Ltd.	28,571	407,737
CSL Ltd.	8,192	514,566
CSR Ltd.	68,468	225,536
Echo Entertainment Group Ltd.	80,230	237,777
Envestra Ltd.	359,267	461,168
ERM Power Ltd.	109,723	187,965
Flight Centre Travel Group Ltd.(a)	8,189	343,563
GrainCorp Ltd. Class A	35,862	284,326
Incitec Pivot Ltd.	142,696	390,583
Insurance Australia Group Ltd.(a)	206,554	1,138,543
IOOF Holdings Ltd.	46,511	368,755
JB Hi-Fi Ltd.(a)	14,840	256,323
Lend Lease Group	44,451	550,031
Macquarie Group Ltd.	17,782	1,000,803
McMillan Shakespeare Ltd.	15,546	134,552
Metcash Ltd.(a)	191,016	475,967
Mineral Resources Ltd.	33,966	307,444
MMG Ltd.	724,000	216,723
Monadelphous Group Ltd.	21,032	311,860
National Australia Bank Ltd.	192,796	5,964,995
Navitas Ltd.	45,307	304,900
Pacific Brands Ltd.	409,727	210,763
Perpetual Ltd.	7,724	345,414
Platinum Asset Management Ltd.	73,152	434,981
Primary Health Care Ltd.	70,054	300,187
Ramsay Health Care Ltd.	10,369	445,299
Santos Ltd.	44,035	592,681
Sonic Healthcare Ltd.	23,068	377,322
Southern Cross Media Group Ltd.	256,054	258,594
Suncorp Group Ltd.	87,639	1,120,003
Super Retail Group Ltd.	31,607	252,381
Tabcorp Holdings Ltd.	113,101	358,681
Tatts Group Ltd.	181,186	559,211
Telstra Corp., Ltd.(a)	1,041,677	5,122,405
Toll Holdings Ltd.	100,672	484,599
Wesfarmers Ltd.	76,185	3,008,599
Westpac Banking Corp.(a)	240,620	7,694,462
Woodside Petroleum Ltd.	56,334	2,183,727
Woolworths Ltd.(a)	74,773	2,485,635

Total Australia		68,439,650

Austria - 0.5%
Andritz AG	3,878	224,090
EVN AG	15,676	229,223
Oesterreichische Post AG	6,605	328,043
OMV AG	16,028	724,176
Raiffeisen Bank International AG	10,890	347,628
S IMMO AG*	12,940	105,238
UNIQA Insurance Group AG	12,668	162,829
Verbund AG(a)	18,694	362,040
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,745	307,473
Voestalpine AG(a)	7,312	347,940

Total Austria		3,138,680

Belgium - 1.4%
Ageas	13,432	535,805
Anheuser-Busch InBev N.V.	40,508	4,653,223
Belgacom S.A.(a)	28,784	955,092
D’ieteren S.A./N.V.	3,506	146,936
Delhaize Group S.A.	3,993	270,125
Elia System Operator S.A./N.V.	7,061	356,733
Melexis N.V.	2,472	109,541
N.V. Bekaert S.A.(a)	6,572	245,512
Solvay S.A.	2,762	475,346
UCB S.A.	6,492	549,578
Umicore S.A.(a)	5,917	274,876

Total Belgium		8,572,767

China - 3.0%
BOC Hong Kong Holdings Ltd.	483,944	1,401,813
China Agri-Industries Holdings Ltd.	498,000	189,553
China Merchants Holdings International Co., Ltd.	95,431	297,978
China Mobile Ltd.(a)	896,481	8,698,365
China Overseas Land & Investment Ltd.	201,175	487,990
China Resources Enterprise Ltd.	59,812	165,923
China Resources Power Holdings Co., Ltd.	166,000	471,204
China Unicom Hong Kong Ltd.	405,588	626,932
CNOOC Ltd.	1,945,700	3,494,570
Dah Chong Hong Holdings Ltd.	268,000	160,101
Fosun International Ltd.(a)	219,500	291,709
Lenovo Group Ltd.(a)	247,003	337,184
Poly Property Group Co., Ltd.	600,000	250,053
Shenzhen Investment Ltd.	672,000	215,030
Sino-Ocean Land Holdings Ltd.	507,500	257,340
Sun Art Retail Group Ltd.(a)	294,500	337,045
Yuexiu Property Co., Ltd.	1,324,000	252,830

Total China		17,935,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
Denmark - 1.0%
Carlsberg A/S Class B	2,993	$322,375
Chr Hansen Holding A/S	7,910	333,094
Coloplast A/S Class B	5,870	530,814
D/S Norden A/S(a)	6,901	231,546
H. Lundbeck A/S	9,186	226,057
IC Companys A/S	2,782	94,773
Novo Nordisk A/S Class B	58,273	2,681,851
Novozymes A/S Class B	5,989	300,374
Pandora A/S	3,262	250,107
TDC A/S	68,993	713,978
Tryg A/S	4,752	479,982

Total Denmark		6,164,951

Finland - 1.1%
Elisa Oyj	12,688	388,086
Fortum Oyj	54,487	1,462,924
Kone Oyj Class B	15,726	656,273
Konecranes Oyj	8,479	273,741
Lassila & Tikanoja Oyj	6,767	139,439
Metso Oyj	7,375	279,397
Neste Oil Oyj	19,092	372,492
Orion Oyj Class B	10,351	385,906
Pohjola Bank PLC Class A	13,916	302,944
Sampo Class A	21,213	1,073,168
Stockmann Oyj Abp Class B	7,176	110,040
Stora Enso Oyj Class R	33,563	326,724
UPM-Kymmene Oyj	41,466	708,529
Wartsila Oyj Abp	5,379	266,748

Total Finland		6,746,411

France - 10.4%
Accor S.A.	9,030	469,687
Aeroports de Paris	3,248	427,890
Air Liquide S.A.	8,589	1,159,500
Airbus Group N.V.	10,769	721,590
Arkema S.A.	2,548	247,969
AXA S.A.	108,338	2,589,118
BioMerieux	547	58,940
BNP Paribas S.A.	36,739	2,492,174
Bourbon S.A.	4,471	140,427
Bouygues S.A.(a)	16,560	689,036
Bureau Veritas S.A.	9,534	264,594
Cap Gemini S.A.(a)	5,395	384,840
Carrefour S.A.	21,808	804,386
Casino Guichard Perrachon S.A.	4,545	602,553
Christian Dior S.A.	3,358	668,032
Cie de Saint-Gobain	19,253	1,086,174
Cie Generale des Etablissements Michelin	5,381	642,879
CNP Assurances	33,760	700,733
Danone S.A.	16,160	1,200,085
Edenred	10,214	309,687
Eiffage S.A.	3,191	216,941
Electricite de France S.A.	87,639	2,759,792
Essilor International S.A.	2,643	280,266
Euler Hermes Group(a)	2,444	293,328
Eutelsat Communications S.A.	9,179	318,899
GDF Suez	179,402	4,938,357
Imerys S.A.	3,172	267,265
Ipsen S.A.	2,610	117,978
IPSOS(a)	4,117	154,476
Kering	2,867	628,645
Klepierre	10,802	550,394
Korian-Medica	1,600	61,119
L’Oreal S.A.	10,653	1,835,592
Lafarge S.A.(a)	3,764	326,731
Legrand S.A.	4,549	278,310
LVMH Moet Hennessy Louis Vuitton S.A.	11,874	2,289,027
Metropole Television S.A.	13,600	276,234
Natixis	121,152	776,628
Neopost S.A.(a)	3,126	234,114
Nexity S.A.	4,852	222,644
Orange S.A.	176,446	2,784,222
Orpea	849	59,550
Pernod Ricard S.A.	4,872	585,003
Publicis Groupe S.A.	4,878	413,680
Rallye S.A.	6,489	353,911
Remy Cointreau S.A.	2,010	184,906
Renault S.A.	9,545	862,916
Rexel S.A.	14,742	344,743
Safran S.A.	8,213	537,672
Sanofi	47,705	5,067,162
Schneider Electric SE	18,708	1,760,967
SCOR SE	13,293	457,187
Societe Generale S.A.	20,190	1,057,488
Societe Television Francaise 1	21,152	346,510
Sodexo	4,265	458,687
Suez Environnement Co.	22,301	426,857
Technip S.A.	4,170	456,120
Thales S.A.	7,130	431,238
Total S.A.	114,632	8,283,739
Unibail-Rodamco SE	3,936	1,144,888
Valeo S.A.	3,739	502,148
Vallourec S.A.	124	5,552
Vinci S.A.	23,979	1,792,565
Vivendi S.A.	73,805	1,805,766

Total France		62,610,511

Germany - 7.4%
adidas AG	4,471	452,805
Allianz SE Registered Shares	19,354	3,224,872
BASF SE	29,266	3,407,114
Bayer AG Registered Shares	17,813	2,515,692
Bayerische Motoren Werke AG	21,049	2,669,238
Beiersdorf AG	4,546	439,861
Bilfinger SE	4,018	458,034
Brenntag AG	1,510	269,798
Celesio AG	5,260	187,245
Continental AG	4,454	1,031,510
CropEnergies AG	39,974	269,274
Daimler AG Registered Shares	39,454	3,694,862
Deutsche Bank AG Registered Shares	4,798	168,795
Deutsche Boerse AG	8,251	640,306
Deutsche Lufthansa AG Registered Shares	12,025	258,156
Deutsche Post AG Registered Shares	36,972	1,336,880
Deutsche Telekom AG Registered Shares	187,982	3,294,408
E.ON SE	62,147	1,283,136
Evonik Industries AG	19,684	782,908
Fielmann AG(a)	2,842	409,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide(a)	3,270	$231,019
Freenet AG	15,041	478,384
Fresenius Medical Care AG & Co. KGaA	4,496	302,183
Fresenius SE & Co. KGaA	2,405	358,587
GEA Group AG	6,206	293,824
Hannover Rueck SE	5,369	483,767
Henkel AG & Co. KGaA	4,911	494,206
Hugo Boss AG	3,645	544,719
Infineon Technologies AG	19,808	247,580
Linde AG	3,478	739,524
MAN SE	3,250	401,589
Merck KGaA	7,692	667,592
MTU Aero Engines AG	2,161	198,797
Muenchener Rueckversicherungs AG Registered Shares	7,594	1,683,327
ProSiebenSat.1 Media AG Registered Shares(a)	11,008	490,355
SAP AG	22,928	1,770,502
Siemens AG Registered Shares	29,972	3,957,939
Software AG	4,006	144,607
Symrise AG	5,591	304,628
Talanx AG	12,047	422,250
Telefonica Deutschland Holding AG	94,438	780,842
United Internet AG Registered Shares	4,190	184,580
Volkswagen AG	6,449	1,667,038
VTG AG	9,276	206,379
Wacker Chemie AG	1,429	164,993
Wincor Nixdorf AG	3,442	196,304
Wirecard AG	1,376	59,401

Total Germany		44,269,740

Hong Kong - 2.4%
AIA Group Ltd.	133,165	669,231
Bank of East Asia Ltd.	103,058	427,505
Cathay Pacific Airways Ltd.	86,000	160,674
Cheung Kong Holdings Ltd.	62,000	1,099,950
China Power International Development Ltd.	609,000	240,446
CLP Holdings Ltd.	101,500	832,917
Dah Sing Banking Group Ltd.	92,000	154,316
Dah Sing Financial Holdings Ltd.	34,800	184,095
Hang Lung Properties Ltd.	159,000	490,313
Hang Seng Bank Ltd.	79,400	1,296,979
Henderson Land Development Co., Ltd.	64,450	377,119
Hong Kong & China Gas Co., Ltd.	210,168	459,908
Hong Kong Exchanges and Clearing Ltd.	28,300	527,634
Hutchison Whampoa Ltd.	109,000	1,490,771
Hysan Development Co., Ltd.	72,000	337,224
MTR Corp., Ltd.	193,500	745,254
PCCW Ltd.	457,088	272,471
Power Assets Holdings Ltd.	84,500	738,660
Sino Land Co., Ltd.	244,400	402,375
SJM Holdings Ltd.	307,760	771,152
Sun Hung Kai Properties Ltd.	73,000	1,001,232
Swire Properties Ltd.	144,600	422,586
Television Broadcasts Ltd.	47,000	305,335
Wharf Holdings Ltd.	99,000	712,768

Total Hong Kong		14,120,915

Ireland - 0.3%
C&C Group PLC	38,663	240,592
DCC PLC	7,260	444,776
Dragon Oil PLC	36,706	384,810
Kerry Group PLC Class A	4,194	314,961
Paddy Power PLC	4,063	267,017

Total Ireland		1,652,156

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	470,070	881,531
Delek Automotive Systems Ltd.	41,212	444,483
Gazit-Globe Ltd.	40,769	546,955
Teva Pharmaceutical Industries Ltd.	28,756	1,521,353

Total Israel		3,394,322

Italy - 3.0%
Ansaldo STS SpA	6,056	64,674
Assicurazioni Generali SpA	37,678	825,905
Atlantia SpA(a)	38,147	1,087,407
Banca Generali SpA	15,861	436,494
Davide Campari-Milano SpA	12,738	110,222
Enel Green Power SpA(a)	82,790	234,412
Enel SpA(a)	332,347	1,935,710
Eni SpA	216,068	5,910,675
ERG SpA	21,826	336,782
Hera SpA	109,699	312,404
Intesa Sanpaolo SpA	381,446	1,178,212
Iren SpA	110,038	169,943
Luxottica Group SpA	5,708	330,345
MARR SpA(a)	15,466	288,831
Mediolanum SpA	47,055	362,715
Parmalat SpA	91,400	312,601
Pirelli & C. SpA	21,624	346,988
Recordati SpA	3,556	59,788
Reply SpA	755	58,198
Snam SpA	213,792	1,287,939
Societa Iniziative Autostradali e Servizi SpA	24,110	309,636
Telecom Italia SpA RSP	261,444	258,265
Terna Rete Elettrica Nazionale SpA(a)	123,950	653,708
Tod’s SpA(a)	1,280	162,896
UniCredit SpA	112,775	944,192

Total Italy		17,978,942

Japan - 13.4%
Aeon Co., Ltd.(a)	23,600	290,268
Aichi Steel Corp.	62,000	247,253
Aisin Seiki Co., Ltd.	9,500	377,918
Ajinomoto Co., Inc.	18,000	282,158
Amada Co., Ltd.	14,000	142,342
Aozora Bank Ltd.	127,000	417,462
Asahi Group Holdings Ltd.	12,000	376,684
Asahi Holdings, Inc.	10,400	178,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
Asahi Kasei Corp.	38,000	$290,706
ASKUL Corp.	2,300	61,822
Astellas Pharma, Inc.	60,200	790,940
Azbil Corp.	7,500	191,970
Belluna Co., Ltd.	31,500	158,892
Bridgestone Corp.	14,500	507,403
Brother Industries Ltd.	14,100	244,267
Canon, Inc.(a)	53,500	1,740,645
Central Japan Railway Co.	2,700	385,124
Chugai Pharmaceutical Co., Ltd.(a)	9,000	253,640
Dai Nippon Printing Co., Ltd.	31,000	323,755
Dai-ichi Life Insurance Co., Ltd. (The)(a)	23,633	352,028
Daido Steel Co., Ltd.	35,000	178,965
Daihatsu Motor Co., Ltd.	18,200	323,560
Daiichi Sankyo Co., Ltd.	27,300	509,323
Daikin Industries Ltd.	4,900	309,173
Daikyo, Inc.	81,000	190,297
Daito Trust Construction Co., Ltd.	3,800	446,750
Daiwa House Industry Co., Ltd.	15,000	310,942
Daiwa Securities Group, Inc.	80,000	692,562
Dena Co., Ltd.	9,500	128,473
Denki Kagaku Kogyo K.K.	53,000	203,514
Denso Corp.	17,900	854,316
Earth Chemical Co., Ltd.	3,700	142,441
East Japan Railway Co.	6,000	472,573
Eisai Co., Ltd.	10,900	456,637
Electric Power Development Co., Ltd.(a)	5,700	185,114
FANUC Corp.	3,300	569,084
Fast Retailing Co., Ltd.	1,200	394,808
Fuji Heavy Industries Ltd.	11,700	323,957
FUJIFILM Holdings Corp.	12,700	354,153
Gurunavi, Inc.(a)	3,700	62,747
Hitachi Construction Machinery Co., Ltd.(a)	12,500	249,001
Hitachi Ltd.	82,000	600,602
Honda Motor Co., Ltd.	44,400	1,550,198
Hoya Corp.	16,500	548,236
Iida Group Holdings Co., Ltd.	10,400	157,994
Internet Initiative Japan, Inc.	3,300	81,079
Isuzu Motors Ltd.	40,000	264,548
ITOCHU Corp.	68,000	873,284
Japan Airlines Co., Ltd.	5,600	309,560
Japan Exchange Group, Inc.	6,600	162,549
Japan Tobacco, Inc.	52,144	1,900,872
JFE Holdings, Inc.	20,500	423,133
JGC Corp.	6,000	182,301
Kajima Corp.(a)	49,000	216,692
Kao Corp.	7,200	283,366
Kawasaki Heavy Industries Ltd.	50,000	190,514
KDDI Corp.	18,302	1,116,313
Kikkoman Corp.	12,000	249,938
Kirin Holdings Co., Ltd.(a)	26,800	387,033
Kobe Steel Ltd.	192,000	288,081
Kokuyo Co., Ltd.	24,300	203,649
Komatsu Ltd.	28,100	652,398
Kubota Corp.	29,000	411,076
Kyocera Corp.	7,900	374,939
Kyoei Steel Ltd.	9,000	163,289
KYORIN Holdings, Inc.	6,100	125,486
LIXIL Group Corp.(a)	9,100	245,589
Makita Corp.	6,000	370,762
Marubeni Corp.	80,000	585,164
Marui Group Co., Ltd.(a)	20,000	192,093
Matsui Securities Co., Ltd.	24,800	251,660
Medipal Holdings Corp.(a)	17,800	252,315
Misawa Homes Co., Ltd.	15,100	198,392
Mitsubishi Chemical Holdings Corp.	73,900	327,537
Mitsubishi Corp.	58,800	1,222,956
Mitsubishi Electric Corp.	34,000	419,525
Mitsubishi Estate Co., Ltd.(a)	14,000	345,630
Mitsubishi Gas Chemical Co., Inc.	31,000	198,292
Mitsubishi Heavy Industries Ltd.	62,000	386,792
Mitsubishi Materials Corp.	87,000	304,871
Mitsubishi Motors Corp.	22,700	250,517
Mitsubishi Tanabe Pharma Corp.	16,000	239,593
Mitsubishi UFJ Financial Group, Inc.	383,500	2,350,856
Mitsui & Co., Ltd.	75,400	1,208,722
Mitsui Fudosan Co., Ltd.	9,000	303,480
Mitsui Mining & Smelting Co., Ltd.	82,000	233,927
Mitsui OSK Lines Ltd.	55,000	204,679
Mizuho Financial Group, Inc.(a)	731,800	1,502,536
Monex Group, Inc.	43,400	160,654
MS&AD Insurance Group Holdings, Inc.	18,230	440,342
Murata Manufacturing Co., Ltd.	3,600	336,919
Nexon Co., Ltd.	15,200	145,091
Nidec Corp.	4,000	245,437
Nihon Yamamura Glass Co., Ltd.	158,000	260,461
Nikon Corp.(a)	12,800	201,530
Nippon Electric Glass Co., Ltd.	36,000	209,664
Nippon Express Co., Ltd.	39,000	189,023
Nippon Steel & Sumitomo Metal Corp.	208,000	665,239
Nippon Telegraph & Telephone Corp.	35,400	2,207,761
Nishi-Nippon City Bank Ltd. (The)	110,000	270,372
Nissan Chemical Industries Ltd.	16,100	250,309
Nissan Motor Co., Ltd.	144,400	1,369,808
Nissin Foods Holdings Co., Ltd.	4,900	252,001
Nittetsu Mining Co., Ltd.	66,000	282,750
NKSJ Holdings, Inc.	15,200	409,314
Nomura Holdings, Inc.	106,100	750,937
Nomura Real Estate Holdings, Inc.	8,900	168,415
NSK Ltd.	14,000	182,005
NTT DOCOMO, Inc.	150,955	2,580,860
NTT Urban Development Corp.	14,000	157,544
Oji Holdings Corp.	44,000	181,116
Oracle Corp.	2,800	122,442
Oriental Land Co., Ltd.(a)	1,900	325,497
Osaka Gas Co., Ltd.	63,000	264,923
Panasonic Corp.	27,100	330,106
Park24 Co., Ltd.	9,700	176,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
Rengo Co., Ltd.	36,000	$171,995
Resona Holdings, Inc.(a)	91,200	531,149
Ricoh Co., Ltd.	24,400	290,714
Saibu Gas Co., Ltd.	73,000	191,679
Sanrio Co., Ltd.(a)	5,300	153,970
Sanyo Special Steel Co., Ltd.	38,000	176,299
Sawai Pharmaceutical Co., Ltd.	1,300	76,610
Secom Co., Ltd.	5,200	317,734
Sega Sammy Holdings, Inc.	9,000	177,059
Seino Holdings Co., Ltd.	7,000	79,463
Sekisui Chemical Co., Ltd.	16,000	185,262
Sekisui House Ltd.	24,400	334,550
Seven & I Holdings Co., Ltd.	13,700	577,184
Shin-Etsu Chemical Co., Ltd.	6,600	401,192
Shionogi & Co., Ltd.	9,900	206,590
Ship Healthcare Holdings, Inc.	2,400	84,102
Showa Denko K.K.	126,000	179,103
Showa Shell Sekiyu K.K.(a)	27,700	314,720
SMC Corp.	1,000	267,608
SoftBank Corp.(a)	7,800	580,775
Sojitz Corp.	128,800	227,582
Sony Corp.(a)	18,900	313,803
St. Marc Holdings Co., Ltd.	2,800	150,081
Stanley Electric Co., Ltd.	3,400	88,637
Sumitomo Chemical Co., Ltd.	60,000	226,840
Sumitomo Corp.	52,800	712,999
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	117,299
Sumitomo Electric Industries Ltd.	24,200	340,408
Sumitomo Forestry Co., Ltd.	11,900	145,189
Sumitomo Heavy Industries Ltd.	22,000	104,674
Sumitomo Metal Mining Co., Ltd.	24,000	389,714
Sumitomo Mitsui Financial Group, Inc.	41,100	1,721,814
Sumitomo Mitsui Trust Holdings, Inc.	105,070	480,207
Sumitomo Osaka Cement Co., Ltd.	21,000	79,809
Sumitomo Realty & Development Co., Ltd.	5,000	214,550
Sumitomo Rubber Industries Ltd.	12,900	186,169
Suruga Bank Ltd.	3,000	58,220
Suzuken Co., Ltd.	3,700	137,693
Suzuki Motor Corp.	4,700	147,210
Sysmex Corp.	1,600	60,096
T&D Holdings, Inc.	23,200	315,349
Taiheiyo Cement Corp.	20,000	80,549
Taisei Corp.	54,000	299,038
Taiyo Holdings Co., Ltd.	4,800	148,778
Taiyo Nippon Sanso Corp.	10,000	88,545
Takashimaya Co., Ltd.	7,000	67,924
Takeda Pharmaceutical Co., Ltd.	29,700	1,377,625
Takuma Co., Ltd.	16,000	104,082
Teijin Ltd.	57,000	142,915
Terumo Corp.	9,000	201,224
Toagosei Co., Ltd.	47,000	211,559
Tobu Railway Co., Ltd.	34,000	177,879
Toda Corp.	29,000	112,788
Toho Co., Ltd.	4,000	93,816
Toho Zinc Co., Ltd.	68,000	253,729
Tokai Rika Co., Ltd.	9,100	182,710
Tokio Marine Holdings, Inc.	14,000	460,471
Tokyo Electron Ltd.	3,000	202,794
Tokyo Gas Co., Ltd.	49,000	286,343
Tokyo Tatemono Co., Ltd.	7,000	64,745
Tokyu Corp.	20,000	141,750
Tomen Electronics Corp.	6,300	102,487
TonenGeneral Sekiyu K.K.(a)	26,000	246,898
Toshiba Corp.	88,000	410,878
TOTO Ltd.	8,000	107,793
Toyo Seikan Group Holdings Ltd.	12,500	191,995
Toyo Suisan Kaisha Ltd.	3,000	92,542
Toyobo Co., Ltd.	73,000	126,104
Toyoda Gosei Co., Ltd.	12,100	251,305
Toyota Motor Corp.	99,300	5,963,587
Toyota Tsusho Corp.	14,400	414,068
TS Tech Co., Ltd.	5,000	145,403
Tsukishima Kikai Co., Ltd.	11,200	126,478
UACJ Corp.	47,000	176,763
Ube Industries Ltd.	129,000	224,115
Unicharm Corp.	1,200	71,511
Union Tool Co.	5,500	140,669
Unipres Corp.	4,000	96,145
United Arrows Ltd.	1,500	60,486
Ushio, Inc.	8,100	104,343
USS Co., Ltd.	24,860	424,292
Wacoal Holdings Corp.	16,000	173,733
WATAMI Co., Ltd.	12,400	175,158
West Japan Railway Co.	8,820	388,305
Xebio Co., Ltd.	6,600	129,453
Yahoo Japan Corp.(a)	61,310	283,235
Yakult Honsha Co., Ltd.	4,000	202,557
Yamada Denki Co., Ltd.(a)	19,000	67,706
Yamagata Bank Ltd. (The)	37,000	175,677
Yamaha Corp.	6,900	109,046
Yamanashi Chuo Bank Ltd. (The)	44,000	208,479
Yamato Kogyo Co., Ltd.	8,000	234,539
Yamazen Corp.	26,100	197,866
Yokogawa Electric Corp.	8,200	103,689
Yokohama Reito Co., Ltd.	22,400	183,083
Yokohama Rubber Co., Ltd. (The)	20,000	172,943
Yuasa Trading Co., Ltd.	102,000	221,509
Yusen Logistics Co., Ltd.	11,800	134,418
Zeon Corp.	12,000	128,404

Total Japan		80,405,541

Netherlands - 1.6%
Aegon N.V.	67,501	589,079
Akzo Nobel N.V.	6,394	479,301
ASM International N.V.	1,423	59,034
ASML Holding N.V.	3,839	357,472
Delta Lloyd N.V.	18,796	477,119
Fugro N.V. CVA(a)	5,415	310,014
Heineken N.V.	10,458	750,723
Koninklijke Ahold N.V.	32,028	601,199
Koninklijke Boskalis Westminster N.V.	5,693	326,476
Koninklijke DSM N.V.	5,116	372,573
Koninklijke Philips N.V.	32,543	1,032,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
Koninklijke Ten Cate N.V.	6,446	$172,583
Koninklijke Wessanen N.V.	10,094	60,477
Randstad Holding N.V.	6,339	343,603
Reed Elsevier N.V.	34,843	799,064
Unilever N.V. CVA(a)	53,157	2,325,682
Wolters Kluwer N.V.	15,678	464,085

Total Netherlands		9,521,075

New Zealand - 0.5%
Auckland International Airport Ltd.	103,325	352,818
Contact Energy Ltd.	56,757	263,873
Fisher & Paykel Healthcare Corp., Ltd.	66,001	274,489
Fletcher Building Ltd.	32,398	249,905
Mighty River Power Ltd.	172,486	338,285
Sky Network Television Ltd.	57,985	348,782
Telecom Corp. of New Zealand Ltd.	181,000	424,712
Trade Me Group Ltd.	58,782	179,104
TrustPower Ltd.	30,002	187,818
Vector Ltd.(a)	147,170	327,291

Total New Zealand		2,947,077

Norway - 1.7%
Aker ASA Class A	9,189	362,391
Aker Solutions ASA	18,677	324,457
Atea ASA	22,370	255,186
Cermaq ASA	7,538	103,802
DNB ASA	36,112	660,295
Gjensidige Forsikring ASA	38,805	695,623
Marine Harvest ASA	43,488	593,537
Norsk Hydro ASA	94,812	507,256
Orkla ASA(a)	49,536	441,169
SpareBank 1 SMN	28,476	251,752
Statoil ASA(a)	126,198	3,874,599
Telenor ASA	71,463	1,626,938
Tomra Systems ASA	15,527	126,265
Yara International ASA	12,782	640,110

Total Norway		10,463,380

Portugal - 0.4%
EDP-Energias de Portugal S.A.	238,084	1,194,364
Galp Energia, SGPS, S.A.	22,642	414,784
Jeronimo Martins, SGPS, S.A.	19,776	325,322
Mota-Engil, SGPS, S.A.	14,177	111,028
Sonae	206,575	339,116

Total Portugal		2,384,614

Singapore - 2.3%
Asian Pay Television Trust	615,000	384,791
CapitaLand Ltd.	115,000	295,191
CitySpring Infrastructure Trust	659,960	251,459
ComfortDelGro Corp., Ltd.	239,000	479,284
Cosco Corp. Singapore Ltd.(a)	440,000	252,356
DBS Group Holdings Ltd.	76,000	1,021,137
GMG Global Ltd.	4,124,000	287,802
Hutchison Port Holdings Trust	782,036	563,066
Jardine Cycle & Carriage Ltd.	13,000	461,541
Keppel Corp., Ltd.	97,100	840,420
Keppel Infrastructure Trust	348,205	291,882
Keppel Land Ltd.	123,000	333,486
Oversea-Chinese Banking Corp., Ltd.(a)	122,648	939,549
SATS Ltd.(a)	75,000	188,906
Sembcorp Industries Ltd.	83,000	357,526
Sembcorp Marine Ltd.(a)	132,000	434,123
Singapore Airlines Ltd.(a)	30,000	249,396
Singapore Post Ltd.	401,000	558,084
Singapore Press Holdings Ltd.(a)	109,000	364,601
Singapore Technologies Engineering Ltd.	117,000	356,636
Singapore Telecommunications Ltd.	645,000	1,991,938
SMRT Corp., Ltd.	110,000	136,767
StarHub Ltd.	85,000	284,322
Super Group Ltd.	123,000	139,117
Tat Hong Holdings Ltd.	396,000	279,533
Tiong Seng Holdings Ltd.	800,520	123,290
United Overseas Bank Ltd.	48,000	867,092
Wilmar International Ltd.(a)	181,000	463,153
Wing Tai Holdings Ltd.	165,000	260,739
Yanlord Land Group Ltd.(a)	243,000	217,338

Total Singapore		13,674,525

Spain - 5.5%
Abertis Infraestructuras S.A.	37,031	852,030
ACS Actividades de Construccion y Servicios S.A.	18,286	836,212
Amadeus IT Holding S.A. Class A	12,105	499,196
Banco Bilbao Vizcaya Argentaria S.A.	209,646	2,672,026
Banco Santander S.A.	927,454	9,688,757
Bolsas y Mercados Espanoles S.A.	9,146	436,713
CaixaBank S.A.	238,032	1,468,836
Cie Automotive S.A.	4,472	64,290
Enagas S.A.(a)	13,255	426,480
Endesa S.A.	47,824	1,849,760
Ferrovial S.A.	36,760	818,617
Gas Natural SDG S.A.(a)	48,033	1,516,856
Iberdrola S.A.	213,094	1,628,883
Inditex S.A.	11,712	1,802,389
Mapfre S.A.(a)	140,090	558,342
Obrascon Huarte Lain S.A.(a)	10,590	464,630
Red Electrica Corp. S.A.(a)	5,087	465,253
Repsol S.A.	67,234	1,772,950
Tecnicas Reunidas S.A.	3,441	212,831
Telefonica S.A.	275,011	4,714,173

Total Spain		32,749,224

Sweden - 3.6%
AAK AB	917	61,244
Alfa Laval AB(a)	15,137	389,896
Assa Abloy AB Class B	4,368	222,145
Atlas Copco AB Class A	16,628	480,284
Atlas Copco AB Class B	17,998	480,550
Axfood AB	5,639	306,101
Axis Communications AB(a)	5,401	157,538
BillerudKorsnas AB	22,919	332,711
Boliden AB	34,475	499,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
Electrolux AB Series B	14,525	$367,180
Elekta AB Class B	12,492	158,828
Fabege AB	22,888	323,702
Gunnebo AB	27,156	157,200
Hennes & Mauritz AB Class B(a)	59,002	2,577,065
Hexagon AB Class B	10,754	346,491
Husqvarna AB Class B	29,548	229,609
ICA Gruppen AB	4,646	158,241
Indutrade AB	1,869	87,225
Investment AB Latour Class B	14,064	411,274
Mekonomen AB	6,952	178,340
NCC AB Class B	9,935	341,948
Nordea Bank AB	151,483	2,136,739
Peab AB	66,413	519,057
Securitas AB Class B(a)	27,224	322,721
Skandinaviska Enskilda Banken AB Class A	85,209	1,138,185
Skanska AB Class B	27,072	617,541
SKF AB Class B	16,632	424,175
Svenska Cellulosa AB SCA Class B	14,781	384,927
Svenska Handelsbanken AB Class A	18,603	910,205
Swedbank AB Class A	63,211	1,675,453
Swedish Match AB	8,351	289,803
Telefonaktiebolaget LM Ericsson Class B	121,132	1,463,111
TeliaSonera AB	267,846	1,955,554
Trelleborg AB Class B	20,547	437,043
Volvo AB Class A	36,834	509,919
Volvo AB Class B	28,893	397,825

Total Sweden		21,449,782

Switzerland - 7.5%
ABB Ltd. Registered Shares*	86,489	1,991,549
Actelion Ltd. Registered Shares*	3,953	500,143
Adecco S.A. Registered Shares*	7,167	589,976
Baloise Holding AG Registered Shares	3,569	420,569
BKW AG	8,703	320,916
Cie Financiere Richemont S.A. Registered Shares	6,490	680,982
Clariant AG Registered Shares*	24,308	475,853
EFG International AG*	15,813	184,556
EMS-Chemie Holding AG Registered Shares	662	264,263
Geberit AG Registered Shares	1,627	571,138
Givaudan S.A. Registered Shares*	328	547,037
Holcim Ltd. Registered Shares*	6,169	542,257
Implenia AG Registered Shares*	2,209	148,711
Julius Baer Group Ltd.*	8,304	342,348
Kuehne + Nagel International AG Registered Shares	6,011	799,840
Logitech International S.A. Registered Shares	20,071	261,412
Nestle S.A. Registered Shares	101,196	7,839,609
Nobel Biocare Holding AG Registered Shares*	11,347	168,900
Novartis AG Registered Shares	86,686	7,849,443
Panalpina Welttransport Holding AG Registered Shares	580	91,827
Partners Group Holding AG	1,023	279,629
Roche Holding AG Bearer Shares	5,687	1,662,556
Roche Holding AG Genusschein	20,151	6,010,306
Schindler Holding AG Participating Shares	2,815	427,900
STMicroelectronics N.V.	45,718	409,996
Straumann Holding AG Registered Shares	687	159,122
Sulzer AG Registered Shares	2,031	284,908
Swatch Group AG (The) Registered Shares	4,646	516,048
Swiss Life Holding AG Registered Shares*	2,393	567,487
Swiss Re AG*	37,178	3,307,785
Swisscom AG Registered Shares	2,365	1,374,783
Syngenta AG Registered Shares	3,041	1,132,659
Tecan Group AG Registered Shares	785	89,760
Temenos Group AG*	2,298	89,531
UBS AG Registered Shares*	59,841	1,097,895
Vontobel Holding AG Registered Shares	9,421	328,800
Zurich Insurance Group AG*	9,469	2,854,154

Total Switzerland		45,184,648

United Kingdom - 20.3%
Aberdeen Asset Management PLC	61,019	473,569
Admiral Group PLC	6,898	182,697
Aggreko PLC	7,424	209,450
AMEC PLC	21,292	442,334
Amlin PLC	68,199	545,851
ARM Holdings PLC	17,534	264,128
Ashmore Group PLC(a)	56,570	357,887
Associated British Foods PLC	12,968	676,065
AstraZeneca PLC	56,064	4,160,845
Aviva PLC	118,058	1,030,502
Babcock International Group PLC	21,749	432,119
BAE Systems PLC	181,767	1,345,428
Balfour Beatty PLC	77,514	309,474
Barclays PLC	472,685	1,719,892
Berendsen PLC	29,195	488,707
Berkeley Group Holdings PLC	11,262	465,618
BG Group PLC	57,530	1,214,840
BHP Billiton PLC	101,114	3,266,750
BP PLC	1,011,709	8,907,098
British American Tobacco PLC	86,201	5,126,248
British Land Co. PLC	28,537	342,778
British Sky Broadcasting Group PLC	68,223	1,054,525
Britvic PLC	6,925	86,141
BT Group PLC	253,444	1,667,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
Burberry Group PLC	14,767	$374,448
Capita PLC	23,313	456,417
Carillion PLC	38,758	219,421
Carnival PLC	7,193	271,561
Centrica PLC	301,366	1,610,798
Close Brothers Group PLC	22,431	490,159
Compass Group PLC	39,865	693,219
Croda International PLC	6,007	226,066
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	26,137	371,824
Darty PLC	111,743	188,198
Debenhams PLC	160,147	187,435
Devro PLC	42,544	180,950
Diageo PLC	69,904	2,230,342
Direct Line Insurance Group PLC	108,655	501,244
Drax Group PLC	23,618	258,655
easyJet PLC	12,033	280,843
Electrocomponents PLC	57,838	259,894
Fidessa Group PLC	7,886	298,533
G4S PLC	73,577	321,056
GKN PLC	63,608	394,908
GlaxoSmithKline PLC	267,778	7,160,929
Halfords Group PLC	29,390	237,594
Hammerson PLC	36,884	365,783
Hays PLC	145,800	364,221
HSBC Holdings PLC	949,021	9,620,885
ICAP PLC	52,815	343,162
IG Group Holdings PLC	29,702	298,367
IMI PLC	9,802	249,220
Imperial Tobacco Group PLC	48,749	2,192,195
Inchcape PLC	33,380	362,139
Inmarsat PLC	18,646	238,317
InterContinental Hotels Group PLC	5,474	226,599
Intertek Group PLC	4,760	223,738
Intu Properties PLC	58,143	309,779
Investec PLC	35,963	331,438
ITV PLC	159,036	484,575
J D Wetherspoon PLC	4,437	60,010
J Sainsbury PLC(a)	126,731	683,660
John Wood Group PLC	26,280	362,399
Johnson Matthey PLC	6,967	369,288
Kingfisher PLC	79,164	485,937
Legal & General Group PLC	263,707	1,016,327
London Stock Exchange Group PLC	14,925	512,176
Marks & Spencer Group PLC	71,937	523,002
Marston’s PLC	97,437	241,407
Meggitt PLC	36,011	311,561
Melrose Industries PLC	66,006	293,662
Mondi PLC	19,890	361,175
N Brown Group PLC	33,168	239,893
National Grid PLC	200,277	2,876,525
Next PLC	2,174	240,689
Numis Corp. PLC	12,941	59,743
Old Mutual PLC	245,659	830,419
Pan African Resources PLC	801,558	195,302
PayPoint PLC	4,101	77,063
Pearson PLC	44,003	868,252
Persimmon PLC*	19,185	417,588
Prudential PLC	67,596	1,549,914
QinetiQ Group PLC	36,103	127,659
Reckitt Benckiser Group PLC	24,585	2,143,868
Reed Elsevier PLC	32,738	526,184
Restaurant Group PLC (The)	8,358	85,888
Rexam PLC	36,200	331,146
Rio Tinto PLC	68,768	3,655,064
Royal Dutch Shell PLC Class A	175,519	7,258,184
Royal Dutch Shell PLC Class B	119,956	5,214,836
SABMiller PLC	8,539	494,662
Sage Group PLC (The)	59,147	388,450
Savills PLC	8,123	87,362
Schroders PLC Non-Voting Shares	9,814	323,527
Segro PLC	59,219	349,534
Severn Trent PLC	14,159	467,732
Smith & Nephew PLC	19,122	339,709
Smiths Group PLC	17,111	379,466
SSE PLC	55,130	1,477,116
Standard Chartered PLC	105,098	2,145,638
Standard Life PLC	106,425	680,752
TalkTalk Telecom Group PLC	58,627	326,292
Tate & Lyle PLC	26,794	313,595
Tesco PLC	477,689	2,321,277
TUI Travel PLC	41,699	283,770
Ultra Electronics Holdings PLC	6,473	206,415
Unilever PLC	46,785	2,120,675
United Utilities Group PLC	42,220	636,714
Victrex PLC	5,391	156,887
Vodafone Group PLC	2,234,465	7,450,165
Weir Group PLC (The)	8,754	392,012
WH Smith PLC	19,374	354,455
Whitbread PLC	7,620	574,451
William Hill PLC	45,551	255,464
WS Atkins PLC	4,592	103,642

Total United Kingdom		122,144,409

TOTAL COMMON STOCKS (Cost: $475,516,557)		595,948,940

RIGHTS - 0.0%

Hong Kong - 0.0%
HKT Trust and HKT Ltd., expiring 7/15/14*†	76,685	22,658

Portugal - 0.0%
Mota-Engil, SGPS, S.A., expiring 12/31/14*†	2,392	1,310

Spain - 0.0%
Repsol S.A., expiring 7/10/14*(a)	40,063	27,262

TOTAL RIGHTS (Cost: $27,668)		51,230

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International Dividend ex-Financials Fund(b) (Cost: $599,159)	12,565	636,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

June 30, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

United States - 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $32,492,625)(d)	32,492,625	$32,492,625

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $508,636,009)		629,129,463
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.8)%		(28,944,535)

NET ASSETS - 100.0%		$600,184,928

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $23,968, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $31,268,818 and the total market value of the collateral held by the Fund was $32,931,502. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $438,877.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 3.3%
General Dynamics Corp.(a)	106,033	$12,358,146
Lockheed Martin Corp.	104,424	16,784,070
Raytheon Co.	112,598	10,387,165

Total Aerospace & Defense		39,529,381

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	92,751	9,521,818

Beverages - 1.2%
Dr. Pepper Snapple Group, Inc.(a)	251,736	14,746,695

Chemicals - 5.2%
Air Products & Chemicals, Inc.	95,222	12,247,454
CF Industries Holdings, Inc.	31,350	7,540,616
Dow Chemical Co. (The)	286,294	14,732,689
E.I. du Pont de Nemours & Co.	182,826	11,964,133
Mosaic Co. (The)(a)	181,321	8,966,323
Praxair, Inc.	59,000	7,837,560

Total Chemicals		63,288,775

Commercial Services & Supplies - 2.2%
Republic Services, Inc.	351,983	13,364,794
Waste Management, Inc.	289,234	12,937,437

Total Commercial Services & Supplies		26,302,231

Communications Equipment - 1.2%
Cisco Systems, Inc.	590,037	14,662,419

Distributors - 0.9%
Genuine Parts Co.(a)	123,851	10,874,118

Diversified Consumer Services - 1.1%
H&R Block, Inc.	391,143	13,111,113

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	580,850	20,538,856
CenturyLink, Inc.(a)	830,913	30,079,051
Verizon Communications, Inc.	339,907	16,631,649

Total Diversified Telecommunication Services		67,249,556

Electric Utilities - 11.3%
Duke Energy Corp.(a)	244,420	18,133,520
Entergy Corp.	328,173	26,939,722
Exelon Corp.(a)	620,799	22,646,747
FirstEnergy Corp.	747,551	25,954,971
PPL Corp.	626,438	22,257,342
Southern Co. (The)(a)	456,413	20,712,022

Total Electric Utilities		136,644,324

Electrical Equipment - 0.8%
Emerson Electric Co.	147,115	9,762,551

Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.(a)	400,861	19,894,732
Helmerich & Payne, Inc.(a)	122,394	14,211,167

Total Energy Equipment & Services		34,105,899

Food & Staples Retailing - 1.1%
Sysco Corp.(a)	358,083	13,410,208

Food Products - 2.3%
ConAgra Foods, Inc.	370,424	10,994,184
Kraft Foods Group, Inc.	290,081	17,390,356

Total Food Products		28,384,540

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	238,944	9,772,810
Baxter International, Inc.	167,892	12,138,591
ResMed, Inc.(a)	165,936	8,401,340

Total Health Care Equipment & Supplies		30,312,741

Health Care Providers & Services - 0.7%
Quest Diagnostics, Inc.(a)	140,151	8,225,462

Hotels, Restaurants & Leisure - 3.1%
Darden Restaurants, Inc.(a)	308,427	14,270,917
McDonald’s Corp.	134,769	13,576,629
Wynn Resorts Ltd.(a)	49,523	10,278,994

Total Hotels, Restaurants & Leisure		38,126,540

Household Products - 2.0%
Clorox Co. (The)(a)	127,715	11,673,151
Kimberly-Clark Corp.(a)	109,633	12,193,382

Total Household Products		23,866,533

Industrial Conglomerates - 0.9%
General Electric Co.	401,600	10,554,048

IT Services - 1.9%
Paychex, Inc.	292,522	12,157,214
Western Union Co. (The)(a)	658,890	11,425,153

Total IT Services		23,582,367

Leisure Products - 0.9%
Mattel, Inc.(a)	271,477	10,579,459

Machinery - 1.9%
Caterpillar, Inc.(a)	126,535	13,750,559
Deere & Co.(a)	107,253	9,711,759

Total Machinery		23,462,318

Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc.	380,603	13,892,009
Newmont Mining Corp.	479,579	12,200,490
Nucor Corp.(a)	209,558	10,320,732

Total Metals & Mining		36,413,231

Multi-Utilities - 6.5%
Ameren Corp.	473,913	19,373,563
Consolidated Edison, Inc.(a)	301,371	17,401,162
PG&E Corp.(a)	423,326	20,328,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2014

Investments	Shares	Value
Public Service Enterprise Group, Inc.(a)	517,537	$21,110,334

Total Multi-Utilities		78,213,174

Multiline Retail - 1.6%
Kohl’s Corp.(a)	186,518	9,825,768
Target Corp.(a)	158,099	9,161,837

Total Multiline Retail		18,987,605

Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.	107,104	13,982,427
ConocoPhillips	210,619	18,056,367
Exxon Mobil Corp.	105,751	10,647,011
HollyFrontier Corp.	208,055	9,089,923
Kinder Morgan, Inc.	532,880	19,322,229
Occidental Petroleum Corp.	111,202	11,412,661
Spectra Energy Corp.(a)	415,717	17,659,658
Williams Cos., Inc. (The)	445,310	25,921,495

Total Oil, Gas & Consumable Fuels		126,091,771

Paper & Forest Products - 1.0%
International Paper Co.	244,212	12,325,380

Pharmaceuticals - 6.8%
AbbVie, Inc.	238,694	13,471,889
Bristol-Myers Squibb Co.	197,344	9,573,158
Eli Lilly & Co.	297,043	18,467,163
Johnson & Johnson	118,594	12,407,304
Merck & Co., Inc.	287,362	16,623,892
Pfizer, Inc.	380,541	11,294,457

Total Pharmaceuticals		81,837,863

Real Estate Investment Trusts (REITs) - 0.6%
Crown Castle International Corp.	100,499	7,463,056

Semiconductors & Semiconductor Equipment - 6.1%
Intel Corp.(a)	572,651	17,694,916
KLA-Tencor Corp.	178,905	12,995,659
Maxim Integrated Products, Inc.	486,953	16,463,881
Microchip Technology, Inc.(a)	299,510	14,619,083
Texas Instruments, Inc.	254,312	12,153,571

Total Semiconductors & Semiconductor Equipment		73,927,110

Software - 2.0%
CA, Inc.	366,633	10,537,033
Microsoft Corp.	314,302	13,106,393

Total Software		23,643,426

Specialty Retail - 0.7%
Staples, Inc.(a)	762,882	8,269,641

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.(a)	175,876	6,013,200

Tobacco - 6.7%
Altria Group, Inc.	520,612	21,834,467
Lorillard, Inc.	327,983	19,997,123
Philip Morris International, Inc.	189,460	15,973,373
Reynolds American, Inc.	384,776	23,221,232

Total Tobacco		81,026,195

TOTAL COMMON STOCKS (Cost: $1,004,287,069)		1,204,514,748

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree LargeCap Dividend Fund(b)	15,039	1,064,460
WisdomTree MidCap Dividend Fund(a)(b)	13,153	1,074,074

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,074,821)		2,138,534

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.7%

United States - 18.7%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $226,797,997)(d)	226,797,997	226,797,997

TOTAL INVESTMENTS IN SECURITIES - 118.5% (Cost: $1,233,159,887)		1,433,451,279
Liabilities in Excess of Cash and Other Assets - (18.5)%		(223,850,770)

NET ASSETS - 100.0%		$1,209,600,509

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $241,655,067 and the total market value of the collateral held by the Fund was $247,102,147. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,304,150.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.8%
B/E Aerospace, Inc.*	418	$38,661
Boeing Co. (The)(a)	4,023	511,846
General Dynamics Corp.(a)	2,065	240,676
Honeywell International, Inc.	4,490	417,345
L-3 Communications Holdings, Inc.(a)	854	103,120
Lockheed Martin Corp.(a)	2,641	424,488
Northrop Grumman Corp.	1,843	220,478
Precision Castparts Corp.	650	164,060
Raytheon Co.	2,598	239,665
Rockwell Collins, Inc.	893	69,779
Textron, Inc.(a)	1,519	58,163
TransDigm Group, Inc.(a)	106	17,730
United Technologies Corp.	5,015	578,982

Total Aerospace & Defense		3,084,993

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.(a)	729	46,503
Expeditors International of Washington, Inc.(a)	938	41,422
FedEx Corp.	1,208	182,867
United Parcel Service, Inc. Class B	3,757	385,694

Total Air Freight & Logistics		656,486

Airlines - 0.4%
Delta Air Lines, Inc.(a)	8,230	318,666
Southwest Airlines Co.	3,670	98,576

Total Airlines		417,242

Auto Components - 0.4%
BorgWarner, Inc.(a)	1,211	78,945
Johnson Controls, Inc.(a)	2,727	136,159
Lear Corp.	1,588	141,841
TRW Automotive Holdings Corp.*(a)	1,433	128,282

Total Auto Components		485,227

Automobiles - 0.7%
Ford Motor Co.(a)	37,058	638,880
Harley-Davidson, Inc.(a)	1,196	83,541

Total Automobiles		722,421

Banks - 8.8%
Bank of America Corp.	68,342	1,050,416
BB&T Corp.(a)	4,504	177,593
CIT Group, Inc.(a)	1,555	71,157
Citigroup, Inc.	24,932	1,174,297
Comerica, Inc.(a)	1,368	68,619
Fifth Third Bancorp	7,982	170,416
First Republic Bank	840	46,192
Huntington Bancshares, Inc.	7,177	68,469
JPMorgan Chase & Co.	44,073	2,539,486
KeyCorp(a)	6,570	94,148
M&T Bank Corp.(a)	1,054	130,749
PNC Financial Services Group, Inc. (The)	5,109	454,956
Regions Financial Corp.(a)	12,781	135,734
SunTrust Banks, Inc.(a)	3,672	147,100
U.S. Bancorp(a)	14,889	644,991
Wells Fargo & Co.	49,773	2,616,069

Total Banks		9,590,392

Beverages - 2.2%
Brown-Forman Corp. Class B	890	83,811
Coca-Cola Co. (The)(a)	21,702	919,297
Coca-Cola Enterprises, Inc.	1,641	78,407
Constellation Brands, Inc. Class A*	3,128	275,671
Dr. Pepper Snapple Group, Inc.(a)	1,396	81,778
Molson Coors Brewing Co. Class B(a)	1,202	89,140
Monster Beverage Corp.*(a)	569	40,416
PepsiCo, Inc.	8,794	785,656

Total Beverages		2,354,176

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc.*	289	45,156
Amgen, Inc.	4,645	549,829
Biogen Idec, Inc.*	649	204,636
Celgene Corp.*	2,038	175,024
Gilead Sciences, Inc.*(a)	4,510	373,924
Regeneron Pharmaceuticals, Inc.*(a)	309	87,283

Total Biotechnology		1,435,852

Building Products - 0.0%
Fortune Brands Home & Security, Inc.(a)	451	18,009
Masco Corp.	871	19,336

Total Building Products		37,345

Capital Markets - 2.5%
Affiliated Managers Group, Inc.*	151	31,015
Ameriprise Financial, Inc.	1,351	162,120
Bank of New York Mellon Corp. (The)(a)	6,611	247,780
BlackRock, Inc.	968	309,373
Charles Schwab Corp. (The)(a)	3,841	103,438
Franklin Resources, Inc.(a)	4,029	233,037
Goldman Sachs Group, Inc. (The)(a)	4,904	821,126
Morgan Stanley	11,043	357,020
Northern Trust Corp.(a)	1,271	81,611
Raymond James Financial, Inc.(a)	713	36,171
State Street Corp.	3,105	208,842
T. Rowe Price Group, Inc.(a)	1,250	105,513
TD Ameritrade Holding Corp.	2,342	73,422

Total Capital Markets		2,770,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2014

Investments	Shares	Value
Chemicals - 2.4%
Air Products & Chemicals, Inc.	1,001	$128,749
Airgas, Inc.(a)	353	38,445
Ashland, Inc.	982	106,783
Celanese Corp. Series A(a)	1,103	70,901
CF Industries Holdings, Inc.	762	183,284
Dow Chemical Co. (The)(a)	7,295	375,401
E.I. du Pont de Nemours & Co.(a)	4,836	316,468
Eastman Chemical Co.(a)	1,249	109,100
Ecolab, Inc.	887	98,759
FMC Corp.(a)	697	49,619
International Flavors & Fragrances, Inc.	425	44,319
Monsanto Co.(a)	2,317	289,023
Mosaic Co. (The)(a)	3,391	167,685
PPG Industries, Inc.(a)	642	134,916
Praxair, Inc.(a)	1,454	193,149
Sherwin-Williams Co. (The)	439	90,833
Sigma-Aldrich Corp.(a)	586	59,467
Valspar Corp. (The)	405	30,857
W.R. Grace & Co.*	439	41,499
Westlake Chemical Corp.(a)	950	79,572

Total Chemicals		2,608,829

Commercial Services & Supplies - 0.3%
ADT Corp. (The)(a)	1,022	35,709
Cintas Corp.(a)	638	40,538
Republic Services, Inc.(a)	1,590	60,372
Stericycle, Inc.*(a)	314	37,184
Waste Management, Inc.(a)	2,338	104,579

Total Commercial Services & Supplies		278,382

Communications Equipment - 2.1%
Cisco Systems, Inc.	51,172	1,271,624
F5 Networks, Inc.*	331	36,887
Harris Corp.(a)	791	59,918
Juniper Networks, Inc.*	1,767	43,362
Motorola Solutions, Inc.	1,819	121,091
QUALCOMM, Inc.	10,077	798,098

Total Communications Equipment		2,330,980

Construction & Engineering - 0.1%
Fluor Corp.(a)	994	76,439
Jacobs Engineering Group, Inc.*(a)	793	42,251
Quanta Services, Inc.*	1,123	38,833

Total Construction & Engineering		157,523

Consumer Finance - 1.4%
American Express Co.	5,961	565,520
Capital One Financial Corp.(a)	6,222	513,937
Discover Financial Services	4,697	291,120
Navient Corp.	5,974	105,800
SLM Corp.(a)	5,974	49,644

Total Consumer Finance		1,526,021

Containers & Packaging - 0.2%
Ball Corp.(a)	806	50,520
Crown Holdings, Inc.*	921	45,829
MeadWestvaco Corp.(a)	355	15,712
Rock-Tenn Co. Class A	733	77,398

Total Containers & Packaging		189,459

Distributors - 0.1%
Genuine Parts Co.(a)	866	76,035
LKQ Corp.*	1,022	27,277

Total Distributors		103,312

Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,862	62,414

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B*	16,129	2,041,286
CME Group, Inc.(a)	1,239	87,907
Intercontinental Exchange, Inc.	277	52,325
Leucadia National Corp.(a)	1,950	51,129
McGraw Hill Financial, Inc.	1,249	103,705
Moody’s Corp.(a)	1,124	98,530
NASDAQ OMX Group, Inc. (The)(a)	861	33,252

Total Diversified Financial Services		2,468,134

Diversified Telecommunication Services - 2.0%
AT&T, Inc.(a)	38,895	1,375,327
CenturyLink, Inc.(a)	2,895	104,799
Verizon Communications, Inc.	13,415	656,396

Total Diversified Telecommunication Services		2,136,522

Electric Utilities - 1.8%
American Electric Power Co., Inc.(a)	2,663	148,516
Duke Energy Corp.(a)	3,620	268,568
Edison International	3,183	184,964
Entergy Corp.(a)	1,492	122,478
Exelon Corp.(a)	6,913	252,186
FirstEnergy Corp.(a)	1,660	57,635
NextEra Energy, Inc.(a)	2,173	222,689
Northeast Utilities	2,222	105,034
OGE Energy Corp.	1,271	49,671
PPL Corp.	5,908	209,911
Southern Co. (The)(a)	4,132	187,510
Xcel Energy, Inc.(a)	3,647	117,543

Total Electric Utilities		1,926,705

Electrical Equipment - 0.4%
AMETEK, Inc.	1,065	55,678
Emerson Electric Co.	4,039	268,028
Hubbell, Inc. Class B	343	42,240
Rockwell Automation, Inc.(a)	730	91,367

Total Electrical Equipment		457,313

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A(a)	777	74,856
Corning, Inc.(a)	11,629	255,257
Knowles Corp.*(a)	578	17,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2014

Investments	Shares	Value
Trimble Navigation Ltd.*	510	$18,844

Total Electronic Equipment, Instruments & Components		366,725

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.(a)	2,161	160,887
Cameron International Corp.*(a)	1,263	85,518
Diamond Offshore Drilling, Inc.(a)	1,137	56,429
FMC Technologies, Inc.*(a)	947	57,833
Halliburton Co.	5,538	393,253
Helmerich & Payne, Inc.(a)	830	96,371
National Oilwell Varco, Inc.	3,149	259,320
Oceaneering International, Inc.(a)	444	34,690

Total Energy Equipment & Services		1,144,301

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	1,827	210,397
CVS Caremark Corp.	6,818	513,873
Kroger Co. (The)	3,938	194,655
Safeway, Inc.(a)	1,034	35,507
Sysco Corp.(a)	2,893	108,343
Wal-Mart Stores, Inc.	23,694	1,778,709
Walgreen Co.	4,628	343,074
Whole Foods Market, Inc.(a)	978	37,780

Total Food & Staples Retailing		3,222,338

Food Products - 1.5%
Archer-Daniels-Midland Co.	3,355	147,989
Campbell Soup Co.(a)	1,617	74,075
ConAgra Foods, Inc.	2,481	73,636
General Mills, Inc.(a)	3,611	189,722
Hershey Co. (The)(a)	857	83,446
Hormel Foods Corp.(a)	1,295	63,908
J.M. Smucker Co. (The)(a)	572	60,958
Kellogg Co.	1,851	121,611
Keurig Green Mountain, Inc.(a)	659	82,118
Kraft Foods Group, Inc.(a)	3,737	224,033
McCormick & Co., Inc. Non-Voting Shares(a)	616	44,100
Mead Johnson Nutrition Co.(a)	766	71,368
Mondelez International, Inc. Class A	8,085	304,077
Tyson Foods, Inc. Class A(a)	2,689	100,945

Total Food Products		1,641,986

Gas Utilities - 0.0%
ONE Gas, Inc.(a)	142	5,360

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	8,054	329,409
Baxter International, Inc.	3,681	266,136
Becton, Dickinson and Co.(a)	1,187	140,422
Boston Scientific Corp.*(a)	3,724	47,555
C.R. Bard, Inc.(a)	379	54,201
CareFusion Corp.*(a)	1,178	52,244
Cooper Cos., Inc. (The)	249	33,747
DENTSPLY International, Inc.(a)	779	36,886
Edwards Lifesciences Corp.*	571	49,015
Intuitive Surgical, Inc.*(a)	196	80,713
Medtronic, Inc.(a)	6,804	433,823
ResMed, Inc.(a)	744	37,669
St. Jude Medical, Inc.(a)	1,434	99,305

Stryker Corp.(a)	1,307	110,206
Varian Medical Systems, Inc.*(a)	581	48,304
Zimmer Holdings, Inc.	971	100,848

Total Health Care Equipment & Supplies		1,920,483

Health Care Providers & Services - 2.5%
Aetna, Inc.	2,829	229,375
AmerisourceBergen Corp.	765	55,585
Cardinal Health, Inc.(a)	1,946	133,418
Cigna Corp.(a)	1,818	167,201
DaVita HealthCare Partners, Inc.*(a)	1,385	100,163
Express Scripts Holding Co.*(a)	2,962	205,356
HCA Holdings, Inc.*	3,630	204,659
Henry Schein, Inc.*(a)	437	51,859
Humana, Inc.(a)	1,513	193,240
Laboratory Corp. of America Holdings*(a)	658	67,379
McKesson Corp.	1,063	197,941
Quest Diagnostics, Inc.(a)	988	57,986
UnitedHealth Group, Inc.(a)	7,909	646,561
Universal Health Services, Inc. Class B(a)	649	62,148
WellPoint, Inc.	3,247	349,410

Total Health Care Providers & Services		2,722,281

Health Care Technology - 0.0%
Cerner Corp.*	920	47,454

Hotels, Restaurants & Leisure - 1.4%
Burger King Worldwide, Inc.(a)	990	26,948
Chipotle Mexican Grill, Inc.*(a)	68	40,291
Darden Restaurants, Inc.(a)	798	36,923
Hyatt Hotels Corp. Class A*(a)	386	23,538
Las Vegas Sands Corp.(a)	2,946	224,544
Marriott International, Inc. Class A(a)	1,435	91,984
McDonald’s Corp.	6,142	618,745
Starbucks Corp.(a)	2,395	185,325
Starwood Hotels & Resorts Worldwide, Inc.	710	57,382
Wyndham Worldwide Corp.	661	50,051
Wynn Resorts Ltd.	373	77,420
Yum! Brands, Inc.(a)	1,717	139,420

Total Hotels, Restaurants & Leisure		1,572,571

Household Durables - 0.5%
D.R. Horton, Inc.	2,567	63,097
Jarden Corp.*	364	21,603
Lennar Corp. Class A(a)	1,292	54,238
Mohawk Industries, Inc.*	221	30,573
Newell Rubbermaid, Inc.(a)	1,443	44,719
PulteGroup, Inc.(a)	14,337	289,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2014

Investments	Shares	Value
Whirlpool Corp.(a)	513	$71,420

Total Household Durables		574,684

Household Products - 1.6%
Church & Dwight Co., Inc.(a)	576	40,291
Clorox Co. (The)(a)	662	60,507
Colgate-Palmolive Co.(a)	3,886	264,947
Energizer Holdings, Inc.	391	47,714
Kimberly-Clark Corp.(a)	1,977	219,882
Procter & Gamble Co. (The)(a)	14,436	1,134,525

Total Household Products		1,767,866

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.(a)	5,520	85,836
Calpine Corp.*	411	9,786
NRG Energy, Inc.(a)	1,593	59,260

Total Independent Power and Renewable Electricity Producers		154,882

Industrial Conglomerates - 2.2%
3M Co.(a)	3,700	529,988
Danaher Corp.	3,356	264,218
General Electric Co.	56,954	1,496,751
Roper Industries, Inc.(a)	437	63,806

Total Industrial Conglomerates		2,354,763

Insurance - 3.1%
Aflac, Inc.	4,759	296,248
Alleghany Corp.*	77	33,735
Allstate Corp. (The)(a)	4,023	236,231
American International Group, Inc.(a)	12,334	673,190
Chubb Corp. (The)	1,875	172,819
Cincinnati Financial Corp.(a)	1,067	51,259
CNA Financial Corp.	1,785	72,150
Genworth Financial, Inc. Class A*(a)	3,926	68,312
Hartford Financial Services Group, Inc. (The)(a)	2,565	91,853
Lincoln National Corp.(a)	2,558	131,583
Loews Corp.	1,698	74,729
Markel Corp.*(a)	36	23,603
Marsh & McLennan Cos., Inc.(a)	2,778	143,956
MetLife, Inc.	10,851	602,882
Principal Financial Group, Inc.	2,142	108,128
Progressive Corp. (The)	3,642	92,361
Torchmark Corp.(a)	771	63,160
Travelers Cos., Inc. (The)(a)	3,350	315,134
Unum Group	2,632	91,488

Total Insurance		3,342,821

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*(a)	31	10,068
Expedia, Inc.(a)	452	35,599
Liberty Interactive Corp. Class A*	1,756	51,556
Netflix, Inc.*(a)	18	7,931
Priceline Group Inc. (The)*(a)	166	199,698
TripAdvisor, Inc.*	316	34,337

Total Internet & Catalog Retail		339,189

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	609	37,186
eBay, Inc.*	5,419	271,275
Equinix, Inc.*(a)	29	6,093
Facebook, Inc. Class A*	1,960	131,888
Google, Inc. Class A*	1,161	678,802
Google, Inc. Class C*(a)	1,161	667,900
LinkedIn Corp. Class A*(a)	5	857
VeriSign, Inc.*(a)	595	29,042
Yahoo!, Inc.*	3,382	118,810

Total Internet Software & Services		1,941,853

IT Services - 3.2%
Alliance Data Systems Corp.*(a)	203	57,094
Automatic Data Processing, Inc.(a)	1,922	152,376
Blackhawk Network Holdings, Inc. Class B*	169	4,538
Cognizant Technology Solutions Corp. Class A*	2,591	126,726
Computer Sciences Corp.	1,413	89,302
Fidelity National Information Services, Inc.	1,247	68,261
Fiserv, Inc.*	1,137	68,584
FleetCor Technologies, Inc.*(a)	232	30,578
International Business Machines Corp.(a)	9,687	1,755,962
MasterCard, Inc. Class A	4,173	306,590
Paychex, Inc.	1,477	61,384
Teradata Corp.*(a)	923	37,105
Visa, Inc. Class A(a)	2,479	522,350
Western Union Co. (The)(a)	5,560	96,410
Xerox Corp.(a)	10,883	135,384

Total IT Services		3,512,644

Leisure Products - 0.2%
Hasbro, Inc.(a)	767	40,689
Mattel, Inc.(a)	2,108	82,149
Polaris Industries, Inc.(a)	291	37,900

Total Leisure Products		160,738

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.(a)	1,377	79,095
Illumina, Inc.*(a)	137	24,460
Mettler-Toledo International, Inc.*(a)	117	29,622
Thermo Fisher Scientific, Inc.(a)	1,339	158,002
Waters Corp.*(a)	512	53,473

Total Life Sciences Tools & Services		344,652

Machinery - 1.7%
Caterpillar, Inc.(a)	4,803	521,942
Cummins, Inc.(a)	1,123	173,268
Deere & Co.(a)	4,181	378,590
Donaldson Co., Inc.(a)	699	29,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2014

Investments	Shares	Value
Dover Corp.	1,156	$105,138
Flowserve Corp.(a)	712	52,937
Illinois Tool Works, Inc.(a)	2,161	189,217
PACCAR, Inc.(a)	2,073	130,247
Pall Corp.(a)	97	8,283
Parker Hannifin Corp.	837	105,236
Snap-on, Inc.	345	40,889
Stanley Black & Decker, Inc.	766	67,270
Wabtec Corp.(a)	382	31,549
Xylem, Inc.(a)	803	31,381

Total Machinery		1,865,529

Media - 4.6%
CBS Corp. Class B Non-Voting Shares(a)	3,340	207,548
Comcast Corp. Class A	13,093	702,832
DIRECTV*	4,664	396,487
Discovery Communications, Inc. Class A*	1,277	94,855
DISH Network Corp. Class A*(a)	1,252	81,480
Gannett Co., Inc.	1,474	46,151
Interpublic Group of Cos., Inc. (The)(a)	2,181	42,551
Liberty Media Corp. Class A*	6,101	833,885
News Corp. Class A*(a)	3,828	68,674
Omnicom Group, Inc.(a)	1,542	109,821
Scripps Networks Interactive, Inc. Class A	888	72,052
Sirius XM Holdings, Inc.*(a)	13,289	45,980
Time Warner Cable, Inc.	1,542	227,137
Time Warner, Inc.	5,667	398,107
Time, Inc.*	708	17,154
Twenty-First Century Fox, Inc. Class A(a)	17,220	605,283
Viacom, Inc. Class B	3,109	269,643
Walt Disney Co. (The)	9,340	800,812

Total Media		5,020,452

Metals & Mining - 0.5%
Alcoa, Inc.(a)	1,908	28,410
Freeport-McMoRan Copper & Gold, Inc.	7,842	286,233
Nucor Corp.(a)	981	48,314
Southern Copper Corp.(a)	6,844	207,853

Total Metals & Mining		570,810

Multi-Utilities - 0.9%
CenterPoint Energy, Inc.(a)	1,255	32,053
CMS Energy Corp.	1,846	57,503
Consolidated Edison, Inc.(a)	2,171	125,353
DTE Energy Co.(a)	1,146	89,239
NiSource, Inc.	1,556	61,213
PG&E Corp.(a)	2,301	110,494
Public Service Enterprise Group, Inc.	5,058	206,316
SCANA Corp.(a)	1,028	55,317
Sempra Energy(a)	1,274	133,400
Wisconsin Energy Corp.(a)	1,341	62,920

Total Multi-Utilities		933,808

Multiline Retail - 0.7%
Dollar General Corp.*	1,814	104,051
Dollar Tree, Inc.*(a)	1,211	65,951
Family Dollar Stores, Inc.	715	47,290
Kohl’s Corp.(a)	1,887	99,407
Macy’s, Inc.	2,965	172,029
Nordstrom, Inc.	1,308	88,853
Target Corp.(a)	3,685	213,546

Total Multiline Retail		791,127

Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	2,353	257,583
Apache Corp.	3,300	332,046
Cabot Oil & Gas Corp.(a)	724	24,717
Chesapeake Energy Corp.(a)	2,071	64,367
Chevron Corp.	18,805	2,454,993
Cimarex Energy Co.(a)	506	72,591
Concho Resources, Inc.*	245	35,402
ConocoPhillips(a)	11,579	992,668
CONSOL Energy, Inc.(a)	538	24,786
Continental Resources, Inc.*(a)	787	124,377
Denbury Resources, Inc.(a)	2,641	48,753
EOG Resources, Inc.	1,369	159,981
EQT Corp.(a)	440	47,036
Exxon Mobil Corp.	38,980	3,924,506
Hess Corp.(a)	2,735	270,464
HollyFrontier Corp.(a)	2,394	104,594
Kinder Morgan, Inc.(a)	1,735	62,911
Marathon Oil Corp.	5,363	214,091
Marathon Petroleum Corp.	2,767	216,020
Murphy Oil Corp.(a)	751	49,926
Noble Energy, Inc.(a)	1,660	128,584
Occidental Petroleum Corp.	5,366	550,713
ONEOK, Inc.(a)	571	38,874
Phillips 66	5,215	419,442
Pioneer Natural Resources Co.(a)	256	58,831
Range Resources Corp.(a)	113	9,825
Southwestern Energy Co.*(a)	520	23,655
Spectra Energy Corp.(a)	3,308	140,524
Tesoro Corp.(a)	739	43,357
Valero Energy Corp.	5,336	267,334
Whiting Petroleum Corp.*	937	75,194
Williams Cos., Inc. (The)	1,729	100,645

Total Oil, Gas & Consumable Fuels		11,338,790

Paper & Forest Products - 0.1%
International Paper Co.(a)	2,403	121,279

Personal Products - 0.1%
Avon Products, Inc.(a)	812	11,864
Coty, Inc. Class A(a)	1,124	19,254
Estee Lauder Cos., Inc. (The) Class A(a)	1,470	109,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2014

Investments	Shares	Value
Nu Skin Enterprises, Inc. Class A(a)	223	$16,493

Total Personal Products		156,773

Pharmaceuticals - 4.7%
AbbVie, Inc.(a)	8,987	507,226
Allergan, Inc.	1,350	228,447
Bristol-Myers Squibb Co.	5,782	280,485
Eli Lilly & Co.	10,229	635,937
Johnson & Johnson	16,703	1,747,468
Merck & Co., Inc.	10,615	614,078
Mylan, Inc.*	1,619	83,476
Pfizer, Inc.	31,770	942,933
Zoetis, Inc.	1,363	43,984

Total Pharmaceuticals		5,084,034

Professional Services - 0.1%
Equifax, Inc.	466	33,804
IHS, Inc. Class A*(a)	126	17,094
Manpowergroup, Inc.	286	24,267
Towers Watson & Co. Class A(a)	261	27,204
Verisk Analytics, Inc. Class A*	585	35,112

Total Professional Services		137,481

Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	854	76,843
AvalonBay Communities, Inc.(a)	52	7,394
Boston Properties, Inc.(a)	250	29,545
Crown Castle International Corp.	168	12,476
Federal Realty Investment Trust(a)	127	15,357
General Growth Properties, Inc.(a)	797	18,777
HCP, Inc.	2,432	100,636
Health Care REIT, Inc.	194	12,158
Host Hotels & Resorts, Inc.(a)	800	17,608
Kimco Realty Corp.(a)	701	16,109
Macerich Co. (The)(a)	519	34,643
Plum Creek Timber Co., Inc.(a)	551	24,850
Public Storage	561	96,127
Realty Income Corp.(a)	384	17,057
Simon Property Group, Inc.	868	144,331
SL Green Realty Corp.(a)	95	10,394
Ventas, Inc.	860	55,126
Vornado Realty Trust	286	30,525
Washington Prime Group, Inc.*	434	8,133
Weyerhaeuser Co.(a)	1,738	57,511

Total Real Estate Investment Trusts (REITs)		785,600

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*(a)	1,480	47,419

Road & Rail - 1.0%
CSX Corp.(a)	7,328	225,776
Hertz Global Holdings, Inc.*(a)	1,411	39,550
JB Hunt Transport Services, Inc.(a)	481	35,488
Kansas City Southern(a)	312	33,543
Norfolk Southern Corp.	2,126	219,042
Union Pacific Corp.	5,558	554,411

Total Road & Rail		1,107,810

Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.(a)	1,619	56,277
Analog Devices, Inc.(a)	1,471	79,537
Applied Materials, Inc.(a)	2,685	60,547
Broadcom Corp. Class A	1,774	65,851
Cree, Inc.*(a)	157	7,842
Intel Corp.(a)	39,510	1,220,859
KLA-Tencor Corp.(a)	922	66,974
Lam Research Corp.	371	25,072
Linear Technology Corp.(a)	1,022	48,106
Maxim Integrated Products, Inc.(a)	1,567	52,980
Microchip Technology, Inc.(a)	682	33,288
Micron Technology, Inc.*(a)	894	29,457
NVIDIA Corp.(a)	3,355	62,202
Texas Instruments, Inc.(a)	4,514	215,724
Xilinx, Inc.	1,367	64,673

Total Semiconductors & Semiconductor Equipment		2,089,389

Software - 4.5%
Activision Blizzard, Inc.	7,162	159,713
Adobe Systems, Inc.*	850	61,506
ANSYS, Inc.*	249	18,879
Autodesk, Inc.*(a)	596	33,602
CA, Inc.	3,571	102,631
Citrix Systems, Inc.*(a)	532	33,277
Electronic Arts, Inc.*	611	21,917
Intuit, Inc.(a)	1,114	89,710
Microsoft Corp.	66,275	2,763,667
Oracle Corp.	34,331	1,391,435
Red Hat, Inc.*	286	15,807
Symantec Corp.	3,774	86,425
VMware, Inc. Class A*	1,062	102,812

Total Software		4,881,381

Specialty Retail - 1.8%
Advance Auto Parts, Inc.(a)	419	56,532
AutoZone, Inc.*	237	127,089
Bed Bath & Beyond, Inc.*(a)	1,472	84,463
Best Buy Co., Inc.(a)	1,523	47,228
CarMax, Inc.*(a)	1,035	53,830
Dick’s Sporting Goods, Inc.(a)	566	26,353
Gap, Inc. (The)(a)	3,631	150,941
Home Depot, Inc. (The)	7,192	582,264
L Brands, Inc.(a)	1,565	91,803
Lowe’s Cos., Inc.(a)	4,949	237,503
O’Reilly Automotive, Inc.*	554	83,432
PetSmart, Inc.(a)	603	36,059
Ross Stores, Inc.	1,225	81,009
Staples, Inc.(a)	4,190	45,420
Tiffany & Co.(a)	574	57,544
TJX Cos., Inc. (The)	3,763	200,004
Tractor Supply Co.(a)	476	28,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2014

Investments	Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc.*	198	$18,099

Total Specialty Retail		2,008,323

Technology Hardware, Storage & Peripherals - 5.6%
3D Systems Corp.*(a)	38	2,272
Apple, Inc.	50,631	4,705,139
EMC Corp.	12,245	322,533
Hewlett-Packard Co.(a)	20,932	704,990
NetApp, Inc.(a)	1,473	53,794
SanDisk Corp.(a)	1,404	146,620
Western Digital Corp.	2,078	191,799

Total Technology Hardware, Storage & Peripherals		6,127,147

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.(a)	1,953	66,773
Fossil Group, Inc.*(a)	316	33,028
Hanesbrands, Inc.(a)	562	55,323
NIKE, Inc. Class B	3,653	283,290
PVH Corp.(a)	188	21,921
Ralph Lauren Corp.(a)	415	66,687
Under Armour, Inc. Class A*(a)	378	22,487
VF Corp.	2,191	138,033

Total Textiles, Apparel & Luxury Goods		687,542

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	3,217	51,408
Ocwen Financial Corp.*(a)	436	16,175

Total Thrifts & Mortgage Finance		67,583

Tobacco - 1.8%
Altria Group, Inc.	14,347	601,713
Lorillard, Inc.(a)	2,644	161,205
Philip Morris International, Inc.(a)	10,982	925,892
Reynolds American, Inc.	3,725	224,804

Total Tobacco		1,913,614

Trading Companies & Distributors - 0.2%
Fastenal Co.(a)	962	47,609
NOW, Inc.*(a)	787	28,497
United Rentals, Inc.*	386	40,426
W.W. Grainger, Inc.(a)	325	82,638

Total Trading Companies & Distributors		199,170

Water Utilities - 0.0%
American Water Works Co., Inc.	887	43,862

Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.*(a)	154	5,177

TOTAL COMMON STOCKS (Cost: $81,375,101)		108,921,887

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Equity Income Fund(b) (Cost: $35,774)	803	47,666

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 23.5%

United States - 23.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $25,628,251)(d)	25,628,251	25,628,251

TOTAL INVESTMENTS IN SECURITIES - 123.3% (Cost: $107,039,126)		134,597,804
Liabilities in Excess of Cash and Other Assets - (23.3)%		(25,450,690)

NET ASSETS - 100.0%		$109,147,114

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $29,635,913 and the total market value of the collateral held by the Fund was $30,301,315. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,673,064.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 97.5%

Brazil - 14.0%
AES Tiete S.A.	10,400	$76,723
AMBEV S.A.	88,242	630,958
Arezzo Industria e Comercio S.A.	1,600	22,910
BR Malls Participacoes S.A.	33,700	287,446
Cia de Saneamento Basico do Estado de Sao Paulo	20,000	213,693
Cia Hering	4,400	44,397
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	17,700	110,981
Direcional Engenharia S.A.	8,800	46,314
EcoRodovias Infraestrutura e Logistica S.A.	7,000	48,083
Estacio Participacoes S.A.	3,200	42,466
Even Construtora e Incorporadora S.A.	14,100	41,901
Grendene S.A.	9,400	58,897
Helbor Empreendimentos S.A.	13,600	41,773
Lojas Americanas S.A.	16,000	87,982
Lojas Renner S.A.	2,500	80,305
M. Dias Branco S.A.	2,400	106,405
Marisa Lojas S.A.	5,300	39,195
MRV Engenharia e Participacoes S.A.	31,600	106,953
Natura Cosmeticos S.A.	8,800	148,723
Rodobens Negocios Imobiliarios S.A.	3,200	15,636
Santos Brasil Participacoes S.A.	2,900	25,644
Sonae Sierra Brasil S.A.	13,000	102,863
Souza Cruz S.A.	27,200	280,996
Sul America S.A.	24,000	170,410
Technos S.A.	2,400	13,916
Tegma Gestao Logistica	1,000	9,532

Total Brazil		2,855,102

Chile - 0.4%
Empresas Hites S.A.	16,336	8,917
ENTEL Chile S.A.	3,929	48,342
Forus S.A.	5,390	22,275

Total Chile		79,534

China - 17.8%
Air China Ltd. Class H	224,000	131,215
China Eastern Airlines Corp., Ltd. Class H*	304,000	93,745
China Southern Airlines Co., Ltd. Class H	224,000	67,631
Chongqing Rural Commercial Bank Class H	388,900	179,639
Datang International Power Generation Co., Ltd. Class H	288,000	112,594
Dongfeng Motor Group Co., Ltd. Class H	368,000	659,046
Great Wall Motor Co., Ltd. Class H(a)	68,000	252,685
Guangzhou Automobile Group Co., Ltd. Class H	64,000	74,154
Guangzhou R&F Properties Co., Ltd. Class H	102,400	126,442
Huadian Power International Corp., Ltd. Class H	96,000	58,093
Huaneng Power International, Inc. Class H	160,000	180,637
Jiangsu Expressway Co., Ltd. Class H	64,000	75,723
Lianhua Supermarket Holdings Co., Ltd. Class H(a)	40,000	21,934
New China Life Insurance Co., Ltd. Class H	33,300	110,422
PICC Property & Casualty Co., Ltd. Class H	280,700	425,196
Ping An Insurance Group Co. of China Ltd. Class H	95,500	739,321
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	32,000	31,255
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	28,978	108,055
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	33,200	69,053
Tsingtao Brewery Co., Ltd. Class H(a)	12,000	93,828
Wumart Stores, Inc. Class H(a)	24,000	18,673

Total China		3,629,341

India - 8.1%
Adani Enterprises Ltd.	5,191	39,275
Apollo Tyres Ltd.	30,500	100,965
Bajaj Auto Ltd.	1,400	53,914
Bank of Baroda	5,726	83,441
Dena Bank	21,000	29,818
Hero MotoCorp Ltd.	700	30,663
Hindustan Unilever Ltd.	24,700	254,762
Mahindra & Mahindra Ltd. GDR	19,890	383,081
Sun TV Network Ltd.	6,600	50,363
Tata Motors Ltd. ADR(a)	14,727	575,237
Zee Entertainment Enterprises Ltd.	9,500	46,351

Total India		1,647,870

Indonesia - 8.4%
Ace Hardware Indonesia Tbk PT	279,000	20,710
Agung Podomoro Land Tbk PT	629,500	14,868
Alam Sutera Realty Tbk PT	363,500	13,553
Astra International Tbk PT	1,138,000	698,351
Bank Bukopin Tbk PT	263,000	13,865
Bank Pan Indonesia Tbk PT*	339,500	25,774
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	235,000	16,354
Bank Tabungan Negara Persero Tbk PT	235,000	20,616
Gajah Tunggal Tbk PT	178,500	27,554
Garuda Indonesia Persero Tbk PT*	574,703	20,458
Gudang Garam Tbk PT	40,000	180,515
Indofood CBP Sukses Makmur Tbk PT	76,000	64,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2014

Investments	Shares	Value
Indofood Sukses Makmur Tbk PT	198,000	$111,902
Japfa Comfeed Indonesia Tbk PT	335,000	34,475
Mayora Indah Tbk PT	14,500	35,959
Media Nusantara Citra Tbk PT	219,000	50,986
Mitra Adiperkasa Tbk PT	32,000	12,903
Pakuwon Jati Tbk PT	469,000	13,807
Panin Financial Tbk PT*	1,102,000	22,774
Ramayana Lestari Sentosa Tbk PT	145,000	14,372
Summarecon Agung Tbk PT	174,000	16,659
Surya Citra Media Tbk PT	136,000	41,127
Tiga Pilar Sejahtera Food Tbk	100,614	19,647
Unilever Indonesia Tbk PT	64,000	158,043
XL Axiata Tbk PT	128,000	55,065

Total Indonesia		1,704,445

Malaysia - 4.3%
AirAsia Bhd	119,500	85,597
Berjaya Sports Toto Bhd	33,972	41,050
British American Tobacco Malaysia Bhd	3,800	77,562
Carlsberg Brewery Malaysia Bhd	5,600	21,277
DRB-Hicom Bhd	87,900	60,498
Dutch Lady Milk Industries Bhd	1,600	23,170
Fraser & Neave Holdings Bhd	8,000	45,593
Genting Malaysia Bhd	124,300	162,585
Guinness Anchor Bhd	5,600	22,916
Kulim Malaysia Bhd*	51,000	54,479
MBM Resources Bhd	18,400	17,764
Media Prima Bhd	32,200	25,872
Nestle (Malaysia) Bhd	2,300	47,991
Padini Holdings Bhd	26,400	16,197
Parkson Holdings Bhd	43,778	35,175
Star Publications Malaysia Bhd	29,600	24,521
UMW Holdings Bhd	27,200	92,502
UOA Development Bhd	22,400	14,440

Total Malaysia		869,189

Mexico - 9.5%
America Movil S.A.B. de C.V. Series L(a)	617,100	639,790
Arca Continental S.A.B. de C.V.(a)	18,400	124,685
Controladora Comercial Mexicana S.A.B. de C.V.	42,100	157,749
Fomento Economico Mexicano S.A.B. de C.V.	46,900	439,572
Genomma Lab Internacional S.A.B. de C.V. Class B*(a)	8,000	21,701
Grupo Televisa S.A.B. Series CPO	43,700	299,833
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	36,400	101,880
Megacable Holdings S.A.B. de C.V. Series CPO	17,716	74,917
TV Azteca S.A.B. de C.V. Series CPO	128,300	72,393

Total Mexico		1,932,520

Philippines - 2.1%
Aboitiz Equity Ventures, Inc.	74,200	95,194
Aboitiz Power Corp.	128,300	107,725
Cebu Air, Inc.	16,800	21,938
First Philippine Holdings Corp.	21,790	37,939
Lopez Holdings Corp.	390,500	47,862
Security Bank Corp.	12,018	33,948
Universal Robina Corp.	26,920	95,160

Total Philippines		439,766

Poland - 0.4%
Cyfrowy Polsat S.A.	9,505	69,956
Eurocash S.A.	1,395	18,472

Total Poland		88,428

Russia - 1.6%
Magnit OJSC GDR Reg S	5,038	297,242
OTCPharm*†	4,033	1,371
Pharmstandard OJSC GDR Reg S*	4,033	37,104

Total Russia		335,717

South Africa - 12.3%
African Bank Investments Ltd.(a)	63,152	40,306
Capitec Bank Holdings Ltd.	1,803	37,706
Cashbuild Ltd.	1,651	19,398
Clicks Group Ltd.	6,362	37,973
Clover Industries Ltd.	10,245	16,188
FirstRand Ltd.	109,000	417,507
Foschini Group Ltd. (The)(a)	7,796	81,706
Illovo Sugar Ltd.	14,363	39,692
Imperial Holdings Ltd.	6,855	128,869
Lewis Group Ltd.	7,475	45,530
Life Healthcare Group Holdings Ltd.	10,059	39,229
Massmart Holdings Ltd.	3,489	43,290
Mr. Price Group Ltd.	5,150	87,526
MTN Group Ltd.	24,237	510,290
Oceana Group Ltd.	2,777	22,709
Pick n Pay Holdings Ltd.	25,802	61,117
Pick n Pay Stores Ltd.	7,347	40,213
Shoprite Holdings Ltd.	8,749	126,645
SPAR Group Ltd. (The)	4,742	55,453
Sun International Ltd.	3,553	36,737
Super Group Ltd.*	11,631	33,290
Tiger Brands Ltd.(a)	3,993	115,090
Truworths International Ltd.	9,650	68,021
Vodacom Group Ltd.(a)	23,329	288,248
Woolworths Holdings Ltd.	14,587	107,153

Total South Africa		2,499,886

South Korea - 5.7%
Able C&C Co., Ltd.	455	10,950
Grand Korea Leisure Co., Ltd.	1,680	69,073
GS Home Shopping, Inc.	192	45,770
Handsome Co., Ltd.	1,040	28,421
Kangwon Land, Inc.	4,040	118,589
KT&G Corp.	3,905	345,422
LF Corp.	1,200	32,793
LG Household & Health Care Ltd.	160	72,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2014

Investments	Shares	Value
LG International Corp.	1,840	$52,283
LIG Insurance Co., Ltd.	1,280	35,169
Muhak Co., Ltd.*	1,153	37,776
Shinsegae Co., Ltd.	240	51,828
SK Telecom Co., Ltd.	1,095	255,947

Total South Korea		1,156,051

Taiwan - 2.0%
Cheng Shin Rubber Industry Co., Ltd.	64,000	163,762
E-LIFE MALL Corp.	8,000	17,282
Farglory Land Development Co., Ltd.	24,796	33,758
Hey Song Corp.	70,500	79,335
Standard Foods Corp.	8,000	22,239
Yulon Nissan Motor Co., Ltd.	8,000	102,351

Total Taiwan		418,727

Thailand - 4.5%
Advanced Info Service PCL NVDR	23,200	157,264
AP Thailand PCL NVDR	88,700	17,081
BEC World PCL NVDR	28,800	43,260
Big C Supercenter PCL NVDR	12,000	75,428
Bumrungrad Hospital PCL NVDR	7,200	25,956
CP ALL PCL NVDR	116,100	171,709
DSG International Thailand PCL NVDR	57,960	15,983
Electricity Generating PCL NVDR	16,000	68,279
Hemaraj Land and Development PCL NVDR	148,300	17,272
Home Product Center PCL NVDR	100,361	29,841
LPN Development PCL NVDR	24,000	15,012
MCOT PCL NVDR	19,200	15,529
Pruksa Real Estate PCL NVDR	35,600	32,084
Quality Houses PCL NVDR	149,100	16,263
Robinson Department Store PCL NVDR	18,400	32,316
Sansiri PCL NVDR	217,900	13,562
Siam Future Development PCL NVDR	59,175	10,119
Supalai PCL NVDR	35,600	24,022
Thai Airways International PCL NVDR	59,000	26,905
Thai Union Frozen Products PCL NVDR	37,200	74,503
Thai Vegetable Oil PCL NVDR	48,600	33,693

Total Thailand		916,081

Turkey - 6.4%
Albaraka Turk Katilim Bankasi AS	19,387	16,275
Anadolu Efes Biracilik ve Malt Sanayii AS	9,151	111,998
BIM Birlesik Magazalar AS	3,121	71,537
Dogan Yayin Holding AS*	115,351	26,114
Dogus Otomotiv Servis ve Ticaret AS	8,581	33,874
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,560	38,339
Ford Otomotiv Sanayi AS*	9,239	115,035
Goodyear Lastikleri TAS	510	15,983
Ipek Dogal Enerji Kaynaklari ve Uretim AS*	4,001	5,076
NET Holding AS	18,298	20,971
Tofas Turk Otomobil Fabrikasi AS	13,780	85,463
Turk Telekomunikasyon AS	79,369	229,089
Turkiye Halk Bankasi AS	36,808	276,021
Ulker Biskuvi Sanayi AS	5,798	48,538
Yapi ve Kredi Bankasi AS	95,512	208,115

Total Turkey		1,302,428

TOTAL COMMON STOCKS (Cost: $19,028,791)		19,875,085

RIGHTS - 0.0%

Philippines - 0.0%
Security Bank Corp., expiring 7/4/14*† (Cost: $0)	12,018	0

EXCHANGE-TRADED NOTES - 2.2%

United States - 2.2%
iPath MSCI India Index ETN* (Cost: $348,800)	6,600	454,542

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.0%

United States - 10.0%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $2,031,758)(c)	2,031,758	2,031,758

TOTAL INVESTMENTS IN SECURITIES - 109.7% (Cost: $21,409,349)		22,361,385
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.7)%		(1,982,202)

NET ASSETS - 100.0%		$20,379,183

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,371, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $2,023,841 and the total market value of the collateral held by the Fund was $2,126,939. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $95,181.

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 96.8%

Brazil - 15.2%
AMBEV S.A.	120,002	$858,052
CCR S.A.	28,800	235,198
Cia de Saneamento Basico do Estado de Sao Paulo	3,500	37,396
Cia Hering	4,000	40,361
Cielo S.A.	22,800	470,668
EcoRodovias Infraestrutura e Logistica S.A.	4,000	27,476
Itau Unibanco Holding S.A.	25,520	350,826
Localiza Rent a Car S.A.	800	13,226
Lojas Renner S.A.	1,900	61,032
M. Dias Branco S.A.	800	35,468
Marisa Lojas S.A.	1,600	11,833
Odontoprev S.A.	8,800	37,929
Petroleo Brasileiro S.A.	65,000	478,926
Souza Cruz S.A.	27,200	280,996
Tegma Gestao Logistica	1,600	15,252
Ultrapar Participacoes S.A.	5,600	133,642
WEG S.A.	9,360	120,137

Total Brazil		3,208,418

Chile - 0.6%
CFR Pharmaceuticals S.A.	40,558	13,243
S.A.C.I. Falabella	12,680	115,230

Total Chile		128,473

China - 7.3%
Air China Ltd. Class H	32,000	18,745
China International Marine Containers Group Co., Ltd. Class H	16,000	30,843
China Minsheng Banking Corp., Ltd. Class H	158,400	143,473
China National Building Material Co., Ltd. Class H(a)	80,000	70,500
China Pacific Insurance Group Co., Ltd. Class H	22,400	79,047
China Telecom Corp., Ltd. Class H	760,000	371,648
Great Wall Motor Co., Ltd. Class H(a)	10,500	39,018
PetroChina Co., Ltd. Class H	416,000	525,478
Ping An Insurance Group Co. of China Ltd. Class H	16,000	123,865
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	24,000	23,442
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	7,200	14,975
Sinopharm Group Co., Ltd. Class H	16,000	44,282
Wumart Stores, Inc. Class H(a)	16,000	12,448
Zhuzhou CSR Times Electric Co., Ltd. Class H	8,000	24,309
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	32,000	19,818

Total China		1,541,891

India - 1.2%
Infosys Ltd. ADR	3,353	180,291
Tata Motors Ltd. ADR(a)	980	38,279
Wipro Ltd. ADR(a)	2,430	28,892

Total India		247,462

Indonesia - 11.8%
AKR Corporindo Tbk PT	28,000	10,227
Astra Agro Lestari Tbk PT	24,000	57,039
Astra International Tbk PT	591,500	362,983
Bank Central Asia Tbk PT	132,000	122,480
Bank Mandiri Persero Tbk PT	234,200	192,121
Bank Negara Indonesia Persero Tbk PT	228,000	91,642
Bank Rakyat Indonesia Persero Tbk PT	335,500	292,201
Gudang Garam Tbk PT	16,000	72,206
Harum Energy Tbk PT	104,000	20,396
Indocement Tunggal Prakarsa Tbk PT	40,000	76,086
Indofood CBP Sukses Makmur Tbk PT	36,000	30,367
Jasa Marga Persero Tbk PT	52,000	26,208
Kalbe Farma Tbk PT	335,500	46,979
Media Nusantara Citra Tbk PT	80,000	18,625
Perusahaan Gas Negara Persero Tbk PT	407,500	191,633
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	140,000	27,339
Semen Indonesia Persero Tbk PT	120,000	152,594
Surya Citra Media Tbk PT	120,000	36,288
Tambang Batubara Bukit Asam Persero Tbk PT	60,000	54,281
Telekomunikasi Indonesia Persero Tbk PT	1,500,500	311,998
Unilever Indonesia Tbk PT	68,000	167,921
United Tractors Tbk PT	64,000	124,707

Total Indonesia		2,486,321

Malaysia - 2.6%
AirAsia Bhd	25,600	18,337
Berjaya Sports Toto Bhd	31,106	37,587
British American Tobacco Malaysia Bhd	5,600	114,302
Carlsberg Brewery Malaysia Bhd	7,200	27,356
Dialog Group Bhd	15,200	17,941
DRB-Hicom Bhd	17,600	12,113
Gamuda Bhd	27,200	39,898
Hartalega Holdings Bhd	6,400	12,377
Kuala Lumpur Kepong Bhd	16,000	120,585
Malaysia Marine and Heavy Engineering Holdings Bhd	23,200	26,878
Nestle (Malaysia) Bhd	4,000	83,463
Tan Chong Motor Holdings Bhd	7,200	11,391
Top Glove Corp. Bhd	6,400	9,109
UOA Development Bhd	18,600	11,991

Total Malaysia		543,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

June 30, 2014

Investments	Shares	Value
Mexico - 9.5%
Alsea S.A.B. de C.V.	5,600	$20,146
America Movil S.A.B. de C.V. Series L	473,400	490,806
Arca Continental S.A.B. de C.V.(a)	11,200	75,896
Fomento Economico Mexicano S.A.B. de C.V.	22,800	213,694
Grupo Bimbo S.A.B. de C.V. Series A	10,400	30,520
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B(a)	91,100	241,847
Grupo Mexico S.A.B. de C.V. Series B(a)	112,000	373,218
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	43,200	120,912
Wal-Mart de Mexico S.A.B. de C.V. Series V(a)	160,700	429,838

Total Mexico		1,996,877

Philippines - 2.2%
Aboitiz Power Corp.	167,100	140,303
Ayala Land, Inc.	49,700	34,727
Jollibee Foods Corp.	5,430	21,894
Manila Water Co., Inc.	19,200	11,216
Semirara Mining Corp.	7,430	62,368
SM Investments Corp.	3,800	71,038
SM Prime Holdings, Inc.	130,300	47,344
Universal Robina Corp.	21,190	74,905

Total Philippines		463,795

Russia - 12.3%
LSR Group OJSC GDR Reg S	7,091	27,676
Magnit OJSC GDR Reg S	1,683	99,297
MegaFon OAO GDR Reg S	18,223	574,025
MMC Norilsk Nickel OJSC ADR	67,484	1,336,858
NovaTek OAO GDR Reg S	2,423	301,421
Uralkali OJSC GDR Reg S	10,860	250,323

Total Russia		2,589,600

South Africa - 13.7%
AVI Ltd.	5,551	31,959
Bidvest Group Ltd.	4,138	109,911
Capitec Bank Holdings Ltd.	1,119	23,402
Clicks Group Ltd.	2,777	16,575
FirstRand Ltd.	96,073	367,992
Foschini Group Ltd. (The)(a)	5,551	58,178
Imperial Holdings Ltd.	3,503	65,854
Kumba Iron Ore Ltd.(a)	10,255	326,772
Life Healthcare Group Holdings Ltd.	13,072	50,979
Massmart Holdings Ltd.	2,527	31,354
Mr. Price Group Ltd.	3,431	58,311
MTN Group Ltd.	36,454	767,509
Oceana Group Ltd.	1,671	13,665
Pick n Pay Stores Ltd.	5,319	29,113
Shoprite Holdings Ltd.	4,519	65,414
SPAR Group Ltd. (The)	3,159	36,941
Tiger Brands Ltd.(a)	2,487	71,683
Truworths International Ltd.	8,784	61,916
Vodacom Group Ltd.(a)	50,016	617,986
Woolworths Holdings Ltd.	12,560	92,263

Total South Africa		2,897,777

South Korea - 1.0%
Coway Co., Ltd.	759	63,538
Grand Korea Leisure Co., Ltd.	1,120	46,049
Huchems Fine Chemical Corp.	1,440	33,730
Iljin Display Co., Ltd.	1,320	10,998
KEPCO Plant Service & Engineering Co., Ltd.	655	44,797
OCI Materials Co., Ltd.	647	24,459

Total South Korea		223,571

Taiwan - 7.2%
President Chain Store Corp.	12,000	96,055
Richtek Technology Corp.	8,000	48,898
Taiwan Semiconductor Manufacturing Co., Ltd.	325,000	1,376,934

Total Taiwan		1,521,887

Thailand - 10.2%
Advanced Info Service PCL NVDR	54,400	368,757
Bangkok Dusit Medical Services PCL NVDR	128,000	65,863
BEC World PCL NVDR	42,400	63,688
Bumrungrad Hospital PCL NVDR	13,500	48,667
Central Pattana PCL NVDR	33,600	50,729
Charoen Pokphand Foods PCL NVDR	142,300	119,478
CP ALL PCL NVDR	107,800	159,433
Hemaraj Land and Development PCL NVDR	229,900	26,776
Indorama Ventures PCL NVDR	68,300	58,399
Intouch Holdings PCL NVDR	67,700	152,797
Kasikornbank PCL NVDR	31,200	196,112
Land and Houses PCL NVDR	223,560	67,850
LPN Development PCL NVDR	43,200	27,021
Major Cineplex Group PCL NVDR	51,100	29,758
Minor International PCL NVDR	48,000	43,260
Quality Houses PCL NVDR	269,500	29,395
Siam Cement PCL (The) NVDR	17,600	245,115
Siam City Cement PCL NVDR	3,400	47,142
Siam Commercial Bank PCL (The) NVDR	38,500	199,884
Sri Trang Agro-Industry PCL NVDR	71,100	31,108
Thai Oil PCL NVDR	51,200	82,034
Thai Stanley Electric PCL NVDR	3,400	23,885
VGI Global Media PCL NVDR	58,984	23,445

Total Thailand		2,160,596

Turkey - 2.0%
Anadolu Efes Biracilik ve Malt Sanayii AS	4,511	55,209
Aselsan Elektronik Sanayi ve Ticaret AS	4,351	19,269
BIM Birlesik Magazalar AS	2,551	58,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

June 30, 2014

Investments	Shares	Value
Coca-Cola Icecek AS	751	$18,524
Koza Altin Isletmeleri AS	2,751	31,399
TAV Havalimanlari Holding AS	5,895	46,848
Turk Hava Yollari	10,968	33,572
Turk Traktor ve Ziraat Makineleri AS	1,407	45,787
Ulker Biskuvi Sanayi AS	5,143	43,054
Yapi ve Kredi Bankasi AS	29,427	64,120

Total Turkey		416,254

TOTAL COMMON STOCKS (Cost: $19,201,877)		20,426,250

EXCHANGE-TRADED NOTES - 2.8%

United States - 2.8%
iPath MSCI India Index ETN* (Cost: $429,988)	8,382	577,268

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.8%

United States - 8.8%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $1,860,890)(c)	1,860,890	1,860,890

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $21,492,755)		22,864,408
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (8.4)%		(1,763,665)

NET ASSETS - 100.0%		$21,100,743

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $1,820,647 and the total market value of the collateral held by the Fund was $1,920,162. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $59,272.

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.1%

Brazil - 12.0%
AES Tiete S.A.	528,919	$3,901,920
Autometal S.A.	312,986	2,698,033
Banco do Brasil S.A.	7,917,238	89,262,449
Banco Santander Brasil S.A.	6,443,591	44,202,666
BM&FBovespa S.A.	3,209,874	16,878,744
Brasil Brokers Participacoes S.A.	743,206	1,183,546
Brasil Insurance Participacoes e Administracao S.A.	338,723	1,652,045
Centrais Eletricas Brasileiras S.A.	3,823,970	11,086,234
Cia Energetica de Minas Gerais	1,149,913	8,253,538
Cia Hering	397,011	4,005,955
Cia Siderurgica Nacional S.A.	5,472,650	23,339,644
CPFL Energia S.A.	2,475,491	22,833,234
EDP - Energias do Brasil S.A.	1,131,473	5,569,839
Eternit S.A.	112,680	434,033
Grendene S.A.	598,639	3,750,830
Helbor Empreendimentos S.A.	732,072	2,248,595
Light S.A.	921,701	9,015,868
Mahle-Metal Leve S.A. Industria e Comercio	346,102	3,610,038
MRV Engenharia e Participacoes S.A.	809,050	2,738,312
Multiplus S.A.	356,234	5,897,636
Natura Cosmeticos S.A.	805,765	13,617,688
Oi S.A.	2,807,128	2,649,075
Porto Seguro S.A.	601,537	8,695,145
Rodobens Negocios Imobiliarios S.A.	237,729	1,161,627
Santos Brasil Participacoes S.A.	399,100	3,529,086
Tim Participacoes S.A.	3,782,505	22,172,299
Tractebel Energia S.A.	1,981,544	29,667,870
Transmissora Alianca de Energia Eletrica S.A.	1,100,109	9,932,475
UNICASA Industria de Moveis S.A.	480,830	848,613
Vale S.A.	9,006,664	119,484,078

Total Brazil		474,321,115

Chile - 1.7%
Aguas Andinas S.A. Class A	13,715,449	8,632,258
Banco de Chile	166,192,609	22,143,206
Banco Santander Chile	314,224,555	20,709,184
Empresas Iansa S.A.	32,549,757	1,166,376
ENTEL Chile S.A.	350,046	4,306,931
Grupo Security S.A.	1,991,910	683,553
Inversiones Aguas Metropolitanas S.A.	3,782,447	6,104,641
Inversiones La Construccion S.A.	172,410	2,079,464

Total Chile		65,825,613

China - 16.7%
Agricultural Bank of China Ltd. Class H(a)	60,063,000	26,504,024
Anhui Expressway Co., Ltd. Class H(a)	1,827,057	1,119,759
Bank of China Ltd. Class H	178,356,639	79,854,140
Baoye Group Co., Ltd. Class H	616,000	359,251
Beijing Capital Land Ltd. Class H	5,066,000	1,621,047
China BlueChemical Ltd. Class H	8,980,000	4,901,121
China CITIC Bank Corp., Ltd. Class H(a)	24,385,499	14,787,957
China Coal Energy Co., Ltd. Class H(a)	9,829,000	5,110,849
China Communications Construction Co., Ltd. Class H	20,769,000	13,934,700
China Construction Bank Corp. Class H	237,616,500	179,660,620
China Merchants Bank Co., Ltd. Class H(a)	7,928,432	15,631,093
China Minsheng Banking Corp., Ltd. Class H(a)	11,251,048	10,190,812
China Petroleum & Chemical Corp. Class H	61,611,200	58,746,607
China Shenhua Energy Co., Ltd. Class H(a)	6,993,500	20,212,558
Chongqing Machinery & Electric Co., Ltd. Class H	15,370,000	2,141,787
Chongqing Rural Commercial Bank Class H(a)	18,654,885	8,616,964
Dalian Port PDA Co., Ltd. Class H	4,596,000	1,097,060
Datang International Power Generation Co., Ltd. Class H	5,536,350	2,164,437
Guangzhou Automobile Group Co., Ltd. Class H	3,978,000	4,609,139
Guangzhou R&F Properties Co., Ltd. Class H(a)	7,434,758	9,180,312
Hainan Meilan International Airport Co., Ltd. Class H	410,000	375,596
Industrial & Commercial Bank of China Ltd. Class H	189,864,275	120,037,798
Jiangsu Expressway Co., Ltd. Class H(a)	1,630,906	1,929,643
Jiangxi Copper Co., Ltd. Class H(a)	2,505,000	3,962,569
PetroChina Co., Ltd. Class H	36,334,000	45,895,974
Shenzhen Expressway Co., Ltd. Class H	3,260,000	1,732,980
Sichuan Expressway Co., Ltd. Class H(a)	5,102,000	1,632,566
Yanzhou Coal Mining Co., Ltd. Class H(a)	5,646,000	4,268,912
Zhaojin Mining Industry Co., Ltd. Class H(a)	5,837,000	3,336,354
Zhejiang Expressway Co., Ltd. Class H	11,970,398	12,124,307
Zijin Mining Group Co., Ltd. Class H(a)	18,244,000	4,142,966

Total China		659,883,902

Czech Republic - 2.1%
CEZ AS(a)	1,618,897	48,852,069
Komercni Banka AS	89,316	20,537,073
O2 Czech Republic AS	955,572	13,535,993

Total Czech Republic		82,925,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2014

Investments	Shares	Value
Indonesia - 2.0%
Aneka Tambang Persero Tbk PT	18,079,863	$1,662,341
Astra Agro Lestari Tbk PT	2,232,581	5,306,029
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,984,300	1,042,771
Bank Pembangunan Daerah Jawa Timur Tbk PT	15,569,900	535,851
Berau Coal Energy Tbk PT*	37,383,700	309,034
Harum Energy Tbk PT	10,809,800	2,120,016
Hexindo Adiperkasa Tbk PT	2,164,000	671,744
Indika Energy Tbk PT	11,941,741	634,610
Indo Tambangraya Megah Tbk PT	5,848,400	13,319,848
Matahari Putra Prima Tbk PT	15,698,500	4,138,154
Perusahaan Gas Negara Persero Tbk PT	41,523,808	19,527,223
Semen Indonesia Persero Tbk PT	9,317,885	11,848,766
Tambang Batubara Bukit Asam Persero Tbk PT	6,219,400	5,626,576
Timah Persero Tbk PT	9,627,600	1,023,262
United Tractors Tbk PT	5,843,400	11,386,127

Total Indonesia		79,152,352

Malaysia - 4.7%
Batu Kawan Bhd	113,814	701,812
Boustead Holdings Bhd	1,177,131	1,895,287
British American Tobacco Malaysia Bhd	566,797	11,568,943
Carlsberg Brewery Malaysia Bhd	1,099,813	4,178,673
DiGi.Com Bhd	12,137,047	21,658,449
Gas Malaysia Bhd	698,400	791,709
Guinness Anchor Bhd	48,526	198,577
HAP Seng Consolidated Bhd	10,795,400	12,103,220
JCY International Bhd	11,924,300	2,599,505
Lafarge Malaysia Bhd	2,304,227	7,068,401
Malayan Banking Bhd	19,387,625	59,352,337
Maxis Bhd	18,599,062	39,097,997
Media Prima Bhd	6,481,331	5,207,672
OSK Holdings Bhd	1,015,700	566,211
Padini Holdings Bhd	1,192,600	731,679
Parkson Holdings Bhd	2,312,578	1,858,129
Pos Malaysia Bhd	243,200	405,207
Star Publications Malaysia Bhd	1,623,100	1,344,580
Telekom Malaysia Bhd	6,042,200	11,948,916
United Plantations Bhd	52,811	460,184

Total Malaysia		183,737,488

Philippines - 1.3%
Aboitiz Power Corp.	12,387,506	10,400,964
Globe Telecom, Inc.	297,993	10,922,996
Philippine Long Distance Telephone Co.	392,254	26,851,202
Semirara Mining Corp.	494,858	4,153,860

Total Philippines		52,329,022

Poland - 6.1%
Asseco Poland S.A.	176,117	2,385,383
Bank Pekao S.A.(a)	473,584	27,112,516
KGHM Polska Miedz S.A.	1,576,402	64,604,086
Orange Polska S.A.(a)	9,729,227	31,077,651
PGE S.A.	7,600,812	54,189,607
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,494,748	18,556,986
Powszechny Zaklad Ubezpieczen S.A.	158,843	23,211,572
Synthos S.A.	4,341,222	6,318,768
Tauron Polska Energia S.A.	3,216,256	5,475,695
TVN S.A.	437,518	2,233,190
Warsaw Stock Exchange	266,531	3,416,007

Total Poland		238,581,461

Russia - 19.6%
Gazprom OAO ADR	26,199,468	228,328,364
Lukoil OAO ADR	1,675,395	100,055,935
MegaFon OAO GDR Reg S	1,584,953	49,926,019
MMC Norilsk Nickel OJSC ADR	6,000,078	118,861,545
Mobile Telesystems OJSC ADR	2,059,175	40,648,115
Phosagro OAO GDR Reg S	1,033,169	12,935,276
Rosneft OAO GDR Reg S	24,010,350	175,635,710
Tatneft OAO ADR	677,599	26,304,393
Uralkali OJSC GDR Reg S	947,545	21,840,912

Total Russia		774,536,269

South Africa - 9.2%
Barclays Africa Group Ltd.	1,185,144	17,990,906
Cashbuild Ltd.	60,860	715,075
Coronation Fund Managers Ltd.	522,538	4,691,115
DRDGOLD Ltd.	691,845	198,344
FirstRand Ltd.	7,791,263	29,843,165
Foschini Group Ltd. (The)(a)	515,484	5,402,558
Kumba Iron Ore Ltd.(a)	839,992	26,766,047
Lewis Group Ltd.(a)	518,220	3,156,448
Liberty Holdings Ltd.	378,323	4,622,911
MMI Holdings Ltd.	3,384,823	8,351,696
MTN Group Ltd.	3,507,438	73,846,179
Nampak Ltd.(a)	1,201,441	4,154,719
Nedbank Group Ltd.(a)	809,843	17,444,880
PPC Ltd.	1,565,645	4,613,603
Resilient Property Income Fund Ltd.	408,975	2,308,443
Reunert Ltd.	660,555	4,027,127
Sasol Ltd.	1,028,270	61,119,663
SPAR Group Ltd. (The)	337,087	3,941,910
Standard Bank Group Ltd.(a)	2,346,152	31,976,693
Truworths International Ltd.	786,752	5,545,626
Vodacom Group Ltd.(a)	4,284,793	52,941,938

Total South Africa		363,659,046

South Korea - 2.3%
Daishin Securities Co., Ltd.	146,674	1,259,732
Dongkuk Steel Mill Co., Ltd.(a)	399,538	2,764,149
Hanmi Semiconductor Co., Ltd.(a)	42,358	596,562
Hite Jinro Co., Ltd.	107,453	2,331,087
Hyundai Marine & Fire Insurance Co., Ltd.	121,780	3,472,379
KT Corp.	200,980	6,068,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2014

Investments	Shares	Value
KT Corp. ADR(a)	777,946	$11,778,102
KT&G Corp.	239,655	21,198,975
Meritz Fire & Marine Insurance Co., Ltd.	112,504	1,373,220
Meritz Securities Co., Ltd.	523,880	1,118,384
Moorim P&P Co., Ltd.	71,492	277,687
OCI Materials Co., Ltd.(a)	74,487	2,815,900
SK Telecom Co., Ltd.	112,060	26,193,111
SK Telecom Co., Ltd. ADR(a)	302,459	7,845,787

Total South Korea		89,093,408

Taiwan - 13.7%
Ability Enterprise Co., Ltd.	1,139,000	831,610
Accton Technology Corp.	1,646,000	1,074,988
Alpha Networks, Inc.	2,337,000	1,815,875
Altek Corp.	592,000	552,187
AmTRAN Technology Co., Ltd.	4,154,896	3,130,992
Asia Cement Corp.(a)	8,417,979	11,531,092
Asustek Computer, Inc.(a)	1,307,000	14,576,696
AV Tech Corp.	160,000	534,262
Cheng Uei Precision Industry Co., Ltd.(a)	1,034,000	2,025,889
Chia Chang Co., Ltd.	383,000	490,647
Chicony Electronics Co., Ltd.	2,211,987	5,971,135
Chimei Materials Technology Corp.	2,067,511	2,544,746
Chin-Poon Industrial Co., Ltd.(a)	1,360,000	2,609,954
China Steel Chemical Corp.	1,080,000	6,999,129
China Steel Corp.(a)	20,428,407	17,173,053
China Synthetic Rubber Corp.	2,651,043	2,654,772
Chung Hsin Electric & Machinery Manufacturing Corp.	644,000	460,493
Chunghwa Telecom Co., Ltd.(a)	17,820,113	57,414,926
Cleanaway Co., Ltd.	304,736	1,842,215
Compal Electronics, Inc.(a)	13,752,000	11,238,154
Compeq Manufacturing Co., Ltd.	2,096,000	1,379,409
Coxon Precise Industrial Co., Ltd.	276,000	503,785
CSBC Corp. Taiwan	984,000	591,560
CTCI Corp.	950,000	1,644,953
Cyberlink Corp.	1,139,158	3,777,100
CyberTAN Technology, Inc.(a)	905,000	945,676
D-Link Corp.	3,980,000	2,639,293
E-LIFE MALL Corp.	495,542	1,070,482
Elite Material Co., Ltd.	791,838	799,582
Eternal Materials Co., Ltd.(a)	4,154,000	4,424,181
Everlight Electronics Co., Ltd.(a)	780,000	2,011,521
Far Eastern New Century Corp.	12,235,414	13,174,645
Farglory Land Development Co., Ltd.(a)	3,059,161	4,164,877
Feng Hsin Iron & Steel Co.(a)	2,755,922	4,024,322
Flytech Technology Co., Ltd.	169,855	762,294
Forhouse Corp.	1,419,000	577,428
Formosa Chemicals & Fibre Corp.(a)	12,538,045	31,746,138
Formosa Plastics Corp.(a)	13,482,090	36,032,915
Formosan Rubber Group, Inc.	2,304,000	2,183,777
Getac Technology Corp.	1,139,000	637,059
Grand Pacific Petrochemical	3,274,000	2,050,499
Great China Metal Industry	996,627	1,211,654
Great Wall Enterprise Co., Ltd.	1,387,000	1,688,574
Hannstar Board Corp.	2,652,000	1,052,522
Holtek Semiconductor, Inc.	382,000	759,957
Holy Stone Enterprise Co., Ltd.	347,200	536,068
HTC Corp.(a)	5,180,000	23,941,322
Huaku Development Co., Ltd.(a)	1,366,573	3,272,489
Huang Hsiang Construction Co.	374,000	574,315
Hung Poo Real Estate Development Corp.	692,000	570,139
ITEQ Corp.(a)	2,703,100	2,901,546
Jentech Precision Industrial Co., Ltd.(a)	374,000	1,427,959
KEE TAI Properties Co., Ltd.(a)	4,431,000	3,086,771
LCY Chemical Corp.(a)	2,653,000	2,154,707
Lealea Enterprise Co., Ltd.	1,140,000	406,625
Lingsen Precision Industries Ltd.	1,140,000	744,524
Lite-On Technology Corp.(a)	5,616,349	9,376,884
Lotes Co., Ltd.	383,000	1,750,938
Lumax International Corp., Ltd.	232,000	557,894
Makalot Industrial Co., Ltd.(a)	454,000	2,455,657
Mega Financial Holding Co., Ltd.	13,985,071	11,639,394
Nan Ya Plastics Corp.(a)	12,137,616	29,228,166
OptoTech Corp.	741,000	368,539
Oriental Union Chemical Corp.(a)	3,385,000	3,508,800
Pou Chen Corp.(a)	5,667,112	6,823,387
Powertech Technology, Inc.	1,101,703	1,992,497
Quanta Computer, Inc.(a)	10,425,990	30,379,166
Radiant Opto-Electronics Corp.(a)	1,260,170	5,402,296
Radium Life Tech Co., Ltd.(a)	3,142,294	2,189,019
Rechi Precision Co., Ltd.	373,780	398,717
Senao International Co., Ltd.	475,000	1,153,376
Sercomm Corp.(a)	584,000	1,488,459
Shih Wei Navigation Co., Ltd.	2,420,000	1,637,216
Sigurd Microelectronics Corp.	2,803,627	3,474,251
Siliconware Precision Industries Co.(a)	5,957,000	9,786,016
Silitech Technology Corp.(a)	920,230	1,044,805
Sincere Navigation Corp.	746,000	655,854
Sonix Technology Co., Ltd.	607,000	1,234,004
Syncmold Enterprise Corp.	1,218,324	2,966,446
Synnex Technology International Corp.(a)	6,421,000	10,817,078
TA Chen Stainless Pipe*	1,040,000	616,518
Taiflex Scientific Co., Ltd.	383,254	776,571
Taiwan Cement Corp.	8,462,485	12,810,782
Taiwan Cogeneration Corp.	792,000	582,236
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,737,723	3,457,055
Taiwan Mobile Co., Ltd.(a)	6,928,253	21,440,504
Taiwan Secom Co., Ltd.	373,930	973,085
Topco Scientific Co., Ltd.	284,550	567,042
Transcend Information, Inc.	1,002,000	3,439,782
Tripod Technology Corp.	647,000	1,248,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2014

Investments	Shares	Value
TSRC Corp.(a)	3,206,208	$4,531,515
Tung Ho Steel Enterprise Corp.	3,038,387	2,630,528
U-Ming Marine Transport Corp.(a)	857,048	1,446,688
Unimicron Technology Corp.	2,944,000	2,849,541
Unitech Printed Circuit Board Corp.*	2,987,000	1,235,496
United Integrated Services Co., Ltd.	1,110,000	1,241,677
United Microelectronics Corp.(a)	23,610,598	11,821,905
USI Corp.(a)	5,515,000	3,638,740
Visual Photonics Epitaxy Co., Ltd.	374,000	429,640
Wah Lee Industrial Corp.	340,000	685,511
Wistron Corp.(a)	7,587,890	6,925,112
Wistron NeWeb Corp.	640,000	1,573,314
WPG Holdings Ltd.(a)	4,933,000	6,790,351
WT Microelectronics Co., Ltd.	382,037	584,098
YFY, Inc.	4,353,000	2,062,930
Young Optics, Inc.	248,000	581,419
YungShin Global Holding Corp.	345,000	776,475
Zinwell Corp.	273,000	310,414

Total Taiwan		541,299,419

Thailand - 5.2%
Advanced Info Service PCL	5,039,861	34,163,285
Bangchak Petroleum PCL (The)	4,078,521	3,707,175
Banpu PCL NVDR	8,759,580	7,962,028
BTS Group Holdings PCL NVDR	27,908,943	7,438,372
Charoen Pokphand Foods PCL NVDR	14,397,110	12,088,160
Delta Electronics Thailand PCL NVDR	3,193,483	6,149,829
Dynasty Ceramic PCL NVDR	832,111	1,493,467
Electricity Generating PCL	898,500	3,834,301
Intouch Holdings PCL NVDR	6,079,221	13,720,627
Kiatnakin Bank PCL	2,142,724	2,904,941
Land and Houses PCL NVDR	21,011,262	6,376,858
MCOT PCL NVDR	797,716	645,202
PTT Global Chemical PCL NVDR	9,299,405	19,340,929
PTT PCL NVDR	4,603,994	45,110,772
Ratchaburi Electricity Generating Holding PCL	3,332,796	5,570,919
Sansiri PCL NVDR	10,508,639	654,058
Thai Oil PCL NVDR	4,437,677	7,110,128
Thai Vegetable Oil PCL NVDR	3,210,370	2,225,646
Tisco Financial Group PCL	2,739,389	3,460,636
Total Access Communication PCL NVDR	5,199,309	18,022,562
TTW PCL NVDR	5,885,877	1,958,634

Total Thailand		203,938,529

Turkey - 2.5%
Adana Cimento Sanayii TAS Class A	218,859	465,526
Akcansa Cimento AS	257,595	1,561,145
Aksa Akrilik Kimya Sanayii	458,470	1,658,475
Aksigorta AS	271,266	403,003
Arcelik AS(a)	1,198,890	7,294,100
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	521,533	1,652,927
Celebi Hava Servisi AS	97,227	1,050,086
Cimsa Cimento Sanayi ve Tica	456,373	2,948,786
Dogus Otomotiv Servis ve Ticaret AS	928,279	3,664,432
Netas Telekomunikasyon AS	438,355	1,376,902
Sinpas Gayrimenkul Yatirim Ortakligi AS	855,243	338,822
Tekfen Holding AS	943,500	2,269,419
Tofas Turk Otomobil Fabrikasi AS	1,633,284	10,129,550
Tupras Turkiye Petrol Rafinerileri AS	884,551	20,608,791
Turk Telekomunikasyon AS(a)	13,804,133	39,844,029
Turk Traktor ve Ziraat Makineleri AS	123,810	4,029,095

Total Turkey		99,295,088

TOTAL COMMON STOCKS (Cost: $3,774,585,548)		3,908,577,847

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $141,759,302)(c)	141,759,302	141,759,302

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $3,916,344,850)		4,050,337,149
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.7)%		(104,940,321)

NET ASSETS - 100.0%		$3,945,396,828

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $247,093,358 and the total market value of the collateral held by the Fund was $262,548,977. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $120,789,675.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 98.3%

Brazil - 7.4%
Abril Educacao S.A.	26,667	$421,281
AES Tiete S.A.	1,612,946	11,898,962
Aliansce Shopping Centers S.A.	358,459	2,920,886
Arezzo Industria e Comercio S.A.	88,988	1,274,199
Autometal S.A.	428,835	3,696,686
Brasil Brokers Participacoes S.A.	1,426,661	2,271,939
Brasil Insurance Participacoes e Administracao S.A.	631,609	3,080,530
Cia de Locacao das Americas	124,597	246,469
Cia Paranaense de Energia	241,475	2,574,594
Diagnosticos da America S.A.	388,221	2,471,186
Direcional Engenharia S.A.	435,191	2,290,375
Equatorial Energia S.A.	422,437	4,818,323
Estacio Participacoes S.A.	121,574	1,613,375
Eternit S.A.	580,834	2,237,322
Even Construtora e Incorporadora S.A.	692,498	2,057,920
Fleury S.A.	348,300	2,654,798
Grendene S.A.	1,603,663	10,047,904
Helbor Empreendimentos S.A.	1,142,038	3,507,825
Iochpe-Maxion S.A.	134,979	1,208,264
JHSF Participacoes S.A.	1,740,862	3,040,842
Light S.A.	1,980,843	19,376,151
Lojas Americanas S.A.	288,145	1,584,464
LPS Brasil Consultoria de Imoveis S.A.	471,914	2,141,073
Magnesita Refratarios S.A.	470,358	943,234
Mahle-Metal Leve S.A. Industria e Comercio	670,096	6,989,477
Marisa Lojas S.A.	423,680	3,133,244
Mills Estruturas e Servicos de Engenharia S.A.	65,668	772,547
MRV Engenharia e Participacoes S.A.	1,744,379	5,904,028
Oi S.A.	6,582,976	6,212,327
Rodobens Negocios Imobiliarios S.A.	235,179	1,149,167
Santos Brasil Participacoes S.A.	626,007	5,535,537
Sao Martinho S.A.	189,834	3,445,107
SLC Agricola S.A.	123,819	1,079,716
Sonae Sierra Brasil S.A.	266,832	2,111,315
Sul America S.A.	900,534	6,394,155
Technos S.A.	149,398	866,252
Tegma Gestao Logistica	265,847	2,534,116
TPI - Triunfo Participacoes e Investimentos S.A.	397,391	1,289,118
UNICASA Industria de Moveis S.A.	571,090	1,007,913
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	259,952	4,514,751

Total Brazil		141,317,372

Chile - 3.2%
Besalco S.A.	1,084,604	709,292
CFR Pharmaceuticals S.A.	20,552,685	6,711,073
E.CL S.A.	3,826,044	5,079,509
Empresas Hites S.A.	1,099,662	600,269
Forus S.A.	608,269	2,513,736
Gasco S.A.	279,033	1,859,649
Grupo Security S.A.	5,847,503	2,006,657
Inversiones Aguas Metropolitanas S.A.	6,649,582	10,732,024
Inversiones La Construccion S.A.	519,666	6,267,772
Masisa S.A.	29,778,678	1,236,498
Parque Arauco S.A.	3,360,619	6,129,198
Ripley Corp. S.A.	4,563,679	3,000,306
Sigdo Koppers S.A.	3,507,541	4,998,374
Sociedad Matriz SAAM S.A.	20,321,031	1,682,072
Sonda S.A.	1,452,397	3,410,183
Vina Concha y Toro S.A.	2,348,540	4,755,447

Total Chile		61,692,059

China - 5.8%
Anhui Expressway Co., Ltd. Class H	1,455,666	892,142
AviChina Industry & Technology Co., Ltd. Class H	1,953,271	1,103,863
Baoye Group Co., Ltd. Class H	946,000	551,707
BBMG Corp. Class H	364,169	234,937
Beijing Capital Land Ltd. Class H	20,614,421	6,596,317
China Datang Corp. Renewable Power Co., Ltd. Class H	14,421,403	1,823,527
China Railway Construction Corp., Ltd. Class H(a)	2,221,098	1,954,478
China Railway Group Ltd. Class H(a)	7,055,801	3,450,358
China Southern Airlines Co., Ltd. Class H(a)	5,008,000	1,512,025
China Suntien Green Energy Corp., Ltd. Class H	7,609,039	2,474,053
Chongqing Machinery & Electric Co., Ltd. Class H	6,072,855	846,243
CSR Corp., Ltd. Class H(a)	4,503,139	3,387,370
Dalian Port PDA Co., Ltd. Class H	7,098,507	1,694,406
Datang International Power Generation Co., Ltd. Class H	14,765,049	5,772,397
Dongfang Electric Corp., Ltd. Class H(a)	456,581	784,695
Guangshen Railway Co., Ltd. Class H	4,692,665	1,749,831
Guangzhou Automobile Group Co., Ltd. Class H	8,478,000	9,823,097
Hainan Meilan International Airport Co., Ltd. Class H	869,289	796,345
Harbin Electric Co., Ltd. Class H	3,232,071	1,960,006
Jiangsu Expressway Co., Ltd. Class H(a)	7,111,933	8,414,643
Shanghai Electric Group Co., Ltd. Class H	6,960,000	2,801,835
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	18,463,587	4,907,519
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,147,700	2,387,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2014

Investments	Shares	Value
Shenzhen Expressway Co., Ltd. Class H	6,465,697	$3,437,093
Sichuan Expressway Co., Ltd. Class H	234,768	75,122
Sinotrans Ltd. Class H	7,541,000	4,894,131
Tong Ren Tang Technologies Co., Ltd. Class H(a)	1,545,888	2,257,892
Travelsky Technology Ltd. Class H(a)	7,614,788	7,005,289
Weichai Power Co., Ltd. Class H(a)	303,769	1,173,867
Weiqiao Textile Co. Class H(a)	2,513,000	1,238,610
Yanzhou Coal Mining Co., Ltd. Class H(a)	13,612,000	10,291,964
Zijin Mining Group Co., Ltd. Class H(a)	43,728,000	9,930,039
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	5,637,200	3,491,269

Total China		109,714,178

Indonesia - 3.6%
AKR Corporindo Tbk PT	12,145,545	4,436,121
Alam Sutera Realty Tbk PT	14,029,577	523,077
Aneka Tambang Persero Tbk PT	33,612,474	3,090,476
Bank Bukopin Tbk PT	30,389,818	1,602,163
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	102,560,212	7,137,256
Bank Pembangunan Daerah Jawa Timur Tbk PT	94,441,200	3,250,275
Bank Tabungan Negara Persero Tbk PT	34,707,216	3,044,749
Berau Coal Energy Tbk PT*	89,224,593	737,580
Bumi Resources Tbk PT*	42,797,900	613,719
Ciputra Development Tbk PT	23,015,345	1,795,799
Harum Energy Tbk PT	18,261,863	3,581,513
Hexindo Adiperkasa Tbk PT	2,695,000	836,575
Holcim Indonesia Tbk PT	16,689,116	3,695,397
Indika Energy Tbk PT	27,221,939	1,446,632
Japfa Comfeed Indonesia Tbk PT	12,097,591	1,244,965
Krakatau Steel Persero Tbk PT*	32,796,399	1,225,542
Matahari Putra Prima Tbk PT	32,834,200	8,655,156
MNC Investama Tbk PT	34,192,598	922,955
Pembangunan Perumahan Persero Tbk PT	12,515,770	1,953,115
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	24,099,152	4,705,992
Ramayana Lestari Sentosa Tbk PT	27,507,828	2,726,419
Salim Ivomas Pratama Tbk PT	42,432,900	3,615,118
Sampoerna Agro PT	5,331,200	1,050,051
Summarecon Agung Tbk PT	31,442,472	3,010,308
Timah Persero Tbk PT	33,241,222	3,533,019
Wijaya Karya Persero Tbk PT	5,341,952	998,096

Total Indonesia		69,432,068

Malaysia - 9.6%
Aeon Co. M Bhd	3,452,752	4,279,649
Affin Holdings Bhd	8,838,863	9,111,379
Alliance Financial Group Bhd	7,083,447	10,412,292
Benalec Holdings Bhd	867,200	305,181
Berjaya Corp. Bhd	12,873,932	2,104,894
Berjaya Sports Toto Bhd	7,028,558	8,492,932
BIMB Holdings Bhd	4,791,328	6,371,526
Boustead Holdings Bhd	4,826,019	7,770,326
Carlsberg Brewery Malaysia Bhd	1,542,013	5,858,785
Dayang Enterprise Holdings Bhd	818,100	917,210
Dialog Group Bhd	6,082,776	7,179,608
DRB-Hicom Bhd	6,757,061	4,650,609
Dutch Lady Milk Industries Bhd	28,600	414,170
Eastern & Oriental Bhd	6,416,497	5,495,287
Fraser & Neave Holdings Bhd	319,700	1,822,021
Gas Malaysia Bhd	1,066,200	1,208,648
Genting Plantations Bhd	476,800	1,722,479
Guinness Anchor Bhd	355,253	1,453,760
HAP Seng Consolidated Bhd	13,371,692	14,991,620
Hartalega Holdings Bhd	1,779,572	3,441,651
JCY International Bhd	30,092,491	6,560,182
KPJ Healthcare Bhd	2,832,141	2,981,201
Kulim Malaysia Bhd	2,834,131	3,027,427
Lafarge Malaysia Bhd	4,157,600	12,753,771
Mah Sing Group Bhd	7,235,956	5,137,957
Malaysia Airports Holdings Bhd	4,304,461	10,697,477
Malaysia Marine and Heavy Engineering Holdings Bhd	4,696,400	5,440,862
Malaysian Bulk Carriers Bhd	907,700	500,352
Malaysian Resources Corp. Bhd	5,759,043	3,066,946
MBM Resources Bhd	311,200	300,442
Media Prima Bhd	6,057,036	4,866,756
Mudajaya Group Bhd	1,885,465	1,473,845
Oriental Holdings Bhd	200,741	482,003
OSK Holdings Bhd	7,643,056	4,260,688
Padini Holdings Bhd	3,128,296	1,919,260
Parkson Holdings Bhd	5,445,417	4,375,327
Star Publications Malaysia Bhd	4,690,800	3,885,870
Sunway Bhd	2,677,200	2,534,627
Supermax Corp. Bhd	1,856,467	1,214,133
Syarikat Takaful Malaysia Bhd	208,500	848,026
Tan Chong Motor Holdings Bhd	180,800	286,037
Top Glove Corp. Bhd	1,625,090	2,312,881
United Plantations Bhd	150,768	1,313,762
UOA Development Bhd	3,179,180	2,049,487
WCT Holdings Bhd	5,028,826	3,414,152

Total Malaysia		183,707,498

Mexico - 1.1%
Alsea S.A.B. de C.V.(a)	976,460	3,512,787
Banregio Grupo Financiero S.A.B. de C.V.(a)	664,941	3,934,392
Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,887,017	3,956,437
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*(a)	708,583	2,850,609
Grupo Herdez S.A.B. de C.V.	989,395	3,016,309
Qualitas Controladora S.A.B. de C.V.	933,707	2,694,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2014

Investments	Shares	Value
TV Azteca S.A.B. de C.V. Series CPO	2,639,578	$1,489,379

Total Mexico		21,454,586

Philippines - 2.4%
Atlas Consolidated Mining & Development	1,735,100	556,504
Cebu Air, Inc.	265,040	346,100
First Philippine Holdings Corp.	960,456	1,672,272
Lopez Holdings Corp.	16,245,312	1,991,121
Manila Water Co., Inc.	4,835,845	2,825,064
Megaworld Corp.	43,861,046	4,521,757
Nickel Asia Corp.	4,108,383	3,105,994
Philex Mining Corp.	3,346,900	901,708
Philweb Corp.	1,974,200	228,401
Rizal Commercial Banking Corp.	1,287,544	1,563,341
Robinsons Land Corp.	8,447,360	4,567,186
Security Bank Corp.	1,253,794	3,541,645
Semirara Mining Corp.	1,589,766	13,344,565
Union Bank of the Philippines	1,794,367	4,932,968
Vista Land & Lifescapes, Inc.	10,741,000	1,505,955

Total Philippines		45,604,581

Poland - 3.8%
Asseco Poland S.A.	451,123	6,110,149
Enea S.A.	1,550,024	8,064,800
Eurocash S.A.(a)	287,170	3,802,518
Getin Holding S.A.*	2,716,491	2,791,007
Grupa Azoty S.A.(a)	138,135	3,297,463
Lubelski Wegiel Bogdanka S.A.	122,765	4,831,039
Synthos S.A.(a)	12,052,393	17,542,588
Tauron Polska Energia S.A.	9,583,830	16,316,528
TVN S.A.	1,174,349	5,994,142
Warsaw Stock Exchange	265,944	3,408,483

Total Poland		72,158,717

Russia - 0.3%
LSR Group OJSC GDR Reg S	1,445,163	5,640,471

South Africa - 8.8%
Advtech Ltd.	1,786,865	1,436,042
Aeci Ltd.	257,567	3,042,020
African Oxygen Ltd.	1,276,276	2,543,255
AVI Ltd.	1,557,701	8,968,082
Barloworld Ltd.	410,342	3,905,264
Blue Label Telecoms Ltd.	1,607,523	1,293,422
Capitec Bank Holdings Ltd.	271,196	5,671,568
Cashbuild Ltd.	172,921	2,031,735
City Lodge Hotels Ltd.	78,679	939,230
Clicks Group Ltd.(a)	370,081	2,208,920
Coronation Fund Managers Ltd.	2,014,057	18,081,314
DRDGOLD Ltd.	1,269,996	364,092
Famous Brands Ltd.	36,882	334,542
Grindrod Ltd.(a)	231,666	578,798
Hosken Consolidated Investments Ltd.	249,021	3,979,186
Investec Ltd.	1,033,880	9,473,164
Invicta Holdings Ltd.	39,353	420,209
JSE Ltd.	264,484	2,384,116
Lewis Group Ltd.(a)	838,066	5,104,611
Metair Investments Ltd.	334,000	1,177,614
Mondi Ltd.	520,140	9,479,003
Mpact Ltd.	743,145	1,948,191
Nampak Ltd.	2,901,686	10,034,358
Oceana Group Ltd.	167,066	1,366,208
Omnia Holdings Ltd.	128,330	2,780,890
Pick n Pay Holdings Ltd.	1,376,788	3,261,197
Pick n Pay Stores Ltd.	890,479	4,873,937
Pioneer Foods Ltd.	501,483	4,949,427
PPC Ltd.	2,394,337	7,055,572
PSG Group Ltd.(a)	371,599	3,230,916
Raubex Group Ltd.	309,358	658,626
Resilient Property Income Fund Ltd.	1,040,831	5,874,929
Reunert Ltd.	876,518	5,343,763
Santam Ltd.	326,983	5,993,344
SPAR Group Ltd. (The)	787,076	9,204,101
Sun International Ltd.	430,642	4,452,649
Tongaat Hulett Ltd.	427,578	5,964,691
Trencor Ltd.	641,242	4,812,894
Wilson Bayly Holmes-Ovcon Ltd.	204,734	2,444,011

Total South Africa		167,665,891

South Korea - 10.1%
BS Financial Group, Inc.	612,512	9,019,993
Bukwang Pharmaceutical Co., Ltd.	2,220	35,764
CJ CGV Co., Ltd.(a)	40,408	1,928,945
Daeduck Electronics Co.	109,911	878,810
Daeduck GDS Co., Ltd.	47,117	575,109
Daewoong Pharmaceutical Co., Ltd.	56,902	3,306,817
Daishin Securities Co., Ltd.	300,184	2,578,176
Daum Communications Corp.	34,663	4,008,273
DGB Financial Group, Inc.	367,084	5,496,464
Dongkuk Steel Mill Co., Ltd.	22,978	158,970
Dongyang Mechatronics Corp.(a)	215,671	2,131,558
Doosan Corp.	58,146	7,183,485
Eugene Corp.(a)	266,592	1,036,805
Grand Korea Leisure Co., Ltd.(a)	199,876	8,217,871
Green Cross Corp.	13,269	1,626,167
GS Engineering & Construction Corp.*	17,409	579,841
GS Home Shopping, Inc.	1,862	443,877
Hana Tour Service, Inc.	29,588	1,982,671
Handsome Co., Ltd.	95,955	2,622,214
Hankook Tire Worldwide Co., Ltd.	71,481	1,586,033
Hanmi Semiconductor Co., Ltd.(a)	142,922	2,012,886
Hansol Paper Co.	132,271	1,536,059
Hanwha Chemical Corp.	212,488	3,853,681
Hanwha Corp.	153,662	3,925,838
Hite Jinro Co., Ltd.(a)	317,962	6,897,871
Hitejinro Holdings Co., Ltd.(a)	51,370	571,173
Hotel Shilla Co., Ltd.	55,744	5,035,582
Huchems Fine Chemical Corp.	151,585	3,550,667
Huvis Corp.	77,386	871,912
Hyosung Corp.	54,858	3,665,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2014

Investments	Shares	Value
Hyundai Development Co-Engineering & Construction	136,605	$4,340,631
Hyundai Securities Co., Ltd.(a)	564,308	3,296,165
iMarketKorea, Inc.(a)	47,098	1,724,630
ISU Chemical Co., Ltd.(a)	87,680	1,083,218
KEPCO Plant Service & Engineering Co., Ltd.(a)	138,073	9,443,222
Kolon Corp.	14,855	331,074
Kolon Industries, Inc.	62,557	4,402,113
Korea Aerospace Industries Ltd.(a)	74,165	2,286,962
Korea Investment Holdings Co., Ltd.	121,612	4,831,787
Korean Reinsurance Co.	308,391	3,185,102
KT Skylife Co., Ltd.	18,046	460,157
LEENO Industrial, Inc.(a)	17,623	546,909
LF Corp.	74,757	2,042,925
LG International Corp.(a)	59,367	1,686,896
LIG Insurance Co., Ltd.	196,017	5,385,721
LS Corp.	44,846	3,293,198
LS Industrial Systems Co., Ltd.	29,910	1,948,082
Mando Corp.(a)	23,040	2,891,955
Meritz Fire & Marine Insurance Co., Ltd.	505,229	6,166,810
Meritz Securities Co., Ltd.	1,323,038	2,824,434
Mirae Asset Securities Co., Ltd.	67,410	2,988,079
Moorim P&P Co., Ltd.(a)	471,682	1,832,092
Nexen Tire Corp.(a)	24,933	380,722
NongShim Co., Ltd.	2,095	591,147
OCI Materials Co., Ltd.	46,811	1,769,639
Partron Co., Ltd.(a)	95,380	1,018,090
Poongsan Corp.	66,806	1,786,027
S&T Dynamics Co., Ltd.	125,641	1,353,515
S&T Motiv Co., Ltd.(a)	15,299	484,614
S-1 Corp.	84,935	6,833,079
Samsung Fine Chemicals Co., Ltd.(a)	47,274	1,922,638
SFA Engineering Corp.	42,251	1,599,341
Shinsegae Co., Ltd.	7,045	1,521,380
Silicon Works Co., Ltd.(a)	39,215	967,004
SK Chemicals Co., Ltd.	39,995	2,549,592
SKC Co., Ltd.(a)	67,684	2,297,831
Soulbrain Co., Ltd.	9,387	320,075
Sungwoo Hitech Co., Ltd.(a)	170,521	2,351,026
Tongyang Life Insurance	413,948	3,980,741
Woori Investment & Securities Co., Ltd.	523,672	4,518,340
Youngone Corp.	54,397	2,443,510

Total South Korea		192,999,137

Taiwan - 27.9%
Ability Enterprise Co., Ltd.	3,391,650	2,476,320
AcBel Polytech, Inc.	2,393,303	3,582,981
Accton Technology Corp.	4,937,633	3,224,725
Advancetek Enterprise Co., Ltd.	1,470,630	1,716,507
Advantech Co., Ltd.	1,941,610	16,582,174
ALI Corp.	1,424,980	1,555,843
Alpha Networks, Inc.	3,194,788	2,482,386
Altek Corp.(a)	1,989,742	1,855,929
Ambassador Hotel (The)	720,000	687,253
AmTRAN Technology Co., Ltd.	5,512,950	4,154,377
Apex Biotechnology Corp.(a)	684,791	1,444,900
AV Tech Corp.	749,036	2,501,135
BES Engineering Corp.(a)	4,156,026	1,117,720
Capital Securities Corp.	13,625,723	5,225,217
Career Technology MFG. Co., Ltd.	1,335,000	2,034,379
Cheng Loong Corp.	2,860,000	1,240,438
Cheng Uei Precision Industry Co., Ltd.(a)	1,560,820	3,058,074
Chicony Electronics Co., Ltd.(a)	3,197,423	8,631,264
Chimei Materials Technology Corp.	1,576,000	1,939,782
Chin-Poon Industrial Co., Ltd.	1,237,650	2,375,154
China Steel Chemical Corp.(a)	1,308,726	8,481,428
China Synthetic Rubber Corp.	2,761,257	2,765,141
Chroma ATE, Inc.(a)	1,260,132	3,528,268
Chung Hsin Electric & Machinery Manufacturing Corp.	3,103,882	2,219,435
Cleanaway Co., Ltd.	445,161	2,691,123
Clevo Co.	428,000	761,163
Compeq Manufacturing Co., Ltd.	6,703,000	4,411,345
Coxon Precise Industrial Co., Ltd.	303,000	553,068
CSBC Corp. Taiwan(a)	4,634,830	2,786,362
CTCI Corp.	1,964,190	3,401,052
Cyberlink Corp.	755,011	2,503,386
CyberTAN Technology, Inc.(a)	1,594,000	1,665,644
D-Link Corp.	5,445,161	3,610,898
Darfon Electronics Corp.(a)	876,908	641,719
Depo Auto Parts Ind Co., Ltd.	764,646	3,303,615
E-LIFE MALL Corp.	308,440	666,300
Eclat Textile Co., Ltd.(a)	284,045	3,443,777
Elan Microelectronics Corp.	1,495,156	2,889,360
Elite Material Co., Ltd.	1,173,163	1,184,636
Epistar Corp.*(a)	1,192,245	2,954,857
Eternal Materials Co., Ltd.(a)	3,849,066	4,099,414
Evergreen International Storage & Transport Corp.	3,702,361	2,287,781
Everlight Chemical Industrial Corp.(a)	1,430,695	1,638,749
Everlight Electronics Co., Ltd.(a)	1,673,165	4,314,881
Far Eastern Department Stores Ltd.	4,404,903	4,138,172
Far Eastern International Bank	11,803,833	4,348,656
Farglory Land Development Co., Ltd.	6,319,640	8,603,837
Feng Hsin Iron & Steel Co.	2,680,950	3,914,844
Feng TAY Enterprise Co., Ltd.	1,000,000	2,836,761
FLEXium Interconnect, Inc.(a)	189,224	503,828
Flytech Technology Co., Ltd.	28,564	128,193
Forhouse Corp.	1,998,000	813,038
Formosa International Hotels Corp.	132,485	1,610,692
Formosan Rubber Group, Inc.	5,751,122	5,451,027
G Tech Optoelectronics Corp.(a)	654,000	757,867
Genius Electronic Optical Co., Ltd.	49,000	150,325
Getac Technology Corp.	1,960,292	1,096,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2014

Investments	Shares	Value
Giant Manufacturing Co., Ltd.(a)	839,464	$6,536,787
Global Mixed Mode Technology, Inc.	309,685	1,114,982
Global Unichip Corp.(a)	352,528	1,098,034
Goldsun Development & Construction Co., Ltd.	1,554,621	544,102
Grand Pacific Petrochemical	3,285,135	2,057,473
Grape King Bio Ltd.(a)	783,988	3,544,724
Great China Metal Industry	1,170,694	1,423,277
Great Wall Enterprise Co., Ltd.	2,461,420	2,996,604
Hannstar Board Corp.	2,437,000	967,193
Hey Song Corp.	1,104,221	1,242,609
Hiwin Technologies Corp.(a)	434,130	5,357,924
Holiday Entertainment Co., Ltd.	688,196	945,008
Holtek Semiconductor, Inc.	1,908,773	3,797,345
Holy Stone Enterprise Co., Ltd.	636,309	982,445
Huaku Development Co., Ltd.(a)	2,368,296	5,671,283
Huang Hsiang Construction Co.	1,099,448	1,688,314
Hung Poo Real Estate Development Corp.	1,814,122	1,494,655
IEI Integration Corp.(a)	1,714,623	3,129,712
Inventec Corp.	9,605,992	9,201,265
ITEQ Corp.	1,643,657	1,764,325
Jentech Precision Industrial Co., Ltd.(a)	494,283	1,887,208
Johnson Health Tech Co., Ltd.	124,000	392,873
KEE TAI Properties Co., Ltd.	3,881,999	2,704,320
Kenda Rubber Industrial Co., Ltd.	1,397,516	2,995,546
Kerry TJ Logistics Co., Ltd.	308,860	418,944
King Slide Works Co., Ltd.	288,004	4,118,752
King Yuan Electronics Co., Ltd.	7,931,960	7,451,654
Kingdom Construction Co.(a)	2,112,187	2,016,121
Kinik Co.	455,495	1,258,568
Kinsus Interconnect Technology Corp.	1,165,368	5,230,066
LCY Chemical Corp.(a)	4,430,612	3,598,444
Lealea Enterprise Co., Ltd.(a)	4,107,958	1,465,261
Lingsen Precision Industries Ltd.	2,491,412	1,627,119
Lotes Co., Ltd.	363,233	1,660,570
Lumax International Corp., Ltd.(a)	425,773	1,023,863
Makalot Industrial Co., Ltd.(a)	1,108,615	5,996,427
Mercuries & Associates Ltd.	713,362	476,642
Merida Industry Co., Ltd.	1,061,041	7,036,175
Merry Electronics Co., Ltd.(a)	887,759	4,742,366
Micro-Star International Co., Ltd.	3,577,877	5,392,339
Mitac Holdings Corp.*(a)	2,002,596	1,800,847
Namchow Chemical Industrial Co., Ltd.	738,086	1,700,727
Nan Kang Rubber Tire Co., Ltd.*	912,954	1,067,121
Nuvoton Technology Corp.	100,632	102,964
OptoTech Corp.	2,763,518	1,374,447
Oriental Union Chemical Corp.	5,426,767	5,625,241
Phihong Technology Co., Ltd.(a)	4,337,064	3,195,640
Powertech Technology, Inc.(a)	3,141,240	5,681,123
Prince Housing & Development Corp.(a)	6,521,690	2,926,875
Radiant Opto-Electronics Corp.(a)	2,267,252	9,719,615
Radium Life Tech Co., Ltd.(a)	3,988,953	2,778,827
Realtek Semiconductor Corp.(a)	1,298,770	4,114,932
Rechi Precision Co., Ltd.	407,391	434,570
Richtek Technology Corp.	474,910	2,902,776
Ruentex Development Co., Ltd.(a)	2,669,537	4,836,960
Ruentex Industries Ltd.	457,162	1,182,025
Sampo Corp.	1,581,000	640,703
Senao International Co., Ltd.	711,599	1,727,876
Sercomm Corp.(a)	883,488	2,251,773
Shih Wei Navigation Co., Ltd.	1,044,309	706,512
Shin Zu Shing Co., Ltd.	462,580	1,371,101
Shinkong Synthetic Fibers Corp.	6,627,761	2,375,144
Sigurd Microelectronics Corp.	3,824,830	4,739,725
Silitech Technology Corp.(a)	1,149,692	1,305,331
Sincere Navigation Corp.	4,698,546	4,130,780
Sonix Technology Co., Ltd.	441,205	896,950
Standard Foods Corp.(a)	969,133	2,694,020
Syncmold Enterprise Corp.	457,220	1,113,266
Synnex Technology International Corp.(a)	12,270,000	20,670,541
TA Chen Stainless Pipe*	1,993,100	1,181,522
Taiflex Scientific Co., Ltd.(a)	754,974	1,529,772
Tainan Spinning Co., Ltd.(a)	5,617,581	3,659,386
Taiwan Cogeneration Corp.(a)	4,854,970	3,569,114
Taiwan Glass Industry Corp.(a)	3,645,698	3,076,951
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,143,606	2,275,109
Taiwan PCB Techvest Co., Ltd.	427,302	601,068
Taiwan Prosperity Chemical Corp.(a)	3,450,102	3,443,400
Taiwan Secom Co., Ltd.	1,316,931	3,427,073
Taiwan Surface Mounting Technology Co., Ltd.(a)	437,025	667,437
Teco Electric and Machinery Co., Ltd.	6,982,683	8,033,196
Test Research, Inc.	1,082,115	1,844,720
Test-Rite International Co., Ltd.	2,018,888	1,474,036
Ton Yi Industrial Corp.(a)	7,942,538	8,073,415
Tong Hsing Electronic Industries Ltd.(a)	395,918	2,134,865
Tong Yang Industry Co., Ltd.(a)	1,473,685	2,006,340
Topco Scientific Co., Ltd.(a)	712,314	1,419,475
Transcend Information, Inc.	1,088,479	3,736,657
Tripod Technology Corp.	2,217,928	4,278,674
Tsann Kuen Enterprise Co., Ltd.	1,019,546	1,364,152
TSRC Corp.	4,724,773	6,677,789
Tung Ho Steel Enterprise Corp.	6,526,153	5,650,112
TXC Corp.(a)	2,328,549	3,630,315
U-Ming Marine Transport Corp.(a)	4,666,420	7,876,869
Unimicron Technology Corp.	9,015,141	8,725,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2014

Investments	Shares	Value
Unitech Printed Circuit Board Corp.*	2,979,000	$1,232,187
United Integrated Services Co., Ltd.(a)	3,048,461	3,410,094
USI Corp.	4,111,678	2,712,843
Visual Photonics Epitaxy Co., Ltd.	321,000	368,755
Wah Lee Industrial Corp.	1,277,325	2,575,356
Wei Chuan Foods Corp.	1,297,396	1,959,695
Wistron Corp.(a)	14,933,200	13,628,833
Wistron NeWeb Corp.(a)	2,030,343	4,991,198
Wowprime Corp.(a)	175,833	2,535,203
WPG Holdings Ltd.	9,356,759	12,879,724
WT Microelectronics Co., Ltd.(a)	2,480,825	3,792,942
YC Co., Ltd.(a)	1,586,049	1,102,234
YFY, Inc.	2,716,000	1,287,139
Young Optics, Inc.	88,759	208,089
YungShin Global Holding Corp.	455,000	1,024,047
Yungtay Engineering Co., Ltd.(a)	1,215,790	2,891,054
Zinwell Corp.	2,826,186	3,213,511

Total Taiwan		530,333,589

Thailand - 9.1%
Aeon Thana Sinsap Thailand PCL NVDR	135,371	423,360
Amata Corp. PCL	2,337,575	1,217,224
AP Thailand PCL	7,207,660	1,388,010
Bangchak Petroleum PCL (The)	7,032,239	6,391,960
Bangkok Chain Hospital PCL NVDR	1,504,465	382,432
Bangkok Expressway PCL	5,366,105	6,200,245
Bangkok Land PCL NVDR	91,250,014	5,285,781
Bangkok Life Assurance PCL NVDR	1,201,806	3,258,633
Bumrungrad Hospital PCL	1,780,065	6,417,119
Cal-Comp Electronics Thailand PCL NVDR	17,135,558	1,573,377
CH Karnchang PCL NVDR	4,788,825	3,187,140
Delta Electronics Thailand PCL	6,575,051	12,661,861
Dynasty Ceramic PCL	1,550,421	2,782,684
Eastern Water Resources Development and Management PCL NVDR	2,889,648	997,198
Electricity Generating PCL	2,046,291	8,732,439
Hana Microelectronics PCL	2,685,347	2,771,811
Hemaraj Land and Development PCL	4,018,700	468,054
Hemaraj Land and Development PCL NVDR(a)	27,800,523	3,237,898
Jasmine International PCL	10,247,896	2,620,784
Khon Kaen Sugar Industry PCL NVDR	8,556,757	3,796,558
Kiatnakin Bank PCL	3,911,923	5,303,485
Kiatnakin Bank PCL NVDR	1,505,806	2,041,456
LPN Development PCL(a)	3,072,702	1,921,918
LPN Development PCL NVDR(a)	2,727,518	1,706,012
Major Cineplex Group PCL	4,477,169	2,607,256
MBK PCL NVDR	4,119,020	1,852,956
MCOT PCL	3,747,974	3,031,407
Precious Shipping PCL NVDR	719,210	540,709
Pruksa Real Estate PCL	6,321,641	5,697,366
Quality Houses PCL NVDR	47,475,352	5,178,331
Ratchaburi Electricity Generating Holding PCL	3,940,190	6,586,206
Ratchaburi Electricity Generating Holding PCL NVDR	723,300	1,209,029
Robinson Department Store PCL	954,833	1,676,952
Samart Corp. PCL	4,616,300	2,915,857
Samart Telcoms PCL NVDR	4,393,524	2,044,129
Sansiri PCL	68,448,118	4,260,213
SNC Former PCL NVDR	1,285,554	744,675
Somboon Advance Technology PCL NVDR	868,296	481,569
Sri Trang Agro-Industry PCL NVDR	6,178,160	2,703,124
Sriracha Construction PCL NVDR	737,844	784,336
Srithai Superware PCL Class C NVDR	6,641,260	507,482
Supalai PCL	8,297,527	5,599,009
Thai Stanley Electric PCL NVDR	51,370	360,880
Thai Union Frozen Products PCL NVDR	4,103,705	8,218,790
Thai Vegetable Oil PCL	7,926,748	5,495,358
Thanachart Capital PCL	5,507,366	5,981,656
Thitikorn PCL NVDR	664,429	214,959
TICON Industrial Connection PCL NVDR	6,552,115	3,512,765
Tisco Financial Group PCL	1,982,575	2,504,563
Tisco Financial Group PCL NVDR	3,072,557	3,881,523
TPI Polene PCL	740,498	292,047
TPI Polene PCL NVDR	3,602,561	1,420,822
TTW PCL	21,949,824	7,304,209

Total Thailand		172,375,617

Turkey - 5.2%
Akcansa Cimento AS	435,095	2,636,877
Aksa Akrilik Kimya Sanayii	1,343,452	4,859,820
Aksigorta AS	403,186	598,989
Anadolu Cam Sanayii AS	153,646	131,160
Anadolu Hayat Emeklilik AS	701,946	1,579,155
Aselsan Elektronik Sanayi ve Ticaret AS	757,214	3,353,412
Aslan Cimento AS	36,022	516,469
Borusan Mannesmann Boru Sanayi ve Ticaret AS	495,517	1,540,092
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	984,877	3,121,432
Celebi Hava Servisi AS	30,304	327,294
Cimsa Cimento Sanayi ve Tica	1,204,428	7,782,231
Dogus Otomotiv Servis ve Ticaret AS	2,017,506	7,964,215
Konya Cimento Sanayii AS	20,224	2,537,181
Netas Telekomunikasyon AS	1,227,158	3,854,583
Otokar Otomotiv ve Savunma Sanayi AS	90,155	2,474,660
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,547,960	2,715,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2014

Investments	Shares	Value
Sinpas Gayrimenkul Yatirim Ortakligi AS	6,515,794	$2,581,364
Soda Sanayii AS	1,298,776	2,303,164
TAV Havalimanlari Holding AS(a)	786,286	6,248,606
Tekfen Holding AS	1,525,959	3,670,420
Torunlar Gayrimenkul Yatirim Ortakligi AS	2,220,205	3,591,616
Trakya Cam Sanayii AS	2,130,202	2,551,862
Turk Traktor ve Ziraat Makineleri AS	411,908	13,404,543
Turkiye Sinai Kalkinma Bankasi AS	1,267,041	1,033,807
Turkiye Sise ve Cam Fabrikalari AS(a)	2,553,315	3,588,586
Ulker Biskuvi Sanayi AS	1,639,507	13,725,062

Total Turkey		98,692,437

TOTAL COMMON STOCKS (Cost: $1,675,876,287)		1,872,788,201

RIGHTS - 0.0%

Philippines - 0.0%
Security Bank Corp., expiring 7/4/14*†	1,250,624	0

South Korea - 0.0%
BS Financial Group, Inc., expiring 7/4/14*†	1	2

TOTAL RIGHTS (Cost: $0)		2

EXCHANGE-TRADED FUNDS & NOTES - 1.3%

United States - 1.3%
iPath MSCI India Index ETN*	357,032	24,588,794
WisdomTree Emerging Markets Equity Income Fund(b)	442	22,913

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $20,177,130)		24,611,707

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $85,139,831)(d)	85,139,831	85,139,831

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $1,781,193,248)		1,982,539,741
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.1)%		(78,592,323)

NET ASSETS - 100.0%		$1,903,947,418

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $134,049,436 and the total market value of the collateral held by the Fund was $143,054,231. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $57,914,400.

ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.2%
American Science & Engineering, Inc.(a)	827	$57,551
Lockheed Martin Corp.	48,616	7,814,050
Raytheon Co.	32,708	3,017,313

Total Aerospace & Defense		10,888,914

Banks - 7.2%
Arrow Financial Corp.	2,415	62,645
Banc of California, Inc.	2,326	25,353
Bank of Hawaii Corp.(a)	5,686	333,711
BankUnited, Inc.	10,774	360,714
BB&T Corp.	73,183	2,885,606
Bridge Bancorp, Inc.(a)	1,535	36,825
Chemical Financial Corp.(a)	3,504	98,392
City Holding Co.	2,115	95,429
CNB Financial Corp.(a)	1,829	30,727
Community Bank System, Inc.(a)	4,840	175,208
Community Trust Bancorp, Inc.(a)	2,114	72,344
Cullen/Frost Bankers, Inc.(a)	6,906	548,475
CVB Financial Corp.(a)	9,501	152,301
Financial Institutions, Inc.	2,043	47,847
First Busey Corp.(a)	12,138	70,522
First Community Bancshares, Inc.(a)	2,007	28,760
First Financial Bancorp(a)	8,642	148,729
First Financial Corp.(a)	1,751	56,365
First Niagara Financial Group, Inc.	43,520	380,365
FirstMerit Corp.	19,671	388,502
Flushing Financial Corp.(a)	3,175	65,246
FNB Corp.(a)	25,344	324,910
Fulton Financial Corp.	19,546	242,175
Hancock Holding Co.(a)	8,079	285,350
JPMorgan Chase & Co.	409,456	23,592,855
National Penn Bancshares, Inc.(a)	21,601	228,539
NBT Bancorp, Inc.(a)	5,844	140,373
Pacific Continental Corp.	3,831	52,600
PacWest Bancorp(a)	4,404	190,121
Park National Corp.(a)	2,937	226,736
Penns Woods Bancorp, Inc.(a)	649	30,568
Republic Bancorp, Inc. Class A(a)	2,506	59,442
S&T Bancorp, Inc.(a)	3,232	80,315
Sandy Spring Bancorp, Inc.(a)	2,352	58,588
Southside Bancshares, Inc.(a)	2,447	70,865
Stock Yards Bancorp, Inc.(a)	1,515	45,298
Tompkins Financial Corp.(a)	1,990	95,878
TowneBank(a)	2,990	46,973
Trustmark Corp.	9,427	232,753
Umpqua Holdings Corp.	13,125	235,200
United Bankshares, Inc.(a)	8,448	273,124
Univest Corp. of Pennsylvania(a)	2,637	54,586
Valley National Bancorp(a)	53,488	530,066
Washington Trust Bancorp, Inc.(a)	2,038	74,937
Wells Fargo & Co.	577,019	30,328,119
WesBanco, Inc.(a)	3,121	96,876
West Bancorp, Inc.(a)	1,632	24,855
Westamerica Bancorp(a)	3,032	158,513

Total Banks		63,844,681

Beverages - 2.6%
Coca-Cola Co. (The)	506,710	21,464,235
Dr. Pepper Snapple Group, Inc.(a)	26,215	1,535,675

Total Beverages		22,999,910

Biotechnology - 0.1%
PDL BioPharma, Inc.(a)	41,265	399,445

Capital Markets - 0.2%
Arlington Asset Investment Corp. Class A(a)	9,503	259,717
BGC Partners, Inc. Class A	61,151	454,963
Calamos Asset Management, Inc. Class A(a)	3,413	45,700
Federated Investors, Inc. Class B(a)	15,411	476,508
GFI Group, Inc.(a)	26,786	88,930
Greenhill & Co., Inc.(a)	3,870	190,598
Manning & Napier, Inc.	1,809	31,223
Westwood Holdings Group, Inc.(a)	1,440	86,458

Total Capital Markets		1,634,097

Chemicals - 1.8%
Dow Chemical Co. (The)	146,203	7,523,606
E.I. du Pont de Nemours & Co.(a)	109,805	7,185,639
FutureFuel Corp.(a)	5,129	85,090
Innophos Holdings, Inc.	2,705	155,727
Kronos Worldwide, Inc.(a)	17,581	275,494
Olin Corp.(a)	9,136	245,941
Rayonier Advanced Materials*	7,746	300,158
Scotts Miracle-Gro Co. (The) Class A(a)	7,361	418,547

Total Chemicals		16,190,202

Commercial Services & Supplies - 1.0%
Covanta Holding Corp.(a)	20,053	413,292
Ennis, Inc.(a)	5,393	82,297
Iron Mountain, Inc.(a)	28,800	1,020,960
KAR Auction Services, Inc.	20,683	659,167
Knoll, Inc.(a)	6,566	113,789
McGrath RentCorp(a)	2,636	96,873
Pitney Bowes, Inc.	29,437	813,050
Quad/Graphics, Inc.(a)	6,505	145,517
R.R. Donnelley & Sons Co.(a)	43,353	735,267
Republic Services, Inc.	46,512	1,766,061
Waste Management, Inc.	64,228	2,872,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2014

Investments	Shares	Value
West Corp.(a)	10,739	$287,805

Total Commercial Services & Supplies		9,006,996

Communications Equipment - 2.0%
Cisco Systems, Inc.	713,378	17,727,443
Comtech Telecommunications Corp.	2,399	89,555

Total Communications Equipment		17,816,998

Containers & Packaging - 0.2%
Greif, Inc. Class A	3,050	166,408
MeadWestvaco Corp.	19,975	884,094
Sonoco Products Co.	12,766	560,810

Total Containers & Packaging		1,611,312

Diversified Consumer Services - 0.1%
H&R Block, Inc.	32,287	1,082,260
Universal Technical Institute, Inc.	4,236	51,425

Total Diversified Consumer Services		1,133,685

Diversified Telecommunication Services - 8.6%
AT&T, Inc.(a)	1,135,171	40,139,647
CenturyLink, Inc.(a)	164,424	5,952,149
Consolidated Communications Holdings, Inc.(a)	13,448	299,083
Frontier Communications Corp.(a)	348,576	2,035,684
Lumos Networks Corp.(a)	2,372	34,323
Verizon Communications, Inc.	513,399	25,120,613
Windstream Holdings, Inc.	296,863	2,956,755

Total Diversified Telecommunication Services		76,538,254

Electric Utilities - 6.8%
ALLETE, Inc.(a)	6,426	329,975
American Electric Power Co., Inc.	85,785	4,784,229
Cleco Corp.(a)	7,724	455,330
Duke Energy Corp.	129,936	9,639,952
Edison International	39,078	2,270,823
El Paso Electric Co.	4,560	183,358
Empire District Electric Co. (The)	8,007	205,620
Entergy Corp.	38,885	3,192,070
Exelon Corp.(a)	156,191	5,697,848
FirstEnergy Corp.	117,745	4,088,106
Great Plains Energy, Inc.(a)	23,850	640,849
Hawaiian Electric Industries, Inc.(a)	19,588	495,968
IDACORP, Inc.(a)	6,654	384,801
MGE Energy, Inc.(a)	3,681	145,436
NextEra Energy, Inc.	55,750	5,713,260
Northeast Utilities	45,088	2,131,310
Otter Tail Corp.(a)	6,099	184,739
Pepco Holdings, Inc.	59,344	1,630,773
Pinnacle West Capital Corp.(a)	19,065	1,102,720
PNM Resources, Inc.(a)	8,075	236,840
Portland General Electric Co.	11,584	401,617
PPL Corp.	127,369	4,525,420
Southern Co. (The)(a)	179,598	8,150,157
UIL Holdings Corp.(a)	10,545	408,197
Unitil Corp.(a)	2,622	88,702
UNS Energy Corp.(a)	5,066	306,037
Westar Energy, Inc.(a)	22,307	851,904
Xcel Energy, Inc.(a)	80,342	2,589,423

Total Electric Utilities		60,835,464

Electrical Equipment - 0.6%
Emerson Electric Co.	74,251	4,927,296
LSI Industries, Inc.(a)	2,406	19,200

Total Electrical Equipment		4,946,496

Electronic Equipment, Instruments & Components - 0.0%
Daktronics, Inc.	3,723	44,378
Electro Rent Corp.(a)	5,130	85,825
Electro Scientific Industries, Inc.	3,530	24,039

Total Electronic Equipment, Instruments & Components		154,242

Energy Equipment & Services - 0.2%
Diamond Offshore Drilling, Inc.(a)	35,120	1,743,006

Food & Staples Retailing - 0.3%
Sysco Corp.(a)	73,899	2,767,518
Village Super Market, Inc. Class A(a)	1,070	25,284

Total Food & Staples Retailing		2,792,802

Food Products - 1.9%
B&G Foods, Inc.(a)	8,312	271,719
Campbell Soup Co.(a)	36,941	1,692,267
ConAgra Foods, Inc.	54,371	1,613,731
General Mills, Inc.(a)	79,516	4,177,771
Kellogg Co.(a)	45,061	2,960,508
Kraft Foods Group, Inc.	96,001	5,755,260

Total Food Products		16,471,256

Gas Utilities - 0.6%
AGL Resources, Inc.(a)	19,828	1,091,135
Atmos Energy Corp.(a)	12,386	661,412
Chesapeake Utilities Corp.(a)	924	65,909
Laclede Group, Inc. (The)(a)	4,526	219,737
New Jersey Resources Corp.(a)	6,389	365,195
Northwest Natural Gas Co.(a)	5,099	240,418
Piedmont Natural Gas Co., Inc.	11,731	438,857
Questar Corp.	22,825	566,060
South Jersey Industries, Inc.(a)	4,256	257,105
UGI Corp.	13,267	669,983
WGL Holdings, Inc.(a)	9,347	402,856

Total Gas Utilities		4,978,667

Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	64,736	4,680,413
Meridian Bioscience, Inc.(a)	5,152	106,337

Total Health Care Equipment & Supplies		4,786,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2014

Investments	Shares	Value
Health Care Providers & Services - 0.1%
Kindred Healthcare, Inc.	4,987	$115,200
Landauer, Inc.(a)	1,879	78,918
Select Medical Holdings Corp.	19,751	308,115

Total Health Care Providers & Services		502,233

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	1,709	108,693
Quality Systems, Inc.(a)	8,303	133,263

Total Health Care Technology		241,956

Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.(a)	2,694	268,241
Darden Restaurants, Inc.(a)	22,268	1,030,340
DineEquity, Inc.	2,483	197,374
Einstein Noah Restaurant Group, Inc.	2,202	35,364
McDonald’s Corp.	137,881	13,890,132
Six Flags Entertainment Corp.	20,732	882,147
Speedway Motorsports, Inc.(a)	5,923	108,095

Total Hotels, Restaurants & Leisure		16,411,693

Household Durables - 0.1%
Leggett & Platt, Inc.(a)	22,898	784,943
MDC Holdings, Inc.(a)	5,969	180,801

Total Household Durables		965,744

Household Products - 3.6%
Clorox Co. (The)(a)	16,150	1,476,110
Kimberly-Clark Corp.(a)	48,415	5,384,716
Orchids Paper Products Co.(a)	1,317	42,197
Procter & Gamble Co. (The)	325,614	25,590,004

Total Household Products		32,493,027

Industrial Conglomerates - 3.4%
General Electric Co.	1,150,527	30,235,850

Insurance - 0.5%
American National Insurance Co.	3,051	348,424
Arthur J. Gallagher & Co.	16,605	773,793
Baldwin & Lyons, Inc. Class B	2,415	62,645
Cincinnati Financial Corp.(a)	22,092	1,061,300
Donegal Group, Inc. Class A(a)	3,033	46,405
EMC Insurance Group, Inc.(a)	1,507	46,385
Erie Indemnity Co. Class A	6,307	474,665
Horace Mann Educators Corp.	3,802	118,889
Mercury General Corp.	11,374	535,033
Old Republic International Corp.	47,650	788,131
Safety Insurance Group, Inc.	2,880	147,974
Universal Insurance Holdings, Inc.	3,317	43,022

Total Insurance		4,446,666

Internet & Catalog Retail - 0.0%
Nutrisystem, Inc.(a)	5,024	85,961
PetMed Express, Inc.(a)	4,520	60,929

Total Internet & Catalog Retail		146,890

Internet Software & Services - 0.0%
EarthLink Holdings Corp.(a)	14,695	54,665

IT Services - 0.4%
Leidos Holdings, Inc.	10,273	393,867
ManTech International Corp. Class A(a)	3,276	96,707
Paychex, Inc.	48,687	2,023,432
Western Union Co. (The)(a)	67,217	1,165,543

Total IT Services		3,679,549

Leisure Products - 0.3%
Hasbro, Inc.(a)	16,404	870,232
Mattel, Inc.(a)	44,265	1,725,007
Sturm Ruger & Co., Inc.(a)	2,244	132,419

Total Leisure Products		2,727,658

Machinery - 0.9%
Caterpillar, Inc.	70,891	7,703,725
Douglas Dynamics, Inc.(a)	4,515	79,554
Harsco Corp.(a)	10,163	270,641
Hillenbrand, Inc.	7,116	232,124

Total Machinery		8,286,044

Media - 0.3%
Cablevision Systems Corp. Class A(a)	31,848	562,117
Cinemark Holdings, Inc.(a)	14,676	518,943
Gannett Co., Inc.(a)	27,916	874,050
Harte-Hanks, Inc.(a)	11,453	82,347
Meredith Corp.(a)	4,988	241,220
National CineMedia, Inc.	11,401	199,631
Regal Entertainment Group Class A(a)	23,937	505,071
World Wrestling Entertainment, Inc. Class A(a)	4,159	49,617

Total Media		3,032,996

Metals & Mining - 1.1%
Compass Minerals International, Inc.	3,532	338,154
Freeport-McMoRan Copper & Gold, Inc.	150,957	5,509,930
Gold Resource Corp.(a)	15,825	80,075
Newmont Mining Corp.(a)	70,498	1,793,469
Nucor Corp.(a)	37,345	1,839,241

Total Metals & Mining		9,560,869

Multi-Utilities - 4.0%
Alliant Energy Corp.	16,567	1,008,268
Ameren Corp.(a)	44,574	1,822,185
Avista Corp.(a)	10,814	362,485
Black Hills Corp.	5,427	333,163
CenterPoint Energy, Inc.	63,641	1,625,391
CMS Energy Corp.	41,715	1,299,422
Consolidated Edison, Inc.(a)	53,170	3,070,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2014

Investments	Shares	Value
Dominion Resources, Inc.	82,699	$5,914,632
DTE Energy Co.(a)	28,674	2,232,844
Integrys Energy Group, Inc.	16,305	1,159,775
NiSource, Inc.	40,921	1,609,832
NorthWestern Corp.(a)	5,542	289,237
PG&E Corp.(a)	81,528	3,914,975
Public Service Enterprise Group, Inc.(a)	92,645	3,778,990
SCANA Corp.	24,637	1,325,717
Sempra Energy	28,644	2,999,313
TECO Energy, Inc.(a)	45,822	846,791
Vectren Corp.	13,872	589,560
Wisconsin Energy Corp.(a)	34,529	1,620,101

Total Multi-Utilities		35,802,717

Oil, Gas & Consumable Fuels - 8.0%
Arch Coal, Inc.(a)	22,410	81,797
Chevron Corp.	259,457	33,872,111
Comstock Resources, Inc.(a)	5,169	149,074
ConocoPhillips(a)	199,885	17,136,141
CVR Energy, Inc.(a)	26,360	1,270,288
Evolution Petroleum Corp.	3,506	38,391
EXCO Resources, Inc.(a)	41,016	241,584
Kinder Morgan, Inc.	202,519	7,343,339
PBF Energy, Inc. Class A	5,663	150,919
Spectra Energy Corp.(a)	100,153	4,254,500
Targa Resources Corp.	4,834	674,681
Williams Cos., Inc. (The)	112,552	6,551,652

Total Oil, Gas & Consumable Fuels		71,764,477

Paper & Forest Products - 0.3%
International Paper Co.	51,363	2,592,291

Pharmaceuticals - 12.9%
AbbVie, Inc.	192,691	10,875,480
Bristol-Myers Squibb Co.	180,325	8,747,566
Eli Lilly & Co.	179,773	11,176,487
Johnson & Johnson	329,759	34,499,387
Merck & Co., Inc.	421,550	24,386,667
Pfizer, Inc.	847,162	25,143,768

Total Pharmaceuticals		114,829,355

Professional Services - 0.0%
Acacia Research Corp.(a)	6,750	119,812
CDI Corp.(a)	2,123	30,592
Heidrick & Struggles International, Inc.	2,665	49,303

Total Professional Services		199,707

Real Estate Investment Trusts (REITs) - 10.5%
Acadia Realty Trust(a)	7,274	204,327
Agree Realty Corp.	3,344	101,089
Alexander’s, Inc.(a)	859	317,375
Alexandria Real Estate Equities, Inc.	12,049	935,484
American Campus Communities, Inc.	19,184	733,596
American Realty Capital Properties, Inc.	161,342	2,021,615
AmREIT, Inc.(a)	3,500	64,050
Apartment Investment & Management Co. Class A	22,200	716,394
Ashford Hospitality Trust, Inc.	18,505	213,548
Associated Estates Realty Corp.	10,220	184,164
AvalonBay Communities, Inc.	18,973	2,697,771
Aviv REIT, Inc.(a)	8,222	231,614
BioMed Realty Trust, Inc.(a)	38,685	844,494
Brandywine Realty Trust	27,864	434,678
Camden Property Trust	14,946	1,063,408
Campus Crest Communities, Inc.(a)	17,779	153,966
CBL & Associates Properties, Inc.(a)	34,743	660,117
Cedar Realty Trust, Inc.(a)	13,049	81,556
Chambers Street Properties(a)	61,287	492,747
Chatham Lodging Trust(a)	4,015	87,929
Chesapeake Lodging Trust	7,837	236,913
CommonWealth REIT	20,761	546,430
CoreSite Realty Corp.(a)	3,608	119,317
Corporate Office Properties Trust	16,866	469,043
Corrections Corp. of America(a)	27,850	914,873
CyrusOne, Inc.(a)	2,368	58,963
DCT Industrial Trust, Inc.(a)	54,190	444,900
DDR Corp.(a)	52,371	923,301
DiamondRock Hospitality Co.	24,032	308,090
Digital Realty Trust, Inc.(a)	35,351	2,061,670
Douglas Emmett, Inc.	19,941	562,735
Duke Realty Corp.	61,651	1,119,582
DuPont Fabros Technology, Inc.	10,839	292,219
EastGroup Properties, Inc.(a)	5,401	346,906
Education Realty Trust, Inc.	22,870	245,624
EPR Properties	13,795	770,727
Equity One, Inc.	19,536	460,854
Equity Residential	45,023	2,836,449
Essex Property Trust, Inc.(a)	7,857	1,452,838
Excel Trust, Inc.	10,242	136,526
Extra Space Storage, Inc.(a)	18,448	982,356
Federal Realty Investment Trust(a)	8,227	994,809
First Potomac Realty Trust(a)	15,604	204,724
Franklin Street Properties Corp.(a)	25,226	317,343
Geo Group, Inc. (The)	20,317	725,926
Getty Realty Corp.(a)	5,288	100,895
Gladstone Commercial Corp.(a)	4,439	79,325
Glimcher Realty Trust	23,443	253,888
Government Properties Income Trust(a)	18,263	463,698
HCP, Inc.	106,514	4,407,549
Health Care REIT, Inc.	66,470	4,165,675
Healthcare Realty Trust, Inc.	21,422	544,547
Healthcare Trust of America, Inc. Class A	42,789	515,180
Hersha Hospitality Trust(a)	35,736	239,789
Highwoods Properties, Inc.(a)	18,355	769,992
Home Properties, Inc.	11,864	758,821
Hospitality Properties Trust	42,600	1,295,040
Inland Real Estate Corp.(a)	27,996	297,597
Investors Real Estate Trust	25,007	230,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2014

Investments	Shares	Value
Kimco Realty Corp.	73,669	$1,692,914
Kite Realty Group Trust	19,162	117,655
LaSalle Hotel Properties	14,779	521,551
Lexington Realty Trust(a)	57,747	635,794
Liberty Property Trust	32,525	1,233,673
LTC Properties, Inc.	7,562	295,220
Macerich Co. (The)(a)	25,028	1,670,619
Mack-Cali Realty Corp.	20,083	431,383
Medical Properties Trust, Inc.(a)	43,681	578,336
Mid-America Apartment Communities, Inc.	13,890	1,014,664
Monmouth Real Estate Investment Corp. Class A	11,419	114,647
National Health Investors, Inc.(a)	5,768	360,846
National Retail Properties, Inc.	25,618	952,733
Omega Healthcare Investors, Inc.	31,684	1,167,872
One Liberty Properties, Inc.(a)	4,193	89,479
Parkway Properties, Inc.	11,241	232,127
Pennsylvania Real Estate Investment Trust	11,354	213,682
Piedmont Office Realty Trust, Inc. Class A	35,787	677,806
Plum Creek Timber Co., Inc.(a)	28,294	1,276,059
Post Properties, Inc.	5,779	308,945
Potlatch Corp.(a)	4,444	183,982
Prologis, Inc.	61,443	2,524,693
Public Storage	25,925	4,442,249
Ramco-Gershenson Properties Trust(a)	12,860	213,733
Rayonier, Inc.	23,238	826,111
Realty Income Corp.(a)	45,561	2,023,820
Regency Centers Corp.(a)	14,966	833,307
Retail Opportunity Investments Corp.(a)	11,706	184,135
Retail Properties of America, Inc. Class A	47,625	732,473
RLJ Lodging Trust	16,842	486,565
Ryman Hospitality Properties, Inc.(a)	10,187	490,504
Sabra Health Care REIT, Inc.	8,098	232,494
Saul Centers, Inc.	3,103	150,806
Select Income REIT	13,489	399,814
Senior Housing Properties Trust	52,610	1,277,897
Simon Property Group, Inc.	39,330	6,539,792
Sovran Self Storage, Inc.	3,836	296,331
Spirit Realty Capital, Inc.	82,603	938,370
STAG Industrial, Inc.	10,606	254,650
Summit Hotel Properties, Inc.(a)	17,180	182,108
Sun Communities, Inc.(a)	8,534	425,335
Taubman Centers, Inc.	8,117	615,350
Terreno Realty Corp.	2,741	52,984
UDR, Inc.	40,943	1,172,198
Universal Health Realty Income Trust	2,961	128,744
Urstadt Biddle Properties, Inc. Class A(a)	6,056	126,449
Ventas, Inc.	56,316	3,609,856
Vornado Realty Trust	24,943	2,662,166
W.P. Carey, Inc.(a)	15,329	987,188
Washington Real Estate Investment Trust(a)	14,081	365,824
Weingarten Realty Investors(a)	23,862	783,628
Weyerhaeuser Co.(a)	66,975	2,216,203
Whitestone REIT(a)	7,515	112,049
Winthrop Realty Trust(a)	10,591	162,572

Total Real Estate Investment Trusts (REITs)		94,115,735

Road & Rail - 0.1%
Landstar System, Inc.	6,797	435,008

Semiconductors & Semiconductor Equipment - 3.7%
Brooks Automation, Inc.(a)	8,504	91,588
Intel Corp.(a)	729,321	22,536,019
Intersil Corp. Class A(a)	22,273	332,981
KLA-Tencor Corp.	19,670	1,428,829
Maxim Integrated Products, Inc.	42,468	1,435,843
Microchip Technology, Inc.(a)	27,358	1,335,344
Texas Instruments, Inc.	124,712	5,959,987

Total Semiconductors & Semiconductor Equipment		33,120,591

Software - 5.1%
American Software, Inc. Class A(a)	3,610	35,667
CA, Inc.	57,464	1,651,515
Compuware Corp.	35,872	358,361
Microsoft Corp.	1,049,551	43,766,277

Total Software		45,811,820

Specialty Retail - 0.1%
American Eagle Outfitters, Inc.(a)	24,848	278,795
Staples, Inc.(a)	83,636	906,614

Total Specialty Retail		1,185,409

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.(a)	9,252	371,653
Lexmark International, Inc. Class A(a)	9,452	455,208

Total Technology Hardware, Storage & Peripherals		826,861

Thrifts & Mortgage Finance - 0.4%
Berkshire Hills Bancorp, Inc.(a)	2,487	57,748
Brookline Bancorp, Inc.(a)	12,001	112,449
Dime Community Bancshares, Inc.(a)	5,097	80,482
New York Community Bancorp, Inc.(a)	110,669	1,768,491
Northwest Bancshares, Inc.	13,744	186,506
OceanFirst Financial Corp.(a)	2,699	44,695
Oritani Financial Corp.	8,471	130,369
People’s United Financial, Inc.(a)	58,104	881,438
Provident Financial Services, Inc.	7,894	136,724
TrustCo Bank Corp.(a)	14,458	96,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

June 30, 2014

Investments	Shares	Value
United Financial Bancorp, Inc.	4,949	$67,059

Total Thrifts & Mortgage Finance		3,562,540

Tobacco - 6.0%
Altria Group, Inc.(a)	413,555	17,344,497
Lorillard, Inc.	66,792	4,072,308
Philip Morris International, Inc.	289,061	24,370,733
Reynolds American, Inc.	114,391	6,903,497
Universal Corp.(a)	3,673	203,301
Vector Group Ltd.(a)	35,864	741,667

Total Tobacco		53,636,003

Trading Companies & Distributors - 0.0%
Houston Wire & Cable Co.(a)	2,280	28,295
TAL International Group, Inc.*(a)	7,184	318,682

Total Trading Companies & Distributors		346,977

Water Utilities - 0.1%
American States Water Co.	4,012	133,319
California Water Service Group	5,669	137,190
Connecticut Water Service, Inc.(a)	1,168	39,560
Middlesex Water Co.(a)	2,999	63,519

Total Water Utilities		373,588

Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.(a)	7,542	93,973
USA Mobility, Inc.	4,241	65,312

Total Wireless Telecommunication Services		159,285

TOTAL COMMON STOCKS (Cost: $743,501,528)		890,321,381

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Total Dividend Fund(b) (Cost: $749,057)	11,401	815,628

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.0%

United States - 13.0%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $116,692,448)(d)	116,692,448	116,692,448

TOTAL INVESTMENTS IN SECURITIES - 112.8% (Cost: $860,943,033)		1,007,829,457
Liabilities in Excess of Cash and Other Assets - (12.8)%		(114,645,040)

NET ASSETS - 100.0%		$893,184,417

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $124,079,360 and the total market value of the collateral held by the Fund was $127,040,619. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,348,171.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Dividend Growth Fund (EUDG)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

Austria - 0.3%
ams AG	40	$6,648
Vienna Insurance Group AG Wiener Versicherung Gruppe	484	25,904

Total Austria		32,552

Belgium - 3.6%
Anheuser-Busch InBev N.V.	3,679	422,613
Melexis N.V.	210	9,306
Umicore S.A.	481	22,345

Total Belgium		454,264

Denmark - 2.5%
AP Moeller - Maersk A/S Class B	21	52,180
DSV A/S	326	10,627
Novo Nordisk A/S Class B	4,625	212,852
Novozymes A/S Class B	318	15,949
Pandora A/S	297	22,772

Total Denmark		314,380

Finland - 0.7%
Kone Oyj Class B	1,703	71,069
Metso Oyj	142	5,380
YIT Oyj	927	10,674

Total Finland		87,123

France - 7.6%
Air Liquide S.A.	823	111,104
Airbus Group N.V.	1,094	73,305
BioMerieux	77	8,297
Carrefour S.A.	1,651	60,897
Dassault Systemes S.A.	144	18,525
Essilor International S.A.	276	29,267
Eutelsat Communications S.A.	1,030	35,784
L’Oreal S.A.	1,119	192,812
LVMH Moet Hennessy Louis Vuitton S.A.	1,037	199,909
Metropole Television S.A.	875	17,772
Plastic Omnium S.A.	184	5,777
Publicis Groupe S.A.	391	33,159
Safran S.A.	950	62,193
Societe BIC S.A.	164	22,436
Technip S.A.	272	29,752
Teleperformance	145	8,885
Valeo S.A.	180	24,174
Vallourec S.A.	3	134
Vicat	148	12,928
Zodiac Aerospace	470	15,907

Total France		963,017

Germany - 16.2%
adidas AG	386	39,093
BASF SE	2,860	332,958
Bayer AG Registered Shares	1,531	216,220
Bayerische Motoren Werke AG	1,568	198,839
Bilfinger SE	172	19,607
Brenntag AG	103	18,403
Carl Zeiss Meditec AG Bearer Shares	195	5,980
Continental AG	380	88,005
Deutsche Lufthansa AG Registered Shares	1,158	24,860
Deutsche Post AG Registered Shares	2,295	82,985
Duerr AG	80	7,098
Evonik Industries AG	1,600	63,638
Fielmann AG	140	20,194
Freenet AG	746	23,727
Fresenius Medical Care AG & Co. KGaA	472	31,724
Fresenius SE & Co. KGaA	173	25,794
Hamburger Hafen und Logistik AG	330	8,763
Henkel AG & Co. KGaA	374	37,637
Hugo Boss AG	250	37,361
Infineon Technologies AG	1,760	21,998
Leoni AG	160	12,732
MTU Aero Engines AG	134	12,327
Pfeiffer Vacuum Technology AG	48	5,292
ProSiebenSat.1 Media AG Registered Shares	862	38,398
Rhoen Klinikum AG	329	10,865
SAP AG	2,034	157,066
Siemens AG Registered Shares	2,690	355,227
Symrise AG	260	14,166
United Internet AG Registered Shares	300	13,216
Volkswagen AG	553	142,948

Total Germany		2,067,121

Ireland - 0.3%
Dragon Oil PLC	1,410	14,782
Greencore Group PLC	1,550	7,039
Kerry Group PLC Class A	145	10,889
Paddy Power PLC	185	12,158

Total Ireland		44,868

Italy - 5.5%
Atlantia SpA	3,400	96,920
DiaSorin SpA	150	6,284
Eni SpA	19,019	520,277
Luxottica Group SpA	741	42,885
MARR SpA	412	7,694
Pirelli & C. SpA	1,184	18,999
Recordati SpA	576	9,684

Total Italy		702,743

Netherlands - 3.8%
ASML Holding N.V.	381	35,477
Brunel International N.V.	187	5,457
Fugro N.V. CVA	304	17,404
Gemalto N.V.	53	5,493
Heineken N.V.	928	66,616
Koninklijke Ahold N.V.	683	12,821
Koninklijke DSM N.V.	598	43,550
Koninklijke Vopak N.V.	337	16,472
Reed Elsevier N.V.	2,182	50,041
Unilever N.V. CVA	5,361	234,550

Total Netherlands		487,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Dividend Growth Fund (EUDG)

June 30, 2014

Investments	Shares	Value
Norway - 4.9%
Aker Solutions ASA	1,190	$20,673
Salmar ASA	900	15,694
Statoil ASA	12,146	372,913
Telenor ASA	5,443	123,916
TGS Nopec Geophysical Co. ASA(a)	282	9,012
Wilh. Wilhelmsen ASA	940	8,042
Yara International ASA	1,440	72,114

Total Norway		622,364

Portugal - 0.3%
Jeronimo Martins, SGPS, S.A.	1,525	25,087
Mota-Engil, SGPS, S.A.	1,130	8,849

Total Portugal		33,936

Spain - 2.7%
Amadeus IT Holding S.A. Class A	258	10,640
Distribuidora Internacional de Alimentacion S.A.	1,582	14,564
Inditex S.A.	1,274	196,059
Indra Sistemas S.A.	848	15,152
Obrascon Huarte Lain S.A.	249	10,925
Prosegur Cia de Seguridad S.A.	1,437	10,309
Red Electrica Corp. S.A.	600	54,875
Tecnicas Reunidas S.A.	167	10,329
Viscofan S.A.	156	9,300
Zardoya Otis S.A.	957	17,034

Total Spain		349,187

Sweden - 4.2%
Alfa Laval AB	931	23,980
Atlas Copco AB Class A	671	19,381
Atlas Copco AB Class B	2,738	73,105
Axfood AB	283	15,362
Axis Communications AB(a)	250	7,292
Betsson AB*	222	7,671
Boliden AB	1,020	14,792
Elekta AB Class B	868	11,036
Hennes & Mauritz AB Class B	5,748	251,059
Hexagon AB Class B	470	15,143
ICA Gruppen AB	727	24,761
Indutrade AB	158	7,374
Intrum Justitia AB	265	7,904
JM AB	370	13,726
Meda AB Class A	540	9,378
Skanska AB Class B	1,232	28,103

Total Sweden		530,067

Switzerland - 22.4%
ABB Ltd. Registered Shares*	7,528	173,344
Actelion Ltd. Registered Shares*	200	25,304
Adecco S.A. Registered Shares*	570	46,922
Aryzta AG*	94	8,904
Cie Financiere Richemont S.A. Registered Shares	605	63,481
EMS-Chemie Holding AG Registered Shares	77	30,737
Galenica AG Registered Shares	17	16,601
Geberit AG Registered Shares	100	35,104
Givaudan S.A. Registered Shares*	31	51,702
Nestle S.A. Registered Shares	8,452	654,773
Nobel Biocare Holding AG Registered Shares*	273	4,064
Novartis AG Registered Shares	7,636	691,442
Partners Group Holding AG	86	23,507
Roche Holding AG Bearer Shares	477	139,448
Roche Holding AG Genusschein	1,877	559,840
Schindler Holding AG Participating Shares	224	34,050
SGS S.A. Registered Shares	26	62,303
Sonova Holding AG Registered Shares	120	18,309
Straumann Holding AG Registered Shares	50	11,581
Swatch Group AG (The) Bearer Shares	48	28,985
Swisscom AG Registered Shares	212	123,236
Syngenta AG Registered Shares	138	51,400

Total Switzerland		2,855,037

United Kingdom - 24.9%
Aberdeen Asset Management PLC	3,066	23,795
Admiral Group PLC	620	16,421
Aggreko PLC	383	10,805
AMEC PLC	840	17,451
ARM Holdings PLC	530	7,984
Babcock International Group PLC	587	11,663
Bellway PLC	271	7,256
Berkeley Group Holdings PLC	586	24,228
BG Group PLC	3,088	65,208
BHP Billiton PLC	3,732	120,572
BP PLC	52,113	458,803
British American Tobacco PLC	4,784	284,498
British Sky Broadcasting Group PLC	3,772	58,304
Capita PLC	1,193	23,356
Daily Mail & General Trust PLC Class A Non-Voting Shares	606	8,621
Diageo PLC	4,053	129,314
esure Group PLC	1,332	6,070
Fresnillo PLC	630	9,393
GKN PLC	2,190	13,597
GlaxoSmithKline PLC	14,907	398,644
Halma PLC	708	7,136
Hammerson PLC	1,847	18,317
Hargreaves Lansdown PLC	640	13,547
Hays PLC	2,977	7,437
IMI PLC	539	13,704
Inchcape PLC	1,042	11,305
ITV PLC	5,087	15,500
Jardine Lloyd Thompson Group PLC	670	11,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Dividend Growth Fund (EUDG)

June 30, 2014

Investments	Shares	Value
John Wood Group PLC	549	$7,571
Jupiter Fund Management PLC	1,121	7,657
London Stock Exchange Group PLC	390	13,383
Marks & Spencer Group PLC	4,256	30,942
Melrose Industries PLC	2,774	12,342
Michael Page International PLC	893	6,581
Micro Focus International PLC	455	6,753
Morgan Advanced Materials PLC	1,179	6,538
Next PLC	88	9,743
Persimmon PLC*	1,017	22,136
Prudential PLC	2,787	63,903
Reckitt Benckiser Group PLC	1,225	106,823
Reed Elsevier PLC	2,180	35,038
Rolls-Royce Holdings PLC*	2,442	44,636
Rotork PLC	194	8,857
Royal Dutch Shell PLC Class A	10,825	447,643
Royal Dutch Shell PLC Class B	4,954	215,365
SABMiller PLC	653	37,828
Sage Group PLC (The)	2,347	15,414
Serco Group PLC	1,381	8,631
Smith & Nephew PLC	1,550	27,536
Smiths Group PLC	1,065	23,618
Spectris PLC	180	6,833
Spirax-Sarco Engineering PLC	201	9,393
Tate & Lyle PLC	1,502	17,579
Travis Perkins PLC	410	11,483
Unilever PLC	2,735	123,972
Vesuvius PLC	939	7,363
Weir Group PLC (The)	259	11,598
WH Smith PLC	336	6,147
Whitbread PLC	210	15,831
William Hill PLC	2,305	12,927

Total United Kingdom		3,176,907

TOTAL COMMON STOCKS (Cost: $12,581,033)		12,721,447

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $16,192)(c)	16,192	16,192

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $12,597,225)		12,737,639
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(6,459)

NET ASSETS - 100.0%		$12,731,180

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $15,406 and the total market value of the collateral held by the Fund was $16,192.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.3%

Austria - 0.7%
Andritz AG	31,404	$1,814,680
CAT Oil AG	20,200	519,810
Lenzing AG(a)	21,031	1,356,514
RHI AG	16,037	539,924
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	169,450	9,068,978

Total Austria		13,299,906

Belgium - 7.9%
Anheuser-Busch InBev N.V.	970,963	111,536,181
Delhaize Group S.A.(a)	99,370	6,722,352
Melexis N.V.	20,820	922,587
N.V. Bekaert S.A.(a)	56,718	2,118,829
Solvay S.A.	75,788	13,043,281
UCB S.A.(a)	140,009	11,852,401

Total Belgium		146,195,631

Finland - 3.0%
Amer Sports Oyj	119,629	2,448,662
Cargotec Oyj Class B(a)	30,957	1,179,992
Huhtamaki Oyj	93,639	2,448,732
Kemira Oyj	243,712	3,900,700
Kone Oyj Class B(a)	558,005	23,286,498
Konecranes Oyj(a)	97,312	3,141,676
Metso Oyj(a)	230,363	8,727,162
Outotec Oyj(a)	158,376	1,665,335
Wartsila Oyj Abp	166,143	8,239,135

Total Finland		55,037,892

France - 26.2%
Airbus Group N.V.	376,155	25,204,723
Arkema S.A.	41,601	4,048,576
Bourbon S.A.	51,993	1,633,012
Bureau Veritas S.A.	267,536	7,424,840
Casino Guichard Perrachon S.A.	107,347	14,231,510
Christian Dior S.A.	96,034	19,104,768
Cie Generale des Etablissements Michelin	151,925	18,150,792
Danone S.A.	448,959	33,340,913
Dassault Systemes S.A.	30,267	3,893,709
Edenred(a)	205,040	6,216,779
Essilor International S.A.	71,820	7,615,842
Ingenico(a)	17,195	1,496,128
Kering	77,645	17,025,174
L’Oreal S.A.	307,716	53,021,795
Lafarge S.A.(a)	107,450	9,327,104
Legrand S.A.(a)	153,711	9,404,113
LVMH Moet Hennessy Louis Vuitton S.A.	285,493	55,036,302
Neopost S.A.(a)	61,945	4,639,217
Pernod Ricard S.A.(a)	128,682	15,451,424
Publicis Groupe S.A.	87,688	7,436,396
Rallye S.A.	61,914	3,376,796
Remy Cointreau S.A.(a)	29,240	2,689,881
Rubis SCA	14,912	951,115
Safran S.A.	244,064	15,977,875
Sanofi	788,542	83,757,891
Schneider Electric SE	404,055	38,033,327
SEB S.A.	32,736	2,897,646
Societe BIC S.A.	34,845	4,766,988
Sodexo	85,090	9,151,154
Technip S.A.	67,267	7,357,760
Teleperformance	20,359	1,247,525
Vallourec S.A.(a)	971	43,479
Zodiac Aerospace	89,120	3,016,302

Total France		486,970,856

Germany - 25.3%
Aareal Bank AG	22,462	1,035,175
adidas AG	12,463	1,262,203
Bayer AG Registered Shares	409,127	57,780,128
Bayerische Motoren Werke AG	424,082	53,778,136
Brenntag AG	24,418	4,362,865
Daimler AG Registered Shares	851,870	79,777,524
Duerr AG	18,705	1,659,525
E.ON SE	2,414,137	49,844,171
Fresenius Medical Care AG & Co. KGaA	134,051	9,009,781
Fresenius SE & Co. KGaA	51,324	7,652,432
GEA Group AG	80,963	3,833,211
Hannover Rueck SE	131,933	11,887,662
HeidelbergCement AG	41,714	3,559,837
Henkel AG & Co. KGaA	94,595	9,519,336
Hochtief AG(a)	38,836	3,361,022
Infineon Technologies AG(a)	396,688	4,958,193
K+S AG Registered Shares(a)	73,112	2,403,933
Krones AG(a)	9,218	913,622
LANXESS AG	25,399	1,714,236
Linde AG	88,464	18,810,016
Merck KGaA	160,276	13,910,424
MTU Aero Engines AG(a)	29,625	2,725,299
NORMA Group SE	11,366	628,773
SAP AG	538,336	41,570,347
Siemens AG Registered Shares	599,080	79,111,238
Software AG(a)	39,471	1,424,810
Symrise AG	46,305	2,522,944
Wacker Chemie AG(a)	8,651	998,848

Total Germany		470,015,691

Ireland - 0.1%
Glanbia PLC	85,313	1,287,206

Italy - 2.1%
Buzzi Unicem SpA	93,457	1,572,588
Danieli & C. Officine Meccaniche SpA	66,211	2,098,613
Davide Campari-Milano SpA(a)	526,008	4,551,563
Interpump Group SpA	160,190	2,204,208
Luxottica Group SpA(a)	291,736	16,883,924
Parmalat SpA	1,267,306	4,334,361
Pirelli & C. SpA	478,741	7,682,089

Total Italy		39,327,346

Netherlands - 13.9%
Akzo Nobel N.V.(a)	208,149	15,603,053
Arcadis N.V.	50,424	1,737,687
ASM International N.V.	31,219	1,295,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2014

Investments	Shares	Value
ASML Holding N.V.	136,234	$12,685,553
Brunel International N.V.	23,307	680,179
Corbion N.V.	40,969	863,828
Fugro N.V. CVA(a)	94,083	5,386,348
Gemalto N.V.(a)	11,634	1,205,802
Heineken N.V.	311,529	22,362,969
Koninklijke Ahold N.V.	1,112,481	20,882,437
Koninklijke Boskalis Westminster N.V.(a)	143,999	8,257,891
Koninklijke DSM N.V.	190,193	13,850,825
Koninklijke Philips N.V.	1,072,219	34,021,572
Koninklijke Vopak N.V.	101,226	4,947,792
Nutreco N.V.	72,843	3,218,883
Reed Elsevier N.V.	788,789	18,089,509
Unilever N.V. CVA	1,889,229	82,656,032
Wolters Kluwer N.V.	373,744	11,063,207

Total Netherlands		258,808,695

Portugal - 0.4%
Jeronimo Martins, SGPS, S.A.(a)	508,100	8,358,418

Spain - 20.1%
Abengoa S.A. Class B(a)	799,583	4,216,974
Acerinox S.A.	261,868	4,639,464
ACS Actividades de Construccion y Servicios S.A.	595,803	27,245,845
Banco Bilbao Vizcaya Argentaria S.A.	8,606,612	109,694,886
Banco Santander S.A.	8,674,219	90,616,242
Duro Felguera S.A.	454,120	3,027,964
Mapfre S.A.(a)	4,370,488	17,419,002
Obrascon Huarte Lain S.A.(a)	124,930	5,481,232
Prosegur Cia de Seguridad S.A.	568,101	4,075,754
Tecnicas Reunidas S.A.	74,908	4,633,162
Telefonica S.A.	5,990,559	102,688,736

Total Spain		373,739,261

Switzerland - 0.6%
STMicroelectronics N.V.(a)	1,220,107	10,941,840

TOTAL COMMON STOCKS (Cost: $1,748,281,917)		1,863,982,742

RIGHTS - 0.0%

Spain - 0.0%
Acerinox S.A., expiring 7/14/14* (Cost: $155,156)	253,663	153,855

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $89,305,117)(c)	89,305,117	89,305,117

TOTAL INVESTMENTS IN SECURITIES - 105.1% (Cost: $1,837,742,190)		1,953,441,714
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.1)%		(94,384,079)

NET ASSETS - 100.0%		$1,859,057,635

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $90,041,501 and the total market value of the collateral held by the Fund was $94,622,305. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,317,188.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 1.8%
ams AG	39,548	$6,573,495
Austria Technologie & Systemtechnik AG	152,101	2,041,050
CAT Oil AG	198,115	5,098,129
Lenzing AG	100,164	6,460,645
POLYTEC Holding AG	138,229	1,517,835
RHI AG	203,483	6,850,745
Wienerberger AG(a)	194,724	3,265,928

Total Austria		31,807,827

Belgium - 3.6%
Arseus N.V.	167,329	9,579,756
Barco N.V.(a)	78,501	6,249,943
Cie Maritime Belge S.A.	84,716	2,231,047
Cofinimmo	211,263	26,324,716
Econocom Group(a)	206,930	1,961,979
EVS Broadcast Equipment S.A.(a)	168,012	8,345,622
Melexis N.V.	127,372	5,644,178
Recticel S.A.	171,343	1,801,684

Total Belgium		62,138,925

Denmark - 2.3%
ALK-Abello A/S	15,771	2,438,695
D/S Norden A/S(a)	89,829	3,013,986
DFDS A/S	75,004	6,680,552
IC Companys A/S	53,014	1,806,012
NKT Holding A/S	77,218	5,303,668
Schouw & Co.	131,554	6,462,700
SimCorp A/S	237,695	8,184,789
Spar Nord Bank A/S	572,808	6,311,702

Total Denmark		40,202,104

Finland - 7.6%
Aktia Bank Oyj	102,959	1,306,758
Caverion Corp.	666,784	7,047,800
Citycon Oyj(a)	2,059,531	7,557,084
Cramo Oyj	289,844	7,051,847
F-Secure Oyj	478,826	1,684,853
HKScan Oyj Class A	166,362	901,987
Konecranes Oyj	522,136	16,856,933
Lassila & Tikanoja Oyj	130,477	2,688,572
Metsa Board Oyj(a)	1,599,146	7,750,728
Outotec Oyj(a)	883,018	9,285,000
PKC Group Oyj	101,003	2,892,991
Raisio PLC Class V	540,012	3,253,173
Ramirent Oyj	426,189	4,767,332
Sanoma Oyj(a)	733,511	5,252,420
Stockmann Oyj Abp Class B	329,492	5,052,590
Technopolis Oyj	946,351	5,726,980
Tieto Oyj	592,854	17,540,972
Tikkurila Oyj	368,105	10,079,822
Uponor Oyj	122,601	2,257,706
YIT Oyj	1,141,978	13,149,367

Total Finland		132,104,915

France - 2.5%
Akka Technologies S.A.	5,498	195,793
Alten S.A.	224,969	10,689,708
Altran Technologies S.A.	605,009	6,461,945
Assystem	86,395	2,648,462
Derichebourg S.A.	821,240	2,617,605
Haulotte Group S.A.*	66,690	1,164,185
IPSOS(a)	220,841	8,286,300
Jacquet Metal Service	127,249	2,686,519
Lectra	173,374	1,837,283
Mersen	55,218	1,729,768
Saft Groupe S.A.	150,535	5,775,063

Total France		44,092,631

Germany - 8.7%
Aurelius AG	292,995	10,702,794
BayWa AG	120,445	6,692,763
Bechtle AG	93,178	7,982,348
Borussia Dortmund GmbH & Co. KGaA	419,053	2,709,231
CANCOM SE	40,356	2,068,412
Cewe Stiftung & Co. KGAA	38,688	2,757,602
CompuGroup Medical AG	170,287	4,851,820
Delticom AG(a)	50,360	2,275,363
Deutsche Beteiligungs AG	103,585	3,065,514
Deutz AG	272,206	2,168,688
Drillisch AG(a)	812,921	32,388,621
Elmos Semiconductor AG	79,921	1,604,701
Gerresheimer AG	112,856	7,784,558
Grammer AG	58,628	3,290,691
Hamburger Hafen und Logistik AG(a)	332,577	8,831,473
Indus Holding AG	140,505	6,971,578
Jenoptik AG	222,804	3,631,646
KUKA AG(a)	46,845	2,836,176
LPKF Laser & Electronics AG	66,368	1,370,286
NORMA Group SE	102,336	5,661,281
Pfeiffer Vacuum Technology AG(a)	50,838	5,605,280
PNE Wind AG Registered Shares(a)	513,556	2,077,765
QSC AG(a)	681,140	2,931,108
Sixt SE	189,298	7,711,824
Stroeer Media AG	93,106	2,058,739
Vossloh AG	21,640	1,839,628
VTG AG	133,835	2,977,654
Wacker Neuson SE	248,042	5,831,048

Total Germany		150,678,592

Ireland - 3.0%
C&C Group PLC	1,786,549	11,117,316
FBD Holdings PLC	236,943	4,914,820
Fyffes PLC*	886,615	1,374,145
Grafton Group PLC	525,960	5,216,010
Greencore Group PLC	1,959,077	8,896,871
IFG Group PLC	770,350	1,771,938
Irish Continental Group PLC	1,076,685	3,994,929
Origin Enterprises PLC	353,364	3,983,195
Total Produce PLC	2,243,573	3,409,686
UDG Healthcare PLC	1,287,228	7,538,307

Total Ireland		52,217,217

Italy - 9.8%
Amplifon SpA(a)	664,718	4,179,174
Ansaldo STS SpA	654,393	6,988,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2014

Investments	Shares	Value
Ascopiave SpA	877,955	$2,404,105
Astaldi SpA	521,493	5,922,649
ASTM SpA	369,635	5,850,353
Banca IFIS SpA	569,923	10,596,613
Banca Popolare di Sondrio SCARL(a)	925,912	4,548,553
Biesse SpA	147,956	1,783,664
Brunello Cucinelli SpA(a)	41,051	933,003
Cairo Communication SpA	825,448	7,097,420
Cementir Holding SpA(a)	396,022	2,965,909
Danieli & C. Officine Meccaniche SpA	84,025	2,663,242
Danieli & C. Officine Meccaniche SpA RSP	185,938	4,167,427
Datalogic SpA	301,080	3,796,581
ERG SpA	1,615,052	24,920,776
Esprinet SpA	186,747	1,940,647
Falck Renewables SpA	2,649,593	4,715,998
Geox SpA(a)	50,567	186,793
Immobiliare Grande Distribuzione	4,088,469	7,226,668
Industria Macchine Automatiche SpA	251,239	11,881,206
Interpump Group SpA	389,707	5,362,353
Iren SpA	13,552,207	20,930,049
Italmobiliare SpA RSP	74,372	2,026,346
MARR SpA	529,320	9,885,162
Reply SpA	32,816	2,529,561
Societa Cattolica di Assicurazioni SCRL	48,802	1,089,790
Trevi Finanziaria Industriale SpA	221,751	2,005,347
UnipolSai SpA Class B RSP	3,442,882	10,936,069

Total Italy		169,533,964

Netherlands - 2.9%
BE Semiconductor Industries N.V.	321,591	5,699,767
BinckBank N.V.	886,908	11,222,656
Brunel International N.V.	196,454	5,733,203
Corbion N.V.(a)	484,381	10,213,132
Koninklijke BAM Groep N.V.(a)	608,981	2,983,288
Koninklijke Ten Cate N.V.	115,382	3,089,207
Koninklijke Wessanen N.V.	229,129	1,372,804
TKH Group N.V. CVA	220,034	7,502,871
USG People N.V.	190,228	2,893,608

Total Netherlands		50,710,536

Norway - 3.3%
Austevoll Seafood ASA(a)	1,236,247	8,119,022
Borregaard ASA	814,052	5,890,180
Cermaq ASA	506,958	6,981,072
Ekornes ASA(a)	351,095	4,677,414
Kvaerner ASA	3,243,312	6,659,670
Norway Royal Salmon ASA	271,301	2,175,254
Opera Software ASA	131,503	1,753,002
Protector Forsikring ASA	698,717	4,008,089
SpareBank 1 Nord Norge	877,530	5,076,726
SpareBank 1 SMN	791,806	7,000,224
Spectrum ASA	182,890	1,251,793
Tomra Systems ASA	437,212	3,555,380

Total Norway		57,147,826

Portugal - 2.0%
Altri, SGPS, S.A.	706,491	2,023,576
CTT-Correios de Portugal S.A.	1,412,852	14,043,793
Mota-Engil, SGPS, S.A.	754,022	5,905,153
REN - Redes Energeticas Nacionais, SGPS, S.A.	3,211,329	11,827,371
Teixeira Duarte S.A.(a)	963,467	1,333,641

Total Portugal		35,133,534

Spain - 2.3%
Abengoa S.A.(a)	745,918	4,815,306
Caja de Ahorros del Mediterraneo*†	7,768	0
Cie Automotive S.A.	549,265	7,896,277
Duro Felguera S.A.(a)	1,664,021	11,095,296
Faes Farma S.A.(a)	1,518,272	4,801,896
Laboratorios Farmaceuticos Rovi S.A.(a)	174,801	2,271,231
Melia Hotels International S.A.(a)	189,319	2,323,783
Miquel y Costas & Miquel S.A.	79,622	3,508,086
Papeles y Cartones de Europa S.A.	677,195	3,759,722
Pescanova S.A.*†	3,781	0

Total Spain		40,471,597

Sweden - 13.3%
AddTech AB Class B	217,896	4,057,836
AF AB Class B(a)	442,495	7,926,103
Atrium Ljungberg AB Class B	447,745	7,300,172
Avanza Bank Holding AB	239,553	10,033,108
Axis Communications AB(a)	491,213	14,327,826
B&B Tools AB Class B	176,586	4,041,323
Betsson AB*	431,312	14,903,195
Bilia AB Class A(a)	288,351	8,734,184
BioGaia AB Class B	191,976	5,542,173
Byggmax Group AB	738,748	6,188,141
Clas Ohlson AB Class B	581,804	11,857,389
Duni AB	551,171	8,656,683
Gunnebo AB	442,259	2,560,139
Haldex AB	222,098	2,740,782
Holmen AB Class B	627,779	22,433,590
Industrial & Financial Systems Class B	145,282	4,824,370
Indutrade AB	202,256	9,439,128
Kungsleden AB	982,952	7,388,295
Loomis AB Class B	430,938	13,246,540
Mekonomen AB(a)	303,330	7,781,357
New Wave Group AB Class B	536,383	3,329,653
Nobia AB(a)	859,255	7,165,439
Nolato AB Class B	252,277	5,735,841
Peab AB(a)	2,305,761	18,020,898
Proffice AB Class B	377,447	1,501,805
Semcon AB	188,887	2,055,469
Skandinaviska Enskilda Banken AB Class C(a)	400,692	5,184,449
SkiStar AB	338,135	4,273,884
Svenska Handelsbanken AB Class B	153,302	7,154,483
Transmode AB	172,017	1,936,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2014

Investments	Shares	Value
Wihlborgs Fastigheter AB	14,596	$279,460

Total Sweden		230,619,931

Switzerland - 5.2%
AFG Arbonia-Forster Holding AG Registered Shares*	45,283	1,537,008
Ascom Holding AG Registered Shares	188,340	3,196,343
Bellevue Group AG(a)	228,396	3,451,180
Cembra Money Bank AG	306,946	19,383,148
EFG International AG*	452,942	5,286,366
Gategroup Holding AG*	72,015	1,957,106
Implenia AG Registered Shares*	71,597	4,819,960
Kudelski S.A. Bearer Shares	259,201	4,545,079
Leonteq AG*	18,465	4,430,934
Logitech International S.A. Registered Shares	922,220	12,011,323
Nobel Biocare Holding AG Registered Shares*(a)	449,826	6,695,651
Swissquote Group Holding S.A. Registered Shares	33,450	1,274,932
Tecan Group AG Registered Shares(a)	40,493	4,630,120
U-Blox AG*	15,686	2,080,146
Valiant Holding AG Registered Shares	127,771	13,305,877
Zehnder Group AG Bearer Shares	32,003	1,371,351

Total Switzerland		89,976,524

United Kingdom - 31.2%
A.G.BARR PLC	326,913	3,555,061
Abcam PLC	579,895	3,767,825
African Barrick Gold PLC	667,730	2,348,513
Al Noor Hospitals Group PLC	154,570	2,701,058
Alent PLC	1,047,605	6,559,544
Anite PLC	1,028,796	1,666,734
Bank of Georgia Holdings PLC	128,821	5,176,214
Betfair Group PLC	229,929	4,025,793
Big Yellow Group PLC	465,711	3,949,625
Bloomsbury Publishing PLC	450,887	1,387,708
Bodycote PLC	307,736	3,617,502
Bovis Homes Group PLC	347,979	4,709,358
Brammer PLC	298,845	2,333,900
Brewin Dolphin Holdings PLC	1,031,359	5,461,461
Cable & Wireless Communications PLC	16,177,209	13,622,837
Central Asia Metals PLC	660,377	1,863,089
Chemring Group PLC(a)	404,075	1,419,814
Chesnara PLC	915,740	5,018,315
Chime Communications PLC	324,307	1,992,099
Cineworld Group PLC	953,925	5,331,960
Communisis PLC	726,596	770,269
Computacenter PLC	517,353	5,298,727
Concentric AB	277,271	3,908,964
Connect Group PLC	987,239	3,076,434
Costain Group PLC	352,974	1,569,184
Countrywide PLC	567,045	4,988,393
Cranswick PLC	180,968	3,914,263
Crest Nicholson Holdings PLC	738,539	4,354,100
CSR PLC	235,391	2,382,700
Dairy Crest Group PLC(a)	916,650	7,374,302
Dart Group PLC	133,467	470,109
Darty PLC(a)	1,375,750	2,317,040
De La Rue PLC	544,939	7,547,283
Debenhams PLC	8,669,239	10,146,404
Dechra Pharmaceuticals PLC	295,505	3,655,621
Development Securities PLC	415,294	1,516,042
Devro PLC(a)	870,563	3,702,721
Dialight PLC	70,592	1,074,848
Dignity PLC	33,094	775,790
Diploma PLC	225,492	2,471,422
Domino Printing Sciences PLC	474,657	4,869,550
Domino’s Pizza Group PLC	706,090	6,326,290
E2V Technologies PLC	916,374	2,616,658
Electrocomponents PLC	2,719,706	12,220,952
Elementis PLC	1,223,261	5,444,413
EMIS Group PLC	200,890	2,514,358
esure Group PLC	2,086,065	9,505,671
Fenner PLC	390,466	2,390,144
Ferrexpo PLC	1,533,193	3,434,202
Fidessa Group PLC	189,659	7,179,741
Fortune Oil PLC	3,615,930	757,380
Foxtons Group PLC	438,859	2,253,399
Galliford Try PLC	214,896	4,196,161
Genus PLC	164,634	3,228,797
Go-Ahead Group PLC	189,390	7,668,254
Greggs PLC	556,720	5,102,222
Halfords Group PLC	867,045	7,009,335
Hargreaves Services PLC	168,146	2,177,845
Headlam Group PLC	438,526	3,124,847
Helical Bar PLC	373,546	2,235,475
HellermannTyton Group PLC	428,694	2,282,568
Hill & Smith Holdings PLC	305,194	2,622,224
Hilton Food Group PLC	297,547	2,594,678
Hogg Robinson Group PLC	1,234,976	1,525,647
Homeserve PLC	1,186,442	6,532,210
Hunting PLC	455,084	6,676,311
Hyder Consulting PLC	126,374	999,372
Interserve PLC	407,613	4,181,740
ISG PLC	142,356	737,524
ITE Group PLC	1,119,124	4,533,160
J D Wetherspoon PLC	254,699	3,444,780
James Fisher & Sons PLC	50,883	1,231,082
John Menzies PLC	332,590	3,810,147
Johnson Service Group PLC	839,369	818,061
Kcom Group PLC	3,954,775	6,271,818
Keller Group PLC	93,194	1,467,592
Kier Group PLC	234,895	7,129,020
Laird PLC	1,464,242	7,105,309
Lavendon Group PLC	318,414	1,124,268
Lookers PLC	1,058,684	2,416,603
Low & Bonar PLC	1,659,771	2,220,702
LSL Property Services PLC	525,478	3,360,345
M&C Saatchi PLC	266,780	1,178,016
Marshalls PLC	760,533	2,236,682
Marston’s PLC	3,954,265	9,796,973
Mears Group PLC	225,162	1,790,217
Micro Focus International PLC	652,709	9,687,173
Mitie Group PLC(a)	1,383,478	7,538,971
Moneysupermarket.com Group PLC	3,163,401	10,185,030
Morgan Advanced Materials PLC	989,277	5,485,581
Morgan Sindall Group PLC	173,952	2,540,066
National Express Group PLC	1,666,917	7,461,761
NCC Group PLC	373,237	1,218,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2014

Investments	Shares	Value
NMC Health PLC	183,654	$1,570,103
Northgate PLC	267,348	2,397,619
Novae Group PLC	360,040	3,268,910
Numis Corp. PLC	528,834	2,441,411
Oxford Instruments PLC	73,314	1,629,626
Pace PLC	300,400	1,823,417
Partnership Assurance Group PLC	1,425,702	3,144,678
PayPoint PLC	217,936	4,095,288
Pendragon PLC	3,058,810	1,516,730
Photo-Me International PLC	1,180,738	2,821,390
Polar Capital Holdings PLC	345,107	2,988,759
Premier Farnell PLC	2,662,582	9,273,672
Rank Group PLC	1,433,184	4,094,832
Redde PLC	1,064,566	1,096,699
Redrow PLC(a)	415,866	1,935,527
Renishaw PLC(a)	220,805	6,255,891
Restaurant Group PLC (The)	693,131	7,122,747
Ricardo PLC	64,237	703,497
RPC Group PLC	598,485	6,421,326
RPS Group PLC	288,963	1,373,551
RWS Holdings PLC	127,314	1,600,005
Safestore Holdings PLC	680,939	2,538,180
Savills PLC	436,099	4,690,223
Schroders PLC Non-Voting Shares	194,472	6,410,942
Senior PLC	852,561	4,128,349
Shanks Group PLC	1,190,083	2,172,215
SIG PLC	1,196,891	3,859,704
Speedy Hire PLC	786,305	712,565
Spirent Communications PLC	2,272,091	3,688,743
Spirit Pub Co. PLC	2,686,310	3,398,956
St. Ives PLC	434,844	1,605,998
St. Modwen Properties PLC	324,736	1,991,125
SThree PLC	327,894	2,179,524
Synergy Health PLC	144,106	3,474,233
Synthomer PLC	1,239,079	4,917,358
Ted Baker PLC	68,099	2,108,710
Telecom Plus PLC	265,813	6,076,666
Topps Tiles PLC	435,090	790,434
TT electronics PLC	490,230	1,735,114
Tullett Prebon PLC	1,802,966	8,157,087
Tyman PLC	396,804	1,848,844
Unite Group PLC (The)	399,512	2,691,434
UTV Media PLC	255,484	908,625
Vertu Motors PLC	894,171	806,493
Vesuvius PLC	955,115	7,489,407
WH Smith PLC	460,638	8,427,549
WS Atkins PLC	229,161	5,172,165
Xaar PLC	116,399	1,036,919
Xchanging PLC	719,884	1,815,567

Total United Kingdom		540,692,080

TOTAL COMMON STOCKS (Cost: $1,694,073,929)		1,727,528,203

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree International MidCap Dividend Fund(b) (Cost: $4,002,930)	65,400	4,038,450

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $97,817,914)(d)	97,817,914	97,817,914

TOTAL INVESTMENTS IN SECURITIES - 105.4% (Cost: $1,795,894,773)		1,829,384,567
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.4)%		(93,799,969)

NET ASSETS - 100.0%		$1,735,584,598

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)	At June 30, 2014, the total market value of the Fund’s securities on loan was $92,989,342 and the total market value of the collateral held by the Fund was $97,817,914.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

Germany - 99.9%

Aerospace & Defense - 0.5%
MTU Aero Engines AG(a)	549	$50,504

Air Freight & Logistics - 3.2%
Deutsche Post AG Registered Shares	9,756	352,770

Airlines - 0.9%
Deutsche Lufthansa AG Registered Shares	4,849	104,100

Auto Components - 2.2%
Continental AG	939	217,465
ElringKlinger AG(a)	159	6,560
Leoni AG	178	14,164

Total Auto Components		238,189

Automobiles - 15.1%
Bayerische Motoren Werke AG	4,869	617,441
Daimler AG Registered Shares	6,728	630,077
Volkswagen AG	1,655	427,810

Total Automobiles		1,675,328

Capital Markets - 2.6%
Deutsche Bank AG Registered Shares	8,273	291,047

Chemicals - 11.5%
BASF SE	5,503	640,653
Evonik Industries AG	5,074	201,812
K+S AG Registered Shares	1,571	51,655
LANXESS AG	713	48,122
Linde AG	1,070	227,513
Symrise AG	1,645	89,628
Wacker Chemie AG	82	9,468

Total Chemicals		1,268,851

Commercial Services & Supplies - 0.7%
Bilfinger SE	684	77,973

Construction & Engineering - 0.6%
Hochtief AG	776	67,158

Construction Materials - 0.7%
HeidelbergCement AG	861	73,477

Diversified Financial Services - 1.5%
Deutsche Boerse AG	2,190	169,952

Diversified Telecommunication Services - 5.8%
Deutsche Telekom AG Registered Shares	36,662	642,506

Food Products - 0.9%
Suedzucker AG(a)	5,175	104,509

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	459	14,077

Health Care Providers & Services - 2.5%
Celesio AG	1,792	63,791
Fresenius Medical Care AG & Co. KGaA	1,548	104,044
Fresenius SE & Co. KGaA	700	104,370

Total Health Care Providers & Services		272,205

Hotels, Restaurants & Leisure - 0.5%
TUI AG	2,958	49,814

Household Products - 1.3%
Henkel AG & Co. KGaA	1,374	138,269

Industrial Conglomerates - 6.0%
Indus Holding AG	195	9,676
Rheinmetall AG	325	23,005
Siemens AG Registered Shares	4,818	636,239

Total Industrial Conglomerates		668,920

Insurance - 11.6%
Allianz SE Registered Shares	3,808	634,510
Hannover Rueck SE	1,790	161,286
Muenchener Rueckversicherungs AG Registered Shares	2,209	489,659

Total Insurance		1,285,455

Internet & Catalog Retail - 0.0%
Takkt AG	193	3,538

IT Services - 0.1%
Bechtle AG	113	9,680
Wirecard AG	92	3,972

Total IT Services		13,652

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	103	7,105

Machinery - 3.9%
Deutz AG	431	3,434
DMG MORI SEIKI AG	1,489	51,843
Duerr AG	623	55,273
GEA Group AG	1,763	83,470
KION Group AG	287	12,445
Krones AG(a)	117	11,596
KUKA AG(a)	55	3,330
MAN SE	1,510	186,584
NORMA Group SE	128	7,081
Vossloh AG	30	2,550
Wacker Neuson SE	458	10,767

Total Machinery		428,373

Media - 0.9%
Axel Springer SE	1,469	90,407
CTS Eventim AG	334	9,532

Total Media		99,939

Metals & Mining - 0.3%
Aurubis AG	683	34,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2014

Investments	Shares	Value
Salzgitter AG	31	$1,305

Total Metals & Mining		36,190

Multi-Utilities - 6.7%
E.ON SE	23,087	476,672
RWE AG	6,049	259,765

Total Multi-Utilities		736,437

Personal Products - 0.8%
Beiersdorf AG	933	90,275

Pharmaceuticals - 7.6%
Bayer AG Registered Shares	4,354	614,906
Merck KGaA	2,052	178,094
Stada Arzneimittel AG	1,105	52,627

Total Pharmaceuticals		845,627

Road & Rail - 0.1%
Sixt SE	270	11,000

Semiconductors & Semiconductor Equipment - 0.9%
Infineon Technologies AG	7,825	97,804

Software - 4.6%
SAP AG	5,980	461,776
Software AG	1,355	48,912

Total Software		510,688

Specialty Retail - 0.9%
Fielmann AG	691	99,670

Technology Hardware, Storage & Peripherals - 0.4%
Wincor Nixdorf AG	847	48,306

Textiles, Apparel & Luxury Goods - 2.4%
adidas AG	1,107	112,113
Gerry Weber International AG	211	10,316
Hugo Boss AG	921	137,637

Total Textiles, Apparel & Luxury Goods		260,066

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG	1,054	48,574

Trading Companies & Distributors - 0.8%
BayWa AG	114	6,335
Brenntag AG	463	82,726

Total Trading Companies & Distributors		89,061

Transportation Infrastructure - 0.8%
Fraport AG Frankfurt Airport Services Worldwide	1,057	74,675
Hamburger Hafen und Logistik AG	673	17,871

Total Transportation Infrastructure		92,546

TOTAL COMMON STOCKS (Cost: $10,463,675)		11,063,955

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $35,404)(c)	35,404	35,404

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $10,499,079)		11,099,359
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(24,660)

NET ASSETS - 100.0%		$11,074,699

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $125,088 and the total market value of the collateral held by the Fund was $131,477. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $96,073.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 8.6%
Adelaide Brighton Ltd.	7,662	$24,950
AGL Energy Ltd.	5,990	87,519
ALS Ltd.(a)	4,320	36,126
Amcor Ltd.	11,775	115,917
AMP Ltd.	19,274	96,416
Australia & New Zealand Banking Group Ltd.	36,034	1,133,917
BHP Billiton Ltd.	29,659	1,004,972
Brambles Ltd.	14,535	126,076
Coca-Cola Amatil Ltd.	9,650	86,163
Commonwealth Bank of Australia	19,999	1,526,696
Crown Resorts Ltd.	10,237	146,092
Iluka Resources Ltd.(a)	4,968	38,122
Leighton Holdings Ltd.(a)	3,814	71,025
Macquarie Group Ltd.	3,782	212,858
National Australia Bank Ltd.	33,631	1,040,524
New Hope Corp., Ltd.	11,714	29,631
Origin Energy Ltd.	10,833	149,486
QBE Insurance Group Ltd.	4,457	45,727
Rio Tinto Ltd.	3,833	214,570
Santos Ltd.	6,783	91,295
Seven West Media Ltd.	17,649	31,317
Sonic Healthcare Ltd.	5,718	93,529
Suncorp Group Ltd.	14,088	180,041
Sydney Airport	16,207	64,553
Tatts Group Ltd.	36,620	113,024
Telstra Corp., Ltd.	223,112	1,097,144
Wesfarmers Ltd.	15,506	612,343
Westpac Banking Corp.(a)	42,614	1,362,696
Woodside Petroleum Ltd.	6,680	258,943
Woolworths Ltd.	14,038	466,657
WorleyParsons Ltd.	3,629	59,633

Total Australia		10,617,962

Austria - 0.4%
EVN AG	4,257	62,248
Lenzing AG(a)	471	30,380
Oesterreichische Post AG	1,521	75,542
OMV AG	3,101	140,109
Raiffeisen Bank International AG	2,059	65,727
Verbund AG(a)	3,674	71,153
Voestalpine AG	1,207	57,435

Total Austria		502,594

Belgium - 0.2%
Belgacom S.A.	4,053	134,484
Elia System Operator S.A./N.V.	1,461	73,812

Total Belgium		208,296

Brazil - 2.0%
Banco do Brasil S.A.	33,152	373,770
Banco Santander Brasil S.A.	18,364	125,976
BM&FBovespa S.A.	10,864	57,127
Centrais Eletricas Brasileiras S.A.	19,902	57,699
Cia Energetica de Minas Gerais	11,021	79,104
Cia Hering	3,134	31,623
Cia Siderurgica Nacional S.A.	25,288	107,848
CPFL Energia S.A.	16,346	150,771
EDP - Energias do Brasil S.A.	7,212	35,502
Itau Unibanco Holding S.A.	14,806	203,540
Multiplus S.A.	2,884	47,746
Natura Cosmeticos S.A.	3,750	63,376
Porto Seguro S.A.	3,462	50,043
Souza Cruz S.A.	11,058	114,237
Telefonica Brasil S.A.	5,866	104,966
Tim Participacoes S.A.	18,430	108,033
Tractebel Energia S.A.	9,808	146,846
Transmissora Alianca de Energia Eletrica S.A.	6,538	59,029
Vale S.A.	41,774	554,182

Total Brazil		2,471,418

Canada - 5.1%
ARC Resources Ltd.(a)	1,747	53,288
Bank of Montreal	4,968	366,508
Bank of Nova Scotia	8,102	541,122
Barrick Gold Corp.	9,230	169,323
Baytex Energy Corp.(a)	2,659	122,946
BCE, Inc.(a)	6,585	299,220
Bell Aliant, Inc.(a)	4,666	122,175
Canadian Imperial Bank of Commerce(a)	2,809	256,071
CI Financial Corp.(a)	3,920	128,992
Crescent Point Energy Corp.(a)	5,362	238,059
Emera, Inc.	1,769	56,650
Encana Corp.	5,216	123,795
First Capital Realty, Inc.(a)	3,820	66,778
Fortis, Inc.(a)	2,980	90,842
Great-West Lifeco, Inc.(a)	6,988	197,998
Husky Energy, Inc.(a)	6,387	206,634
IGM Financial, Inc.(a)	3,539	169,715
Manitoba Telecom Services, Inc.	1,278	37,123
Manulife Financial Corp.(a)	15,733	313,286
National Bank of Canada(a)	2,124	90,252
Pembina Pipeline Corp.(a)	3,590	154,736
Pengrowth Energy Corp.(a)	19,683	141,365
Penn West Petroleum Ltd.(a)	6,813	66,649
Power Corp. of Canada(a)	2,031	56,536
Power Financial Corp.(a)	6,249	194,836
Rogers Communications, Inc. Class B(a)	4,706	189,716
Royal Bank of Canada	10,076	721,586
Shaw Communications, Inc. Class B(a)	4,221	108,423
Sun Life Financial, Inc.	5,353	197,103
Teck Resources Ltd. Class B	5,288	120,937
Toronto-Dominion Bank (The)	8,846	456,190
TransCanada Corp.(a)	5,454	260,782

Total Canada		6,319,636

Chile - 0.3%
Banco de Chile	1,025,095	136,582
Banco Santander Chile	2,151,715	141,810
Corpbanca S.A.	5,565,896	68,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2014

Investments	Shares	Value
ENTEL Chile S.A.	5,062	$62,283

Total Chile		409,506

China - 5.2%
Agricultural Bank of China Ltd. Class H	297,000	131,057
Bank of China Ltd. Class H	615,366	275,513
BOC Hong Kong Holdings Ltd.	108,673	314,787
China BlueChemical Ltd. Class H	72,000	39,296
China CITIC Bank Corp., Ltd. Class H(a)	78,000	47,301
China Coal Energy Co., Ltd. Class H(a)	134,000	69,677
China Communications Construction Co., Ltd. Class H	101,000	67,765
China Construction Bank Corp. Class H	2,248,405	1,700,008
China Merchants Bank Co., Ltd. Class H	48,960	96,526
China Mobile Ltd.	165,532	1,606,122
China Petroleum & Chemical Corp. Class H	278,000	265,074
China Shenhua Energy Co., Ltd. Class H	44,500	128,614
CITIC Pacific Ltd.(a)	81,000	141,926
CNOOC Ltd.	267,000	479,545
Far East Horizon Ltd.	61,000	44,548
Guangzhou R&F Properties Co., Ltd. Class H	43,200	53,343
Industrial & Commercial Bank of China Ltd. Class H	860,215	543,853
Jiangxi Copper Co., Ltd. Class H	38,000	60,111
PetroChina Co., Ltd. Class H	168,000	212,212
Shanghai Industrial Holdings Ltd.(a)	21,000	63,945
Shougang Fushan Resources Group Ltd.(a)	68,000	13,950
Yanzhou Coal Mining Co., Ltd. Class H(a)	66,000	49,902
Zhaojin Mining Industry Co., Ltd. Class H	49,500	28,294

Total China		6,433,369

Czech Republic - 0.3%
CEZ AS	5,854	176,651
Komercni Banka AS	776	178,431

Total Czech Republic		355,082

Denmark - 0.2%
TDC A/S	19,310	199,831

Finland - 0.8%
Elisa Oyj	5,233	160,061
Fortum Oyj	8,822	236,862
Kesko Oyj Class B	1,696	67,038
Nokian Renkaat Oyj(a)	970	37,850
Sampo Class A	6,022	304,654
Stora Enso Oyj Class R	7,684	74,801
UPM-Kymmene Oyj(a)	5,139	87,810
YIT Oyj(a)	2,971	34,210

Total Finland		1,003,286

France - 7.5%
AXA S.A.	18,882	451,252
BNP Paribas S.A.	6,280	426,001
Bouygues S.A.	3,310	137,724
Carrefour S.A.	6,374	235,104
Casino Guichard Perrachon S.A.	1,204	159,620
Cie de Saint-Gobain	5,447	307,297
Cie Generale des Etablissements Michelin	1,925	229,984
CNP Assurances	8,313	172,547
Eiffage S.A.	560	38,072
Electricite de France S.A.	20,853	656,671
Euler Hermes Group	887	106,458
Eutelsat Communications S.A.	1,863	64,725
GDF Suez	36,986	1,018,105
Imerys S.A.	588	49,543
Klepierre	3,911	199,277
Neopost S.A.(a)	565	42,314
Orange S.A.	47,241	745,437
Rexel S.A.	2,023	47,308
Sanofi	8,438	896,273
Schneider Electric SE	4,338	408,332
Societe Television Francaise 1	2,253	36,908
Total S.A.	24,895	1,799,006
Unibail-Rodamco SE	609	177,144
Veolia Environnement S.A.(a)	3,952	75,293
Vinci S.A.	5,834	436,124
Vivendi S.A.	13,644	333,824

Total France		9,250,343

Germany - 5.4%
Allianz SE Registered Shares	3,385	564,028
BASF SE	6,774	788,621
Bayerische Motoren Werke AG	4,439	562,913
Bilfinger SE	891	101,570
Daimler AG Registered Shares	8,822	826,179
Deutsche Boerse AG	1,823	141,471
Deutsche Post AG Registered Shares	10,161	367,414
Deutsche Telekom AG Registered Shares	56,689	993,482
E.ON SE	25,363	523,665
K+S AG Registered Shares	2,351	77,301
Muenchener Rueckversicherungs AG Registered Shares	1,850	410,081
RWE AG	5,862	251,734
Siemens AG Registered Shares	6,788	896,386
Telefonica Deutschland Holding AG	15,752	130,242

Total Germany		6,635,087

Hong Kong - 0.9%
CLP Holdings Ltd.	22,000	180,534
Hang Seng Bank Ltd.	14,500	236,854
HKT Trust and HKT Ltd.(a)	46,000	54,189
Hopewell Holdings Ltd.	23,000	80,125
Power Assets Holdings Ltd.	19,000	166,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2014

Investments	Shares	Value
Sino Land Co., Ltd.	56,000	$92,197
Sun Hung Kai Properties Ltd.	18,000	246,879

Total Hong Kong		1,056,867

Indonesia - 0.4%
Indo Tambangraya Megah Tbk PT	18,200	41,451
Perusahaan Gas Negara Persero Tbk PT	195,200	91,796
Semen Indonesia Persero Tbk PT	25,500	32,426
Tambang Batubara Bukit Asam Persero Tbk PT	48,500	43,877
Telekomunikasi Indonesia Persero Tbk PT	771,635	160,445
United Tractors Tbk PT	46,700	90,997

Total Indonesia		460,992

Ireland - 0.1%
CRH PLC	5,341	137,039
Dragon Oil PLC	4,956	51,956

Total Ireland		188,995

Israel - 0.2%
Bezeq Israeli Telecommunication Corp., Ltd.	61,181	114,734
Israel Chemicals Ltd.	16,924	145,116

Total Israel		259,850

Italy - 2.4%
Atlantia SpA	7,545	215,076
Enel SpA	94,180	548,539
Eni SpA	41,788	1,143,137
Hera SpA	29,471	83,928
Intesa Sanpaolo SpA	59,821	184,775
Mediolanum SpA	9,292	71,626
Pirelli & C. SpA	4,274	68,582
Snam SpA	58,061	349,775
Societa Iniziative Autostradali e Servizi SpA	7,946	102,047
Terna Rete Elettrica Nazionale SpA(a)	37,596	198,280

Total Italy		2,965,765

Japan - 2.6%
Aozora Bank Ltd.	11,000	36,158
Asahi Glass Co., Ltd.(a)	9,000	53,038
Canon, Inc.(a)	7,900	257,030
Chugoku Electric Power Co., Inc. (The)(a)	2,800	38,197
Dai Nippon Printing Co., Ltd.	5,000	52,219
Daito Trust Construction Co., Ltd.	500	58,783
Eisai Co., Ltd.	1,900	79,597
Hokuriku Electric Power Co.(a)	1,400	18,560
Hoya Corp.	3,200	106,324
ITOCHU Corp.	14,400	184,931
Japan Airlines Co., Ltd.	900	49,751
JX Holdings, Inc.	27,100	144,990
Marubeni Corp.	12,000	87,775
Mitsubishi Corp.	9,800	203,826
Mitsui & Co., Ltd.	6,500	104,200
Mizuho Financial Group, Inc.	131,700	270,407
Nippon Telegraph & Telephone Corp.	8,500	530,112
NTT DOCOMO, Inc.	28,400	485,552
Shiseido Co., Ltd.	3,000	54,696
Sumitomo Corp.	9,100	122,884
Takeda Pharmaceutical Co., Ltd.	4,100	190,177
TonenGeneral Sekiyu K.K.(a)	5,000	47,480

Total Japan		3,176,687

Malaysia - 0.9%
Axiata Group Bhd	35,400	76,842
British American Tobacco Malaysia Bhd	6,000	122,467
DiGi.Com Bhd	93,600	167,028
Kuala Lumpur Kepong Bhd	6,100	45,973
Malayan Banking Bhd	100,500	307,666
Maxis Bhd	109,000	229,134
Petronas Chemicals Group Bhd	37,000	78,010
Sime Darby Bhd	20,000	60,230
Telekom Malaysia Bhd	28,400	56,163

Total Malaysia		1,143,513

Mexico - 0.0%
Alpek S.A. de C.V.	23,172	44,636

Netherlands - 1.1%
Aegon N.V.	10,552	92,087
Akzo Nobel N.V.(a)	401	30,059
Delta Lloyd N.V.(a)	5,327	135,221
Fugro N.V. CVA(a)	1,084	62,060
Koninklijke Ahold N.V.	2,976	55,863
Koninklijke DSM N.V.	402	29,276
Koninklijke Philips N.V.	8,550	271,292
Randstad Holding N.V.	2,224	120,551
Reed Elsevier N.V.	9,868	226,306
Unilever N.V. CVA	6,691	292,739
Ziggo N.V.	1,613	74,579

Total Netherlands		1,390,033

New Zealand - 0.2%
Auckland International Airport Ltd.	17,441	59,555
Fletcher Building Ltd.	8,839	68,181
Telecom Corp. of New Zealand Ltd.	43,554	102,198
Vector Ltd.	9,452	21,020

Total New Zealand		250,954

Norway - 1.3%
Aker Solutions ASA	3,838	66,674
Gjensidige Forsikring ASA	8,891	159,381
Statoil ASA	26,904	826,021
Telenor ASA	16,399	373,342
Yara International ASA	3,396	170,069

Total Norway		1,595,487

Philippines - 0.2%
Aboitiz Power Corp.	66,200	55,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2014

Investments	Shares	Value
Philippine Long Distance Telephone Co.	2,335	$159,839

Total Philippines		215,423

Poland - 0.9%
Bank Pekao S.A.	1,078	61,715
KGHM Polska Miedz S.A.	6,800	278,678
Orange Polska S.A.	35,720	114,099
PGE S.A.	34,356	244,939
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,214	101,975
Powszechny Zaklad Ubezpieczen S.A.	1,043	152,413
Synthos S.A.	40,143	58,429
Tauron Polska Energia S.A.	26,604	45,293

Total Poland		1,057,541

Portugal - 0.3%
EDP-Energias de Portugal S.A.	53,710	269,440
Portucel S.A.	12,940	60,609
Portugal Telecom, SGPS, S.A. Registered Shares(a)	9,606	35,195

Total Portugal		365,244

Russia - 3.2%
Gazprom Neft OAO ADR	14,753	325,746
Gazprom OAO ADR	113,079	985,483
Lukoil OAO ADR	8,066	481,621
MegaFon OAO GDR Reg S	6,448	203,112
MMC Norilsk Nickel OJSC ADR	28,562	565,813
Mobile Telesystems OJSC ADR	10,059	198,565
Phosagro OAO GDR Reg S	4,419	55,326
Rosneft OAO GDR Reg S	115,438	844,429
Tatneft OAO ADR	3,686	143,091
Uralkali OJSC GDR Reg S	4,797	110,571

Total Russia		3,913,757

Singapore - 1.3%
DBS Group Holdings Ltd.	14,000	188,104
Hutchison Port Holdings Trust	131,827	94,916
Jardine Cycle & Carriage Ltd.	2,000	71,006
Keppel Corp., Ltd.	15,800	136,752
Keppel Land Ltd.	24,000	65,070
Oversea-Chinese Banking Corp., Ltd.(a)	4,078	31,240
SIA Engineering Co., Ltd.	20,000	81,017
Singapore Press Holdings Ltd.(a)	39,000	130,454
Singapore Technologies Engineering Ltd.	43,000	131,071
Singapore Telecommunications Ltd.	155,000	478,683
StarHub Ltd.	30,000	100,349
United Overseas Bank Ltd.	3,000	54,193

Total Singapore		1,562,855

South Africa - 1.4%
Exxaro Resources Ltd.(a)	5,262	68,503
FirstRand Ltd.	33,461	128,167
Foschini Group Ltd. (The)(a)	4,883	51,177
Imperial Holdings Ltd.	1,787	33,594
Kumba Iron Ore Ltd.(a)	2,939	93,650
MTN Group Ltd.	15,527	326,908
Nedbank Group Ltd.	5,432	117,011
RMB Holdings Ltd.	11,261	55,666
Sanlam Ltd.	24,099	139,877
Sasol Ltd.	4,874	289,707
SPAR Group Ltd. (The)	4,320	50,518
Standard Bank Group Ltd.	5,986	81,586
Truworths International Ltd.	5,999	42,285
Vodacom Group Ltd.	21,215	262,128

Total South Africa		1,740,777

South Korea - 0.4%
Hanwha Life Insurance Co., Ltd.	6,520	41,628
Industrial Bank of Korea	6,240	83,258
KT Corp.	4,740	143,118
KT&G Corp.	989	87,483
SK Telecom Co., Ltd.	711	166,190

Total South Korea		521,677

Spain - 4.2%
Abertis Infraestructuras S.A.	10,385	238,933
ACS Actividades de Construccion y Servicios S.A.	2,835	129,643
Banco Bilbao Vizcaya Argentaria S.A.	32,013	408,019
Banco de Sabadell S.A.(a)	24,734	84,391
Banco Santander S.A.	204,456	2,135,873
CaixaBank S.A.	67,391	415,852
Ebro Foods S.A.	1,784	39,631
Enagas S.A.(a)	2,133	68,629
Ferrovial S.A.	8,266	184,077
Gas Natural SDG S.A.(a)	9,122	288,068
Iberdrola S.A.	55,728	425,983
Indra Sistemas S.A.	2,560	45,741
Mapfre S.A.	37,645	150,038
Red Electrica Corp. S.A.(a)	1,662	152,005
Repsol S.A.	10,750	283,476
Tecnicas Reunidas S.A.	502	31,049
Zardoya Otis S.A.(a)	3,208	57,099

Total Spain		5,138,507

Sweden - 2.4%
Electrolux AB Series B	4,805	121,466
Hennes & Mauritz AB Class B	13,305	581,130
Nordea Bank AB	31,080	438,398
Sandvik AB(a)	9,155	125,027
Skandinaviska Enskilda Banken AB Class A	19,159	255,918
Skanska AB Class B	7,962	181,622
SKF AB Class B	2,225	56,745
Svenska Handelsbanken AB Class A	5,118	250,413
Swedbank AB Class A	9,494	251,645
Swedish Match AB	1,334	46,294
Telefonaktiebolaget LM Ericsson Class B	23,809	287,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2014

Investments	Shares	Value
TeliaSonera AB	45,650	$333,292

Total Sweden		2,929,531

Switzerland - 4.9%
ABB Ltd. Registered Shares*	10,412	239,753
Adecco S.A. Registered Shares*	1,145	94,255
Clariant AG Registered Shares*	3,402	66,598
Kuehne + Nagel International AG Registered Shares	1,012	134,659
Nestle S.A. Registered Shares	17,550	1,359,591
Novartis AG Registered Shares	17,388	1,574,488
Roche Holding AG Genusschein	4,209	1,255,391
STMicroelectronics N.V.	11,865	106,404
Swiss Re AG*	5,069	450,997
Swisscom AG Registered Shares	601	349,363
Zurich Insurance Group AG*	1,344	405,110

Total Switzerland		6,036,609

Taiwan - 1.5%
Asia Cement Corp.	90,700	124,242
Chunghwa Telecom Co., Ltd.	93,800	302,216
Compal Electronics, Inc.	65,000	53,118
Far Eastern New Century Corp.	99,880	107,547
Far EasTone Telecommunications Co., Ltd.	21,000	47,826
Formosa Chemicals & Fibre Corp.	20,000	50,640
Formosa Plastics Corp.	28,000	74,834
HTC Corp.(a)	28,000	129,413
Mega Financial Holding Co., Ltd.	104,611	87,065
Nan Ya Plastics Corp.	65,630	158,041
Pou Chen Corp.	45,000	54,182
Quanta Computer, Inc.	61,000	177,741
Siliconware Precision Industries Co.	45,000	73,925
Synnex Technology International Corp.	62,000	104,448
Taiwan Cement Corp.	70,000	105,968
Taiwan Mobile Co., Ltd.	32,800	101,505
United Microelectronics Corp.	248,000	124,174

Total Taiwan		1,876,885

Thailand - 0.9%
Advanced Info Service PCL	28,900	195,902
Bangkok Bank PCL NVDR	1,600	9,515
Banpu PCL NVDR	109,400	99,439
BEC World PCL NVDR	8,060	12,107
Charoen Pokphand Foods PCL NVDR	96,000	80,604
Electricity Generating PCL NVDR	3,264	13,929
Intouch Holdings PCL NVDR	20,206	45,604
Krung Thai Bank PCL NVDR	39,800	25,630
PTT Exploration & Production PCL NVDR	31,700	163,603
PTT Global Chemical PCL NVDR	55,532	115,496
PTT PCL NVDR	23,600	231,237
Ratchaburi Electricity Generating Holding PCL NVDR	16,328	27,293
Thai Oil PCL NVDR	29,800	47,746
Thai Union Frozen Products PCL NVDR	43,471	87,063

Total Thailand		1,155,168

Turkey - 0.3%
Arcelik AS	5,805	35,318
Tupras Turkiye Petrol Rafinerileri AS	4,906	114,303
Turk Telekomunikasyon AS	60,321	174,109

Total Turkey		323,730

United Kingdom - 13.3%
Anglo American PLC	13,288	324,903
AstraZeneca PLC	12,580	933,637
Aviva PLC	27,279	238,112
BAE Systems PLC	36,886	273,028
BHP Billiton PLC	16,613	536,726
BP PLC	182,982	1,610,976
British American Tobacco PLC	15,446	918,551
British Land Co. PLC	12,042	144,645
British Sky Broadcasting Group PLC	13,260	204,960
BT Group PLC	51,869	341,361
Carnival PLC	1,264	47,720
Centrica PLC	51,928	277,555
Drax Group PLC	4,342	47,552
Fresnillo PLC(a)	3,094	46,131
GlaxoSmithKline PLC	45,618	1,219,918
HSBC Holdings PLC	132,213	1,340,335
ICAP PLC	11,019	71,595
IG Group Holdings PLC	10,640	106,883
Imperial Tobacco Group PLC	8,447	379,853
Inmarsat PLC	8,545	109,215
J Sainsbury PLC(a)	19,755	106,570
Legal & General Group PLC	70,960	273,480
Man Group PLC	34,125	61,383
Marks & Spencer Group PLC	22,220	161,546
National Grid PLC	38,537	553,497
Old Mutual PLC	43,369	146,603
Pearson PLC	7,337	144,771
Pennon Group PLC	7,546	101,285
Prudential PLC	14,072	322,658
Reckitt Benckiser Group PLC	4,484	391,015
Reed Elsevier PLC	12,186	195,860
Rexam PLC	12,334	112,828
Rio Tinto PLC	9,839	522,949
Royal Dutch Shell PLC Class B	25,845	1,123,557
Segro PLC	20,160	118,992
Severn Trent PLC	3,393	112,085
SSE PLC	9,083	243,364
Standard Chartered PLC	15,132	308,929
Standard Life PLC	28,739	183,830
Tesco PLC	50,481	245,307
TUI Travel PLC	19,752	134,416
Unilever PLC	9,014	408,587
United Utilities Group PLC	10,584	159,616
Vedanta Resources PLC	3,043	57,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2014

Investments	Shares	Value
Vodafone Group PLC	283,614	$945,627
WM Morrison Supermarkets PLC	20,149	63,185

Total United Kingdom		16,373,298

United States - 18.1%
Abbott Laboratories	8,241	337,057
AGL Resources, Inc.(a)	1,890	104,007
Altria Group, Inc.	17,985	754,291
Ameren Corp.(a)	3,000	122,640
American Electric Power Co., Inc.(a)	5,368	299,373
AT&T, Inc.(a)	52,704	1,863,613
Bristol-Myers Squibb Co.(a)	10,334	501,302
CA, Inc.(a)	1,462	42,018
Cablevision Systems Corp. Class A(a)	3,381	59,675
CenterPoint Energy, Inc.(a)	2,550	65,127
CenturyLink, Inc.(a)	9,389	339,882
Cincinnati Financial Corp.(a)	2,037	97,858
Cliffs Natural Resources, Inc.(a)	4,681	70,449
ConocoPhillips(a)	11,587	993,354
Consolidated Edison, Inc.(a)	2,675	154,455
Diamond Offshore Drilling, Inc.(a)	1,564	77,621
Diebold, Inc.(a)	925	37,157
Digital Realty Trust, Inc.(a)	906	52,838
Dominion Resources, Inc.	4,057	290,157
Dow Chemical Co. (The)(a)	7,613	391,765
DTE Energy Co.(a)	1,489	115,948
Duke Energy Corp.(a)	5,622	417,096
Eli Lilly & Co.	8,981	558,349
Entergy Corp.	2,179	178,874
Exelon Corp.(a)	7,784	283,960
First Niagara Financial Group, Inc.(a)	5,059	44,216
FirstEnergy Corp.	5,557	192,939
Freeport-McMoRan Copper & Gold, Inc.	8,414	307,111
Frontier Communications Corp.(a)	19,890	116,158
Great Plains Energy, Inc.(a)	3,285	88,268
Hancock Holding Co.(a)	2,609	92,150
Hawaiian Electric Industries, Inc.(a)	2,503	63,376
HCP, Inc.	4,742	196,224
Health Care REIT, Inc.	2,922	183,122
Hospitality Properties Trust	3,885	118,104
Integrys Energy Group, Inc.(a)	1,569	111,603
Intel Corp.(a)	31,440	971,496
Kimberly-Clark Corp.(a)	1,443	160,490
Kimco Realty Corp.(a)	5,542	127,355
Kinder Morgan, Inc.(a)	5,647	204,760
Leggett & Platt, Inc.(a)	3,505	120,151
Liberty Property Trust	2,934	111,287
Lockheed Martin Corp.(a)	3,063	492,316
Lorillard, Inc.(a)	3,734	227,662
Macerich Co. (The)(a)	1,747	116,612
Merck & Co., Inc.(a)	20,996	1,214,619
New York Community Bancorp, Inc.(a)	6,710	107,226
Newmont Mining Corp.(a)	5,646	143,634
NextEra Energy, Inc.	1,361	139,475
Northeast Utilities	1,155	54,597
Nucor Corp.(a)	3,312	163,116
Old Republic International Corp.(a)	3,961	65,515
Paychex, Inc.(a)	5,054	210,044
Pepco Holdings, Inc.	3,303	90,766
Pfizer, Inc.	45,275	1,343,762
PG&E Corp.(a)	3,387	162,644
Philip Morris International, Inc.	10,319	869,995
Piedmont Natural Gas Co., Inc.	1,348	50,429
Pinnacle West Capital Corp.(a)	1,302	75,308
Pitney Bowes, Inc.	3,038	83,910
Plum Creek Timber Co., Inc.(a)	2,934	132,323
PPL Corp.	5,482	194,775
Prudential Financial, Inc.(a)	2,111	187,393
Public Service Enterprise Group, Inc.(a)	4,260	173,765
R.R. Donnelley & Sons Co.(a)	3,278	55,595
Reynolds American, Inc.	6,469	390,404
Safeway, Inc.(a)	1,157	39,731
SCANA Corp.(a)	2,092	112,571
Senior Housing Properties Trust(a)	4,770	115,863
Southern Co. (The)(a)	6,777	307,540
Southern Copper Corp.(a)	6,477	196,707
Spectra Energy Corp.(a)	5,756	244,515
Sysco Corp.(a)	4,636	173,618
TECO Energy, Inc.(a)	6,218	114,909
Thomson Reuters Corp.(a)	8,336	304,045
Verizon Communications, Inc.	37,048	1,812,759
Vornado Realty Trust	1,257	134,160
Waste Management, Inc.(a)	3,877	173,418
Williams Cos., Inc. (The)(a)	4,416	257,055
Windstream Holdings, Inc.	10,795	107,518
Xcel Energy, Inc.(a)	2,886	93,016

Total United States		22,350,986

TOTAL COMMON STOCKS (Cost: $96,721,398)		122,502,177

RIGHTS - 0.0%

Hong Kong - 0.0%
HKT Trust and HKT Ltd., expiring 7/15/14*†	8,280	2,447

Spain - 0.0%
Repsol S.A., expiring 7/10/14*(a)	10,750	7,315

TOTAL RIGHTS (Cost: $7,076)		9,762

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree DEFA Equity Income Fund(b)	2,858	140,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2014

Investments	Shares	Value
WisdomTree Equity Income Fund(b)	788	$46,776

TOTAL EXCHANGE-TRADED FUNDS (Cost: $186,652)		187,046

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.1%

United States - 14.1%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $17,345,159)(d)	17,345,159	17,345,159

TOTAL INVESTMENTS IN SECURITIES - 113.6% (Cost: $114,260,285)		140,044,144
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (13.6)%		(16,746,543)

NET ASSETS - 100.0%		$123,297,601

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,447, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $19,521,560 and the total market value of the collateral held by the Fund was $20,192,441. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,847,282.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 98.3%

Australia - 1.5%
Ansell Ltd.	2,117	$39,623
CSL Ltd.	6,034	379,015
Orica Ltd.	13,767	253,123
REA Group Ltd.(a)	1,760	70,949
Seek Ltd.	7,328	109,627
TPG Telecom Ltd.	14,854	77,250

Total Australia		929,587

Austria - 0.7%
Andritz AG	2,003	115,743
OMV AG	7,746	349,980

Total Austria		465,723

Brazil - 5.1%
AMBEV S.A.	148,700	1,063,251
CCR S.A.	43,716	357,011
Cia de Saneamento Basico do Estado de Sao Paulo	5,100	54,492
Cia Hering	5,308	53,559
Cielo S.A.	37,040	764,630
Duratex S.A.	10,890	44,566
EcoRodovias Infraestrutura e Logistica S.A.	6,600	45,336
Estacio Participacoes S.A.	600	7,962
Localiza Rent a Car S.A.	1,428	23,609
Lojas Americanas S.A.	1,875	10,310
Lojas Renner S.A.	2,700	86,729
M. Dias Branco S.A.	912	40,434
Marisa Lojas S.A.	1,600	11,832
Mills Estruturas e Servicos de Engenharia S.A.	600	7,059
Raia Drogasil S.A.	565	4,676
Souza Cruz S.A.	32,800	338,848
Ultrapar Participacoes S.A.	9,000	214,782
WEG S.A.	12,220	156,846

Total Brazil		3,285,932

Canada - 3.4%
Agrium, Inc.(a)	1,905	174,824
Alimentation Couche-Tard, Inc. Class B	1,053	28,897
Canadian National Railway Co.	9,800	638,520
Canadian Pacific Railway Ltd.(a)	1,400	254,081
Eldorado Gold Corp.	8,900	68,182
Ensign Energy Services, Inc.	2,600	40,447
Gildan Activewear, Inc.	600	35,415
MacDonald Dettwiler & Associates Ltd.	700	57,260
Potash Corp. of Saskatchewan, Inc.(a)	12,600	480,034
Ritchie Bros Auctioneers, Inc.(a)	1,700	41,975
Saputo, Inc.	1,600	96,031
ShawCor Ltd.	600	33,426
Silver Wheaton Corp.	5,100	134,449
Tim Hortons, Inc.	1,800	98,640

Total Canada		2,182,181

Chile - 0.3%
CFR Pharmaceuticals S.A.	78,995	25,794
S.A.C.I. Falabella	18,363	166,875

Total Chile		192,669

China - 3.2%
Air China Ltd. Class H	34,000	19,917
Anhui Conch Cement Co., Ltd. Class H(a)	17,500	60,062
China Everbright International Ltd.	28,000	40,029
China International Marine Containers Group Co., Ltd. Class H	24,300	46,842
China Overseas Land & Investment Ltd.	116,000	281,381
China Resources Enterprise Ltd.	12,000	33,289
Far East Horizon Ltd.	117,000	85,444
Franshion Properties China Ltd.	182,000	47,905
Great Wall Motor Co., Ltd. Class H	15,000	55,739
Lenovo Group Ltd.(a)	154,000	210,225
PetroChina Co., Ltd. Class H	646,000	816,007
Ping An Insurance Group Co. of China Ltd. Class H	23,500	181,927
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	28,000	27,348
Tsingtao Brewery Co., Ltd. Class H(a)	2,000	15,638
Wumart Stores, Inc. Class H(a)	7,250	5,641
Yuexiu Property Co., Ltd.(a)	384,000	73,328
Zhuzhou CSR Times Electric Co., Ltd. Class H	16,500	50,137

Total China		2,050,859

Denmark - 3.3%
Coloplast A/S Class B	2,015	182,213
GN Store Nord A/S	633	18,135
Novo Nordisk A/S Class B	39,688	1,826,528
Novozymes A/S Class B	2,444	122,577

Total Denmark		2,149,453

Finland - 1.2%
Kone Oyj Class B	9,821	409,847
Nokian Renkaat Oyj	4,395	171,496
Wartsila Oyj Abp	3,858	191,321

Total Finland		772,664

France - 1.4%
Bureau Veritas S.A.	6,369	176,757
Hermes International	703	259,397
Iliad S.A.	77	23,272
JCDecaux S.A.	3,254	121,405
SEB S.A.	694	61,430
Technip S.A.	1,482	162,103
Vallourec S.A.	1,678	75,138

Total France		879,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2014

Investments	Shares	Value
Germany - 4.8%
CTS Eventim AG	1,170	$33,392
Fielmann AG	747	107,747
Hugo Boss AG	1,857	277,515
Infineon Technologies AG	13,238	165,462
MTU Aero Engines AG(a)	530	48,757
SAP AG	12,829	990,656
Symrise AG	1,923	104,775
United Internet AG Registered Shares	1,972	86,871
Volkswagen AG	4,571	1,181,583
Wacker Chemie AG	366	42,259
Wirecard AG	607	26,204

Total Germany		3,065,221

Hong Kong - 3.4%
China Overseas Grand Oceans Group Ltd.	18,000	11,148
Hang Seng Bank Ltd.	62,000	1,012,754
Hong Kong & China Gas Co., Ltd.	138,088	302,176
Hongkong & Shanghai Hotels (The)	12,500	17,806
Hysan Development Co., Ltd.	22,000	103,040
SJM Holdings Ltd.	118,536	297,015
Techtronic Industries Co.	12,000	38,476
Wharf Holdings Ltd.	53,000	381,583

Total Hong Kong		2,163,998

India - 0.6%
Infosys Ltd. ADR	5,692	306,059
Tata Motors Ltd. ADR(a)	1,800	70,308

Total India		376,367

Indonesia - 5.3%
AKR Corporindo Tbk PT	34,000	12,418
Alam Sutera Realty Tbk PT	109,500	4,083
Astra International Tbk PT	931,596	571,688
Bank Central Asia Tbk PT	195,500	181,400
Bank Mandiri Persero Tbk PT	350,001	287,116
Bank Rakyat Indonesia Persero Tbk PT	504,089	439,032
Bumi Serpong Damai PT	68,500	8,581
Charoen Pokphand Indonesia Tbk PT	65,953	20,974
Ciputra Development Tbk PT	63,500	4,955
Global Mediacom Tbk PT	68,500	12,279
Gudang Garam Tbk PT	19,000	85,744
Indocement Tunggal Prakarsa Tbk PT	58,500	111,276
Indofood CBP Sukses Makmur Tbk PT	44,500	37,537
Japfa Comfeed Indonesia Tbk PT	42,500	4,374
Jasa Marga Persero Tbk PT	80,501	40,573
Kalbe Farma Tbk PT	537,000	75,194
Lippo Karawaci Tbk PT	85,500	6,924
Mayora Indah Tbk PT	2,230	5,530
Media Nusantara Citra Tbk PT	110,500	25,726
Perusahaan Gas Negara Persero Tbk PT	660,500	310,610
Semen Indonesia Persero Tbk PT	178,000	226,347
Summarecon Agung Tbk PT	99,000	9,478
Surya Citra Media Tbk PT	196,000	59,271
Telekomunikasi Indonesia Persero Tbk PT	2,464,500	512,441
Unilever Indonesia Tbk PT	79,000	195,084
United Tractors Tbk PT	97,400	189,788

Total Indonesia		3,438,423

Ireland - 0.1%
Dragon Oil PLC	8,357	87,611

Italy - 0.2%
DiaSorin SpA	594	24,886
Salvatore Ferragamo SpA	1,522	45,386
Tod’s SpA(a)	490	62,359

Total Italy		132,631

Japan - 3.8%
Dena Co., Ltd.(a)	2,400	32,456
Fast Retailing Co., Ltd.	600	197,404
Fuji Heavy Industries Ltd.	3,500	96,910
Idemitsu Kosan Co., Ltd.	2,400	52,144
Japan Tobacco, Inc.	18,600	678,049
JGC Corp.	2,000	60,767
Kakaku.com, Inc.	800	14,017
KDDI Corp.	11,300	689,233
Komatsu Ltd.	12,900	299,500
Nippon Shokubai Co., Ltd.	3,000	40,304
Nitto Denko Corp.	1,800	84,345
Otsuka Corp.	1,500	72,701
Sanrio Co., Ltd.(a)	600	17,431
SCSK Corp.	1,800	50,728
Sysmex Corp.	1,000	37,560
Unicharm Corp.	500	29,796
Wacom Co., Ltd.(a)	1,500	8,543

Total Japan		2,461,888

Malaysia - 0.4%
AirAsia Bhd	35,800	25,643
Bumi Armada Bhd*	19,600	20,754
Dialog Group Bhd	17,300	20,419
Kuala Lumpur Kepong Bhd	16,100	121,339
Nestle (Malaysia) Bhd	3,900	81,377

Total Malaysia		269,532

Mexico - 2.6%
Arca Continental S.A.B. de C.V.	12,500	84,705
Controladora Comercial Mexicana S.A.B. de C.V.	1,700	6,370
El Puerto de Liverpool S.A.B. de C.V. Class C1	4,400	52,099
Fomento Economico Mexicano S.A.B. de C.V.	27,000	253,059
Grupo Bimbo S.A.B. de C.V. Series A(a)	10,640	31,224
Grupo Mexico S.A.B. de C.V. Series B(a)	177,774	592,397
Kimberly-Clark de Mexico S.A.B. de C.V. Class A(a)	47,200	132,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2014

Investments	Shares	Value
Wal-Mart de Mexico S.A.B. de C.V. Series V(a)	192,700	$515,431

Total Mexico		1,667,393

Netherlands - 2.8%
Arcadis N.V.	1,174	40,458
ASML Holding N.V.	2,546	237,073
Gemalto N.V.(a)	395	40,940
Heineken Holding N.V.(a)	2,941	193,341
Koninklijke Vopak N.V.(a)	1,669	81,578
Unilever N.V. CVA	27,835	1,217,814

Total Netherlands		1,811,204

Norway - 0.2%
Aker Solutions ASA	8,685	150,876

Philippines - 0.6%
Ayala Land, Inc.	86,900	60,720
International Container Terminal Services, Inc.	19,610	49,867
Jollibee Foods Corp.	6,690	26,975
Petron Corp.	30,600	8,931
Semirara Mining Corp.	12,000	100,729
SM Prime Holdings, Inc.	217,500	79,027
Universal Robina Corp.	22,120	78,193

Total Philippines		404,442

Portugal - 0.4%
Galp Energia, SGPS, S.A.	10,753	196,987
Jeronimo Martins, SGPS, S.A.	5,059	83,222

Total Portugal		280,209

Russia - 6.3%
Magnit OJSC GDR Reg S	2,097	123,723
MegaFon OAO GDR Reg S	28,224	889,056
MMC Norilsk Nickel OJSC ADR	106,463	2,109,032
NovaTek OAO GDR Reg S	4,061	505,188
Uralkali OJSC GDR Reg S	17,081	393,717

Total Russia		4,020,716

Singapore - 0.9%
Keppel Land Ltd.	48,000	130,141
M1 Ltd.	35,000	98,544
Sembcorp Marine Ltd.(a)	54,000	177,596
Singapore Exchange Ltd.	29,000	161,673
Super Group Ltd.(a)	10,000	11,310

Total Singapore		579,264

South Africa - 3.7%
Bidvest Group Ltd.	6,715	178,360
Capitec Bank Holdings Ltd.	2,088	43,667
Foschini Group Ltd. (The)(a)	8,135	85,259
Imperial Holdings Ltd.	5,311	99,843
Life Healthcare Group Holdings Ltd.	25,637	99,982
Massmart Holdings Ltd.	2,211	27,433
Mr. Price Group Ltd.	5,390	91,605
MTN Group Ltd.	62,760	1,321,359
Shoprite Holdings Ltd.	4,934	71,421
SPAR Group Ltd. (The)	3,046	35,620
Tiger Brands Ltd.(a)	2,696	77,707
Truworths International Ltd.	13,612	95,948
Woolworths Holdings Ltd.	18,082	132,826

Total South Africa		2,361,030

South Korea - 0.4%
Coway Co., Ltd.	1,135	95,013
Kangwon Land, Inc.	3,550	104,206
KEPCO Plant Service & Engineering Co., Ltd.	814	55,672

Total South Korea		254,891

Spain - 2.4%
Distribuidora Internacional de Alimentacion S.A.	5,337	49,134
Inditex S.A.	8,891	1,368,258
Prosegur Cia de Seguridad S.A.	10,719	76,902
Viscofan S.A.	627	37,377

Total Spain		1,531,671

Sweden - 6.3%
Atlas Copco AB Class A	19,801	571,933
Atlas Copco AB Class B	10,111	269,965
Boliden AB	9,225	133,780
Elekta AB Class B(a)	3,095	39,351
Hennes & Mauritz AB Class B	48,253	2,107,575
SKF AB Class B	9,484	241,875
Volvo AB Class A	14,994	207,573
Volvo AB Class B	32,419	446,374

Total Sweden		4,018,426

Switzerland - 10.1%
Aryzta AG*	343	32,490
Cie Financiere Richemont S.A. Registered Shares	2,617	274,596
Geberit AG Registered Shares	394	138,309
Partners Group Holding AG	353	96,490
Roche Holding AG Bearer Shares	3,635	1,062,667
Roche Holding AG Genusschein	12,637	3,769,155
Schindler Holding AG Participating Shares	434	65,971
Schindler Holding AG Registered Shares	927	139,761
Sonova Holding AG Registered Shares	657	100,239
Swatch Group AG (The) Bearer Shares	278	167,872
Syngenta AG Registered Shares	1,718	639,891

Total Switzerland		6,487,441

Taiwan - 3.8%
Largan Precision Co., Ltd.	2,000	159,421
President Chain Store Corp.	13,000	104,059
Taiwan Semiconductor Manufacturing Co., Ltd.	521,000	2,207,332

Total Taiwan		2,470,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

June 30, 2014

Investments	Shares	Value
Thailand - 2.9%
Advanced Info Service PCL NVDR	102,245	$693,080
Central Pattana PCL NVDR	90,450	136,560
CP ALL PCL	175,056	258,903
Home Product Center PCL NVDR	277,802	82,600
Indorama Ventures PCL	150,425	128,618
Intouch Holdings PCL NVDR	43,553	98,298
Jasmine International PCL NVDR	215,646	55,149
Minor International PCL NVDR	122,727	110,607
Robinson Department Store PCL NVDR	61,717	108,392
Siam Cement PCL (The) NVDR	7,000	97,489
Thai Union Frozen Products PCL NVDR	59,130	118,424

Total Thailand		1,888,120

Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanayii AS	5,557	68,011
Aselsan Elektronik Sanayi ve Ticaret AS	6,239	27,630
BIM Birlesik Magazalar AS	3,296	75,548
Coca-Cola Icecek AS	722	17,809
Koza Altin Isletmeleri AS	3,518	40,153
TAV Havalimanlari Holding AS	9,457	75,155
Turk Hava Yollari	16,948	51,876
Ulker Biskuvi Sanayi AS	6,019	50,388

Total Turkey		406,570

United Kingdom - 15.6%
Admiral Group PLC	6,904	182,856
AMEC PLC	8,397	174,445
ARM Holdings PLC	6,137	92,446
Aveva Group PLC	523	18,225
Berkeley Group Holdings PLC	630	26,047
BG Group PLC	36,661	774,157
British American Tobacco PLC	41,483	2,466,934
Burberry Group PLC	6,122	155,236
Capita PLC	12,483	244,389
Compass Group PLC	36,178	629,105
Croda International PLC	2,605	98,036
Diageo PLC	32,599	1,040,097
Dunelm Group PLC	2,127	30,368
Fresnillo PLC	20,179	300,867
Hargreaves Lansdown PLC	6,083	128,764
Hikma Pharmaceuticals PLC	1,487	42,664
InterContinental Hotels Group PLC	4,941	204,535
Intertek Group PLC	1,780	83,667
ITV PLC	58,315	177,683
John Wood Group PLC	3,714	51,216
Next PLC	2,486	275,232
Reckitt Benckiser Group PLC	11,445	998,030
Rotork PLC	996	45,470
Smiths Group PLC	8,860	196,486
Spirax-Sarco Engineering PLC	1,093	51,076
TalkTalk Telecom Group PLC	29,251	162,798
Taylor Wimpey PLC	13,718	26,739
Unilever PLC	21,894	992,413
Victrex PLC	1,854	53,954
Weir Group PLC (The)	2,686	120,282
Whitbread PLC	2,433	183,417

Total United Kingdom		10,027,634

TOTAL COMMON STOCKS (Cost: $55,095,887)		63,264,940

EXCHANGE-TRADED FUNDS & NOTES - 1.4%

United States - 1.4%
iPath MSCI India Index ETN*	10,407	716,730
WisdomTree DEFA Fund(b)	1,983	111,068
WisdomTree Emerging Markets Equity Income Fund(b)	1,443	74,805

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $727,366)		902,603

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $2,577,999)(d)	2,577,999	2,577,999

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $58,401,252)		66,745,542
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.7)%		(2,361,148)

NET ASSETS - 100.0%		$64,384,394

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $2,754,113 and the total market value of the collateral held by the Fund was $2,921,137. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $343,138.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 15.1%
Abacus Property Group	154,068	$363,543
Australand Property Group	179,547	752,427
BWP Trust(a)	126,422	295,922
CFS Retail Property Trust Group(a)	847,266	1,631,372
Charter Hall Group(a)	71,575	287,789
Charter Hall Retail REIT(a)	90,213	330,373
Cromwell Property Group	389,300	358,255
Dexus Property Group	1,410,936	1,478,201
Federation Centres Ltd.	328,249	771,447
Goodman Group(a)	266,773	1,271,559
GPT Group (The)	423,522	1,535,007
Investa Office Fund	157,769	506,295
Lend Lease Group	135,249	1,673,555
Mirvac Group	646,735	1,089,601
Scentre Group*	847,524	2,559,794
Stockland(a)	674,966	2,471,819
Westfield Corp.	453,762	3,062,226

Total Australia		20,439,185

Belgium - 0.9%
Befimmo S.A.	6,686	509,611
Cofinimmo	5,854	729,446

Total Belgium		1,239,057

Brazil - 1.2%
Aliansce Shopping Centers S.A.	12,703	103,510
BR Malls Participacoes S.A.	52,791	450,284
BR Properties S.A.	43,496	262,661
Iguatemi Empresa de Shopping Centers S.A.	16,040	162,431
JHSF Participacoes S.A.	67,387	117,708
LPS Brasil Consultoria de Imoveis S.A.	10,642	48,283
Multiplan Empreendimentos Imobiliarios S.A.	16,212	377,331
Sao Carlos Empreendimentos e Participacoes S.A.	7,035	110,116

Total Brazil		1,632,324

Canada - 8.9%
Allied Properties Real Estate Investment Trust	11,538	382,921
Artis Real Estate Investment Trust	32,676	483,169
Boardwalk Real Estate Investment Trust	7,799	477,832
Brookfield Asset Management, Inc. Class A	45,251	1,997,136
Brookfield Canada Office Properties	15,820	409,183
Calloway Real Estate Investment Trust	30,158	752,003
Canadian Apartment Properties REIT	21,355	458,316
Canadian Real Estate Investment Trust	13,112	566,137
Chartwell Retirement Residences	39,222	399,161
Cominar Real Estate Investment Trust	36,291	642,243
Dream Office Real Estate Investment Trust	29,832	820,335
First Capital Realty, Inc.(a)	36,826	643,759
Granite Real Estate Investment Trust	11,285	418,493
H&R Real Estate Investment Trust	54,803	1,191,605
Morguard Real Estate Investment Trust	18,145	302,544
Northern Property Real Estate Investment Trust	7,830	210,902
RioCan Real Estate Investment Trust	72,340	1,854,767

Total Canada		12,010,506

Chile - 0.1%
Parque Arauco S.A.	78,536	143,236

China - 3.7%
China Overseas Land & Investment Ltd.(a)	678,049	1,644,741
China South City Holdings Ltd.	1,120,000	588,154
Franshion Properties China Ltd.(a)	1,152,000	303,222
Guangzhou R&F Properties Co., Ltd. Class H	894,000	1,103,896
Shenzhen Investment Ltd.(a)	1,058,000	338,545
Sino-Ocean Land Holdings Ltd.(a)	1,431,200	725,724
Yuexiu Property Co., Ltd.(a)	1,838,000	350,983

Total China		5,055,265

Finland - 0.3%
Sponda Oyj	64,875	346,412

France - 10.1%
Fonciere Des Regions	18,012	1,952,669
Gecina S.A.	13,413	1,955,810
ICADE	13,402	1,436,754
Klepierre	42,402	2,160,506
Mercialys S.A.	24,859	579,288
Unibail-Rodamco SE	19,025	5,533,915

Total France		13,618,942

Germany - 1.0%
Deutsche Euroshop AG	10,203	504,297
Deutsche Wohnen AG Bearer Shares	29,427	634,567
TAG Immobilien AG(a)	16,914	206,359

Total Germany		1,345,223

Hong Kong - 21.8%
Champion REIT	1,448,000	672,589
Cheung Kong Holdings Ltd.	291,238	5,166,892
China Overseas Grand Oceans Group Ltd.	89,300	55,306
Hang Lung Group Ltd.	107,649	582,667
Hang Lung Properties Ltd.	509,283	1,570,492
Henderson Land Development Co., Ltd.(a)	259,037	1,515,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2014

Investments	Shares	Value
Hui Xian Real Estate Investment Trust	1,208,634	$652,526
Hysan Development Co., Ltd.	135,115	632,833
Kowloon Development Co., Ltd.	289,398	340,167
Link REIT (The)	367,446	1,977,007
New World Development Co., Ltd.	1,094,242	1,245,262
Regal Real Estate Investment Trust	756,000	203,867
Sino Land Co., Ltd.	1,107,735	1,823,750
Sun Hung Kai Properties Ltd.	371,871	5,100,400
Swire Pacific Ltd. Class A	133,959	1,648,918
Swire Pacific Ltd. Class B	515,798	1,188,611
Swire Properties Ltd.	625,200	1,827,115
Wharf Holdings Ltd.	305,872	2,202,179
Wheelock & Co., Ltd.	190,231	794,025
Yuexiu Real Estate Investment Trust	414,000	200,314

Total Hong Kong		29,400,636

Indonesia - 0.2%
Bumi Serpong Damai PT	731,724	91,658
Ciputra Development Tbk PT	639,417	49,891
Lippo Karawaci Tbk PT	525,700	42,571
Summarecon Agung Tbk PT	696,700	66,702

Total Indonesia		250,822

Israel - 0.6%
Azrieli Group	12,610	415,583
Gazit-Globe Ltd.	30,188	405,001

Total Israel		820,584

Italy - 0.3%
Beni Stabili SpA(a)	399,631	366,594

Japan - 4.2%
Aeon Mall Co., Ltd.	9,730	256,348
Daito Trust Construction Co., Ltd.	13,000	1,528,355
Daiwa House Industry Co., Ltd.(a)	50,000	1,036,474
Mitsubishi Estate Co., Ltd.	30,589	755,176
Mitsui Fudosan Co., Ltd.	30,308	1,021,984
Nomura Real Estate Holdings, Inc.	13,765	260,476
Sumitomo Real Estate Sales Co., Ltd.	4,780	152,641
Sumitomo Realty & Development Co., Ltd.	11,279	483,982
Tokyo Tatemono Co., Ltd.	12,000	110,992
Tokyu Fudosan Holdings Corp.	15,568	122,786

Total Japan		5,729,214

Malaysia - 1.5%
CapitaMalls Malaysia Trust	357,936	164,978
IGB Corp. Bhd	234,100	195,387
KLCC Property Holdings Bhd	179,147	364,320
Mah Sing Group Bhd	148,880	105,714
Pavilion Real Estate Investment Trust	569,300	239,351
SP Setia Bhd Group	414,100	395,916
Sunway Bhd	97,700	92,497
Sunway Real Estate Investment Trust	592,796	265,844
UOA Development Bhd	235,200	151,624

Total Malaysia		1,975,631

Mexico - 0.3%
Fibra Uno Administracion S.A. de C.V.(a)	137,273	479,022

Netherlands - 2.4%
Corio N.V.	38,620	1,972,297
Eurocommercial Properties N.V. CVA	13,471	664,346
Wereldhave N.V.	6,341	589,493

Total Netherlands		3,226,136

New Zealand - 0.2%
Goodman Property Trust	297,414	274,723

Philippines - 0.9%
Ayala Land, Inc.	637,100	445,167
Robinsons Land Corp.	434,700	235,027
SM Prime Holdings, Inc.	1,571,175	570,878

Total Philippines		1,251,072

Russia - 0.2%
LSR Group OJSC GDR Reg S	67,435	263,199

Singapore - 10.2%
Ascendas Real Estate Investment Trust	523,901	966,568
Ascott Residence Trust	283,000	278,085
CapitaCommercial Trust(a)	735,635	1,003,152
CapitaLand Ltd.(a)	431,589	1,107,837
CapitaMall Trust	782,786	1,240,125
CDL Hospitality Trusts(a)	308,432	435,439
City Developments Ltd.	51,103	419,351
Far East Hospitality Trust	244,000	170,280
Fortune Real Estate Investment Trust	647,000	565,160
Fragrance Group Ltd.	395,616	74,576
Frasers Centrepoint Trust	250,000	380,019
Global Logistic Properties Ltd.	225,000	487,306
GuocoLand Ltd.	173,000	294,197
Keppel Land Ltd.	264,168	716,230
Keppel REIT Management Ltd.(a)	797,000	818,321
Mapletree Commercial Trust	555,490	610,453
Mapletree Industrial Trust	517,018	593,058
Mapletree Logistics Trust	824,187	770,207
Parkway Life Real Estate Investment Trust	99,000	187,414
Singapore Land Ltd.†	60,000	449,043
Starhill Global REIT	385,000	254,783
Suntec Real Estate Investment Trust(a)	614,828	892,663
UOL Group Ltd.	102,000	533,462
Wheelock Properties Singapore Ltd.(a)	222,000	318,758
Wing Tai Holdings Ltd.	109,000	172,246

Total Singapore		13,738,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2014

Investments	Shares	Value
South Africa - 2.5%
Capital Property Fund	464,464	$467,138
Growthpoint Properties Ltd.	465,605	1,082,309
Hyprop Investments Ltd.	55,106	413,965
Redefine Properties Ltd.	970,162	874,525
Resilient Property Income Fund Ltd.	85,309	481,523

Total South Africa		3,319,460

Sweden - 1.5%
Atrium Ljungberg AB Class B	19,814	323,053
Castellum AB	38,784	687,459
Fabege AB	39,276	555,475
Hufvudstaden AB Class A	34,310	481,393

Total Sweden		2,047,380

Switzerland - 1.6%
Allreal Holding AG Registered Shares*	2,684	381,353
PSP Swiss Property AG Registered Shares*	6,890	648,754
Swiss Prime Site AG Registered Shares*	13,015	1,078,713

Total Switzerland		2,108,820

Taiwan - 1.0%
Cathay Real Estate Development Co., Ltd.	267,000	159,621
Farglory Land Development Co., Ltd.	370,291	504,130
Highwealth Construction Corp.	191,800	429,106
Ruentex Development Co., Ltd.	111,782	202,539

Total Taiwan		1,295,396

Thailand - 1.6%
Bangkok Land PCL NVDR	1,156,321	66,982
Central Pattana PCL NVDR	215,774	325,772
Hemaraj Land and Development PCL NVDR	1,660,600	193,408
Land and Houses PCL NVDR	2,094,311	635,617
LPN Development PCL NVDR	255,400	159,748
Pruksa Real Estate PCL NVDR	225,793	203,496
Quality Houses PCL NVDR	1,592,606	173,712
Sansiri PCL NVDR	1,986,451	123,637
Supalai PCL NVDR	330,121	222,759

Total Thailand		2,105,131

Turkey - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	324,346	406,905
Torunlar Gayrimenkul Yatirim Ortakligi AS	44,292	71,651

Total Turkey		478,556

United Kingdom - 6.6%
British Land Co. PLC	175,025	2,102,346
Derwent London PLC	8,951	410,017
Great Portland Estates PLC	31,331	344,999
Hammerson PLC	118,012	1,170,340
Intu Properties PLC	218,240	1,162,758
Land Securities Group PLC	114,622	2,030,418
Londonmetric Property PLC	174,536	403,179
Segro PLC	182,079	1,074,703
Shaftesbury PLC	22,033	247,136

Total United Kingdom		8,945,896

TOTAL COMMON STOCKS (Cost: $117,938,966)		133,907,155

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Global Natural Resources Fund(b) (Cost: $96,791)	4,223	96,749

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.8%

United States - 10.8%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $14,595,124)(d)	14,595,124	14,595,124

TOTAL INVESTMENTS IN SECURITIES - 110.1% (Cost: $132,630,881)		148,599,028
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (10.1)%		(13,653,383)

NET ASSETS - 100.0%		$134,945,645

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $449,043, which represents 0.3% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)	At June 30, 2014, the total market value of the Fund’s securities on loan was $13,705,166 and the total market value of the collateral held by the Fund was $14,595,124.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 97.8%

Australia - 2.6%
AGL Energy Ltd.	24,999	$365,255
Envestra Ltd.	209,130	268,447

Total Australia		633,702

Austria - 0.8%
Verbund AG(a)	9,865	191,052

Brazil - 11.5%
Centrais Eletricas Brasileiras S.A.	184,417	534,651
Cia de Saneamento Basico do Estado de Sao Paulo	5,034	53,786
Cia de Saneamento de Minas Gerais-COPASA	9,342	171,658
CPFL Energia S.A.	31,194	287,725
EDP - Energias do Brasil S.A.	59,109	290,973
Equatorial Energia S.A.	5,011	57,156
Light S.A.	76,836	751,592
Tractebel Energia S.A.	22,855	342,187
Transmissora Alianca de Energia Eletrica S.A.	35,628	321,672

Total Brazil		2,811,400

Canada - 8.6%
Algonquin Power & Utilities Corp.(a)	27,335	211,207
Atco Ltd. Class I	1,955	94,928
Canadian Utilities Ltd. Class A(a)	3,773	141,689
Capital Power Corp.(a)	12,601	311,964
Emera, Inc.	6,438	206,168
Fortis, Inc.(a)	6,485	197,689
Northland Power, Inc.(a)	14,644	250,632
Superior Plus Corp.(a)	22,077	294,111
TransAlta Corp.(a)	32,259	396,139

Total Canada		2,104,527

Chile - 5.0%
AES Gener S.A.	216,089	111,902
Aguas Andinas S.A. Class A	422,034	265,621
Cia General de Electricidad S.A.	19,630	78,390
Colbun S.A.	62,137	15,577
E.CL S.A.	96,097	127,580
Empresa Nacional de Electricidad S.A.	68,561	102,765
Enersis S.A.	404,552	136,497
Gasco S.A.	13,937	92,885
Inversiones Aguas Metropolitanas S.A.	179,266	289,324

Total Chile		1,220,541

China - 2.3%
China Datang Corp. Renewable Power Co., Ltd. Class H	344,000	43,497
China Longyuan Power Group Corp. Class H	56,100	60,875
China Resources Power Holdings Co., Ltd.	60,100	170,599
Guangdong Investment Ltd.(a)	202,600	233,698
Huaneng Power International, Inc. Class H	44,640	50,398

Total China		559,067

Czech Republic - 1.9%
CEZ AS	15,045	454,000

Finland - 2.2%
Fortum Oyj(a)	19,568	525,382

France - 10.7%
Electricite de France S.A.	16,459	518,302
GDF Suez	25,038	689,215
Rubis SCA	3,648	232,676
Suez Environnement Co.	27,780	531,729
Veolia Environnement S.A.(a)	33,454	637,357

Total France		2,609,279

Germany - 4.4%
E.ON SE	27,123	560,003
RWE AG	12,251	526,099

Total Germany		1,086,102

Hong Kong - 3.1%
China Power International Development Ltd.(a)	615,000	242,815
CLP Holdings Ltd.	25,822	211,897
Hong Kong & China Gas Co., Ltd.	42,496	92,994
Power Assets Holdings Ltd.	22,886	200,059

Total Hong Kong		747,765

Indonesia - 0.7%
Perusahaan Gas Negara Persero Tbk PT	389,600	183,216

Italy - 7.2%
A2A SpA	133,065	153,492
Edison SpA RSP	14,102	17,580
Enel Green Power SpA(a)	39,832	112,780
Enel SpA(a)	85,111	495,718
Iren SpA	69,390	107,166
Snam SpA	79,839	480,971
Terna Rete Elettrica Nazionale SpA(a)	73,791	389,171

Total Italy		1,756,878

Japan - 3.3%
Chugoku Electric Power Co., Inc. (The)(a)	13,000	177,346
Electric Power Development Co., Ltd.	3,742	121,526
Hokuriku Electric Power Co.(a)	13,500	178,969
Osaka Gas Co., Ltd.	27,000	113,538
Toho Gas Co., Ltd.(a)	18,000	98,969
Tokyo Gas Co., Ltd.	19,000	111,031

Total Japan		801,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2014

Investments	Shares	Value
Malaysia - 2.2%
Petronas Gas Bhd	19,900	$151,837
Tenaga Nasional Bhd	64,000	242,766
YTL Corp. Bhd	299,260	150,981

Total Malaysia		545,584

New Zealand - 0.8%
Contact Energy Ltd.	42,325	196,776

Philippines - 2.2%
Aboitiz Power Corp.	333,300	279,850
Energy Development Corp.	538,900	77,779
Manila Electric Co.	19,270	112,927
Manila Water Co., Inc.	110,600	64,612

Total Philippines		535,168

Poland - 4.9%
Enea S.A.	31,126	161,949
PGE S.A.	101,289	722,135
Tauron Polska Energia S.A.	190,500	324,327

Total Poland		1,208,411

Portugal - 2.8%
EDP Renovaveis S.A.	10,619	79,063
EDP-Energias de Portugal S.A.	121,939	611,715

Total Portugal		690,778

Russia - 0.6%
RusHydro JSC ADR	79,924	153,054

Spain - 6.7%
Enagas S.A.(a)	11,793	379,440
Gas Natural SDG S.A.(a)	14,046	443,565
Iberdrola S.A.	41,530	317,454
Red Electrica Corp. S.A.(a)	5,306	485,283

Total Spain		1,625,742

Thailand - 3.7%
Electricity Generating PCL NVDR	45,846	195,645
Glow Energy PCL	78,600	201,616
Ratchaburi Electricity Generating Holding PCL	112,000	187,213
Ratchaburi Electricity Generating Holding PCL NVDR	18,493	30,912
TTW PCL NVDR	859,420	285,988

Total Thailand		901,374

United Kingdom - 9.6%
Centrica PLC	46,431	248,173
Drax Group PLC	30,475	333,750
National Grid PLC	27,646	397,072
Pennon Group PLC	24,572	329,813
Severn Trent PLC	8,698	287,332
SSE PLC	13,484	361,282
United Utilities Group PLC	26,120	393,912

Total United Kingdom		2,351,334

TOTAL COMMON STOCKS (Cost: $22,694,689)		23,892,511

EXCHANGE-TRADED FUNDS & NOTES - 1.4%

United States - 1.4%
iPath MSCI India Index ETN*	4,486	308,951
WisdomTree Global ex-U.S. Real Estate Fund(b)	1,018	30,621

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $278,184)		339,572

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.7%

United States - 19.7%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $4,805,036)(d)	4,805,036	4,805,036

TOTAL INVESTMENTS IN SECURITIES - 118.9% (Cost: $27,777,909)		29,037,119
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (18.9)%		(4,610,261)

NET ASSETS - 100.0%		$24,426,858

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $4,613,846 and the total market value of the collateral held by the Fund was $4,859,994. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,958.

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
NVDR	-	Non-Voting Depositary Receipt
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 4.9%
BHP Billiton Ltd.	11,441	$387,670
Rio Tinto Ltd.	5,913	331,008
Woodside Petroleum Ltd.	11,942	462,919

Total Australia		1,181,597

Brazil - 2.4%
Petroleo Brasileiro S.A.	14,500	106,837
Vale S.A.	35,200	466,970

Total Brazil		573,807

Canada - 11.3%
Agrium, Inc.(a)	1,336	122,606
Cameco Corp.(a)	6,220	122,222
Canadian Natural Resources Ltd.	3,600	165,712
Crescent Point Energy Corp.(a)	14,508	644,119
Encana Corp.	17,313	410,902
First Quantum Minerals Ltd.	3,646	78,113
Husky Energy, Inc.(a)	10,900	352,639
Imperial Oil Ltd.(a)	2,186	115,400
Potash Corp. of Saskatchewan, Inc.(a)	3,423	130,409
Silver Wheaton Corp.	5,892	155,328
Suncor Energy, Inc.	4,509	192,611
Teck Resources Ltd. Class B	10,143	231,971

Total Canada		2,722,032

China - 2.5%
China Shenhua Energy Co., Ltd. Class H	114,000	329,482
CNOOC Ltd.	147,618	265,129

Total China		594,611

France - 3.2%
Technip S.A.	1,319	144,274
Total S.A.	8,778	634,331

Total France		778,605

Germany - 1.1%
K+S AG Registered Shares	7,833	257,550

Indonesia - 0.2%
Charoen Pokphand Indonesia Tbk PT	128,100	40,737

Israel - 1.7%
Israel Chemicals Ltd.	46,494	398,665

Italy - 2.4%
Eni SpA	20,984	574,031

Japan - 1.3%
Sumitomo Metal Mining Co., Ltd.	20,000	324,762

Malaysia - 2.2%
Felda Global Ventures Holdings Bhd	64,000	82,915
IOI Corp. Bhd	129,300	211,406
Kuala Lumpur Kepong Bhd	32,900	247,954

Total Malaysia		542,275

Mexico - 1.4%
Grupo Mexico S.A.B. de C.V. Series B(a)	71,507	238,283
Industrias Penoles S.A.B. de C.V.	4,460	111,529

Total Mexico		349,812

Netherlands - 1.3%
Fugro N.V. CVA(a)	5,677	325,014

Norway - 3.9%
Statoil ASA(a)	17,199	528,053
Yara International ASA	8,073	404,288

Total Norway		932,341

Poland - 5.3%
KGHM Polska Miedz S.A.	31,443	1,288,597

Russia - 12.4%
Gazprom OAO ADR	54,324	473,434
Lukoil OAO ADR	6,035	360,350
MMC Norilsk Nickel OJSC ADR	42,997	851,770
NovaTek OAO GDR Reg S	1,297	161,347
Novolipetsk Steel OJSC GDR Reg S	7,663	107,665
Phosagro OAO GDR Reg S	32,208	403,244
Rosneft OAO GDR Reg S	62,826	459,572
Uralkali OJSC GDR Reg S	8,014	184,723

Total Russia		3,002,105

Singapore - 0.5%
Wilmar International Ltd.	43,000	110,031

South Africa - 4.2%
Assore Ltd.	3,411	114,352
Exxaro Resources Ltd.(a)	16,022	208,582
Kumba Iron Ore Ltd.(a)	9,322	297,042
Sasol Ltd.	6,469	384,513

Total South Africa		1,004,489

South Korea - 0.7%
Korea Zinc Co., Ltd.	441	173,035

Spain - 1.1%
Repsol S.A.	9,883	260,613

Switzerland - 1.0%
Syngenta AG Registered Shares	462	172,078
Transocean Ltd.	1,770	79,558

Total Switzerland		251,636

Thailand - 2.2%
PTT Exploration & Production PCL	52,541	271,164
PTT PCL NVDR	27,200	266,510

Total Thailand		537,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2014

Investments	Shares	Value
United Kingdom - 14.1%
Anglo American PLC	13,212	$323,044
Antofagasta PLC	7,971	103,991
BG Group PLC	6,357	134,238
BHP Billiton PLC	10,978	354,673
BP PLC	57,388	505,245
Fresnillo PLC(a)	16,573	247,102
Rio Tinto PLC	6,809	361,903
Royal Dutch Shell PLC Class A	12,118	501,112
Royal Dutch Shell PLC Class B	10,676	464,117
Tullow Oil PLC	6,061	88,452
Vedanta Resources PLC	16,854	319,589

Total United Kingdom		3,403,466

United States - 17.7%
Anadarko Petroleum Corp.	347	37,986
Apache Corp.(a)	749	75,364
Archer-Daniels-Midland Co.	4,823	212,742
Baker Hughes, Inc.(a)	2,126	158,281
Cabot Oil & Gas Corp.(a)	214	7,306
CF Industries Holdings, Inc.	312	75,045
Chesapeake Energy Corp.(a)	5,648	175,540
Chevron Corp.(a)	1,885	246,087
ConocoPhillips(a)	5,356	459,170
CONSOL Energy, Inc.(a)	3,426	157,836
Devon Energy Corp.(a)	1,967	156,180
Diamond Offshore Drilling, Inc.(a)	5,598	277,829
EOG Resources, Inc.	592	69,181
Exxon Mobil Corp.	2,172	218,677
Freeport-McMoRan Copper & Gold, Inc.(a)	8,962	327,113
Halliburton Co.	1,724	122,421
Helmerich & Payne, Inc.(a)	806	93,585
Ingredion, Inc.(a)	1,715	128,694
Marathon Oil Corp.	4,351	173,692
Monsanto Co.(a)	967	120,624
Mosaic Co. (The)(a)	1,869	92,422
National Oilwell Varco, Inc.(a)	936	77,080
Noble Energy, Inc.(a)	1,133	87,762
Occidental Petroleum Corp.(a)	2,050	210,391
Oceaneering International, Inc.(a)	1,021	79,771
Peabody Energy Corp.(a)	7,701	125,911
Pioneer Natural Resources Co.(a)	19	4,366
Southern Copper Corp.(a)	9,712	294,953

Total United States		4,266,009

TOTAL COMMON STOCKS (Cost: $24,739,276)		23,893,494

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/10/14* (Cost: $6,505)	9,883	6,725

EXCHANGE-TRADED FUNDS & NOTES - 0.7%

United States - 0.7%
iPath MSCI India Index ETN*	2,173	149,655
WisdomTree Global Equity Income Fund(b)	425	20,995

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $135,343)		170,650

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.2%

United States - 24.2%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $5,831,440)(d)	5,831,440	5,831,440

TOTAL INVESTMENTS IN SECURITIES - 123.9% (Cost: $30,712,564)		29,902,309
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (23.9)%		(5,761,962)

NET ASSETS - 100.0%		$24,140,347

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)	At June 30, 2014, the total market value of the Fund’s securities on loan was $5,623,428 and the total market value of the collateral held by the Fund was $5,831,440.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

India - 99.9%

Auto Components - 0.8%
Apollo Tyres Ltd.	1,695,633	$5,613,111
Bharat Forge Ltd.	403,874	4,203,593
Exide Industries Ltd.	1,089,451	2,626,493
Motherson Sumi Systems Ltd.	260,778	1,405,890

Total Auto Components		13,849,087

Automobiles - 7.0%
Bajaj Auto Ltd.	311,872	12,010,274
Hero MotoCorp Ltd.	317,056	13,888,629
Mahindra & Mahindra Ltd.	1,579,148	30,120,519
Maruti Suzuki India Ltd.	206,565	8,377,826
Tata Motors Ltd.	7,110,299	50,987,978

Total Automobiles		115,385,226

Banks - 15.3%
Allahabad Bank	1,570,701	3,788,015
Axis Bank Ltd.	844,758	26,950,933
Bank of Baroda	687,758	10,022,205
Bank of India	1,739,240	8,720,057
Canara Bank	1,461,627	11,237,116
HDFC Bank Ltd.	1,695,958	23,165,921
ICICI Bank Ltd.	2,501,276	58,977,214
IDBI Bank Ltd.	3,495,776	6,361,504
Indian Overseas Bank	1,745,808	2,368,575
IndusInd Bank Ltd.	431,897	4,105,337
Jammu & Kashmir Bank Ltd. (The)	250,661	6,510,018
Karnataka Bank Ltd. (The)	1,182,774	2,755,119
Kotak Mahindra Bank Ltd.	682,264	10,022,685
Oriental Bank of Commerce	854,134	4,653,749
State Bank of India	1,114,315	49,768,537
UCO Bank	2,276,561	3,972,484
Union Bank of India	1,714,670	6,866,377
Vijaya Bank	2,402,606	2,215,055
Yes Bank Ltd.	1,052,786	9,470,611

Total Banks		251,931,512

Biotechnology - 0.1%
Biocon Ltd.	151,739	1,339,022

Capital Markets - 0.1%
JM Financial Ltd.	1,357,100	928,500

Chemicals - 1.4%
Asian Paints Ltd.	604,044	5,965,619
Berger Paints India Ltd.	33,798	163,076
Castrol India Ltd	215,122	1,161,362
Chambal Fertilizers & Chemicals Ltd.	944,413	902,880
Coromandel International Ltd.	443,451	1,905,560
Godrej Industries Ltd.	116,517	708,362
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29	50
Pidilite Industries Ltd.	140,129	759,066
Tata Chemicals Ltd.	293,810	1,679,717
UPL Ltd.	1,723,718	9,785,743

Total Chemicals		23,031,435

Construction & Engineering - 2.4%
Engineers India Ltd.	230,662	1,244,681
Era Infra Engineering Ltd.*	380,559	171,472
GMR Infrastructure Ltd.	415,986	238,270
IRB Infrastructure Developers Ltd.	1,799,340	6,865,883
Larsen & Toubro Ltd.	985,503	27,883,123
Voltas Ltd.	892,836	3,236,892

Total Construction & Engineering		39,640,321

Construction Materials - 1.5%
ACC Ltd.	178,710	4,365,611
Ambuja Cements Ltd.	2,145,332	7,868,655
India Cements Ltd. (The)	882,457	1,751,122
The Ramco Cements Ltd.	272,806	1,317,424
Ultratech Cement Ltd.	223,626	9,637,167

Total Construction Materials		24,939,979

Consumer Finance - 1.8%
Bajaj Finance Ltd.	52,229	1,742,457
Mahindra & Mahindra Financial Services Ltd.	1,194,748	5,602,771
Manappuram Finance Ltd.	4,196,158	1,643,021
Muthoot Finance Ltd.	1,176,385	3,682,988
Shriram City Union Finance Ltd.	29,497	719,169
Shriram Transport Finance Co., Ltd.	1,030,012	15,499,416

Total Consumer Finance		28,889,822

Diversified Financial Services - 3.7%
Credit Analysis & Research Ltd.	74,025	1,356,007
CRISIL Ltd.	13,819	411,664
IDFC Ltd.	5,226,946	11,740,966
IFCI Ltd.	5,060,824	3,542,451
L&T Finance Holdings Ltd.	1,064,933	1,319,104
Multi Commodity Exchange of India Ltd.	51,898	530,197
Power Finance Corp., Ltd.	4,224,391	21,569,714
Rural Electrification Corp., Ltd.	3,320,398	19,835,714

Total Diversified Financial Services		60,305,817

Electric Utilities - 2.8%
CESC Ltd.	454,001	5,335,238
Power Grid Corp. of India Ltd.	6,664,612	15,424,624
Reliance Infrastructure Ltd.	1,981,858	25,487,857

Total Electric Utilities		46,247,719

Electrical Equipment - 2.4%
ABB India Ltd.	12,995	242,226
Amara Raja Batteries Ltd.	84,908	664,639
Bharat Heavy Electricals Ltd.	8,442,624	35,134,904
Havells India Ltd.	198,610	3,871,813

Total Electrical Equipment		39,913,582

Food Products - 0.5%
Britannia Industries Ltd.	11,334	190,028
GlaxoSmithKline Consumer Healthcare Ltd.*	27,857	2,089,101
McLeod Russel India Ltd.	229,421	1,211,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2014

Investments	Shares	Value
Nestle India Ltd.	34,394	$2,819,084
Tata Global Beverages Ltd.	562,171	1,614,682

Total Food Products		7,923,988

Gas Utilities - 1.2%
GAIL India Ltd.	2,148,893	16,544,100
Gujarat State Petronet Ltd.	1,273,527	1,913,096
Indraprastha Gas Ltd.	278,499	1,660,715

Total Gas Utilities		20,117,911

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	123,660	2,045,854
Fortis Healthcare Ltd.*	319,658	648,138

Total Health Care Providers & Services		2,693,992

Hotels, Restaurants & Leisure - 0.0%
Jubilant Foodworks Ltd.*	18,440	400,992

Household Durables - 0.0%
TTK Prestige Ltd.	1,830	107,246
Videocon Industries Ltd.	116,142	356,662

Total Household Durables		463,908

Household Products - 0.9%
Hindustan Unilever Ltd.	1,456,037	15,017,916

Independent Power and Renewable Electricity Producers - 2.6%
Jaiprakash Power Ventures Ltd.*	3,198,012	1,273,462
JSW Energy Ltd.	3,218,647	4,513,973
NHPC Ltd.	15,885,510	6,972,774
NTPC Ltd.	11,421,903	29,663,334

Total Independent Power and Renewable Electricity Producers		42,423,543

Industrial Conglomerates - 0.7%
Aditya Birla Nuvo Ltd.	169,205	3,883,177
Jaiprakash Associates Ltd.	3,734,262	4,793,167
Siemens Ltd.	166,477	2,646,000

Total Industrial Conglomerates		11,322,344

Insurance - 0.3%
Bajaj Finserv Ltd.	323,654	5,030,103

IT Services - 12.2%
eClerx Services Ltd.	37,871	730,156
HCL Technologies Ltd.	772,307	19,263,053
Hexaware Technologies Ltd.	1,134,136	2,984,072
Infosys Ltd.	1,790,162	96,898,527
Mindtree Ltd.	223,358	3,269,877
Mphasis Ltd.	336,296	2,379,988
Tata Consultancy Services Ltd.	1,162,179	46,865,890
Tech Mahindra Ltd.	195,719	7,002,864
Wipro Ltd.	2,404,823	21,847,124

Total IT Services		201,241,551

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	163,208	3,959,514

Machinery - 0.5%
Ashok Leyland Ltd.	5,216,075	3,165,462
Cummins India Ltd.	287,915	3,100,071
Eicher Motors Ltd.	12,818	1,703,785
Thermax Ltd.	53,010	827,606

Total Machinery		8,796,924

Media - 0.6%
Sun TV Network Ltd.	394,254	3,008,444
Zee Entertainment Enterprises Ltd.	1,365,952	6,664,538

Total Media		9,672,982

Metals & Mining - 6.2%
Bhushan Steel Ltd.	480,585	3,104,286
Hindalco Industries Ltd.	7,350,795	20,068,178
Hindustan Copper Ltd.	153,949	295,893
Hindustan Zinc Ltd.	2,003,898	5,574,065
Jindal Steel & Power Ltd.	3,172,162	17,011,902
JSW Steel Ltd.	457,722	9,412,429
NMDC Ltd.	5,680,092	17,235,294
Sesa Sterlite Ltd.	4,007,297	19,478,482
Steel Authority of India Ltd.	6,183,213	9,761,345

Total Metals & Mining		101,941,874

Oil, Gas & Consumable Fuels - 19.4%
Bharat Petroleum Corp., Ltd.	1,105,683	11,037,527
Cairn India Ltd.	6,280,581	38,119,978
Coal India Ltd.	4,245,223	27,170,980
Gujarat Mineral Development Corp., Ltd.	530,889	1,489,526
Hindustan Petroleum Corp., Ltd.	581,952	4,027,075
Indian Oil Corp., Ltd.	1,552,856	8,897,068
Oil & Natural Gas Corp., Ltd.	12,347,762	87,221,659
Petronet LNG Ltd.	1,918,416	5,607,408
Reliance Industries Ltd.	8,017,862	135,361,827

Total Oil, Gas & Consumable Fuels		318,933,048

Personal Products - 0.6%
Colgate-Palmolive India Ltd.	57,101	1,432,201
Dabur India Ltd.	934,417	2,913,013
Godrej Consumer Products Ltd.	287,693	3,943,372
Marico Kaya Enterprises Ltd.*†	3,767	7,829
Marico Ltd.	231,885	940,918

Total Personal Products		9,237,333

Pharmaceuticals - 4.0%
Aurobindo Pharma Ltd.	479,475	5,906,045
Cadila Healthcare Ltd.	162,697	2,896,058
Cipla Ltd.	1,016,848	7,405,095
Dr. Reddy’s Laboratories Ltd.	235,145	10,259,078
GlaxoSmithKline Pharmaceuticals Ltd.	20,257	842,546
Glenmark Pharmaceuticals Ltd.	467,177	4,428,259
Ipca Laboratories Ltd.	57,778	843,302
Lupin Ltd.	347,501	6,055,340
Ranbaxy Laboratories Ltd.*	541,304	4,649,391
Sun Pharmaceutical Industries Ltd.	1,545,806	17,681,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2014

Investments	Shares	Value
Torrent Pharmaceuticals Ltd.	77,385	$913,579
Wockhardt Ltd.	498,325	4,767,001

Total Pharmaceuticals		66,646,918

Real Estate Management & Development - 0.9%
DLF Ltd.	948,648	3,391,916
Housing Development & Infrastructure Ltd.*	1,476,254	2,477,809
Oberoi Realty Ltd.	447,370	1,929,467
Prestige Estates Projects Ltd.	360,190	1,372,010
Sobha Developers Ltd.	228,133	1,887,611
Unitech Ltd.*	5,479,803	3,074,958

Total Real Estate Management & Development		14,133,771

Road & Rail - 0.3%
Container Corp. of India	249,679	4,936,085

Software - 0.4%
KPIT Technologies Ltd.	309,022	886,040
NIIT Technologies Ltd.	171,454	1,263,278
Oracle Financial Services Software Ltd.*	71,158	3,705,315
Vakrangee Ltd.	222,327	478,144

Total Software		6,332,777

Specialty Retail - 0.1%
PC Jeweller Ltd.	485,753	988,951

Textiles, Apparel & Luxury Goods - 0.4%
Arvind Ltd.	1,322,477	5,139,729
Bata India Ltd.	14,499	309,181
Titan Co., Ltd.	339,320	1,991,802

Total Textiles, Apparel & Luxury Goods		7,440,712

Thrifts & Mortgage Finance - 4.9%
Housing Development Finance Corp.	4,353,914	71,850,983
LIC Housing Finance Ltd.	1,543,998	8,403,487

Total Thrifts & Mortgage Finance		80,254,470

Tobacco - 1.2%
ITC Ltd.	3,691,512	19,950,552

Trading Companies & Distributors - 0.9%
Adani Enterprises Ltd.	1,900,772	14,381,017

Transportation Infrastructure - 0.5%
Adani Ports and Special Economic Zone Ltd.	1,856,467	7,522,172

Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd.	1,365,372	7,648,081
Bharti Infratel Ltd.	271,266	1,152,807
Idea Cellular Ltd.	1,331,510	2,932,222
Reliance Communications Ltd.	1,273,010	3,096,540

Total Wireless Telecommunication Services		14,829,650

TOTAL COMMON STOCKS (Cost: $1,223,808,587)		1,642,997,020

PREFERRED STOCKS - 0.0%

India - 0.0%
Zee Entertainment Enterprises Ltd., 6.00% (Cost: $302,473)	18,747,288	236,893

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,224,111,060)		1,643,233,913
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		2,170,487

NET ASSETS - 100.0%		$1,645,404,400

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,829, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 98.7%
Australia - 9.2%
BHP Billiton Ltd.(a)	157,178	$5,325,855
Rio Tinto Ltd.	100,658	5,634,811
Telstra Corp., Ltd.	1,676,813	8,245,661
Wesfarmers Ltd.(a)	173,780	6,862,694
Woodside Petroleum Ltd.	170,518	6,609,949
Woolworths Ltd.	162,957	5,417,083

Total Australia		38,096,053

Austria - 1.1%
OMV AG	103,426	4,672,989

China - 2.3%
China Mobile Ltd.	487,500	4,730,109
CNOOC Ltd.	2,654,000	4,766,711

Total China		9,496,820

Denmark - 0.6%
Coloplast A/S Class B	26,130	2,362,891

Finland - 1.7%
Fortum Oyj	266,669	7,159,806

France - 10.1%
Bouygues S.A.	107,987	4,493,175
Casino Guichard Perrachon S.A.	27,901	3,698,970
Electricite de France S.A.(a)	174,264	5,487,653
GDF Suez	260,004	7,157,069
Orange S.A.	424,454	6,697,654
Sanofi	34,720	3,687,913
Total S.A.	78,530	5,674,872
Vivendi S.A.	205,817	5,035,666

Total France		41,932,972

Germany - 4.9%
BASF SE	28,624	3,332,373
Bayer AG Registered Shares	14,128	1,995,267
Bayerische Motoren Werke AG	26,020	3,299,615
Daimler AG Registered Shares	52,044	4,873,914
Evonik Industries AG	93,422	3,715,750
Infineon Technologies AG	98,192	1,227,299
SAP AG	23,393	1,806,409

Total Germany		20,250,627

Hong Kong - 1.2%
SJM Holdings Ltd.	1,898,000	4,755,806

Israel - 0.8%
Teva Pharmaceutical Industries Ltd.	65,079	3,443,042

Italy - 4.1%
Atlantia SpA	135,663	3,867,170
Eni SpA	242,707	6,639,401
Snam SpA	1,069,795	6,444,725

Total Italy		16,951,296

Japan - 8.8%
Astellas Pharma, Inc.	185,000	2,430,630
Canon, Inc.(a)	130,100	4,232,857
FUJIFILM Holdings Corp.	76,800	2,141,652
Hitachi Ltd.	239,000	1,750,536
Hoya Corp.	79,800	2,651,466
ITOCHU Corp.	343,700	4,413,935
Kyocera Corp.	42,600	2,021,823
Mitsui & Co., Ltd.	273,000	4,376,408
Murata Manufacturing Co., Ltd.	18,400	1,722,032
Nissan Motor Co., Ltd.	362,700	3,440,647
Takeda Pharmaceutical Co., Ltd.	93,000	4,313,775
Toyota Motor Corp.	50,800	3,050,858

Total Japan		36,546,619

Netherlands - 3.5%
Koninklijke Ahold N.V.	206,156	3,869,765
Koninklijke DSM N.V.	46,651	3,397,364
Reed Elsevier N.V.	154,936	3,553,189
Unilever N.V. CVA	81,766	3,577,360

Total Netherlands		14,397,678

Norway - 2.3%
Statoil ASA	154,055	4,729,880
Telenor ASA	218,057	4,964,321

Total Norway		9,694,201

Portugal - 1.6%
EDP-Energias de Portugal S.A.	1,306,791	6,555,604

Singapore - 2.1%
Keppel Corp., Ltd.	482,000	4,171,805
Singapore Telecommunications Ltd.	1,518,000	4,688,003

Total Singapore		8,859,808

Spain - 8.1%
Abertis Infraestructuras S.A.	208,781	4,803,752
ACS Actividades de Construccion y Servicios S.A.	107,388	4,910,813
Amadeus IT Holding S.A. Class A	42,330	1,745,639
Endesa S.A.	146,008	5,647,370
Gas Natural SDG S.A.(a)	151,332	4,778,982
Repsol S.A.	187,739	4,950,646
Telefonica S.A.	391,497	6,710,948

Total Spain		33,548,150

Sweden - 4.3%
Hennes & Mauritz AB Class B	87,090	3,803,882
Sandvik AB(a)	283,173	3,867,216
Telefonaktiebolaget LM Ericsson Class B	308,765	3,729,464
TeliaSonera AB	881,631	6,436,822

Total Sweden		17,837,384

Switzerland - 7.3%
Givaudan S.A. Registered Shares*	2,044	3,408,972
Kuehne + Nagel International AG Registered Shares	37,786	5,027,907
Nestle S.A. Registered Shares	42,280	3,275,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2014

Investments	Shares	Value
Novartis AG Registered Shares	38,725	$3,506,560
Roche Holding AG Bearer Shares	10,431	3,049,432
Swisscom AG Registered Shares	8,895	5,170,695
Transocean Ltd.	146,150	6,569,169

Total Switzerland		30,008,148

United Kingdom - 24.7%
Anglo American PLC	167,427	4,093,731
Antofagasta PLC	591,863	7,721,532
AstraZeneca PLC	70,797	5,254,270
BAE Systems PLC	736,966	5,454,975
BHP Billiton PLC	136,913	4,423,330
BP PLC	569,891	5,017,327
British American Tobacco PLC	72,884	4,334,305
British Sky Broadcasting Group PLC	266,713	4,122,592
Centrica PLC	1,058,170	5,655,906
GlaxoSmithKline PLC	208,553	5,577,132
Imperial Tobacco Group PLC	102,875	4,626,189
National Grid PLC	362,177	5,201,851
Pearson PLC	242,151	4,778,040
Reed Elsevier PLC	212,494	3,415,327
Rio Tinto PLC	86,306	4,587,220
Royal Dutch Shell PLC Class A	114,848	4,749,274
SSE PLC	238,929	6,401,704
Tesco PLC	1,155,602	5,615,521
Unilever PLC	86,373	3,915,123
Vodafone Group PLC	2,233,543	7,447,091

Total United Kingdom		102,392,440

TOTAL COMMON STOCKS (Cost: $358,147,680)		408,962,334

EXCHANGE-TRADED FUNDS - 0.9%

United States - 0.9%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $3,677,501)	69,184	3,697,885

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $9,014,427)(d)	9,014,427	9,014,427

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $370,839,608)		421,674,646
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.8)%		(7,340,424)

NET ASSETS - 100.0%		$414,334,222

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)	At June 30, 2014, the total market value of the Fund’s securities on loan was $8,577,755 and the total market value of the collateral held by the Fund was $9,014,427.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.8%

Australia - 8.7%
Ainsworth Game Technology Ltd.	1,815	$6,407
Ansell Ltd.	624	11,679
BHP Billiton Ltd.	8,859	300,180
Brambles Ltd.	4,422	38,356
CSL Ltd.	177	11,118
DuluxGroup Ltd.	2,994	15,995
Fortescue Metals Group Ltd.(a)	14,509	59,570
iiNET Ltd.	1,538	10,612
Incitec Pivot Ltd.	8,430	23,074
Magellan Financial Group Ltd.	829	8,552
Mineral Resources Ltd.	1,889	17,098
NIB Holdings Ltd.	4,525	13,923
PanAust Ltd.	3,516	7,467
Ramsay Health Care Ltd.	539	23,148

Total Australia		547,179

Austria - 0.1%
CAT Oil AG	148	3,809

Belgium - 4.4%
Anheuser-Busch InBev N.V.	2,348	269,719
Melexis N.V.	129	5,716

Total Belgium		275,435

China - 5.1%
China Everbright International Ltd.	2,000	2,859
China Overseas Land & Investment Ltd.	12,000	29,108
China Resources Power Holdings Co., Ltd.	10,000	28,386
China South City Holdings Ltd.	10,000	5,251
CITIC Telecom International Holdings Ltd.	8,000	3,014
CNOOC Ltd.	106,000	190,381
Dah Chong Hong Holdings Ltd.	4,000	2,390
Franshion Properties China Ltd.	22,000	5,791
Guangdong Investment Ltd.	10,000	11,535
Lenovo Group Ltd.(a)	12,000	16,381
Sun Art Retail Group Ltd.	16,000	18,312
Yuexiu Property Co., Ltd.	32,000	6,111

Total China		319,519

Denmark - 2.5%
GN Store Nord A/S	203	5,816
Novo Nordisk A/S Class B	3,042	139,999
Novozymes A/S Class B	98	4,915
SimCorp A/S	151	5,200

Total Denmark		155,930

Finland - 0.7%
Kone Oyj Class B	1,010	42,149

France - 7.2%
Airbus Group N.V.	732	49,048
Dassault Systemes S.A.	96	12,350
Essilor International S.A.	191	20,254
Iliad S.A.	21	6,347
L’Oreal S.A.	714	123,028
LVMH Moet Hennessy Louis Vuitton S.A.	710	136,871
Plastic Omnium S.A.	278	8,728
Publicis Groupe S.A.	333	28,240
Safran S.A.	664	43,469
Societe BIC S.A.	100	13,681
Zodiac Aerospace	366	12,387

Total France		454,403

Germany - 13.0%
adidas AG	205	20,762
BASF SE	1,693	197,097
Bilfinger SE	145	16,529
Brenntag AG	89	15,902
Continental AG	168	38,907
CTS Eventim AG	183	5,223
Deutsche Post AG Registered Shares	1,670	60,386
ElringKlinger AG	192	7,922
Evonik Industries AG	1,100	43,751
Hamburger Hafen und Logistik AG	226	6,001
Hugo Boss AG	131	19,577
Infineon Technologies AG	1,240	15,499
Leoni AG	40	3,183
NORMA Group SE	92	5,089
ProSiebenSat.1 Media AG Registered Shares(a)	668	29,756
SAP AG	1,272	98,224
Siemens AG Registered Shares	1,549	204,552
Software AG	150	5,415
Symrise AG	195	10,625
Takkt AG	213	3,905
United Internet AG Registered Shares	132	5,815
Wincor Nixdorf AG	117	6,673

Total Germany		820,793

Hong Kong - 1.6%
Hong Kong & China Gas Co., Ltd.	11,000	24,071
Hong Kong Exchanges and Clearing Ltd.	1,600	29,831
Melco International Development Ltd.	1,000	3,026
SJM Holdings Ltd.	16,000	40,091
Techtronic Industries Co.	1,000	3,206

Total Hong Kong		100,225

Ireland - 0.2%
Dragon Oil PLC	859	9,005
Kingspan Group PLC	224	3,757

Total Ireland		12,762

Israel - 0.4%
Israel Chemicals Ltd.	3,094	26,530

Italy - 1.0%
Brembo SpA	151	5,512
Brunello Cucinelli SpA	143	3,250
Luxottica Group SpA	528	30,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

June 30, 2014

Investments	Shares	Value
Pirelli & C. SpA	956	$15,340
Salvatore Ferragamo SpA	321	9,572

Total Italy		64,232

Japan - 8.2%
Astellas Pharma, Inc.	2,800	36,788
FANUC Corp.	100	17,245
Fast Retailing Co., Ltd.	60	19,740
Fuji Heavy Industries Ltd.	1,000	27,689
Hitachi Ltd.	4,000	29,298
Isuzu Motors Ltd.	2,000	13,227
Japan Tobacco, Inc.	3,000	109,363
KDDI Corp.	1,200	73,193
Kubota Corp.	1,100	15,593
Makita Corp.	100	6,179
Marubeni Corp.	4,000	29,258
Murata Manufacturing Co., Ltd.	200	18,718
Nabtesco Corp.	200	4,422
Nomura Research Institute Ltd.	200	6,298
Oracle Corp.	200	8,746
Sanrio Co., Ltd.(a)	300	8,715
Santen Pharmaceutical Co., Ltd.	100	5,627
Seiko Epson Corp.	200	8,509
Shionogi & Co., Ltd.	500	10,434
SoftBank Corp.	300	22,337
Start Today Co., Ltd.	300	7,886
Sumitomo Metal Mining Co., Ltd.	1,000	16,238
Unicharm Corp.	100	5,959
Yahoo Japan Corp.	3,500	16,169

Total Japan		517,631

Netherlands - 3.9%
ASML Holding N.V.	240	22,348
Heineken N.V.	545	39,123
Koninklijke Ahold N.V.	2,009	37,711
Unilever N.V. CVA	3,299	144,335

Total Netherlands		243,517

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	929	3,864
Mainfreight Ltd.	271	3,393
Ryman Healthcare Ltd.	468	3,503

Total New Zealand		10,760

Norway - 2.2%
Aker Solutions ASA	775	13,463
Schibsted ASA	209	10,882
Telenor ASA	3,454	78,634
Yara International ASA	693	34,705

Total Norway		137,684

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	970	15,957

Singapore - 2.0%
First Resources Ltd.	2,000	3,818
Frasers Centrepoint Ltd.	4,000	5,952
Olam International Ltd.(a)	3,000	6,209
OSIM International Ltd.	1,000	2,158
Sembcorp Industries Ltd.	3,000	12,923
Sembcorp Marine Ltd.(a)	4,000	13,155
SIA Engineering Co., Ltd.	3,000	12,152
Singapore Exchange Ltd.	3,000	16,725
Singapore Post Ltd.	5,000	6,959
Singapore Technologies Engineering Ltd.	7,300	22,251
StarHub Ltd.	6,000	20,070
Super Group Ltd.	3,000	3,393

Total Singapore		125,765

Spain - 2.8%
Amadeus IT Holding S.A. Class A	484	19,960
Distribuidora Internacional de Alimentacion S.A.	865	7,963
Grifols S.A.	129	7,050
Inditex S.A.	790	121,575
Obrascon Huarte Lain S.A.(a)	195	8,555
Tecnicas Reunidas S.A.	131	8,103
Viscofan S.A.	85	5,067

Total Spain		178,273

Sweden - 3.9%
AddTech AB Class B	500	9,311
Assa Abloy AB Class B	126	6,408
Atlas Copco AB Class A	1,684	48,641
Atlas Copco AB Class B	375	10,013
Betsson AB*	332	11,472
Hennes & Mauritz AB Class B	3,522	153,832
Hexpol AB	93	8,430

Total Sweden		248,107

Switzerland - 12.5%
ABB Ltd. Registered Shares*	4,525	104,195
Adecco S.A. Registered Shares*	250	20,580
Cie Financiere Richemont S.A. Registered Shares	370	38,823
EMS-Chemie Holding AG Registered Shares	30	11,976
Geberit AG Registered Shares	54	18,956
Givaudan S.A. Registered Shares*	18	30,020
Partners Group Holding AG	52	14,214
Roche Holding AG Bearer Shares	277	80,979
Roche Holding AG Genusschein	1,161	346,284
SGS S.A. Registered Shares	14	33,548
Sonova Holding AG Registered Shares	64	9,764
Straumann Holding AG Registered Shares	30	6,949
Swatch Group AG (The) Bearer Shares	25	15,096
Syngenta AG Registered Shares	160	59,594

Total Switzerland		790,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

June 30, 2014

Investments	Shares	Value
United Kingdom - 20.0%
Abcam PLC	542	$3,522
Admiral Group PLC	510	13,508
Aggreko PLC	264	7,448
AMEC PLC	667	13,857
Ashtead Group PLC	431	6,448
Bellway PLC	283	7,578
Berkeley Group Holdings PLC	504	20,837
BG Group PLC	2,450	51,736
BHP Billiton PLC	3,120	100,800
Bodycote PLC	400	4,702
Booker Group PLC	2,478	5,495
British American Tobacco PLC	3,567	212,124
British Sky Broadcasting Group PLC	2,790	43,125
Diageo PLC	2,983	95,175
Dunelm Group PLC	274	3,912
Elementis PLC	754	3,356
Fresnillo PLC	272	4,055
GlaxoSmithKline PLC	9,131	244,182
Hargreaves Lansdown PLC	488	10,330
Hikma Pharmaceuticals PLC	146	4,189
Howden Joinery Group PLC	1,021	5,405
IMI PLC	469	11,925
John Wood Group PLC	528	7,281
Johnson Matthey PLC	220	11,661
Marks & Spencer Group PLC	3,308	24,050
Michael Page International PLC	703	5,181
Micro Focus International PLC	278	4,126
Morgan Advanced Materials PLC	837	4,641
N Brown Group PLC	676	4,889
Persimmon PLC*	906	19,720
Premier Oil PLC	977	5,578
Reckitt Benckiser Group PLC	893	77,872
Restaurant Group PLC (The)	475	4,881
Rightmove PLC	169	6,195
Rolls-Royce Holdings PLC*	1,825	33,358
Rotork PLC	118	5,387
Smith & Nephew PLC	800	14,212
Spectris PLC	158	5,997
Spirax-Sarco Engineering PLC	128	5,981
Taylor Wimpey PLC	1,265	2,466
Telecity Group PLC	295	3,803
Travis Perkins PLC	344	9,635
Unilever PLC	2,032	92,107
Victrex PLC	170	4,947
Weir Group PLC (The)	235	10,524
Whitbread PLC	192	14,474
William Hill PLC	1,885	10,572

Total United Kingdom		1,263,247

TOTAL COMMON STOCKS (Cost: $6,340,279)		6,354,885

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $103,061)(c)	103,061	103,061

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $6,443,340)		6,457,946
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.4)%		(151,058)

NET ASSETS - 100.0%		$6,306,888

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $97,271 and the total market value of the collateral held by the Fund was $103,061.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 11.1%
AMP Ltd.	82,551	$412,954
Australia & New Zealand Banking Group Ltd.	150,489	4,735,583
BHP Billiton Ltd.	118,974	4,031,342
Brambles Ltd.	31,910	276,787
Commonwealth Bank of Australia	90,062	6,875,208
CSL Ltd.	10	628
Macquarie Group Ltd.	13,431	755,921
National Australia Bank Ltd.	136,361	4,218,930
Origin Energy Ltd.	13,264	183,031
QBE Insurance Group Ltd.	24,833	254,778
Rio Tinto Ltd.	16,245	909,391
Suncorp Group Ltd.	63,392	810,133
Telstra Corp., Ltd.	810,718	3,986,674
Wesfarmers Ltd.	59,417	2,346,419
Westpac Banking Corp.(a)	199,126	6,367,582
Woodside Petroleum Ltd.	28,757	1,114,734
Woolworths Ltd.	51,542	1,713,380

Total Australia		38,993,475

Austria - 0.1%
Erste Group Bank AG	8,325	269,225
OMV AG	46	2,078

Total Austria		271,303

Belgium - 1.1%
Anheuser-Busch InBev N.V.	29,422	3,379,756
Solvay S.A.	2,929	504,087

Total Belgium		3,883,843

China - 3.1%
BOC Hong Kong Holdings Ltd.	322,715	934,790
China Mobile Ltd.	683,486	6,631,720
China Overseas Land & Investment Ltd.	138,000	334,746
China Unicom Hong Kong Ltd.	183,522	283,677
CNOOC Ltd.	1,570,529	2,820,745

Total China		11,005,678

Denmark - 0.7%
AP Moeller - Maersk A/S Class B	90	223,628
Coloplast A/S Class B	3,063	276,982
Danske Bank A/S	4,637	131,057
Novo Nordisk A/S Class B	37,643	1,732,413

Total Denmark		2,364,080

Finland - 0.7%
Fortum Oyj	52,971	1,422,220
Kone Oyj Class B	18,608	776,544
Sampo Class A	7,200	364,249

Total Finland		2,563,013

France - 12.0%
Air Liquide S.A.	8,221	1,109,820
Airbus Group N.V.	13,312	891,987
AXA S.A.	76,425	1,826,444
BNP Paribas S.A.	23,318	1,581,766
Bouygues S.A.	8,574	356,751
Bureau Veritas S.A.	7,920	219,801
Carrefour S.A.	30,663	1,131,002
Casino Guichard Perrachon S.A.	5,976	792,267
Christian Dior S.A.	2,562	509,678
Cie de Saint-Gobain	15,921	898,197
Cie Generale des Etablissements Michelin	3,195	381,713
Credit Agricole S.A.	21,849	308,120
Danone S.A.	12,843	953,756
Electricite de France S.A.	66,105	2,081,677
Essilor International S.A.	3,012	319,395
GDF Suez	141,089	3,883,724
Kering	2,631	576,898
L’Oreal S.A.	7,686	1,324,356
LVMH Moet Hennessy Louis Vuitton S.A.	8,378	1,615,080
Natixis(a)	59,898	383,968
Orange S.A.	179,815	2,837,383
Pernod Ricard S.A.	5,427	651,644
Publicis Groupe S.A.	2,127	180,381
Renault S.A.	5,021	453,924
Safran S.A.	9,605	628,800
Sanofi	38,711	4,111,831
Schneider Electric SE	13,309	1,252,764
Societe Generale S.A.	8,315	435,514
Sodexo	8	860
Total S.A.	105,957	7,656,851
Unibail-Rodamco SE	1,837	534,339
Vinci S.A.	19,713	1,473,657
Vivendi S.A.	34,983	855,919

Total France		42,220,267

Germany - 8.7%
adidas AG	5,559	562,994
Allianz SE Registered Shares	12,544	2,090,151
BASF SE	26,230	3,053,667
Bayer AG Registered Shares	17,291	2,441,971
Bayerische Motoren Werke AG	17,474	2,215,890
Continental AG	2,067	478,700
Daimler AG Registered Shares	36,773	3,443,787
Deutsche Bank AG Registered Shares	3,395	119,437
Deutsche Boerse AG	7,208	559,366
Deutsche Post AG Registered Shares	51,217	1,851,969
Deutsche Telekom AG Registered Shares	205,000	3,592,650
E.ON SE	6,768	139,737
Evonik Industries AG	11,637	462,848
Fresenius Medical Care AG & Co. KGaA	9	605
Linde AG	4,850	1,031,251
Merck KGaA	4	347
Muenchener Rueckversicherungs AG Registered Shares	8,427	1,867,975
RWE AG	14,217	610,526
SAP AG	17,491	1,350,656
Siemens AG Registered Shares	24,879	3,285,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2014

Investments	Shares	Value
Volkswagen AG	5,024	$1,298,682

Total Germany		30,458,594

Hong Kong - 2.6%
Cheung Kong Holdings Ltd.	87,000	1,543,479
CLP Holdings Ltd.	1,000	8,206
Hang Lung Properties Ltd.	89,000	274,452
Hang Seng Bank Ltd.	71,495	1,167,853
Henderson Land Development Co., Ltd.	1,100	6,436
Hong Kong & China Gas Co., Ltd.	161,000	352,314
Hong Kong Exchanges and Clearing Ltd.	36,900	687,975
Hutchison Whampoa Ltd.	111,000	1,518,125
MTR Corp., Ltd.	143,000	550,756
Power Assets Holdings Ltd.	65,500	572,571
SJM Holdings Ltd.	228,699	573,050
Sun Hung Kai Properties Ltd.	89,442	1,226,743
Swire Properties Ltd.	51,200	149,629
Wharf Holdings Ltd.	59,000	424,781

Total Hong Kong		9,056,370

Ireland - 0.1%
CRH PLC	17,390	446,311

Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	23,839	1,261,216

Italy - 3.0%
Assicurazioni Generali SpA	22,661	496,731
Atlantia SpA	8,938	254,784
Enel SpA	442,203	2,575,552
Eni SpA	159,923	4,374,793
Intesa Sanpaolo SpA	285,011	880,343
Luxottica Group SpA	5,607	324,500
Snam SpA	178,270	1,073,945
UniCredit SpA	65,158	545,526

Total Italy		10,526,174

Japan - 10.0%
Astellas Pharma, Inc.	69,300	910,501
Bridgestone Corp.	10,600	370,929
Canon, Inc.(a)	46,300	1,506,390
Dai-ichi Life Insurance Co., Ltd. (The)(a)	15,400	229,392
Daiwa Securities Group, Inc.	42,000	363,595
Denso Corp.	13,900	663,408
East Japan Railway Co.	6,700	527,706
FANUC Corp.	2,500	431,124
FUJIFILM Holdings Corp.	8,600	239,820
Hitachi Ltd.	82,000	600,602
Honda Motor Co., Ltd.	38,600	1,347,695
ITOCHU Corp.	58,100	746,144
Japan Tobacco, Inc.	39,909	1,454,854
Kao Corp.	16,000	629,702
KDDI Corp.	13,540	825,859
Kirin Holdings Co., Ltd.(a)	22,000	317,714
Komatsu Ltd.	22,500	522,383
Kubota Corp.	21,000	297,675
Kyocera Corp.	8,600	408,161
Mitsubishi Corp.	50,200	1,044,089
Mitsubishi Electric Corp.	21,000	259,118
Mitsubishi Heavy Industries Ltd.	59,000	368,077
Mitsubishi UFJ Financial Group, Inc.	269,600	1,652,649
Mitsui & Co., Ltd.	60,300	966,657
Mizuho Financial Group, Inc.	506,498	1,039,945
MS&AD Insurance Group Holdings, Inc.	11,100	268,118
Murata Manufacturing Co., Ltd.	2,500	233,972
Nippon Steel & Sumitomo Metal Corp.	152,000	486,136
Nippon Telegraph & Telephone Corp.	36,494	2,275,989
Nissan Motor Co., Ltd.	131,100	1,243,641
Nomura Holdings, Inc.	67,900	480,572
NTT DOCOMO, Inc.	102,200	1,747,302
Oriental Land Co., Ltd.	700	119,920
Panasonic Corp.	17,200	209,514
Seven & I Holdings Co., Ltd.	6,400	269,633
Shin-Etsu Chemical Co., Ltd.	7,300	443,743
SoftBank Corp.	6,400	476,533
Sony Corp.	100	1,660
Sumitomo Corp.(a)	46,100	622,524
Sumitomo Mitsui Financial Group, Inc.	28,600	1,198,148
Sumitomo Mitsui Trust Holdings, Inc.	65,000	297,073
Takeda Pharmaceutical Co., Ltd.	24,200	1,122,509
Tokio Marine Holdings, Inc.	12,600	414,424
Tokyo Gas Co., Ltd.	51,000	298,031
Toshiba Corp.	74,000	345,511
Toyota Motor Corp.	79,900	4,798,496
Yahoo Japan Corp.(a)	41,500	191,718

Total Japan		35,269,356

Netherlands - 1.7%
Aegon N.V.	38,716	337,873
Akzo Nobel N.V.	3,379	253,293
ASML Holding N.V.	3,461	322,274
Heineken N.V.	14,597	1,047,839
Koninklijke Ahold N.V.	35,879	673,487
Koninklijke DSM N.V.	3,673	267,487
Koninklijke Philips N.V.	27,927	886,125
Reed Elsevier N.V.	11,566	265,246
Unilever N.V. CVA	43,935	1,922,209

Total Netherlands		5,975,833

Norway - 1.6%
DNB ASA	51,155	935,350
Statoil ASA(a)	100,523	3,086,311
Telenor ASA	66,591	1,516,022

Total Norway		5,537,683

Portugal - 0.4%
EDP-Energias de Portugal S.A.	188,968	947,971
Galp Energia, SGPS, S.A.	17,991	329,581

Total Portugal		1,277,552

Singapore - 1.3%
DBS Group Holdings Ltd.	45,000	604,620
Keppel Corp., Ltd.	45,000	389,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2014

Investments	Shares	Value
Oversea-Chinese Banking Corp., Ltd.(a)	90,055	$689,869
Singapore Telecommunications Ltd.	760,500	2,348,634
United Overseas Bank Ltd.	28,000	505,804
Wilmar International Ltd.	78,000	199,591

Total Singapore		4,738,002

Spain - 6.4%
Abertis Infraestructuras S.A.	17,735	408,059
Amadeus IT Holding S.A. Class A	21	866
Banco Bilbao Vizcaya Argentaria S.A.	96,493	1,229,844
Banco Santander S.A.	764,109	7,982,354
CaixaBank S.A.	295,546	1,823,741
Endesa S.A.	29,416	1,137,766
Ferrovial S.A.	30,683	683,287
Gas Natural SDG S.A.(a)	49,284	1,556,362
Iberdrola S.A.	238,790	1,825,303
Inditex S.A.	10,000	1,538,925
Repsol S.A.	56,415	1,487,654
Telefonica S.A.	175,026	3,000,254

Total Spain		22,674,415

Sweden - 3.0%
Atlas Copco AB Class A(a)	26,073	753,094
Hennes & Mauritz AB Class B	46,129	2,014,804
Nordea Bank AB	111,157	1,567,921
Sandvik AB(a)	49,578	677,073
Skandinaviska Enskilda Banken AB Class A	28,805	384,765
Svenska Cellulosa AB SCA Class B	8,282	215,680
Svenska Handelsbanken AB Class A	19,411	949,739
Swedbank AB Class A	41,046	1,087,954
Telefonaktiebolaget LM Ericsson Class B	105,796	1,277,873
TeliaSonera AB	151,269	1,104,421
Volvo AB Class B	49,976	688,115

Total Sweden		10,721,439

Switzerland - 9.1%
ABB Ltd. Registered Shares*	64,761	1,491,227
Cie Financiere Richemont S.A. Registered Shares	4,400	461,683
Credit Suisse Group AG Registered Shares*	26,293	751,906
Givaudan S.A. Registered Shares*	96	160,108
Holcim Ltd. Registered Shares*	3,166	278,292
Kuehne + Nagel International AG Registered Shares	4,068	541,299
Nestle S.A. Registered Shares	82,618	6,400,380
Novartis AG Registered Shares	78,327	7,092,533
Roche Holding AG Genusschein	20,078	5,988,533
SGS S.A. Registered Shares	188	450,496
Swatch Group AG (The) Bearer Shares	738	445,646
Swatch Group AG (The) Registered Shares	5	555
Swiss Re AG*	24,188	2,152,045
Swisscom AG Registered Shares	2,433	1,414,312
Syngenta AG Registered Shares	2,580	960,954
Transocean Ltd.	21,323	958,429
UBS AG Registered Shares*	26,732	490,448
Zurich Insurance Group AG*	6,124	1,845,901

Total Switzerland		31,884,747

United Kingdom - 22.3%
Anglo American PLC	44,194	1,080,580
Antofagasta PLC	64,979	847,726
Associated British Foods PLC	21,184	1,104,392
AstraZeneca PLC	53,569	3,975,677
Aviva PLC	165,278	1,442,675
BAE Systems PLC	147,741	1,093,569
Barclays PLC	282,941	1,029,497
BG Group PLC	36,733	775,677
BHP Billiton PLC	68,827	2,223,635
BP PLC	744,865	6,557,800
British American Tobacco PLC	59,652	3,547,418
British Sky Broadcasting Group PLC	58,930	910,883
BT Group PLC	260,309	1,713,148
Centrica PLC	228,781	1,222,832
Compass Group PLC	81,254	1,412,939
Diageo PLC	43,272	1,380,627
GlaxoSmithKline PLC	204,377	5,465,457
HSBC Holdings PLC	652,843	6,618,323
Imperial Tobacco Group PLC	32,936	1,481,100
Kingfisher PLC	77	473
Legal & General Group PLC	309,841	1,194,127
National Grid PLC	138,250	1,985,648
Old Mutual PLC	197,609	667,992
Pearson PLC	31,179	615,213
Prudential PLC	59,153	1,356,324
Reckitt Benckiser Group PLC	22,527	1,964,406
Reed Elsevier PLC	9,186	147,643
Rio Tinto PLC	48,491	2,577,328
Rolls-Royce Holdings PLC*	24,081	440,159
Royal Dutch Shell PLC Class A	164,732	6,812,112
Royal Dutch Shell PLC Class B	91,509	3,978,162
SABMiller PLC	21,785	1,261,998
SSE PLC	55,699	1,492,362
Standard Chartered PLC	66,827	1,364,313
Standard Life PLC	79	505
Tesco PLC	342,567	1,664,667
Unilever PLC	40,229	1,823,504
Vodafone Group PLC	1,588,782	5,297,325

Total United Kingdom		78,528,216

TOTAL COMMON STOCKS (Cost: $284,949,486)		349,657,567

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(b) (Cost: $502,368)	8,508	525,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $10,730,443)(d)	10,730,443	$10,730,443

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $296,182,297)		360,913,379
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.6)%		(9,223,993)

NET ASSETS - 100.0%		$351,689,386

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)	At June 30, 2014, the total market value of the Fund’s securities on loan was $10,210,671 and the total market value of the collateral held by the Fund was $10,730,443.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 9.6%
AGL Energy Ltd.	38,721	$565,745
ALS Ltd.(a)	30,373	253,995
Amcor Ltd.	52,341	515,264
Ansell Ltd.	7,615	142,526
Aristocrat Leisure Ltd.	14,139	70,195
ASX Ltd.	16,220	545,622
Aurizon Holdings Ltd.	112,938	530,851
Bank of Queensland Ltd.	40,934	470,968
Bendigo and Adelaide Bank Ltd.(a)	58,058	668,536
Boral Ltd.	16,297	80,755
Caltex Australia Ltd.(a)	14,950	304,365
Coca-Cola Amatil Ltd.(a)	87,381	780,210
Cochlear Ltd.(a)	1,932	112,511
Computershare Ltd.	23,373	275,316
Crown Resorts Ltd.	44,350	632,920
Flight Centre Travel Group Ltd.(a)	7,716	323,718
Fortescue Metals Group Ltd.(a)	284,372	1,167,560
Harvey Norman Holdings Ltd.	49,352	144,401
Incitec Pivot Ltd.	53,263	145,790
Insurance Australia Group Ltd.	261,732	1,442,689
Leighton Holdings Ltd.(a)	28,729	534,996
Lend Lease Group	35,461	438,790
Navitas Ltd.	10,349	69,645
Orica Ltd.	33,065	607,940
Platinum Asset Management Ltd.	54,819	325,968
Ramsay Health Care Ltd.	11,575	497,090
REA Group Ltd.	5,794	233,567
Santos Ltd.	37,151	500,027
Seek Ltd.	16,711	249,997
Sonic Healthcare Ltd.	25,147	411,328
Tatts Group Ltd.	163,884	505,810
Toll Holdings Ltd.(a)	67,693	325,849
TPG Telecom Ltd.	28,053	145,893
Treasury Wine Estates Ltd.(a)	23,961	113,304
WorleyParsons Ltd.	12,298	202,086

Total Australia		14,336,227

Austria - 1.4%
Andritz AG	3,671	212,129
Oesterreichische Post AG	3,727	185,105
Raiffeisen Bank International AG	10,649	339,935
UNIQA Insurance Group AG	15,898	204,346
Verbund AG(a)	18,841	364,887
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,627	301,157
Voestalpine AG(a)	8,492	404,090

Total Austria		2,011,649

Belgium - 2.4%
Ackermans & van Haaren N.V.	409	51,569
Ageas	15,921	635,092
Belgacom S.A.(a)	46,619	1,546,882
bpost S.A.	14,418	364,211
Colruyt S.A.	5,738	291,464
Delhaize Group S.A.	4,502	304,559
Elia System Operator S.A./N.V.	2,378	120,140
Umicore S.A.(a)	5,118	237,758

Total Belgium		3,551,675

China - 2.5%
Beijing Enterprises Holdings Ltd.	22,200	210,103
China Everbright International Ltd.	46,000	65,762
China Merchants Holdings International Co., Ltd.	106,200	331,603
China Resources Power Holdings Co., Ltd.	240,000	681,260
China South City Holdings Ltd.	208,000	109,229
CITIC Pacific Ltd.(a)	138,773	243,155
Fosun International Ltd.(a)	220,400	292,905
Franshion Properties China Ltd.(a)	661,242	174,048
Guangdong Investment Ltd.(a)	294,208	339,368
Lenovo Group Ltd.(a)	310,453	423,799
Shanghai Industrial Holdings Ltd.	23,500	71,558
Sino-Ocean Land Holdings Ltd.	584,964	296,620
Sun Art Retail Group Ltd.	431,000	493,264

Total China		3,732,674

Denmark - 1.6%
Carlsberg A/S Class B	2,233	240,515
Chr Hansen Holding A/S	3,010	126,753
DSV A/S	1,574	51,309
GN Store Nord A/S	2,009	57,556
H. Lundbeck A/S	5,194	127,818
Pandora A/S	4,383	336,058
TDC A/S	95,673	990,078
Tryg A/S	3,951	399,076

Total Denmark		2,329,163

Finland - 2.5%
Elisa Oyj	16,490	504,377
Kesko Oyj Class B	3,378	133,523
Metso Oyj	5,380	203,818
Neste Oil Oyj	15,583	304,030
Nokian Renkaat Oyj(a)	8,928	348,378
Orion Oyj Class B	9,669	360,479
Pohjola Bank PLC Class A	16,825	366,272
Stora Enso Oyj Class R	40,941	398,547
UPM-Kymmene Oyj(a)	43,637	745,625
Wartsila Oyj Abp	7,591	376,442

Total Finland		3,741,491

France - 7.1%
Accor S.A.	7,124	370,548
Aeroports de Paris	2,908	383,099
Arkema S.A.	2,067	201,159
AtoS	877	73,053
Cap Gemini S.A.	5,621	400,961
Edenred(a)	10,590	321,087
Eiffage S.A.	4,829	328,300
Euler Hermes Group	4,350	522,086
Eurazeo S.A.	1,289	107,214
Eutelsat Communications S.A.	11,704	406,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2014

Investments	Shares	Value
Groupe Eurotunnel S.A. Registered Shares	8,091	$109,415
Havas S.A.	13,927	114,352
Imerys S.A.	3,388	285,464
Ingenico(a)	551	47,942
Ipsen S.A.	3,282	148,355
JCDecaux S.A.	6,692	249,674
Klepierre	11,762	599,308
Lagardere SCA	4,311	140,389
Metropole Television S.A.	8,838	179,512
Neopost S.A.	2,646	198,166
Rallye S.A.	2,792	152,276
Remy Cointreau S.A.(a)	1,599	147,097
Rexel S.A.	16,127	377,131
Rubis SCA	1,221	77,878
SCOR SE	13,791	474,315
SEB S.A.	1,547	136,934
Societe BIC S.A.	2,790	381,687
Societe Television Francaise 1	10,283	168,455
Suez Environnement Co.	32,178	615,910
Technip S.A.	3,781	413,571
Thales S.A.	7,451	450,653
Valeo S.A.	3,471	466,155
Vallourec S.A.(a)	4,029	180,411
Veolia Environnement S.A.(a)	43,510	828,941
Vicat(a)	1,428	124,738
Wendel S.A.	673	96,382
Zodiac Aerospace	10,794	365,327

Total France		10,644,568

Germany - 5.4%
Axel Springer SE	6,315	388,646
Bilfinger SE	2,597	296,046
Brenntag AG	1,060	189,395
Celesio AG	3,142	111,849
Deutsche Lufthansa AG Registered Shares	16,154	346,799
Deutsche Wohnen AG Bearer Shares	7,547	162,744
DMG MORI SEIKI AG	1,814	63,159
Duerr AG	789	70,001
Fielmann AG	2,245	323,819
Fraport AG Frankfurt Airport Services Worldwide(a)	3,251	229,677
Freenet AG	14,130	449,410
GEA Group AG	7,090	335,678
Hannover Rueck SE	7,376	664,605
Hochtief AG	1,885	163,135
Hugo Boss AG	3,449	515,428
LEG Immobilien AG*	1,784	120,162
MTU Aero Engines AG(a)	1,274	117,199
ProSiebenSat.1 Media AG Registered Shares(a)	12,443	554,277
Rhoen Klinikum AG	4,182	138,106
Software AG	2,382	85,985
Stada Arzneimittel AG	1,708	81,345
Suedzucker AG(a)	19,355	390,874
Symrise AG	6,422	349,905
Talanx AG	14,174	496,802
Telefonica Deutschland Holding AG	118,671	981,207
United Internet AG Registered Shares	7,813	344,181
Wacker Chemie AG(a)	1,311	151,369

Total Germany		8,121,803

Hong Kong - 2.3%
Bank of East Asia Ltd.	119,722	496,631
Cathay Pacific Airways Ltd.	107,774	201,354
CSPC Pharmaceutical Group Ltd.	90,000	71,881
Hang Lung Group Ltd.	34,000	184,030
Hopewell Holdings Ltd.	39,162	136,429
Hysan Development Co., Ltd.	64,000	299,754
Melco International Development Ltd.	19,000	57,488
New World Development Co., Ltd.	228,642	260,198
PCCW Ltd.	517,543	308,508
Sino Land Co., Ltd.	351,046	577,954
Techtronic Industries Co.	25,500	81,761
Television Broadcasts Ltd.	39,624	257,417
Wheelock & Co., Ltd.	104,000	434,097

Total Hong Kong		3,367,502

Ireland - 0.5%
DCC PLC	3,819	233,967
Dragon Oil PLC	19,969	209,347
Glanbia PLC	3,387	51,103
Paddy Power PLC	1,953	128,349
Smurfit Kappa Group PLC	7,411	169,502

Total Ireland		792,268

Israel - 1.2%
Azrieli Group	2,217	73,065
Bank Hapoalim BM	12,277	71,039
Bezeq Israeli Telecommunication Corp., Ltd.	473,428	887,828
Elbit Systems Ltd.	935	57,593
Israel Chemicals Ltd.	73,532	630,504
Osem Investments Ltd.	2,931	66,224

Total Israel		1,786,253

Italy - 3.1%
A2A SpA	151,360	174,595
ACEA SpA	8,190	119,983
Azimut Holding SpA	5,703	146,952
Banca Generali SpA	5,050	138,976
Davide Campari-Milano SpA(a)	11,704	101,275
De’ Longhi	8,354	180,718
GTECH SpA	10,148	248,010
Hera SpA	96,706	275,402
Mediolanum SpA	42,290	325,985
Moncler SpA	3,649	60,502
Parmalat SpA	73,888	252,707
Pirelli & C. SpA	21,456	344,292
Prysmian SpA	7,323	165,434
Recordati SpA	6,230	104,746
Salvatore Ferragamo SpA(a)	4,257	126,944
Societa Iniziative Autostradali e Servizi SpA	18,810	241,570
Telecom Italia SpA RSP	223,511	220,794
Terna Rete Elettrica Nazionale SpA(a)	165,943	875,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2014

Investments	Shares	Value
Tod’s SpA(a)	1,258	$160,096
Unione di Banche Italiane SCpA(a)	12,068	104,425
Unipol Gruppo Finanziario SpA	21,316	120,475
UnipolSai SpA	66,814	214,791

Total Italy		4,703,850

Japan - 21.2%
ABC-Mart, Inc.(a)	1,678	89,776
Aeon Co., Ltd.(a)	26,399	324,694
Air Water, Inc.	7,000	111,939
Aisin Seiki Co., Ltd.	10,524	418,654
Ajinomoto Co., Inc.	10,319	161,755
Alfresa Holdings Corp.	1,400	90,242
Amada Co., Ltd.	13,000	132,175
ANA Holdings, Inc.(a)	28,000	66,058
Aozora Bank Ltd.(a)	120,000	394,452
Asahi Glass Co., Ltd.(a)	28,141	165,838
Asahi Kasei Corp.	51,000	390,158
Asics Corp.	3,030	70,677
Bandai Namco Holdings, Inc.	11,100	259,900
Bank of Yokohama Ltd. (The)	39,000	224,441
Benesse Holdings, Inc.	2,900	125,813
Brother Industries Ltd.	8,700	150,718
Casio Computer Co., Ltd.(a)	5,400	78,357
Chiba Bank Ltd. (The)	30,000	211,737
Chugoku Bank Ltd. (The)	6,300	96,890
Chugoku Electric Power Co., Inc. (The)(a)	19,300	263,290
Citizen Holdings Co., Ltd.	8,400	65,920
Dai Nippon Printing Co., Ltd.	25,958	271,098
Daicel Corp.	8,000	76,442
Daihatsu Motor Co., Ltd.	19,500	346,671
Daiichi Sankyo Co., Ltd.	34,100	636,188
Daito Trust Construction Co., Ltd.	4,420	519,641
Daiwa House Industry Co., Ltd.	23,000	476,778
Dentsu, Inc.	2,500	101,797
Dowa Holdings Co., Ltd.	10,000	94,369
Eisai Co., Ltd.	15,000	628,399
Electric Power Development Co., Ltd.(a)	6,000	194,857
FamilyMart Co., Ltd.(a)	4,000	172,351
Fuji Electric Co., Ltd.	22,876	108,390
Fukuoka Financial Group, Inc.	47,000	226,869
Hachijuni Bank Ltd. (The)	14,000	86,649
Hamamatsu Photonics K.K.	2,300	112,838
Hankyu Hanshin Holdings, Inc.	29,000	165,461
Hikari Tsushin, Inc.(a)	1,000	75,515
Hino Motors Ltd.	23,200	319,471
Hiroshima Bank Ltd. (The)	28,075	134,133
Hisamitsu Pharmaceutical Co., Inc.	1,900	84,961
Hitachi Construction Machinery Co., Ltd.(a)	8,600	171,312
Hitachi High-Technologies Corp.	3,400	80,884
Hitachi Metals Ltd.	6,000	90,854
Hokuhoku Financial Group, Inc.	54,000	115,137
Hulic Co., Ltd.	3,900	51,394
Ibiden Co., Ltd.	2,500	50,343
IHI Corp.	39,553	184,285
Iida Group Holdings Co., Ltd.	7,700	116,976
Isetan Mitsukoshi Holdings Ltd.(a)	6,034	78,623
Isuzu Motors Ltd.	46,000	304,230
Iyo Bank Ltd. (The)	12,900	130,394
J. Front Retailing Co., Ltd.(a)	12,000	84,221
Japan Airlines Co., Ltd.	8,189	452,677
Japan Exchange Group, Inc.	7,000	172,400
JFE Holdings, Inc.	17,200	355,019
JGC Corp.	5,000	151,918
Joyo Bank Ltd. (The)	42,000	223,878
JSR Corp.	7,300	125,240
JTEKT Corp.	4,600	77,511
JX Holdings, Inc.	103,800	555,349
Kajima Corp.(a)	33,953	150,150
Kansai Paint Co., Ltd.	9,000	150,407
Kawasaki Heavy Industries Ltd.	39,565	150,754
Keikyu Corp.(a)	13,000	116,776
Keio Corp.(a)	16,000	125,719
Kintetsu Corp.(a)	44,000	160,269
Kobe Steel Ltd.	143,000	214,560
Koito Manufacturing Co., Ltd.	4,200	107,586
Konami Corp.(a)	4,800	106,088
Konica Minolta, Inc.	10,300	101,775
Kuraray Co., Ltd.	16,800	212,933
Kyowa Hakko Kirin Co., Ltd.(a)	15,000	203,001
Lawson, Inc.	4,300	322,590
LIXIL Group Corp.(a)	8,700	234,794
Makita Corp.	3,129	193,352
Marubeni Corp.	90,000	658,309
Marui Group Co., Ltd.(a)	9,281	89,141
Matsui Securities Co., Ltd.	18,600	188,745
Medipal Holdings Corp.	6,400	90,720
MEIJI Holdings Co., Ltd.	2,200	145,718
Miraca Holdings, Inc.	1,700	82,395
Mitsubishi Chemical Holdings Corp.	57,300	253,963
Mitsubishi Gas Chemical Co., Inc.(a)	19,000	121,534
Mitsubishi Materials Corp.	40,000	140,171
Mitsubishi Motors Corp.	28,400	313,422
Mitsubishi Tanabe Pharma Corp.	20,800	311,471
Mitsui Chemicals, Inc.	26,000	71,092
Mitsui OSK Lines Ltd.	26,000	96,757
Nabtesco Corp.	3,300	72,968
NEC Corp.	40,608	129,474
Nexon Co., Ltd.	7,000	66,818
NGK Insulators Ltd.	8,000	181,630
NGK Spark Plug Co., Ltd.	5,000	141,059
NH Foods Ltd.	6,000	117,210
Nikon Corp.(a)	11,834	186,321
Nippon Express Co., Ltd.	36,000	174,483
Nippon Paint Co., Ltd.	3,000	63,491
Nippon Yusen K.K.	40,000	115,295
Nissan Chemical Industries Ltd.	4,500	69,962
Nisshin Seifun Group, Inc.	7,000	83,540
Nissin Foods Holdings Co., Ltd.	4,100	210,858
Nitori Holdings Co., Ltd.	1,500	82,030
Nitto Denko Corp.	5,605	262,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2014

Investments	Shares	Value
NKSJ Holdings, Inc.	14,111	$379,989
Nomura Real Estate Holdings, Inc.	5,868	111,041
Nomura Research Institute Ltd.	7,090	223,258
NSK Ltd.	9,000	117,003
NTT Data Corp.	5,400	207,354
NTT Urban Development Corp.	7,700	86,649
Obayashi Corp.(a)	27,000	192,695
Odakyu Electric Railway Co., Ltd.(a)	13,000	125,117
Oji Holdings Corp.	40,862	168,200
Omron Corp.	4,000	168,600
Oracle Corp.	3,268	142,908
Osaka Gas Co., Ltd.	61,000	256,513
Otsuka Corp.	2,400	116,322
Park24 Co., Ltd.	4,200	76,367
Resona Holdings, Inc.	85,800	499,699
Ricoh Co., Ltd.	28,460	339,087
Sankyo Co., Ltd.	5,700	219,155
Santen Pharmaceutical Co., Ltd.	2,000	112,531
SBI Holdings, Inc.	6,100	74,666
Sega Sammy Holdings, Inc.	8,073	158,822
Seiko Epson Corp.	6,164	262,246
Sekisui Chemical Co., Ltd.	16,000	185,262
Sekisui House Ltd.	30,952	424,385
Seven Bank Ltd.	23,400	95,628
Shimadzu Corp.	10,000	91,703
Shimamura Co., Ltd.(a)	1,100	108,149
Shimano, Inc.	700	77,666
Shimizu Corp.	30,000	212,329
Shinsei Bank Ltd.(a)	27,806	62,581
Shionogi & Co., Ltd.	12,600	262,933
Shiseido Co., Ltd.	3,600	65,635
Shizuoka Bank Ltd. (The)(a)	14,000	151,325
Showa Shell Sekiyu K.K.(a)	17,709	201,205
Sony Financial Holdings, Inc.(a)	10,009	170,728
Stanley Electric Co., Ltd.	2,600	67,781
Sumitomo Chemical Co., Ltd.	56,000	211,717
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,990	126,384
Sumitomo Electric Industries Ltd.	17,412	244,925
Sumitomo Heavy Industries Ltd.	17,500	83,263
Sumitomo Metal Mining Co., Ltd.	19,000	308,524
Sumitomo Rubber Industries Ltd.	11,600	167,407
Sundrug Co., Ltd.	1,400	62,327
Suntory Beverage & Food Ltd.	9,400	368,837
Suzuken Co., Ltd.	2,300	85,593
Sysmex Corp.	1,800	67,608
T&D Holdings, Inc.	19,451	264,390
Taiheiyo Cement Corp.(a)	20,000	80,549
Taisei Corp.	33,876	187,596
Taiyo Nippon Sanso Corp.	7,000	61,981
Takashimaya Co., Ltd.(a)	6,415	62,247
TDK Corp.	2,500	117,220
Terumo Corp.	7,700	172,158
THK Co., Ltd.	2,300	54,217
Tobu Railway Co., Ltd.(a)	24,000	125,561
Toho Co., Ltd.(a)	4,600	107,888
Toho Gas Co., Ltd.(a)	14,000	76,976
Tokyo Electron Ltd.	2,294	155,070
Tokyu Corp.	26,000	184,275
TonenGeneral Sekiyu K.K.(a)	24,104	228,893
Toppan Printing Co., Ltd.	23,000	177,997
Toray Industries, Inc.	34,290	225,430
Tosoh Corp.	12,000	58,161
TOTO Ltd.	7,000	94,319
Toyo Seikan Group Holdings Ltd.	5,500	84,478
Toyo Suisan Kaisha Ltd.	4,000	123,390
Toyoda Gosei Co., Ltd.	6,700	139,152
Toyota Tsusho Corp.	9,600	276,046
Trend Micro, Inc.	5,030	165,590
Unicharm Corp.	1,900	113,225
USS Co., Ltd.	14,500	247,475
West Japan Railway Co.	6,976	307,122
Yamaguchi Financial Group, Inc.	7,000	73,797
Yamaha Corp.	4,300	67,956
Yamaha Motor Co., Ltd.	8,260	142,117
Yamato Holdings Co., Ltd.(a)	10,300	213,412
Yaskawa Electric Corp.	4,418	53,511
Yokohama Rubber Co., Ltd. (The)	14,000	121,060

Total Japan		31,876,356

Netherlands - 1.6%
Aalberts Industries N.V.	3,419	111,622
Delta Lloyd N.V.(a)	19,962	506,716
Fugro N.V. CVA(a)	3,992	228,546
Gemalto N.V.(a)	823	85,300
Koninklijke Boskalis Westminster N.V.	5,733	328,770
Koninklijke Vopak N.V.(a)	3,057	149,422
Nutreco N.V.	2,911	128,635
Randstad Holding N.V.	7,541	408,757
Wolters Kluwer N.V.	17,004	503,336

Total Netherlands		2,451,104

New Zealand - 1.3%
Auckland International Airport Ltd.	131,994	450,713
Contact Energy Ltd.	53,083	246,792
Fletcher Building Ltd.	60,007	462,870
Fonterra Cooperative Group Ltd.	8,986	45,633
Mighty River Power Ltd.	128,548	252,112
Telecom Corp. of New Zealand Ltd.	234,765	550,870

Total New Zealand		2,008,990

Norway - 2.8%
Aker ASA Class A	5,829	229,881
Aker Solutions ASA	15,239	264,732
Gjensidige Forsikring ASA	48,551	870,331
Marine Harvest ASA	56,371	769,368
Norsk Hydro ASA	78,095	417,818
Orkla ASA	67,870	604,451
Schibsted ASA	2,856	148,704
SpareBank 1 SR Bank ASA	9,391	91,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2014

Investments	Shares	Value
TGS Nopec Geophysical Co. ASA(a)	6,199	$198,104
Yara International ASA	12,294	615,672

Total Norway		4,210,502

Portugal - 0.6%
EDP Renovaveis S.A.	7,787	57,978
Jeronimo Martins, SGPS, S.A.	23,652	389,083
Portucel S.A.	50,450	236,301
Portugal Telecom, SGPS, S.A. Registered Shares(a)	12,122	44,413
Sonae	73,253	120,253
ZON OPTIMUS, SGPS, S.A.	16,008	105,203

Total Portugal		953,231

Singapore - 4.3%
CapitaLand Ltd.	164,000	420,968
City Developments Ltd.	17,000	139,502
ComfortDelGro Corp., Ltd.	125,000	250,672
First Resources Ltd.	50,000	95,456
Frasers Centrepoint Ltd.	65,000	96,719
Great Eastern Holdings Ltd.	11,000	193,061
Hutchison Port Holdings Trust	892,585	642,661
Jardine Cycle & Carriage Ltd.	15,000	532,547
Keppel Land Ltd.	83,000	225,035
M1 Ltd.(a)	65,000	183,011
Olam International Ltd.(a)	80,000	165,564
SATS Ltd.(a)	79,000	198,981
Sembcorp Industries Ltd.	96,000	413,524
Sembcorp Marine Ltd.(a)	85,751	282,019
SIA Engineering Co., Ltd.(a)	88,536	358,647
Singapore Airlines Ltd.	50,961	423,668
Singapore Exchange Ltd.	44,000	245,298
Singapore Post Ltd.	103,000	143,348
Singapore Press Holdings Ltd.(a)	141,148	472,135
Singapore Technologies Engineering Ltd.	159,000	484,659
StarHub Ltd.	135,594	453,557
United Industrial Corp., Ltd.(a)	29,000	77,696

Total Singapore		6,498,728

Spain - 3.0%
Abengoa S.A. Class B	24,315	128,236
Acerinox S.A.	7,572	134,152
Bankinter S.A.	14,237	111,400
Bolsas y Mercados Espanoles S.A.	7,230	345,226
Distribuidora Internacional de Alimentacion S.A.	10,120	93,166
Ebro Foods S.A.	10,419	231,452
Enagas S.A.(a)	20,720	666,667
Indra Sistemas S.A.(a)	6,520	116,496
Mapfre S.A.(a)	196,403	782,783
Obrascon Huarte Lain S.A.(a)	5,835	256,007
Prosegur Cia de Seguridad S.A.	17,891	128,356
Red Electrica Corp. S.A.(a)	9,278	848,559
Tecnicas Reunidas S.A.	3,607	223,098
Viscofan S.A.(a)	2,658	158,451
Zardoya Otis S.A.(a)	15,859	282,274

Total Spain		4,506,323

Sweden - 4.4%
Alfa Laval AB(a)	12,616	324,961
Atlas Copco AB Class B	19,832	529,518
Axfood AB	3,503	190,153
BillerudKorsnas AB	4,492	65,209
Boliden AB	12,529	181,694
Castellum AB	14,420	255,599
Electrolux AB Series B	16,130	407,753
Elekta AB Class B(a)	12,531	159,324
Getinge AB Class B	7,657	201,122
Hexagon AB Class B	5,989	192,964
Husqvarna AB Class B	26,366	204,883
ICA Gruppen AB	9,840	335,146
Intrum Justitia AB	2,210	65,916
Investment AB Latour Class B	10,478	306,409
JM AB	2,527	93,742
Lundbergforetagen AB Class B	5,816	280,302
Meda AB Class A	10,212	177,345
Modern Times Group AB Class B	1,224	52,582
NCC AB Class B	2,009	69,147
Saab AB Class B	5,532	169,882
Securitas AB Class B(a)	20,182	239,243
Skanska AB Class B	25,768	587,796
SKF AB Class B	18,274	466,051
Swedish Match AB	9,435	327,420
Tele2 AB Class B	17,174	202,172
Trelleborg AB Class B	8,370	178,033
Volvo AB Class A	27,364	378,819

Total Sweden		6,643,185

Switzerland - 3.3%
Actelion Ltd. Registered Shares*	2,689	340,219
Aryzta AG*	845	80,041
Baloise Holding AG Registered Shares	3,708	436,949
Clariant AG Registered Shares*	14,192	277,823
DKSH Holding AG	1,116	84,883
EMS-Chemie Holding AG Registered Shares	757	302,185
Galenica AG Registered Shares	169	165,036
GAM Holding AG*	9,837	187,466
Geberit AG Registered Shares	1,026	360,164
Julius Baer Group Ltd.*	2,948	121,537
Lonza Group AG Registered Shares*	2,255	245,385
OC Oerlikon Corp. AG Registered Shares*	3,570	51,730
Panalpina Welttransport Holding AG Registered Shares(a)	1,124	177,954
Partners Group Holding AG	1,755	479,716
Schindler Holding AG Participating Shares	1,792	272,397
Schindler Holding AG Registered Shares	1,781	268,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2014

Investments	Shares	Value
Sonova Holding AG Registered Shares	1,229	$187,510
STMicroelectronics N.V.	50,756	455,176
Straumann Holding AG Registered Shares	662	153,332
Sulzer AG Registered Shares	1,255	176,051
Swiss Life Holding AG Registered Shares*	646	153,195

Total Switzerland		4,977,265

United Kingdom - 17.0%
Aberdeen Asset Management PLC	81,926	635,828
Admiral Group PLC	14,865	393,708
Aggreko PLC	6,152	173,563
AMEC PLC	15,418	320,304
Amlin PLC	36,768	294,284
Ashmore Group PLC(a)	48,542	307,098
Ashtead Group PLC	6,391	95,617
Babcock International Group PLC	11,415	226,798
Balfour Beatty PLC	60,415	241,207
Barratt Developments PLC	18,999	121,398
BBA Aviation PLC	13,188	69,678
Bellway PLC	4,116	110,211
Berendsen PLC	3,459	57,902
Berkeley Group Holdings PLC	12,154	502,497
Booker Group PLC	41,098	91,142
British Land Co. PLC	51,037	613,041
Britvic PLC	7,143	88,853
Bunzl PLC	10,232	283,772
Burberry Group PLC	12,363	313,489
Capita PLC	26,724	523,196
Carillion PLC	28,896	163,589
Carnival PLC	8,701	328,493
Carphone Warehouse Group PLC	9,036	49,842
Close Brothers Group PLC	4,223	92,281
Cobham PLC	52,731	281,576
Croda International PLC	4,696	176,728
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	23,291	331,336
Derwent London PLC	2,023	92,667
Direct Line Insurance Group PLC	97,412	449,378
Drax Group PLC	22,266	243,848
DS Smith PLC	31,724	150,145
easyJet PLC	11,330	264,436
Essentra PLC	3,554	46,396
Evraz PLC	89,480	135,403
Fresnillo PLC	9,867	147,116
G4S PLC	79,209	345,631
GKN PLC	61,753	383,391
Greene King PLC	7,228	104,246
Halma PLC	12,424	125,229
Hammerson PLC	31,440	311,794
Hargreaves Lansdown PLC	20,888	442,156
Hikma Pharmaceuticals PLC	2,734	78,442
Home Retail Group PLC	17,418	52,655
ICAP PLC	44,858	291,462
IG Group Holdings PLC	32,569	327,167
IMI PLC	12,399	315,250
Inchcape PLC	21,774	236,226
Inmarsat PLC	29,576	378,014
InterContinental Hotels Group PLC	7,762	321,311
Intertek Group PLC	3,209	150,835
Intu Properties PLC	63,830	340,079
Investec PLC	44,332	408,568
ITV PLC	112,650	343,239
J Sainsbury PLC(a)	157,053	847,234
Jardine Lloyd Thompson Group PLC	11,563	205,618
John Wood Group PLC	9,363	129,115
Johnson Matthey PLC	6,479	343,422
Jupiter Fund Management PLC	18,177	124,164
London Stock Exchange Group PLC	12,693	435,582
Man Group PLC	157,504	283,312
Marks & Spencer Group PLC	91,404	664,533
Meggitt PLC	26,521	229,455
Melrose Industries PLC	40,523	180,288
Millennium & Copthorne Hotels PLC	16,472	163,918
Mondi PLC	17,979	326,473
Pennon Group PLC	19,727	264,782
Persimmon PLC*	21,656	471,373
Premier Oil PLC	12,009	68,562
PZ Cussons PLC	13,983	82,844
Rentokil Initial PLC	51,274	97,665
Rexam PLC	32,224	294,775
Rightmove PLC	3,361	123,212
Rotork PLC	1,987	90,712
Sage Group PLC (The)	60,764	399,069
Schroders PLC	7,135	305,726
Segro PLC	60,553	357,408
Serco Group PLC	24,251	151,557
Severn Trent PLC	15,328	506,350
Smiths Group PLC	16,074	356,469
Spectris PLC	2,965	112,547
Spirax-Sarco Engineering PLC	1,355	63,319
Stagecoach Group PLC	31,036	199,531
TalkTalk Telecom Group PLC	48,685	270,959
Tate & Lyle PLC	29,402	344,119
Taylor Wimpey PLC	27,796	54,181
Travis Perkins PLC	6,239	174,738
TUI Travel PLC	70,231	477,936
Tullow Oil PLC	19,101	278,752
United Utilities Group PLC	49,947	753,244
Vedanta Resources PLC	6,192	117,414
Victrex PLC	2,124	61,812
Weir Group PLC (The)	6,249	279,836
Whitbread PLC	6,201	467,476
William Hill PLC	47,999	269,193
WM Morrison Supermarkets PLC	252,691	792,404

Total United Kingdom		25,593,594

TOTAL COMMON STOCKS (Cost: $116,458,193)		148,838,401

RIGHTS - 0.0%

Hong Kong - 0.0%
HKT Trust and HKT Ltd., expiring 7/15/14*†	94,024	27,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2014

Investments	Shares	Value
Spain - 0.0%
Acerinox S.A., expiring 7/14/14*	7,572	$4,593

TOTAL RIGHTS (Cost: $4,632)		32,374

EXCHANGE-TRADED FUNDS - 0.5%

United States - 0.5%
WisdomTree Australia Dividend Fund(b)	6,188	381,119
WisdomTree Japan Hedged Equity Fund(a)(b)	8,068	398,236

TOTAL EXCHANGE-TRADED FUNDS (Cost: $757,410)		779,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.5%

United States - 12.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $18,818,847)(d)	18,818,847	18,818,847

TOTAL INVESTMENTS IN SECURITIES - 112.1% (Cost: $136,039,082)		168,468,977
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (12.1)%		(18,175,663)

NET ASSETS - 100.0%		$150,293,314

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $27,781, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $19,153,490 and the total market value of the collateral held by the Fund was $20,170,479. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,351,632.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 18.9%
Adelaide Brighton Ltd.	1,392,343	$4,533,864
Ainsworth Game Technology Ltd.	223,416	788,659
Altium Ltd.	202,669	468,659
Amalgamated Holdings Ltd.	238,877	2,103,580
Amcom Telecommunications Ltd.	317,073	592,554
AP Eagers Ltd.	209,849	1,130,957
ARB Corp., Ltd.	82,042	947,809
Arrium Ltd.(a)	4,436,925	3,329,296
Austbrokers Holdings Ltd.	113,241	1,153,263
Austin Engineering Ltd.(a)	553,498	838,483
Australian Pharmaceutical Industries Ltd.	1,855,029	1,033,013
Automotive Holdings Group Ltd.(a)	625,289	2,154,154
Beach Energy Ltd.	879,947	1,395,304
Bradken Ltd.	707,785	2,538,564
Breville Group Ltd.	170,064	1,301,776
Brickworks Ltd.	191,124	2,465,965
BT Investment Management Ltd.	517,303	3,149,255
Cabcharge Australia Ltd.(a)	462,201	1,762,444
Cardno Ltd.(a)	372,506	2,222,048
carsales.com Ltd.(a)	272,413	2,722,870
Cash Converters International Ltd.(a)	695,419	708,881
Cedar Woods Properties Ltd.	326,414	2,252,108
Chandler Macleod Group Ltd.	2,351,883	732,542
Codan Ltd.(a)	54,401	38,253
Collins Foods Ltd.	295,226	576,804
Corporate Travel Management Ltd.	89,810	544,205
CSG Ltd.*(a)	840,054	816,672
CSR Ltd.	419,975	1,383,414
David Jones Ltd.(a)	1,015,344	3,775,831
Domino’s Pizza Enterprises Ltd.	69,244	1,402,539
Downer EDI Ltd.	794,470	3,389,371
DuluxGroup Ltd.	597,243	3,190,587
DWS Ltd.	204,960	224,404
Echo Entertainment Group Ltd.(a)	808,590	2,396,410
Envestra Ltd.	2,985,586	3,832,407
Fairfax Media Ltd.	3,556,351	3,037,780
Fantastic Holdings Ltd.	251,562	352,594
G8 Education Ltd.(a)	411,781	1,787,834
Goodman Fielder Ltd.†	3,331,648	2,138,312
GrainCorp Ltd. Class A	488,829	3,875,604
Grange Resources Ltd.	5,365	810
Greencross Ltd.	22,400	195,354
GUD Holdings Ltd.(a)	341,365	2,004,068
Hills Ltd.	447,246	732,401
iiNET Ltd.	187,392	1,292,920
Invocare Ltd.	165,266	1,577,022
IOOF Holdings Ltd.	575,696	4,564,315
Iress Ltd.(a)	307,109	2,373,994
JB Hi-Fi Ltd.(a)	165,374	2,856,416
Lycopodium Ltd.	40,754	80,778
M2 Group Ltd.(a)	226,257	1,234,335
Macquarie Atlas Roads Group(a)	265,363	819,014
Magellan Financial Group Ltd.	163,254	1,684,175
McMillan Shakespeare Ltd.	145,580	1,260,011
Metcash Ltd.(a)	3,442,869	8,578,820
Mineral Resources Ltd.	514,444	4,656,503
MMG Ltd.	7,124,000	2,132,508
Monadelphous Group Ltd.(a)	343,662	5,095,782
Mortgage Choice Ltd.	304,647	816,617
Myer Holdings Ltd.(a)	2,148,461	4,298,990
MyState Ltd.	245,911	1,076,959
NIB Holdings Ltd.(a)	951,384	2,927,363
Northern Star Resources Ltd.(a)	800,203	951,643
Nufarm Ltd.	254,004	1,114,799
OrotonGroup Ltd.	312,068	1,293,055
OZ Minerals Ltd.(a)	646,010	2,493,823
PanAust Ltd.	641,944	1,363,273
Perpetual Ltd.	66,027	2,952,703
Premier Investments Ltd.	270,639	2,171,263
Primary Health Care Ltd.	991,343	4,247,985
Prime Media Group Ltd.	1,776,525	1,760,612
Programmed Maintenance Services Ltd.(a)	360,469	956,043
Qube Holdings Ltd.(a)	1,059,343	2,279,684
RCR Tomlinson Ltd.	269,710	712,784
Reckon Ltd.(a)	417,040	830,545
Regis Resources Ltd.	2,030,773	3,143,463
Reject Shop Ltd. (The)(a)	103,000	847,729
Retail Food Group Ltd.	310,871	1,332,107
Royal Wolf Holdings Ltd.	154,353	511,358
SAI Global Ltd.(a)	305,102	1,471,530
Seven Group Holdings Ltd.	679,118	4,749,705
Seven West Media Ltd.(a)	2,956,016	5,245,269
SFG Australia Ltd.	1,102,392	889,622
Sigma Pharmaceuticals Ltd.	2,970,118	2,046,443
Slater & Gordon Ltd.(a)	166,447	810,641
Southern Cross Media Group Ltd.	2,740,213	2,767,396
STW Communications Group Ltd.	1,351,949	1,831,114
Sunland Group Ltd.	365,118	537,602
Super Retail Group Ltd.(a)	427,462	3,413,273
Tabcorp Holdings Ltd.	1,389,166	4,405,514
Tassal Group Ltd.	182,534	665,019
Treasury Group Ltd.	81,184	733,307
Village Roadshow Ltd.(a)	241,086	1,674,761
Virtus Health Ltd.	88,166	679,039

Total Australia		184,231,328

Austria - 1.0%
ams AG	9,514	1,581,375
Austria Technologie & Systemtechnik AG	43,151	579,045
CAT Oil AG	31,023	798,321
EVN AG	119,957	1,754,074
Lenzing AG(a)	25,210	1,626,062
POLYTEC Holding AG	54,571	599,222
RHI AG	31,248	1,052,039
S IMMO AG*	92,754	754,345
Wienerberger AG(a)	30,524	511,951

Total Austria		9,256,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
Belgium - 1.7%
Arseus N.V.	19,238	$1,101,395
Barco N.V.	11,007	876,334
Cie Maritime Belge S.A.	12,636	332,777
Cofinimmo	32,765	4,082,728
D’ieteren S.A./N.V.	42,660	1,787,867
EVS Broadcast Equipment S.A.(a)	27,931	1,387,410
Exmar N.V.	121,996	1,979,316
Melexis N.V.	36,838	1,632,386
N.V. Bekaert S.A.(a)	62,653	2,340,545
Recticel S.A.	58,677	616,993

Total Belgium		16,137,751

China - 1.9%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	398,692	513,389
BYD Electronic International Co., Ltd.	546,782	467,742
China Agri-Industries Holdings Ltd.	5,603,579	2,132,879
CITIC Telecom International Holdings Ltd.	3,253,822	1,225,901
Dah Chong Hong Holdings Ltd.(a)	3,182,000	1,900,902
Goldpac Group Ltd.	233,922	239,344
Poly Property Group Co., Ltd.	8,821,129	3,676,253
Shenzhen Investment Ltd.(a)	12,746,000	4,078,536
SinoMedia Holding Ltd.	956,904	739,561
Yuexiu Property Co., Ltd.	20,298,000	3,876,088

Total China		18,850,595

Denmark - 0.5%
DFDS A/S	13,904	1,238,419
NKT Holding A/S	23,264	1,597,873
Schouw & Co.	20,124	988,608
SimCorp A/S	28,446	979,510
Spar Nord Bank A/S	45,304	499,199

Total Denmark		5,303,609

Finland - 2.7%
Amer Sports Oyj	102,990	2,108,081
Caverion Corp.	98,025	1,036,109
Citycon Oyj	266,805	978,994
F-Secure Oyj	178,529	628,193
Kemira Oyj	239,459	3,832,629
Konecranes Oyj	96,138	3,103,773
Lassila & Tikanoja Oyj	59,634	1,228,801
Metsa Board Oyj(a)	209,267	1,014,274
PKC Group Oyj	32,483	930,398
Raisio PLC Class V	99,131	597,191
Ramirent Oyj	179,694	2,010,050
Stockmann Oyj Abp Class B(a)	59,706	915,561
Technopolis Oyj	161,627	978,109
Tieto Oyj	105,446	3,119,866
Tikkurila Oyj	51,611	1,413,264
Uponor Oyj(a)	58,663	1,080,283
YIT Oyj	116,510	1,341,561

Total Finland		26,317,137

France - 1.5%
Akka Technologies S.A.	985	35,077
ALBIOMA	38,710	985,796
Alten S.A.	25,817	1,226,730
Altran Technologies S.A.	94,983	1,014,489
Bourbon S.A.	95,744	3,007,157
Derichebourg S.A.	142,153	453,096
IPSOS(a)	38,215	1,433,887
Lectra	44,337	469,849
Nexity S.A.	101,850	4,673,598
Saft Groupe S.A.	31,017	1,189,924

Total France		14,489,603

Germany - 2.8%
Aurelius AG	41,636	1,520,919
Aurubis AG	35,712	1,824,032
BayWa AG	18,062	1,003,651
Bechtle AG	16,833	1,442,045
CompuGroup Medical AG	35,846	1,021,325
Drillisch AG(a)	137,694	5,486,042
Gerresheimer AG	18,428	1,271,123
Gerry Weber International AG	26,531	1,297,163
Hamburger Hafen und Logistik AG(a)	65,835	1,748,227
Indus Holding AG	24,367	1,209,042
Jenoptik AG	33,636	548,258
MLP AG	181,098	1,218,924
NORMA Group SE	19,644	1,086,716
Sixt SE	38,491	1,568,087
Takkt AG	53,170	974,761
Vossloh AG	6,404	544,407
Wacker Neuson SE	49,632	1,166,764
Wincor Nixdorf AG	32,704	1,865,173

Total Germany		26,796,659

Hong Kong - 1.6%
China Power International Development Ltd.	15,213,814	6,006,731
Dah Sing Banking Group Ltd.	1,518,800	2,547,550
Dah Sing Financial Holdings Ltd.	356,229	1,884,481
Goldlion Holdings Ltd.	1,107,128	448,545
Kowloon Development Co., Ltd.	1,726,000	2,028,794
Lippo China Resources Ltd.	6,280,000	356,526
Liu Chong Hing Investment Ltd.	480,000	568,542
Vitasoy International Holdings Ltd.	731,364	933,273
Welling Holding Ltd.	3,037,518	866,143
YGM Trading Ltd.	124,106	271,580

Total Hong Kong		15,912,165

Ireland - 0.9%
C&C Group PLC	334,726	2,082,929
FBD Holdings PLC	27,274	565,734
Grafton Group PLC	135,130	1,340,101
Greencore Group PLC	415,235	1,885,731
Irish Continental Group PLC	276,982	1,027,713
Origin Enterprises PLC	87,378	984,944
UDG Healthcare PLC	174,047	1,019,260

Total Ireland		8,906,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
Israel - 3.2%
B Communications Ltd.	44,187	$860,607
Delek Automotive Systems Ltd.	307,384	3,315,220
First International Bank of Israel Ltd.	174,807	2,808,128
Fox Wizel Ltd.	22,704	570,257
Gazit-Globe Ltd.	244,346	3,278,138
Harel Insurance Investments & Financial Services Ltd.	550,928	3,266,603
Ituran Location and Control Ltd.	43,358	1,055,893
Jerusalem Economy Ltd.	115,862	1,114,438
Magic Software Enterprises Ltd.	69,609	514,442
Matrix IT Ltd.	165,957	988,361
Migdal Insurance & Financial Holding Ltd.	2,386,154	3,898,574
NICE Systems Ltd.	35,324	1,444,382
Ormat Industries	75,521	585,446
Phoenix Holdings Ltd. (The)	571,787	2,109,546
Shikun & Binui Ltd.	955,630	2,310,234
Shufersal Ltd.	452,996	1,478,389
Strauss Group Ltd.	70,196	1,379,660

Total Israel		30,978,318

Italy - 2.6%
Astaldi SpA	98,362	1,117,107
ASTM SpA	65,081	1,030,062
Banca IFIS SpA	79,955	1,486,608
Cairo Communication SpA	207,278	1,782,231
Danieli & C. Officine Meccaniche SpA	29,415	932,333
Datalogic SpA	50,734	639,749
DiaSorin SpA	35,055	1,468,664
ERG SpA	224,212	3,459,664
Falck Renewables SpA	231,711	412,421
Immobiliare Grande Distribuzione(a)	1,147,783	2,028,790
Industria Macchine Automatiche SpA	51,111	2,417,062
Interpump Group SpA	82,049	1,128,991
Iren SpA	1,455,298	2,247,565
MARR SpA(a)	118,464	2,212,340
Societa Cattolica di Assicurazioni SCRL	62,809	1,402,578
Trevi Finanziaria Industriale SpA	41,771	377,745
Vittoria Assicurazioni SpA	62,748	835,918
Zignago Vetro SpA	114,323	842,107

Total Italy		25,821,935

Japan - 26.3%
77 Bank Ltd. (The)	261,000	1,375,786
Accordia Golf Co., Ltd.	116,600	1,546,917
Achilles Corp.	249,000	366,231
ADEKA Corp.	77,100	1,034,291
Advan Co., Ltd.	17,999	200,769
Advantest Corp.(a)	68,800	850,280
Aeon Delight Co., Ltd.	35,000	846,454
Ai Holdings Corp.	35,200	640,379
Aica Kogyo Co., Ltd.	33,300	711,329
Aichi Steel Corp.	254,365	1,014,397
Aida Engineering Ltd.	55,200	557,422
Airport Facilities Co., Ltd.	83,600	585,089
Akebono Brake Industry Co., Ltd.	95,200	479,266
Akita Bank Ltd. (The)	231,000	638,468
Amano Corp.	64,400	734,238
Anritsu Corp.	69,565	781,452
Aomori Bank Ltd. (The)	15,000	43,236
Aoyama Trading Co., Ltd.	54,800	1,499,488
Arcs Co., Ltd.	30,200	638,253
Ariake Japan Co., Ltd.	23,900	628,966
Asahi Diamond Industrial Co., Ltd.	52,900	839,152
Asahi Organic Chemicals Industry Co., Ltd.	53,362	115,357
Asatsu-DK, Inc.	65,800	1,777,746
ASKUL Corp.(a)	19,088	513,071
Autobacs Seven Co., Ltd.	71,800	1,204,876
Avex Group Holdings, Inc.(a)	43,200	761,187
Axell Corp.(a)	3,303	49,428
Azbil Corp.	57,600	1,474,328
Bank of Iwate Ltd. (The)	13,400	659,385
Bank of Nagoya Ltd. (The)	183,000	727,990
Bank of Saga Ltd. (The)	399,764	923,397
Bank of the Ryukyus Ltd.	50,400	722,381
Belc Co., Ltd.	13,600	321,256
Belluna Co., Ltd.	120,800	609,336
Broadleaf Co., Ltd.(a)	20,800	398,733
Calsonic Kansei Corp.	189,000	1,259,316
Canon Electronics, Inc.	99	1,865
Cawachi Ltd.	37,300	712,089
Central Glass Co., Ltd.	206,000	758,482
Chiyoda Co., Ltd.	28,900	647,294
CONEXIO Corp.	8,270	72,410
Cosmo Oil Co., Ltd.	300,000	642,614
Dai-Dan Co., Ltd.	52,258	312,088
Daibiru Corp.	62,600	640,182
Daido Steel Co., Ltd.	191,000	976,635
Daifuku Co., Ltd.	46,900	657,401
Daiichi Jitsugyo Co., Ltd.	45,364	213,599
Daiichikosho Co., Ltd.	25,400	729,117
Daiken Corp.	220,000	625,438
Daikoku Denki Co., Ltd.(a)	35,100	583,123
Daio Paper Corp.(a)	48,000	434,964
Daisan Bank Ltd. (The)	309,000	545,985
Daishi Bank Ltd. (The)	261,000	979,024
Daiwabo Holdings Co., Ltd.	361,000	702,009
DCM Holdings Co., Ltd.	125,600	907,548
Dena Co., Ltd.	104,000	1,406,446
Denki Kagaku Kogyo K.K.	369,000	1,416,919
DIC Corp.	528,000	1,407,236
Doshisha Co., Ltd.	30,000	528,009
Doutor Nichires Holdings Co., Ltd.	37,600	665,855
Dunlop Sports Co., Ltd.	49,749	602,066
Duskin Co., Ltd.	45,800	886,568
Dynam Japan Holdings Co., Ltd.	729,451	2,178,842
Earth Chemical Co., Ltd.	24,200	931,642
EDION Corp.(a)	80,000	555,155
Ehime Bank Ltd. (The)	358,000	837,530
Eighteenth Bank Ltd. (The)	337,000	874,893
Endo Lighting Corp.	31,100	468,779
Exedy Corp.	35,400	1,051,814
Ezaki Glico Co., Ltd.	50,000	795,124
FCC Co., Ltd.(a)	55,951	1,051,584
Foster Electric Co., Ltd.	41,085	561,292
France Bed Holdings Co., Ltd.	24,713	45,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
Fudo Tetra Corp.	123,600	$239,135
Fuji Corp., Ltd.	126,500	792,927
Fuji Oil Co., Ltd.	236	3,369
Fuji Seal International, Inc.	9,800	304,723
Fuji Soft, Inc.	14,000	311,219
Fujibo Holdings, Inc.	99,000	276,561
Fujikura Ltd.	141,000	686,175
Fujimi, Inc.	45,468	638,675
Fujitec Co., Ltd.	38,700	409,520
Fujitsu General Ltd.	42,000	463,097
Fukui Bank Ltd. (The)	242,000	594,818
Fukuyama Transporting Co., Ltd.(a)	136,000	782,666
Funai Consulting, Inc.(a)	75,600	661,934
Furukawa Co., Ltd.	114,000	231,815
Geo Holdings Corp.(a)	94,100	819,271
Glory Ltd.	32,400	1,055,427
GMO Internet, Inc.(a)	60,624	685,203
GS Yuasa Corp.	156,000	993,238
Gulliver International Co., Ltd.	51,940	426,574
Hakuto Co., Ltd.	67,094	712,632
Hanwa Co., Ltd.	230,000	994,423
Haseko Corp.	37,900	304,906
Hazama Ando Corp.	37,600	226,777
Heiwa Corp.	74,500	1,653,921
Heiwa Real Estate Co., Ltd.	41,200	662,502
Heiwado Co., Ltd.	55,900	855,840
Higashi-Nippon Bank Ltd. (The)	318,000	809,871
Higo Bank Ltd. (The)	10,293	57,305
Hitachi Koki Co., Ltd.	113,600	982,317
Hitachi Kokusai Electric, Inc.	57,000	789,408
Hitachi Transport System Ltd.	48,400	754,869
Hogy Medical Co., Ltd.	15,600	845,407
Hokuetsu Bank Ltd. (The)	345,000	718,573
Hokuetsu Kishu Paper Co., Ltd.	158,000	706,520
Horiba Ltd.	20,900	749,928
Hyakugo Bank Ltd. (The)	5,000	20,828
Hyakujushi Bank Ltd. (The)	246,000	886,333
Ichiyoshi Securities Co., Ltd.	66,897	943,644
Idec Corp.	54,600	524,414
Iino Kaiun Kaisha Ltd.	75,657	431,664
Inaba Denki Sangyo Co., Ltd.	30,300	1,021,416
Inabata & Co., Ltd.	65,700	617,407
Iseki & Co., Ltd.	249,000	653,808
IT Holdings Corp.	40,400	693,905
Ito En Ltd.(a)	47,700	1,222,811
Itochu Enex Co., Ltd.	141,700	1,018,287
Itochu Techno-Solutions Corp.	44,400	1,930,625
Itoham Foods, Inc.	86,000	380,317
Iwatani Corp.	164,000	1,162,351
Izumi Co., Ltd.	24,400	773,150
J-Oil Mills, Inc.	205,000	665,762
Japan Aviation Electronics Industry Ltd.	20,000	430,186
Japan Pulp & Paper Co., Ltd.	220,000	734,021
Japan Steel Works Ltd. (The)(a)	209,000	916,006
Japan Vilene Co., Ltd.	81,000	456,552
Japan Wool Textile Co., Ltd. (The)	92,000	724,703
Jowa Holdings Co., Ltd.(a)	24,800	929,036
Juroku Bank Ltd. (The)	259,000	968,965
K’s Holdings Corp.	29,200	846,845
kabu.com Securities Co., Ltd.(a)	221,500	1,091,047
Kaga Electronics Co., Ltd.	52,200	632,243
Kagome Co., Ltd.(a)	34,800	615,926
Kagoshima Bank Ltd. (The)	125,000	843,986
Kaken Pharmaceutical Co., Ltd.	60,000	1,269,829
Kamigumi Co., Ltd.	95,000	873,994
Kandenko Co., Ltd.	143,000	831,420
Kaneka Corp.	102,706	642,768
Kanematsu Corp.	215,000	386,259
Kansai Urban Banking Corp.	670,788	821,062
Kato Sangyo Co., Ltd.	30,700	691,246
Kato Works Co., Ltd.	47,000	334,041
Kawasaki Kisen Kaisha Ltd.	597,000	1,249,336
Keihin Corp.	49,000	778,737
Kewpie Corp.	58,800	957,122
Kitz Corp.	85,100	477,981
Kiyo Bank Ltd. (The)	75,991	1,035,167
Koa Corp.	34,600	349,398
Kokuyo Co., Ltd.	96,000	804,541
Komeri Co., Ltd.	25,400	663,677
Konaka Co., Ltd.	28,800	225,442
Kose Corp.	28,300	1,081,102
Kurabo Industries Ltd.	316,000	573,950
Kureha Corp.	177,000	966,201
KYB Co., Ltd.	182,000	856,957
Kyodo Printing Co., Ltd.	71,000	238,991
Kyokuto Securities Co., Ltd.(a)	70,800	1,226,534
KYORIN Holdings, Inc.	65,300	1,343,322
Kyoto Kimono Yuzen Co., Ltd.	16,800	169,650
Kyowa Exeo Corp.	64,700	920,956
Lintec Corp.	50,430	1,013,528
Lion Corp.(a)	211,000	1,222,615
Maeda Corp.	34,000	268,832
Maeda Road Construction Co., Ltd.	42,000	726,776
Makino Milling Machine Co., Ltd.	61,000	525,068
Mandom Corp.	15,330	545,527
Mars Engineering Corp.	39,800	785,353
Matsumotokiyoshi Holdings Co., Ltd.	29,100	1,006,816
Meidensha Corp.	90,000	375,796
Meitec Corp.	36,800	1,147,900
Melco Holdings, Inc.	21,200	430,466
Mie Bank Ltd. (The)	366,056	834,697
Minato Bank Ltd. (The)	328,787	603,666
MISUMI Group, Inc.	31,764	873,859
Mitsubishi Steel Manufacturing Co., Ltd.	178,175	415,076
Mitsui Engineering & Shipbuilding Co., Ltd.	348,000	779,784
Mitsui Mining & Smelting Co., Ltd.	253,000	721,751
Mitsuuroko Group Holdings Co., Ltd.	81,292	487,086
Miura Co., Ltd.	25,500	870,934
Miyazaki Bank Ltd. (The)	198,000	654,755
Mizuno Corp.	60,000	359,508
Mochida Pharmaceutical Co., Ltd.	13,400	961,631
Modec, Inc.(a)	32,059	765,517
Monex Group, Inc.(a)	90,138	333,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
Morinaga & Co., Ltd.	104,000	$225,853
Morinaga Milk Industry Co., Ltd.	453,000	1,632,150
MOS Food Services, Inc.	12,200	267,351
Musashi Seimitsu Industry Co., Ltd.	21,800	546,802
Musashino Bank Ltd. (The)	24,700	865,555
Nachi-Fujikoshi Corp.	55,000	387,098
Nagaileben Co., Ltd.	30,700	633,062
Nagase & Co., Ltd.	70,500	911,653
Nakanishi, Inc.	6,000	246,385
Nanto Bank Ltd. (The)	193,000	800,158
NEC Networks & System Integration Corp.	30,600	745,782
Neturen Co., Ltd.	103,500	789,749
NHK Spring Co., Ltd.	149,648	1,403,342
Nichias Corp.	83,000	572,696
Nichicon Corp.	74,702	609,090
Nichiha Corp.	55,800	629,578
Nichii Gakkan Co.	82,100	737,486
Nichirei Corp.	183,000	877,923
Nidec Copal Electronics Corp.	79,500	674,108
Nifco, Inc.	31,800	1,060,994
Nihon Kohden Corp.	22,500	1,128,276
Nihon Parkerizing Co., Ltd.	20,700	474,462
Nihon Unisys Ltd.	52,200	448,805
Nikkiso Co., Ltd.	54,355	645,467
Nippo Corp.	32,000	538,256
Nippon Beet Sugar Manufacturing Co., Ltd.	55,000	103,154
Nippon Flour Mills Co., Ltd.	155,194	825,720
Nippon Kayaku Co., Ltd.	87,000	1,132,748
Nippon Konpo Unyu Soko Co., Ltd.	50,800	879,554
Nippon Paper Industries Co., Ltd.(a)	58,800	1,106,291
Nippon Road Co., Ltd. (The)	112,000	630,176
Nippon Sharyo Ltd.	122,000	503,391
Nippon Shinyaku Co., Ltd.	20,000	583,584
Nippon Soda Co., Ltd.	95,000	506,392
Nippon Steel & Sumikin Bussan Corp.	146,736	567,795
Nippon Synthetic Chemical Industry Co., Ltd. (The)	102,157	814,795
Nippon Valqua Industries Ltd.	265,000	755,984
Nipro Corp.(a)	129,591	1,162,808
Nishi-Nippon City Bank Ltd. (The)	553,000	1,359,232
Nishi-Nippon Railroad Co., Ltd.	206,000	831,686
Nishimatsu Construction Co., Ltd.	202,000	859,405
Nisshin Oillio Group Ltd. (The)	83,180	304,622
Nisshinbo Holdings, Inc.	66,000	661,270
Nissin Kogyo Co., Ltd.	44,800	888,438
Nitta Corp.	18,700	432,312
Nitto Boseki Co., Ltd.	92,000	374,157
Nitto Kogyo Corp.	27,400	602,878
NOF Corp.	81,000	578,886
Noritake Co., Ltd.	133,907	356,891
Noritz Corp.	38,100	751,056
North Pacific Bank Ltd.	139,900	603,487
NS Solutions Corp.	34,700	947,095
NS United Kaiun Kaisha Ltd.	214,372	539,607
Oita Bank Ltd. (The)	138,000	498,574
Okamura Corp.	45,000	394,897
Oki Electric Industry Co., Ltd.	263,000	584,127
OKUMA Corp.	72,000	692,246
Okumura Corp.	157,000	796,585
OSG Corp.	48,400	892,465
Pal Co., Ltd.	25,900	616,661
Paltac Corp.	61,676	868,170
PanaHome Corp.	134,000	1,046,286
Pasco Corp.	94,062	425,254
Pigeon Corp.	20,000	1,054,242
Plenus Co., Ltd.	43,300	997,176
Pola Orbis Holdings, Inc.(a)	22,417	905,044
Press Kogyo Co., Ltd.	4,151	15,898
Relo Holdings, Inc.	10,199	657,415
Resorttrust, Inc.	56,200	1,121,725
Riken Corp.	145,886	673,951
Riken Technos Corp.	49,000	266,996
Riso Kagaku Corp.	19,220	545,077
Round One Corp.	64,659	411,678
Royal Holdings Co., Ltd.(a)	20,400	341,728
Ryobi Ltd.	166,000	560,407
Ryoden Trading Co., Ltd.	52,000	392,162
Ryosan Co., Ltd.	24,463	508,991
Saibu Gas Co., Ltd.	1,078	2,831
Saizeriya Co., Ltd.	43,400	551,363
San-Ai Oil Co., Ltd.	80,000	602,537
San-In Godo Bank Ltd. (The)	118,000	877,094
Sanden Corp.	84,000	465,999
Sankyo Seiko Co., Ltd.	118,800	484,324
Sankyu, Inc.	379,000	1,919,224
Sanrio Co., Ltd.(a)	74,800	2,173,006
Sanwa Holdings Corp.	143,000	1,005,044
Sanyo Chemical Industries Ltd.	90,000	636,099
Sapporo Holdings Ltd.	274,000	1,103,519
Sato Holdings Corp.(a)	25,900	681,343
Seino Holdings Co., Ltd.	52,000	590,297
Senko Co., Ltd.(a)	162,000	847,540
Shiga Bank Ltd. (The)	110,000	662,356
Shinko Electric Industries Co., Ltd.	84,300	767,234
Shinko Plantech Co., Ltd.(a)	12,000	93,934
Shinmaywa Industries Ltd.	24,000	211,796
Shizuoka Gas Co., Ltd.	38,400	263,442
Showa Corp.	2	24
Showa Denko K.K.	967,000	1,374,542
SKY Perfect JSAT Holdings, Inc.	208,800	1,224,295
Sojitz Corp.	858,800	1,517,449
Sotetsu Holdings, Inc.	319,000	1,228,074
Square Enix Holdings Co., Ltd.	65,200	1,153,977
St. Marc Holdings Co., Ltd.	8,200	439,524
Star Micronics Co., Ltd.	48,900	697,020
Starzen Co., Ltd.	210,000	592,863
Studio Alice Co., Ltd.(a)	20,700	301,801
Sumitomo Bakelite Co., Ltd.	225,000	892,848
Sumitomo Forestry Co., Ltd.	89,200	1,088,310
Sumitomo Osaka Cement Co., Ltd.	147,000	558,659
Sumitomo Warehouse Co., Ltd. (The)	146,050	833,295
Tadano Ltd.	35,000	582,153
Taikisha Ltd.	4,399	102,653
Taiyo Holdings Co., Ltd.	31,559	978,187
Takara Holdings, Inc.	96,000	842,446
Takara Standard Co., Ltd.	84,000	740,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
Takasago Thermal Engineering Co., Ltd.	91,100	$1,078,218
Tama Home Co., Ltd.	74,800	541,221
Tamron Co., Ltd.(a)	16,400	392,901
Tecmo Koei Holdings Co., Ltd.	60,800	811,427
Teijin Ltd.	519,765	1,303,196
Temp Holdings Co., Ltd.	8,700	285,978
TOA Corp.	33,700	412,497
Toagosei Co., Ltd.	226,000	1,017,284
TOC Co., Ltd.	76,720	560,415
Tochigi Bank Ltd. (The)	115,000	492,671
Toda Corp.	148,000	575,608
Toei Co., Ltd.	67,000	363,092
Toho Bank Ltd. (The)	229,000	836,385
Toho Holdings Co., Ltd.	35,400	713,207
Toho Zinc Co., Ltd.	125,000	466,413
Tokai Carbon Co., Ltd.	217,000	619,051
Tokai Rika Co., Ltd.	63,107	1,267,061
Tokyo Dome Corp.	96,000	452,969
Tokyo Seimitsu Co., Ltd.	22,000	395,459
Tokyo Tomin Bank Ltd. (The)(a)	46,100	564,731
Tokyotokeiba Co., Ltd.(a)	132,000	411,747
Tomen Electronics Corp.	16,510	268,580
TOMONY Holdings, Inc.	146,090	644,610
Toppan Forms Co., Ltd.	87,900	884,163
Topy Industries Ltd.	86,915	181,886
Toshiba Machine Co., Ltd.	129,000	599,763
Toshiba Plant Systems & Services Corp.	34,600	514,705
Toshiba TEC Corp.	86,000	604,432
Towa Bank Ltd. (The)	311,000	303,924
Toyo Ink SC Holdings Co., Ltd.	237,000	1,169,735
Toyo Kohan Co., Ltd.	78,000	457,352
Toyo Tire & Rubber Co., Ltd.	53,000	901,426
Toyobo Co., Ltd.	518,694	896,021
Toyota Boshoku Corp.(a)	111,580	1,180,729
Trancom Co., Ltd.	7,000	275,011
TS Tech Co., Ltd.	38,900	1,131,231
Tsubakimoto Chain Co.	55,000	453,334
Tsugami Corp.(a)	73,247	404,899
Tsukishima Kikai Co., Ltd.	30,400	343,296
UACJ Corp.	312,540	1,175,438
Ube Industries Ltd.(a)	939,000	1,631,351
Union Tool Co.	14,000	358,067
Unipres Corp.	23,600	567,257
United Arrows Ltd.	5,600	225,813
Universal Entertainment Corp.	35,300	626,169
UNY Group Holdings Co., Ltd.	197,000	1,234,835
Ushio, Inc.	62,400	803,830
Valor Co., Ltd.	43,000	713,094
Wacom Co., Ltd.(a)	129,100	735,311
Yachiyo Bank Ltd. (The)	14,200	465,367
YAMABIKO Corp.	5,400	211,085
Yamato Kogyo Co., Ltd.	39,713	1,164,282
Yamazen Corp.	81,700	619,373
Yokohama Reito Co., Ltd.(a)	61,000	498,574
Yuasa Trading Co., Ltd.	301,000	653,670
Zenrin Co., Ltd.(a)	37,000	424,402
Zeon Corp.	96,000	1,027,235
ZERIA Pharmaceutical Co., Ltd.(a)	27,000	644,983

Total Japan		256,182,289

Netherlands - 0.9%
Amsterdam Commodities N.V.	39,413	912,773
BE Semiconductor Industries N.V.	83,803	1,485,295
BinckBank N.V.	161,006	2,037,320
Brunel International N.V.	31,361	915,222
Koninklijke BAM Groep N.V.(a)	135,663	664,589
Koninklijke Ten Cate N.V.	31,209	835,581
TKH Group N.V. CVA(a)	31,741	1,082,326
USG People N.V.	57,432	873,613

Total Netherlands		8,806,719

New Zealand - 3.2%
Air New Zealand Ltd.	1,717,532	3,127,874
Ebos Group Ltd.	172,128	1,520,631
Fisher & Paykel Healthcare Corp., Ltd.(a)	802,775	3,338,632
Freightways Ltd.	235,374	1,051,017
Hallenstein Glasson Holdings Ltd.	206,546	551,566
Heartland New Zealand Ltd.	1,085,108	902,563
Infratil Ltd.	975,509	2,088,292
Kathmandu Holdings Ltd.	314,879	882,216
Mainfreight Ltd.	78,996	989,059
Metlifecare Ltd.	51,916	206,366
Nuplex Industries Ltd.	296,068	798,405
NZX Ltd.	728,243	835,273
Port of Tauranga Ltd.(a)	94,746	1,281,653
Restaurant Brands New Zealand Ltd.	261,432	762,227
Skellerup Holdings Ltd.	332,475	509,422
Sky Network Television Ltd.	697,970	4,198,310
SKYCITY Entertainment Group Ltd.(a)	1,035,647	3,608,908
Steel & Tube Holdings Ltd.	289,864	796,902
Warehouse Group Ltd. (The)	459,459	1,247,066
Z Energy Ltd.	858,215	2,945,528

Total New Zealand		31,641,910

Norway - 3.4%
ABG Sundal Collier Holding ASA	1,052,038	942,948
Atea ASA	277,023	3,160,147
Austevoll Seafood ASA(a)	203,221	1,334,649
Borregaard ASA	119,096	861,735
Cermaq ASA	63,320	871,949
Ekornes ASA	25,684	342,171
Fred Olsen Energy ASA(a)	237,719	6,740,724
Kvaerner ASA	304,503	625,253
Leroy Seafood Group ASA(a)	75,046	2,739,485
Petroleum Geo-Services ASA	205,016	2,171,673
Protector Forsikring ASA	115,336	661,608
Salmar ASA	269,392	4,697,447
Selvaag Bolig ASA	233,963	781,618
SpareBank 1 Nord Norge	157,277	909,886
SpareBank 1 SMN	156,774	1,386,013
Tomra Systems ASA	145,939	1,186,767
Veidekke ASA	179,947	2,023,425
Wilh. Wilhelmsen ASA(a)	157,293	1,345,743

Total Norway		32,783,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
Portugal - 0.7%
CTT-Correios de Portugal S.A.	157,600	$1,566,549
Mota-Engil, SGPS, S.A.	281,275	2,202,816
REN - Redes Energeticas Nacionais, SGPS, S.A.	415,760	1,531,250
Semapa-Sociedade de Investimento e Gestao	78,950	1,115,535
Teixeira Duarte S.A.(a)	129,424	179,150

Total Portugal		6,595,300

Singapore - 4.2%
Amtek Engineering Ltd.	1,110,278	543,272
Asian Pay Television Trust	4,845,000	3,031,404
Boustead Singapore Ltd.	797,000	1,205,106
Chip Eng Seng Corp., Ltd.	1,663,878	1,047,723
Courts Asia Ltd.	863,660	394,887
CWT Ltd.	731,676	1,024,165
Falcon Energy Group Ltd.	1,251,442	386,480
Fragrance Group Ltd.	1,605,369	302,620
Global Premium Hotels Ltd.(a)	2,102,057	556,434
Goodpack Ltd.(a)	383,000	728,119
GuocoLand Ltd.	361,455	614,675
Ho Bee Land Ltd.(a)	650,000	1,173,144
Hong Fok Corp. Ltd.	780,704	670,079
Hong Leong Asia Ltd.	765,121	972,781
Hotel Properties Ltd.	345,000	1,106,967
Jaya Holdings Ltd.	4,589,508	703,161
Keppel Infrastructure Trust	275,678	231,086
OSIM International Ltd.(a)	964,000	2,080,103
OUE Ltd.	1,639,797	3,196,332
Oxley Holdings Ltd.	3,795,282	2,100,625
Pacific Radiance Ltd.	301,742	321,916
Pan-United Corp., Ltd.	853,000	735,551
Petra Foods Ltd.	294,803	922,257
Raffles Medical Group Ltd.	314,000	1,025,131
Religare Health Trust	1,399,532	1,038,437
Rickmers Maritime	5,952,742	1,408,622
SMRT Corp., Ltd.(a)	946,000	1,176,192
Stamford Land Corp., Ltd.	2,159,000	1,151,675
Super Group Ltd.(a)	1,378,064	1,558,633
Tat Hong Holdings Ltd.	588,000	415,064
UMS Holdings Ltd.	1,592,767	696,313
United Engineers Ltd.	735,989	1,393,281
Venture Corp., Ltd.	632,944	3,929,721
Wee Hur Holdings Ltd.	3,130,199	916,474
Wing Tai Holdings Ltd.	1,337,000	2,112,774
Yongnam Holdings Ltd.	1,712,393	329,663

Total Singapore		41,200,867

Spain - 0.6%
Caja de Ahorros del Mediterraneo*†	46,484	0
Cie Automotive S.A.	76,455	1,099,123
Duro Felguera S.A.	248,714	1,658,366
Elecnor S.A.	62,636	900,460
Faes Farma S.A.	265,579	839,956
Miquel y Costas & Miquel S.A.	14,663	646,041
Papeles y Cartones de Europa S.A.	106,716	592,477
Pescanova S.A.*†	7,082	0

Total Spain		5,736,423

Sweden - 4.0%
AddTech AB Class B	49,968	930,544
AF AB Class B	64,894	1,162,401
Atrium Ljungberg AB Class B	138,704	2,261,473
Axis Communications AB(a)	57,455	1,675,862
B&B Tools AB Class B	34,821	796,909
Betsson AB*	51,316	1,773,130
Bilia AB Class A	45,163	1,367,992
BioGaia AB Class B	6,487	187,274
Byggmax Group AB	105,917	887,216
Clas Ohlson AB Class B	82,553	1,682,462
Duni AB	89,108	1,399,529
Fabege AB	219,431	3,103,383
Gunnebo AB	127,888	740,315
Holmen AB Class B	82,669	2,954,165
Indutrade AB	32,049	1,495,701
Kungsleden AB	151,614	1,139,597
Loomis AB Class B	64,815	1,992,339
Mekonomen AB(a)	66,494	1,705,778
New Wave Group AB Class B	76,865	477,147
Nobia AB(a)	97,197	810,538
Nolato AB Class B	44,991	1,022,928
Peab AB(a)	339,958	2,656,975
Proffice AB Class B	90,688	360,834
Ratos AB Class B(a)	394,286	3,644,817
Semcon AB	65,543	713,239
Svenska Cellulosa AB SCA Class A	27,183	706,680
Sweco AB Class B	70,609	1,180,276
Wihlborgs Fastigheter AB	217	4,155

Total Sweden		38,833,659

Switzerland - 1.8%
Ascom Holding AG Registered Shares	31,181	529,177
BKW AG	47,414	1,748,351
Cembra Money Bank AG	46,012	2,905,584
Gategroup Holding AG*	20,056	545,049
Implenia AG Registered Shares*	12,250	824,679
Kudelski S.A. Bearer Shares	30,215	529,819
Logitech International S.A. Registered Shares	221,971	2,891,030
Nobel Biocare Holding AG Registered Shares*	80,920	1,204,492
Schweizerische National-Versicherungs-Gesellschaft AG Registered Shares	21,144	1,454,425
Tecan Group AG Registered Shares(a)	5,917	676,572
Valiant Holding AG Registered Shares	16,317	1,699,227
Vontobel Holding AG Registered Shares(a)	85,221	2,974,278

Total Switzerland		17,982,683

United Kingdom - 15.0%
A.G.BARR PLC	75,198	817,751
African Barrick Gold PLC	494,410	1,738,919
Al Noor Hospitals Group PLC	26,120	456,438
Alent PLC	240,224	1,504,155
Aveva Group PLC	32,102	1,118,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
Bank of Georgia Holdings PLC	36,324	$1,459,551
Betfair Group PLC	44,513	779,372
Bloomsbury Publishing PLC	132,757	408,590
Bodycote PLC	105,201	1,236,660
Bovis Homes Group PLC	80,693	1,092,055
Brammer PLC	107,479	839,382
Brewin Dolphin Holdings PLC	242,034	1,281,667
Cable & Wireless Communications PLC	4,457,917	3,754,014
Chesnara PLC	204,074	1,118,339
Chime Communications PLC	103,029	632,869
Cineworld Group PLC	193,936	1,084,005
Communisis PLC	236,311	250,515
Computacenter PLC	132,121	1,353,183
Concentric AB	46,806	659,871
Connect Group PLC	267,130	832,430
Costain Group PLC	153,553	682,636
Countrywide PLC	103,792	913,076
Cranswick PLC	42,874	927,347
Crest Nicholson Holdings PLC	179,451	1,057,964
CSR PLC	62,913	636,825
Dairy Crest Group PLC	218,339	1,756,502
Darty PLC	520,021	875,820
De La Rue PLC	173,591	2,404,196
Debenhams PLC	2,134,258	2,497,918
Dechra Pharmaceuticals PLC	79,914	988,597
Development Securities PLC	116,021	423,538
Devro PLC	271,564	1,155,029
Diploma PLC	94,363	1,034,231
Domino Printing Sciences PLC	90,988	933,454
Domino’s Pizza Group PLC	172,161	1,542,495
E2V Technologies PLC	268,305	766,131
Electrocomponents PLC	595,497	2,675,856
Elementis PLC	270,425	1,203,590
EMIS Group PLC	58,958	737,924
esure Group PLC	460,385	2,097,858
Euromoney Institutional Investor PLC	68,382	1,297,844
Fidessa Group PLC	40,440	1,530,899
Foxtons Group PLC	40,435	207,621
Galliford Try PLC	81,544	1,592,267
Genus PLC	66,917	1,312,374
Go-Ahead Group PLC	68,690	2,781,205
Greggs PLC	161,436	1,479,527
Halfords Group PLC	335,144	2,709,360
Headlam Group PLC	78,658	560,501
Helical Bar PLC	140,789	842,548
Hill & Smith Holdings PLC	116,249	998,810
Hilton Food Group PLC	95,019	828,587
Homeserve PLC	349,748	1,925,612
Hunting PLC	124,847	1,831,568
Interserve PLC	130,292	1,336,678
ITE Group PLC	298,953	1,210,949
J D Wetherspoon PLC	78,767	1,065,316
James Fisher & Sons PLC	32,793	793,406
James Halstead PLC	168,995	809,077
John Menzies PLC	71,719	821,612
Johnson Service Group PLC	366,179	356,883
Kcom Group PLC	701,851	1,113,055
Keller Group PLC	58,634	923,351
Kier Group PLC	71,170	2,159,997
Ladbrokes PLC	1,848,249	4,433,798
Laird PLC	401,669	1,949,119
Lookers PLC	311,522	711,095
Low & Bonar PLC	447,218	598,358
Marshalls PLC	195,760	575,718
Marston’s PLC	876,452	2,171,472
Michael Page International PLC	258,403	1,904,288
Micro Focus International PLC	160,420	2,380,872
Mitie Group PLC	404,662	2,205,120
Moneysupermarket.com Group PLC	645,993	2,079,868
Morgan Advanced Materials PLC	288,570	1,600,132
Morgan Sindall Group PLC	67,114	980,006
N Brown Group PLC	273,689	1,979,500
National Express Group PLC	615,297	2,754,306
NCC Group PLC	218,663	714,112
NMC Health PLC	74,924	640,544
Northgate PLC	57,867	518,960
Novae Group PLC	103,114	936,203
Pace PLC	124,368	754,909
Photo-Me International PLC	421,635	1,007,503
Polar Capital Holdings PLC	87,212	755,289
Premier Farnell PLC	593,408	2,066,818
QinetiQ Group PLC	425,136	1,503,267
Rank Group PLC	322,159	920,459
Renishaw PLC	51,933	1,471,376
Restaurant Group PLC (The)	125,942	1,294,204
Ricardo PLC	56,255	616,081
RPC Group PLC	184,215	1,976,498
RPS Group PLC	190,536	905,690
Savills PLC	91,287	981,787
Schroders PLC Non-Voting Shares	58,781	1,937,768
Senior PLC	256,493	1,242,014
Shanks Group PLC	551,482	1,006,600
SIG PLC	364,385	1,175,060
Spirit Pub Co. PLC	671,150	849,198
St. Ives PLC	194,740	719,228
St. Modwen Properties PLC	84,347	517,175
SThree PLC	163,118	1,084,251
Synergy Health PLC	32,765	789,927
Synthomer PLC	252,509	1,002,097
Ted Baker PLC	18,839	583,356
Telecity Group PLC(a)	106,981	1,379,227
Telecom Plus PLC	44,513	1,017,597
TT electronics PLC	194,440	688,198
Ultra Electronics Holdings PLC	59,040	1,882,708
Unite Group PLC (The)	80,773	544,152
UTV Media PLC	268,097	953,483
Vesuvius PLC	309,380	2,425,962
WH Smith PLC	138,609	2,535,905
WS Atkins PLC	76,981	1,737,462
Xaar PLC	20,933	186,478

Total United Kingdom		145,863,647

TOTAL COMMON STOCKS (Cost: $824,916,187)		968,628,684

RIGHTS - 0.0%

Finland - 0.0%
Citycon Oyj, expiring 7/2/14*†	313,735	1,841

Portugal - 0.0%
Mota-Engil, SGPS, S.A., expiring 12/31/14*†	228,799	125,304

TOTAL RIGHTS (Cost: $124,078)		127,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2014

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(b)	12,249	$740,084
WisdomTree Japan SmallCap Dividend Fund(b)	11,224	601,382

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,288,360)		1,341,466

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.0%

United States - 8.0%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $77,603,428)(d)	77,603,428	77,603,428

TOTAL INVESTMENTS IN SECURITIES - 107.5% (Cost: $903,932,053)		1,047,700,723
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.5)%		(72,967,845)

NET ASSETS - 100.0%		$974,732,878

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,265,457, which represents 0.2% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $74,987,073 and the total market value of the collateral held by the Fund was $79,076,827. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,473,399.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.3%

Japan - 100.3%

Auto Components - 14.0%
Aisin Seiki Co., Ltd.	800	$31,825
Bridgestone Corp.	2,400	83,984
Denso Corp.	1,800	85,909
Exedy Corp.	200	5,942
FCC Co., Ltd.	200	3,759
Keihin Corp.	200	3,178
KYB Co., Ltd.	2,000	9,417
Mitsuba Corp.	200	3,178
NHK Spring Co., Ltd.	1,000	9,378
Nifco, Inc.	200	6,673
Nissan Shatai Co., Ltd.	400	6,780
Nissin Kogyo Co., Ltd.	200	3,966
NOK Corp.	400	8,035
Stanley Electric Co., Ltd.	600	15,642
Sumitomo Rubber Industries Ltd.	800	11,545
Tachi-S Co., Ltd.(a)	200	3,459
Takata Corp.	200	4,296
Tokai Rika Co., Ltd.	200	4,016
Toyoda Gosei Co., Ltd.	400	8,308
Toyota Boshoku Corp.(a)	400	4,233
Toyota Industries Corp.	500	25,813
TS Tech Co., Ltd.	200	5,816
Unipres Corp.	200	4,807
Yokohama Rubber Co., Ltd. (The)	1,160	10,031

Total Auto Components		359,990

Automobiles - 32.0%
Daihatsu Motor Co., Ltd.	800	14,222
Fuji Heavy Industries Ltd.	2,400	66,453
Honda Motor Co., Ltd.	6,200	216,469
Isuzu Motors Ltd.	4,000	26,455
Mazda Motor Corp.(a)	10,000	46,888
Mitsubishi Motors Corp.	2,600	28,694
Nissan Motor Co., Ltd.	10,500	99,605
Suzuki Motor Corp.	1,600	50,114
Toyota Motor Corp.	4,200	252,236
Yamaha Motor Co., Ltd.	1,200	20,647

Total Automobiles		821,783

Building Products - 4.9%
Aica Kogyo Co., Ltd.	200	4,272
Asahi Glass Co., Ltd.(a)	4,000	23,572
Central Glass Co., Ltd.	2,000	7,364
Daikin Industries Ltd.	1,000	63,097
Nippon Sheet Glass Co., Ltd.*	4,000	5,646
Noritz Corp.	200	3,943
Sanwa Holdings Corp.	2,000	14,057
Takasago Thermal Engineering Co., Ltd.	400	4,734

Total Building Products		126,685

Chemicals - 1.1%
Kansai Paint Co., Ltd.	1,000	16,712
Toyo Ink SC Holdings Co., Ltd.	2,000	9,871

Total Chemicals		26,583

Construction & Engineering - 1.5%
COMSYS Holdings Corp.	600	11,152
JGC Corp.	325	9,875
Kyowa Exeo Corp.	400	5,694
Mirait Holdings Corp.	400	4,004
Taikisha Ltd.	200	4,667
Toshiba Plant Systems & Services Corp.	200	2,975

Total Construction & Engineering		38,367

Electrical Equipment - 10.2%
Fuji Electric Co., Ltd.	2,000	9,476
Fujikura Ltd.	2,000	9,733
Furukawa Electric Co., Ltd.(a)	4,000	8,489
GS Yuasa Corp.	2,000	12,734
Mabuchi Motor Co., Ltd.	200	15,162
Mitsubishi Electric Corp.	8,000	98,712
Nidec Corp.	1,000	61,359
Sumitomo Electric Industries Ltd.	2,800	39,386
Ushio, Inc.	600	7,729

Total Electrical Equipment		262,780

Machinery - 28.7%
Amada Co., Ltd.	2,000	20,335
Asahi Diamond Industrial Co., Ltd.	400	6,345
CKD Corp.	200	1,927
Daifuku Co., Ltd.	900	12,615
DMG Mori Seiki Co., Ltd.	400	5,808
Ebara Corp.	2,000	12,635
FANUC Corp.	600	103,470
Fujitec Co., Ltd.	400	4,233
Furukawa Co., Ltd.	2,000	4,067
Glory Ltd.	200	6,515
Hino Motors Ltd.	1,000	13,770
Hitachi Construction Machinery Co., Ltd.(a)	400	7,968
Hitachi Zosen Corp.	800	4,114
Hoshizaki Electric Co., Ltd.	200	9,970
IHI Corp.	6,000	27,955
Iseki & Co., Ltd.	2,000	5,251
Japan Steel Works Ltd. (The)(a)	2,000	8,766
JTEKT Corp.	800	13,480
Kawasaki Heavy Industries Ltd.	6,000	22,862
Komatsu Ltd.	3,800	88,225
Komori Corp.(a)	400	5,097
Kubota Corp.	4,000	56,700
Kurita Water Industries Ltd.	400	9,267
Makita Corp.	600	37,076
Meidensha Corp.	742	3,098
Minebea Co., Ltd.	1,265	14,210
Mitsubishi Heavy Industries Ltd.	12,000	74,863
Mitsui Engineering & Shipbuilding Co., Ltd.	4,000	8,963
Miura Co., Ltd.	200	6,831
Nabtesco Corp.	600	13,267
Nachi-Fujikoshi Corp.	2,000	14,076
NSK Ltd.	2,000	26,001
NTN Corp.	2,000	8,726
OSG Corp.	400	7,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2014

Investments	Shares	Value
SMC Corp.	200	$53,522
Sumitomo Heavy Industries Ltd.	2,000	9,516
THK Co., Ltd.	400	9,429

Total Machinery		738,329

Metals & Mining - 7.9%
Daido Steel Co., Ltd.(a)	2,000	10,227
JFE Holdings, Inc.	2,200	45,409
Kobe Steel Ltd.	14,000	21,006
Nippon Steel & Sumitomo Metal Corp.	36,000	115,137
Nisshin Steel Co., Ltd.	400	5,287
Yamato Kogyo Co., Ltd.	200	5,864

Total Metals & Mining		202,930

TOTAL COMMON STOCKS (Cost: $2,430,249)		2,577,447

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $95,420)(c)	95,420	95,420

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $2,525,669)		2,672,867
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.0)%		(102,147)

NET ASSETS - 100.0%		$2,570,720

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $90,470 and the total market value of the collateral held by the Fund was $95,420.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.4%

Japan - 99.4%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	115,700	$4,911,011
Yusen Logistics Co., Ltd.	266,204	3,032,421

Total Air Freight & Logistics		7,943,432

Airlines - 0.6%
Japan Airlines Co., Ltd.	1,137,400	62,873,896

Auto Components - 6.4%
Aisan Industry Co., Ltd.	200,000	1,778,787
Aisin Seiki Co., Ltd.	1,850,408	73,610,821
Akebono Brake Industry Co., Ltd.	413,648	2,082,429
Bridgestone Corp.(a)	3,361,985	117,647,074
Calsonic Kansei Corp.(a)	1,837,000	12,240,018
Daido Metal Co., Ltd.	357,000	4,496,639
Denso Corp.	4,326,279	206,481,012
Eagle Industry Co., Ltd.	223,400	3,987,041
Exedy Corp.	347,115	10,313,569
G-Tekt Corp.	135,801	1,776,184
Keihin Corp.(a)	614,034	9,758,598
Kinugawa Rubber Industrial Co., Ltd.	147,183	751,134
Koito Manufacturing Co., Ltd.	555,401	14,226,994
KYB Co., Ltd.	2,606,000	12,270,490
Musashi Seimitsu Industry Co., Ltd.(a)	211,200	5,297,460
NGK Spark Plug Co., Ltd.	853,000	24,064,696
Nifco, Inc.	316,745	10,568,068
Nissin Kogyo Co., Ltd.	394,846	7,830,271
NOK Corp.	579,900	11,648,946
Pacific Industrial Co., Ltd.	125,300	1,021,645
Press Kogyo Co., Ltd.	402,849	1,542,919
Riken Corp.	1,081,164	4,994,667
Sanden Corp.	1,820,000	10,096,639
Sanoh Industrial Co., Ltd.	239,672	1,745,994
Showa Corp.	149,613	1,819,488
Stanley Electric Co., Ltd.	809,007	21,090,642
Sumitomo Rubber Industries Ltd.	1,902,891	27,461,889
T. RAD Co., Ltd.	782,125	2,138,578
Tachi-S Co., Ltd.	182,100	3,149,294
Tokai Rika Co., Ltd.	898,814	18,046,372
Tokai Rubber Industries Ltd.	555,600	6,296,124
Topre Corp.	309,100	4,198,426
Toyo Tire & Rubber Co., Ltd.	625,439	10,637,495
Toyoda Gosei Co., Ltd.	195,434	4,058,962
Toyota Boshoku Corp.(a)	95,236	1,007,778
TPR Co., Ltd.	261,200	6,494,870
TS Tech Co., Ltd.	505,132	14,689,491
Unipres Corp.	281,600	6,768,629
Yokohama Rubber Co., Ltd. (The)(a)	92,000	795,538

Total Auto Components		678,885,671

Automobiles - 13.8%
Daihatsu Motor Co., Ltd.	2,024,369	35,989,226
Fuji Heavy Industries Ltd.	2,300,967	63,710,700
Honda Motor Co., Ltd.(a)	8,969,477	313,163,616
Isuzu Motors Ltd.	7,962,770	52,663,303
Mitsubishi Motors Corp.	4,854,100	53,569,753
Nissan Motor Co., Ltd.(a)	34,748,000	329,626,652
Suzuki Motor Corp.	1,369,836	42,904,986
Toyota Motor Corp.(a)	9,105,117	546,819,326
Yamaha Motor Co., Ltd.(a)	920,800	15,842,796

Total Automobiles		1,454,290,358

Banks - 8.4%
Mitsubishi UFJ Financial Group, Inc.(a)	86,339,178	529,259,459
Mizuho Financial Group, Inc.	176,292,200	361,964,144

Total Banks		891,223,603

Beverages - 1.0%
Kirin Holdings Co., Ltd.(a)	5,028,745	72,622,812
Suntory Beverage & Food Ltd.	980,200	38,461,033

Total Beverages		111,083,845

Building Products - 0.6%
Asahi Glass Co., Ltd.(a)	438,406	2,583,568
Central Glass Co., Ltd.	1,765,000	6,498,643
Daikin Industries Ltd.	641,849	40,498,483
Okabe Co., Ltd.	355,000	4,348,798
Sanwa Holdings Corp.	1,599,831	11,244,062

Total Building Products		65,173,554

Capital Markets - 1.5%
GCA Savvian Corp.(a)	3,100	28,795
Monex Group, Inc.(a)	2,209,196	8,177,765
Nomura Holdings, Inc.(a)	21,472,556	151,974,953
Sparx Group Co., Ltd.(a)	936,900	2,173,353

Total Capital Markets		162,354,866

Chemicals - 6.0%
ADEKA Corp.	636,200	8,534,582
Asahi Kasei Corp.	7,006,522	53,601,052
Chugoku Marine Paints Ltd.	350,000	2,528,997
Daicel Corp.	1,873,542	17,902,262
Denki Kagaku Kogyo K.K.	4,908,076	18,846,469
DIC Corp.	2,511,857	6,694,649
Fujimi, Inc.(a)	544,553	7,649,168
Gun-Ei Chemical Industry Co., Ltd.	36,000	149,252
Hitachi Chemical Co., Ltd.	1,306,215	21,610,151
JSP Corp.	273,096	4,903,624
Kaneka Corp.	1,802,454	11,280,350
Kansai Paint Co., Ltd.	906,000	15,140,990
Kumiai Chemical Industry Co., Ltd.	381,000	2,448,359
Kuraray Co., Ltd.(a)	3,243,437	41,109,255
Kureha Corp.	1,188,000	6,485,011
Lintec Corp.	689,447	13,856,316
Mitsubishi Chemical Holdings Corp.(a)	12,004,663	53,206,591
Mitsubishi Gas Chemical Co., Inc.(a)	169,564	1,084,620
Mitsui Chemicals, Inc.(a)	7,064,188	19,315,730
Nihon Nohyaku Co., Ltd.	205,900	2,497,913
Nihon Parkerizing Co., Ltd.	198,000	4,538,335
Nippon Paint Co., Ltd.	1,049,000	22,200,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2014

Investments	Shares	Value
Nippon Shokubai Co., Ltd.	942,000	$12,655,466
Nippon Soda Co., Ltd.	1,020,000	5,437,046
Nippon Synthetic Chemical Industry Co., Ltd. (The)	11,000	87,735
Nissan Chemical Industries Ltd.	742,553	11,544,553
Nitto Denko Corp.(a)	99,714	4,672,448
NOF Corp.	140,000	1,000,543
Sakata INX Corp.	274,900	2,561,627
Sanyo Chemical Industries Ltd.	1,167,000	8,248,082
Shikoku Chemicals Corp.	189,000	1,458,941
Shin-Etsu Chemical Co., Ltd.	1,071,689	65,144,473
Showa Denko K.K.(a)	11,843,312	16,834,677
Sumitomo Bakelite Co., Ltd.	2,635,000	10,456,246
Sumitomo Chemical Co., Ltd.	7,006,000	26,487,320
Sumitomo Seika Chemicals Co., Ltd.	14,000	98,258
Taiyo Holdings Co., Ltd.	253,245	7,849,458
Taiyo Nippon Sanso Corp.(a)	2,355,953	20,860,667
Takasago International Corp.	288,746	1,376,677
Tokai Carbon Co., Ltd.(a)	1,328,512	3,789,941
Toray Industries, Inc.	7,113,514	46,765,711
Tosoh Corp.	3,047,614	14,771,023
Toyo Ink SC Holdings Co., Ltd.	3,302,322	16,298,909
Toyobo Co., Ltd.	2,318,121	4,004,454
Zeon Corp.	1,311,000	14,028,172

Total Chemicals		632,016,942

Commercial Services & Supplies - 0.1%
Sato Holdings Corp.(a)	239,867	6,310,109

Communications Equipment - 0.1%
Hitachi Kokusai Electric, Inc.	419,000	5,802,843

Construction & Engineering - 0.3%
JGC Corp.	773,018	23,486,989
Penta-Ocean Construction Co., Ltd.(a)	329,043	1,091,342
Sumitomo Densetsu Co., Ltd.	3,400	38,898
Taikisha Ltd.	130,800	3,052,280
Toyo Engineering Corp.(a)	221,000	964,237

Total Construction & Engineering		28,633,746

Consumer Finance - 0.1%
Hitachi Capital Corp.(a)	241,858	6,765,960

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	137,491	4,275,175

Electrical Equipment - 2.2%
Daihen Corp.	822,000	3,837,974
Denyo Co., Ltd.	68,900	1,071,196
Fuji Electric Co., Ltd.	2,929,869	13,882,208
Fujikura Ltd.	1,568,577	7,633,468
GS Yuasa Corp.(a)	1,835,920	11,689,141
Idec Corp.	315,048	3,025,929
Mitsubishi Electric Corp.	6,483,114	79,994,990
Nidec Corp.(a)	1,126,844	69,142,316
Nippon Carbon Co., Ltd.(a)	1,690,624	3,220,872
Sanyo Denki Co., Ltd.	267,000	1,897,636
Sumitomo Electric Industries Ltd.	2,040,683	28,705,131
Ushio, Inc.	580,109	7,472,901

Total Electrical Equipment		231,573,762

Electronic Equipment, Instruments & Components - 6.2%
Amano Corp.	586,933	6,691,749
Canon Electronics, Inc.(a)	297,600	5,605,062
Citizen Holdings Co., Ltd.	1,061,085	8,326,959
Enplas Corp.	37,948	2,764,486
FUJIFILM Holdings Corp.	2,246,195	62,637,588
Hakuto Co., Ltd.	381,292	4,049,851
Hamamatsu Photonics K.K.(a)	350,685	17,204,526
Hitachi High-Technologies Corp.	410,819	9,773,198
Hitachi Ltd.(a)	15,303,028	112,085,749
Horiba Ltd.	58,903	2,113,542
Hoya Corp.	3,466,757	115,187,839
Ibiden Co., Ltd.	1,344,701	27,078,526
Japan Aviation Electronics Industry Ltd.	376,000	8,087,498
Keyence Corp.	26,110	11,390,666
Koa Corp.	161,450	1,630,357
Kyocera Corp.	1,497,818	71,087,399
Macnica, Inc.	120,600	4,029,722
Murata Manufacturing Co., Ltd.	795,456	74,445,667
Nichicon Corp.	123,000	1,002,892
Nippon Electric Glass Co., Ltd.(a)	3,639,301	21,195,278
Ohara, Inc.(a)	106,412	621,844
Oki Electric Industry Co., Ltd.	1,247,000	2,769,607
Omron Corp.	360,200	15,182,410
Optex Co., Ltd.	157,300	3,107,026
Ryosan Co., Ltd.	293,089	6,107,407
Sanshin Electronics Co., Ltd.	397,054	3,217,821
Shimadzu Corp.	1,298,000	11,903,085
Siix Corp.(a)	243,400	4,339,178
Taiyo Yuden Co., Ltd.(a)	154,800	1,712,954
TDK Corp.	604,068	28,323,607
Topcon Corp.(a)	260,300	6,012,556
UKC Holdings Corp.	86,800	1,343,491
Yaskawa Electric Corp.(a)	328,200	3,975,138
Yokogawa Electric Corp.	91,038	1,151,174

Total Electronic Equipment, Instruments & Components		656,155,852

Energy Equipment & Services - 0.0%
Toyo Kanetsu K.K.	239,775	615,384

Food & Staples Retailing - 1.6%
Ministop Co., Ltd.	65,700	1,062,952
Seven & I Holdings Co., Ltd.(a)	3,932,924	165,694,878

Total Food & Staples Retailing		166,757,830

Food Products - 0.7%
Ajinomoto Co., Inc.(a)	2,559,513	40,121,481
Fuji Oil Co., Ltd.	107,300	1,531,571
Kikkoman Corp.(a)	743,000	15,475,347
Nisshin Oillio Group Ltd. (The)(a)	1,374,497	5,033,694
Sakata Seed Corp.	187,517	2,585,867
Yakult Honsha Co., Ltd.(a)	225,587	11,423,536

Total Food Products		76,171,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2014

Investments	Shares	Value
Health Care Equipment & Supplies - 0.5%
Mani, Inc.	56,026	$3,113,631
Nipro Corp.(a)	202,333	1,815,514
Sysmex Corp.	293,060	11,007,288
Terumo Corp.(a)	1,536,656	34,356,901

Total Health Care Equipment & Supplies		50,293,334

Household Durables - 2.1%
Casio Computer Co., Ltd.(a)	2,130,857	30,920,091
Foster Electric Co., Ltd.(a)	605,600	8,273,534
Fujitsu General Ltd.	473,000	5,215,350
Panasonic Corp.	5,320,600	64,810,428
Rinnai Corp.	175,100	16,904,180
Sekisui Chemical Co., Ltd.	2,994,000	34,667,213
Sony Corp.(a)	3,591,721	59,634,517
Tamron Co., Ltd.(a)	157,100	3,763,701

Total Household Durables		224,189,014

Household Products - 0.3%
Lion Corp.	170,000	985,045
Pigeon Corp.(a)	187,400	9,878,249
Unicharm Corp.(a)	290,687	17,322,713

Total Household Products		28,186,007

Industrial Conglomerates - 0.9%
Nisshinbo Holdings, Inc.	1,334,000	13,365,678
Toshiba Corp.(a)	17,383,618	81,165,306

Total Industrial Conglomerates		94,530,984

Insurance - 1.5%
MS&AD Insurance Group Holdings, Inc.(a)	2,321,000	56,063,245
Tokio Marine Holdings, Inc.	3,069,000	100,941,789

Total Insurance		157,005,034

IT Services - 0.3%
NTT Data Corp.	721,300	27,697,123

Leisure Products - 0.3%
Dunlop Sports Co., Ltd.	182,007	2,202,661
Mizuno Corp.(a)	842,000	5,045,101
Shimano, Inc.	25,600	2,840,373
Tomy Co., Ltd.(a)	1,863,800	10,799,572
Yamaha Corp.	588,307	9,297,463

Total Leisure Products		30,185,170

Machinery - 8.0%
Aida Engineering Ltd.	250,600	2,530,613
Amada Co., Ltd.(a)	2,035,893	20,699,569
Anest Iwata Corp.	255,400	1,810,150
Asahi Diamond Industrial Co., Ltd.	406,300	6,445,132
CKD Corp.	108,200	1,042,428
Daifuku Co., Ltd.	568,600	7,970,110
DMG Mori Seiki Co., Ltd.	123,300	1,790,379
Ebara Corp.	1,142,158	7,215,647
FANUC Corp.	576,289	99,380,769
Fujitec Co., Ltd.	187,958	1,988,954
Furukawa Co., Ltd.	343,934	699,377
Hino Motors Ltd.	2,888,810	39,779,773
Hitachi Construction Machinery Co., Ltd.(a)	8,100	161,352
Hitachi Koki Co., Ltd.	929,974	8,041,629
Hitachi Zosen Corp.	205,081	1,054,708
Hoshizaki Electric Co., Ltd.	234,969	11,713,079
Hosokawa Micron Corp.	189,710	1,191,013
IHI Corp.	5,422,882	25,266,278
Japan Steel Works Ltd. (The)(a)	249,313	1,092,690
JTEKT Corp.	1,275,978	21,500,365
Kawasaki Heavy Industries Ltd.(a)	4,838,510	18,436,058
Kitz Corp.	1,010,700	5,676,801
Komatsu Ltd.	5,715,006	132,685,397
Kubota Corp.(a)	5,300,820	75,139,209
Makino Milling Machine Co., Ltd.	583,000	5,018,272
Makita Corp.(a)	512,469	31,667,301
Minebea Co., Ltd.	2,060,701	23,148,687
Mitsubishi Heavy Industries Ltd.	9,267,198	57,814,216
Mitsui Engineering & Shipbuilding Co., Ltd.	3,983,315	8,925,645
Nabtesco Corp.	434,300	9,603,001
NGK Insulators Ltd.(a)	1,866,939	42,386,454
Nippon Thompson Co., Ltd.	534,000	2,799,013
Nitta Corp.	168,500	3,895,435
Noritake Co., Ltd.	2,182,676	5,817,309
NSK Ltd.(a)	2,150,366	27,955,501
Obara Group, Inc.	82,600	3,579,428
Oiles Corp.	111,902	2,468,792
OKUMA Corp.	530,000	5,095,701
OSG Corp.(a)	391,724	7,223,142
Ryobi Ltd.	1,552,000	5,239,465
Shima Seiki Manufacturing Ltd.	350,000	6,712,897
Sintokogio Ltd.	227,049	1,622,659
SMC Corp.	187,020	50,047,996
Sodick Co., Ltd.(a)	49,504	221,364
Star Micronics Co., Ltd.	672,500	9,585,805
Sumitomo Heavy Industries Ltd.	1,737,186	8,265,373
Tadano Ltd.	476,000	7,917,279
THK Co., Ltd.	257,079	6,059,964
Torishima Pump Manufacturing Co., Ltd.(a)	212,156	1,847,111
Toshiba Machine Co., Ltd.	1,210,000	5,625,685
Tsubakimoto Chain Co.	723,000	5,959,281
Union Tool Co.	67,540	1,727,419

Total Machinery		841,541,675

Marine - 0.3%
Iino Kaiun Kaisha Ltd.	484,487	2,764,262
Kawasaki Kisen Kaisha Ltd.	3,404,000	7,123,518
Nippon Yusen K.K.	6,459,763	18,619,523
NS United Kaiun Kaisha Ltd.	1,148,610	2,891,225

Total Marine		31,398,528

Media - 0.1%
Dentsu, Inc.	300,300	12,227,802

Metals & Mining - 3.2%
Aichi Steel Corp.	1,362,045	5,431,777
Hitachi Metals Ltd.(a)	1,385,018	20,972,485
JFE Holdings, Inc.(a)	2,859,662	59,025,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2014

Investments	Shares	Value
Kobe Steel Ltd.	23,619,000	$35,438,409
Kyoei Steel Ltd.	120,200	2,180,816
Mitsubishi Materials Corp.	5,735,000	20,096,984
Mitsubishi Steel Manufacturing Co., Ltd.	1,500,420	3,495,377
Mitsui Mining & Smelting Co., Ltd.	2,524,000	7,200,395
Nippon Steel & Sumitomo Metal Corp.	34,999,261	111,936,830
Sanyo Special Steel Co., Ltd.	772,000	3,581,659
Sumitomo Metal Mining Co., Ltd.(a)	4,019,000	65,260,895
Topy Industries Ltd.	1,087,141	2,275,050
Yamato Kogyo Co., Ltd.	51,196	1,500,934

Total Metals & Mining		338,396,864

Multiline Retail - 0.0%
Ryohin Keikaku Co., Ltd.	13,900	1,577,908

Oil, Gas & Consumable Fuels - 0.4%
TonenGeneral Sekiyu K.K.(a)	4,583,000	43,520,517

Personal Products - 1.6%
Kao Corp.(a)	2,898,980	114,093,414
Mandom Corp.	153,900	5,476,625
Shiseido Co., Ltd.	2,609,722	47,580,638

Total Personal Products		167,150,677

Pharmaceuticals - 7.6%
Astellas Pharma, Inc.	13,416,815	176,277,388
Daiichi Sankyo Co., Ltd.	5,878,221	109,667,220
Eisai Co., Ltd.(a)	2,718,977	113,906,899
Hisamitsu Pharmaceutical Co., Inc.	655,800	29,325,048
Kyowa Hakko Kirin Co., Ltd.(a)	3,142,470	42,528,270
Shionogi & Co., Ltd.	2,174,777	45,382,543
Takeda Pharmaceutical Co., Ltd.(a)	6,304,629	292,438,198

Total Pharmaceuticals		809,525,566

Road & Rail - 0.2%
Nippon Express Co., Ltd.	4,476,000	21,694,053

Semiconductors & Semiconductor Equipment - 0.7%
Dainippon Screen Manufacturing Co., Ltd.	1,208,000	5,640,235
Disco Corp.(a)	89,100	5,980,751
Lasertec Corp.(a)	126,856	1,279,767
MegaChips Corp.	285,580	3,957,893
Mitsui High-Tec, Inc.	141,300	994,491
Nuflare Technology, Inc.	68,300	3,762,045
Sanken Electric Co., Ltd.(a)	712,000	5,889,700
Shindengen Electric Manufacturing Co., Ltd.	648,000	3,626,830
Shinko Electric Industries Co., Ltd.	859,510	7,822,597
Tokyo Electron Ltd.	549,253	37,128,321

Total Semiconductors & Semiconductor Equipment		76,082,630

Software - 0.9%
Konami Corp.(a)	201,900	4,462,308
Nexon Co., Ltd.	1,828,800	17,456,686
Nintendo Co., Ltd.	287,100	34,362,445
Square Enix Holdings Co., Ltd.(a)	715,800	12,668,964
Trend Micro, Inc.	946,208	31,149,536

Total Software		100,099,939

Specialty Retail - 1.0%
ABC-Mart, Inc.	175,900	9,410,967
Fast Retailing Co., Ltd.(a)	222,400	73,171,038
Sanrio Co., Ltd.(a)	842,335	24,470,578

Total Specialty Retail		107,052,583

Technology Hardware, Storage & Peripherals - 5.0%
Brother Industries Ltd.	1,903,993	32,984,628
Canon, Inc.(a)	11,127,256	362,029,868
Konica Minolta, Inc.	2,369,438	23,412,541
Ricoh Co., Ltd.	4,660,878	55,532,104
Riso Kagaku Corp.	223,214	6,330,327
Roland DG Corp.(a)	97,800	3,509,234
Seiko Epson Corp.(a)	1,000,754	42,576,869
Toshiba TEC Corp.	1,101,531	7,741,869

Total Technology Hardware, Storage & Peripherals		534,117,440

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	903,492	21,074,494
Descente Ltd.	319,081	2,859,934
Japan Vilene Co., Ltd.	615,000	3,466,413
Kurabo Industries Ltd.	1,291,847	2,346,378
Seiko Holdings Corp.	1,226,000	4,973,950
Seiren Co., Ltd.	289,810	2,506,032

Total Textiles, Apparel & Luxury Goods		37,227,201

Tobacco - 4.1%
Japan Tobacco, Inc.(a)	11,859,445	432,327,431

Trading Companies & Distributors - 10.3%
Daiichi Jitsugyo Co., Ltd.	431,557	2,032,009
Hanwa Co., Ltd.	1,145,685	4,953,458
Inabata & Co., Ltd.	359,427	3,377,666
ITOCHU Corp.(a)	13,348,894	171,431,924
Kuroda Electric Co., Ltd.(a)	213,587	3,293,252
Marubeni Corp.	14,067,278	102,895,741
Mitsubishi Corp.	14,363,100	298,732,063
Mitsui & Co., Ltd.(a)	17,252,989	276,579,183
Nagase & Co., Ltd.	956,072	12,363,203
Nippon Steel & Sumikin Bussan Corp.	1,044,000	4,039,761
Sojitz Corp.(a)	8,415,658	14,869,975
Sumitomo Corp.	10,933,377	147,641,871
Toyota Tsusho Corp.(a)	1,523,010	43,793,773

Total Trading Companies & Distributors		1,086,003,879

Transportation Infrastructure - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,473,000	8,404,264

TOTAL COMMON STOCKS (Cost: $9,890,903,612)		10,509,343,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%

United States - 7.6%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $801,411,044)(c)	801,411,044	$801,411,044

TOTAL INVESTMENTS IN SECURITIES - 107.0% (Cost: $10,692,314,656)		11,310,754,991
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.0)%		(741,880,283)

NET ASSETS - 100.0%		$10,568,874,708

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $762,314,737 and the total market value of the collateral held by the Fund was $801,416,148. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,104.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.4%

Japan - 100.4%

Banks - 58.7%
77 Bank Ltd. (The)	5,500	$28,992
Aomori Bank Ltd. (The)	4,000	11,530
Aozora Bank Ltd.	20,000	65,742
Awa Bank Ltd. (The)	4,000	22,743
Bank of Iwate Ltd. (The)	400	19,683
Bank of Kyoto Ltd. (The)(a)	5,500	50,003
Bank of Nagoya Ltd. (The)	4,500	17,901
Bank of Yokohama Ltd. (The)	20,500	117,975
Chiba Bank Ltd. (The)	15,000	105,868
Chugoku Bank Ltd. (The)	4,000	61,517
Daishi Bank Ltd. (The)	5,000	18,755
Fukuoka Financial Group, Inc.	15,000	72,405
Gunma Bank Ltd. (The)	8,500	50,259
Hachijuni Bank Ltd. (The)	10,000	61,892
Higo Bank Ltd. (The)	4,500	25,053
Hiroshima Bank Ltd. (The)	10,000	47,777
Hokkoku Bank Ltd. (The)	5,000	17,176
Hokuetsu Bank Ltd. (The)	4,000	8,331
Hokuhoku Financial Group, Inc.	24,000	51,172
Hyakugo Bank Ltd. (The)	5,000	20,828
Hyakujushi Bank Ltd. (The)	5,000	18,015
Iyo Bank Ltd. (The)	5,500	55,595
Joyo Bank Ltd. (The)	14,000	74,626
Juroku Bank Ltd. (The)	5,000	18,706
Kagoshima Bank Ltd. (The)	3,500	23,632
Keiyo Bank Ltd. (The)	5,000	25,369
Mitsubishi UFJ Financial Group, Inc.	115,400	707,402
Miyazaki Bank Ltd. (The)	1,000	3,307
Mizuho Financial Group, Inc.	121,600	249,670
Musashino Bank Ltd. (The)	500	17,521
Nanto Bank Ltd. (The)	4,000	16,584
Nishi-Nippon City Bank Ltd. (The)	15,000	36,869
North Pacific Bank Ltd.	6,000	25,882
Ogaki Kyoritsu Bank Ltd. (The)	5,000	14,017
Oita Bank Ltd. (The)	4,000	14,451
Resona Holdings, Inc.	34,300	199,763
San-In Godo Bank Ltd. (The)	3,000	22,299
Senshu Ikeda Holdings, Inc.	4,500	22,921
Seven Bank Ltd.	13,000	53,127
Shiga Bank Ltd. (The)	5,000	30,107
Shikoku Bank Ltd. (The)	4,000	8,924
Shinsei Bank Ltd.	35,000	78,772
Shizuoka Bank Ltd. (The)	10,500	113,494
Sumitomo Mitsui Financial Group, Inc.	15,000	628,399
Sumitomo Mitsui Trust Holdings, Inc.	65,000	297,073
Suruga Bank Ltd.	3,500	67,924
Toho Bank Ltd. (The)	5,000	18,262
TOMONY Holdings, Inc.	2,000	8,825
Yamagata Bank Ltd. (The)	500	2,374
Yamaguchi Financial Group, Inc.	5,000	52,712
Yamanashi Chuo Bank Ltd. (The)	4,000	18,953

Total Banks		3,801,177

Capital Markets - 9.5%
Daiwa Securities Group, Inc.	26,000	225,083
Ichiyoshi Securities Co., Ltd.	500	7,053
Jafco Co., Ltd.	500	21,865
Matsui Securities Co., Ltd.	2,000	20,295
Monex Group, Inc.(a)	3,000	11,105
Nomura Holdings, Inc.	35,000	247,717
Okasan Securities Group, Inc.	4,000	33,207
SBI Holdings, Inc.	3,000	36,721
Tokai Tokyo Financial Holdings, Inc.	1,900	14,779

Total Capital Markets		617,825

Consumer Finance - 3.9%
Acom Co., Ltd.*(a)	9,000	42,821
AEON Financial Service Co., Ltd.(a)	1,500	39,223
Aiful Corp.*(a)	5,500	35,452
Credit Saison Co., Ltd.	2,500	52,021
Hitachi Capital Corp.	900	25,178
J Trust Co., Ltd.(a)	1,500	22,033
Jaccs Co., Ltd.	3,000	15,458
Orient Corp.*	7,500	20,211

Total Consumer Finance		252,397

Diversified Financial Services - 9.3%
Century Tokyo Leasing Corp.	1,000	33,760
Fuyo General Lease Co., Ltd.	500	22,358
IBJ Leasing Co., Ltd.	500	13,173
Japan Exchange Group, Inc.	4,000	98,514
Japan Securities Finance Co., Ltd.	1,500	9,328
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,000	51,705
ORIX Corp.	21,000	348,048
Zenkoku Hosho Co., Ltd.	900	24,485

Total Diversified Financial Services		601,371

Insurance - 19.0%
Dai-ichi Life Insurance Co., Ltd. (The)	15,500	230,882
MS&AD Insurance Group Holdings, Inc.	8,500	205,316
NKSJ Holdings, Inc.	6,500	175,036
Sony Financial Holdings, Inc.	3,000	51,172
T&D Holdings, Inc.	10,500	142,722
Tokio Marine Holdings, Inc.	12,900	424,291

Total Insurance		1,229,419

TOTAL COMMON STOCKS (Cost: $6,095,295)		6,502,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $117,446)(c)	117,446	$117,446

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $6,212,741)		$6,619,635
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.2)%		(142,205)

NET ASSETS - 100.0%		$6,477,430

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $111,746 and the total market value of the collateral held by the Fund was $117,446.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.3%

Japan - 100.3%

Biotechnology - 1.2%
3-D Matrix Ltd.*(a)	300	$12,615
NanoCarrier Co., Ltd.*(a)	400	6,278
Takara Bio, Inc.(a)	700	11,602

Total Biotechnology		30,495

Food & Staples Retailing - 5.1%
Ain Pharmaciez, Inc.	200	9,644
Cocokara fine, Inc.	200	6,081
Cosmos Pharmaceutical Corp.	150	15,828
Matsumotokiyoshi Holdings Co., Ltd.	700	24,219
Sugi Holdings Co., Ltd.(a)	500	22,802
Sundrug Co., Ltd.	500	22,260
Tsuruha Holdings, Inc.	400	22,072
Welcia Holdings Co., Ltd.(a)	200	12,260

Total Food & Staples Retailing		135,166

Health Care Equipment & Supplies - 15.8%
Asahi Intecc Co., Ltd.	400	16,426
Hogy Medical Co., Ltd.	200	10,838
Nihon Kohden Corp.	600	30,087
Nikkiso Co., Ltd.	1,000	11,875
Nipro Corp.(a)	1,400	12,562
Olympus Corp.*	4,000	137,802
Paramount Bed Holdings Co., Ltd.	200	6,318
Sysmex Corp.	2,300	86,388
Terumo Corp.	4,500	100,612

Total Health Care Equipment & Supplies		412,908

Health Care Providers & Services - 7.9%
Alfresa Holdings Corp.	790	50,922
Medipal Holdings Corp.	2,700	38,273
Miraca Holdings, Inc.	800	38,774
Ship Healthcare Holdings, Inc.	400	14,017
Suzuken Co., Ltd.	1,200	44,657
Toho Holdings Co., Ltd.	1,000	20,147

Total Health Care Providers & Services		206,790

Health Care Technology - 1.3%
M3, Inc.	2,200	35,007

Pharmaceuticals - 69.0%
Astellas Pharma, Inc.	21,100	277,223
Chugai Pharmaceutical Co., Ltd.	2,800	78,910
Daiichi Sankyo Co., Ltd.	9,100	169,774
Eisai Co., Ltd.	3,600	150,816
Hisamitsu Pharmaceutical Co., Inc.	800	35,773
Kaken Pharmaceutical Co., Ltd.	1,050	22,222
Kissei Pharmaceutical Co., Ltd.	450	10,772
KYORIN Holdings, Inc.	800	16,457
Kyowa Hakko Kirin Co., Ltd.(a)	3,000	40,600
Mitsubishi Tanabe Pharma Corp.	3,500	52,411
Mochida Pharmaceutical Co., Ltd.	200	14,353
Nichi-iko Pharmaceutical Co., Ltd.	800	11,964
Nippon Shinyaku Co., Ltd.	778	22,701
Ono Pharmaceutical Co., Ltd.	1,400	123,271
Otsuka Holdings Co., Ltd.	6,800	210,770
Rohto Pharmaceutical Co., Ltd.	1,400	21,766
Santen Pharmaceutical Co., Ltd.	1,200	67,519
Sawai Pharmaceutical Co., Ltd.	450	26,519
Seikagaku Corp.	600	7,380
Shionogi & Co., Ltd.	4,200	87,644
Sosei Group Corp.*(a)	100	3,573
Sumitomo Dainippon Pharma Co., Ltd.(a)	2,200	25,300
Taisho Pharmaceutical Holdings Co., Ltd.	600	43,769
Takeda Pharmaceutical Co., Ltd.	5,157	239,206
Tsumura & Co.(a)	1,095	25,823
ZERIA Pharmaceutical Co., Ltd.	800	19,111

Total Pharmaceuticals		1,805,627

TOTAL COMMON STOCKS (Cost: $2,441,227)		2,625,993

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%

United States - 5.6%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $145,667)(c)	145,667	145,667

TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $2,586,894)		2,771,660
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.9)%		(154,835)

NET ASSETS - 100.0%		$2,616,825

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $138,516 and the total market value of the collateral held by the Fund was $145,667.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.2%

Japan - 100.2%

Air Freight & Logistics - 0.3%
Mitsui-Soko Co., Ltd.	15,000	$67,667

Building Products - 4.6%
LIXIL Group Corp.	19,500	526,262
Nichias Corp.	15,000	103,499
Okabe Co., Ltd.	4,500	55,126
Takara Standard Co., Ltd.	1,000	8,815
TOTO Ltd.	17,000	229,061

Total Building Products		922,763

Construction & Engineering - 13.1%
Hazama Ando Corp.	16,500	99,516
Kajima Corp.	76,000	336,094
Kumagai Gumi Co., Ltd.*(a)	30,000	76,699
Maeda Corp.	15,000	118,602
Nishimatsu Construction Co., Ltd.	30,000	127,634
Obayashi Corp.	60,000	428,212
Okumura Corp.	15,000	76,107
Penta-Ocean Construction Co., Ltd.(a)	22,500	74,626
Shimizu Corp.	60,000	424,658
SHO-BOND Holdings Co., Ltd.(a)	1,500	68,481
Sumitomo Mitsui Construction Co., Ltd.*	69,100	79,124
Taisei Corp.	90,000	498,396
Toa Corp.	15,000	26,208
Toda Corp.	15,000	58,339
Tokyu Construction Co., Ltd.	9,000	42,555
Totetsu Kogyo Co., Ltd.	3,000	66,897

Total Construction & Engineering		2,602,148

Construction Materials - 2.4%
Sumitomo Osaka Cement Co., Ltd.	30,000	114,012
Taiheiyo Cement Corp.	90,000	362,470

Total Construction Materials		476,482

Household Durables - 6.7%
Haseko Corp.	22,500	181,013
PanaHome Corp.	1,000	7,808
Sekisui Chemical Co., Ltd.	30,000	347,367
Sekisui House Ltd.	46,600	638,936
Sumitomo Forestry Co., Ltd.	12,000	146,409

Total Household Durables		1,321,533

Machinery - 0.3%
Fujitec Co., Ltd.	6,000	63,491

Real Estate Investment Trusts (REITs) - 26.6%
Activia Properties, Inc.	15	131,928
Advance Residence Investment Corp.	105	265,337
Daiwa House REIT Investment Corp.	30	132,669
Daiwa House Residential Investment Corp.(a)	30	140,664
Daiwa Office Investment Corp.(a)	15	71,369
Frontier Real Estate Investment Corp.(a)	45	244,756
Fukuoka REIT Co.	45	79,068
Global One Real Estate Investment Corp.	15	44,183
GLP J-REIT	165	184,700
Hankyu REIT, Inc.	15	82,030
Industrial & Infrastructure Fund Investment Corp.	15	134,297
Japan Excellent, Inc.	90	119,579
Japan Hotel REIT Investment Corp.	210	110,488
Japan Logistics Fund, Inc.	60	142,323
Japan Prime Realty Investment Corp.(a)	60	215,290
Japan Real Estate Investment Corp.	90	524,160
Japan Retail Fund Investment Corp.	165	371,028
Kenedix Office Investment Corp.	15	81,585
Mori Hills REIT Investment Corp.	90	130,418
Mori Trust Sogo REIT, Inc.(a)	75	126,524
Nippon Accommodations Fund, Inc.	30	113,716
Nippon Building Fund, Inc.(a)	105	613,593
Nippon Prologis REIT, Inc.	120	279,789
Nomura Real Estate Office Fund, Inc.	30	141,701
Nomura Real Estate Residential Fund, Inc.	15	80,845
Orix JREIT, Inc.	135	189,231
Premier Investment Corp.	15	59,671
Sekisui House SI Residential Investment Corp.	60	60,412
Tokyu REIT, Inc.	75	104,610
United Urban Investment Corp.	195	314,718

Total Real Estate Investment Trusts (REITs)		5,290,682

Real Estate Management & Development - 43.0%
Aeon Mall Co., Ltd.	9,000	237,116
Daibiru Corp.	6,000	61,359
Daikyo, Inc.	30,000	70,480
Daito Trust Construction Co., Ltd.	6,000	705,395
Daiwa House Industry Co., Ltd.	46,000	953,556
Heiwa Real Estate Co., Ltd.	3,000	48,240
Hulic Co., Ltd.	25,500	336,040
Kenedix, Inc.*(a)	21,000	104,684
Leopalace21 Corp.*	24,000	123,666
Mitsubishi Estate Co., Ltd.	74,575	1,841,095
Mitsui Fudosan Co., Ltd.	60,000	2,023,197
Nomura Real Estate Holdings, Inc.	10,500	198,692
NTT Urban Development Corp.	9,000	101,278
Sumitomo Realty & Development Co., Ltd.	33,000	1,416,031
TOC Co., Ltd.	6,000	43,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2014

Investments	Shares	Value
Tokyo Tatemono Co., Ltd.	30,000	$277,479

Total Real Estate Management & Development		8,542,136

Transportation Infrastructure - 3.2%
Japan Airport Terminal Co., Ltd.	6,000	177,977
Kamigumi Co., Ltd.	15,000	137,999
Mitsubishi Logistics Corp.(a)	15,000	224,619
Sumitomo Warehouse Co., Ltd. (The)	15,000	85,583

Total Transportation Infrastructure		626,178

TOTAL COMMON STOCKS (Cost: $19,246,122)		19,913,080

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $421,165)(c)	421,165	421,165

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $19,667,287)		20,334,245
Liabilities in Excess of Cash and Other Assets - (2.3)%		(463,804)

NET ASSETS - 100.0%		$19,870,441

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $400,528 and the total market value of the collateral held by the Fund was $421,165.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	2,600	$110,360
Mitsui-Soko Co., Ltd.	24,000	108,267
Shibusawa Warehouse Co., Ltd. (The)	16,000	57,174
Yusen Logistics Co., Ltd.	2,896	32,989

Total Air Freight & Logistics		308,790

Auto Components - 6.1%
Aisan Industry Co., Ltd.	12,000	106,727
Akebono Brake Industry Co., Ltd.	25,200	126,864
Calsonic Kansei Corp.	43,000	286,511
Daido Metal Co., Ltd.	5,000	62,978
Eagle Industry Co., Ltd.	3,800	67,819
Exedy Corp.	8,700	258,497
FCC Co., Ltd.(a)	10,000	187,947
G-Tekt Corp.(a)	5,898	77,142
H-One Co., Ltd.	4,452	35,948
Keihin Corp.	11,400	181,176
Kinugawa Rubber Industrial Co., Ltd.	12,000	61,241
KYB Co., Ltd.	39,000	183,634
Musashi Seimitsu Industry Co., Ltd.	5,200	130,430
NHK Spring Co., Ltd.	39,800	373,229
Nifco, Inc.	11,200	373,683
Nissin Kogyo Co., Ltd.	9,600	190,380
Pacific Industrial Co., Ltd.	11,100	90,505
Press Kogyo Co., Ltd.	27,000	103,410
Riken Corp.	22,000	101,634
Sanden Corp.	19,000	105,404
Sanoh Industrial Co., Ltd.	10,700	77,949
Showa Corp.	14,800	179,987
T. RAD Co., Ltd.	1,321	3,612
Tachi-S Co., Ltd.	2,500	43,236
Taiho Kogyo Co., Ltd.	7,400	79,767
Tokai Rika Co., Ltd.	16,700	335,302
Tokai Rubber Industries Ltd.	16,000	181,314
Topre Corp.	2,400	32,599
Toyo Tire & Rubber Co., Ltd.	16,000	272,129
Toyota Boshoku Corp.	25,800	273,013
TPR Co., Ltd.	5,600	139,247
TS Tech Co., Ltd.	10,100	293,713
Unipres Corp.	5,600	134,603

Total Auto Components		5,151,630

Banks - 8.0%
77 Bank Ltd. (The)	54,000	284,645
Aomori Bank Ltd. (The)	56,000	161,414
Ashikaga Holdings Co., Ltd.	30,000	128,227
Awa Bank Ltd. (The)	28,000	159,202
Bank of Iwate Ltd. (The)	2,900	142,703
Bank of Nagoya Ltd. (The)	28,000	111,386
Bank of Saga Ltd. (The)	36,000	83,155
Bank of the Ryukyus Ltd.	8,400	120,397
Chukyo Bank Ltd. (The)	11,000	19,871
Daisan Bank Ltd. (The)	58,000	102,483
Daishi Bank Ltd. (The)	69,000	258,822
Ehime Bank Ltd. (The)	42,000	98,258
Eighteenth Bank Ltd. (The)	47,000	122,018
FIDEA Holdings Co., Ltd.	35,900	74,064
Fukui Bank Ltd. (The)	36,000	88,485
Higashi-Nippon Bank Ltd. (The)	53,516	136,293
Higo Bank Ltd. (The)	34,000	189,290
Hokuetsu Bank Ltd. (The)	40,822	85,025
Hyakugo Bank Ltd. (The)	41,000	170,791
Hyakujushi Bank Ltd. (The)	48,000	172,943
Jimoto Holdings, Inc.	24,800	53,123
Kagoshima Bank Ltd. (The)	23,000	155,293
Kansai Urban Banking Corp.	180,000	220,325
Keiyo Bank Ltd. (The)	53,000	268,911
Kiyo Bank Ltd. (The)	14,998	204,306
Michinoku Bank Ltd. (The)	24,000	50,462
Mie Bank Ltd. (The)	43,000	98,050
Minato Bank Ltd. (The)	29,000	53,245
Miyazaki Bank Ltd. (The)	45,000	148,808
Musashino Bank Ltd. (The)	5,700	199,743
Nanto Bank Ltd. (The)	32,000	132,669
Nishi-Nippon City Bank Ltd. (The)	165,000	405,557
North Pacific Bank Ltd.	41,900	180,744
Ogaki Kyoritsu Bank Ltd. (The)	75,000	210,256
Oita Bank Ltd. (The)	8,000	28,903
San-In Godo Bank Ltd. (The)	21,000	156,093
Senshu Ikeda Holdings, Inc.	60,400	307,649
Shiga Bank Ltd. (The)	28,000	168,600
Shikoku Bank Ltd. (The)	54,000	120,468
Tochigi Bank Ltd. (The)	26,000	111,386
Toho Bank Ltd. (The)	56,000	204,531
Tokyo Tomin Bank Ltd. (The)(a)	5,600	68,601
TOMONY Holdings, Inc.	30,800	135,902
Tottori Bank Ltd. (The)	6,000	12,378
Towa Bank Ltd. (The)	56,000	54,726
Yachiyo Bank Ltd. (The)	2,800	91,763
Yamagata Bank Ltd. (The)(a)	28,000	132,945
Yamanashi Chuo Bank Ltd. (The)	22,000	104,240

Total Banks		6,789,149

Beverages - 1.0%
Coca-Cola West Co., Ltd.	3,000	51,765
Ito En Ltd.(a)	14,900	381,968
Sapporo Holdings Ltd.	50,000	201,372
Takara Holdings, Inc.	25,000	219,387

Total Beverages		854,492

Building Products - 1.9%
Aica Kogyo Co., Ltd.	10,400	222,157
Bunka Shutter Co., Ltd.	8,000	69,493
Central Glass Co., Ltd.	54,000	198,825
Eidai Co., Ltd.	8,000	38,458
Nichiha Corp.	9,200	103,801
Okabe Co., Ltd.	6,500	79,626
Sanwa Holdings Corp.	33,000	231,933
Sekisui Jushi Corp.	5,900	84,332
Takara Standard Co., Ltd.	28,000	246,819
Takasago Thermal Engineering Co., Ltd.	27,200	321,927

Total Building Products		1,597,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2014

Investments	Shares	Value
Capital Markets - 1.8%
Ichigo Group Holdings Co., Ltd.	15,100	$52,020
Ichiyoshi Securities Co., Ltd.	16,900	238,390
IwaiCosmo Holdings, Inc.	10,200	118,206
kabu.com Securities Co., Ltd.	50,600	249,241
Kyokuto Securities Co., Ltd.	18,200	315,295
Monex Group, Inc.(a)	103,965	384,847
Sparx Group Co., Ltd.	20,400	47,323
Takagi Securities Co., Ltd.	21,000	56,384
Toyo Securities Co., Ltd.	31,000	95,474

Total Capital Markets		1,557,180

Chemicals - 8.2%
Achilles Corp.	45,000	66,186
ADEKA Corp.	22,400	300,495
Asahi Organic Chemicals Industry Co., Ltd.	30,000	64,854
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	21,000	99,502
Daiso Co., Ltd.	25,885	94,796
Denki Kagaku Kogyo K.K.	109,000	418,548
Earth Chemical Co., Ltd.	5,400	207,887
Fujimori Kogyo Co., Ltd.	2,800	90,933
Gun-Ei Chemical Industry Co., Ltd.	15,000	62,188
JSP Corp.	6,417	115,222
Kaneka Corp.	73,000	456,858
Koatsu Gas Kogyo Co., Ltd.	7,000	42,150
Konishi Co., Ltd.	3,200	68,040
Kumiai Chemical Industry Co., Ltd.	6,000	38,557
Kureha Corp.	34,000	185,598
Lintec Corp.	14,000	281,368
Nihon Nohyaku Co., Ltd.	5,300	64,298
Nihon Parkerizing Co., Ltd.	5,400	123,773
Nippon Kayaku Co., Ltd.	28,000	364,562
Nippon Synthetic Chemical Industry Co., Ltd. (The)	22,000	175,470
Nippon Valqua Industries Ltd.	53,000	151,197
NOF Corp.	22,000	157,228
Okamoto Industries, Inc.	18,000	62,544
Riken Technos Corp.	7,000	38,142
Sakai Chemical Industry Co., Ltd.	3,000	9,447
Sakata INX Corp.	8,600	80,138
Sanyo Chemical Industries Ltd.	22,000	155,491
Sekisui Plastics Co., Ltd.	22,000	61,892
Showa Denko K.K.	271,000	385,213
Sumitomo Bakelite Co., Ltd.	58,000	230,156
Taiyo Holdings Co., Ltd.	8,400	260,362
Takasago International Corp.	1,254	5,979
Takiron Co., Ltd.	28,000	159,202
Teijin Ltd.	133,000	333,468
Toagosei Co., Ltd.	55,000	247,569
Tokai Carbon Co., Ltd.	10,658	30,405
Tokuyama Corp.(a)	60,000	190,711
Toyo Ink SC Holdings Co., Ltd.	69,000	340,556
Toyobo Co., Ltd.	897	1,550
Ube Industries Ltd.	255,800	444,409
Zeon Corp.	27,000	288,910

Total Chemicals		6,955,854

Commercial Services & Supplies - 2.4%
Aeon Delight Co., Ltd.	11,900	287,794
Daiseki Co., Ltd.	5,100	91,373
Duskin Co., Ltd.	16,300	315,525
Itoki Corp.	7,300	56,279
Kokuyo Co., Ltd.	25,200	211,192
Kyodo Printing Co., Ltd.	25,000	84,152
Kyoritsu Printing Co., Ltd.	17,000	49,000
Matsuda Sangyo Co., Ltd.	6,700	82,936
Mitsubishi Pencil Co., Ltd.	1,300	37,548
NAC Co., Ltd.	3,800	57,316
Nippon Parking Development Co., Ltd.	46,000	54,943
Okamura Corp.	17,000	149,183
Pilot Corp.	800	34,944
Sato Holdings Corp.	5,200	136,795
Space Co., Ltd.	3,000	31,153
Toppan Forms Co., Ltd.	27,000	271,586
Uchida Yoko Co., Ltd.	13,000	48,635

Total Commercial Services & Supplies		2,000,354

Communications Equipment - 0.3%
Hitachi Kokusai Electric, Inc.	17,000	235,438

Construction & Engineering - 3.6%
Asunaro Aoki Construction Co., Ltd.	8,276	50,323
Dai-Dan Co., Ltd.	4,000	23,888
Fudo Tetra Corp.	20,600	39,856
Hazama Ando Corp.	9,900	59,710
Kitano Construction Corp.	18,000	45,842
Kyowa Exeo Corp.	19,600	278,991
Kyudenko Corp.	11,000	107,063
Maeda Corp.	23,000	181,857
Maeda Road Construction Co., Ltd.	15,000	259,563
Mirait Holdings Corp.	13,344	133,565
Nichireki Co., Ltd.	4,000	43,433
Nippo Corp.	8,000	134,564
Nippon Densetsu Kogyo Co., Ltd.	5,400	87,206
Nippon Road Co., Ltd. (The)	22,000	123,785
Nippon Steel & Sumikin Texeng Co., Ltd.	11,000	58,309
Nishimatsu Construction Co., Ltd.	50,000	212,724
Obayashi Road Corp.	7,000	36,000
Okumura Corp.	32,000	162,361
Raito Kogyo Co., Ltd.	3,800	27,645
SHO-BOND Holdings Co., Ltd.(a)	2,400	109,570
Sumitomo Densetsu Co., Ltd.	5,400	61,780
Taikisha Ltd.	6,900	161,015
Toda Corp.	33,000	128,345
Toenec Corp.	10,000	57,450
Tokyu Construction Co., Ltd.	12,600	59,577
Toshiba Plant Systems & Services Corp.	7,400	110,082
Totetsu Kogyo Co., Ltd.	4,800	107,035
Toyo Construction Co., Ltd.	11,800	44,262
Toyo Engineering Corp.	21,000	91,624
Yahagi Construction Co., Ltd.	2,000	16,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2014

Investments	Shares	Value
Yurtec Corp.	3,000	$18,449

Total Construction & Engineering		3,032,339

Construction Materials - 0.0%
Sumitomo Osaka Cement Co., Ltd.	6,000	22,802

Containers & Packaging - 0.2%
Nihon Yamamura Glass Co., Ltd.	58,000	95,612
Tomoku Co., Ltd.	32,000	91,289

Total Containers & Packaging		186,901

Distributors - 0.6%
Chori Co., Ltd.	1,100	13,366
Doshisha Co., Ltd.	5,900	103,842
Happinet Corp.(a)	5,600	92,813
Paltac Corp.	16,603	233,709
Sankyo Seiko Co., Ltd.	19,600	79,905

Total Distributors		523,635

Diversified Consumer Services - 0.2%
Meiko Network Japan Co., Ltd.	5,600	71,586
Studio Alice Co., Ltd.	3,900	56,861

Total Diversified Consumer Services		128,447

Diversified Financial Services - 0.1%
Ricoh Leasing Co., Ltd.	4,400	125,609

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	2,800	99,916

Electrical Equipment - 1.9%
Daihen Corp.	18,000	84,043
Denyo Co., Ltd.	3,200	49,751
Endo Lighting Corp.(a)	4,948	74,583
Fujikura Ltd.	34,000	165,461
GS Yuasa Corp.	53,000	337,446
Idec Corp.	9,089	87,297
Kyosan Electric Manufacturing Co., Ltd.	14,000	51,547
Nippon Carbon Co., Ltd.	29,000	55,249
Nissin Electric Co., Ltd.	16,000	105,187
Nitto Kogyo Corp.	8,400	184,824
Odelic Co., Ltd.	2,200	63,695
Sanyo Denki Co., Ltd.	10,000	71,073
Tatsuta Electric Wire and Cable Co., Ltd.(a)	10,900	62,728
Ushio, Inc.	17,500	225,433

Total Electrical Equipment		1,618,317

Electronic Equipment, Instruments & Components - 4.5%
Ai Holdings Corp.	9,600	174,649
Amano Corp.	18,800	214,343
Anritsu Corp.	20,300	228,038
Azbil Corp.	20,700	529,837
Canon Electronics, Inc.	11,400	214,710
CONEXIO Corp.	9,727	85,167
Daiwabo Holdings Co., Ltd.	11,000	21,391
Enplas Corp.	1,329	96,817
Hakuto Co., Ltd.	8,900	94,530
Horiba Ltd.	6,200	222,467
Japan Aviation Electronics Industry Ltd.	7,000	150,565
Kaga Electronics Co., Ltd.	5,400	65,404
Koa Corp.	7,096	71,657
Macnica, Inc.	3,200	106,925
Nichicon Corp.	13,900	113,335
Nidec Copal Electronics Corp.	7,500	63,595
Nippon Signal Co., Ltd. (The)	8,900	82,231
Nohmi Bosai Ltd.	8,666	134,218
Ohara, Inc.	2,097	12,254
Oki Electric Industry Co., Ltd.	79,000	175,460
Optex Co., Ltd.	5,100	100,736
Ryoden Trading Co., Ltd.	15,000	113,124
Ryosan Co., Ltd.	6,840	142,532
Sanshin Electronics Co., Ltd.	6,800	55,109
Siix Corp.	5,400	96,268
SMK Corp.	15,000	66,038
Taiyo Yuden Co., Ltd.(a)	8,700	96,271
Tomen Electronics Corp.	5,100	82,965
Topcon Corp.	6,700	154,760
UKC Holdings Corp.	3,700	57,269

Total Electronic Equipment, Instruments & Components		3,822,665

Energy Equipment & Services - 0.2%
Shinko Plantech Co., Ltd.	15,700	122,897
Toyo Kanetsu K.K.	2,000	5,133

Total Energy Equipment & Services		128,030

Food & Staples Retailing - 3.2%
Ain Pharmaciez, Inc.	1,631	78,648
Arcs Co., Ltd.	11,200	236,703
Belc Co., Ltd.	5,600	132,282
Cawachi Ltd.	5,100	97,363
Cocokara fine, Inc.	4,300	130,734
Heiwado Co., Ltd.	9,300	142,385
Kasumi Co., Ltd.	12,800	93,500
Kato Sangyo Co., Ltd.	8,000	180,129
Maruetsu, Inc. (The)	16,000	57,490
Matsumotokiyoshi Holdings Co., Ltd.	6,400	221,430
Ministop Co., Ltd.	6,900	111,634
Mitsubishi Shokuhin Co., Ltd.(a)	8,300	208,678
Okuwa Co., Ltd.	5,000	51,182
Qol Co., Ltd.	5,800	35,898
S Foods, Inc.	1,400	20,342
San-A Co., Ltd.	3,800	115,157
UNY Group Holdings Co., Ltd.	70,600	442,535
Valor Co., Ltd.	8,900	147,594
Welcia Holdings Co., Ltd.(a)	2,100	128,730
Yokohama Reito Co., Ltd.	9,900	80,916

Total Food & Staples Retailing		2,713,330

Food Products - 4.0%
Ariake Japan Co., Ltd.	5,600	147,373
Ezaki Glico Co., Ltd.	23,000	365,757
Fuji Oil Co., Ltd.	14,600	208,396
Fujicco Co., Ltd.	4,000	50,225
Hokuto Corp.	7,700	152,624
J-Oil Mills, Inc.	43,000	139,648
Kagome Co., Ltd.(a)	11,800	208,849
Kameda Seika Co., Ltd.	1,400	44,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2014

Investments	Shares	Value
Kewpie Corp.	17,200	$279,974
Marudai Food Co., Ltd.	30,000	99,798
Maruha Nichiro Corp.	8,800	143,764
Megmilk Snow Brand Co., Ltd.	14,400	187,063
Mitsui Sugar Co., Ltd.	8,000	30,245
Morinaga & Co., Ltd.	26,000	56,463
Morinaga Milk Industry Co., Ltd.	52,000	187,355
Nagatanien Co., Ltd.	3,000	29,732
Nakamuraya Co., Ltd.	5,000	20,285
Nichirei Corp.	48,000	230,275
Nippon Beet Sugar Manufacturing Co., Ltd.	37,000	69,394
Nippon Flour Mills Co., Ltd.	29,000	154,296
Nisshin Oillio Group Ltd. (The)	49,868	182,627
Rock Field Co., Ltd.(a)	2,800	53,758
Sakata Seed Corp.	6,698	92,366
Showa Sangyo Co., Ltd.	28,000	101,713
Starzen Co., Ltd.	28,000	79,048
Warabeya Nichiyo Co., Ltd.	2,100	42,495
Yonekyu Corp.	191	1,633

Total Food Products		3,359,863

Gas Utilities - 0.3%
Hokkaido Gas Co., Ltd.(a)	14,000	39,386
Saibu Gas Co., Ltd.	52,000	136,538
Shizuoka Gas Co., Ltd.	10,200	69,977

Total Gas Utilities		245,901

Health Care Equipment & Supplies - 1.7%
Asahi Intecc Co., Ltd.	1,300	53,383
Hogy Medical Co., Ltd.	2,800	151,740
Mani, Inc.	199	11,059
Nagaileben Co., Ltd.	7,700	158,781
Nakanishi, Inc.	2,000	82,128
Nihon Kohden Corp.	6,400	320,932
Nikkiso Co., Ltd.	9,200	109,250
Nipro Corp.(a)	43,900	393,911
Nissui Pharmaceutical Co., Ltd.	5,400	65,831
Paramount Bed Holdings Co., Ltd.	3,903	123,287

Total Health Care Equipment & Supplies		1,470,302

Health Care Providers & Services - 0.9%
As One Corp.	3,000	93,135
BML, Inc.	3,000	116,085
Message Co., Ltd.	1,900	72,395
Nichii Gakkan Co.	13,900	124,861
Ship Healthcare Holdings, Inc.	4,359	152,751
Toho Holdings Co., Ltd.	6,500	130,956
Vital KSK Holdings, Inc.	9,900	79,743

Total Health Care Providers & Services		769,926

Hotels, Restaurants & Leisure - 3.3%
Accordia Golf Co., Ltd.	32,000	424,540
Aeon Fantasy Co., Ltd.(a)	4,800	61,786
Doutor Nichires Holdings Co., Ltd.	7,100	125,733
Fuji Kyuko Co., Ltd.	3,000	34,174
Hiramatsu, Inc.	7,900	52,794
Ichibanya Co., Ltd.	2,248	94,087
Kyoritsu Maintenance Co., Ltd.	2,200	91,536
MOS Food Services, Inc.	2,800	61,359
Ohsho Food Service Corp.	5,800	257,352
PGM Holdings K.K.(a)	8,100	83,475
Plenus Co., Ltd.	4,500	103,633
Resorttrust, Inc.	17,600	351,288
Round One Corp.	22,200	141,345
Royal Holdings Co., Ltd.(a)	3,200	53,605
Saizeriya Co., Ltd.	7,700	97,822
St. Marc Holdings Co., Ltd.	2,500	134,001
Starbucks Coffee Japan Ltd.	8,200	94,218
Tokyo Dome Corp.	19,000	89,650
Tokyotokeiba Co., Ltd.	3,000	9,358
WATAMI Co., Ltd.(a)	6,900	97,467
Yoshinoya Holdings Co., Ltd.	6,800	95,786
Zensho Holdings Co., Ltd.(a)	20,200	205,579

Total Hotels, Restaurants & Leisure		2,760,588

Household Durables - 2.5%
Cleanup Corp.	9,200	82,460
Foster Electric Co., Ltd.	6,200	84,703
France Bed Holdings Co., Ltd.	13,399	24,601
Fuji Corp., Ltd.	14,800	92,769
Fujitsu General Ltd.	10,000	110,261
Haseko Corp.	9,400	75,623
Higashi Nihon House Co., Ltd.	14,000	73,521
Misawa Homes Co., Ltd.	7,200	94,597
PanaHome Corp.	35,000	273,284
Pressance Corp.	2,500	74,157
Sangetsu Co., Ltd.	8,700	235,739
Starts Corp., Inc.	7,000	111,594
Sumitomo Forestry Co., Ltd.	23,700	289,158
Tama Home Co., Ltd.	14,300	103,469
Tamron Co., Ltd.(a)	5,700	136,557
TOA Corp.	5,700	69,770
Token Corp.	2,480	115,670
West Holdings Corp.	4,000	60,214

Total Household Durables		2,108,147

Household Products - 0.7%
Lion Corp.(a)	42,000	243,364
Pigeon Corp.	6,000	316,273

Total Household Products		559,637

Industrial Conglomerates - 0.7%
Keihan Electric Railway Co., Ltd.	65,000	272,691
Nisshinbo Holdings, Inc.	32,000	320,616

Total Industrial Conglomerates		593,307

Internet & Catalog Retail - 0.3%
Belluna Co., Ltd.	15,800	79,698
Ikyu Corp.	6,100	84,059
Senshukai Co., Ltd.(a)	13,000	112,413

Total Internet & Catalog Retail		276,170

Internet Software & Services - 1.1%
Dena Co., Ltd.	29,300	396,239
F@N Communications, Inc.(a)	1,800	29,566
Gree, Inc.(a)	26,100	228,783
Gurunavi, Inc.(a)	11,200	189,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2014

Investments	Shares	Value
Internet Initiative Japan, Inc.(a)	3,500	$85,993

Total Internet Software & Services		930,518

IT Services - 1.6%
Bit-isle, Inc.	10,900	66,709
Future Architect, Inc.	5,200	30,439
Ines Corp.	16,200	122,653
Information Services International-Dentsu Ltd.	4,900	61,187
IT Holdings Corp.	13,300	228,439
NEC Networks & System Integration Corp.	10,100	246,157
NET One Systems Co., Ltd.(a)	33,600	233,165
Nihon Unisys Ltd.	14,000	120,369
NS Solutions Corp.	10,600	289,314

Total IT Services		1,398,432

Leisure Products - 1.4%
Daikoku Denki Co., Ltd.	5,900	98,018
Dunlop Sports Co., Ltd.	4,050	49,013
Fields Corp.	10,600	156,952
Heiwa Corp.	24,300	539,467
Mars Engineering Corp.	6,600	130,234
Mizuno Corp.	22,000	131,820
Tomy Co., Ltd.	19,600	113,570

Total Leisure Products		1,219,074

Life Sciences Tools & Services - 0.1%
CMIC Holdings Co., Ltd.	3,300	53,977
EPS Corp.	5,100	65,496

Total Life Sciences Tools & Services		119,473

Machinery - 6.2%
Anest Iwata Corp.	3,900	27,641
Asahi Diamond Industrial Co., Ltd.	14,000	222,082
Bando Chemical Industries Ltd.	18,000	73,738
CKD Corp.	9,500	91,526
Daifuku Co., Ltd.	16,700	234,085
DMG Mori Seiki Co., Ltd.	14,700	213,451
Fujitec Co., Ltd.	8	85
Furukawa Co., Ltd.	171	348
Glory Ltd.	11,200	364,839
Harmonic Drive Systems, Inc.	1,000	40,274
Hitachi Koki Co., Ltd.	33,600	290,544
Hitachi Zosen Corp.	29,700	152,744
Hosokawa Micron Corp.	1,059	6,649
Iseki & Co., Ltd.	35,000	91,901
Japan Steel Works Ltd. (The)	41,000	179,695
Kato Works Co., Ltd.	6,000	42,644
Kito Corp.	1,000	24,204
Kitz Corp.	19,600	110,087
Kobelco Eco-Solutions Co., Ltd.	17,000	69,138
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,671	98,315
Makino Milling Machine Co., Ltd.	10,000	86,077
Meidensha Corp.	28,000	116,914
Mitsubishi Nichiyu Forklift Co., Ltd.	3,000	19,723
Mitsui Engineering & Shipbuilding Co., Ltd.	45,000	100,834
Miura Co., Ltd.	7,800	266,403
Morita Holdings Corp.	7,000	65,782
Nachi-Fujikoshi Corp.	27,000	190,030
Nippon Sharyo Ltd.	21,000	86,649
Nippon Thompson Co., Ltd.	12,000	62,899
Nitta Corp.	5,200	120,215
Noritake Co., Ltd.	28,666	76,401
Obara Group, Inc.	2,800	121,337
Oiles Corp.	6,098	134,535
OKUMA Corp.	12,000	115,374
OSG Corp.	12,100	223,116
Shima Seiki Manufacturing Ltd.	5,800	111,242
Sintokogio Ltd.	10,600	75,755
Sodick Co., Ltd.(a)	19,700	88,091
Star Micronics Co., Ltd.	13,400	191,003
Tadano Ltd.	10,000	166,329
Takuma Co., Ltd.	5,000	32,526
Tocalo Co., Ltd.	5,300	88,887
Tsubakimoto Chain Co.	21,000	173,091
Tsugami Corp.(a)	12,000	66,334
Tsukishima Kikai Co., Ltd.	4,000	45,171
Union Tool Co.	2,400	61,383
YAMABIKO Corp.	1,400	54,726

Total Machinery		5,274,817

Marine - 0.5%
Iino Kaiun Kaisha Ltd.	5,600	31,951
Japan Transcity Corp.	9,000	29,495
Kawasaki Kisen Kaisha Ltd.	149,000	311,811
NS United Kaiun Kaisha Ltd.	31,644	79,653

Total Marine		452,910

Media - 1.6%
Asatsu-DK, Inc.(a)	18,400	497,121
Avex Group Holdings, Inc.	12,700	223,775
Daiichikosho Co., Ltd.	2,500	71,763
OPT, Inc.	7,832	61,617
SKY Perfect JSAT Holdings, Inc.	59,100	346,532
Zenrin Co., Ltd.(a)	10,500	120,438

Total Media		1,321,246

Metals & Mining - 2.3%
Aichi Steel Corp.	38,427	153,245
Asahi Holdings, Inc.	10,900	187,540
Daido Steel Co., Ltd.	36,000	184,078
Kurimoto Ltd.	28,000	66,058
Mitsubishi Steel Manufacturing Co., Ltd.	12,798	29,814
Mitsui Mining & Smelting Co., Ltd.	70,000	199,694
Neturen Co., Ltd.	10,800	82,408
Nippon Denko Co., Ltd.	21,000	66,334
Nisshin Steel Co., Ltd.	10,932	144,494
Nittetsu Mining Co., Ltd.	19,000	81,398
Sanyo Special Steel Co., Ltd.	11,000	51,034
Toho Zinc Co., Ltd.	23,000	85,820
Topy Industries Ltd.	19,137	40,048
Toyo Kohan Co., Ltd.	28,000	164,177
UACJ Corp.	52,532	197,569
Yamato Kogyo Co., Ltd.	6,700	196,427

Total Metals & Mining		1,930,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2014

Investments	Shares	Value
Multiline Retail - 0.4%
Fuji Co., Ltd.	2,800	$58,761
H2O Retailing Corp.	24,000	185,973
Seria Co., Ltd.	2,246	103,205

Total Multiline Retail		347,939

Oil, Gas & Consumable Fuels - 1.0%
Cosmo Oil Co., Ltd.	65,000	139,233
Itochu Enex Co., Ltd.	33,700	242,176
Mitsuuroko Group Holdings Co., Ltd.	2,800	16,777
Nippon Gas Co., Ltd.	5,600	130,181
San-Ai Oil Co., Ltd.	28,000	210,888
Sinanen Co., Ltd.	20,000	82,918

Total Oil, Gas & Consumable Fuels		822,173

Paper & Forest Products - 1.0%
Daiken Corp.	31,000	88,130
Daio Paper Corp.(a)	14,000	126,864
Hokuetsu Kishu Paper Co., Ltd.	44,300	198,094
Nippon Paper Industries Co., Ltd.	17,400	327,372
Tokushu Tokai Paper Co., Ltd.	41,000	92,276

Total Paper & Forest Products		832,736

Personal Products - 1.2%
Artnature, Inc.	1,000	29,762
Dr. Ci:Labo Co., Ltd.	4,200	158,581
Kose Corp.	9,000	343,813
Mandom Corp.	4,500	160,135
Pola Orbis Holdings, Inc.(a)	7,866	317,575

Total Personal Products		1,009,866

Pharmaceuticals - 2.5%
Fuso Pharmaceutical Industries Ltd.	28,000	89,828
JCR Pharmaceuticals Co., Ltd.	1,700	43,899
Kaken Pharmaceutical Co., Ltd.	28,000	592,587
KYORIN Holdings, Inc.	16,500	339,430
Mochida Pharmaceutical Co., Ltd.	3,500	251,172
Nichi-iko Pharmaceutical Co., Ltd.	8,700	130,107
Nippon Shinyaku Co., Ltd.	6,000	175,075
Tsumura & Co.(a)	16,500	389,107
ZERIA Pharmaceutical Co., Ltd.	4,800	114,664

Total Pharmaceuticals		2,125,869

Professional Services - 1.3%
en-japan, Inc.	2,300	48,949
Funai Consulting, Inc.	7,600	66,544
Meitec Corp.	14,000	436,701
Nihon M&A Center, Inc.	3,000	85,642
Nomura Co., Ltd.	6,800	58,465
Pasco Corp.	9,000	40,689
Temp Holdings Co., Ltd.	5,600	184,078
Weathernews, Inc.	1,100	32,314
Yumeshin Holdings Co., Ltd.	13,900	131,035

Total Professional Services		1,084,417

Real Estate Management & Development - 1.3%
Daikyo, Inc.	108,000	253,729
Heiwa Real Estate Co., Ltd.	500	8,040
Jowa Holdings Co., Ltd.	5,000	187,306
Keihanshin Building Co., Ltd.	11,400	61,892
Relo Holdings, Inc.	2,948	190,025
Sumitomo Real Estate Sales Co., Ltd.	7,200	229,920
Sun Frontier Fudousan Co., Ltd.	4,000	48,092
Takara Leben Co., Ltd.	18,300	66,115
TOC Co., Ltd.	9,900	72,316

Total Real Estate Management & Development		1,117,435

Road & Rail - 2.3%
Fukuyama Transporting Co., Ltd.(a)	36,000	207,176
Hitachi Transport System Ltd.	14,900	232,387
Ichinen Holdings Co., Ltd.	5,000	39,781
Maruzen Showa Unyu Co., Ltd.	9,000	31,094
Nankai Electric Railway Co., Ltd.	59,838	259,896
Nishi-Nippon Railroad Co., Ltd.	50,000	201,866
Sankyu, Inc.	57,000	288,643
Seino Holdings Co., Ltd.	23,000	261,093
Senko Co., Ltd.(a)	32,000	167,415
Sotetsu Holdings, Inc.	57,000	219,437
Trancom Co., Ltd.	1,000	39,287

Total Road & Rail		1,948,075

Semiconductors & Semiconductor Equipment - 1.5%
Advantest Corp.	18,700	231,108
Axell Corp.	777	11,628
Dainippon Screen Manufacturing Co., Ltd.	16,000	74,705
Disco Corp.	3,300	221,509
Lasertec Corp.	2,000	20,177
MegaChips Corp.	5,820	80,660
Mimasu Semiconductor Industry Co., Ltd.	8,400	77,860
Mitsui High-Tec, Inc.	5,300	37,302
Nuflare Technology, Inc.	1,700	93,638
Sanken Electric Co., Ltd.	17,000	140,625
Shindengen Electric Manufacturing Co., Ltd.	16,000	89,551
Shinko Electric Industries Co., Ltd.	23,400	212,969
UT Holdings Co., Ltd.	3,800	23,744

Total Semiconductors & Semiconductor Equipment		1,315,476

Software - 0.7%
Broadleaf Co., Ltd.(a)	4,000	76,679
DTS Corp.	1,200	22,293
Fuji Soft, Inc.	2,900	64,467
Marvelous AQL, Inc.	5,000	55,723
Miroku Jyoho Service Co., Ltd.	10,000	47,579
Square Enix Holdings Co., Ltd.	1,200	21,239
Systena Corp.(a)	11,200	82,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2014

Investments	Shares	Value
Tecmo Koei Holdings Co., Ltd.	19,800	$264,247

Total Software		635,145

Specialty Retail - 5.6%
Adastria Holdings Co., Ltd.(a)	7,840	184,034
Alpen Co., Ltd.	7,900	138,809
AOKI Holdings, Inc.	16,300	230,570
Aoyama Trading Co., Ltd.	14,300	391,290
Arcland Sakamoto Co., Ltd.	2,948	62,624
Autobacs Seven Co., Ltd.	27,000	453,087
Bic Camera, Inc.(a)	11,400	88,337
Chiyoda Co., Ltd.	8,400	188,141
DCM Holdings Co., Ltd.	32,800	237,003
EDION Corp.	34,100	236,635
Geo Holdings Corp.	19,200	167,163
Gulliver International Co., Ltd.	13,600	111,694
Honeys Co., Ltd.(a)	8,140	77,941
Jin Co., Ltd.(a)	2,700	86,087
Joshin Denki Co., Ltd.	9,000	80,667
K’s Holdings Corp.	10,700	310,316
Keiyo Co., Ltd.(a)	16,500	80,134
Komeri Co., Ltd.	5,500	143,710
Konaka Co., Ltd.	11,100	86,889
Kyoto Kimono Yuzen Co., Ltd.	4,500	45,442
Nishimatsuya Chain Co., Ltd.(a)	14,600	128,987
Pal Co., Ltd.	4,600	109,523
Right On Co., Ltd.	9,700	72,196
Sanrio Co., Ltd.(a)	18,400	534,536
United Arrows Ltd.	4,300	173,392
VT Holdings Co., Ltd.	16,254	92,898
Xebio Co., Ltd.	7,800	152,989
Yellow Hat Ltd.	5,100	117,903

Total Specialty Retail		4,782,997

Technology Hardware, Storage & Peripherals - 1.1%
Elecom Co., Ltd.	2,000	52,061
Japan Digital Laboratory Co., Ltd.	5,600	98,893
Melco Holdings, Inc.	5,600	113,708
Riso Kagaku Corp.	5,282	149,797
Roland DG Corp.	1,700	60,999
Toshiba TEC Corp.	33,000	231,933
Wacom Co., Ltd.	38,200	217,575

Total Technology Hardware, Storage & Peripherals		924,966

Textiles, Apparel & Luxury Goods - 1.7%
Daidoh Ltd.	9,200	51,855
Descente Ltd.	5,000	44,815
Fujibo Holdings, Inc.	28,000	78,219
Gunze Ltd.	78,000	224,056
Japan Wool Textile Co., Ltd. (The)	16,000	126,035
Kurabo Industries Ltd.	71,624	130,091
Onward Holdings Co., Ltd.	3,000	21,529
Seiko Holdings Corp.	22,000	89,255
Seiren Co., Ltd.	9,000	77,825
TSI Holdings Co., Ltd.	23,400	161,690
Wacoal Holdings Corp.	34,000	369,182
Yondoshi Holdings, Inc.	3,100	63,925

Total Textiles, Apparel & Luxury Goods		1,438,477

Trading Companies & Distributors - 3.6%
Advan Co., Ltd.	4,000	44,618
Daiichi Jitsugyo Co., Ltd.	23,000	108,297
Emori Group Holdings Co., Ltd.	3,000	57,361
Hanwa Co., Ltd.	2,830	12,236
Inaba Denki Sangyo Co., Ltd.	9,400	316,875
Inabata & Co., Ltd.	1,859	17,470
Iwatani Corp.	40,000	283,500
Kamei Corp.	7,700	59,058
Kanamoto Co., Ltd.	2,400	95,592
Kanematsu Corp.	48,000	86,235
MISUMI Group, Inc.	8,400	231,092
MonotaRO Co., Ltd.	2,100	58,043
Nagase & Co., Ltd.	24,000	310,350
Nippon Steel & Sumikin Bussan Corp.	89,960	348,100
Seika Corp.	13,000	34,776
Shinsho Corp.	28,000	67,164
Sojitz Corp.	233,200	412,051
Trusco Nakayama Corp.	5,000	125,660
Wakita & Co., Ltd.	10,545	135,215
Yamazen Corp.	19,600	148,589
Yuasa Trading Co., Ltd.	50,000	108,583

Total Trading Companies & Distributors		3,060,865

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.	6,500	192,809
Nissin Corp.	28,000	83,747
Sumitomo Warehouse Co., Ltd. (The)	33,000	188,283

Total Transportation Infrastructure		464,839

TOTAL COMMON STOCKS (Cost: $79,228,960)		84,553,973

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $5,802,043)(c)	5,802,043	5,802,043

TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $85,031,003)		90,356,016
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.4)%		(5,443,653)

NET ASSETS - 100.0%		$84,912,363

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $5,521,576 and the total market value of the collateral held by the Fund was $5,808,743. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,700.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.3%

Japan - 100.3%

Electronic Equipment, Instruments & Components - 31.6%
Alps Electric Co., Ltd.	800	$10,266
Anritsu Corp.	800	8,987
Azbil Corp.	400	10,238
Citizen Holdings Co., Ltd.	1,400	10,987
FUJIFILM Holdings Corp.	2,000	55,772
Hamamatsu Photonics K.K.	380	18,643
Hirose Electric Co., Ltd.	150	22,284
Hitachi High-Technologies Corp.	400	9,516
Hitachi Ltd.	22,000	161,137
Horiba Ltd.	200	7,176
Hoya Corp.	1,800	59,808
Ibiden Co., Ltd.	600	12,082
Keyence Corp.	225	98,158
Kyocera Corp.	1,600	75,937
Mitsumi Electric Co., Ltd.	400	2,894
Murata Manufacturing Co., Ltd.	900	84,230
Nichicon Corp.	400	3,262
Nippon Electric Glass Co., Ltd.	2,000	11,648
Oki Electric Industry Co., Ltd.	4,000	8,884
Omron Corp.	1,000	42,150
Shimadzu Corp.	1,500	13,756
Taiyo Yuden Co., Ltd.(a)	600	6,639
TDK Corp.	600	28,133
Topcon Corp.	400	9,239
Yaskawa Electric Corp.	1,200	14,534
Yokogawa Electric Corp.	1,000	12,645

Total Electronic Equipment, Instruments & Components		799,005

Household Durables - 11.3%
Alpine Electronics, Inc.	200	2,819
Casio Computer Co., Ltd.(a)	1,200	17,413
Nikon Corp.(a)	1,800	28,340
Panasonic Corp.	9,800	119,374
Pioneer Corp.*	1,200	2,642
Sharp Corp.*(a)	8,000	25,665
Sony Corp.	5,300	87,998

Total Household Durables		284,251

Internet & Catalog Retail - 1.7%
Rakuten, Inc.(a)	3,000	38,764
Start Today Co., Ltd.	200	5,258

Total Internet & Catalog Retail		44,022

Internet Software & Services - 2.6%
Dena Co., Ltd.	600	8,114
GMO internet, Inc.(a)	400	4,521
Gree, Inc.(a)	400	3,506
Internet Initiative Japan, Inc.(a)	200	4,914
Kakaku.com, Inc.	800	14,017
Yahoo Japan Corp.	6,400	29,566

Total Internet Software & Services		64,638

IT Services - 6.2%
Fujitsu Ltd.	8,000	59,938
IT Holdings Corp.	400	6,870
Itochu Techno-Solutions Corp.	170	7,392
NEC Networks & System Integration Corp.	200	4,874
NET One Systems Co., Ltd.	400	2,776
Nomura Research Institute Ltd.	600	18,894
NTT Data Corp.	600	23,039
Obic Co., Ltd.	400	13,188
Otsuka Corp.	300	14,540
SCSK Corp.	200	5,637

Total IT Services		157,148

Leisure Products - 2.7%
Bandai Namco Holdings, Inc.	1,000	23,414
Heiwa Corp.	200	4,440
Sankyo Co., Ltd.	200	7,690
Sega Sammy Holdings, Inc.	1,000	19,673
Yamaha Corp.	800	12,643

Total Leisure Products		67,860

Media - 3.8%
Asatsu-DK, Inc.	200	5,403
Avex Group Holdings, Inc.	200	3,524
Daiichikosho Co., Ltd.	200	5,741
Dentsu, Inc.	1,000	40,719
Hakuhodo DY Holdings, Inc.	1,400	13,903
Shochiku Co., Ltd.	500	4,639
SKY Perfect JSAT Holdings, Inc.	1,100	6,450
Toho Co., Ltd.	600	14,072
Tokyo Broadcasting System Holdings, Inc.	200	2,454

Total Media		96,905

Semiconductors & Semiconductor Equipment - 4.7%
Advantest Corp.(a)	800	9,887
Dainippon Screen Manufacturing Co., Ltd.	1,200	5,603
Disco Corp.	150	10,069
Rohm Co., Ltd.	400	22,941
Sanken Electric Co., Ltd.	500	4,136
Shinko Electric Industries Co., Ltd.	400	3,640
Sumco Corp.(a)	600	5,496
Tokyo Electron Ltd.	800	54,078
Tokyo Seimitsu Co., Ltd.	200	3,595

Total Semiconductors & Semiconductor Equipment		119,445

Software - 4.5%
Capcom Co., Ltd.(a)	200	3,390
GungHo Online Entertainment, Inc.(a)	1,600	10,329
Konami Corp.(a)	400	8,841
Nexon Co., Ltd.	1,000	9,545
Nintendo Co., Ltd.	470	56,253
Oracle Corp.	200	8,746
Square Enix Holdings Co., Ltd.	200	3,540
Trend Micro, Inc.	400	13,168

Total Software		113,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

June 30, 2014

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 12.2%
Brother Industries Ltd.	1,000	$17,324
Canon, Inc.(a)	5,200	169,184
Konica Minolta, Inc.	2,000	19,762
NEC Corp.	12,000	38,261
Ricoh Co., Ltd.	3,200	38,126
Seiko Epson Corp.	500	21,272
Wacom Co., Ltd.(a)	800	4,557

Total Technology Hardware, Storage & Peripherals		308,486

Wireless Telecommunication Services - 19.0%
KDDI Corp.	2,200	134,187
NTT DOCOMO, Inc.	6,700	114,549
SoftBank Corp.	3,100	230,821

Total Wireless Telecommunication Services		479,557

TOTAL COMMON STOCKS (Cost: $2,412,288)		2,535,129

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.9%

United States - 12.9%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $327,026)(c)	327,026	327,026

TOTAL INVESTMENTS IN SECURITIES - 113.2% (Cost: $2,739,314)		2,862,155
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (13.2)%		(333,588)

NET ASSETS - 100.0%		$2,528,567

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $310,889 and the total market value of the collateral held by the Fund was $327,026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.2%

Japan - 99.2%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	11,983	$508,632
Mitsui-Soko Co., Ltd.	101,090	456,030
Yusen Logistics Co., Ltd.	29,900	340,601

Total Air Freight & Logistics		1,305,263

Auto Components - 5.7%
Aisan Industry Co., Ltd.	48,600	432,245
Akebono Brake Industry Co., Ltd.	22,232	111,923
Calsonic Kansei Corp.	124,000	826,218
Daido Metal Co., Ltd.	35,000	440,847
Eagle Industry Co., Ltd.	17,400	310,539
Exedy Corp.	26,925	800,002
G-Tekt Corp.	3,599	47,072
Keihin Corp.	13,721	218,062
Kinugawa Rubber Industrial Co., Ltd.	64,372	328,516
KYB Co., Ltd.	146,400	689,332
Musashi Seimitsu Industry Co., Ltd.	18,105	454,122
NHK Spring Co., Ltd.	140,700	1,319,431
Nifco, Inc.	43,286	1,444,220
Nissin Kogyo Co., Ltd.	32,200	638,565
Pacific Industrial Co., Ltd.	36,700	299,237
Press Kogyo Co., Ltd.	117,000	448,112
Riken Corp.	73,687	340,413
Sanden Corp.	83,963	465,793
Sanoh Industrial Co., Ltd.	37,625	274,096
Showa Corp.	49,800	605,633
T. RAD Co., Ltd.	16,554	45,264
Tachi-S Co., Ltd.	5,200	89,930
Taiho Kogyo Co., Ltd.	39,100	421,472
Takata Corp.	12,900	277,088
Tokai Rika Co., Ltd.	57,158	1,147,617
Tokai Rubber Industries Ltd.	21,400	242,507
Topre Corp.	37,500	509,353
Toyo Tire & Rubber Co., Ltd.	63,341	1,077,307
Toyota Boshoku Corp.(a)	97,300	1,029,619
TPR Co., Ltd.	20,100	499,797
TS Tech Co., Ltd.	35,100	1,020,726
Unipres Corp.	21,603	519,257

Total Auto Components		17,374,315

Banks - 6.9%
77 Bank Ltd. (The)	180,000	948,818
Aomori Bank Ltd. (The)	149,622	431,268
Ashikaga Holdings Co., Ltd.	137,400	587,278
Awa Bank Ltd. (The)	51,378	292,125
Bank of Iwate Ltd. (The)	15,200	747,959
Bank of Nagoya Ltd. (The)	61,691	245,412
Bank of Okinawa Ltd. (The)	23	994
Bank of Saga Ltd. (The)	115,448	266,668
Bank of the Ryukyus Ltd.	25,308	362,738
Chukyo Bank Ltd. (The)	85,261	154,018
Daisan Bank Ltd. (The)	123,083	217,480
Daishi Bank Ltd. (The)	201,552	756,031
Ehime Bank Ltd. (The)(a)	233,144	545,433
Eighteenth Bank Ltd. (The)	173,046	449,248
FIDEA Holdings Co., Ltd.(a)	174,227	359,444
Fukui Bank Ltd. (The)	94,671	232,694
Higashi-Nippon Bank Ltd. (The)	192,000	488,979
Higo Bank Ltd. (The)	699	3,892
Hokkoku Bank Ltd. (The)	230,621	792,223
Hokuetsu Bank Ltd. (The)	4,425	9,216
Hyakugo Bank Ltd. (The)	13,416	55,886
Hyakujushi Bank Ltd. (The)	104,000	374,710
Jimoto Holdings, Inc.	98,500	210,991
Juroku Bank Ltd. (The)	234,000	875,436
Kagoshima Bank Ltd. (The)	89,719	605,773
Kansai Urban Banking Corp.	515,000	630,374
Keiyo Bank Ltd. (The)	228,684	1,160,294
Kiyo Bank Ltd. (The)	65,890	897,569
Michinoku Bank Ltd. (The)	109,780	230,819
Mie Bank Ltd. (The)	113,389	258,554
Minato Bank Ltd. (The)	141,000	258,882
Miyazaki Bank Ltd. (The)	203,000	671,290
Musashino Bank Ltd. (The)	22,605	792,140
Nanto Bank Ltd. (The)	196,000	812,596
Nishi-Nippon City Bank Ltd. (The)	657,000	1,614,856
North Pacific Bank Ltd.	140,615	606,572
Ogaki Kyoritsu Bank Ltd. (The)	80,423	225,459
Oita Bank Ltd. (The)	96,000	346,834
Senshu Ikeda Holdings, Inc.	6,040	30,765
Shiga Bank Ltd. (The)	49,923	300,607
Tochigi Bank Ltd. (The)	37,843	162,123
Toho Bank Ltd. (The)(a)	234,000	854,647
Tokyo Tomin Bank Ltd. (The)(a)	21,843	267,580
TOMONY Holdings, Inc.	60,477	266,850
Tottori Bank Ltd. (The)	61,000	125,848
Yachiyo Bank Ltd. (The)	12,100	396,545
Yamagata Bank Ltd. (The)(a)	18,000	85,465
Yamanashi Chuo Bank Ltd. (The)	50,066	237,221

Total Banks		21,248,604

Beverages - 1.2%
Coca-Cola West Co., Ltd.(a)	71,000	1,225,092
Ito En Ltd.(a)	32,100	822,898
Sapporo Holdings Ltd.	200,992	809,484
Takara Holdings, Inc.	87,000	763,467

Total Beverages		3,620,941

Building Products - 2.5%
Aica Kogyo Co., Ltd.	42,015	897,492
Bunka Shutter Co., Ltd.	37,000	321,406
Central Glass Co., Ltd.	138,933	511,544
Eidai Co., Ltd.	13,000	62,494
Nichias Corp.	96,827	668,102
Nitto Boseki Co., Ltd.	119,996	488,015
Noritz Corp.	29,800	587,440
Okabe Co., Ltd.	31,300	383,429
Sanwa Holdings Corp.	178,966	1,257,823
Sekisui Jushi Corp.	29,600	423,087
Takara Standard Co., Ltd.	107,063	943,757
Takasago Thermal Engineering Co., Ltd.	95,372	1,128,780

Total Building Products		7,673,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2014

Investments	Shares	Value
Capital Markets - 1.8%
Ichigo Group Holdings Co., Ltd.	61,400	$211,526
Ichiyoshi Securities Co., Ltd.	55,188	778,477
IwaiCosmo Holdings, Inc.	35,500	411,401
kabu.com Securities Co., Ltd.(a)	176,200	867,912
Kyokuto Securities Co., Ltd.	59,900	1,037,703
Monex Group, Inc.(a)	358,394	1,326,664
Sparx Group Co., Ltd.	77,600	180,011
Takagi Securities Co., Ltd.	108,000	289,976
Toyo Securities Co., Ltd.	115,198	354,788

Total Capital Markets		5,458,458

Chemicals - 8.4%
Achilles Corp.	227,000	333,873
ADEKA Corp.	80,125	1,074,872
Asahi Organic Chemicals Industry Co., Ltd.	8,381	18,118
Chugoku Marine Paints Ltd.	56,000	404,639
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	44,714	211,862
Denki Kagaku Kogyo K.K.	358,000	1,374,680
Earth Chemical Co., Ltd.	21,100	812,300
Fujimi, Inc.	25,300	355,381
Fujimori Kogyo Co., Ltd.	9,200	298,781
Gun-Ei Chemical Industry Co., Ltd.	14,000	58,043
JSP Corp.	22,423	402,620
Kaneka Corp.	219,000	1,370,574
Koatsu Gas Kogyo Co., Ltd.	39,000	234,835
Konishi Co., Ltd.	10,200	216,878
Kumiai Chemical Industry Co., Ltd.	25,000	160,653
Kureha Corp.	148,648	811,434
Lintec Corp.	45,565	915,753
Nihon Nohyaku Co., Ltd.	25,788	312,852
Nihon Parkerizing Co., Ltd.	25,400	582,190
Nippon Kayaku Co., Ltd.	86,000	1,119,728
Nippon Soda Co., Ltd.	86,091	458,903
Nippon Synthetic Chemical Industry Co., Ltd. (The)	81,860	652,908
Nippon Valqua Industries Ltd.	77,688	221,626
NOF Corp.	134,000	957,663
Okamoto Industries, Inc.	23,436	81,432
Riken Technos Corp.	35,000	190,711
Sakai Chemical Industry Co., Ltd.	117,000	368,422
Sakata INX Corp.	55,000	512,512
Sanyo Chemical Industries Ltd.	60,176	425,310
Sekisui Plastics Co., Ltd.	76,000	213,810
Shikoku Chemicals Corp.	26,000	200,701
Showa Denko K.K.	922,000	1,310,577
Sumitomo Bakelite Co., Ltd.	167,092	663,057
Sumitomo Seika Chemicals Co., Ltd.	75,000	526,381
Taiyo Holdings Co., Ltd.	25,474	789,580
Takiron Co., Ltd.	80,000	454,864
Teijin Ltd.	376,000	942,737
Toagosei Co., Ltd.	125,000	562,657
Tokai Carbon Co., Ltd.	38,715	110,445
Tokuyama Corp.(a)	203,012	645,278
Toyo Ink SC Holdings Co., Ltd.	222,512	1,098,228
Toyobo Co., Ltd.	464,859	803,024
Ube Industries Ltd.	906,000	1,574,019
Zeon Corp.	87,000	930,931

Total Chemicals		25,765,842

Commercial Services & Supplies - 1.9%
Aeon Delight Co., Ltd.	35,100	848,872
Daiseki Co., Ltd.	18,507	331,575
Duskin Co., Ltd.	57,600	1,114,986
Itoki Corp.	34,400	265,203
Kokuyo Co., Ltd.	68,403	573,261
Kyodo Printing Co., Ltd.	76,049	255,987
Kyoritsu Printing Co., Ltd.	78,400	225,979
Nippon Parking Development Co., Ltd.	81,400	97,225
Okamura Corp.	77,676	681,644
Sato Holdings Corp.(a)	22,538	592,900
Toppan Forms Co., Ltd.	69,300	697,070
Uchida Yoko Co., Ltd.	73,000	273,106

Total Commercial Services & Supplies		5,957,808

Communications Equipment - 0.3%
Hitachi Kokusai Electric, Inc.	62,948	871,784

Construction & Engineering - 3.5%
Asunaro Aoki Construction Co., Ltd.	24,223	147,292
Fudo Tetra Corp.	16,300	31,536
Kandenko Co., Ltd.	76,138	442,676
Kitano Construction Corp.	107,651	274,162
Kyowa Exeo Corp.	76,666	1,091,283
Kyudenko Corp.	32,890	320,118
Maeda Corp.	95,087	751,835
Maeda Road Construction Co., Ltd.	44,694	773,393
Mirait Holdings Corp.	33,200	332,311
Nippo Corp.	35,358	594,739
Nippon Densetsu Kogyo Co., Ltd.	26,400	426,340
Nippon Road Co., Ltd. (The)	70,291	395,497
Nippon Steel & Sumikin Texeng Co., Ltd.	23,296	123,488
Nishimatsu Construction Co., Ltd.	184,037	782,982
Okumura Corp.	142,853	724,806
Penta-Ocean Construction Co., Ltd.(a)	35,693	118,384
SHO-BOND Holdings Co., Ltd.(a)	2,400	109,570
Taikisha Ltd.	15,448	360,486
Toda Corp.	121,549	472,734
Toenec Corp.	79,000	453,857
Tokyu Construction Co., Ltd.	53,600	253,437
Toshiba Plant Systems & Services Corp.	33,600	499,829
Totetsu Kogyo Co., Ltd.	15,279	340,706
Toyo Construction Co., Ltd.	23,000	86,274
Toyo Engineering Corp.(a)	59,554	259,838
Yurtec Corp.	99,000	608,825

Total Construction & Engineering		10,776,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2014

Investments	Shares	Value
Construction Materials - 0.3%
Sumitomo Osaka Cement Co., Ltd.	232,404	$883,229

Containers & Packaging - 0.9%
FP Corp.	24,800	864,163
Fuji Seal International, Inc.	19,205	597,164
Nihon Yamamura Glass Co., Ltd.	242,000	398,934
Rengo Co., Ltd.	185,000	883,866

Total Containers & Packaging		2,744,127

Distributors - 0.7%
Chori Co., Ltd.	3,352	40,732
Doshisha Co., Ltd.	32,600	573,770
Happinet Corp.(a)	19,500	323,187
Paltac Corp.	59,257	834,120
Sankyo Seiko Co., Ltd.	83,074	338,676

Total Distributors		2,110,485

Diversified Consumer Services - 0.1%
Meiko Network Japan Co., Ltd.	18,986	242,701
Studio Alice Co., Ltd.(a)	10,960	159,794

Total Diversified Consumer Services		402,495

Diversified Financial Services - 0.2%
Ricoh Leasing Co., Ltd.	16,900	482,452

Electrical Equipment - 2.0%
Daihen Corp.	65,000	303,489
Denyo Co., Ltd.	2,000	31,094
Endo Lighting Corp.	22,700	342,164
Fujikura Ltd.	152,715	743,186
Furukawa Electric Co., Ltd.(a)	59,000	125,216
GS Yuasa Corp.	190,000	1,209,713
Idec Corp.	34,440	330,785
Kyosan Electric Manufacturing Co., Ltd.	78,000	287,192
Nippon Carbon Co., Ltd.	139,000	264,814
Nissin Electric Co., Ltd.	47,765	314,017
Nitto Kogyo Corp.	30,100	662,286
Odelic Co., Ltd.	8,600	248,989
Sanyo Denki Co., Ltd.	3,039	21,599
Tatsuta Electric Wire and Cable Co., Ltd.(a)	38,420	221,103
Ushio, Inc.	68,475	882,088

Total Electrical Equipment		5,987,735

Electronic Equipment, Instruments & Components - 4.8%
Ai Holdings Corp.	46,600	847,775
Amano Corp.	64,835	739,198
Anritsu Corp.	71,500	803,188
Azbil Corp.	72,754	1,862,209
Canon Electronics, Inc.	45,400	855,073
CONEXIO Corp.	26,788	234,549
Daiwabo Holdings Co., Ltd.	206,396	401,362
Enplas Corp.	4,589	334,306
Hakuto Co., Ltd.	25,534	271,207
Horiba Ltd.	19,142	686,848
Japan Aviation Electronics Industry Ltd.	34,000	731,316
Kaga Electronics Co., Ltd.	37,700	456,620
Koa Corp.	18,147	183,252
Macnica, Inc.	11,900	397,626
Nichicon Corp.	58,482	476,839
Nidec Copal Electronics Corp.	67,300	570,660
Nippon Signal Co., Ltd. (The)	36,300	335,391
Nohmi Bosai Ltd.	60,791	941,524
Ohara, Inc.	6,014	35,144
Oki Electric Industry Co., Ltd.	250,000	555,254
Optex Co., Ltd.	11,600	229,126
Ryoden Trading Co., Ltd.	71,723	540,905
Ryosan Co., Ltd.	13,537	282,085
Sanshin Electronics Co., Ltd.	37,900	307,151
Siix Corp.	18,600	331,589
SMK Corp.	39,000	171,699
Taiyo Yuden Co., Ltd.	7,400	81,885
Tomen Electronics Corp.	16,419	267,099
Topcon Corp.	26,100	602,873
UKC Holdings Corp.	6,857	106,133

Total Electronic Equipment, Instruments & Components		14,639,886

Energy Equipment & Services - 0.3%
Modec, Inc.(a)	22,104	527,808
Shinko Plantech Co., Ltd.(a)	16,445	128,729
Toyo Kanetsu K.K.	92,026	236,185

Total Energy Equipment & Services		892,722

Food & Staples Retailing - 3.3%
Ain Pharmaciez, Inc.	4,681	225,721
Arcs Co., Ltd.	39,694	838,901
Belc Co., Ltd.	18,700	441,727
Cocokara fine, Inc.	14,600	443,887
Cosmos Pharmaceutical Corp.	900	94,971
Heiwado Co., Ltd.	34,663	530,698
Kasumi Co., Ltd.	57,679	421,326
Kato Sangyo Co., Ltd.	26,316	592,535
Maruetsu, Inc. (The)	100,000	359,311
Matsumotokiyoshi Holdings Co., Ltd.	34,900	1,207,487
Ministop Co., Ltd.	22,900	370,496
Mitsubishi Shokuhin Co., Ltd.(a)	24,700	621,005
Okuwa Co., Ltd.	18,000	184,255
Qol Co., Ltd.	29,300	181,344
S Foods, Inc.(a)	39,600	575,403
San-A Co., Ltd.	14,500	439,416
UNY Group Holdings Co., Ltd.	216,300	1,355,812
Valor Co., Ltd.	33,491	555,401
Welcia Holdings Co., Ltd.(a)	7,900	484,270
Yokohama Reito Co., Ltd.	29,228	238,890

Total Food & Staples Retailing		10,162,856

Food Products - 3.9%
Ariake Japan Co., Ltd.	26,328	692,863
Ezaki Glico Co., Ltd.	70,726	1,124,718
Fuji Oil Co., Ltd.	55,895	797,830
Fujicco Co., Ltd.	34,000	426,909
Hokuto Corp.	19,591	388,320
J-Oil Mills, Inc.	155,981	506,567
Kagome Co., Ltd.(a)	42,100	745,129
Kameda Seika Co., Ltd.	2,300	73,447
Kewpie Corp.	53,700	874,106
Kyokuyo Co., Ltd.	24,000	61,596
Marudai Food Co., Ltd.	125,000	415,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2014

Investments	Shares	Value
Maruha Nichiro Corp.	34,232	$559,241
Megmilk Snow Brand Co., Ltd.	54,200	704,084
Mitsui Sugar Co., Ltd.	71,492	270,287
Morinaga & Co., Ltd.	186,018	403,968
Morinaga Milk Industry Co., Ltd.	65,411	235,675
Nakamuraya Co., Ltd.	43,000	174,453
Nichirei Corp.	154,096	739,259
Nippon Beet Sugar Manufacturing Co., Ltd.	134,063	251,438
Nippon Flour Mills Co., Ltd.	156,766	834,084
Nisshin Oillio Group Ltd. (The)	128,945	472,223
Rock Field Co., Ltd.(a)	6,700	128,636
Sakata Seed Corp.	18,248	251,641
Showa Sangyo Co., Ltd.	167,000	606,643
Starzen Co., Ltd.	110,000	310,547
Warabeya Nichiyo Co., Ltd.	1,700	34,401
Yonekyu Corp.	100	855

Total Food Products		12,084,744

Gas Utilities - 0.3%
Hokkaido Gas Co., Ltd.(a)	50,064	140,844
Saibu Gas Co., Ltd.	199,029	522,597
Shizuoka Gas Co., Ltd.	51,592	353,946

Total Gas Utilities		1,017,387

Health Care Equipment & Supplies - 1.6%
Eiken Chemical Co., Ltd.	13,135	227,679
Hogy Medical Co., Ltd.	9,800	531,089
Mani, Inc.	3,690	205,071
Nagaileben Co., Ltd.	26,326	542,866
Nihon Kohden Corp.	22,383	1,122,409
Nikkiso Co., Ltd.	31,800	377,626
Nipro Corp.(a)	153,000	1,372,854
Nissui Pharmaceutical Co., Ltd.	28,400	346,222
Paramount Bed Holdings Co., Ltd.	5,021	158,602

Total Health Care Equipment & Supplies		4,884,418

Health Care Providers & Services - 0.8%
As One Corp.	2,000	62,090
BML, Inc.	11,800	456,601
Message Co., Ltd.	3,400	129,549
Nichii Gakkan Co.	56,900	511,120
Ship Healthcare Holdings, Inc.	14,007	490,843
Toho Holdings Co., Ltd.	20,000	402,942
Vital KSK Holdings, Inc.	42,284	340,593

Total Health Care Providers & Services		2,393,738

Hotels, Restaurants & Leisure - 2.9%
Accordia Golf Co., Ltd.	86,900	1,152,891
Doutor Nichires Holdings Co., Ltd.	37,753	668,564
Fuji Kyuko Co., Ltd.(a)	27,402	312,146
Hiramatsu, Inc.	19,200	128,310
Ichibanya Co., Ltd.	7,818	327,213
Kyoritsu Maintenance Co., Ltd.	15,125	629,306
MOS Food Services, Inc.	15,200	333,093
Ohsho Food Service Corp.	3,900	173,047
PGM Holdings K.K.(a)	18,900	194,774
Plenus Co., Ltd.	46,268	1,065,527
Resorttrust, Inc.	69,208	1,381,359
Round One Corp.	72,637	462,473
Royal Holdings Co., Ltd.(a)	6,500	108,884
Saizeriya Co., Ltd.	31,700	402,723
St. Marc Holdings Co., Ltd.	9,059	485,567
Starbucks Coffee Japan Ltd.(a)	15,600	179,245
Tokyo Dome Corp.	82,000	386,911
Tokyotokeiba Co., Ltd.(a)	106,424	331,968
Yoshinoya Holdings Co., Ltd.	7,700	108,464
Zensho Holdings Co., Ltd.(a)	13,219	134,532

Total Hotels, Restaurants & Leisure		8,966,997

Household Durables - 2.3%
Cleanup Corp.	35,700	319,980
Foster Electric Co., Ltd.	23,700	323,783
France Bed Holdings Co., Ltd.	23,980	44,028
Fuji Corp., Ltd.	63,400	397,404
Fujitsu General Ltd.	41,000	452,071
Haseko Corp.	18,400	148,028
Higashi Nihon House Co., Ltd.	55,300	290,406
Misawa Homes Co., Ltd.	32,300	424,375
PanaHome Corp.	113,177	883,698
Pressance Corp.	9,400	278,831
Sangetsu Co., Ltd.	26,200	709,926
Starts Corp., Inc.	13,400	213,622
Sumitomo Forestry Co., Ltd.	74,900	913,838
Tama Home Co., Ltd.	80,100	579,570
Tamron Co., Ltd.(a)	15,566	372,920
TOA Corp.	22,252	272,370
Token Corp.	8,470	395,052
West Holdings Corp.	13,100	197,202

Total Household Durables		7,217,104

Household Products - 0.7%
Lion Corp.(a)	196,013	1,135,774
Pigeon Corp.	21,294	1,122,452

Total Household Products		2,258,226

Industrial Conglomerates - 0.6%
Keihan Electric Railway Co., Ltd.	217,000	910,370
Nisshinbo Holdings, Inc.	104,000	1,042,002

Total Industrial Conglomerates		1,952,372

Internet & Catalog Retail - 0.5%
ASKUL Corp.(a)	29,665	797,372
Belluna Co., Ltd.	51,284	258,685
Ikyu Corp.	20,700	285,250
Senshukai Co., Ltd.(a)	36,476	315,414

Total Internet & Catalog Retail		1,656,721

Internet Software & Services - 1.3%
Dena Co., Ltd.	103,700	1,402,389
GMO Internet, Inc.(a)	73,972	836,069
Gree, Inc.(a)	83,200	729,298
Gurunavi, Inc.(a)	43,600	739,399
Internet Initiative Japan, Inc.(a)	9,400	230,952

Total Internet Software & Services		3,938,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2014

Investments	Shares	Value
IT Services - 1.3%
Bit-isle, Inc.(a)	50,900	$311,515
Ines Corp.(a)	30,110	227,969
Information Services International-Dentsu Ltd.	19,100	238,502
IT Holdings Corp.	54,400	934,366
NEC Networks & System Integration Corp.	31,179	759,893
NET One Systems Co., Ltd.(a)	15,658	108,658
Nihon Unisys Ltd.	26,900	231,281
NS Solutions Corp.	45,190	1,233,407

Total IT Services		4,045,591

Leisure Products - 1.5%
Daikoku Denki Co., Ltd.(a)	7,900	131,244
Dunlop Sports Co., Ltd.	25,876	313,153
Fields Corp.	40,200	595,232
Heiwa Corp.	80,600	1,789,343
Mars Engineering Corp.	22,800	449,901
Mizuno Corp.	108,616	650,806
Universal Entertainment Corp.	34,500	611,979

Total Leisure Products		4,541,658

Life Sciences Tools & Services - 0.1%
EPS Corp.	18,100	232,448

Machinery - 5.8%
Aida Engineering Ltd.	68,100	687,689
Anest Iwata Corp.	37,600	266,490
Asahi Diamond Industrial Co., Ltd.	6,300	99,937
Bando Chemical Industries Ltd.	76,787	314,561
CKD Corp.	31,241	300,984
Daifuku Co., Ltd.	69,004	967,234
DMG Mori Seiki Co., Ltd.	43,900	637,450
Fujitec Co., Ltd.	50,661	536,090
Furukawa Co., Ltd.	77,000	156,577
Glory Ltd.	16,800	547,258
Hitachi Koki Co., Ltd.	26,703	230,905
Hosokawa Micron Corp.	9,231	57,953
Japan Steel Works Ltd. (The)(a)	150,000	657,421
Kato Works Co., Ltd.	12,000	85,287
Kitz Corp.	36,289	203,825
Kobelco Eco-Solutions Co., Ltd.	77,000	313,153
Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	24,180	356,357
Makino Milling Machine Co., Ltd.	45,578	392,320
Meidensha Corp.	71,000	296,461
Mitsuboshi Belting Co., Ltd.	13,092	80,513
Mitsui Engineering & Shipbuilding Co., Ltd.	112,404	251,870
Miura Co., Ltd.	25,124	858,092
Morita Holdings Corp.	34,705	326,136
Nachi-Fujikoshi Corp.	113,000	795,311
Nippon Sharyo Ltd.(a)	92,438	381,413
Nippon Thompson Co., Ltd.	66,051	346,213
Nitta Corp.	15,300	353,710
Noritake Co., Ltd.	120,101	320,096
Obara Group, Inc.	9,979	432,435
Oiles Corp.	23,593	520,511
OKUMA Corp.	73,852	710,052
OSG Corp.	48,000	885,090
Ryobi Ltd.	106,000	357,850
Shima Seiki Manufacturing Ltd.	19,200	368,250
Shinmaywa Industries Ltd.	54,685	482,586
Sintokogio Ltd.	12,696	90,735
Star Micronics Co., Ltd.	49,234	701,781
Tadano Ltd.	35,000	582,153
Tocalo Co., Ltd.	15,700	263,307
Torishima Pump Manufacturing Co., Ltd.(a)	3,300	28,731
Toshiba Machine Co., Ltd.	16,806	78,137
Tsubakimoto Chain Co.	94,228	776,668
Tsugami Corp.(a)	20,000	110,557
Tsukishima Kikai Co., Ltd.	19,400	219,077
Union Tool Co.	15,100	386,201

Total Machinery		17,815,427

Marine - 0.5%
Iino Kaiun Kaisha Ltd.	18,391	104,930
Japan Transcity Corp.	43,872	143,779
Kawasaki Kisen Kaisha Ltd.	497,000	1,040,067
NS United Kaiun Kaisha Ltd.	111,650	281,040

Total Marine		1,569,816

Media - 1.8%
Asatsu-DK, Inc.(a)	63,739	1,722,064
Avex Group Holdings, Inc.(a)	44,499	784,075
Daiichikosho Co., Ltd.	29,000	832,457
Gakken Holdings Co., Ltd.	70,789	197,053
Kadokawa Corp.	9,200	291,516
OPT, Inc.	25,800	202,977
SKY Perfect JSAT Holdings, Inc.	173,300	1,016,141
Toei Co., Ltd.	58,313	316,014
Zenrin Co., Ltd.(a)	24,787	284,315

Total Media		5,646,612

Metals & Mining - 1.9%
Asahi Holdings, Inc.	36,800	633,161
Daido Steel Co., Ltd.	127,000	649,386
Kyoei Steel Ltd.(a)	13,614	247,002
Mitsubishi Steel Manufacturing Co., Ltd.	52,428	122,136
Mitsui Mining & Smelting Co., Ltd.	64,000	182,578
Neturen Co., Ltd.	42,800	326,582
Nippon Denko Co., Ltd.	79,641	251,568
Nisshin Steel Co., Ltd.	36,928	488,096
Nittetsu Mining Co., Ltd.	89,000	381,284
Sanyo Special Steel Co., Ltd.	30,000	139,184
Toho Zinc Co., Ltd.	30,967	115,547
Topy Industries Ltd.	79,548	166,469
Toyo Kohan Co., Ltd.	90,905	533,020
UACJ Corp.	280,632	1,055,435
Yamato Kogyo Co., Ltd.	23,500	688,959

Total Metals & Mining		5,980,407

Multiline Retail - 0.2%
Fuji Co., Ltd.	6,900	144,804
H2O Retailing Corp.	43,000	333,202

Total Multiline Retail		478,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2014

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 0.9%
Cosmo Oil Co., Ltd.	221,000	$473,392
Itochu Enex Co., Ltd.	146,181	1,050,489
Nippon Coke & Engineering Co., Ltd.	45,273	52,287
Nippon Gas Co., Ltd.	22,200	516,075
San-Ai Oil Co., Ltd.	62,916	473,865
Sinanen Co., Ltd.	43,771	181,470

Total Oil, Gas & Consumable Fuels		2,747,578

Paper & Forest Products - 0.6%
Daiken Corp.	91,560	260,296
Daio Paper Corp.	20,478	185,566
Hokuetsu Kishu Paper Co., Ltd.	31,732	141,894
Nippon Paper Industries Co., Ltd.	49,300	927,554
Tokushu Tokai Paper Co., Ltd.	82,000	184,552

Total Paper & Forest Products		1,699,862

Personal Products - 1.1%
Dr. Ci:Labo Co., Ltd.	11,700	441,760
Kose Corp.	34,804	1,329,564
Mandom Corp.	12,253	436,031
Pola Orbis Holdings, Inc.(a)	28,106	1,134,727

Total Personal Products		3,342,082

Pharmaceuticals - 2.9%
Fuji Pharma Co., Ltd.	30	567
Fuso Pharmaceutical Industries Ltd.	47,911	153,705
JCR Pharmaceuticals Co., Ltd.	3,200	82,634
Kaken Pharmaceutical Co., Ltd.	89,261	1,889,103
KYORIN Holdings, Inc.	59,485	1,223,698
Mochida Pharmaceutical Co., Ltd.	13,311	955,244
Nichi-iko Pharmaceutical Co., Ltd.	31,500	471,077
Nippon Shinyaku Co., Ltd.	28,000	817,018
Rohto Pharmaceutical Co., Ltd.	13,000	202,112
Sawai Pharmaceutical Co., Ltd.	14,724	867,699
Tsumura & Co.	60,600	1,429,085
ZERIA Pharmaceutical Co., Ltd.(a)	29,200	697,537

Total Pharmaceuticals		8,789,479

Professional Services - 1.1%
en-japan, Inc.	6,100	129,822
Funai Consulting, Inc.(a)	19,800	173,363
Meitec Corp.	44,300	1,381,847
Nihon M&A Center, Inc.	10,016	285,931
Nomura Co., Ltd.	29,600	254,495
Pasco Corp.	35,000	158,235
Temp Holdings Co., Ltd.	21,400	703,440
Yumeshin Holdings Co., Ltd.	37,100	349,741

Total Professional Services		3,436,874

Real Estate Management & Development - 1.7%
Airport Facilities Co., Ltd.	60,219	421,453
Daibiru Corp.	48,500	495,987
Daikyo, Inc.	446,000	1,047,806
Heiwa Real Estate Co., Ltd.	17,368	279,280
Jowa Holdings Co., Ltd.(a)	18,600	696,777
Keihanshin Building Co., Ltd.	53,400	289,917
Relo Holdings, Inc.	12,046	776,471
Sumitomo Real Estate Sales Co., Ltd.	20,900	667,405
Sun Frontier Fudousan Co., Ltd.(a)	10,600	127,445
Takara Leben Co., Ltd.	64,400	232,668
TOC Co., Ltd.	27,700	202,339

Total Real Estate Management & Development		5,237,548

Road & Rail - 2.5%
Fukuyama Transporting Co., Ltd.(a)	145,059	834,800
Hitachi Transport System Ltd.	55,000	857,806
Ichinen Holdings Co., Ltd.	25,600	203,678
Maruzen Showa Unyu Co., Ltd.	79,000	272,938
Nankai Electric Railway Co., Ltd.	147,000	638,468
Nippon Konpo Unyu Soko Co., Ltd.	56,560	979,283
Nishi-Nippon Railroad Co., Ltd.	150,000	605,597
Sankyu, Inc.	187,532	949,646
Seino Holdings Co., Ltd.	91,560	1,039,376
Senko Co., Ltd.(a)	108,156	565,842
Sotetsu Holdings, Inc.	208,000	800,750

Total Road & Rail		7,748,184

Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp.(a)	63,400	783,543
Axell Corp.	2,429	36,349
Dainippon Screen Manufacturing Co., Ltd.	66,000	308,159
Disco Corp.	9,700	651,103
Lasertec Corp.	5,487	55,355
MegaChips Corp.	17,800	246,693
Mimasu Semiconductor Industry Co., Ltd.	17,027	157,824
Mitsui High-Tec, Inc.	15,200	106,980
Nuflare Technology, Inc.	6,400	352,520
Sanken Electric Co., Ltd.	50,000	413,602
Shindengen Electric Manufacturing Co., Ltd.	63,000	352,608
Shinko Electric Industries Co., Ltd.	82,853	754,064

Total Semiconductors & Semiconductor Equipment		4,218,800

Software - 1.1%
Broadleaf Co., Ltd.(a)	13,700	262,627
Capcom Co., Ltd.	24,913	422,246
DTS Corp.	21,091	391,819
Marvelous AQL, Inc.	5,000	55,723
Miroku Jyoho Service Co., Ltd.	23,400	111,335
Square Enix Holdings Co., Ltd.	75,100	1,329,197
Systena Corp.(a)	26,400	195,449
Tecmo Koei Holdings Co., Ltd.	51,200	683,307

Total Software		3,451,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2014

Investments	Shares	Value
Specialty Retail - 5.4%
Alpen Co., Ltd.	29,021	$509,919
AOKI Holdings, Inc.	54,454	770,274
Aoyama Trading Co., Ltd.	46,500	1,272,375
Arcland Sakamoto Co., Ltd.	11,908	252,959
Autobacs Seven Co., Ltd.	72,000	1,208,233
Chiyoda Co., Ltd.	25,091	561,981
DCM Holdings Co., Ltd.	114,145	824,778
EDION Corp.(a)	118,439	821,900
Geo Holdings Corp.	77,600	675,615
Gulliver International Co., Ltd.	67,460	554,037
Honeys Co., Ltd.(a)	45,040	431,260
Jin Co., Ltd.(a)	8,800	280,578
Joshin Denki Co., Ltd.	30,000	268,891
K’s Holdings Corp.	35,074	1,017,200
Keiyo Co., Ltd.(a)	75,520	366,772
Kohnan Shoji Co., Ltd.(a)	57,200	578,747
Komeri Co., Ltd.	13,837	361,547
Kyoto Kimono Yuzen Co., Ltd.	3,070	31,002
Nishimatsuya Chain Co., Ltd.	48,300	426,716
Pal Co., Ltd.	18,900	449,996
Right On Co., Ltd.	50,700	377,354
Sanrio Co., Ltd.(a)	67,300	1,955,125
Shimachu Co., Ltd.	15,064	359,704
T-Gaia Corp.	72,800	692,033
United Arrows Ltd.	13,929	561,670
VT Holdings Co., Ltd.	28,100	160,603
Xebio Co., Ltd.	30,789	603,897
Yellow Hat Ltd.	13,900	321,344

Total Specialty Retail		16,696,510

Technology Hardware, Storage & Peripherals - 0.9%
Elecom Co., Ltd.	3,000	78,091
Melco Holdings, Inc.	4,362	88,570
Riso Kagaku Corp.	20,096	569,921
Roland DG Corp.	7,200	258,349
Toshiba TEC Corp.	152,655	1,072,902
Wacom Co., Ltd.	131,100	746,702

Total Technology Hardware, Storage & Peripherals		2,814,535

Textiles, Apparel & Luxury Goods - 2.1%
Daidoh Ltd.	38,000	214,185
Descente Ltd.	42,153	377,819
Fujibo Holdings, Inc.(a)	132,000	368,748
Gunze Ltd.	136,834	393,057
Japan Vilene Co., Ltd.	54,000	304,368
Japan Wool Textile Co., Ltd. (The)	47,025	370,425
Kurabo Industries Ltd.	184,711	335,490
Onward Holdings Co., Ltd.(a)	185,433	1,330,732
Seiko Holdings Corp.	78,000	316,450
Seiren Co., Ltd.	47,911	414,294
TSI Holdings Co., Ltd.	68,700	474,705
Wacoal Holdings Corp.	117,000	1,270,421
Yondoshi Holdings, Inc.	14,400	296,941

Total Textiles, Apparel & Luxury Goods		6,467,635

Trading Companies & Distributors - 3.8%
Daiichi Jitsugyo Co., Ltd.	44,000	207,176
Emori Group Holdings Co., Ltd.	7,200	137,667
Hanwa Co., Ltd.	103,370	446,928
Inaba Denki Sangyo Co., Ltd.	32,194	1,085,262
Inabata & Co., Ltd.	68,141	640,346
Iwatani Corp.	173,166	1,227,315
Japan Pulp & Paper Co., Ltd.	81,578	272,182
Kamei Corp.	36,100	276,884
Kanamoto Co., Ltd.	10,428	415,349
Kanematsu Corp.	73,000	131,149
Kuroda Electric Co., Ltd.	26,165	403,433
MISUMI Group, Inc.	26,900	740,045
MonotaRO Co., Ltd.	3,600	99,502
Nagase & Co., Ltd.	86,053	1,112,773
Nippon Steel & Sumikin Bussan Corp.	136,000	526,252
Onoken Co., Ltd.(a)	15,300	172,626
Seika Corp.	84,000	224,708
Shinsho Corp.	113,000	271,053
Sojitz Corp.	840,000	1,484,231
Trusco Nakayama Corp.	21,700	545,365
Wakita & Co., Ltd.	13,800	176,953
Yamazen Corp.	80,506	610,321
Yuasa Trading Co., Ltd.	208,000	451,705

Total Trading Companies & Distributors		11,659,225

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.	20,100	596,224
Nissin Corp.	78,000	233,296
Sumitomo Warehouse Co., Ltd. (The)	124,538	710,557

Total Transportation Infrastructure		1,540,077

TOTAL COMMON STOCKS (Cost: $262,931,274)		304,888,640

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $584,277)	11,941	589,408

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.8%

United States - 7.8%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $24,108,074)(d)	24,108,074	24,108,074

TOTAL INVESTMENTS IN SECURITIES - 107.2% (Cost: $287,623,625)		329,586,122
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.2)%		(22,065,949)

NET ASSETS - 100.0%		$307,520,173

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $22,999,526 and the total market value of the collateral held by the Fund was $24,195,174. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $87,100.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.7%

South Korea - 100.7%

Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd.	1,360	$41,937

Air Freight & Logistics - 3.5%
Hyundai Glovis Co., Ltd.	1,069	284,736

Airlines - 1.7%
Korean Air Lines Co., Ltd.*	4,340	143,265

Auto Components - 8.6%
Halla Visteon Climate Control Corp.	3,050	138,061
Hyundai Mobis	1,258	353,105
Kumho Tire Co., Inc.*	5,660	65,450
Mando Corp.	438	54,977
Nexen Tire Corp.	5,770	88,107

Total Auto Components		699,700

Automobiles - 9.2%
Hyundai Motor Co.	1,655	375,393
Kia Motors Corp.	6,677	373,511

Total Automobiles		748,904

Building Products - 0.5%
LG Hausys Ltd.	195	37,292

Chemicals - 10.3%
Kumho Petro chemical Co., Ltd.	435	38,134
LG Chem Ltd.	1,571	459,593
Lotte Chemical Corp.	1,548	282,275
OCI Co., Ltd.*	197	33,489
SK Chemicals Co., Ltd.	438	27,922

Total Chemicals		841,413

Construction & Engineering - 6.4%
Daelim Industrial Co., Ltd.	3,110	259,116
Doosan Heavy Industries & Construction Co., Ltd.	410	14,203
Hyundai Engineering & Construction Co., Ltd.	4,069	231,641
KEPCO Engineering & Construction Co., Inc.	378	18,530

Total Construction & Engineering		523,490

Diversified Financial Services - 0.8%
Hankook Tire Worldwide Co., Ltd.	3,040	67,452

Electrical Equipment - 1.3%
LS Corp.	582	42,739
LS Industrial Systems Co., Ltd.	945	61,549

Total Electrical Equipment		104,288

Electronic Equipment, Instruments & Components - 5.0%
LG Display Co., Ltd.*	2,990	93,973
Samsung Electro-Mechanics Co., Ltd.	4,245	244,597
Samsung SDI Co., Ltd.	427	68,368

Total Electronic Equipment, Instruments & Components		406,938

Food Products - 2.8%
CJ CheilJedang Corp.	495	168,539
Daesang Corp.	1,300	59,038

Total Food Products		227,577

Industrial Conglomerates - 3.7%
SK Holdings Co., Ltd.	1,656	298,695

Machinery - 2.5%
Hyundai Heavy Industries Co., Ltd.	1,193	208,698

Media - 0.5%
Cheil Worldwide, Inc.*	1,820	41,012

Metals & Mining - 10.1%
Hyundai Steel Co.	5,718	420,458
POSCO	1,335	401,107

Total Metals & Mining		821,565

Oil, Gas & Consumable Fuels - 4.5%
S-Oil Corp.	3,375	189,798
SK Innovation Co., Ltd.	1,614	180,255

Total Oil, Gas & Consumable Fuels		370,053

Pharmaceuticals - 1.7%
Celltrion, Inc.*	3,081	141,748

Semiconductors & Semiconductor Equipment - 16.8%
Samsung Electronics Co., Ltd.	669	874,104
SK Hynix, Inc.*	10,342	496,248

Total Semiconductors & Semiconductor Equipment		1,370,352

Software - 1.1%
NCSoft Corp.	487	87,841

Textiles, Apparel & Luxury Goods - 0.5%
Youngone Corp.	850	38,182

Tobacco - 5.1%
KT&G Corp.	4,742	419,459

Trading Companies & Distributors - 3.6%
Daewoo International Corp.	840	30,385
iMarketKorea, Inc.	730	26,731
LG International Corp.	4,120	117,069
Samsung C&T Corp.	1,663	122,613

Total Trading Companies & Distributors		296,798

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $7,634,564)		8,221,395
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(57,432)

NET ASSETS - 100.0%		$8,163,963

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.8%
Boeing Co. (The)	60,073	$7,643,088
General Dynamics Corp.	46,626	5,434,260
Honeywell International, Inc.	88,319	8,209,251
Lockheed Martin Corp.	65,709	10,561,408
Northrop Grumman Corp.	27,107	3,242,810
Precision Castparts Corp.	398	100,455
Raytheon Co.	44,017	4,060,568
United Technologies Corp.	108,886	12,570,889

Total Aerospace & Defense		51,822,729

Air Freight & Logistics - 0.6%
FedEx Corp.	7,560	1,144,433
United Parcel Service, Inc. Class B	95,345	9,788,118

Total Air Freight & Logistics		10,932,551

Airlines - 0.1%
Delta Air Lines, Inc.	40,518	1,568,857
Southwest Airlines Co.	31,967	858,634

Total Airlines		2,427,491

Auto Components - 0.2%
BorgWarner, Inc.(a)	10,895	710,245
Johnson Controls, Inc.	56,757	2,833,877

Total Auto Components		3,544,122

Automobiles - 0.6%
Ford Motor Co.	549,330	9,470,449
Harley-Davidson, Inc.	14,462	1,010,171

Total Automobiles		10,480,620

Banks - 5.6%
Bank of America Corp.	151,015	2,321,101
BB&T Corp.	97,775	3,855,268
CIT Group, Inc.	8,438	386,123
Citigroup, Inc.	12,929	608,956
Fifth Third Bancorp	114,266	2,439,579
JPMorgan Chase & Co.	552,296	31,823,296
KeyCorp	79,525	1,139,593
M&T Bank Corp.(a)	17,629	2,186,877
PNC Financial Services Group, Inc. (The)	68,314	6,083,362
Regions Financial Corp.	93,210	989,890
SunTrust Banks, Inc.	32,565	1,304,554
U.S. Bancorp	230,467	9,983,830
Wells Fargo & Co.	776,133	40,793,551

Total Banks		103,915,980

Beverages - 2.8%
Coca-Cola Co. (The)	683,928	28,971,190
Coca-Cola Enterprises, Inc.	27,123	1,295,937
PepsiCo, Inc.	235,500	21,039,570

Total Beverages		51,306,697

Biotechnology - 0.4%
Amgen, Inc.	69,066	8,175,342

Capital Markets - 1.7%
Ameriprise Financial, Inc.	20,213	2,425,560
Bank of New York Mellon Corp. (The)	112,118	4,202,183
BlackRock, Inc.	20,095	6,422,362
Charles Schwab Corp. (The)	67,407	1,815,270
Franklin Resources, Inc.	24,856	1,437,671
Goldman Sachs Group, Inc. (The)	31,799	5,324,425
Morgan Stanley	68,948	2,229,089
Northern Trust Corp.	27,540	1,768,343
State Street Corp.	35,607	2,394,927
T. Rowe Price Group, Inc.(a)	26,376	2,226,398
TD Ameritrade Holding Corp.	48,640	1,524,864

Total Capital Markets		31,771,092

Chemicals - 2.4%
Air Products & Chemicals, Inc.	30,656	3,942,975
CF Industries Holdings, Inc.	5,449	1,310,648
Dow Chemical Co. (The)	197,604	10,168,702
E.I. du Pont de Nemours & Co.	148,498	9,717,709
Eastman Chemical Co.	13,570	1,185,339
Ecolab, Inc.	14,739	1,641,040
FMC Corp.	5,416	385,565
Monsanto Co.	43,808	5,464,610
Mosaic Co. (The)	36,280	1,794,046
PPG Industries, Inc.	10,404	2,186,401
Praxair, Inc.	30,934	4,109,272
Sherwin-Williams Co. (The)	6,176	1,277,876
Sigma-Aldrich Corp.(a)	6,762	686,208

Total Chemicals		43,870,391

Commercial Services & Supplies - 0.3%
Republic Services, Inc.	62,352	2,367,506
Waste Management, Inc.	86,125	3,852,371

Total Commercial Services & Supplies		6,219,877

Communications Equipment - 2.2%
Cisco Systems, Inc.	959,544	23,844,668
Motorola Solutions, Inc.	27,005	1,797,723
QUALCOMM, Inc.	178,884	14,167,613

Total Communications Equipment		39,810,004

Construction & Engineering - 0.0%
Fluor Corp.	7,470	574,443

Consumer Finance - 0.7%
American Express Co.	63,565	6,030,412
Capital One Financial Corp.	52,866	4,366,732
Discover Financial Services	38,198	2,367,512
SLM Corp.	55,843	464,055

Total Consumer Finance		13,228,711

Distributors - 0.1%
Genuine Parts Co.	22,423	1,968,739

Diversified Financial Services - 0.4%
CME Group, Inc.(a)	39,810	2,824,519
Leucadia National Corp.	17,462	457,854
McGraw Hill Financial, Inc.	22,631	1,879,052
Moody’s Corp.(a)	15,714	1,377,489

Total Diversified Financial Services		6,538,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2014

Investments	Shares	Value
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	1,528,060	$54,032,201
CenturyLink, Inc.(a)	220,980	7,999,476
Verizon Communications, Inc.	692,388	33,878,545

Total Diversified Telecommunication Services		95,910,222

Electric Utilities - 3.8%
American Electric Power Co., Inc.	115,107	6,419,517
Duke Energy Corp.	173,755	12,890,883
Edison International	52,368	3,043,105
Entergy Corp.	52,230	4,287,561
Exelon Corp.(a)	211,966	7,732,520
FirstEnergy Corp.	157,085	5,453,991
NextEra Energy, Inc.	74,754	7,660,790
Northeast Utilities	60,553	2,862,340
PPL Corp.	171,137	6,080,498
Southern Co. (The)(a)	242,538	11,006,374
Xcel Energy, Inc.(a)	107,764	3,473,234

Total Electric Utilities		70,910,813

Electrical Equipment - 0.5%
AMETEK, Inc.	6,363	332,658
Emerson Electric Co.	99,964	6,633,611
Rockwell Automation, Inc.	15,937	1,994,675

Total Electrical Equipment		8,960,944

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	7,917	762,724
Corning, Inc.	184,249	4,044,265

Total Electronic Equipment, Instruments & Components		4,806,989

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	27,404	2,040,228
Halliburton Co.	55,918	3,970,737
National Oilwell Varco, Inc.	31,019	2,554,415

Total Energy Equipment & Services		8,565,380

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	25,138	2,894,892
CVS Caremark Corp.	84,641	6,379,392
Kroger Co. (The)	47,589	2,352,324
Sysco Corp.	99,066	3,710,022
Wal-Mart Stores, Inc.	432,103	32,437,972
Walgreen Co.	115,273	8,545,188
Whole Foods Market, Inc.(a)	16,311	630,094

Total Food & Staples Retailing		56,949,884

Food Products - 2.0%
Archer-Daniels-Midland Co.	64,403	2,840,816
Campbell Soup Co.(a)	49,687	2,276,161
ConAgra Foods, Inc.	72,910	2,163,969
General Mills, Inc.	106,649	5,603,338
Hershey Co. (The)	18,600	1,811,082
Hormel Foods Corp.(a)	22,233	1,097,199
J.M. Smucker Co. (The)	13,246	1,411,626
Kellogg Co.	60,484	3,973,799
Kraft Foods Group, Inc.	130,103	7,799,675
Mead Johnson Nutrition Co.	18,440	1,718,055
Mondelez International, Inc. Class A	156,738	5,894,916

Total Food Products		36,590,636

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	197,983	8,097,505
Baxter International, Inc.	86,760	6,272,748
Becton, Dickinson and Co.	19,647	2,324,240
C.R. Bard, Inc.	2,732	390,703
Medtronic, Inc.	107,043	6,825,062
St. Jude Medical, Inc.	26,928	1,864,764
Stryker Corp.	29,573	2,493,595
Zimmer Holdings, Inc.	8,143	845,732

Total Health Care Equipment & Supplies		29,114,349

Health Care Providers & Services - 1.0%
Aetna, Inc.	24,186	1,961,001
AmerisourceBergen Corp.	17,334	1,259,488
Cardinal Health, Inc.	34,423	2,360,041
Cigna Corp.	770	70,817
Humana, Inc.	9,280	1,185,241
McKesson Corp.	7,628	1,420,410
UnitedHealth Group, Inc.	85,613	6,998,863
WellPoint, Inc.	27,477	2,956,800

Total Health Care Providers & Services		18,212,661

Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	81,126	6,183,424
Marriott International, Inc. Class A(a)	23,380	1,498,658
McDonald’s Corp.	186,210	18,758,795
Starbucks Corp.	55,513	4,295,596
Starwood Hotels & Resorts Worldwide, Inc.	18,364	1,484,179
Wynn Resorts Ltd.(a)	11,843	2,458,133
Yum! Brands, Inc.	49,777	4,041,892

Total Hotels, Restaurants & Leisure		38,720,677

Household Durables - 0.1%
Whirlpool Corp.	6,987	972,730

Household Products - 2.8%
Clorox Co. (The)(a)	21,628	1,976,799
Colgate-Palmolive Co.	107,622	7,337,668
Kimberly-Clark Corp.	65,133	7,244,092
Procter & Gamble Co. (The)	439,127	34,510,991

Total Household Products		51,069,550

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp.	57,381	892,275

Industrial Conglomerates - 2.8%
3M Co.	69,882	10,009,898
Danaher Corp.	5,055	397,980
General Electric Co.	1,546,133	40,632,375
Roper Industries, Inc.(a)	2,497	364,587

Total Industrial Conglomerates		51,404,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2014

Investments	Shares	Value
Insurance - 2.1%
Aflac, Inc.	57,147	$3,557,401
Allstate Corp. (The)	47,637	2,797,245
American International Group, Inc.	65,670	3,584,269
Chubb Corp. (The)(a)	26,331	2,426,928
CNA Financial Corp.	28,470	1,150,757
Hartford Financial Services Group, Inc. (The)	41,481	1,485,435
Lincoln National Corp.	17,501	900,251
Loews Corp.	11,993	527,812
Marsh & McLennan Cos., Inc.(a)	63,101	3,269,894
MetLife, Inc.	130,574	7,254,691
Principal Financial Group, Inc.	35,121	1,772,908
Progressive Corp. (The)	36,079	914,963
Prudential Financial, Inc.	59,706	5,300,102
Travelers Cos., Inc. (The)(a)	45,565	4,286,300

Total Insurance		39,228,956

IT Services - 2.2%
Automatic Data Processing, Inc.	64,630	5,123,866
Fidelity National Information Services, Inc.	27,301	1,494,457
International Business Machines Corp.	127,467	23,105,943
MasterCard, Inc. Class A	18,956	1,392,697
Paychex, Inc.	65,205	2,709,920
Visa, Inc. Class A(a)	21,157	4,457,992
Xerox Corp.	134,976	1,679,101

Total IT Services		39,963,976

Leisure Products - 0.1%
Mattel, Inc.	58,471	2,278,615

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	15,170	871,365
Thermo Fisher Scientific, Inc.	11,397	1,344,846

Total Life Sciences Tools & Services		2,216,211

Machinery - 1.6%
Caterpillar, Inc.	96,263	10,460,900
Cummins, Inc.	18,921	2,919,321
Deere & Co.(a)	47,909	4,338,160
Dover Corp.	15,414	1,401,903
Flowserve Corp.	5,582	415,022
Illinois Tool Works, Inc.	50,777	4,446,034
PACCAR, Inc.	27,159	1,706,400
Parker Hannifin Corp.	12,164	1,529,380
Stanley Black & Decker, Inc.	21,262	1,867,229

Total Machinery		29,084,349

Media - 2.2%
CBS Corp. Class B Non-Voting Shares(a)	25,198	1,565,804
Comcast Corp. Class A	182,502	9,796,707
Comcast Corp. Special Class A	41,935	2,236,394
Omnicom Group, Inc.	32,099	2,286,091
Time Warner Cable, Inc.	30,165	4,443,305
Time Warner, Inc.	85,304	5,992,606
Twenty-First Century Fox, Inc. Class A	60,771	2,136,101
Twenty-First Century Fox, Inc. Class B	33,519	1,147,355
Viacom, Inc. Class B	34,051	2,953,243
Walt Disney Co. (The)	103,841	8,903,327

Total Media		41,460,933

Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	202,303	7,384,060
Newmont Mining Corp.	93,441	2,377,139
Nucor Corp.	49,977	2,461,367
Southern Copper Corp.(a)	85,200	2,587,524

Total Metals & Mining		14,810,090

Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	85,248	2,177,234
Consolidated Edison, Inc.(a)	71,373	4,121,077
Dominion Resources, Inc.	111,193	7,952,523
DTE Energy Co.(a)	38,445	2,993,712
NiSource, Inc.	53,021	2,085,846
PG&E Corp.(a)	109,539	5,260,063
Public Service Enterprise Group, Inc.	124,363	5,072,767
Sempra Energy	38,391	4,019,922

Total Multi-Utilities		33,683,144

Multiline Retail - 0.6%
Kohl’s Corp.(a)	30,670	1,615,696
Macy’s, Inc.	39,832	2,311,053
Nordstrom, Inc.	20,878	1,418,242
Target Corp.	93,550	5,421,222

Total Multiline Retail		10,766,213

Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	24,688	2,702,595
Apache Corp.	20,364	2,049,026
Cabot Oil & Gas Corp.(a)	5,049	172,373
Chesapeake Energy Corp.	48,639	1,511,700
Chevron Corp.	349,215	45,590,018
ConocoPhillips	268,372	23,007,532
Devon Energy Corp.	33,082	2,626,711
EOG Resources, Inc.	14,008	1,636,975
EQT Corp.	1,503	160,671
Exxon Mobil Corp.	610,267	61,441,682
Hess Corp.	22,690	2,243,814
Kinder Morgan, Inc.	272,781	9,891,039
Marathon Oil Corp.	83,735	3,342,701
Marathon Petroleum Corp.	32,054	2,502,456
Murphy Oil Corp.(a)	20,730	1,378,130
Noble Energy, Inc.	16,464	1,275,301
Occidental Petroleum Corp.	122,851	12,608,198
ONEOK, Inc.	29,093	1,980,651
Phillips 66	69,335	5,576,614
Pioneer Natural Resources Co.	338	77,676
Range Resources Corp.	2,156	187,464
Spectra Energy Corp.	134,231	5,702,133
Valero Energy Corp.	55,650	2,788,065
Williams Cos., Inc. (The)	149,720	8,715,201

Total Oil, Gas & Consumable Fuels		199,168,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2014

Investments	Shares	Value
Paper & Forest Products - 0.2%
International Paper Co.	68,189	$3,441,499

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,122	1,048,700

Pharmaceuticals - 8.4%
AbbVie, Inc.	259,001	14,618,016
Allergan, Inc.	3,708	627,468
Bristol-Myers Squibb Co.	243,450	11,809,759
Eli Lilly & Co.	240,483	14,950,828
Johnson & Johnson	443,811	46,431,507
Merck & Co., Inc.	566,906	32,795,512
Pfizer, Inc.	1,141,414	33,877,168
Zoetis, Inc.	21,622	697,742

Total Pharmaceuticals		155,808,000

Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	30,921	2,782,272
AvalonBay Communities, Inc.	25,236	3,588,307
Boston Properties, Inc.	21,161	2,500,807
Crown Castle International Corp.	36,682	2,724,005
Equity Residential	59,858	3,771,054
General Growth Properties, Inc.	136,445	3,214,644
HCP, Inc.	142,036	5,877,450
Health Care REIT, Inc.	88,365	5,537,835
Host Hotels & Resorts, Inc.	105,440	2,320,734
Prologis, Inc.	82,463	3,388,405
Public Storage	34,645	5,936,421
Simon Property Group, Inc.	53,433	8,884,839
Ventas, Inc.	74,652	4,785,193
Vornado Realty Trust	33,414	3,566,276
Weyerhaeuser Co.(a)	89,281	2,954,308

Total Real Estate Investment Trusts (REITs)		61,832,550

Road & Rail - 1.0%
CSX Corp.	120,633	3,716,703
Kansas City Southern(a)	4,377	470,571
Norfolk Southern Corp.	39,361	4,055,364
Union Pacific Corp.	98,202	9,795,649

Total Road & Rail		18,038,287

Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	32,895	1,143,430
Analog Devices, Inc.	46,609	2,520,149
Applied Materials, Inc.	156,657	3,532,615
Broadcom Corp. Class A	42,640	1,582,797
Intel Corp.	981,927	30,341,544
KLA-Tencor Corp.(a)	26,381	1,916,316
Texas Instruments, Inc.	167,337	7,997,035
Xilinx, Inc.	31,894	1,508,905

Total Semiconductors & Semiconductor Equipment		50,542,791

Software - 4.3%
Activision Blizzard, Inc.	43,752	975,670
CA, Inc.	77,064	2,214,819
Intuit, Inc.	16,215	1,305,794
Microsoft Corp.	1,412,681	58,908,798
Oracle Corp.	349,480	14,164,424
Symantec Corp.	96,301	2,205,293

Total Software		79,774,798

Specialty Retail - 1.5%
Best Buy Co., Inc.	29,607	918,113
Gap, Inc. (The)(a)	52,921	2,199,926
Home Depot, Inc. (The)	153,345	12,414,811
L Brands, Inc.	30,661	1,798,574
Lowe’s Cos., Inc.	86,748	4,163,037
Ross Stores, Inc.	11,097	733,845
Staples, Inc.(a)	111,998	1,214,058
Tiffany & Co.(a)	10,172	1,019,743
TJX Cos., Inc. (The)	36,620	1,946,353
Tractor Supply Co.(a)	5,197	313,899

Total Specialty Retail		26,722,359

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	770,907	71,640,388
EMC Corp.	193,847	5,105,930
Hewlett-Packard Co.	227,318	7,656,070
NetApp, Inc.	27,269	995,864
SanDisk Corp.	15,820	1,652,083
Western Digital Corp.	19,358	1,786,743

Total Technology Hardware, Storage & Peripherals		88,837,078

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.(a)	37,159	1,270,466
NIKE, Inc. Class B	42,477	3,294,091
PVH Corp.	464	54,103
Ralph Lauren Corp.	3,133	503,442
VF Corp.	42,818	2,697,534

Total Textiles, Apparel & Luxury Goods		7,819,636

Tobacco - 3.8%
Altria Group, Inc.	555,257	23,287,479
Lorillard, Inc.	89,730	5,470,838
Philip Morris International, Inc.	388,875	32,786,051
Reynolds American, Inc.	153,772	9,280,140

Total Tobacco		70,824,508

Trading Companies & Distributors - 0.2%
Fastenal Co.	33,836	1,674,543
W.W. Grainger, Inc.	5,625	1,430,269

Total Trading Companies & Distributors		3,104,812

TOTAL COMMON STOCKS (Cost: $1,471,819,440)		1,840,125,884

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Total Dividend Fund(b) (Cost: $1,129,734)	16,242	1,161,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $64,767,267)(d)	64,767,267	$64,767,267

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $1,537,716,441)		1,906,055,104
Liabilities in Excess of Cash and Other Assets - (3.4)%		(61,853,852)

NET ASSETS - 100.0%		$1,844,201,252

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $65,347,958 and the total market value of the collateral held by the Fund was $66,782,015. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,014,748.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 7.3%
Alliant Techsystems, Inc.	275	$36,828
B/E Aerospace, Inc.*(a)	510	47,170
Boeing Co. (The)(a)	4,332	551,160
Curtiss-Wright Corp.	238	15,603
Esterline Technologies Corp.*(a)	189	21,758
Exelis, Inc.	2,198	37,322
General Dynamics Corp.(a)	2,553	297,552
Hexcel Corp.*(a)	470	19,223
Huntington Ingalls Industries, Inc.	249	23,553
L-3 Communications Holdings, Inc.	717	86,578
Lockheed Martin Corp.(a)	2,293	368,554
Moog, Inc. Class A*(a)	326	23,762
Northrop Grumman Corp.(a)	1,799	215,214
Raytheon Co.	2,180	201,105
Teledyne Technologies, Inc.*(a)	216	20,989
Textron, Inc.	1,433	54,870

Total Aerospace & Defense		2,021,241

Air Freight & Logistics - 1.0%
FedEx Corp.	1,851	280,204

Airlines - 1.1%
Alaska Air Group, Inc.	382	36,309
JetBlue Airways Corp.*(a)	2,185	23,707
Southwest Airlines Co.	3,936	105,721
Spirit Airlines, Inc.*	343	21,691
United Continental Holdings, Inc.*(a)	2,810	115,407

Total Airlines		302,835

Auto Components - 1.8%
Federal-Mogul Holdings Corp.*(a)	657	13,291
Gentex Corp.(a)	833	24,232
Johnson Controls, Inc.(a)	3,762	187,837
Lear Corp.	679	60,648
Tenneco, Inc.*	471	30,945
TRW Automotive Holdings Corp.*(a)	1,447	129,535
Visteon Corp.*(a)	384	37,252

Total Auto Components		483,740

Automobiles - 4.9%
Ford Motor Co.(a)	48,828	841,795
General Motors Co.(a)	13,512	490,486
Thor Industries, Inc.(a)	282	16,037

Total Automobiles		1,348,318

Banks - 13.4%
BancorpSouth, Inc.(a)	190	4,668
Bank of America Corp.	38,865	597,355
BB&T Corp.(a)	1,595	62,891
Citigroup, Inc.	11,537	543,393
Comerica, Inc.(a)	429	21,519
Fifth Third Bancorp(a)	2,709	57,837
Huntington Bancshares, Inc.	2,425	23,135
Iberiabank Corp.(a)	64	4,428
JPMorgan Chase & Co.	19,950	1,149,519
KeyCorp	2,512	35,997
PNC Financial Services Group, Inc. (The)(a)	1,934	172,223
Popular, Inc.*	246	8,408
PrivateBancorp, Inc.	169	4,911
Regions Financial Corp.(a)	4,470	47,471
SunTrust Banks, Inc.	1,343	53,801
SVB Financial Group*	75	8,747
Umpqua Holdings Corp.	220	3,942
Wells Fargo & Co.	16,854	885,846
Western Alliance Bancorp*	194	4,617
Wintrust Financial Corp.(a)	108	4,968

Total Banks		3,695,676

Beverages - 0.3%
Constellation Brands, Inc. Class A*	837	73,765

Capital Markets - 2.6%
Ameriprise Financial, Inc.(a)	521	62,520
Bank of New York Mellon Corp. (The)(a)	2,517	94,337
E*TRADE Financial Corp.*(a)	486	10,332
Goldman Sachs Group, Inc. (The)(a)	1,910	319,810
Legg Mason, Inc.(a)	238	12,212
LPL Financial Holdings, Inc.(a)	197	9,799
Morgan Stanley(a)	5,478	177,104
Raymond James Financial, Inc.(a)	357	18,111
Stifel Financial Corp.*(a)	241	11,411

Total Capital Markets		715,636

Chemicals - 5.3%
Ashland, Inc.	980	106,565
Cabot Corp.(a)	424	24,588
Celanese Corp. Series A	1,031	66,273
CF Industries Holdings, Inc.	682	164,041
Cytec Industries, Inc.	247	26,039
Dow Chemical Co. (The)(a)	5,067	260,748
E.I. du Pont de Nemours & Co.(a)	5,466	357,695
Eastman Chemical Co.	1,492	130,326
H.B. Fuller Co.(a)	339	16,306
Huntsman Corp.(a)	1,591	44,707
Minerals Technologies, Inc.(a)	146	9,575
Olin Corp.(a)	659	17,740
PolyOne Corp.(a)	529	22,292
PPG Industries, Inc.(a)	747	156,982
RPM International, Inc.(a)	791	36,528
Sensient Technologies Corp.(a)	290	16,159

Total Chemicals		1,456,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2014

Investments	Shares	Value
Commercial Services & Supplies - 0.4%
Cintas Corp.(a)	645	$40,983
KAR Auction Services, Inc.	284	9,051
R.R. Donnelley & Sons Co.(a)	2,890	49,015
UniFirst Corp.	137	14,522

Total Commercial Services & Supplies		113,571

Communications Equipment - 0.7%
ARRIS Group, Inc.*	547	17,794
Brocade Communications Systems, Inc.	2,891	26,597
Finisar Corp.*(a)	383	7,564
Harris Corp.(a)	964	73,023
Juniper Networks, Inc.*	2,130	52,270
Ubiquiti Networks, Inc.*(a)	361	16,314

Total Communications Equipment		193,562

Construction & Engineering - 0.7%
Fluor Corp.(a)	890	68,441
Jacobs Engineering Group, Inc.*	723	38,521
MasTec, Inc.*(a)	421	12,975
Quanta Services, Inc.*(a)	1,209	41,807
URS Corp.	563	25,814

Total Construction & Engineering		187,558

Consumer Finance - 0.9%
Capital One Financial Corp.(a)	2,397	197,992
Navient Corp.(a)	2,204	39,033
SLM Corp.(a)	2,204	18,315

Total Consumer Finance		255,340

Containers & Packaging - 1.2%
Avery Dennison Corp.(a)	603	30,904
Graphic Packaging Holding Co.*	2,044	23,915
Owens-Illinois, Inc.*(a)	1,553	53,796
Packaging Corp. of America	827	59,122
Rock-Tenn Co. Class A	891	94,081
Sealed Air Corp.(a)	872	29,796
Sonoco Products Co.	620	27,236

Total Containers & Packaging		318,850

Diversified Consumer Services - 0.4%
Apollo Education Group, Inc.*	1,662	51,937
DeVry Education Group, Inc.	493	20,874
Graham Holdings Co. Class B(a)	32	22,980
Grand Canyon Education, Inc.*	200	9,194

Total Diversified Consumer Services		104,985

Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B*(a)	6,193	783,786

Diversified Telecommunication Services - 0.1%
Frontier Communications Corp.(a)	5,958	34,795

Electric Utilities - 0.6%
Entergy Corp.(a)	1,523	125,023
Great Plains Energy, Inc.(a)	971	26,091
PNM Resources, Inc.(a)	401	11,761
UNS Energy Corp.(a)	225	13,592

Total Electric Utilities		176,467

Electrical Equipment - 0.3%
Acuity Brands, Inc.(a)	138	19,079
Babcock & Wilcox Co. (The)(a)	1,305	42,360
EnerSys	373	25,659

Total Electrical Equipment		87,098

Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc.(a)	220	22,015
Arrow Electronics, Inc.*(a)	922	55,698
Avnet, Inc.(a)	1,364	60,439
Belden, Inc.	193	15,085
Corning, Inc.(a)	10,655	233,877
Ingram Micro, Inc. Class A*	1,238	36,162
Jabil Circuit, Inc.(a)	2,769	57,872
SYNNEX Corp.*(a)	230	16,756
Tech Data Corp.*(a)	271	16,943
Vishay Intertechnology, Inc.(a)	909	14,080

Total Electronic Equipment, Instruments & Components		528,927

Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	2,075	154,484
Halliburton Co.	5,588	396,804
Helmerich & Payne, Inc.(a)	731	84,876
Patterson-UTI Energy, Inc.	646	22,571
Superior Energy Services, Inc.(a)	1,068	38,598
Unit Corp.*	301	20,718

Total Energy Equipment & Services		718,051

Food & Staples Retailing - 4.0%
Casey’s General Stores, Inc.(a)	212	14,902
CVS Caremark Corp.(a)	6,650	501,211
Kroger Co. (The)	3,728	184,275
Safeway, Inc.(a)	830	28,502
United Natural Foods, Inc.*(a)	192	12,499
Walgreen Co.	4,770	353,600

Total Food & Staples Retailing		1,094,989

Food Products - 1.6%
Archer-Daniels-Midland Co.	3,634	160,296
Hain Celestial Group, Inc. (The)*	195	17,304
Keurig Green Mountain, Inc.(a)	578	72,025
Pilgrim’s Pride Corp.*(a)	2,804	76,717
Pinnacle Foods, Inc.	601	19,773
Tyson Foods, Inc. Class A(a)	2,337	87,731
WhiteWave Foods Co. (The)*	519	16,800

Total Food Products		450,646

Gas Utilities - 0.3%
AGL Resources, Inc.(a)	648	35,659
UGI Corp.	781	39,441

Total Gas Utilities		75,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2014

Investments	Shares	Value
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.*(a)	5,922	$75,624
St. Jude Medical, Inc.(a)	2,195	152,004

Total Health Care Equipment & Supplies		227,628

Health Care Providers & Services - 9.4%
Aetna, Inc.(a)	3,394	275,185
Cardinal Health, Inc.(a)	2,145	147,061
Centene Corp.*(a)	293	22,154
Cigna Corp.(a)	3,393	312,054
Express Scripts Holding Co.*(a)	3,945	273,507
Health Net, Inc.*	555	23,055
Henry Schein, Inc.*(a)	423	50,197
Humana, Inc.(a)	1,197	152,881
LifePoint Hospitals, Inc.*	283	17,574
McKesson Corp.	1,046	194,776
Omnicare, Inc.(a)	672	44,735
Owens & Minor, Inc.(a)	378	12,844
UnitedHealth Group, Inc.(a)	7,629	623,671
Universal Health Services, Inc. Class B(a)	739	70,767
VCA, Inc.*	487	17,089
WellCare Health Plans, Inc.*(a)	405	30,237
WellPoint, Inc.(a)	3,137	337,573

Total Health Care Providers & Services		2,605,360

Hotels, Restaurants & Leisure - 0.2%
Bloomin’ Brands, Inc.*	859	19,267
Buffalo Wild Wings, Inc.*(a)	53	8,783
Jack in the Box, Inc.(a)	176	10,532
Wendy’s Co. (The)(a)	1,838	15,678

Total Hotels, Restaurants & Leisure		54,260

Household Durables - 0.9%
Harman International Industries, Inc.	295	31,692
Jarden Corp.*(a)	724	42,970
Mohawk Industries, Inc.*(a)	412	56,996
Whirlpool Corp.	796	110,819

Total Household Durables		242,477

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	331	28,476

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.(a)	6,142	95,508

Insurance - 4.6%
Aflac, Inc.	2,025	126,056
Allstate Corp. (The)	2,368	139,049
American Financial Group, Inc.	336	20,012
American International Group, Inc.(a)	6,926	378,021
Assurant, Inc.	331	21,697
CNA Financial Corp.	885	35,772
CNO Financial Group, Inc.	1,518	27,020
First American Financial Corp.(a)	300	8,337
Genworth Financial, Inc. Class A*(a)	1,486	25,856
Hanover Insurance Group, Inc. (The)	185	11,683
Hartford Financial Services Group, Inc. (The)(a)	2,486	89,024
Kemper Corp.	224	8,257
Lincoln National Corp.(a)	1,056	54,321
MBIA, Inc.*	685	7,562
Mercury General Corp.	103	4,845
MetLife, Inc.(a)	2,873	159,624
Primerica, Inc.	167	7,991
Principal Financial Group, Inc.	788	39,778
Protective Life Corp.	320	22,185
Reinsurance Group of America, Inc.	184	14,518
StanCorp Financial Group, Inc.	147	9,408
Symetra Financial Corp.	431	9,801
Torchmark Corp.(a)	279	22,856
Unum Group(a)	1,013	35,212

Total Insurance		1,278,885

Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. Class A*	1,951	57,281

Internet Software & Services - 0.1%
IAC/InterActiveCorp	432	29,907

IT Services - 1.8%
Acxiom Corp.*(a)	258	5,596
Booz Allen Hamilton Holding Corp.	1,175	24,957
Broadridge Financial Solutions, Inc.	832	34,644
Computer Sciences Corp.(a)	1,572	99,350
Convergys Corp.(a)	434	9,305
DST Systems, Inc.(a)	398	36,684
Euronet Worldwide, Inc.*(a)	221	10,661
Fidelity National Information Services, Inc.	1,453	79,537
Global Payments, Inc.(a)	423	30,816
Leidos Holdings, Inc.(a)	427	16,371
Xerox Corp.(a)	11,892	147,937

Total IT Services		495,858

Leisure Products - 0.3%
Brunswick Corp.(a)	2,100	88,473

Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc.	539	25,247
Thermo Fisher Scientific, Inc.	1,395	164,610

Total Life Sciences Tools & Services		189,857

Machinery - 2.5%
AGCO Corp.(a)	1,156	64,990
Barnes Group, Inc.	247	9,519
Colfax Corp.*(a)	335	24,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2014

Investments	Shares	Value
ITT Corp.(a)	1,399	$67,292
Manitowoc Co., Inc. (The)	570	18,730
Middleby Corp. (The)*(a)	225	18,612
Oshkosh Corp.	642	35,650
PACCAR, Inc.(a)	1,962	123,273
Parker Hannifin Corp.	743	93,417
Snap-on, Inc.(a)	344	40,771
SPX Corp.(a)	257	27,810
Terex Corp.(a)	722	29,674
Trinity Industries, Inc.(a)	1,166	50,978
WABCO Holdings, Inc.*(a)	414	44,224
Xylem, Inc.(a)	1,013	39,588

Total Machinery		689,499

Media - 1.4%
Gannett Co., Inc.	2,313	72,420
Interpublic Group of Cos., Inc. (The)	2,425	47,312
John Wiley & Sons, Inc. Class A	395	23,933
Time Warner Cable, Inc.	1,669	245,844

Total Media		389,509

Metals & Mining - 0.5%
Alcoa, Inc.(a)	1,827	27,204
Carpenter Technology Corp.(a)	244	15,433
Cliffs Natural Resources, Inc.(a)	3,138	47,227
Commercial Metals Co.	319	5,522
Steel Dynamics, Inc.(a)	1,120	20,104
Worthington Industries, Inc.	459	19,755

Total Metals & Mining		135,245

Multi-Utilities - 0.2%
Black Hills Corp.(a)	211	12,954
MDU Resources Group, Inc.	842	29,554

Total Multi-Utilities		42,508

Multiline Retail - 1.1%
Dillard’s, Inc. Class A(a)	377	43,962
Kohl’s Corp.(a)	1,767	93,086
Macy’s, Inc.	2,869	166,459

Total Multiline Retail		303,507

Oil, Gas & Consumable Fuels - 7.9%
ConocoPhillips(a)	10,955	939,172
Energen Corp.	242	21,509
Hess Corp.(a)	4,893	483,869
Phillips 66(a)	5,103	410,434
Stone Energy Corp.*	369	17,266
Valero Energy Corp.	5,030	252,003
Western Refining, Inc.(a)	911	34,208
World Fuel Services Corp.(a)	501	24,664

Total Oil, Gas & Consumable Fuels		2,183,125

Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A(a)	495	36,610

Pharmaceuticals - 0.8%
Hospira, Inc.*	1,042	53,527
Mylan, Inc.*	2,276	117,351
Questcor Pharmaceuticals, Inc.(a)	425	39,308

Total Pharmaceuticals		210,186

Professional Services - 0.3%
Manpowergroup, Inc.	541	45,904
On Assignment, Inc.*	212	7,541
Towers Watson & Co. Class A(a)	373	38,878

Total Professional Services		92,323

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	99	12,513

Road & Rail - 0.6%
AMERCO(a)	149	43,323
Avis Budget Group, Inc.*	674	40,231
Con-way, Inc.	244	12,300
Old Dominion Freight Line, Inc.*(a)	390	24,835
Ryder System, Inc.	340	29,951
Swift Transportation Co.*(a)	741	18,696

Total Road & Rail		169,336

Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.(a)	5,027	113,359
First Solar, Inc.*(a)	720	51,163
Lam Research Corp.(a)	831	56,159
NVIDIA Corp.(a)	2,792	51,763
Skyworks Solutions, Inc.(a)	954	44,800
Synaptics, Inc.*(a)	242	21,935

Total Semiconductors & Semiconductor Equipment		339,179

Software - 0.5%
Activision Blizzard, Inc.	5,728	127,734

Specialty Retail - 2.2%
Advance Auto Parts, Inc.(a)	394	53,159
AutoNation, Inc.*(a)	775	46,252
Best Buy Co., Inc.(a)	2,676	82,983
Foot Locker, Inc.	1,052	53,357
GameStop Corp. Class A(a)	952	38,527
Guess?, Inc.(a)	632	17,064
Lowe’s Cos., Inc.	5,282	253,483
Men’s Wearhouse, Inc. (The)(a)	270	15,066
Penske Automotive Group, Inc.	640	31,680
Restoration Hardware Holdings, Inc.*(a)	140	13,027

Total Specialty Retail		604,598

Technology Hardware, Storage & Peripherals - 4.2%
Hewlett-Packard Co.	20,977	706,505
Lexmark International, Inc. Class A(a)	652	31,400
NCR Corp.*(a)	1,624	56,986
SanDisk Corp.(a)	1,620	169,177
Western Digital Corp.	2,206	203,614

Total Technology Hardware, Storage & Peripherals		1,167,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2014

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	147	$12,149
Deckers Outdoor Corp.*	199	17,180
Hanesbrands, Inc.(a)	586	57,686

Total Textiles, Apparel & Luxury Goods		87,015

Thrifts & Mortgage Finance - 0.0%
EverBank Financial Corp.(a)	364	7,338

Trading Companies & Distributors - 0.4%
GATX Corp.(a)	255	17,070
United Rentals, Inc.*(a)	561	58,753
WESCO International, Inc.*(a)	316	27,296

Total Trading Companies & Distributors		103,119

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*(a)	564	11,257

TOTAL COMMON STOCKS (Cost: $23,911,697)		27,607,957

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Earnings 500 Fund(b)	296	20,195
WisdomTree MidCap Earnings Fund(b)	95	8,787

TOTAL EXCHANGE-TRADED FUNDS (Cost: $24,059)		28,982

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 26.3%

United States - 26.3%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $7,280,485)(d)	7,280,485	7,280,485

TOTAL INVESTMENTS IN SECURITIES - 126.2% (Cost: $31,216,241)		34,917,424
Liabilities in Excess of Cash and Other Assets - (26.2)%		(7,240,073)

NET ASSETS - 100.0%		$27,677,351

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $8,213,381 and the total market value of the collateral held by the Fund was $8,397,776. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,117,291.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	7,988	$1,069,753
Exelis, Inc.	119,707	2,032,625
Huntington Ingalls Industries, Inc.(a)	13,775	1,302,977
L-3 Communications Holdings, Inc.(a)	53,769	6,492,607
Rockwell Collins, Inc.	65,182	5,093,321
Textron, Inc.	19,685	753,739
Triumph Group, Inc.(a)	3,176	221,748

Total Aerospace & Defense		16,966,770

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.(a)	109,143	6,962,232
Expeditors International of Washington, Inc.(a)	82,789	3,655,962

Total Air Freight & Logistics		10,618,194

Airlines - 0.2%
Alaska Air Group, Inc.	23,048	2,190,712

Auto Components - 0.6%
Dana Holding Corp.(a)	44,530	1,087,423
Gentex Corp.(a)	69,925	2,034,118
Goodyear Tire & Rubber Co. (The)	62,587	1,738,667
Lear Corp.	19,551	1,746,295

Total Auto Components		6,606,503

Automobiles - 0.1%
Thor Industries, Inc.	26,752	1,521,386

Banks - 2.6%
Associated Banc-Corp.(a)	59,444	1,074,747
Bank of Hawaii Corp.(a)	24,035	1,410,614
BankUnited, Inc.(a)	46,664	1,562,311
BOK Financial Corp.(a)	30,692	2,044,087
City National Corp.	12,276	930,030
Comerica, Inc.(a)	47,911	2,403,216
Commerce Bancshares, Inc.(a)	32,166	1,495,719
Cullen/Frost Bankers, Inc.(a)	29,607	2,351,388
East West Bancorp, Inc.	43,170	1,510,518
First Horizon National Corp.(a)	74,343	881,708
First Niagara Financial Group, Inc.	188,259	1,645,383
First Republic Bank(a)	21,433	1,178,601
FirstMerit Corp.(a)	85,341	1,685,485
Hancock Holding Co.	39,856	1,407,714
Huntington Bancshares, Inc.	309,761	2,955,120
Investors Bancorp, Inc.	41,264	455,967
Prosperity Bancshares, Inc.(a)	17,693	1,107,582
Synovus Financial Corp.	28,010	682,884
TCF Financial Corp.	36,111	591,137
UMB Financial Corp.(a)	11,010	697,924
Webster Financial Corp.	31,507	993,731
Zions Bancorp(a)	17,673	520,823

Total Banks		29,586,689

Beverages - 2.2%
Brown-Forman Corp. Class A	25,473	2,352,177
Brown-Forman Corp. Class B(a)	50,934	4,796,455
Dr. Pepper Snapple Group, Inc.(a)	183,513	10,750,191
Molson Coors Brewing Co. Class B(a)	106,379	7,889,067

Total Beverages		25,787,890

Building Products - 0.6%
A.O. Smith Corp.	19,984	990,807
Fortune Brands Home & Security, Inc.(a)	44,856	1,791,100
Lennox International, Inc.	15,996	1,432,762
Masco Corp.(a)	142,246	3,157,861

Total Building Products		7,372,530

Capital Markets - 1.0%
Eaton Vance Corp.(a)	44,113	1,667,030
Federated Investors, Inc. Class B(a)	66,424	2,053,830
Financial Engines, Inc.(a)	2,543	115,147
Legg Mason, Inc.(a)	25,999	1,334,009
LPL Financial Holdings, Inc.	30,583	1,521,198
Raymond James Financial, Inc.	27,922	1,416,483
SEI Investments Co.	35,416	1,160,582
Waddell & Reed Financial, Inc. Class A(a)	26,550	1,661,765

Total Capital Markets		10,930,044

Chemicals - 4.3%
Airgas, Inc.(a)	37,505	4,084,669
Albemarle Corp.(a)	35,715	2,553,622
Ashland, Inc.	32,085	3,488,923
Axiall Corp.(a)	27,023	1,277,377
Cabot Corp.	30,026	1,741,208
Celanese Corp. Series A	60,020	3,858,086
Cytec Industries, Inc.	5,704	601,316
H.B. Fuller Co.(a)	11,647	560,221
Huntsman Corp.(a)	147,776	4,152,506
International Flavors & Fragrances, Inc.	43,111	4,495,615
NewMarket Corp.(a)	5,086	1,994,271
PolyOne Corp.(a)	19,496	821,561
Rayonier Advanced Materials*	34,497	1,336,772
Rockwood Holdings, Inc.(a)	54,842	4,167,444
RPM International, Inc.	91,438	4,222,607
Scotts Miracle-Gro Co. (The) Class A(a)	51,499	2,928,233
Sensient Technologies Corp.	26,819	1,494,355
Valhi, Inc.(a)	129,672	832,494
Valspar Corp. (The)	32,603	2,484,022
Westlake Chemical Corp.(a)	30,074	2,518,998

Total Chemicals		49,614,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2014

Investments	Shares	Value
Commercial Services & Supplies - 2.7%
ADT Corp. (The)(a)	75,883	$2,651,352
Cintas Corp.(a)	47,487	3,017,324
Iron Mountain, Inc.(a)	203,314	7,207,481
KAR Auction Services, Inc.	141,665	4,514,864
Pitney Bowes, Inc.	198,326	5,477,764
R.R. Donnelley & Sons Co.(a)	297,617	5,047,584
Rollins, Inc.	51,932	1,557,960
Waste Connections, Inc.(a)	38,770	1,882,284

Total Commercial Services & Supplies		31,356,613

Communications Equipment - 0.5%
Harris Corp.(a)	76,849	5,821,312

Construction & Engineering - 0.3%
EMCOR Group, Inc.	11,514	512,718
KBR, Inc.	45,631	1,088,299
URS Corp.(a)	34,822	1,596,589

Total Construction & Engineering		3,197,606

Construction Materials - 0.3%
Eagle Materials, Inc.	7,617	718,131
Martin Marietta Materials, Inc.	22,328	2,948,412
Vulcan Materials Co.(a)	2,801	178,564

Total Construction Materials		3,845,107

Containers & Packaging - 2.9%
AptarGroup, Inc.(a)	29,679	1,988,790
Avery Dennison Corp.	65,339	3,348,624
Ball Corp.(a)	42,848	2,685,713
Bemis Co., Inc.(a)	77,696	3,159,119
MeadWestvaco Corp.(a)	140,184	6,204,544
Packaging Corp. of America	72,187	5,160,649
Rock-Tenn Co. Class A	28,495	3,008,787
Sealed Air Corp.	91,106	3,113,092
Silgan Holdings, Inc.	21,320	1,083,482
Sonoco Products Co.	88,752	3,898,875

Total Containers & Packaging		33,651,675

Distributors - 0.1%
Pool Corp.(a)	17,389	983,522

Diversified Consumer Services - 1.1%
Graham Holdings Co. Class B	2,795	2,007,117
H&R Block, Inc.	223,865	7,503,955
Service Corp. International(a)	97,414	2,018,418
Sotheby’s(a)	15,392	646,310

Total Diversified Consumer Services		12,175,800

Diversified Financial Services - 0.3%
CBOE Holdings, Inc.(a)	21,450	1,055,554
MarketAxess Holdings, Inc.	5,249	283,761
NASDAQ OMX Group, Inc. (The)(a)	39,082	1,509,347
Voya Financial, Inc.	4,996	181,555

Total Diversified Financial Services		3,030,217

Diversified Telecommunication Services - 3.1%
Frontier Communications Corp.(a)	2,464,745	14,394,111
Windstream Holdings, Inc.	2,108,203	20,997,702

Total Diversified Telecommunication Services		35,391,813

Electric Utilities - 4.1%
Cleco Corp.	54,608	3,219,142
Great Plains Energy, Inc.(a)	167,718	4,506,583
Hawaiian Electric Industries, Inc.(a)	138,429	3,505,022
IDACORP, Inc.(a)	46,085	2,665,095
ITC Holdings Corp.(a)	81,426	2,970,420
OGE Energy Corp.	141,420	5,526,694
Pepco Holdings, Inc.	413,585	11,365,316
Pinnacle West Capital Corp.(a)	134,866	7,800,649
Westar Energy, Inc.(a)	157,109	5,999,993

Total Electric Utilities		47,558,914

Electrical Equipment - 0.7%
Acuity Brands, Inc.(a)	6,028	833,371
Babcock & Wilcox Co. (The)	38,598	1,252,891
EnerSys(a)	9,847	677,375
Hubbell, Inc. Class B	28,630	3,525,785
Regal-Beloit Corp.	14,724	1,156,717

Total Electrical Equipment		7,446,139

Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	56,575	2,506,838
Belden, Inc.	3,430	268,089
CDW Corp.	37,624	1,199,453
Cognex Corp.*(a)	15,279	586,714
FEI Co.(a)	6,422	582,668
FLIR Systems, Inc.(a)	51,461	1,787,240
Jabil Circuit, Inc.	119,174	2,490,737
National Instruments Corp.(a)	66,506	2,154,129

Total Electronic Equipment, Instruments & Components		11,575,868

Energy Equipment & Services - 2.8%
Bristow Group, Inc.(a)	13,899	1,120,537
CARBO Ceramics, Inc.(a)	6,873	1,059,267
Diamond Offshore Drilling, Inc.(a)	252,085	12,510,979
Helmerich & Payne, Inc.(a)	75,760	8,796,494
Oceaneering International, Inc.(a)	35,572	2,779,240
Patterson-UTI Energy, Inc.	32,866	1,148,338
RPC, Inc.	144,902	3,403,748
Tidewater, Inc.(a)	25,775	1,447,266

Total Energy Equipment & Services		32,265,869

Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.(a)	11,065	777,759
PriceSmart, Inc.(a)	4,510	392,550
Safeway, Inc.	170,394	5,851,330

Total Food & Staples Retailing		7,021,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2014

Investments	Shares	Value
Food Products - 1.8%
Flowers Foods, Inc.(a)	122,959	$2,591,976
Hillshire Brands Co. (The)	76,822	4,786,010
Ingredion, Inc.(a)	50,420	3,783,517
McCormick & Co., Inc. Non-Voting Shares(a)	69,460	4,972,641
Pinnacle Foods, Inc.	91,541	3,011,699
Seaboard Corp.*	32	96,649
Tyson Foods, Inc. Class A(a)	48,069	1,804,510

Total Food Products		21,047,002

Gas Utilities - 2.5%
AGL Resources, Inc.(a)	139,626	7,683,619
Atmos Energy Corp.(a)	87,011	4,646,387
National Fuel Gas Co.(a)	51,595	4,039,889
Piedmont Natural Gas Co., Inc.	83,798	3,134,883
Questar Corp.(a)	160,840	3,988,832
UGI Corp.	93,102	4,701,651

Total Gas Utilities		28,195,261

Health Care Equipment & Supplies - 0.9%
Cooper Cos., Inc. (The)	766	103,816
DENTSPLY International, Inc.(a)	21,090	998,612
ResMed, Inc.(a)	89,761	4,544,599
STERIS Corp.(a)	31,094	1,662,907
Teleflex, Inc.(a)	16,975	1,792,560
West Pharmaceutical Services, Inc.(a)	16,544	697,826

Total Health Care Equipment & Supplies		9,800,320

Health Care Providers & Services - 1.0%
HealthSouth Corp.(a)	52,982	1,900,464
Omnicare, Inc.(a)	28,460	1,894,582
Patterson Cos., Inc.(a)	47,710	1,885,022
Quest Diagnostics, Inc.(a)	94,749	5,560,819
Universal Health Services, Inc. Class B	6,561	628,282

Total Health Care Providers & Services		11,869,169

Hotels, Restaurants & Leisure - 3.4%
Brinker International, Inc.(a)	40,860	1,987,839
Burger King Worldwide, Inc.(a)	131,784	3,587,160
Cheesecake Factory, Inc. (The)(a)	17,349	805,341
Choice Hotels International, Inc.(a)	25,386	1,195,934
Cracker Barrel Old Country Store, Inc.(a)	19,110	1,902,783
Darden Restaurants, Inc.(a)	157,582	7,291,319
Domino’s Pizza, Inc.	18,274	1,335,647
Dunkin’ Brands Group, Inc.(a)	49,494	2,267,320
International Game Technology(a)	175,119	2,786,143
SeaWorld Entertainment, Inc.(a)	72,753	2,061,092
Six Flags Entertainment Corp.(a)	144,810	6,161,666
Vail Resorts, Inc.	11,348	875,839
Wendy’s Co. (The)(a)	271,300	2,314,189
Wyndham Worldwide Corp.	60,337	4,568,718

Total Hotels, Restaurants & Leisure		39,140,990

Household Durables - 1.9%
D.R. Horton, Inc.(a)	69,629	1,711,481
Harman International Industries, Inc.	27,915	2,998,908
Leggett & Platt, Inc.(a)	161,328	5,530,324
Lennar Corp. Class A(a)	19,779	830,322
Newell Rubbermaid, Inc.	156,126	4,838,345
PulteGroup, Inc.(a)	120,586	2,431,014
Tupperware Brands Corp.(a)	39,143	3,276,269

Total Household Durables		21,616,663

Household Products - 0.9%
Church & Dwight Co., Inc.(a)	68,057	4,760,587
Energizer Holdings, Inc.	33,604	4,100,696
Spectrum Brands Holdings, Inc.	21,494	1,849,129

Total Household Products		10,710,412

Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.(a)	159,718	5,941,510

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	21,096	1,827,336

Insurance - 3.5%
American Financial Group, Inc.(a)	24,530	1,461,007
American National Insurance Co.	12,898	1,472,952
AmTrust Financial Services, Inc.(a)	26,480	1,107,129
Arthur J. Gallagher & Co.	71,270	3,321,182
Assurant, Inc.	19,999	1,310,934
Brown & Brown, Inc.	35,135	1,078,996
Cincinnati Financial Corp.(a)	95,172	4,572,063
CNO Financial Group, Inc.	27,094	482,273
Erie Indemnity Co. Class A	27,376	2,060,318
Fidelity National Financial, Inc. Class A(a)	109,325	3,581,487
First American Financial Corp.(a)	31,980	888,724
Hanover Insurance Group, Inc. (The)	17,406	1,099,189
HCC Insurance Holdings, Inc.	34,925	1,709,229
Mercury General Corp.	48,790	2,295,082
Old Republic International Corp.	202,487	3,349,135
ProAssurance Corp.(a)	22,971	1,019,912
Protective Life Corp.	22,178	1,537,601
Reinsurance Group of America, Inc.	20,039	1,581,077
StanCorp Financial Group, Inc.	13,184	843,776
Torchmark Corp.(a)	14,092	1,154,417
Unum Group	77,698	2,700,782
W.R. Berkley Corp.(a)	22,895	1,060,267

Total Insurance		39,687,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2014

Investments	Shares	Value
Internet & Catalog Retail - 0.3%
Expedia, Inc.	30,034	$2,365,478
HSN, Inc.(a)	24,765	1,467,078

Total Internet & Catalog Retail		3,832,556

Internet Software & Services - 0.2%
IAC/InterActiveCorp	36,093	2,498,718

IT Services - 2.1%
Broadridge Financial Solutions, Inc.	74,662	3,108,926
Computer Sciences Corp.	63,732	4,027,862
DST Systems, Inc.	16,460	1,517,118
Global Payments, Inc.	2,726	198,589
Jack Henry & Associates, Inc.(a)	33,442	1,987,458
Leidos Holdings, Inc.	71,866	2,755,342
MAXIMUS, Inc.(a)	8,130	349,753
Total System Services, Inc.	67,089	2,107,266
Western Union Co. (The)(a)	471,576	8,177,128

Total IT Services		24,229,442

Leisure Products - 0.9%
Brunswick Corp.(a)	22,710	956,772
Hasbro, Inc.(a)	114,362	6,066,904
Polaris Industries, Inc.(a)	24,248	3,158,060

Total Leisure Products		10,181,736

Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.(a)	22,416	1,049,965
Techne Corp.(a)	14,166	1,311,347

Total Life Sciences Tools & Services		2,361,312

Machinery - 3.9%
Actuant Corp. Class A(a)	2,814	97,280
AGCO Corp.(a)	19,622	1,103,149
Allison Transmission Holdings, Inc.(a)	93,964	2,922,280
CLARCOR, Inc.(a)	15,525	960,221
Crane Co.(a)	30,558	2,272,293
Donaldson Co., Inc.(a)	50,900	2,154,088
Graco, Inc.(a)	22,968	1,793,341
IDEX Corp.	30,247	2,442,143
ITT Corp.(a)	24,470	1,177,007
Joy Global, Inc.(a)	40,193	2,475,085
Kennametal, Inc.(a)	32,755	1,515,901
Lincoln Electric Holdings, Inc.	30,354	2,121,137
Manitowoc Co., Inc. (The)(a)	13,744	451,628
Nordson Corp.(a)	18,224	1,461,383
Oshkosh Corp.	29,651	1,646,520
Pall Corp.	42,070	3,592,357
Snap-on, Inc.	27,583	3,269,137
SPX Corp.(a)	13,694	1,481,828
Timken Co. (The)	49,927	3,387,048
Toro Co. (The)	14,861	945,160
Trinity Industries, Inc.(a)	50,455	2,205,893
Valmont Industries, Inc.(a)	5,300	805,335
Wabtec Corp.	5,952	491,576
Woodward, Inc.(a)	14,091	707,086
Xylem, Inc.(a)	71,154	2,780,698

Total Machinery		44,259,574

Media - 2.4%
Cablevision Systems Corp. Class A(a)	224,803	3,967,773
Cinemark Holdings, Inc.	102,483	3,623,799
Gannett Co., Inc.(a)	193,324	6,052,974
Interpublic Group of Cos., Inc. (The)	225,174	4,393,145
John Wiley & Sons, Inc. Class A(a)	26,764	1,621,631
Morningstar, Inc.	8,399	603,132
Regal Entertainment Group Class A(a)	166,823	3,519,965
Scripps Networks Interactive, Inc. Class A(a)	23,754	1,927,400
Viacom, Inc. Class A	21,088	1,829,384

Total Media		27,539,203

Metals & Mining - 1.9%
Alcoa, Inc.	379,475	5,650,383
Allegheny Technologies, Inc.(a)	67,893	3,061,974
Carpenter Technology Corp.(a)	18,030	1,140,398
Cliffs Natural Resources, Inc.(a)	111,577	1,679,234
Reliance Steel & Aluminum Co.	40,533	2,987,687
Royal Gold, Inc.(a)	33,024	2,513,787
Steel Dynamics, Inc.	155,339	2,788,335
United States Steel Corp.(a)	30,357	790,496
Worthington Industries, Inc.	28,488	1,226,124

Total Metals & Mining		21,838,418

Multi-Utilities - 6.3%
Alliant Energy Corp.(a)	116,218	7,073,027
Ameren Corp.(a)	313,378	12,810,893
CMS Energy Corp.	295,161	9,194,265
Integrys Energy Group, Inc.(a)	114,901	8,172,908
MDU Resources Group, Inc.	131,018	4,598,732
SCANA Corp.(a)	174,338	9,381,128
TECO Energy, Inc.(a)	323,324	5,975,028
Vectren Corp.(a)	97,911	4,161,217
Wisconsin Energy Corp.(a)	242,011	11,355,156

Total Multi-Utilities		72,722,354

Multiline Retail - 0.3%
Dillard’s, Inc. Class A(a)	3,046	355,194
Family Dollar Stores, Inc.	54,158	3,582,010

Total Multiline Retail		3,937,204

Oil, Gas & Consumable Fuels - 3.3%
Cimarex Energy Co.	14,037	2,013,748
CONSOL Energy, Inc.	88,770	4,089,634
CVR Energy, Inc.(a)	186,326	8,979,050
Energen Corp.	17,849	1,586,419
HollyFrontier Corp.(a)	143,026	6,248,806
Peabody Energy Corp.(a)	144,042	2,355,087
QEP Resources, Inc.(a)	13,614	469,683
SemGroup Corp. Class A	17,135	1,351,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2014

Investments	Shares	Value
SM Energy Co.(a)	2,421	$203,606
Targa Resources Corp.(a)	33,713	4,705,323
Tesoro Corp.(a)	66,808	3,919,625
Western Refining, Inc.	51,620	1,938,331
World Fuel Services Corp.(a)	7,283	358,542

Total Oil, Gas & Consumable Fuels		38,218,949

Personal Products - 0.3%
Avon Products, Inc.(a)	177,707	2,596,299
Nu Skin Enterprises, Inc. Class A(a)	15,315	1,132,698

Total Personal Products		3,728,997

Pharmaceuticals - 0.3%
Questcor Pharmaceuticals, Inc.(a)	38,291	3,541,535

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)(a)	15,036	1,656,967
Equifax, Inc.(a)	46,317	3,359,835
Manpowergroup, Inc.	25,100	2,129,735
Robert Half International, Inc.(a)	63,513	3,032,111
Towers Watson & Co. Class A(a)	6,877	716,790

Total Professional Services		10,895,438

Real Estate Investment Trusts (REITs) - 16.0%
Alexandria Real Estate Equities, Inc.	53,624	4,163,367
American Campus Communities, Inc.	81,299	3,108,874
American Homes 4 Rent Class A(a)	41,058	729,190
Apartment Investment & Management Co. Class A	95,494	3,081,591
BioMed Realty Trust, Inc.(a)	172,220	3,759,563
Camden Property Trust	65,685	4,673,488
CBL & Associates Properties, Inc.(a)	153,316	2,913,004
CommonWealth REIT(a)	89,932	2,367,010
Corrections Corp. of America(a)	119,681	3,931,521
DDR Corp.(a)	226,025	3,984,821
Digital Realty Trust, Inc.(a)	153,295	8,940,164
Douglas Emmett, Inc.(a)	86,164	2,431,548
Duke Realty Corp.(a)	265,681	4,824,767
EPR Properties	56,255	3,142,967
Equity Lifestyle Properties, Inc.(a)	41,045	1,812,547
Equity One, Inc.	84,553	1,994,605
Essex Property Trust, Inc.(a)	33,754	6,241,452
Extra Space Storage, Inc.(a)	79,646	4,241,150
Federal Realty Investment Trust(a)	35,048	4,238,004
Highwoods Properties, Inc.(a)	74,676	3,132,658
Home Properties, Inc.(a)	52,536	3,360,203
Hospitality Properties Trust	185,391	5,635,886
Kilroy Realty Corp.(a)	39,870	2,483,104
Kimco Realty Corp.(a)	320,470	7,364,401
LaSalle Hotel Properties(a)	65,853	2,323,952
Lexington Realty Trust(a)	256,651	2,825,728
Liberty Property Trust	143,115	5,428,352
Macerich Co. (The)(a)	104,170	6,953,347
Mid-America Apartment Communities, Inc.(a)	60,639	4,429,679
National Retail Properties, Inc.(a)	111,321	4,140,028
Omega Healthcare Investors, Inc.	136,547	5,033,122
Piedmont Office Realty Trust, Inc. Class A	138,436	2,621,978
Plum Creek Timber Co., Inc.(a)	119,445	5,386,970
Rayonier, Inc.	103,492	3,679,141
Realty Income Corp.(a)	201,341	8,943,567
Regency Centers Corp.	64,742	3,604,835
Retail Properties of America, Inc. Class A	213,409	3,282,230
RLJ Lodging Trust	73,384	2,120,064
Senior Housing Properties Trust(a)	229,346	5,570,814
SL Green Realty Corp.(a)	36,447	3,987,666
Spirit Realty Capital, Inc.(a)	356,917	4,054,577
Tanger Factory Outlet Centers, Inc.(a)	47,043	1,645,094
Taubman Centers, Inc.	34,248	2,596,341
UDR, Inc.	177,412	5,079,306
W.P. Carey, Inc.(a)	66,405	4,276,482
Weingarten Realty Investors(a)	93,573	3,072,937

Total Real Estate Investment Trusts (REITs)		183,612,095

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	3,409	430,864

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.(a)	27,045	1,995,380
Landstar System, Inc.	47,179	3,019,456
Ryder System, Inc.(a)	29,479	2,596,805

Total Road & Rail		7,611,641

Semiconductors & Semiconductor Equipment - 2.9%
Linear Technology Corp.(a)	156,759	7,378,646
Maxim Integrated Products, Inc.(a)	300,159	10,148,376
Microchip Technology, Inc.(a)	191,122	9,328,665
NVIDIA Corp.(a)	370,993	6,878,210

Total Semiconductors & Semiconductor Equipment		33,733,897

Software - 0.3%
FactSet Research Systems, Inc.(a)	15,951	1,918,587
Mentor Graphics Corp.(a)	24,816	535,281
Solera Holdings, Inc.	19,574	1,314,394

Total Software		3,768,262

Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A(a)	55,121	2,383,983
Advance Auto Parts, Inc.(a)	4,709	635,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2014

Investments	Shares	Value
American Eagle Outfitters, Inc.(a)	196,077	$2,199,984
Buckle, Inc. (The)(a)	21,659	960,793
Chico’s FAS, Inc.(a)	54,721	928,068
CST Brands, Inc.(a)	15,481	534,095
Dick’s Sporting Goods, Inc.	25,452	1,185,045
DSW, Inc. Class A	24,488	684,195
Foot Locker, Inc.	86,029	4,363,391
GameStop Corp. Class A(a)	74,699	3,023,069
GNC Holdings, Inc. Class A(a)	27,891	951,083
Guess?, Inc.(a)	64,156	1,732,212
Penske Automotive Group, Inc.(a)	38,910	1,926,045
PetSmart, Inc.(a)	32,607	1,949,899
Williams-Sonoma, Inc.(a)	58,058	4,167,403

Total Specialty Retail		27,624,603

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	14,174	977,014
Hanesbrands, Inc.(a)	33,340	3,281,989
Wolverine World Wide, Inc.(a)	21,110	550,127

Total Textiles, Apparel & Luxury Goods		4,809,130

Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	163,415	1,606,370
New York Community Bancorp, Inc.(a)	477,581	7,631,744
People’s United Financial, Inc.(a)	249,141	3,779,469

Total Thrifts & Mortgage Finance		13,017,583

Trading Companies & Distributors - 0.4%
Air Lease Corp.	11,161	430,591
MSC Industrial Direct Co., Inc. Class A(a)	23,034	2,202,972
Watsco, Inc.(a)	15,133	1,555,067

Total Trading Companies & Distributors		4,188,630

Water Utilities - 0.9%
American Water Works Co., Inc.(a)	137,225	6,785,776
Aqua America, Inc.(a)	131,828	3,456,530

Total Water Utilities		10,242,306

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	60,549	1,580,934

TOTAL COMMON STOCKS (Cost: $927,874,709)		1,146,758,688

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree LargeCap Dividend Fund(b) (Cost: $489,180)	7,369	521,578

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.5%

United States - 30.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $351,097,633)(d)	351,097,633	351,097,633

TOTAL INVESTMENTS IN SECURITIES - 130.2% (Cost: $1,279,461,522)		1,498,377,899
Liabilities in Excess of Cash and Other Assets - (30.2)%		(347,715,566)

NET ASSETS - 100.0%		$1,150,662,333

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $344,412,710 and the total market value of the collateral held by the Fund was $352,550,957. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,453,324.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value

COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 2.0%
Alliant Techsystems, Inc.	16,213	$2,171,245
Curtiss-Wright Corp.(a)	11,994	786,327
Esterline Technologies Corp.*(a)	9,816	1,130,018
Exelis, Inc.	87,394	1,483,950
HEICO Corp.(a)	9,103	472,810
Hexcel Corp.*(a)	23,264	951,497
Huntington Ingalls Industries, Inc.	12,825	1,213,117
Moog, Inc. Class A*(a)	12,942	943,342
Spirit Aerosystems Holdings, Inc. Class A*	4,274	144,034
Teledyne Technologies, Inc.*(a)	10,073	978,793
Triumph Group, Inc.(a)	17,585	1,227,785

Total Aerospace & Defense		11,502,918

Airlines - 2.0%
Alaska Air Group, Inc.	38,069	3,618,459
Allegiant Travel Co.	4,512	531,378
American Airlines Group, Inc.*	120,452	5,174,618
JetBlue Airways Corp.*(a)	80,404	872,383
Spirit Airlines, Inc.*	19,511	1,233,876

Total Airlines		11,430,714

Auto Components - 1.2%
Dana Holding Corp.(a)	6,580	160,684
Dorman Products, Inc.*(a)	7,950	392,094
Federal-Mogul Holdings Corp.*(a)	1,780	36,009
Gentex Corp.(a)	32,875	956,334
Goodyear Tire & Rubber Co. (The)	112,001	3,111,388
Tenneco, Inc.*	16,466	1,081,816
Visteon Corp.*	15,354	1,489,491

Total Auto Components		7,227,816

Automobiles - 0.2%
Thor Industries, Inc.(a)	16,069	913,844

Banks - 7.6%
Associated Banc-Corp.(a)	58,043	1,049,417
BancorpSouth, Inc.(a)	20,078	493,316
Bank of Hawaii Corp.	14,524	852,414
Bank of the Ozarks, Inc.(a)	16,490	551,591
BankUnited, Inc.(a)	35,606	1,192,089
BOK Financial Corp.(a)	28,983	1,930,268
Cathay General Bancorp(a)	22,767	581,925
City National Corp.	14,771	1,119,051
Commerce Bancshares, Inc.(a)	32,401	1,506,646
Cullen/Frost Bankers, Inc.(a)	17,467	1,387,229
CVB Financial Corp.(a)	30,566	489,973
East West Bancorp, Inc.	45,037	1,575,845
First Citizens BancShares, Inc. Class A	4,049	992,005
First Financial Bankshares, Inc.(a)	12,810	401,850
First Horizon National Corp.(a)	17,539	208,013
First Niagara Financial Group, Inc.(a)	127,354	1,113,074
FirstMerit Corp.	42,418	837,755
FNB Corp.(a)	55,596	712,741
Fulton Financial Corp.	66,579	824,914
Glacier Bancorp, Inc.(a)	17,721	502,922
Hancock Holding Co.(a)	26,546	937,605
Home BancShares, Inc.	10,153	333,221
Iberiabank Corp.(a)	5,655	391,269
International Bancshares Corp.(a)	23,480	633,960
Investors Bancorp, Inc.	63,037	696,559
MB Financial, Inc.	18,324	495,664
PacWest Bancorp(a)	24,660	1,064,572
Popular, Inc.*	81,322	2,779,586
PrivateBancorp, Inc.	20,384	592,359
Prosperity Bancshares, Inc.(a)	18,737	1,172,936
Signature Bank*	11,319	1,428,231
Susquehanna Bancshares, Inc.	80,193	846,838
SVB Financial Group*	11,187	1,304,628
Synovus Financial Corp.	184,287	4,492,917
TCF Financial Corp.(a)	42,950	703,092
Texas Capital Bancshares, Inc.*(a)	11,288	608,988
Trustmark Corp.(a)	25,053	618,559
UMB Financial Corp.(a)	10,511	666,292
Umpqua Holdings Corp.	29,572	529,930
Valley National Bancorp(a)	74,820	741,466
Webster Financial Corp.(a)	32,909	1,037,950
Western Alliance Bancorp*	28,274	672,921
Wintrust Financial Corp.(a)	15,285	703,110
Zions Bancorp(a)	76,560	2,256,223

Total Banks		44,031,914

Beverages - 0.1%
Boston Beer Co., Inc. (The) Class A*	1,678	375,067

Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc.*	763	53,272
Myriad Genetics, Inc.*(a)	39,787	1,548,510
United Therapeutics Corp.*(a)	18,130	1,604,324

Total Biotechnology		3,206,106

Building Products - 0.5%
A.O. Smith Corp.(a)	16,841	834,977
Armstrong World Industries, Inc.*(a)	9,542	547,997
Lennox International, Inc.(a)	11,584	1,037,579
Owens Corning(a)	7,919	306,307
Simpson Manufacturing Co., Inc.(a)	7,910	287,607

Total Building Products		3,014,467

Capital Markets - 1.8%
Artisan Partners Asset Management, Inc. Class A	4,901	277,789
Cohen & Steers, Inc.(a)	10,389	450,675
Eaton Vance Corp.(a)	24,893	940,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value
Evercore Partners, Inc. Class A(a)	5,154	$297,077
Federated Investors, Inc. Class B(a)	30,080	930,074
Financial Engines, Inc.(a)	2,114	95,722
GAMCO Investors, Inc. Class A	7,123	591,565
Janus Capital Group, Inc.(a)	49,236	614,465
Legg Mason, Inc.(a)	28,181	1,445,967
LPL Financial Holdings, Inc.	21,514	1,070,106
SEI Investments Co.	37,446	1,227,105
Stifel Financial Corp.*(a)	19,722	933,837
Virtus Investment Partners, Inc.*(a)	1,609	340,706
Waddell & Reed Financial, Inc. Class A	19,769	1,237,342

Total Capital Markets		10,453,136

Chemicals - 2.3%
Albemarle Corp.(a)	28,542	2,040,753
Axiall Corp.(a)	16,771	792,765
Balchem Corp.	4,042	216,490
Cabot Corp.	17,243	999,922
Cytec Industries, Inc.	10,355	1,091,624
H.B. Fuller Co.(a)	10,512	505,627
Huntsman Corp.(a)	14,345	403,095
Minerals Technologies, Inc.(a)	8,199	537,690
NewMarket Corp.(a)	4,070	1,595,888
Olin Corp.(a)	32,585	877,188
PolyOne Corp.(a)	11,973	504,542
Rayonier Advanced Materials*	14,088	545,897
Rockwood Holdings, Inc.	2,503	190,203
RPM International, Inc.	31,562	1,457,533
Scotts Miracle-Gro Co. (The) Class A	14,982	851,877
Sensient Technologies Corp.	13,196	735,281

Total Chemicals		13,346,375

Commercial Services & Supplies - 2.3%
Civeo Corp.*	37,160	930,115
Clean Harbors, Inc.*(a)	12,995	834,929
Copart, Inc.*	27,619	993,179
Covanta Holding Corp.(a)	6,956	143,363
Deluxe Corp.(a)	20,450	1,197,961
Healthcare Services Group, Inc.(a)	10,546	310,474
Herman Miller, Inc.	12,851	388,614
HNI Corp.	8,572	335,251
Iron Mountain, Inc.(a)	13,243	469,464
KAR Auction Services, Inc.	21,908	698,208
Mobile Mini, Inc.(a)	3,138	150,279
MSA Safety, Inc.(a)	7,946	456,736
Pitney Bowes, Inc.	79,754	2,202,805
Rollins, Inc.	22,650	679,500
Steelcase, Inc. Class A	22,749	344,192
Tetra Tech, Inc.(a)	8,707	239,443
UniFirst Corp.	6,257	663,242
United Stationers, Inc.(a)	15,625	647,969
Waste Connections, Inc.(a)	24,303	1,179,911
West Corp.(a)	27,872	746,970

Total Commercial Services & Supplies		13,612,605

Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	98,704	908,077
EchoStar Corp. Class A*(a)	3,150	166,761
Finisar Corp.*(a)	4,868	96,143
JDS Uniphase Corp.*(a)	29,760	371,107
Plantronics, Inc.(a)	13,728	659,630
Ubiquiti Networks, Inc.*(a)	15,061	680,607

Total Communications Equipment		2,882,325

Construction & Engineering - 1.0%
AECOM Technology Corp.*(a)	47,555	1,531,271
EMCOR Group, Inc.	16,289	725,349
KBR, Inc.	43,136	1,028,794
MasTec, Inc.*(a)	27,065	834,143
URS Corp.(a)	31,358	1,437,764

Total Construction & Engineering		5,557,321

Construction Materials - 0.3%
Eagle Materials, Inc.	7,245	683,058
Martin Marietta Materials, Inc.	6,377	842,083

Total Construction Materials		1,525,141

Consumer Finance - 0.8%
Credit Acceptance Corp.*(a)	10,584	1,302,890
First Cash Financial Services, Inc.*	7,872	453,349
Nelnet, Inc. Class A	38,095	1,578,276
Portfolio Recovery Associates, Inc.*(a)	18,244	1,086,065

Total Consumer Finance		4,420,580

Containers & Packaging - 2.0%
AptarGroup, Inc.(a)	14,828	993,624
Avery Dennison Corp.	26,079	1,336,549
Bemis Co., Inc.(a)	28,811	1,171,455
Berry Plastics Group, Inc.*	14,061	362,774
Graphic Packaging Holding Co.*	73,473	859,634
Greif, Inc. Class A(a)	14,573	795,103
Owens-Illinois, Inc.*	49,606	1,718,352
Packaging Corp. of America	24,463	1,748,860
Silgan Holdings, Inc.(a)	22,261	1,131,304
Sonoco Products Co.	28,965	1,272,432

Total Containers & Packaging		11,390,087

Distributors - 0.1%
Pool Corp.	9,457	534,888

Diversified Consumer Services - 1.0%
Apollo Education Group, Inc.*	49,357	1,542,406
DeVry Education Group, Inc.	22,860	967,892
Graham Holdings Co. Class B	1,397	1,003,200
Grand Canyon Education, Inc.*	10,265	471,882
Service Corp. International	17,203	356,446
Sotheby’s(a)	10,923	458,657
Weight Watchers International, Inc.(a)	39,670	800,144

Total Diversified Consumer Services		5,600,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.(a)	17,939	$882,778
MarketAxess Holdings, Inc.(a)	6,250	337,875
MSCI, Inc.*(a)	29,794	1,366,055

Total Diversified Financial Services		2,586,708

Diversified Telecommunication Services - 0.2%
Cogent Communications Holdings, Inc.	652	22,527
Frontier Communications Corp.(a)	56,847	331,986
tw telecom, Inc.*(a)	7,393	298,012
Windstream Holdings, Inc.	80,676	803,533

Total Diversified Telecommunication Services		1,456,058

Electric Utilities - 2.5%
ALLETE, Inc.(a)	12,424	637,972
Cleco Corp.	20,023	1,180,356
Great Plains Energy, Inc.(a)	58,924	1,583,288
Hawaiian Electric Industries, Inc.(a)	26,411	668,727
IDACORP, Inc.(a)	18,218	1,053,547
ITC Holdings Corp.	36,039	1,314,703
Pepco Holdings, Inc.	40,823	1,121,816
Pinnacle West Capital Corp.(a)	40,344	2,333,497
PNM Resources, Inc.	25,112	736,535
Portland General Electric Co.(a)	16,733	580,133
UIL Holdings Corp.(a)	15,625	604,844
UNS Energy Corp.(a)	11,989	724,255
Westar Energy, Inc.(a)	56,279	2,149,295

Total Electric Utilities		14,688,968

Electrical Equipment - 1.0%
Acuity Brands, Inc.(a)	6,783	937,750
Babcock & Wilcox Co. (The)	36,179	1,174,370
EnerSys(a)	12,688	872,808
Franklin Electric Co., Inc.(a)	10,082	406,607
Generac Holdings, Inc.(a)	15,822	771,164
Polypore International, Inc.*(a)	6,435	307,143
Regal-Beloit Corp.	14,454	1,135,506

Total Electrical Equipment		5,605,348

Electronic Equipment, Instruments & Components - 4.0%
Anixter International, Inc.	9,520	952,666
Arrow Electronics, Inc.*	42,105	2,543,563
Avnet, Inc.	59,767	2,648,276
AVX Corp.(a)	40,882	542,913
Belden, Inc.	9,819	767,453
CDW Corp.	25,193	803,153
Cognex Corp.*	10,849	416,602
Dolby Laboratories, Inc. Class A*(a)	28,323	1,223,554
FEI Co.	7,305	662,783
FLIR Systems, Inc.(a)	44,111	1,531,975
Ingram Micro, Inc. Class A*	68,555	2,002,491
IPG Photonics Corp.*(a)	11,601	798,149
Jabil Circuit, Inc.(a)	135,412	2,830,111
Littelfuse, Inc.	5,003	465,029
National Instruments Corp.(a)	12,990	420,746
SYNNEX Corp.*(a)	13,131	956,593
Tech Data Corp.*(a)	23,941	1,496,791
Vishay Intertechnology, Inc.(a)	54,815	849,084
Zebra Technologies Corp. Class A*(a)	13,852	1,140,297

Total Electronic Equipment, Instruments & Components		23,052,229

Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc.*(a)	38,483	2,019,588
Bristow Group, Inc.(a)	10,828	872,953
CARBO Ceramics, Inc.(a)	4,136	637,440
Dresser-Rand Group, Inc.*(a)	20,611	1,313,539
Dril-Quip, Inc.*(a)	7,944	867,803
Exterran Holdings, Inc.(a)	7,459	335,581
Forum Energy Technologies, Inc.*(a)	24,655	898,182
Hornbeck Offshore Services, Inc.*(a)	5,863	275,092
Oil States International, Inc.*	18,581	1,190,856
Patterson-UTI Energy, Inc.	50,077	1,749,690
RPC, Inc.	60,219	1,414,544
Superior Energy Services, Inc.(a)	62,199	2,247,872
Tidewater, Inc.(a)	16,585	931,248
Unit Corp.*(a)	8,093	557,041

Total Energy Equipment & Services		15,311,429

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.(a)	9,965	700,440
Fresh Market, Inc. (The)*(a)	9,333	312,376
PriceSmart, Inc.(a)	3,975	345,984
Rite Aid Corp.*	269,579	1,932,881
United Natural Foods, Inc.*(a)	8,249	537,010

Total Food & Staples Retailing		3,828,691

Food Products - 2.5%
B&G Foods, Inc.(a)	7,282	238,049
Darling Ingredients, Inc.*	32,930	688,237
Flowers Foods, Inc.(a)	45,331	955,578
Hain Celestial Group, Inc. (The)*(a)	8,521	756,154
Hillshire Brands Co. (The)	25,143	1,566,409
Ingredion, Inc.(a)	33,983	2,550,084
Lancaster Colony Corp.(a)	6,840	650,894
Pilgrim’s Pride Corp.*	146,466	4,007,310
Pinnacle Foods, Inc.	15,742	517,912
Seaboard Corp.*	275	830,574
Snyder’s-Lance, Inc.(a)	12,051	318,869
Tootsie Roll Industries, Inc.(a)	9,855	290,131
TreeHouse Foods, Inc.*(a)	7,346	588,194
WhiteWave Foods Co. (The)*(a)	27,247	881,985

Total Food Products		14,840,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value
Gas Utilities - 2.1%
AGL Resources, Inc.(a)	40,176	$2,210,885
Atmos Energy Corp.	33,999	1,815,547
National Fuel Gas Co.(a)	21,277	1,665,989
New Jersey Resources Corp.(a)	14,482	827,791
Piedmont Natural Gas Co., Inc.(a)	23,112	864,620
Questar Corp.	42,466	1,053,157
South Jersey Industries, Inc.(a)	7,203	435,133
Southwest Gas Corp.	16,508	871,457
UGI Corp.	38,963	1,967,632
WGL Holdings, Inc.(a)	12,091	521,122

Total Gas Utilities		12,233,333

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc.*(a)	6,581	368,799
Cyberonics, Inc.*(a)	4,311	269,265
Globus Medical, Inc. Class A*	23,507	562,288
Haemonetics Corp.*(a)	4,305	151,880
Hill-Rom Holdings, Inc.(a)	14,824	615,344
IDEXX Laboratories, Inc.*(a)	10,193	1,361,479
Neogen Corp.*	3,110	125,862
Sirona Dental Systems, Inc.*(a)	11,913	982,346
STERIS Corp.(a)	16,342	873,970
Teleflex, Inc.	8,086	853,882
Thoratec Corp.*(a)	7,307	254,722
West Pharmaceutical Services, Inc.(a)	12,513	527,798

Total Health Care Equipment & Supplies		6,947,635

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.*(a)	3,991	181,591
Air Methods Corp.*(a)	7,268	375,392
Centene Corp.*	11,989	906,488
Community Health Systems, Inc.*(a)	36,204	1,642,575
Health Net, Inc.*	29,151	1,210,933
HealthSouth Corp.(a)	45,929	1,647,473
LifePoint Hospitals, Inc.*	13,812	857,725
MEDNAX, Inc.*	28,255	1,643,028
MWI Veterinary Supply, Inc.*(a)	2,030	288,240
Omnicare, Inc.	23,178	1,542,959
Owens & Minor, Inc.(a)	17,373	590,335
Patterson Cos., Inc.(a)	28,187	1,113,668
Team Health Holdings, Inc.*	9,760	487,414
VCA, Inc.*(a)	22,742	798,017
WellCare Health Plans, Inc.*	17,625	1,315,883

Total Health Care Providers & Services		14,601,721

Health Care Technology - 0.1%
HMS Holdings Corp.*(a)	12,142	247,818
Medidata Solutions, Inc.*(a)	2,007	85,920

Total Health Care Technology		333,738

Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc.*(a)	10,702	703,335
Bloomin’ Brands, Inc.*(a)	40,150	900,564
Brinker International, Inc.(a)	19,244	936,221
Buffalo Wild Wings, Inc.*(a)	2,645	438,303
Cheesecake Factory, Inc. (The)(a)	12,060	559,825
Choice Hotels International, Inc.(a)	12,670	596,884
Cracker Barrel Old Country Store, Inc.(a)	6,244	621,715
Domino’s Pizza, Inc.(a)	10,989	803,186
Dunkin’ Brands Group, Inc.(a)	16,856	772,173
International Game Technology(a)	86,418	1,374,910
Jack in the Box, Inc.	11,403	682,356
Life Time Fitness, Inc.*(a)	15,177	739,727
Marriott Vacations Worldwide Corp.*	6,790	398,098
Panera Bread Co. Class A*(a)	6,400	958,912
Papa John’s International, Inc.	8,902	377,356
SeaWorld Entertainment, Inc.	10,043	284,518
Six Flags Entertainment Corp.(a)	39,605	1,685,193
Texas Roadhouse, Inc.	15,085	392,210
Vail Resorts, Inc.	2,532	195,420
Wendy’s Co. (The)(a)	21,089	179,889

Total Hotels, Restaurants & Leisure		13,600,795

Household Durables - 2.5%
Harman International Industries, Inc.	8,495	912,618
Leggett & Platt, Inc.(a)	46,512	1,594,431
NVR, Inc.*(a)	1,290	1,484,274
Ryland Group, Inc. (The)(a)	45,528	1,795,624
Standard Pacific Corp.*(a)	250,997	2,158,574
Taylor Morrison Home Corp. Class A*(a)	99,347	2,227,360
Tempur Sealy International, Inc.*(a)	8,208	490,017
Toll Brothers, Inc.*(a)	78,113	2,882,370
Tupperware Brands Corp.(a)	15,481	1,295,760

Total Household Durables		14,841,028

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	18,468	1,599,698

Insurance - 6.1%
American Financial Group, Inc.	21,606	1,286,853
American National Insurance Co.(a)	7,438	849,420
AmTrust Financial Services, Inc.(a)	51,128	2,137,662
Arthur J. Gallagher & Co.	29,454	1,372,556
Assurant, Inc.	31,882	2,089,865
Brown & Brown, Inc.	38,565	1,184,331
CNO Financial Group, Inc.	147,800	2,630,840
First American Financial Corp.(a)	45,997	1,278,257
Hanover Insurance Group, Inc. (The)	9,516	600,935
HCC Insurance Holdings, Inc.(a)	44,072	2,156,884
Hilltop Holdings, Inc.*	23,597	501,672
Kemper Corp.	16,355	602,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value
MBIA, Inc.*(a)	386,809	$4,270,371
Mercury General Corp.	10,616	499,377
Old Republic International Corp.	80,805	1,336,515
Primerica, Inc.	21,139	1,011,501
ProAssurance Corp.	29,850	1,325,340
Protective Life Corp.	38,635	2,678,564
Reinsurance Group of America, Inc.	28,652	2,260,643
RLI Corp.(a)	11,852	542,585
StanCorp Financial Group, Inc.	18,092	1,157,888
Symetra Financial Corp.(a)	54,787	1,245,856
W.R. Berkley Corp.(a)	52,673	2,439,287

Total Insurance		35,460,047

Internet & Catalog Retail - 1.5%
HomeAway, Inc.*(a)	3,165	110,205
HSN, Inc.	16,017	948,847
Liberty Ventures Series A*	99,702	7,358,008
Shutterfly, Inc.*(a)	1,983	85,388

Total Internet & Catalog Retail		8,502,448

Internet Software & Services - 0.7%
AOL, Inc.*	11,805	469,721
CoStar Group, Inc.*(a)	615	97,275
Dealertrack Technologies, Inc.*(a)	1,139	51,642
IAC/InterActiveCorp	24,663	1,707,419
j2 Global, Inc.(a)	12,728	647,346
OpenTable, Inc.*	2,049	212,276
Rackspace Hosting, Inc.*(a)	13,919	468,514
Shutterstock, Inc.*(a)	3,151	261,470

Total Internet Software & Services		3,915,663

IT Services - 3.1%
Acxiom Corp.*	7,851	170,288
Booz Allen Hamilton Holding Corp.	78,640	1,670,314
Broadridge Financial Solutions, Inc.	34,474	1,435,497
Cardtronics, Inc.*(a)	3,358	114,441
Convergys Corp.(a)	31,612	677,761
CoreLogic, Inc.*	22,068	669,985
DST Systems, Inc.	13,344	1,229,917
Euronet Worldwide, Inc.*	7,275	350,946
EVERTEC, Inc.	7,464	180,927
Gartner, Inc.*(a)	15,004	1,058,082
Global Payments, Inc.	20,907	1,523,075
iGATE Corp.*(a)	10,649	387,517
Jack Henry & Associates, Inc.	17,324	1,029,565
Leidos Holdings, Inc.	52,668	2,019,291
MAXIMUS, Inc.	14,702	632,480
NeuStar, Inc. Class A*(a)	18,238	474,553
Sapient Corp.*	25,420	413,075
Syntel, Inc.*	12,665	1,088,683
Total System Services, Inc.(a)	40,940	1,285,925
Vantiv, Inc. Class A*(a)	22,615	760,316
WEX, Inc.*(a)	8,351	876,605

Total IT Services		18,049,243

Leisure Products - 0.2%
Brunswick Corp.(a)	22,124	932,084

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A*	4,313	516,309
Bruker Corp.*	16,703	405,382
Charles River Laboratories International, Inc.*	11,232	601,137
Covance, Inc.*(a)	10,511	899,531
PAREXEL International Corp.*(a)	14,483	765,282
PerkinElmer, Inc.	14,803	693,373
Quintiles Transnational Holdings, Inc.*	23,307	1,242,030
Techne Corp.(a)	7,071	654,562

Total Life Sciences Tools & Services		5,777,606

Machinery - 6.9%
Actuant Corp. Class A(a)	21,609	747,023
AGCO Corp.(a)	57,675	3,242,489
Allison Transmission Holdings, Inc.(a)	27,646	859,791
Barnes Group, Inc.(a)	10,551	406,636
Chart Industries, Inc.*(a)	4,768	394,504
CLARCOR, Inc.(a)	11,818	730,943
Colfax Corp.*(a)	12,541	934,806
Crane Co.	17,940	1,334,018
Graco, Inc.(a)	15,500	1,210,240
Hillenbrand, Inc.	12,729	415,220
IDEX Corp.(a)	15,014	1,212,230
ITT Corp.(a)	65,870	3,168,347
Joy Global, Inc.(a)	77,133	4,749,850
Kennametal, Inc.(a)	21,583	998,861
Lincoln Electric Holdings, Inc.	21,277	1,486,837
Manitowoc Co., Inc. (The)(a)	40,767	1,339,604
Middleby Corp. (The)*(a)	10,560	873,523
Mueller Industries, Inc.	13,734	403,917
Nordson Corp.	18,054	1,447,750
Oshkosh Corp.	36,325	2,017,127
Proto Labs, Inc.*(a)	2,656	217,580
SPX Corp.(a)	6,271	678,585
Terex Corp.(a)	15,885	652,874
Timken Co. (The)(a)	32,192	2,183,905
Toro Co. (The)	13,663	868,967
Trinity Industries, Inc.(a)	64,449	2,817,710
Valmont Industries, Inc.(a)	11,157	1,695,306
WABCO Holdings, Inc.*	18,011	1,923,935
Watts Water Technologies, Inc. Class A(a)	6,709	414,147
Woodward, Inc.(a)	18,617	934,201

Total Machinery		40,360,926

Marine - 0.3%
Kirby Corp.*(a)	13,419	1,571,902

Media - 1.6%
AMC Networks, Inc. Class A*(a)	24,048	1,478,711
Cinemark Holdings, Inc.	27,608	976,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value
John Wiley & Sons, Inc. Class A(a)	14,996	$908,608
Lamar Advertising Co. Class A(a)	3,504	185,712
Loral Space & Communications, Inc.*	3,738	271,715
Madison Square Garden Co. (The) Class A*(a)	15,069	941,059
Meredith Corp.(a)	13,464	651,119
Morningstar, Inc.	8,438	605,933
New York Times Co. (The) Class A(a)	13,100	199,251
Regal Entertainment Group Class A(a)	44,119	930,911
Sinclair Broadcast Group, Inc. Class A(a)	19,797	687,946
Starz Class A*(a)	45,941	1,368,582

Total Media		9,205,766

Metals & Mining - 1.2%
Allegheny Technologies, Inc.(a)	1,411	63,636
Carpenter Technology Corp.(a)	12,678	801,884
Commercial Metals Co.(a)	18,096	313,242
Compass Minerals International, Inc.	7,507	718,720
Reliance Steel & Aluminum Co.	26,091	1,923,168
Royal Gold, Inc.(a)	8,567	652,120
Steel Dynamics, Inc.(a)	60,270	1,081,846
U.S. Silica Holdings, Inc.	14,323	794,067
Worthington Industries, Inc.	19,246	828,348

Total Metals & Mining		7,177,031

Multi-Utilities - 1.5%
Alliant Energy Corp.(a)	40,672	2,475,298
Black Hills Corp.(a)	14,258	875,299
Integrys Energy Group, Inc.(a)	28,845	2,051,745
MDU Resources Group, Inc.	21,880	767,988
NorthWestern Corp.(a)	12,528	653,836
TECO Energy, Inc.(a)	67,899	1,254,773
Vectren Corp.(a)	20,404	867,170

Total Multi-Utilities		8,946,109

Multiline Retail - 0.7%
Big Lots, Inc.*(a)	30,481	1,392,981
Dillard’s, Inc. Class A(a)	21,616	2,520,642

Total Multiline Retail		3,913,623

Oil, Gas & Consumable Fuels - 2.9%
Bonanza Creek Energy, Inc.*	7,251	414,685
Carrizo Oil & Gas, Inc.*	8,225	569,663
CVR Energy, Inc.(a)	60,161	2,899,159
Delek U.S. Holdings, Inc.	32,763	924,899
Energen Corp.	16,147	1,435,145
Gulfport Energy Corp.*(a)	14,701	923,223
Laredo Petroleum, Inc.*(a)	13,383	414,605
Oasis Petroleum, Inc.*	26,404	1,475,720
QEP Resources, Inc.(a)	35,194	1,214,193
Rosetta Resources, Inc.*	24,316	1,333,733
SemGroup Corp. Class A	5,658	446,133
SM Energy Co.(a)	6,351	534,119
Targa Resources Corp.(a)	3,642	508,314
Western Refining, Inc.(a)	69,058	2,593,128
World Fuel Services Corp.(a)	25,607	1,260,633

Total Oil, Gas & Consumable Fuels		16,947,352

Paper & Forest Products - 0.3%
KapStone Paper and Packaging Corp.*	19,423	643,484
Louisiana-Pacific Corp.*(a)	61,968	930,759

Total Paper & Forest Products		1,574,243

Pharmaceuticals - 0.7%
Akorn, Inc.*(a)	10,240	340,480
Medicines Co. (The)*(a)	5,510	160,121
Prestige Brands Holdings, Inc.*(a)	12,944	438,672
Questcor Pharmaceuticals, Inc.(a)	27,015	2,498,617
Salix Pharmaceuticals Ltd.*(a)	7,528	928,579

Total Pharmaceuticals		4,366,469

Professional Services - 0.7%
Advisory Board Co. (The)*(a)	2,370	122,766
Corporate Executive Board Co. (The)	4,425	301,874
Dun & Bradstreet Corp. (The)	13,346	1,470,729
FTI Consulting, Inc.*(a)	13,287	502,514
On Assignment, Inc.*	8,319	295,907
Robert Half International, Inc.	33,756	1,611,511
WageWorks, Inc.*(a)	1,636	78,872

Total Professional Services		4,384,173

Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	8,046	624,691
American Campus Communities, Inc.	6,434	246,036
BioMed Realty Trust, Inc.(a)	8,730	190,576
Camden Property Trust	15,223	1,083,117
CBL & Associates Properties, Inc.(a)	27,415	520,885
Chambers Street Properties(a)	36,505	293,500
Corrections Corp. of America(a)	51,427	1,689,377
Cousins Properties, Inc.(a)	63,517	790,787
DiamondRock Hospitality Co.(a)	16,743	214,645
Digital Realty Trust, Inc.(a)	32,779	1,911,671
Douglas Emmett, Inc.(a)	9,642	272,097
EastGroup Properties, Inc.	2,794	179,459
EPR Properties(a)	13,025	727,707
Equity Lifestyle Properties, Inc.	9,263	409,054
Essex Property Trust, Inc.(a)	8,665	1,602,245
Extra Space Storage, Inc.(a)	17,826	949,235
Geo Group, Inc. (The)	31,939	1,141,181
Healthcare Trust of America, Inc. Class A	9,036	108,793
Highwoods Properties, Inc.(a)	7,103	297,971
Home Properties, Inc.(a)	9,710	621,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value
Hospitality Properties Trust	20,554	$624,842
LaSalle Hotel Properties(a)	11,256	397,224
Liberty Property Trust	19,841	752,569
Medical Properties Trust, Inc.	42,902	568,023
Mid-America Apartment Communities, Inc.	6,329	462,333
National Health Investors, Inc.(a)	8,365	523,314
National Retail Properties, Inc.(a)	22,181	824,911
Omega Healthcare Investors, Inc.	29,463	1,086,006
Pebblebrook Hotel Trust(a)	2,918	107,849
Piedmont Office Realty Trust, Inc. Class A	23,724	449,333
Post Properties, Inc.(a)	9,568	511,505
PS Business Parks, Inc.	2,511	209,643
Rayonier, Inc.	42,263	1,502,450
RLJ Lodging Trust	22,006	635,753
Ryman Hospitality Properties, Inc.(a)	7,301	351,543
Senior Housing Properties Trust(a)	36,689	891,176
Sovran Self Storage, Inc.	5,444	420,549
Tanger Factory Outlet Centers, Inc.	18,148	634,636
Taubman Centers, Inc.	8,500	644,385
W.P. Carey, Inc.(a)	8,681	559,056
Weingarten Realty Investors(a)	6,426	211,030

Total Real Estate Investment Trusts (REITs)		26,242,209

Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.(a)	1,740	72,123
Jones Lang LaSalle, Inc.	12,453	1,573,935

Total Real Estate Management & Development		1,646,058

Road & Rail - 1.6%
AMERCO(a)	7,516	2,185,352
Avis Budget Group, Inc.*	4,381	261,502
Con-way, Inc.	13,214	666,118
Genesee & Wyoming, Inc. Class A*(a)	12,842	1,348,410
Landstar System, Inc.(a)	12,167	778,688
Old Dominion Freight Line, Inc.*	21,189	1,349,316
Ryder System, Inc.	13,679	1,204,983
Swift Transportation Co.*(a)	38,282	965,855
Werner Enterprises, Inc.(a)	17,981	476,676

Total Road & Rail		9,236,900

Semiconductors & Semiconductor Equipment - 1.3%
First Solar, Inc.*(a)	44,741	3,179,296
Hittite Microwave Corp.	6,416	500,127
Microsemi Corp.*(a)	9,828	262,997
ON Semiconductor Corp.*	3,831	35,015
Semtech Corp.*(a)	11,464	299,784
Skyworks Solutions, Inc.(a)	55,416	2,602,335
Teradyne, Inc.(a)	46,525	911,890

Total Semiconductors & Semiconductor Equipment		7,791,444

Software - 2.4%
ACI Worldwide, Inc.*(a)	5,421	302,654
Advent Software, Inc.(a)	3,914	127,479
Aspen Technology, Inc.*	7,390	342,896
Cadence Design Systems, Inc.*(a)	180,164	3,151,068
CommVault Systems, Inc.*(a)	4,401	216,397
Compuware Corp.	18,316	182,977
FactSet Research Systems, Inc.(a)	10,203	1,227,217
Fair Isaac Corp.	8,495	541,641
Fortinet, Inc.*	16,093	404,417
Guidewire Software, Inc.*(a)	2,026	82,377
Informatica Corp.*(a)	11,142	397,212
Manhattan Associates, Inc.*	11,358	391,056
Mentor Graphics Corp.	25,634	552,925
MICROS Systems, Inc.*	16,083	1,092,036
Pegasystems, Inc.	9,322	196,881
PTC, Inc.*	24,108	935,390
RealPage, Inc.*(a)	5,162	116,042
Rovi Corp.*	6,514	156,075
SolarWinds, Inc.*	13,534	523,225
Solera Holdings, Inc.	6,071	407,668
SS&C Technologies Holdings, Inc.*(a)	14,043	620,982
Synopsys, Inc.*(a)	31,311	1,215,493
TIBCO Software, Inc.*(a)	20,384	411,145
Tyler Technologies, Inc.*(a)	2,149	196,010
Ultimate Software Group, Inc. (The)*(a)	770	106,391
Verint Systems, Inc.*(a)	4,171	204,588

Total Software		14,102,242

Specialty Retail - 4.8%
Aaron’s, Inc.	26,481	943,783
Abercrombie & Fitch Co. Class A(a)	24,806	1,072,860
American Eagle Outfitters, Inc.(a)	88,614	994,249
Ascena Retail Group, Inc.*(a)	44,099	754,093
AutoNation, Inc.*(a)	38,393	2,291,294
Buckle, Inc. (The)(a)	18,317	812,542
Cabela’s, Inc.*(a)	18,630	1,162,512
Chico’s FAS, Inc.	48,640	824,934
Conn’s, Inc.*(a)	5,112	252,482
CST Brands, Inc.(a)	26,973	930,569
DSW, Inc. Class A	19,550	546,227
Express, Inc.*	39,871	679,003
Five Below, Inc.*(a)	3,100	123,721
Foot Locker, Inc.	58,353	2,959,664
GameStop Corp. Class A(a)	44,732	1,810,304
Genesco, Inc.*(a)	9,020	740,813
GNC Holdings, Inc. Class A	25,266	861,571
Guess?, Inc.(a)	28,917	780,759
Lithia Motors, Inc. Class A	7,970	749,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2014

Investments	Shares	Value
Lumber Liquidators Holdings, Inc.*(a)	4,007	$304,332
Men’s Wearhouse, Inc. (The)(a)	13,904	775,843
Outerwall, Inc.*(a)	9,077	538,720
Penske Automotive Group, Inc.(a)	28,971	1,434,064
Pier 1 Imports, Inc.	33,767	520,349
Rent-A-Center, Inc.(a)	27,306	783,136
Sally Beauty Holdings, Inc.*(a)	48,693	1,221,220
Urban Outfitters, Inc.*(a)	42,466	1,437,899
Williams-Sonoma, Inc.(a)	26,337	1,890,470

Total Specialty Retail		28,197,151

Technology Hardware, Storage & Peripherals - 0.7%
Electronics For Imaging, Inc.*(a)	12,616	570,243
Lexmark International, Inc. Class A	19,690	948,270
NCR Corp.*(a)	70,628	2,478,337

Total Technology Hardware, Storage & Peripherals		3,996,850

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	13,316	917,872
Columbia Sportswear Co.	7,510	620,701
Deckers Outdoor Corp.*	6,929	598,181
Iconix Brand Group, Inc.*(a)	16,883	724,956
Skechers U.S.A., Inc. Class A*	7,198	328,949
Steven Madden Ltd.*	20,381	699,068
Wolverine World Wide, Inc.(a)	18,122	472,259

Total Textiles, Apparel & Luxury Goods		4,361,986

Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.(a)	32,964	400,842
EverBank Financial Corp.(a)	43,061	868,110
Hudson City Bancorp, Inc.	114,847	1,128,946
Nationstar Mortgage Holdings, Inc.*(a)	44,985	1,632,955
People’s United Financial, Inc.(a)	87,211	1,322,991
TFS Financial Corp.*(a)	25,495	363,559
Washington Federal, Inc.	37,353	837,828

Total Thrifts & Mortgage Finance		6,555,231

Trading Companies & Distributors - 1.3%
Air Lease Corp.	31,643	1,220,787
Applied Industrial Technologies, Inc.	13,986	709,510
Beacon Roofing Supply, Inc.*(a)	10,186	337,360
GATX Corp.(a)	10,655	713,246
MRC Global, Inc.*	21,131	597,796
MSC Industrial Direct Co., Inc. Class A(a)	16,320	1,560,845
TAL International Group, Inc.*(a)	14,606	647,922
Watsco, Inc.(a)	6,356	653,143
WESCO International, Inc.*(a)	15,548	1,343,036

Total Trading Companies & Distributors		7,783,645

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*(a)	27,407	547,044

Water Utilities - 0.2%
Aqua America, Inc.(a)	52,527	1,377,258

TOTAL COMMON STOCKS (Cost: $477,606,235)		579,476,393

EXCHANGE-TRADED FUNDS - 0.4%

United States - 0.4%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $2,169,928)	29,585	2,415,911

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.3%

United States - 30.3%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $176,408,733)(d)	176,408,733	176,408,733

TOTAL INVESTMENTS IN SECURITIES - 130.2% (Cost: $656,184,896)		758,301,037
Liabilities in Excess of Cash and Other Assets - (30.2)%		(175,772,389)

NET ASSETS - 100.0%		$582,528,648

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $174,346,572 and the total market value of the collateral held by the Fund was $178,441,419. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,032,686.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

Bahrain - 2.1%
Ahli United Bank BSC	1,251,713	$995,681
Al-Salam Bank	359,624	195,831

Total Bahrain		1,191,512

Egypt - 10.3%
Commercial International Bank Egypt SAE	157,548	784,429
Eastern Tobacco	14,937	313,403
Juhayna Food Industries	45,792	76,917
Orascom Telecom Media And Technology Holding SAE	13,612,618	2,303,658
Sidi Kerir Petrochemicals Co.	301,905	738,923
Telecom Egypt Co.	809,076	1,516,300

Total Egypt		5,733,630

Jordan - 2.3%
Arab Bank PLC	101,904	1,221,526
Jordan Phosphate Mines	6,881	58,223

Total Jordan		1,279,749

Kuwait - 15.2%
Agility Public Warehousing Co. KSC	209,685	588,250
Ahli United Bank	138,957	310,877
ALAFCO Aviation Lease and Finance Co. KSCC	33,081	29,956
Boubyan Petrochemicals Co. KSCP	73,311	195,253
Burgan Bank SAK	129,692	234,883
Commercial Real Estate Co. KSCC	346,794	118,225
Ikarus Petroleum Industries KSCC	288,906	180,566
KGL Logistics Co. KSCC	150,826	74,984
Kuwait Finance House	181,256	495,622
Kuwait Financial Centre KPSC	65,021	32,095
Kuwait Foods Americana	51,532	508,732
Kuwait International Bank	158,359	165,895
Kuwait Projects Co. Holding KSCP	245,220	609,567
Mabanee Co. SAKC	42,178	155,771
Mobile Telecommunications Co. KSC	1,297,443	2,856,586
National Bank of Kuwait SAK	560,060	1,909,295

Total Kuwait		8,466,557

Morocco - 7.7%
Attijariwafa Bank	24,206	899,414
BMCE Bank	11,398	283,918
Maroc Telecom	265,650	3,081,542

Total Morocco		4,264,874

Oman - 4.1%
Ahli Bank SAOG	183,964	87,443
Al Anwar Ceramic Tile Co.	70,252	106,564
Bank Muscat SAOG	356,416	629,514
Bank Sohar SAOG	152,314	105,235
National Bank Of Oman SAOG	399,219	365,000
Oman Telecommunications Co. SAOG	239,982	1,016,028

Total Oman		2,309,784

Qatar - 30.4%
Al Khalij Commercial Bank	41,557	224,302
Barwa Real Estate Co.	63,266	616,916
Commercial Bank of Qatar QSC (The)	71,648	1,218,209
Doha Bank QSC	69,426	1,033,590
Gulf International Services OSC	17,935	453,720
Industries Qatar QSC	81,941	3,803,777
Masraf Al Rayan	76,094	951,018
Mazaya Qatar Real Estate Development Q.S.C	14,461	61,171
National Leasing	7,666	63,171
Ooredoo QSC	37,540	1,226,036
Qatar Electricity & Water Co.	14,965	710,720
Qatar Fuel Co.	7,468	427,288
Qatar Gas Transport Co. Nakilat	91,225	506,165
Qatar Insurance Co. SAQ	12,077	265,385
Qatar International Islamic Bank QSC	26,040	522,145
Qatar Islamic Bank SAQ	36,466	822,353
Qatar National Bank	78,112	3,503,733
Qatari Investors Group	13,627	186,779
United Development Co. PSC	42,975	265,598
Widam Food Co.	3,069	41,728

Total Qatar		16,903,804

United Arab Emirates - 27.7%
Abu Dhabi Commercial Bank PJSC	1,132,864	2,177,635
Aldar Properties PJSC	766,756	647,175
Aramex PJSC	110,765	90,475
DP World Ltd.	47,871	943,059
Dubai Investments PJSC	767,750	564,399
Dubai Islamic Bank PJSC	723,908	1,271,293
Emaar Properties PJSC	510,672	1,169,340
Emirates NBD PJSC	977,028	2,221,244
First Gulf Bank PJSC	817,619	3,539,572
Gulf Cement Co. PSC	154,787	54,967
National Bank of Abu Dhabi PJSC	512,236	1,980,438
National Central Cooling Co. PJSC	158,969	62,327
RAK Properties PJSC	887,420	200,544
Union National Bank PJSC	277,319	464,363

Total United Arab Emirates		15,386,831

TOTAL COMMON STOCKS (Cost: $49,814,910)		55,536,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2014

Investments	Principal Amount		Value
CONVERTIBLE BOND - 0.0%

Oman - 0.0%
Bank Muscat SAOG 4.50%, 3/20/17 (Cost: $12,813)	48,842	OMR	$13,638

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $49,827,723)			55,550,379
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%			91,772

NET ASSETS - 100.0%			$55,642,151

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

OMR	-	Omani rial

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.6%
AAR Corp.(a)	38,602	$1,063,871
American Science & Engineering, Inc.(a)	22,529	1,567,793
Cubic Corp.(a)	13,173	586,330
Curtiss-Wright Corp.(a)	32,005	2,098,248
HEICO Corp.(a)	5,023	260,895
HEICO Corp. Class A	10,347	420,088
National Presto Industries, Inc.(a)	8,843	644,124

Total Aerospace & Defense		6,641,349

Air Freight & Logistics - 0.1%
Forward Air Corp.	28,701	1,373,343

Airlines - 0.1%
SkyWest, Inc.(a)	55,329	676,120

Auto Components - 0.5%
Cooper Tire & Rubber Co.(a)	123,776	3,713,280
Spartan Motors, Inc.(a)	50,470	229,134
Standard Motor Products, Inc.(a)	28,645	1,279,572
Strattec Security Corp.	3,432	221,330
Superior Industries International, Inc.(a)	13,147	271,091

Total Auto Components		5,714,407

Banks - 6.7%
1st Source Corp.(a)	17,281	529,144
1st United Bancorp, Inc.(a)	5,899	50,849
Access National Corp.(a)	9,878	149,751
American National Bankshares, Inc.	10,681	232,098
Arrow Financial Corp.	16,093	417,452
Banc of California, Inc.(a)	21,435	233,642
BancFirst Corp.(a)	12,325	762,918
BancorpSouth, Inc.(a)	27,250	669,533
Bank of Kentucky Financial Corp.(a)	5,026	174,855
Bank of the Ozarks, Inc.(a)	39,180	1,310,571
Banner Corp.(a)	8,982	355,957
Bar Harbor Bankshares(a)	7,059	196,805
BBCN Bancorp, Inc.	51,021	813,785
Boston Private Financial Holdings, Inc.(a)	66,439	892,940
Bridge Bancorp, Inc.(a)	14,240	341,618
Bryn Mawr Bank Corp.	13,676	398,245
C&F Financial Corp.	3,065	110,309
Camden National Corp.(a)	6,801	263,607
Cardinal Financial Corp.(a)	14,564	268,851
Cathay General Bancorp(a)	5,059	129,308
Centerstate Banks, Inc.	4,352	48,742
Central Pacific Financial Corp.(a)	23,239	461,294
Century Bancorp, Inc. Class A(a)	1,582	55,908
Chemical Financial Corp.(a)	29,674	833,246
Chemung Financial Corp.(a)	4,903	144,835
City Holding Co.	17,720	799,526
CNB Financial Corp.(a)	16,950	284,760
CoBiz Financial, Inc.(a)	15,164	163,316
Columbia Banking System, Inc.(a)	29,893	786,485
Community Bank System, Inc.(a)	40,652	1,471,602
Community Trust Bancorp, Inc.	17,300	591,996
ConnectOne Bancorp, Inc.(a)	9,106	175,108
CVB Financial Corp.(a)	87,479	1,402,288
Enterprise Bancorp, Inc.(a)	7,552	155,798
Enterprise Financial Services Corp.	6,972	125,914
Fidelity Southern Corp.(a)	5,117	66,470
Financial Institutions, Inc.	15,590	365,118
First Bancorp(a)	13,915	255,340
First Bancorp, Inc.(a)	15,991	279,203
First Busey Corp.(a)	84,677	491,973
First Business Financial Services, Inc.	1,962	92,273
First Citizens BancShares, Inc. Class A	1,600	392,000
First Commonwealth Financial Corp.(a)	92,402	851,946
First Community Bancshares, Inc.	18,500	265,105
First Connecticut Bancorp, Inc.(a)	4,694	75,339
First Financial Bancorp(a)	70,680	1,216,403
First Financial Bankshares, Inc.(a)	35,329	1,108,271
First Financial Corp.(a)	12,133	390,561
First Interstate BancSystem, Inc.	13,271	360,706
First Merchants Corp.(a)	9,014	190,556
First Midwest Bancorp, Inc.(a)	23,225	395,522
Flushing Financial Corp.(a)	25,778	529,738
FNB Corp.(a)	215,892	2,767,735
Fulton Financial Corp.(a)	164,531	2,038,539
German American Bancorp, Inc.(a)	9,694	262,514
Glacier Bancorp, Inc.(a)	52,531	1,490,830
Great Southern Bancorp, Inc.(a)	11,583	371,235
Guaranty Bancorp(a)	5,076	70,556
Hanmi Financial Corp.(a)	13,675	288,269
Heartland Financial USA, Inc.(a)	8,599	212,653
Heritage Commerce Corp.(a)	13,112	107,125
Heritage Financial Corp.(a)	27,504	442,539
Home BancShares, Inc.(a)	17,825	585,017
Horizon Bancorp(a)	5,066	110,641
Hudson Valley Holding Corp.(a)	8,721	157,414
Iberiabank Corp.(a)	25,182	1,742,330
Independent Bank Corp.(a)	18,659	716,132
Independent Bank Group, Inc.	2,166	120,581
International Bancshares Corp.(a)	41,085	1,109,295
Lakeland Bancorp, Inc.(a)	30,998	334,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
Lakeland Financial Corp.(a)	11,515	$439,412
MainSource Financial Group, Inc.	13,021	224,612
MB Financial, Inc.(a)	29,276	791,916
Mercantile Bank Corp.(a)	10,552	241,430
Merchants Bancshares, Inc.(a)	7,489	239,498
MidSouth Bancorp, Inc.(a)	7,101	141,239
MidWestOne Financial Group, Inc.	5,520	132,425
National Bank Holdings Corp. Class A(a)	13,919	277,545
National Penn Bancshares, Inc.(a)	180,463	1,909,299
NBT Bancorp, Inc.(a)	49,056	1,178,325
Northrim BanCorp, Inc.	6,016	153,829
Old National Bancorp	94,105	1,343,819
Pacific Continental Corp.(a)	33,734	463,168
PacWest Bancorp(a)	36,121	1,559,344
Park National Corp.(a)	24,447	1,887,308
Park Sterling Corp.(a)	17,491	115,266
Peapack Gladstone Financial Corp.(a)	4,288	90,949
Penns Woods Bancorp, Inc.(a)	6,229	293,386
Peoples Bancorp, Inc.(a)	9,106	240,854
Pinnacle Financial Partners, Inc.(a)	12,018	474,471
PrivateBancorp, Inc.(a)	3,731	108,423
Renasant Corp.(a)	24,413	709,686
Republic Bancorp, Inc. Class A(a)	19,021	451,178
S&T Bancorp, Inc.(a)	26,279	653,033
Sandy Spring Bancorp, Inc.(a)	22,940	571,435
Sierra Bancorp(a)	9,086	143,559
Simmons First National Corp. Class A(a)	13,199	519,909
South State Corp.(a)	9,530	581,330
Southern National Bancorp of Virginia, Inc.(a)	10,840	120,974
Southside Bancshares, Inc.(a)	19,874	575,551
Sterling Bancorp(a)	52,954	635,448
Stock Yards Bancorp, Inc.	12,089	361,461
Susquehanna Bancshares, Inc.	167,233	1,765,981
Tompkins Financial Corp.(a)	16,634	801,426
TowneBank(a)	27,654	434,444
Trico Bancshares(a)	8,684	200,948
Trustmark Corp.(a)	78,902	1,948,090
Umpqua Holdings Corp.	125,314	2,245,627
Union Bankshares Corp.(a)	32,221	826,469
United Bankshares, Inc.(a)	71,758	2,319,936
Univest Corp. of Pennsylvania(a)	21,622	447,575
Valley National Bancorp(a)	454,676	4,505,839
ViewPoint Financial Group, Inc.(a)	25,944	698,153
Washington Trust Bancorp, Inc.(a)	16,328	600,381
WesBanco, Inc.(a)	26,208	813,496
West Bancorp, Inc.(a)	15,440	235,151
Westamerica Bancorp(a)	25,597	1,338,211
Wilshire Bancorp, Inc.	26,877	276,027
Wintrust Financial Corp.(a)	6,037	277,702

Total Banks		73,423,299

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated(a)	10,215	752,539

Biotechnology - 0.9%
PDL BioPharma, Inc.(a)	1,007,774	9,755,252

Building Products - 0.6%
AAON, Inc.(a)	24,131	808,871
Apogee Enterprises, Inc.(a)	28,615	997,519
Griffon Corp.(a)	56,572	701,493
Insteel Industries, Inc.(a)	11,015	216,445
Quanex Building Products Corp.	32,126	574,091
Simpson Manufacturing Co., Inc.	67,834	2,466,444
Universal Forest Products, Inc.(a)	16,421	792,642

Total Building Products		6,557,505

Capital Markets - 1.5%
Arlington Asset Investment Corp. Class A(a)	76,119	2,080,332
Artisan Partners Asset Management, Inc. Class A	18,707	1,060,313
BGC Partners, Inc. Class A	515,976	3,838,862
Calamos Asset Management, Inc. Class A(a)	33,811	452,729
Cohen & Steers, Inc.(a)	31,809	1,379,875
CorEnergy Infrastructure Trust, Inc.	59,593	441,584
Evercore Partners, Inc. Class A(a)	19,110	1,101,501
FXCM, Inc. Class A(a)	24,571	367,582
GAMCO Investors, Inc. Class A(a)	1,222	101,487
GFI Group, Inc.(a)	226,497	751,970
Greenhill & Co., Inc.(a)	29,901	1,472,624
Janus Capital Group, Inc.(a)	158,783	1,981,612
JMP Group, Inc.(a)	20,160	152,611
Manning & Napier, Inc.	18,489	319,120
Oppenheimer Holdings, Inc. Class A	9,783	234,694
Pzena Investment Management, Inc. Class A(a)	4,782	53,367
Westwood Holdings Group, Inc.(a)	9,404	564,616

Total Capital Markets		16,354,879

Chemicals - 3.0%
A. Schulman, Inc.	68,971	2,669,178
American Vanguard Corp.(a)	23,435	309,811
Balchem Corp.	11,175	598,533
Chase Corp.	12,740	434,944
FutureFuel Corp.(a)	123,472	2,048,401
Hawkins, Inc.(a)	21,366	793,533
Innophos Holdings, Inc.	74,194	4,271,349
Innospec, Inc.(a)	52,632	2,272,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
KMG Chemicals, Inc.(a)	8,246	$148,263
Koppers Holdings, Inc.(a)	44,125	1,687,781
Kronos Worldwide, Inc.(a)	431,729	6,765,193
Minerals Technologies, Inc.	12,046	789,977
Olin Corp.(a)	221,172	5,953,950
Quaker Chemical Corp.(a)	17,627	1,353,577
Stepan Co.(a)	23,174	1,224,978
Tredegar Corp.(a)	34,857	816,002
Zep, Inc.(a)	24,277	428,732

Total Chemicals		32,566,325

Commercial Services & Supplies - 7.2%
ABM Industries, Inc.(a)	121,314	3,273,052
Brady Corp. Class A(a)	128,194	3,829,155
Brink’s Co. (The)	57,188	1,613,845
CECO Environmental Corp.(a)	33,603	523,871
Courier Corp.(a)	54,039	806,262
Covanta Holding Corp.(a)	498,873	10,281,773
Deluxe Corp.(a)	101,459	5,943,468
Ennis, Inc.(a)	107,132	1,634,834
G&K Services, Inc. Class A	34,524	1,797,665
Healthcare Services Group, Inc.(a)	171,450	5,047,488
Herman Miller, Inc.(a)	101,644	3,073,715
HNI Corp.(a)	115,682	4,524,323
Interface, Inc.(a)	39,079	736,248
Intersections, Inc.(a)	210,712	1,036,703
Kimball International, Inc. Class B(a)	39,876	666,727
Knoll, Inc.(a)	137,011	2,374,401
McGrath RentCorp(a)	63,841	2,346,157
Mobile Mini, Inc.(a)	82,125	3,932,966
MSA Safety, Inc.(a)	90,232	5,186,535
Multi-Color Corp.(a)	8,818	352,808
Quad/Graphics, Inc.	158,243	3,539,896
Schawk, Inc.(a)	56,882	1,158,117
Steelcase, Inc. Class A	226,316	3,424,161
U.S. Ecology, Inc.	36,580	1,790,591
UniFirst Corp.(a)	2,178	230,868
United Stationers, Inc.(a)	50,501	2,094,276
Viad Corp.	29,615	706,022
West Corp.(a)	240,621	6,448,643

Total Commercial Services & Supplies		78,374,570

Communications Equipment - 0.9%
ADTRAN, Inc.(a)	79,636	1,796,588
Bel Fuse, Inc. Class B(a)	12,701	326,035
Black Box Corp.(a)	20,350	477,004
Comtech Telecommunications Corp.	57,213	2,135,761
InterDigital, Inc.(a)	51,570	2,465,046
PC-Tel, Inc.(a)	26,274	212,557
Plantronics, Inc.	39,447	1,895,428
TESSCO Technologies, Inc.	14,789	469,255

Total Communications Equipment		9,777,674

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.(a)	43,106	681,075
Granite Construction, Inc.(a)	62,219	2,238,640
Primoris Services Corp.(a)	24,634	710,444

Total Construction & Engineering		3,630,159

Consumer Finance - 0.1%
Asta Funding, Inc.*	6,328	52,206
Cash America International, Inc.(a)	4,078	181,186
Nelnet, Inc. Class A(a)	12,672	525,001

Total Consumer Finance		758,393

Containers & Packaging - 0.5%
Greif, Inc. Class A(a)	83,499	4,555,706
Myers Industries, Inc.(a)	61,456	1,234,651

Total Containers & Packaging		5,790,357

Distributors - 0.2%
Core-Mark Holding Co., Inc.(a)	28,028	1,278,918
Weyco Group, Inc.(a)	26,005	712,797

Total Distributors		1,991,715

Diversified Consumer Services - 0.6%
Carriage Services, Inc.	10,059	172,311
Collectors Universe, Inc.(a)	66,402	1,300,815
DeVry Education Group, Inc.	62,271	2,636,554
Lincoln Educational Services Corp.(a)	150,611	676,243
Matthews International Corp. Class A(a)	26,742	1,111,665
Universal Technical Institute, Inc.(a)	67,521	819,705

Total Diversified Consumer Services		6,717,293

Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.(a)	42,306	332,948
Interactive Brokers Group, Inc. Class A	29,112	678,019
Marlin Business Services Corp.	8,563	155,761
MicroFinancial, Inc.	17,243	133,288
Resource America, Inc. Class A(a)	14,121	132,031

Total Diversified Financial Services		1,432,047

Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.(a)	31,069	1,802,002
Cogent Communications Holdings, Inc.(a)	71,828	2,481,657
Consolidated Communications Holdings, Inc.(a)	328,765	7,311,734
Enventis Corp.(a)	63,223	1,001,452
Inteliquent, Inc.	71,765	995,381
Lumos Networks Corp.(a)	55,596	804,474

Total Diversified Telecommunication Services		14,396,700

Electric Utilities - 5.9%
ALLETE, Inc.(a)	156,530	8,037,816
El Paso Electric Co.(a)	125,200	5,034,292
Empire District Electric Co. (The)	193,732	4,975,038
MGE Energy, Inc.(a)	101,648	4,016,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
NRG Yield, Inc. Class A(a)	51,468	$2,678,909
Otter Tail Corp.(a)	148,334	4,493,037
PNM Resources, Inc.(a)	221,256	6,489,438
Portland General Electric Co.(a)	282,758	9,803,220
UIL Holdings Corp.(a)	259,047	10,027,709
Unitil Corp.(a)	62,578	2,117,014
UNS Energy Corp.(a)	120,629	7,287,198

Total Electric Utilities		64,959,783

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	7,252	105,009
AZZ, Inc.(a)	30,135	1,388,621
Encore Wire Corp.(a)	3,301	161,881
Franklin Electric Co., Inc.(a)	33,840	1,364,767
General Cable Corp.(a)	123,523	3,169,600
Global Power Equipment Group, Inc.(a)	32,251	521,176
LSI Industries, Inc.	64,476	514,519
Powell Industries, Inc.(a)	17,576	1,149,119
Preformed Line Products Co.(a)	5,928	319,104

Total Electrical Equipment		8,693,796

Electronic Equipment, Instruments & Components - 1.6%
AVX Corp.(a)	434,796	5,774,091
Badger Meter, Inc.(a)	19,038	1,002,351
CTS Corp.(a)	29,670	554,829
Daktronics, Inc.(a)	101,073	1,204,790
Electro Rent Corp.(a)	103,473	1,731,103
Electro Scientific Industries, Inc.(a)	97,613	664,745
Littelfuse, Inc.(a)	21,931	2,038,486
Mesa Laboratories, Inc.(a)	2,783	233,661
Methode Electronics, Inc.(a)	32,449	1,239,876
MTS Systems Corp.(a)	27,749	1,880,272
Park Electrochemical Corp.(a)	30,833	869,799
Richardson Electronics Ltd.(a)	24,268	254,086

Total Electronic Equipment, Instruments & Components		17,448,089

Energy Equipment & Services - 0.3%
Bolt Technology Corp.(a)	14,237	261,249
Gulf Island Fabrication, Inc.(a)	24,116	518,977
Gulfmark Offshore, Inc. Class A(a)	59,679	2,696,297

Total Energy Equipment & Services		3,476,523

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)(a)	20,380	1,051,200
Ingles Markets, Inc. Class A	33,183	874,372
SpartanNash Co.(a)	33,942	713,121
Village Super Market, Inc. Class A(a)	29,393	694,557
Weis Markets, Inc.(a)	62,683	2,866,494

Total Food & Staples Retailing		6,199,744

Food Products - 2.4%
Alico, Inc.(a)	8,901	333,698
B&G Foods, Inc.(a)	203,977	6,668,008
Cal-Maine Foods, Inc.(a)	11,082	823,614
Calavo Growers, Inc.(a)	35,517	1,201,540
Dean Foods Co.(a)	158,928	2,795,544
J&J Snack Foods Corp.(a)	13,796	1,298,480
Lancaster Colony Corp.(a)	50,135	4,770,847
Lifeway Foods, Inc.(a)	8,540	119,389
Limoneira Co.(a)	8,593	188,788
Sanderson Farms, Inc.(a)	25,947	2,522,048
Snyder’s-Lance, Inc.(a)	158,956	4,205,976
Tootsie Roll Industries, Inc.(a)	38,375	1,129,760

Total Food Products		26,057,692

Gas Utilities - 4.2%
Chesapeake Utilities Corp.(a)	25,208	1,798,087
Delta Natural Gas Co., Inc.(a)	23,034	505,827
Gas Natural, Inc.	72,209	761,083
Laclede Group, Inc. (The)(a)	122,603	5,952,376
New Jersey Resources Corp.(a)	155,526	8,889,866
Northwest Natural Gas Co.(a)	116,761	5,505,281
South Jersey Industries, Inc.(a)	104,081	6,287,533
Southwest Gas Corp.(a)	113,940	6,014,892
WGL Holdings, Inc.(a)	225,733	9,729,092

Total Gas Utilities		45,444,037

Health Care Equipment & Supplies - 1.0%
Analogic Corp.(a)	5,433	425,078
Atrion Corp.(a)	1,856	605,056
Cantel Medical Corp.(a)	10,696	391,688
CONMED Corp.(a)	54,315	2,398,007
CryoLife, Inc.(a)	28,605	256,015
Hill-Rom Holdings, Inc.(a)	80,086	3,324,370
Invacare Corp.(a)	7,112	130,647
LeMaitre Vascular, Inc.	22,526	186,290
Meridian Bioscience, Inc.(a)	124,439	2,568,421
Utah Medical Products, Inc.(a)	6,875	353,650

Total Health Care Equipment & Supplies		10,639,222

Health Care Providers & Services - 2.2%
Chemed Corp.(a)	18,682	1,750,877
Ensign Group, Inc. (The)(a)	12,860	399,689
Kindred Healthcare, Inc.	136,493	3,152,988
Landauer, Inc.(a)	40,522	1,701,924
National Healthcare Corp.(a)	34,818	1,959,905
Owens & Minor, Inc.(a)	169,999	5,776,566
Select Medical Holdings Corp.	541,055	8,440,458
U.S. Physical Therapy, Inc.	14,581	498,525

Total Health Care Providers & Services		23,680,932

Health Care Technology - 0.5%
Computer Programs & Systems, Inc.(a)	36,874	2,345,186
Quality Systems, Inc.	201,668	3,236,772

Total Health Care Technology		5,581,958

Hotels, Restaurants & Leisure - 2.1%
Bob Evans Farms, Inc.(a)	66,929	3,349,797
Churchill Downs, Inc.	17,700	1,594,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
DineEquity, Inc.(a)	68,278	$5,427,418
Einstein Noah Restaurant Group, Inc.	60,496	971,566
Frisch’s Restaurants, Inc.	14,919	352,088
International Speedway Corp. Class A(a)	17,442	580,470
Interval Leisure Group, Inc.(a)	82,044	1,800,045
Marcus Corp. (The)(a)	43,448	792,926
Papa John’s International, Inc.	49,656	2,104,918
Ruth’s Hospitality Group, Inc.	39,592	488,961
Speedway Motorsports, Inc.(a)	97,458	1,778,609
Texas Roadhouse, Inc.(a)	122,418	3,182,868

Total Hotels, Restaurants & Leisure		22,424,613

Household Durables - 1.0%
Bassett Furniture Industries, Inc.(a)	15,544	204,559
Blyth, Inc.(a)	29,114	226,507
CSS Industries, Inc.(a)	19,377	510,971
Ethan Allen Interiors, Inc.	39,396	974,657
Flexsteel Industries, Inc.(a)	15,350	511,922
Hooker Furniture Corp.(a)	23,899	385,730
KB Home(a)	47,122	880,239
La-Z-Boy, Inc.(a)	28,264	654,877
Lennar Corp. Class B(a)	15,298	543,538
Lifetime Brands, Inc.(a)	12,137	190,794
MDC Holdings, Inc.(a)	163,268	4,945,388
NACCO Industries, Inc. Class A(a)	10,027	507,366
Ryland Group, Inc. (The)(a)	13,352	526,603

Total Household Durables		11,063,151

Household Products - 0.3%
Oil-Dri Corp. of America(a)	10,312	315,238
Orchids Paper Products Co.(a)	36,195	1,159,688
WD-40 Co.	25,921	1,949,777

Total Household Products		3,424,703

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	27,581	795,160

Industrial Conglomerates - 0.1%
Raven Industries, Inc.(a)	42,058	1,393,802

Insurance - 1.3%
American Equity Investment Life Holding Co.(a)	15,654	385,088
AMERISAFE, Inc.(a)	4,817	195,907
Baldwin & Lyons, Inc. Class B	15,883	412,005
Crawford & Co. Class A	28,318	229,376
Crawford & Co. Class B(a)	12,750	128,520
Donegal Group, Inc. Class A(a)	22,548	344,984
EMC Insurance Group, Inc.	11,958	368,067
Employers Holdings, Inc.	8,417	178,272
FBL Financial Group, Inc. Class A	11,268	518,328
HCI Group, Inc.	8,938	362,883
Horace Mann Educators Corp.(a)	35,559	1,111,930
Independence Holding Co.(a)	3,153	44,552
Infinity Property & Casualty Corp.(a)	6,960	467,921
Investors Title Co.(a)	315	21,225
Kemper Corp.	46,610	1,718,045
Meadowbrook Insurance Group, Inc.(a)	20,557	147,805
National Interstate Corp.	11,779	330,048
National Western Life Insurance Co. Class A(a)	273	68,089
Primerica, Inc.(a)	20,054	959,584
RLI Corp.(a)	21,116	966,690
Safety Insurance Group, Inc.(a)	23,753	1,220,429
Selective Insurance Group, Inc.	37,199	919,559
State Auto Financial Corp.(a)	28,105	658,500
Stewart Information Services Corp.	2,661	82,518
Symetra Financial Corp.(a)	79,250	1,802,145
United Fire Group, Inc.(a)	22,678	664,919
Universal Insurance Holdings, Inc.(a)	32,714	424,301

Total Insurance		14,731,690

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.(a)	118,636	2,029,862
PetMed Express, Inc.(a)	87,435	1,178,624

Total Internet & Catalog Retail		3,208,486

Internet Software & Services - 0.7%
EarthLink Holdings Corp.(a)	408,543	1,519,780
j2 Global, Inc.(a)	100,898	5,131,672
Marchex, Inc. Class B(a)	49,581	595,964

Total Internet Software & Services		7,247,416

IT Services - 1.5%
Booz Allen Hamilton Holding Corp.(a)	323,684	6,875,048
Cass Information Systems, Inc.(a)	14,258	705,486
Computer Task Group, Inc.(a)	19,940	328,212
Convergys Corp.(a)	117,815	2,525,954
CSG Systems International, Inc.(a)	69,583	1,816,812
Forrester Research, Inc.	30,121	1,140,984
Hackett Group, Inc. (The)	48,244	288,017
Heartland Payment Systems, Inc.(a)	21,935	903,941
ManTech International Corp. Class A(a)	70,092	2,069,116

Total IT Services		16,653,570

Leisure Products - 0.5%
Arctic Cat, Inc.(a)	9,593	378,156
Callaway Golf Co.(a)	37,974	315,944
Escalade, Inc.	41,979	677,541
Johnson Outdoors, Inc. Class A	9,418	242,984
Marine Products Corp.(a)	47,650	395,495
Sturm Ruger & Co., Inc.(a)	61,977	3,657,263

Total Leisure Products		5,667,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
Machinery - 3.9%
Alamo Group, Inc.	6,018	$325,514
Albany International Corp. Class A	48,676	1,847,741
Altra Industrial Motion Corp.(a)	33,059	1,203,017
American Railcar Industries, Inc.(a)	47,540	3,221,786
Astec Industries, Inc.	24,797	1,088,092
Barnes Group, Inc.(a)	62,619	2,413,336
Briggs & Stratton Corp.(a)	108,326	2,216,350
CIRCOR International, Inc.	3,356	258,848
Douglas Dynamics, Inc.(a)	108,364	1,909,374
Dynamic Materials Corp.(a)	9,937	219,906
ESCO Technologies, Inc.	25,395	879,683
FreightCar America, Inc.(a)	11,819	295,948
Global Brass & Copper Holdings, Inc.	18,677	315,641
Gorman-Rupp Co. (The)	31,747	1,122,891
Graham Corp.(a)	3,386	117,867
Hardinge, Inc.(a)	8,096	102,414
Harsco Corp.(a)	245,897	6,548,237
Hillenbrand, Inc.(a)	172,238	5,618,404
Hurco Cos., Inc.(a)	4,995	140,859
Hyster-Yale Materials Handling, Inc.(a)	13,811	1,222,826
John Bean Technologies Corp.(a)	37,144	1,151,093
Kadant, Inc.	14,478	556,679
L.B. Foster Co. Class A(a)	2,768	149,804
Lindsay Corp.(a)	8,013	676,858
Miller Industries, Inc.(a)	33,009	679,325
Mueller Industries, Inc.	46,776	1,375,682
Mueller Water Products, Inc. Class A	123,226	1,064,673
NN, Inc.	20,250	517,995
Standex International Corp.(a)	8,714	649,019
Sun Hydraulics Corp.(a)	23,689	961,773
Tennant Co.(a)	20,694	1,579,366
Titan International, Inc.(a)	7,235	121,693
Twin Disc, Inc.(a)	15,364	507,780
Watts Water Technologies, Inc. Class A(a)	25,137	1,551,707

Total Machinery		42,612,181

Marine - 0.3%
International Shipholding Corp.	27,472	629,658
Matson, Inc.(a)	110,569	2,967,672

Total Marine		3,597,330

Media - 2.4%
A.H. Belo Corp. Class A(a)	82,518	977,839
Harte-Hanks, Inc.(a)	276,567	1,988,517
Meredith Corp.(a)	120,317	5,818,530
National CineMedia, Inc.	277,324	4,855,943
New York Times Co. (The) Class A(a)	165,753	2,521,103
Nexstar Broadcasting Group, Inc. Class A(a)	28,720	1,482,239
Salem Communications Corp. Class A(a)	42,048	397,774
Scholastic Corp.(a)	63,524	2,165,533
Sinclair Broadcast Group, Inc. Class A(a)	130,999	4,552,215
World Wrestling Entertainment, Inc. Class A(a)	98,915	1,180,056

Total Media		25,939,749

Metals & Mining - 2.9%
Ampco-Pittsburgh Corp.(a)	40,192	922,005
Commercial Metals Co.	286,047	4,951,474
Compass Minerals International, Inc.(a)	96,581	9,246,665
Globe Specialty Metals, Inc.(a)	118,862	2,469,952
Gold Resource Corp.(a)	409,754	2,073,355
Haynes International, Inc.(a)	20,700	1,171,413
Hecla Mining Co.(a)	133,361	460,095
Kaiser Aluminum Corp.(a)	32,962	2,401,941
Materion Corp.(a)	24,652	911,877
Noranda Aluminum Holding Corp.	112,560	397,337
Olympic Steel, Inc.(a)	3,482	86,180
Schnitzer Steel Industries, Inc. Class A(a)	67,002	1,746,742
Synalloy Corp.(a)	14,238	233,788
U.S. Silica Holdings, Inc.	83,977	4,655,685
Walter Energy, Inc.(a)	16,427	89,527

Total Metals & Mining		31,818,036

Multi-Utilities - 2.2%
Avista Corp.(a)	262,620	8,803,022
Black Hills Corp.(a)	130,935	8,038,100
NorthWestern Corp.(a)	135,153	7,053,635

Total Multi-Utilities		23,894,757

Multiline Retail - 0.1%
Bon-Ton Stores, Inc. (The)(a)	19,565	201,715
Fred’s, Inc. Class A(a)	50,176	767,191

Total Multiline Retail		968,906

Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.(a)	5,925	462,920
Alon USA Energy, Inc.(a)	110,217	1,371,099
Arch Coal, Inc.(a)	614,680	2,243,582
Comstock Resources, Inc.(a)	142,028	4,096,088
Delek U.S. Holdings, Inc.	114,432	3,230,415
Evolution Petroleum Corp.	94,716	1,037,140
EXCO Resources, Inc.(a)	908,440	5,350,712
Green Plains, Inc.(a)	28,950	951,587
Panhandle Oil and Gas, Inc. Class A(a)	8,082	452,834
PBF Energy, Inc. Class A	155,199	4,136,053
W&T Offshore, Inc.	199,391	3,264,031

Total Oil, Gas & Consumable Fuels		26,596,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
Paper & Forest Products - 0.8%
Deltic Timber Corp.(a)	7,531	$455,023
Neenah Paper, Inc.	29,882	1,588,228
PH Glatfelter Co.(a)	62,967	1,670,515
Schweitzer-Mauduit International, Inc.	91,037	3,974,675
Wausau Paper Corp.(a)	46,616	504,385

Total Paper & Forest Products		8,192,826

Personal Products - 0.3%
Coty, Inc. Class A(a)	110,020	1,884,643
Inter Parfums, Inc.(a)	42,264	1,248,901

Total Personal Products		3,133,544

Professional Services - 1.1%
Acacia Research Corp.(a)	185,475	3,292,181
Barrett Business Services, Inc.	5,957	279,979
CDI Corp.(a)	58,042	836,385
Corporate Executive Board Co. (The)	40,581	2,768,436
Exponent, Inc.(a)	10,475	776,302
Heidrick & Struggles International, Inc.	50,376	931,956
Insperity, Inc.(a)	51,719	1,706,727
Kelly Services, Inc. Class A(a)	28,528	489,826
Resources Connection, Inc.(a)	82,675	1,083,869
VSE Corp.	4,187	294,430

Total Professional Services		12,460,091

Real Estate Investment Trusts (REITs) - 14.3%
Acadia Realty Trust(a)	69,568	1,954,165
Agree Realty Corp.	26,917	813,701
Alexander’s, Inc.(a)	6,056	2,237,510
American Assets Trust, Inc.	38,741	1,338,501
American Realty Capital Properties, Inc.(a)	458,403	5,743,790
AmREIT, Inc.(a)	34,053	623,170
Ashford Hospitality Trust, Inc.(a)	163,890	1,891,291
Associated Estates Realty Corp.(a)	96,709	1,742,696
Aviv REIT, Inc.(a)	78,629	2,214,979
Brandywine Realty Trust	236,565	3,690,414
Campus Crest Communities, Inc.(a)	158,766	1,374,914
Cedar Realty Trust, Inc.(a)	84,035	525,219
Chambers Street Properties(a)	534,436	4,296,865
Chatham Lodging Trust(a)	38,885	851,581
Chesapeake Lodging Trust(a)	73,349	2,217,340
CoreSite Realty Corp.(a)	25,950	858,166
Corporate Office Properties Trust(a)	142,704	3,968,598
Cousins Properties, Inc.(a)	114,576	1,426,471
CubeSmart(a)	134,804	2,469,609
CyrusOne, Inc.(a)	21,794	542,671
DCT Industrial Trust, Inc.(a)	430,579	3,535,054
DiamondRock Hospitality Co.(a)	203,917	2,614,216
DuPont Fabros Technology, Inc.(a)	94,082	2,536,451
EastGroup Properties, Inc.(a)	39,689	2,549,224
Education Realty Trust, Inc.(a)	200,686	2,155,368
Excel Trust, Inc.(a)	99,766	1,329,881
FelCor Lodging Trust, Inc.(a)	45,110	474,106
First Industrial Realty Trust, Inc.	74,661	1,406,613
First Potomac Realty Trust(a)	106,323	1,394,958
Franklin Street Properties Corp.(a)	218,172	2,744,604
Geo Group, Inc. (The)	168,691	6,027,329
Getty Realty Corp.(a)	50,109	956,080
Gladstone Commercial Corp.(a)	42,895	766,534
Glimcher Realty Trust(a)	216,665	2,346,482
Government Properties Income Trust(a)	131,461	3,337,795
Healthcare Realty Trust, Inc.	184,384	4,687,041
Healthcare Trust of America, Inc. Class A	359,550	4,328,982
Hersha Hospitality Trust(a)	300,067	2,013,450
Hudson Pacific Properties, Inc.(a)	44,956	1,139,185
Inland Real Estate Corp.(a)	190,313	2,023,027
Investors Real Estate Trust	213,702	1,968,195
Kite Realty Group Trust(a)	165,542	1,016,428
LTC Properties, Inc.	67,494	2,634,966
Mack-Cali Realty Corp.(a)	170,290	3,657,829
Medical Properties Trust, Inc.(a)	375,520	4,971,885
Monmouth Real Estate Investment Corp. Class A	100,218	1,006,189
National Health Investors, Inc.(a)	48,897	3,058,996
One Liberty Properties, Inc.(a)	35,985	767,920
Parkway Properties, Inc.	101,998	2,106,259
Pebblebrook Hotel Trust(a)	46,812	1,730,171
Pennsylvania Real Estate Investment Trust	99,318	1,869,165
Physicians Realty Trust	23,687	340,856
Post Properties, Inc.(a)	55,186	2,950,244
Potlatch Corp.	41,945	1,736,523
Preferred Apartment Communities, Inc. Class A	40,331	357,736
PS Business Parks, Inc.	22,079	1,843,376
Ramco-Gershenson Properties Trust(a)	112,340	1,867,091
Retail Opportunity Investments Corp.(a)	101,022	1,589,076
Rouse Properties, Inc.(a)	42,628	729,365
Ryman Hospitality Properties, Inc.(a)	84,022	4,045,659
Sabra Health Care REIT, Inc.	68,687	1,972,004
Saul Centers, Inc.	21,412	1,040,623
Select Income REIT	117,947	3,495,949
Silver Bay Realty Trust Corp.(a)	3,295	53,774
Sovran Self Storage, Inc.	36,541	2,822,792
STAG Industrial, Inc.(a)	92,811	2,228,392
Summit Hotel Properties, Inc.(a)	152,996	1,621,758
Sun Communities, Inc.(a)	75,012	3,738,598
Sunstone Hotel Investors, Inc.	94,833	1,415,857
Terreno Realty Corp.(a)	25,349	489,996
UMH Properties, Inc.(a)	53,085	532,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
Universal Health Realty Income Trust(a)	26,783	$1,164,525
Urstadt Biddle Properties, Inc. Class A(a)	43,955	917,780
Washington Real Estate Investment Trust(a)	118,477	3,078,032
Whitestone REIT(a)	64,838	966,735
Winthrop Realty Trust(a)	72,682	1,115,669

Total Real Estate Investment Trusts (REITs)		156,050,886

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.(a)	6,363	263,746
Consolidated-Tomoka Land Co.(a)	295	13,541
Gladstone Land Corp.(a)	19,525	253,630
Griffin Land & Nurseries, Inc.(a)	3,388	99,946
Kennedy-Wilson Holdings, Inc.(a)	37,449	1,004,382

Total Real Estate Management & Development		1,635,245

Road & Rail - 0.9%
ArcBest Corp.(a)	9,615	418,349
Celadon Group, Inc.(a)	9,372	199,811
Con-way, Inc.(a)	58,004	2,923,982
Heartland Express, Inc.(a)	36,695	783,071
Knight Transportation, Inc.(a)	105,292	2,502,791
Marten Transport Ltd.(a)	16,933	378,452
Universal Truckload Services, Inc.	29,694	753,040
Werner Enterprises, Inc.(a)	57,681	1,529,123

Total Road & Rail		9,488,619

Semiconductors & Semiconductor Equipment - 1.8%
Brooks Automation, Inc.(a)	205,549	2,213,763
Cohu, Inc.(a)	62,422	667,916
Intersil Corp. Class A(a)	540,517	8,080,729
IXYS Corp.	29,663	365,448
Micrel, Inc.(a)	116,912	1,318,767
MKS Instruments, Inc.(a)	114,865	3,588,383
Power Integrations, Inc.	17,598	1,012,589
Tessera Technologies, Inc.(a)	111,954	2,471,944

Total Semiconductors & Semiconductor Equipment		19,719,539

Software - 1.6%
American Software, Inc. Class A(a)	99,897	986,982
Blackbaud, Inc.(a)	62,569	2,236,216
Compuware Corp.	972,455	9,714,825
Digimarc Corp.(a)	16,016	522,122
Ebix, Inc.(a)	80,763	1,155,719
Epiq Systems, Inc.	81,171	1,140,453
Fair Isaac Corp.(a)	4,704	299,927
Monotype Imaging Holdings, Inc.	32,124	904,933
Pegasystems, Inc.	18,602	392,874
QAD, Inc. Class A(a)	21,975	468,507

Total Software		17,822,558

Specialty Retail - 2.2%
Aaron’s, Inc.(a)	22,670	807,959
bebe stores, Inc.(a)	152,079	463,841
Big 5 Sporting Goods Corp.(a)	50,060	614,236
Brown Shoe Co., Inc.	45,080	1,289,739
Cato Corp. (The) Class A(a)	19,507	602,766
Destination Maternity Corp.(a)	33,073	753,072
Finish Line, Inc. (The) Class A	52,873	1,572,443
Group 1 Automotive, Inc.(a)	23,818	2,008,096
Haverty Furniture Cos., Inc.	20,884	524,815
Lithia Motors, Inc. Class A(a)	17,533	1,649,329
Men’s Wearhouse, Inc. (The)(a)	67,063	3,742,115
Monro Muffler Brake, Inc.(a)	26,177	1,392,355
Pier 1 Imports, Inc.(a)	101,061	1,557,350
Rent-A-Center, Inc.(a)	133,716	3,834,975
Shoe Carnival, Inc.(a)	17,436	360,053
Sonic Automotive, Inc. Class A(a)	16,740	446,623
Stage Stores, Inc.(a)	73,511	1,373,921
Stein Mart, Inc.(a)	66,204	919,574
Winmark Corp.(a)	1,229	85,575

Total Specialty Retail		23,998,837

Technology Hardware, Storage & Peripherals - 1.9%
Diebold, Inc.(a)	226,891	9,114,212
Lexmark International, Inc. Class A(a)	226,615	10,913,778
TransAct Technologies, Inc.	17,912	185,568

Total Technology Hardware, Storage & Peripherals		20,213,558

Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	23,749	360,747
Columbia Sportswear Co.	47,309	3,910,089
Culp, Inc.	9,972	173,612
Movado Group, Inc.	13,465	561,086
Oxford Industries, Inc.(a)	15,534	1,035,652
R.G. Barry Corp.	20,820	394,539
Rocky Brands, Inc.	20,520	292,000
Superior Uniform Group, Inc.(a)	21,013	340,621

Total Textiles, Apparel & Luxury Goods		7,068,346

Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp.(a)	40,514	544,913
Bank Mutual Corp.(a)	26,464	153,491
BankFinancial Corp.(a)	4,657	51,972
Berkshire Hills Bancorp, Inc.(a)	23,580	547,528
Brookline Bancorp, Inc.(a)	91,143	854,010
Cape Bancorp, Inc.	9,854	105,733
Capitol Federal Financial, Inc.(a)	127,591	1,551,507
Clifton Bancorp, Inc.	16,735	212,033
Dime Community Bancshares, Inc.(a)	42,981	678,670
ESB Financial Corp.(a)	16,915	218,880
ESSA Bancorp, Inc.(a)	7,514	83,631
EverBank Financial Corp.(a)	27,481	554,017
Federal Agricultural Mortgage Corp. Class C(a)	4,497	139,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2014

Investments	Shares	Value
First Defiance Financial Corp.(a)	5,168	$148,322
First Financial Northwest, Inc.(a)	8,474	92,112
Fox Chase Bancorp, Inc.(a)	7,484	126,180
Heritage Financial Group, Inc.(a)	2,785	55,227
Hingham Institution for Savings(a)	976	77,494
Meta Financial Group, Inc.	2,757	110,280
Northfield Bancorp, Inc.(a)	36,233	475,015
Northwest Bancshares, Inc.(a)	116,206	1,576,915
OceanFirst Financial Corp.(a)	15,921	263,652
Oritani Financial Corp.	69,988	1,077,115
Provident Financial Holdings, Inc.(a)	9,170	133,332
Provident Financial Services, Inc.	66,797	1,156,924
Pulaski Financial Corp.(a)	13,307	151,700
Radian Group, Inc.(a)	4,280	63,387
SI Financial Group, Inc.	4,461	51,346
Simplicity Bancorp, Inc.	5,672	98,976
Territorial Bancorp, Inc.(a)	8,331	173,951
TrustCo Bank Corp.(a)	119,277	796,770
United Financial Bancorp, Inc.	46,963	636,349
Washington Federal, Inc.	61,258	1,374,017
Westfield Financial, Inc.(a)	23,994	178,995
WSFS Financial Corp.(a)	1,964	144,688

Total Thrifts & Mortgage Finance		14,658,899

Tobacco - 2.1%
Universal Corp.(a)	90,006	4,981,832
Vector Group Ltd.(a)	877,352	18,143,639

Total Tobacco		23,125,471

Trading Companies & Distributors - 2.1%
Aceto Corp.(a)	30,054	545,179
Applied Industrial Technologies, Inc.	81,938	4,156,715
GATX Corp.(a)	113,207	7,578,077
Houston Wire & Cable Co.(a)	62,993	781,743
Kaman Corp.(a)	45,493	1,943,916
TAL International Group, Inc.*(a)	172,903	7,669,977

Total Trading Companies & Distributors		22,675,607

Water Utilities - 1.1%
American States Water Co.(a)	110,063	3,657,393
Artesian Resources Corp. Class A(a)	29,696	667,566
California Water Service Group(a)	137,393	3,324,910
Connecticut Water Service, Inc.(a)	31,826	1,077,947
Middlesex Water Co.(a)	59,694	1,264,319
SJW Corp.(a)	50,889	1,384,181
York Water Co.(a)	34,517	718,644

Total Water Utilities		12,094,960

Wireless Telecommunication Services - 0.4%
NTELOS Holdings Corp.(a)	181,961	2,267,234
Shenandoah Telecommunications Co.(a)	37,284	1,135,671
USA Mobility, Inc.	81,148	1,249,679

Total Wireless Telecommunication Services		4,652,584

TOTAL COMMON STOCKS (Cost: $926,249,013)		1,087,894,666

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $1,842,178)	25,950	2,119,077

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.5%

United States - 30.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $333,163,111)(d)	333,163,111	333,163,111

TOTAL INVESTMENTS IN SECURITIES - 130.3% (Cost: $1,261,254,302)		1,423,176,854
Liabilities in Excess of Cash and Other Assets - (30.3)%		(330,820,018)

NET ASSETS - 100.0%		$1,092,356,836

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $326,782,986 and the total market value of the collateral held by the Fund was $335,219,349. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,056,238.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.8%
AAR Corp.(a)	21,827	$601,552
American Science & Engineering, Inc.(a)	3,346	232,848
Astronics Corp.*(a)	7,604	429,246
CPI Aerostructures, Inc.*(a)	4,038	51,162
Cubic Corp.(a)	23,253	1,034,991
Ducommun, Inc.*	9,204	240,501
Engility Holdings, Inc.*	24,686	944,486
Erickson, Inc.*(a)	7,902	128,407
GenCorp, Inc.*(a)	126,369	2,413,648
LMI Aerospace, Inc.*(a)	7,791	101,906
National Presto Industries, Inc.(a)	5,462	397,852
Orbital Sciences Corp.*	41,305	1,220,563
Sparton Corp.*	8,605	238,703
Taser International, Inc.*(a)	14,912	198,330

Total Aerospace & Defense		8,234,195

Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc.*(a)	61,350	513,500
Atlas Air Worldwide Holdings, Inc.*(a)	43,771	1,612,961
Echo Global Logistics, Inc.*(a)	10,605	203,298
Forward Air Corp.	18,880	903,408
Hub Group, Inc. Class A*(a)	27,655	1,393,812
Park-Ohio Holdings Corp.(a)	9,875	573,836

Total Air Freight & Logistics		5,200,815

Airlines - 0.5%
Hawaiian Holdings, Inc.*(a)	56,572	775,602
Republic Airways Holdings, Inc.*(a)	70,780	767,255
SkyWest, Inc.(a)	63,952	781,494

Total Airlines		2,324,351

Auto Components - 3.0%
American Axle & Manufacturing Holdings, Inc.*	282,947	5,344,869
Cooper Tire & Rubber Co.(a)	163,051	4,891,530
Cooper-Standard Holding, Inc.*	11,163	738,544
Drew Industries, Inc.	12,737	636,977
Gentherm, Inc.*	14,306	635,902
Modine Manufacturing Co.*(a)	3,818	60,095
Standard Motor Products, Inc.(a)	20,040	895,187
Stoneridge, Inc.*(a)	19,577	209,866
Strattec Security Corp.	2,839	183,087
Superior Industries International, Inc.(a)	14,321	295,299

Total Auto Components		13,891,356

Automobiles - 0.1%
Winnebago Industries, Inc.*(a)	10,393	261,696

Banks - 10.8%
1st Source Corp.(a)	20,123	616,166
1st United Bancorp, Inc.(a)	10,620	91,544
Access National Corp.(a)	10,185	154,405
American National Bankshares, Inc.(a)	9,046	196,570
Ameris Bancorp*	14,751	318,032
Arrow Financial Corp.	12,365	320,748
BancFirst Corp.(a)	9,082	562,176
Bancorp, Inc.*(a)	21,228	252,826
Bank of Kentucky Financial Corp.(a)	7,439	258,803
Banner Corp.(a)	16,345	647,752
BBCN Bancorp, Inc.(a)	77,278	1,232,584
Boston Private Financial Holdings, Inc.(a)	42,038	564,991
Bridge Bancorp, Inc.(a)	7,260	174,167
Bridge Capital Holdings*(a)	9,419	228,034
Bryn Mawr Bank Corp.(a)	12,127	353,138
C&F Financial Corp.	4,902	176,423
Camden National Corp.(a)	7,720	299,227
Capital Bank Financial Corp. Class A*	20,522	484,524
Cardinal Financial Corp.(a)	28,968	534,749
Centerstate Banks, Inc.(a)	18,230	204,176
Chemical Financial Corp.(a)	25,427	713,990
City Holding Co.	14,766	666,242
CNB Financial Corp.(a)	12,222	205,330
CoBiz Financial, Inc.(a)	33,519	361,000
Columbia Banking System, Inc.(a)	28,650	753,782
Community Bank System, Inc.(a)	30,599	1,107,684
Community Trust Bancorp, Inc.(a)	17,298	591,934
ConnectOne Bancorp, Inc.(a)	12,959	348,847
Customers Bancorp, Inc.*(a)	26,014	520,540
Enterprise Bancorp, Inc.	7,385	152,353
Enterprise Financial Services Corp.	17,933	323,870
Farmers Capital Bank Corp.*(a)	8,062	182,121
Fidelity Southern Corp.(a)	22,319	289,924
Financial Institutions, Inc.(a)	15,720	368,162
First Bancorp, Inc.(a)	8,897	155,342
First Busey Corp.(a)	59,250	344,243
First Commonwealth Financial Corp.(a)	69,137	637,443
First Community Bancshares, Inc.	17,016	243,839
First Connecticut Bancorp, Inc.(a)	4,814	77,265
First Financial Bancorp(a)	50,826	874,716
First Financial Corp.(a)	12,593	405,369
First Interstate BancSystem, Inc.	39,476	1,072,958
First Merchants Corp.(a)	27,217	575,367
First Midwest Bancorp, Inc.(a)	62,014	1,056,098
First NBC Bank Holding Co.*	14,983	502,080
Flushing Financial Corp.(a)	25,433	522,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
German American Bancorp, Inc.(a)	12,900	$349,332
Great Southern Bancorp, Inc.(a)	11,319	362,774
Hanmi Financial Corp.(a)	29,701	626,097
Heartland Financial USA, Inc.(a)	15,169	375,129
Heritage Financial Corp.(a)	23,254	374,157
HomeTrust Bancshares, Inc.*(a)	10,565	166,610
Horizon Bancorp(a)	10,348	226,000
Hudson Valley Holding Corp.(a)	9,289	167,666
Independent Bank Corp.(a)	19,535	749,753
Independent Bank Group, Inc.(a)	6,347	353,338
Intervest Bancshares Corp.(a)	21,711	168,043
Lakeland Bancorp, Inc.(a)	30,258	326,790
Lakeland Financial Corp.(a)	14,821	565,569
MainSource Financial Group, Inc.	22,835	393,904
Mercantile Bank Corp.(a)	9,173	209,878
Merchants Bancshares, Inc.(a)	6,904	220,790
Metro Bancorp, Inc.*	11,100	256,632
MidSouth Bancorp, Inc.(a)	9,300	184,977
MidWestOne Financial Group, Inc.(a)	8,156	195,662
National Bank Holdings Corp. Class A(a)	6,743	134,455
National Penn Bancshares, Inc.(a)	75,128	794,854
NBT Bancorp, Inc.(a)	32,047	769,769
NewBridge Bancorp*(a)	23,382	188,459
Northrim BanCorp, Inc.(a)	5,786	147,948
OFG Bancorp	43,334	797,779
Old National Bancorp	97,139	1,387,145
OmniAmerican Bancorp, Inc.	3,828	95,700
Pacific Continental Corp.	12,432	170,691
Pacific Premier Bancorp, Inc.*	9,016	127,035
Park National Corp.(a)	10,807	834,300
Park Sterling Corp.	26,074	171,828
Penns Woods Bancorp, Inc.(a)	3,948	185,951
Peoples Bancorp, Inc.(a)	11,132	294,441
Pinnacle Financial Partners, Inc.(a)	25,154	993,080
Preferred Bank*	12,563	296,989
Renasant Corp.	14,895	432,998
Republic Bancorp, Inc. Class A(a)	12,269	291,021
S&T Bancorp, Inc.(a)	27,675	687,724
Sandy Spring Bancorp, Inc.(a)	24,227	603,495
Sierra Bancorp(a)	10,325	163,135
Simmons First National Corp. Class A(a)	11,559	455,309
South State Corp.	9,087	554,307
Southside Bancshares, Inc.(a)	20,266	586,903
Southwest Bancorp, Inc.	10,646	181,621
Sterling Bancorp(a)	28,558	342,696
Stock Yards Bancorp, Inc.(a)	12,741	380,956
Suffolk Bancorp*	7,089	158,156
Taylor Capital Group, Inc.*(a)	21,832	466,768
Tompkins Financial Corp.(a)	11,546	556,286
TowneBank(a)	22,768	357,685
Trico Bancshares(a)	14,099	326,251
Tristate Capital Holdings, Inc.*	11,074	156,476
Union Bankshares Corp.	37,152	952,949
United Bankshares, Inc.(a)	53,144	1,718,146
United Community Banks, Inc.(a)	136,167	2,229,054
Univest Corp. of Pennsylvania(a)	15,640	323,748
ViewPoint Financial Group, Inc.(a)	19,489	524,449
Washington Trust Bancorp, Inc.(a)	13,065	480,400
WesBanco, Inc.(a)	29,133	904,288
West Bancorp, Inc.(a)	12,923	196,817
Westamerica Bancorp(a)	18,837	984,798
Wilshire Bancorp, Inc.(a)	69,138	710,047

Total Banks		50,114,190

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	6,108	449,976
Craft Brew Alliance, Inc.*(a)	1,325	14,655

Total Beverages		464,631

Biotechnology - 1.9%
Acorda Therapeutics, Inc.*(a)	71,775	2,419,535
BioSpecifics Technologies Corp.*	2,883	77,726
Emergent Biosolutions, Inc.*(a)	20,468	459,711
Hyperion Therapeutics, Inc.*	5,601	146,186
Insys Therapeutics, Inc.*(a)	8,960	279,821
Ligand Pharmaceuticals, Inc.*(a)	3,205	199,640
Organovo Holdings, Inc.*(a)	25,786	215,313
PDL BioPharma, Inc.(a)	448,041	4,337,037
Repligen Corp.*(a)	26,409	601,861

Total Biotechnology		8,736,830

Building Products - 0.7%
AAON, Inc.(a)	18,446	618,310
American Woodmark Corp.*(a)	7,331	233,639
Apogee Enterprises, Inc.(a)	9,407	327,928
Gibraltar Industries, Inc.*(a)	12,110	187,826
Griffon Corp.(a)	9,494	117,726
Insteel Industries, Inc.(a)	9,413	184,965
Patrick Industries, Inc.*	11,867	552,883
PGT, Inc.*	33,991	287,904
Trex Co., Inc.*(a)	6,341	182,748
Universal Forest Products, Inc.(a)	9,635	465,081

Total Building Products		3,159,010

Capital Markets - 1.4%
Calamos Asset Management, Inc. Class A(a)	17,324	231,968
CorEnergy Infrastructure Trust, Inc.	5,000	37,050
Diamond Hill Investment Group, Inc.(a)	2,459	314,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
FXCM, Inc. Class A(a)	14,168	$211,953
Greenhill & Co., Inc.(a)	11,776	579,968
HFF, Inc. Class A	27,263	1,013,911
INTL FCStone, Inc.*(a)	18,510	368,719
Investment Technology Group, Inc.*(a)	10,331	174,387
JMP Group, Inc.(a)	9,738	73,717
Manning & Napier, Inc.	1,255	21,661
Oppenheimer Holdings, Inc. Class A(a)	11,446	274,590
Piper Jaffray Cos.*(a)	12,937	669,749
Walter Investment Management Corp.*(a)	78,404	2,334,871
Westwood Holdings Group, Inc.	4,289	257,512

Total Capital Markets		6,564,119

Chemicals - 2.3%
A. Schulman, Inc.	14,962	579,029
American Vanguard Corp.(a)	28,451	376,122
Calgon Carbon Corp.*(a)	32,892	734,478
Chase Corp.(a)	4,337	148,065
Flotek Industries, Inc.*(a)	36,249	1,165,768
FutureFuel Corp.(a)	51,645	856,791
Hawkins, Inc.(a)	6,463	240,036
Innophos Holdings, Inc.	13,208	760,385
Innospec, Inc.	20,685	892,971
Intrepid Potash, Inc.*(a)	44,005	737,524
KMG Chemicals, Inc.(a)	7,182	129,132
Koppers Holdings, Inc.(a)	18,704	715,428
Landec Corp.*	17,340	216,577
LSB Industries, Inc.*(a)	3,867	161,138
OMNOVA Solutions, Inc.*(a)	19,398	176,328
Penford Corp.*(a)	4,619	59,262
Quaker Chemical Corp.	10,651	817,890
Stepan Co.	17,344	916,804
Trecora Resources*	14,101	166,956
Tredegar Corp.(a)	19,618	459,257
Zep, Inc.(a)	12,472	220,255

Total Chemicals		10,530,196

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	45,099	1,216,771
ACCO Brands Corp.*(a)	24,474	156,878
Brink’s Co. (The)	51,944	1,465,860
CECO Environmental Corp.(a)	8,753	136,459
Courier Corp.(a)	9,218	137,533
Ennis, Inc.(a)	25,140	383,636
Fuel Tech, Inc.*(a)	7,232	40,788
G&K Services, Inc. Class A	11,639	606,043
Heritage-Crystal Clean, Inc.*(a)	1,476	28,974
InnerWorkings, Inc.*(a)	113,833	967,581
Interface, Inc.	29,359	553,124
Intersections, Inc.(a)	8,494	41,790
Kimball International, Inc. Class B(a)	21,816	364,764
Knoll, Inc.(a)	33,787	585,529
McGrath RentCorp(a)	16,264	597,702
Multi-Color Corp.(a)	12,526	501,165
Performant Financial Corp.*(a)	50,664	511,706
SP Plus Corp.*	662	14,160
Team, Inc.*(a)	10,907	447,405
U.S. Ecology, Inc.	11,577	566,694
Viad Corp.	3,334	79,483

Total Commercial Services & Supplies		9,404,045

Communications Equipment - 0.9%
ADTRAN, Inc.(a)	18,319	413,277
Bel Fuse, Inc. Class B(a)	4,507	115,695
Black Box Corp.	16,364	383,572
CalAmp Corp.*(a)	24,378	528,028
Clearfield, Inc.*(a)	3,468	58,228
Comtech Telecommunications Corp.	7,490	279,602
Digi International, Inc.*(a)	7,739	72,901
Harmonic, Inc.*	62,184	463,893
Ixia*(a)	21,508	245,836
KVH Industries, Inc.*(a)	7,275	94,793
NETGEAR, Inc.*(a)	29,352	1,020,569
Numerex Corp. Class A*(a)	1,660	19,073
Oplink Communications, Inc.*(a)	9,056	153,680
Ruckus Wireless, Inc.*(a)	2,800	33,348
TESSCO Technologies, Inc.(a)	6,441	204,373

Total Communications Equipment		4,086,868

Construction & Engineering - 1.5%
Aegion Corp.*(a)	31,526	733,610
Ameresco, Inc. Class A*(a)	10,773	75,734
Argan, Inc.(a)	16,687	622,258
Comfort Systems USA, Inc.	18,968	299,694
Dycom Industries, Inc.*(a)	21,839	683,779
Furmanite Corp.*(a)	19,241	223,965
MYR Group, Inc.*(a)	21,183	536,565
Northwest Pipe Co.*	8,526	343,854
Pike Corp.*(a)	39,714	355,838
Primoris Services Corp.(a)	32,719	943,616
Tutor Perini Corp.*	61,578	1,954,486

Total Construction & Engineering		6,773,399

Construction Materials - 0.1%
Headwaters, Inc.*(a)	12,829	178,195
United States Lime & Minerals, Inc.(a)	4,047	262,245

Total Construction Materials		440,440

Consumer Finance - 1.5%
Cash America International, Inc.(a)	60,285	2,678,463
Encore Capital Group, Inc.*(a)	23,392	1,062,465
EZCORP, Inc. Class A*(a)	122,056	1,409,747
Green Dot Corp. Class A*	23,174	439,842
Regional Management Corp.*(a)	11,870	183,629
World Acceptance Corp.*(a)	17,721	1,346,087

Total Consumer Finance		7,120,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
Containers & Packaging - 0.1%
AEP Industries, Inc.*(a)	4,413	$153,881
Myers Industries, Inc.(a)	23,145	464,983

Total Containers & Packaging		618,864

Distributors - 0.2%
Core-Mark Holding Co., Inc.(a)	14,678	669,757
VOXX International Corp.*(a)	20,895	196,622
Weyco Group, Inc.(a)	6,901	189,156

Total Distributors		1,055,535

Diversified Consumer Services - 1.1%
American Public Education, Inc.*(a)	15,910	546,986
Bridgepoint Education, Inc.*(a)	56,021	743,959
Capella Education Co.(a)	7,623	414,615
Carriage Services, Inc.	12,660	216,866
Collectors Universe, Inc.(a)	6,257	122,575
Corinthian Colleges, Inc.*(a)	17,610	5,209
ITT Educational Services, Inc.*(a)	32,969	550,252
K12, Inc.*(a)	11,963	287,949
LifeLock, Inc.*(a)	2,883	40,247
Matthews International Corp. Class A(a)	20,669	859,210
Strayer Education, Inc.*	22,292	1,170,553
Universal Technical Institute, Inc.	5,385	65,374

Total Diversified Consumer Services		5,023,795

Diversified Financial Services - 0.8%
Gain Capital Holdings, Inc.(a)	46,241	363,917
Interactive Brokers Group, Inc. Class A	26,185	609,849
Marlin Business Services Corp.	9,035	164,347
NewStar Financial, Inc.*(a)	22,051	310,037
PHH Corp.*(a)	90,623	2,082,516

Total Diversified Financial Services		3,530,666

Diversified Telecommunication Services - 0.9%
8x8, Inc.*(a)	9,468	76,501
Atlantic Tele-Network, Inc.(a)	6,299	365,342
Consolidated Communications Holdings, Inc.(a)	21,996	489,191
General Communication, Inc. Class A*(a)	25,210	279,327
Inteliquent, Inc.(a)	19,882	275,763
Iridium Communications, Inc.*(a)	148,836	1,259,153
Lumos Networks Corp.(a)	9,614	139,115
Premiere Global Services, Inc.*(a)	39,895	532,598
Vonage Holdings Corp.*(a)	166,664	624,990

Total Diversified Telecommunication Services		4,041,980

Electric Utilities - 1.1%
El Paso Electric Co.(a)	41,087	1,652,108
Empire District Electric Co. (The)	39,323	1,009,815
MGE Energy, Inc.(a)	30,209	1,193,558
Otter Tail Corp.(a)	28,239	855,359
Unitil Corp.(a)	10,013	338,740

Total Electric Utilities		5,049,580

Electrical Equipment - 0.7%
AZZ, Inc.(a)	16,176	745,390
Encore Wire Corp.(a)	11,921	584,606
Global Power Equipment Group, Inc.(a)	11,432	184,741
GrafTech International Ltd.*(a)	50,923	532,654
LSI Industries, Inc.	3,365	26,853
Orion Energy Systems, Inc.*(a)	5,908	24,045
Powell Industries, Inc.(a)	7,537	492,769
PowerSecure International, Inc.*(a)	7,104	69,193
Preformed Line Products Co.	4,519	243,258
Thermon Group Holdings, Inc.*	9,246	243,355

Total Electrical Equipment		3,146,864

Electronic Equipment, Instruments & Components - 3.4%
Agilysys, Inc.*	1,590	22,387
Badger Meter, Inc.(a)	6,619	348,490
Benchmark Electronics, Inc.*	40,658	1,035,966
Coherent, Inc.*(a)	13,612	900,706
Daktronics, Inc.	21,786	259,689
Electro Rent Corp.	18,982	317,569
FARO Technologies, Inc.*(a)	5,571	273,647
II-VI, Inc.*(a)	38,454	556,045
Insight Enterprises, Inc.*	45,689	1,404,480
InvenSense, Inc.*(a)	47,487	1,077,480
Itron, Inc.*(a)	8,861	359,313
Key Tronic Corp.*	10,848	113,687
Maxwell Technologies, Inc.*(a)	24,237	366,706
Measurement Specialties, Inc.*	8,968	771,876
Mesa Laboratories, Inc.(a)	1,664	139,709
Methode Electronics, Inc.	15,346	586,371
MTS Systems Corp.(a)	12,664	858,113
OSI Systems, Inc.*	13,041	870,487
Park Electrochemical Corp.(a)	11,768	331,975
PC Connection, Inc.	13,999	289,499
PCM, Inc.*	9,073	96,718
Plexus Corp.*(a)	28,779	1,245,843
RF Industries Ltd.(a)	7,530	45,105
Rofin-Sinar Technologies, Inc.*(a)	20,222	486,137
Rogers Corp.*	8,403	557,539
Sanmina Corp.*(a)	58,382	1,329,942
ScanSource, Inc.*	18,810	716,285
TTM Technologies, Inc.*(a)	24,149	198,022
Universal Display Corp.*(a)	9,139	293,362
Vishay Precision Group, Inc.*(a)	8,419	138,577

Total Electronic Equipment, Instruments & Components		15,991,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
Energy Equipment & Services - 1.6%
Bolt Technology Corp.(a)	5,160	$94,686
C&J Energy Services, Inc.*(a)	59,596	2,013,153
Dawson Geophysical Co.(a)	4,712	134,999
Era Group, Inc.*(a)	8,692	249,286
Geospace Technologies Corp.*(a)	10,989	605,274
Gulf Island Fabrication, Inc.(a)	1,563	33,636
Gulfmark Offshore, Inc. Class A(a)	11,211	506,513
Hercules Offshore, Inc.*(a)	156,885	630,678
Key Energy Services, Inc.*(a)	10,547	96,399
Matrix Service Co.*	17,606	577,301
Mitcham Industries, Inc.*	7,634	106,723
Natural Gas Services Group, Inc.*	7,361	243,355
Newpark Resources, Inc.*	78,654	980,029
Parker Drilling Co.*(a)	9,794	63,857
PHI, Inc. Non-Voting Shares*(a)	12,420	553,559
RigNet, Inc.*	4,956	266,732
TETRA Technologies, Inc.*(a)	4,585	54,011
TGC Industries, Inc.*(a)	6,580	35,861

Total Energy Equipment & Services		7,246,052

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)(a)	18,028	929,884
Chefs’ Warehouse, Inc. (The)*(a)	9,083	179,571
Ingles Markets, Inc. Class A	8,731	230,062
Natural Grocers by Vitamin Cottage, Inc.*	4,147	88,787
Roundy’s, Inc.	51,707	284,905
SpartanNash Co.	16,366	343,850
Susser Holdings Corp.*	4,368	352,585
Village Super Market, Inc. Class A	11,165	263,829

Total Food & Staples Retailing		2,673,473

Food Products - 1.8%
Alico, Inc.(a)	3,064	114,869
Annie’s, Inc.*(a)	4,266	144,276
Boulder Brands, Inc.*(a)	8,308	117,807
Cal-Maine Foods, Inc.	17,829	1,325,051
Calavo Growers, Inc.(a)	9,200	311,236
Dean Foods Co.(a)	109,027	1,917,785
Inventure Foods, Inc.*	7,747	87,309
J&J Snack Foods Corp.(a)	10,857	1,021,861
John B. Sanfilippo & Son, Inc.	10,428	276,029
Lifeway Foods, Inc.(a)	5,684	79,462
Limoneira Co.(a)	3,321	72,962
Omega Protein Corp.*	23,148	316,665
Post Holdings, Inc.*(a)	3,056	155,581
Sanderson Farms, Inc.(a)	19,084	1,854,965
Seneca Foods Corp. Class A*(a)	12,201	373,351

Total Food Products		8,169,209

Gas Utilities - 0.5%
Chesapeake Utilities Corp.(a)	8,174	583,051
Laclede Group, Inc. (The)(a)	18,671	906,477
Northwest Natural Gas Co.(a)	20,439	963,699

Total Gas Utilities		2,453,227

Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.(a)	7,535	333,876
ABIOMED, Inc.*(a)	3,543	89,071
Analogic Corp.(a)	5,065	396,286
Anika Therapeutics, Inc.*(a)	7,918	366,841
Atrion Corp.(a)	1,392	453,792
Cantel Medical Corp.(a)	17,073	625,213
CONMED Corp.	13,783	608,519
CryoLife, Inc.	12,279	109,897
Exactech, Inc.*(a)	8,980	226,565
Greatbatch, Inc.*	7,397	362,897
ICU Medical, Inc.*(a)	9,056	550,695
Integra LifeSciences Holdings Corp.*(a)	4,611	216,994
Masimo Corp.*	32,660	770,776
Medical Action Industries, Inc.*(a)	4,630	63,570
Meridian Bioscience, Inc.(a)	22,399	462,315
Merit Medical Systems, Inc.*(a)	12,247	184,930
Natus Medical, Inc.*	12,052	302,987
NuVasive, Inc.*(a)	4,849	172,479
PhotoMedex, Inc.*(a)	24,966	305,834
Quidel Corp.*	8,347	184,552
SurModics, Inc.*(a)	7,688	164,677
Utah Medical Products, Inc.(a)	2,934	150,925
Vascular Solutions, Inc.*(a)	7,778	172,594

Total Health Care Equipment & Supplies		7,276,285

Health Care Providers & Services - 3.5%
Addus HomeCare Corp.*(a)	7,413	166,644
Almost Family, Inc.*(a)	5,782	127,667
Amedisys, Inc.*(a)	22,143	370,674
AMN Healthcare Services, Inc.*(a)	34,375	422,813
Amsurg Corp.*(a)	21,748	991,056
Bio-Reference Labs, Inc.*(a)	26,122	789,407
Chemed Corp.(a)	19,371	1,815,450
Corvel Corp.*(a)	9,859	445,430
Ensign Group, Inc. (The)(a)	4,766	148,127
Five Star Quality Care, Inc.*	26,011	130,315
Hanger, Inc.*(a)	26,241	825,279
IPC The Hospitalist Co., Inc.*(a)	9,632	425,927
Landauer, Inc.(a)	4,131	173,502
LHC Group, Inc.*(a)	15,876	339,270
Magellan Health, Inc.*(a)	37,357	2,325,100
Molina Healthcare, Inc.*(a)	36,196	1,615,428
National Research Corp. Class B*(a)	3,712	144,916
PharMerica Corp.*(a)	26,448	756,148
Providence Service Corp. (The)*	10,651	389,720
Select Medical Holdings Corp.	172,947	2,697,973
Triple-S Management Corp. Class B*	35,380	634,363
U.S. Physical Therapy, Inc.(a)	7,735	264,460
Universal American Corp.(a)	8,279	68,964

Total Health Care Providers & Services		16,068,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
Health Care Technology - 0.3%
Computer Programs & Systems, Inc.(a)	7,468	$474,965
HealthStream, Inc.*(a)	3,786	92,000
MedAssets, Inc.*	4,366	99,719
Omnicell, Inc.*(a)	13,594	390,284
Quality Systems, Inc.(a)	36,278	582,262

Total Health Care Technology		1,639,230

Hotels, Restaurants & Leisure - 2.6%
Biglari Holdings, Inc.*	334	141,272
BJ’s Restaurants, Inc.*(a)	13,885	484,725
Bob Evans Farms, Inc.(a)	22,502	1,126,225
Bravo Brio Restaurant Group, Inc.*(a)	13,780	215,106
Churchill Downs, Inc.(a)	9,986	899,838
Chuy’s Holdings, Inc.*(a)	4,818	174,893
Del Frisco’s Restaurant Group, Inc.*(a)	10,148	279,679
DineEquity, Inc.(a)	11,067	879,716
Einstein Noah Restaurant Group, Inc.	12,301	197,554
Fiesta Restaurant Group, Inc.*	5,156	239,290
International Speedway Corp. Class A(a)	22,656	753,992
Interval Leisure Group, Inc.(a)	37,092	813,798
Kona Grill, Inc.*(a)	3,389	65,781
Krispy Kreme Doughnuts, Inc.*(a)	17,419	278,356
Marcus Corp. (The)(a)	23,935	436,814
Monarch Casino & Resort, Inc.*	13,246	200,544
Multimedia Games Holding Co., Inc.*(a)	17,243	511,083
Nathan’s Famous, Inc.*(a)	1,564	84,753
Noodles & Co.*(a)	2,114	72,700
Penn National Gaming, Inc.*	146,284	1,775,888
Popeyes Louisiana Kitchen, Inc.*	13,772	601,974
Red Robin Gourmet Burgers, Inc.*(a)	6,416	456,819
Ruth’s Hospitality Group, Inc.	22,528	278,221
Sonic Corp.*(a)	25,636	566,043
Speedway Motorsports, Inc.(a)	15,250	278,313
Town Sports International Holdings, Inc.(a)	12,416	82,566

Total Hotels, Restaurants & Leisure		11,895,943

Household Durables - 3.0%
Bassett Furniture Industries, Inc.(a)	16,141	212,416
Cavco Industries, Inc.*(a)	1,861	158,743
CSS Industries, Inc.(a)	9,498	250,462
Dixie Group, Inc. (The)*	3,343	35,402
Ethan Allen Interiors, Inc.	15,831	391,659
Flexsteel Industries, Inc.	7,693	256,562
Hooker Furniture Corp.(a)	7,771	125,424
iRobot Corp.*(a)	7,513	307,657
KB Home(a)	17,464	326,227
La-Z-Boy, Inc.(a)	29,454	682,449
Libbey, Inc.*	17,465	465,268
Lifetime Brands, Inc.(a)	9,808	154,182
M/I Homes, Inc.*(a)	86,500	2,099,355
MDC Holdings, Inc.(a)	153,082	4,636,854
Meritage Homes Corp.*(a)	58,455	2,467,386
NACCO Industries, Inc. Class A(a)	6,738	340,943
Skullcandy, Inc.*(a)	14,869	107,800
TRI Pointe Homes, Inc.*(a)	10,654	167,481
Universal Electronics, Inc.*(a)	8,032	392,604
William Lyon Homes Class A*	6,699	203,918
ZAGG, Inc.*(a)	26,524	144,025

Total Household Durables		13,926,817

Household Products - 0.2%
Central Garden and Pet Co. Class A*(a)	23,461	215,841
Oil-Dri Corp. of America(a)	5,728	175,105
Orchids Paper Products Co.	5,842	187,178
WD-40 Co.(a)	7,890	593,486

Total Household Products		1,171,610

Industrial Conglomerates - 0.1%
Raven Industries, Inc.(a)	15,981	529,610

Insurance - 3.1%
American Equity Investment Life Holding Co.(a)	139,680	3,436,128
AMERISAFE, Inc.(a)	12,906	524,887
Baldwin & Lyons, Inc. Class B(a)	13,071	339,062
Citizens, Inc.*(a)	6,677	49,410
eHealth, Inc.*(a)	2,235	84,863
EMC Insurance Group, Inc.(a)	10,497	323,098
Employers Holdings, Inc.(a)	65,923	1,396,249
HCI Group, Inc.	18,224	739,894
Horace Mann Educators Corp.	45,242	1,414,717
Infinity Property & Casualty Corp.(a)	3,251	218,565
Investors Title Co.(a)	2,790	187,990
National Interstate Corp.(a)	10,392	291,184
Navigators Group, Inc. (The)*(a)	13,373	896,660
Safety Insurance Group, Inc.	13,790	708,530
Selective Insurance Group, Inc.	37,387	924,207
Stewart Information Services Corp.(a)	51,419	1,594,503
United Fire Group, Inc.	22,477	659,026
Universal Insurance Holdings, Inc.(a)	49,917	647,423

Total Insurance		14,436,396

Internet & Catalog Retail - 0.2%
1-800-Flowers.com, Inc. Class A*(a)	46,335	268,743
Blue Nile, Inc.*(a)	3,237	90,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
Nutrisystem, Inc.(a)	4,480	$76,653
Overstock.com, Inc.*	12,110	190,974
PetMed Express, Inc.(a)	16,279	219,441

Total Internet & Catalog Retail		846,447

Internet Software & Services - 1.1%
Blucora, Inc.*(a)	15,783	297,825
Constant Contact, Inc.*(a)	5,035	161,674
Conversant, Inc.*(a)	58,692	1,490,777
Dice Holdings, Inc.*	64,893	493,836
Envestnet, Inc.*(a)	1,432	70,053
Liquidity Services, Inc.*(a)	27,829	438,585
Monster Worldwide, Inc.*(a)	42,694	279,219
Move, Inc.*	2,801	41,427
NIC, Inc.	21,499	340,759
Perficient, Inc.*	13,582	264,441
Reis, Inc.(a)	7,182	151,397
SPS Commerce, Inc.*(a)	269	16,998
Stamps.com, Inc.*(a)	12,117	408,222
Support.com, Inc.*(a)	32,662	88,514
Travelzoo, Inc.*(a)	12,292	237,850
United Online, Inc.(a)	20,662	214,885
XO Group, Inc.*	12,033	147,043
Xoom Corp.*(a)	1,825	48,107
Zix Corp.*(a)	33,260	113,749

Total Internet Software & Services		5,305,361

IT Services - 2.8%
Blackhawk Network Holdings, Inc.*(a)	25,161	710,043
CACI International, Inc. Class A*(a)	30,833	2,164,785
Cass Information Systems, Inc.(a)	5,538	274,020
Computer Task Group, Inc.(a)	13,352	219,774
CSG Systems International, Inc.(a)	29,421	768,182
Datalink Corp.*(a)	11,654	116,540
EPAM Systems, Inc.*(a)	24,850	1,087,187
ExlService Holdings, Inc.*(a)	24,669	726,502
Forrester Research, Inc.	5,742	217,507
Global Cash Access Holdings, Inc.*	36,313	323,186
Hackett Group, Inc. (The)	35,172	209,977
Heartland Payment Systems, Inc.(a)	22,889	943,256
Higher One Holdings, Inc.*(a)	29,603	112,787
Lionbridge Technologies, Inc.*	23,582	140,077
ManTech International Corp. Class A(a)	40,823	1,205,095
MoneyGram International, Inc.*(a)	34,835	513,120
PRGX Global, Inc.*(a)	16,247	103,818
Sykes Enterprises, Inc.*	27,494	597,445
TeleTech Holdings, Inc.*(a)	42,924	1,244,367
Unisys Corp.*(a)	29,947	740,889
Virtusa Corp.*	12,861	460,424

Total IT Services		12,878,981

Leisure Products - 1.1%
Arctic Cat, Inc.(a)	11,379	448,560
Johnson Outdoors, Inc. Class A	8,071	208,232
LeapFrog Enterprises, Inc.*(a)	152,310	1,119,478
Nautilus, Inc.*(a)	54,013	599,004
Smith & Wesson Holding Corp.*(a)	102,338	1,487,995
Sturm Ruger & Co., Inc.(a)	21,261	1,254,612

Total Leisure Products		5,117,881

Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc.*(a)	16,629	334,576
Cambrex Corp.*(a)	52,840	1,093,788
Luminex Corp.*(a)	2,003	34,351

Total Life Sciences Tools & Services		1,462,715

Machinery - 5.2%
Alamo Group, Inc.(a)	9,594	518,939
Albany International Corp. Class A	32,047	1,216,504
Altra Industrial Motion Corp.(a)	12,613	458,987
American Railcar Industries, Inc.(a)	28,500	1,931,445
Astec Industries, Inc.(a)	14,503	636,392
Blount International, Inc.*(a)	39,448	556,611
Briggs & Stratton Corp.	24,584	502,989
CIRCOR International, Inc.	8,901	686,534
Columbus McKinnon Corp.(a)	23,087	624,503
Douglas Dynamics, Inc.	1,829	32,227
Dynamic Materials Corp.(a)	6,954	153,892
EnPro Industries, Inc.*(a)	8,263	604,521
ESCO Technologies, Inc.	13,672	473,598
Federal Signal Corp.(a)	142,421	2,086,468
Global Brass & Copper Holdings, Inc.	3,401	57,477
Gorman-Rupp Co. (The)	13,702	484,640
Graham Corp.(a)	4,604	160,265
Greenbrier Cos., Inc. (The)*(a)	22,522	1,297,267
Hardinge, Inc.(a)	10,441	132,079
Hurco Cos., Inc.	5,714	161,135
Hyster-Yale Materials Handling, Inc.(a)	18,877	1,671,370
John Bean Technologies Corp.(a)	19,951	618,281
Kadant, Inc.	9,754	375,041
L.B. Foster Co. Class A(a)	9,294	502,991
Lindsay Corp.(a)	12,768	1,078,513
Lydall, Inc.*(a)	15,165	415,066
Miller Industries, Inc.(a)	7,057	145,233
Mueller Water Products, Inc. Class A	59,218	511,644
NN, Inc.(a)	15,639	400,046
RBC Bearings, Inc.(a)	11,518	737,728
Standex International Corp.	10,276	765,356
Sun Hydraulics Corp.(a)	13,361	542,457
Tennant Co.	9,945	759,002
Titan International, Inc.(a)	8,299	139,589
TriMas Corp.*	20,449	779,720
Twin Disc, Inc.	1,634	54,004
Wabash National Corp.*(a)	141,267	2,013,055

Total Machinery		24,285,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
Marine - 0.2%
International Shipholding Corp.	1,408	$32,271
Matson, Inc.(a)	37,868	1,016,377

Total Marine		1,048,648

Media - 1.6%
Carmike Cinemas, Inc.*	54,666	1,920,417
Entercom Communications Corp. Class A*(a)	20,160	216,317
EW Scripps Co. Class A*(a)	16,256	343,977
Gray Television, Inc.*(a)	12,993	170,598
Harte-Hanks, Inc.	70,601	507,621
Journal Communications, Inc. Class A*	45,936	407,452
Lee Enterprises, Inc.*(a)	17,029	75,779
National CineMedia, Inc.(a)	17,059	298,703
Nexstar Broadcasting Group, Inc. Class A(a)	47,576	2,455,397
Saga Communications, Inc. Class A(a)	2,944	125,768
Scholastic Corp.(a)	19,517	665,335
World Wrestling Entertainment, Inc. Class A(a)	11,656	139,056

Total Media		7,326,420

Metals & Mining - 0.9%
Allied Nevada Gold Corp.*(a)	154,527	581,021
Ampco-Pittsburgh Corp.(a)	5,566	127,684
Gold Resource Corp.(a)	42,021	212,626
Haynes International, Inc.(a)	7,371	417,125
Kaiser Aluminum Corp.(a)	16,403	1,195,287
Materion Corp.(a)	12,989	480,463
Olympic Steel, Inc.(a)	2,163	53,534
RTI International Metals, Inc.*(a)	14,286	379,865
SunCoke Energy, Inc.*	25,884	556,506

Total Metals & Mining		4,004,111

Multi-Utilities - 0.4%
Avista Corp.(a)	56,325	1,888,014

Multiline Retail - 0.1%
Bon-Ton Stores, Inc. (The)(a)	8,401	86,614
Fred’s, Inc. Class A(a)	24,883	380,461
Gordmans Stores, Inc.(a)	30,078	129,336

Total Multiline Retail		596,411

Oil, Gas & Consumable Fuels - 4.0%
Alon USA Energy, Inc.(a)	48,894	608,241
Approach Resources, Inc.*(a)	5,878	133,607
Cloud Peak Energy, Inc.*(a)	57,034	1,050,566
Contango Oil & Gas Co.*	5,809	245,779
Evolution Petroleum Corp.	7,362	80,614
Gastar Exploration, Inc.*(a)	102,075	889,073
Green Plains, Inc.(a)	44,141	1,450,915
Harvest Natural Resources, Inc.*(a)	37,476	187,005
Matador Resources Co.*(a)	7,037	206,043
Northern Oil and Gas, Inc.*(a)	54,870	893,832
Panhandle Oil and Gas, Inc. Class A(a)	3,922	219,750
PBF Energy, Inc. Class A	131,496	3,504,369
Renewable Energy Group, Inc.*(a)	203,150	2,330,131
Resolute Energy Corp.*(a)	3,513	30,352
REX American Resources Corp.*(a)	1,575	115,463
Rex Energy Corp.*	8,113	143,681
Stone Energy Corp.*	71,385	3,340,104
Swift Energy Co.*(a)	36,850	478,313
Synergy Resources Corp.*(a)	16,948	224,561
Triangle Petroleum Corp.*	1,498	17,602
W&T Offshore, Inc.(a)	77,913	1,275,436
Warren Resources, Inc.*(a)	142,795	885,329

Total Oil, Gas & Consumable Fuels		18,310,766

Paper & Forest Products - 1.2%
Boise Cascade Co.*	56,875	1,628,900
Clearwater Paper Corp.*	12,093	746,380
Deltic Timber Corp.(a)	5,880	355,270
Neenah Paper, Inc.	15,463	821,859
PH Glatfelter Co.	28,374	752,762
Schweitzer-Mauduit International, Inc.(a)	32,896	1,436,239

Total Paper & Forest Products		5,741,410

Personal Products - 0.9%
Elizabeth Arden, Inc.*(a)	17,273	369,988
Inter Parfums, Inc.(a)	47,321	1,398,335
Medifast, Inc.*(a)	11,895	361,727
Nutraceutical International Corp.*	8,552	204,051
Revlon, Inc. Class A*(a)	23,856	727,608
USANA Health Sciences, Inc.*(a)	15,145	1,183,430

Total Personal Products		4,245,139

Pharmaceuticals - 0.6%
Auxilium Pharmaceuticals, Inc.*(a)	81,162	1,628,110
Impax Laboratories, Inc.*(a)	10,148	304,338
Lannett Co., Inc.*(a)	1,814	90,011
Sagent Pharmaceuticals, Inc.*(a)	10,586	273,754
Sciclone Pharmaceuticals, Inc.*(a)	33,392	175,642
Sucampo Pharmaceuticals, Inc. Class A*(a)	29,655	204,619

Total Pharmaceuticals		2,676,474

Professional Services - 1.9%
Barrett Business Services, Inc.(a)	2,942	138,274
CBIZ, Inc.*(a)	46,036	415,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
CDI Corp.(a)	13,713	$197,604
CRA International, Inc.*	9,062	208,879
Exponent, Inc.(a)	7,400	548,414
Franklin Covey Co.*	11,200	225,456
GP Strategies Corp.*	11,758	304,297
Heidrick & Struggles International, Inc.(a)	3,246	60,051
Huron Consulting Group, Inc.*	15,132	1,071,648
ICF International, Inc.*(a)	17,434	616,466
Insperity, Inc.(a)	17,682	583,506
Kelly Services, Inc. Class A(a)	32,113	551,380
Kforce, Inc.	20,353	440,643
Korn/Ferry International*	15,769	463,136
Mistras Group, Inc.*(a)	16,870	413,652
Navigant Consulting, Inc.*(a)	42,482	741,311
Resources Connection, Inc.	21,385	280,357
RPX Corp.*(a)	39,573	702,421
TrueBlue, Inc.*	22,522	620,932
VSE Corp.	4,921	346,045

Total Professional Services		8,930,177

Real Estate Investment Trusts (REITs) - 2.6%
Acadia Realty Trust(a)	18,759	526,940
Agree Realty Corp.	9,262	279,990
Alexander’s, Inc.(a)	1,776	656,179
American Assets Trust, Inc.(a)	6,527	225,508
AmREIT, Inc.(a)	4,109	75,195
Armada Hoffler Properties, Inc.(a)	12,226	118,348
Associated Estates Realty Corp.(a)	6,140	110,643
Aviv REIT, Inc.(a)	4,766	134,258
Campus Crest Communities, Inc.(a)	12,941	112,069
CareTrust REIT, Inc.*	4,766	94,367
Cedar Realty Trust, Inc.	32,191	201,194
Chatham Lodging Trust(a)	265	5,803
Chesapeake Lodging Trust(a)	20,537	620,833
CoreSite Realty Corp.(a)	4,561	150,832
DuPont Fabros Technology, Inc.(a)	9,881	266,392
Education Realty Trust, Inc.(a)	4,828	51,853
Franklin Street Properties Corp.(a)	23,444	294,926
Getty Realty Corp.(a)	18,002	343,478
Government Properties Income Trust(a)	33,002	837,921
Hersha Hospitality Trust(a)	19,012	127,571
Inland Real Estate Corp.(a)	150,407	1,598,826
Investors Real Estate Trust	11,442	105,381
LTC Properties, Inc.	20,211	789,037
Monmouth Real Estate Investment Corp. Class A	17,957	180,288
One Liberty Properties, Inc.(a)	7,726	164,873
Potlatch Corp.	23,750	983,250
Ramco-Gershenson Properties Trust	7,922	131,664
Retail Opportunity Investments Corp.(a)	10,207	160,556
Sabra Health Care REIT, Inc.	11,221	322,155
Saul Centers, Inc.	2,353	114,356
Select Income REIT	47,347	1,403,365
Sun Communities, Inc.(a)	3,367	167,811
UMH Properties, Inc.(a)	2,102	21,083
Universal Health Realty Income Trust	4,999	217,357
Urstadt Biddle Properties, Inc. Class A(a)	4,939	103,126
Washington Real Estate Investment Trust(a)	2,784	72,328
Whitestone REIT(a)	1,596	23,796
Winthrop Realty Trust(a)	16,078	246,797

Total Real Estate Investment Trusts (REITs)		12,040,349

Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co.(a)	582	26,714
Forestar Group, Inc.*(a)	20,418	389,779
Tejon Ranch Co.*(a)	2,373	76,387

Total Real Estate Management & Development		492,880

Road & Rail - 1.0%
Celadon Group, Inc.	18,871	402,330
Heartland Express, Inc.(a)	40,379	861,688
Knight Transportation, Inc.(a)	50,453	1,199,268
Marten Transport Ltd.(a)	23,843	532,891
Quality Distribution, Inc.*	16,996	252,560
Roadrunner Transportation Systems, Inc.*(a)	28,061	788,514
Saia, Inc.*(a)	18,745	823,468

Total Road & Rail		4,860,719

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc.*(a)	2,251	43,332
Amkor Technology, Inc.*	279,828	3,128,477
Audience, Inc.*	10,540	126,058
Brooks Automation, Inc.	4,502	48,487
Cabot Microelectronics Corp.*(a)	17,401	776,955
Ceva, Inc.*(a)	6,219	91,855
Cirrus Logic, Inc.*(a)	110,509	2,512,975
Diodes, Inc.*	14,699	425,683
DSP Group, Inc.*(a)	1,908	16,199
Entegris, Inc.*(a)	86,346	1,186,826
Exar Corp.*(a)	12,408	140,210
GSI Technology, Inc.*(a)	3,644	21,718
Integrated Device Technology, Inc.*	12,878	199,094
Integrated Silicon Solution, Inc.*(a)	13,413	198,110
IXYS Corp.(a)	5,120	63,078
Lattice Semiconductor Corp.*	24,245	200,021
M/A-COM Technology Solutions Holdings, Inc.*(a)	15,480	347,990
Micrel, Inc.(a)	16,507	186,199
MKS Instruments, Inc.(a)	8,972	280,285
Monolithic Power Systems, Inc.(a)	7,209	305,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
OmniVision Technologies, Inc.*	57,492	$1,263,674
PDF Solutions, Inc.*(a)	23,458	497,779
Peregrine Semiconductor Corp.*(a)	13,929	95,553
Photronics, Inc.*(a)	27,493	236,440
PLX Technology, Inc.*(a)	17,667	114,306
Power Integrations, Inc.	13,661	786,054
Rudolph Technologies, Inc.*(a)	40,821	403,311
Silicon Image, Inc.*	33,321	167,938
Silicon Laboratories, Inc.*(a)	18,859	928,806
Synaptics, Inc.*(a)	37,689	3,416,131
Ultra Clean Holdings, Inc.*(a)	4,853	43,920
Ultratech, Inc.*(a)	10,586	234,797

Total Semiconductors & Semiconductor Equipment		18,487,562

Software - 1.9%
Actuate Corp.*(a)	13,653	65,125
American Software, Inc. Class A	13,985	138,172
Aware, Inc.*(a)	13,825	90,692
Blackbaud, Inc.(a)	9,148	326,950
Digimarc Corp.(a)	1,707	55,648
Document Security Systems, Inc.*(a)	44,774	61,340
Ebix, Inc.(a)	64,068	916,813
Ellie Mae, Inc.*	7,682	239,141
EnerNOC, Inc.*(a)	13,969	264,713
Epiq Systems, Inc.	15,327	215,344
ePlus, Inc.*(a)	8,705	506,631
Interactive Intelligence Group, Inc.*(a)	1,769	99,294
MicroStrategy, Inc. Class A*(a)	2,262	318,082
Monotype Imaging Holdings, Inc.	14,890	419,451
NetScout Systems, Inc.*	21,277	943,422
Progress Software Corp.*	21,683	521,259
PROS Holdings, Inc.*(a)	2,021	53,435
Qualys, Inc.*(a)	1,548	39,737
Seachange International, Inc.*(a)	6,618	53,010
Synchronoss Technologies, Inc.*(a)	7,046	246,328
Tangoe, Inc.*	4,291	64,623
TeleCommunication Systems, Inc. Class A*(a)	45,143	148,521
Telenav, Inc.*(a)	9,827	55,916
TiVo, Inc.*	217,180	2,803,794

Total Software		8,647,441

Specialty Retail - 4.1%
America’s Car-Mart, Inc.*(a)	10,804	427,298
ANN, Inc.*	40,057	1,647,945
Asbury Automotive Group, Inc.*(a)	26,935	1,851,512
Big 5 Sporting Goods Corp.(a)	22,063	270,713
Brown Shoe Co., Inc.(a)	24,798	709,471
Cato Corp. (The) Class A(a)	27,142	838,688
Children’s Place, Inc. (The)(a)	15,052	747,031
Destination Maternity Corp.	11,713	266,705
Finish Line, Inc. (The) Class A	36,867	1,096,424
Francesca’s Holdings Corp.*(a)	41,484	611,474
Group 1 Automotive, Inc.(a)	20,866	1,759,212
Haverty Furniture Cos., Inc.(a)	14,517	364,812
hhgregg, Inc.*(a)	30,104	306,158
Hibbett Sports, Inc.*(a)	16,793	909,677
Kirkland’s, Inc.*(a)	10,257	190,267
MarineMax, Inc.*(a)	2,901	48,563
Mattress Firm Holding Corp.*(a)	16,197	773,407
Monro Muffler Brake, Inc.(a)	12,688	674,875
New York & Co., Inc.*(a)	17,510	64,612
Pep Boys-Manny Moe & Jack (The)*(a)	6,831	78,283
Select Comfort Corp.*(a)	46,041	951,207
Shoe Carnival, Inc.(a)	14,732	304,216
Sonic Automotive, Inc. Class A	51,062	1,362,334
Stage Stores, Inc.(a)	18,519	346,120
Stein Mart, Inc.(a)	34,421	478,108
Tilly’s, Inc. Class A*(a)	19,263	154,874
Vitamin Shoppe, Inc.*(a)	18,380	790,708
West Marine, Inc.*(a)	10,005	102,651
Winmark Corp.(a)	2,757	191,970
Zumiez, Inc.*	25,690	708,787

Total Specialty Retail		19,028,102

Technology Hardware, Storage & Peripherals - 0.3%
Immersion Corp.*(a)	5,024	63,905
QLogic Corp.*(a)	67,432	680,389
Super Micro Computer, Inc.*(a)	24,680	623,664

Total Technology Hardware, Storage & Peripherals		1,367,958

Textiles, Apparel & Luxury Goods - 1.4%
Charles & Colvard Ltd.*(a)	7,257	15,965
Crocs, Inc.*	90,140	1,354,804
Culp, Inc.(a)	9,400	163,654
Delta Apparel, Inc.*(a)	4,833	69,209
G-III Apparel Group Ltd.*(a)	13,416	1,095,551
Movado Group, Inc.	17,146	714,474
Oxford Industries, Inc.	7,759	517,292
Perry Ellis International, Inc.*(a)	6,500	113,360
R.G. Barry Corp.	9,863	186,904
Rocky Brands, Inc.(a)	8,961	127,515
Tumi Holdings, Inc.*(a)	32,616	656,560
Unifi, Inc.*(a)	12,749	350,980
Vera Bradley, Inc.*(a)	42,742	934,768

Total Textiles, Apparel & Luxury Goods		6,301,036

Thrifts & Mortgage Finance - 2.4%
Astoria Financial Corp.(a)	66,334	892,192
Bank Mutual Corp.(a)	23,033	133,591
Beneficial Mutual Bancorp, Inc.*(a)	18,526	251,213
Berkshire Hills Bancorp, Inc.(a)	22,110	513,394
BofI Holding, Inc.*(a)	7,917	581,662
Brookline Bancorp, Inc.(a)	64,004	599,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2014

Investments	Shares	Value
Dime Community Bancshares, Inc.(a)	29,253	$461,905
First Defiance Financial Corp.(a)	11,866	340,554
First Financial Northwest, Inc.	24,955	271,261
Fox Chase Bancorp, Inc.	4,716	79,512
Franklin Financial Corp.*(a)	7,037	152,703
Heritage Financial Group, Inc.(a)	5,133	101,787
HomeStreet, Inc.(a)	20,198	371,037
Kearny Financial Corp.*(a)	10,869	164,557
Meridian Interstate Bancorp, Inc.*(a)	7,679	197,197
Meta Financial Group, Inc.	4,610	184,400
Northfield Bancorp, Inc.	20,595	270,000
Northwest Bancshares, Inc.(a)	65,336	886,610
OceanFirst Financial Corp.	15,300	253,368
Oritani Financial Corp.	38,505	592,592
PennyMac Financial Services, Inc. Class A*(a)	7,000	106,330
Provident Financial Holdings, Inc.(a)	18,035	262,229
Provident Financial Services, Inc.	54,321	940,840
Territorial Bancorp, Inc.(a)	9,797	204,561
Tree.com, Inc.*(a)	235	6,848
TrustCo Bank Corp.(a)	79,669	532,189
United Community Financial Corp.*(a)	19,800	81,774
United Financial Bancorp, Inc.	26,179	354,725
Walker & Dunlop, Inc.*	38,651	545,366
Westfield Financial, Inc.(a)	12,137	90,542
WSFS Financial Corp.(a)	7,760	571,679

Total Thrifts & Mortgage Finance		10,996,335

Tobacco - 0.3%
Universal Corp.(a)	23,279	1,288,493

Trading Companies & Distributors - 1.1%
Aceto Corp.(a)	20,544	372,668
CAI International, Inc.*(a)	37,749	830,856
DXP Enterprises, Inc.*(a)	7,828	591,327
H&E Equipment Services, Inc.*	20,635	749,876
Houston Wire & Cable Co.(a)	17,667	219,247
Kaman Corp.(a)	22,993	982,491
Rush Enterprises, Inc. Class A*(a)	25,294	876,943
Titan Machinery, Inc.*(a)	31,228	514,013

Total Trading Companies & Distributors		5,137,421

Water Utilities - 0.7%
American States Water Co.(a)	31,308	1,040,365
Artesian Resources Corp. Class A(a)	5,222	117,391
California Water Service Group(a)	38,319	927,320
Connecticut Water Service, Inc.(a)	8,059	272,958
Middlesex Water Co.(a)	13,099	277,437
SJW Corp.(a)	13,174	358,333
York Water Co.(a)	6,442	134,122

Total Water Utilities		3,127,926

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.*(a)	2,146	14,657
NTELOS Holdings Corp.(a)	19,155	238,672
Shenandoah Telecommunications Co.	21,770	663,114
USA Mobility, Inc.(a)	23,705	365,057

Total Wireless Telecommunication Services		1,281,500

TOTAL COMMON STOCKS (Cost: $407,645,959)		460,974,114

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree MidCap Earnings Fund(b) (Cost: $1,279,570)	14,640	1,354,200

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.2%

United States - 30.2%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $139,686,460)(d)	139,686,460	139,686,460

TOTAL INVESTMENTS IN SECURITIES - 130.1% (Cost: $548,611,989)		602,014,774
Liabilities in Excess of Cash and Other Assets - (30.1)%		(139,256,722)

NET ASSETS - 100.0%		$462,758,052

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $138,745,819 and the total market value of the collateral held by the Fund was $142,344,707. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,658,247.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.5%
Alliant Techsystems, Inc.	417	$55,845
American Science & Engineering, Inc.	1	70
Boeing Co. (The)(a)	12,559	1,597,881
Curtiss-Wright Corp.	3	197
Exelis, Inc.(a)	5,463	92,762
General Dynamics Corp.(a)	9,808	1,143,122
Honeywell International, Inc.	18,685	1,736,771
Huntington Ingalls Industries, Inc.(a)	631	59,686
L-3 Communications Holdings, Inc.(a)	1,984	239,568
Lockheed Martin Corp.	13,738	2,208,109
Northrop Grumman Corp.(a)	5,705	682,489
Raytheon Co.	9,151	844,180
Rockwell Collins, Inc.(a)	2,572	200,976
Textron, Inc.(a)	1,060	40,587
United Technologies Corp.	22,879	2,641,380

Total Aerospace & Defense		11,543,623

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.(a)	4,141	264,154
Expeditors International of Washington, Inc.(a)	3,255	143,741
FedEx Corp.(a)	1,670	252,805
United Parcel Service, Inc. Class B(a)	19,984	2,051,557

Total Air Freight & Logistics		2,712,257

Airlines - 0.1%
Alaska Air Group, Inc.(a)	889	84,499
Delta Air Lines, Inc.	8,816	341,356
Southwest Airlines Co.	6,787	182,299

Total Airlines		608,154

Auto Components - 0.2%
BorgWarner, Inc.(a)	2,322	151,371
Cooper Tire & Rubber Co.(a)	1,623	48,690
Dana Holding Corp.(a)	2,104	51,380
Gentex Corp.(a)	3,094	90,004
Goodyear Tire & Rubber Co. (The)	2,625	72,922
Johnson Controls, Inc.	11,961	597,213
Lear Corp.	883	78,870

Total Auto Components		1,090,450

Automobiles - 0.5%
Ford Motor Co.	114,503	1,974,032
Harley-Davidson, Inc.(a)	3,099	216,465
Thor Industries, Inc.(a)	1,415	80,471

Total Automobiles		2,270,968

Banks - 5.7%
1st Source Corp.(a)	1,676	51,319
Arrow Financial Corp.(a)	1,431	37,120
Associated Banc-Corp.(a)	4,353	78,702
BancFirst Corp.(a)	1,146	70,937
BancorpSouth, Inc.(a)	9	221
Bank of America Corp.	32,215	495,145
Bank of Hawaii Corp.	1,590	93,317
Bank of the Ozarks, Inc.(a)	1,542	51,580
BankUnited, Inc.	3,572	119,591
BB&T Corp.	19,841	782,331
BOK Financial Corp.(a)	2,010	133,866
Cathay General Bancorp(a)	9	230
Chemical Financial Corp.(a)	1,694	47,568
CIT Group, Inc.(a)	1,784	81,636
Citigroup, Inc.	2,943	138,615
City Holding Co.	1,043	47,060
City National Corp.(a)	1,043	79,018
Comerica, Inc.	3,079	154,443
Commerce Bancshares, Inc.(a)	2,048	95,232
Community Bank System, Inc.(a)	1,934	70,011
Community Trust Bancorp, Inc.(a)	1,410	48,257
Cullen/Frost Bankers, Inc.(a)	1,748	138,826
CVB Financial Corp.(a)	3,399	54,486
East West Bancorp, Inc.	2,781	97,307
Fifth Third Bancorp	24,105	514,642
First Commonwealth Financial Corp.(a)	6	55
First Financial Bancorp(a)	4,518	77,755
First Financial Bankshares, Inc.(a)	2,294	71,963
First Financial Corp.(a)	1,563	50,313
First Horizon National Corp.(a)	4,536	53,797
First Niagara Financial Group, Inc.(a)	13,049	114,048
First Republic Bank(a)	1,639	90,129
FirstMerit Corp.	5,698	112,535
Flushing Financial Corp.(a)	1,912	39,292
FNB Corp.(a)	8,088	103,688
Fulton Financial Corp.(a)	5,295	65,605
Glacier Bancorp, Inc.(a)	2,389	67,800
Hancock Holding Co.(a)	2,844	100,450
Hudson Valley Holding Corp.	1	18
Huntington Bancshares, Inc.	20,474	195,322
Iberiabank Corp.(a)	1,005	69,536
Independent Bank Corp.(a)	1,725	66,205
International Bancshares Corp.(a)	1,556	42,012
JPMorgan Chase & Co.	115,794	6,672,050
KeyCorp(a)	17,025	243,968
M&T Bank Corp.(a)	3,458	428,965
MB Financial, Inc.(a)	1,824	49,339
National Penn Bancshares, Inc.(a)	7,558	79,964
NBT Bancorp, Inc.(a)	3,175	76,263
Old National Bancorp(a)	3,865	55,192
PacWest Bancorp(a)	1,832	79,087
Park National Corp.(a)	1,308	100,978
Penns Woods Bancorp, Inc.(a)	1,037	48,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
PNC Financial Services Group, Inc. (The)	14,190	$1,263,619
Prosperity Bancshares, Inc.(a)	1,137	71,176
Regions Financial Corp.	19,651	208,694
Renasant Corp.(a)	1,688	49,070
S&T Bancorp, Inc.(a)	2,035	50,570
Stock Yards Bancorp, Inc.(a)	1,414	42,279
SunTrust Banks, Inc.(a)	6,903	276,534
Susquehanna Bancshares, Inc.	6,036	63,740
Synovus Financial Corp.	2,668	65,046
TCF Financial Corp.(a)	2,921	47,817
Tompkins Financial Corp.(a)	1,358	65,428
Trustmark Corp.(a)	2,585	63,824
U.S. Bancorp(a)	48,142	2,085,511
UMB Financial Corp.(a)	1,066	67,574
Umpqua Holdings Corp.	4,604	82,504
United Bankshares, Inc.(a)	2,820	91,171
Univest Corp. of Pennsylvania(a)	2,793	57,815
Valley National Bancorp(a)	15,121	149,849
Washington Trust Bancorp, Inc.(a)	3	110
Webster Financial Corp.(a)	2,247	70,870
Wells Fargo & Co.	163,277	8,581,839
WesBanco, Inc.(a)	2,213	68,691
Westamerica Bancorp(a)	909	47,523
Zions Bancorp(a)	1,262	37,191

Total Banks		26,245,077

Beverages - 2.6%
Brown-Forman Corp. Class A	1,706	157,532
Brown-Forman Corp. Class B	1,768	166,493
Coca-Cola Co. (The)(a)	143,431	6,075,737
Coca-Cola Enterprises, Inc.	5,699	272,298
Dr. Pepper Snapple Group, Inc.	7,328	429,274
Molson Coors Brewing Co. Class B(a)	4,401	326,378
PepsiCo, Inc.	49,796	4,448,775

Total Beverages		11,876,487

Biotechnology - 0.4%
Amgen, Inc.	14,513	1,717,904
PDL BioPharma, Inc.(a)	14,914	144,367

Total Biotechnology		1,862,271

Building Products - 0.1%
A.O. Smith Corp.	810	40,160
Fortune Brands Home & Security, Inc.(a)	1,763	70,396
Lennox International, Inc.(a)	889	79,628
Masco Corp.(a)	5,910	131,202
Simpson Manufacturing Co., Inc.	1,494	54,322

Total Building Products		375,708

Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,256	510,720
Arlington Asset Investment Corp. Class A(a)	4,000	109,320
Artisan Partners Asset Management, Inc. Class A	954	54,073
Bank of New York Mellon Corp. (The)(a)	23,538	882,204
BGC Partners, Inc. Class A(a)	20,548	152,877
BlackRock, Inc.(a)	4,226	1,350,630
Charles Schwab Corp. (The)(a)	14,335	386,042
Cohen & Steers, Inc.(a)	1,555	67,456
Eaton Vance Corp.(a)	2,914	110,120
Evercore Partners, Inc. Class A(a)	1,133	65,306
Federated Investors, Inc. Class B(a)	4,516	139,635
Franklin Resources, Inc.(a)	5,343	309,039
FXCM, Inc. Class A	1	15
GFI Group, Inc.(a)	13,347	44,312
Goldman Sachs Group, Inc. (The)	6,596	1,104,434
Greenhill & Co., Inc.(a)	1,365	67,226
Janus Capital Group, Inc.(a)	5,660	70,637
Legg Mason, Inc.(a)	1,834	94,103
LPL Financial Holdings, Inc.	1,925	95,749
Morgan Stanley	14,631	473,020
Northern Trust Corp.(a)	5,567	357,457
Raymond James Financial, Inc.(a)	1,855	94,104
SEI Investments Co.	2,442	80,024
State Street Corp.	7,520	505,795
T. Rowe Price Group, Inc.(a)	5,459	460,794
TD Ameritrade Holding Corp.(a)	10,455	327,764
Waddell & Reed Financial, Inc. Class A(a)	1,845	115,479

Total Capital Markets		8,028,335

Chemicals - 2.5%
A. Schulman, Inc.(a)	1,624	62,849
Air Products & Chemicals, Inc.	6,400	823,168
Airgas, Inc.(a)	1,411	153,672
Albemarle Corp.(a)	1,407	100,601
Ashland, Inc.	1,320	143,537
Axiall Corp.(a)	1,185	56,015
Cabot Corp.(a)	1,550	89,885
Celanese Corp. Series A	2,392	153,758
CF Industries Holdings, Inc.(a)	1,153	277,331
Cytec Industries, Inc.(a)	7	738
Dow Chemical Co. (The)(a)	41,375	2,129,157
E.I. du Pont de Nemours & Co.(a)	31,095	2,034,857
Eastman Chemical Co.(a)	2,986	260,827
Ecolab, Inc.	3,262	363,191
FMC Corp.(a)	1,121	79,804
FutureFuel Corp.	1,214	20,140
H.B. Fuller Co.(a)	6	289
Huntsman Corp.(a)	6,094	171,241
Innophos Holdings, Inc.	1,321	76,050
International Flavors & Fragrances, Inc.	1,839	191,771
Koppers Holdings, Inc.(a)	908	34,731
Kronos Worldwide, Inc.(a)	5,740	89,946
Monsanto Co.	9,265	1,155,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Mosaic Co. (The)(a)	7,672	$379,380
NewMarket Corp.(a)	223	87,441
Olin Corp.(a)	2,962	79,737
PolyOne Corp.	1,182	49,809
PPG Industries, Inc.	2,228	468,214
Praxair, Inc.	6,331	841,010
Rayonier Advanced Materials*	2,099	81,323
Rockwood Holdings, Inc.	2,233	169,686
RPM International, Inc.	3,807	175,807
Scotts Miracle-Gro Co. (The) Class A(a)	2,153	122,420
Sensient Technologies Corp.(a)	1,246	69,427
Sherwin-Williams Co. (The)	1,317	272,500
Sigma-Aldrich Corp.(a)	1,396	141,666
Valhi, Inc.(a)	5,796	37,210
Valspar Corp. (The)	1,316	100,266
Westlake Chemical Corp.(a)	1,434	120,112

Total Chemicals		11,665,282

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.(a)	1,790	48,294
ADT Corp. (The)(a)	3,111	108,698
Brady Corp. Class A(a)	1,563	46,687
Cintas Corp.(a)	2,062	131,020
Courier Corp.(a)	8	119
Covanta Holding Corp.(a)	5,407	111,438
Deluxe Corp.(a)	1,469	86,054
Ennis, Inc.(a)	1,340	20,448
Healthcare Services Group, Inc.(a)	2,577	75,867
Herman Miller, Inc.(a)	1,407	42,548
HNI Corp.(a)	1,660	64,923
Intersections, Inc.(a)	5,659	27,842
Iron Mountain, Inc.(a)	8,117	287,748
KAR Auction Services, Inc.	5,673	180,799
Knoll, Inc.(a)	3,172	54,971
McGrath RentCorp(a)	1,417	52,075
Mobile Mini, Inc.(a)	1,386	66,376
MSA Safety, Inc.(a)	1,135	65,240
NL Industries, Inc.(a)	5,877	54,597
Pitney Bowes, Inc.(a)	8,166	225,545
Quad/Graphics, Inc.(a)	2,414	54,001
R.R. Donnelley & Sons Co.(a)	12,047	204,317
Republic Services, Inc.(a)	13,153	499,419
Rollins, Inc.(a)	2,144	64,320
Steelcase, Inc. Class A	2,872	43,453
U.S. Ecology, Inc.	5	245
United Stationers, Inc.(a)	4	166
Waste Connections, Inc.(a)	1,617	78,505
Waste Management, Inc.(a)	18,038	806,840
West Corp.(a)	3,364	90,155

Total Commercial Services & Supplies		3,592,710

Communications Equipment - 1.9%
Cisco Systems, Inc.	200,751	4,988,662
Comtech Telecommunications Corp.(a)	781	29,155
Harris Corp.(a)	3,097	234,598
InterDigital, Inc.(a)	643	30,735
Motorola Solutions, Inc.	5,696	379,183
Plantronics, Inc.(a)	8	384
QUALCOMM, Inc.	37,550	2,973,960

Total Communications Equipment		8,636,677

Construction & Engineering - 0.1%
Fluor Corp.(a)	1,653	127,116
KBR, Inc.	1,954	46,603
URS Corp.	1,574	72,168

Total Construction & Engineering		245,887

Construction Materials - 0.0%
Eagle Materials, Inc.	7	660
Martin Marietta Materials, Inc.	853	112,639
Vulcan Materials Co.	8	510

Total Construction Materials		113,809

Consumer Finance - 0.6%
American Express Co.	13,375	1,268,886
Capital One Financial Corp.	10,842	895,549
Discover Financial Services	8,134	504,146
Nelnet, Inc. Class A	4	166
SLM Corp.(a)	11,597	96,371

Total Consumer Finance		2,765,118

Containers & Packaging - 0.3%
AptarGroup, Inc.(a)	1,151	77,129
Avery Dennison Corp.	2,737	140,271
Ball Corp.(a)	1,661	104,111
Bemis Co., Inc.(a)	3,223	131,047
Greif, Inc. Class A	542	29,572
Greif, Inc. Class B	1,838	110,096
MeadWestvaco Corp.(a)	5,367	237,543
Packaging Corp. of America(a)	2,936	209,895
Rock-Tenn Co. Class A	1,246	131,565
Sealed Air Corp.	3,870	132,238
Silgan Holdings, Inc.(a)	1,010	51,328
Sonoco Products Co.	3,490	153,316

Total Containers & Packaging		1,508,111

Distributors - 0.1%
Genuine Parts Co.(a)	4,584	402,475
Pool Corp.(a)	1,069	60,463

Total Distributors		462,938

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.(a)	1,193	23,371
DeVry Education Group, Inc.	980	41,493
Graham Holdings Co. Class B	144	103,408
H&R Block, Inc.	8,979	300,976
Service Corp. International(a)	4,112	85,201
Sotheby’s(a)	870	36,531

Total Diversified Consumer Services		590,980

Diversified Financial Services - 0.3%
CBOE Holdings, Inc.(a)	1,535	75,537
CME Group, Inc.(a)	8,308	589,453
Interactive Brokers Group, Inc. Class A(a)	987	22,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Leucadia National Corp.(a)	4,102	$107,554
MarketAxess Holdings, Inc.	1	54
McGraw Hill Financial, Inc.	4,873	404,605
Moody’s Corp.(a)	3,369	295,327
NASDAQ OMX Group, Inc. (The)(a)	2,625	101,378

Total Diversified Financial Services		1,596,895

Diversified Telecommunication Services - 4.7%
AT&T, Inc.(a)	320,856	11,345,468
Atlantic Tele-Network, Inc.(a)	397	23,026
CenturyLink, Inc.(a)	45,827	1,658,937
Consolidated Communications Holdings, Inc.(a)	5,569	123,855
Frontier Communications Corp.(a)	96,591	564,092
Verizon Communications, Inc.	145,339	7,111,437
Windstream Holdings, Inc.	84,199	838,622

Total Diversified Telecommunication Services		21,665,437

Electric Utilities - 3.9%
ALLETE, Inc.(a)	2,475	127,091
American Electric Power Co., Inc.(a)	23,776	1,325,988
Cleco Corp.(a)	2,486	146,550
Duke Energy Corp.(a)	36,497	2,707,712
Edison International(a)	10,690	621,196
El Paso Electric Co.(a)	2,468	99,238
Empire District Electric Co. (The)	4,089	105,006
Entergy Corp.(a)	11,050	907,094
Exelon Corp.(a)	43,636	1,591,841
FirstEnergy Corp.	32,451	1,126,699
Great Plains Energy, Inc.(a)	7,055	189,568
Hawaiian Electric Industries, Inc.(a)	6,000	151,920
IDACORP, Inc.	2,112	122,137
ITC Holdings Corp.(a)	3,462	126,294
MGE Energy, Inc.(a)	2,167	85,618
NextEra Energy, Inc.(a)	16,247	1,664,993
Northeast Utilities(a)	12,267	579,861
OGE Energy Corp.	6,154	240,498
Otter Tail Corp.(a)	2,685	81,329
Pepco Holdings, Inc.	15,571	427,891
Pinnacle West Capital Corp.(a)	5,319	307,651
PNM Resources, Inc.(a)	3,750	109,988
Portland General Electric Co.(a)	3,960	137,293
PPL Corp.	36,199	1,286,150
Southern Co. (The)(a)	50,353	2,285,019
UIL Holdings Corp.(a)	3,069	118,801
Unitil Corp.(a)	2,112	71,449
UNS Energy Corp.(a)	1,692	102,214
Westar Energy, Inc.(a)	6,159	235,212
Xcel Energy, Inc.(a)	22,026	709,898

Total Electric Utilities		17,792,199

Electrical Equipment - 0.5%
Acuity Brands, Inc.(a)	420	58,065
AMETEK, Inc.	1,529	79,936
Babcock & Wilcox Co. (The)	1,840	59,726
Emerson Electric Co.	21,101	1,400,262
EnerSys(a)	394	27,103
General Cable Corp.(a)	1,887	48,421
Hubbell, Inc. Class B	1,171	144,209
Regal-Beloit Corp.(a)	823	64,655
Rockwell Automation, Inc.(a)	3,296	412,527

Total Electrical Equipment		2,294,904

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A(a)	1,729	166,572
Avnet, Inc.	2,300	101,913
AVX Corp.(a)	5,778	76,732
CDW Corp.	1,684	53,686
Cognex Corp.*	629	24,153
Corning, Inc.	38,909	854,052
Electro Rent Corp.(a)	2,890	48,350
FEI Co.	260	23,590
FLIR Systems, Inc.(a)	2,231	77,483
Jabil Circuit, Inc.(a)	5,203	108,743
Littelfuse, Inc.	548	50,936
MTS Systems Corp.(a)	922	62,475
National Instruments Corp.(a)	2,686	86,999

Total Electronic Equipment, Instruments & Components		1,735,684

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.(a)	5,775	429,949
Bristow Group, Inc.(a)	655	52,806
CARBO Ceramics, Inc.(a)	359	55,329
Diamond Offshore Drilling, Inc.(a)	9,838	488,260
Gulfmark Offshore, Inc. Class A(a)	951	42,966
Halliburton Co.	11,859	842,108
Helmerich & Payne, Inc.(a)	2,942	341,596
National Oilwell Varco, Inc.(a)	6,570	541,039
Oceaneering International, Inc.(a)	1,435	112,117
Patterson-UTI Energy, Inc.	1,659	57,965
RPC, Inc.	5,641	132,507
Tidewater, Inc.(a)	1,166	65,471

Total Energy Equipment & Services		3,162,113

Food & Staples Retailing - 2.7%
Casey’s General Stores, Inc.(a)	504	35,426
Costco Wholesale Corp.(a)	5,350	616,106
CVS Caremark Corp.	17,862	1,346,259
Kroger Co. (The)	9,997	494,152
Safeway, Inc.(a)	6,927	237,873
Sysco Corp.(a)	20,700	775,215
Wal-Mart Stores, Inc.	90,799	6,816,281
Walgreen Co.	24,180	1,792,463
Weis Markets, Inc.(a)	1,186	54,236
Whole Foods Market, Inc.(a)	3,583	138,411

Total Food & Staples Retailing		12,306,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Food Products - 1.9%
Archer-Daniels-Midland Co.	13,668	$602,895
B&G Foods, Inc.(a)	2,568	83,948
Campbell Soup Co.(a)	10,367	474,912
ConAgra Foods, Inc.	15,324	454,816
Dean Foods Co.(a)	2,531	44,520
Flowers Foods, Inc.(a)	5,309	111,914
General Mills, Inc.(a)	22,274	1,170,276
Hershey Co. (The)(a)	3,963	385,877
Hillshire Brands Co. (The)	3,195	199,049
Hormel Foods Corp.(a)	4,870	240,334
Ingredion, Inc.	2,008	150,680
J.M. Smucker Co. (The)	2,831	301,700
Kellogg Co.(a)	12,409	815,271
Kraft Foods Group, Inc.(a)	26,804	1,606,900
Lancaster Colony Corp.(a)	771	73,368
McCormick & Co., Inc. Non-Voting Shares(a)	2,729	195,369
Mead Johnson Nutrition Co.	3,868	360,382
Mondelez International, Inc. Class A	33,181	1,247,937
Pinnacle Foods, Inc.	3,625	119,263
Sanderson Farms, Inc.(a)	308	29,938
Snyder’s-Lance, Inc.(a)	2,471	65,383
Tyson Foods, Inc. Class A(a)	2,075	77,896

Total Food Products		8,812,628

Gas Utilities - 0.4%
AGL Resources, Inc.(a)	4,924	270,968
Atmos Energy Corp.(a)	3,226	172,268
Chesapeake Utilities Corp.(a)	1,014	72,329
Laclede Group, Inc. (The)(a)	1,747	84,817
National Fuel Gas Co.(a)	2,051	160,593
New Jersey Resources Corp.(a)	1,761	100,659
Northwest Natural Gas Co.(a)	1,977	93,216
Piedmont Natural Gas Co., Inc.	2,965	110,921
Questar Corp.	6,430	159,464
South Jersey Industries, Inc.(a)	1,391	84,030
Southwest Gas Corp.(a)	1,319	69,630
UGI Corp.	3,575	180,537
WGL Holdings, Inc.(a)	2,739	118,051

Total Gas Utilities		1,677,483

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	41,304	1,689,334
Baxter International, Inc.	17,972	1,299,376
Becton, Dickinson and Co.(a)	4,001	473,318
C.R. Bard, Inc.(a)	543	77,654
CONMED Corp.	1,457	64,326
DENTSPLY International, Inc.	900	42,615
Hill-Rom Holdings, Inc.	1,133	47,031
Medtronic, Inc.(a)	22,362	1,425,801
Meridian Bioscience, Inc.(a)	2,429	50,135
ResMed, Inc.(a)	3,434	173,863
St. Jude Medical, Inc.	5,590	387,107
STERIS Corp.(a)	1,033	55,245
Stryker Corp.(a)	6,231	525,398
Teleflex, Inc.(a)	686	72,442
West Pharmaceutical Services, Inc.	866	36,528
Zimmer Holdings, Inc.	1,687	175,212

Total Health Care Equipment & Supplies		6,595,385

Health Care Providers & Services - 1.0%
Aetna, Inc.	5,122	415,292
AmerisourceBergen Corp.	3,662	266,081
Cardinal Health, Inc.(a)	7,165	491,232
HealthSouth Corp.(a)	2,275	81,604
Humana, Inc.(a)	1,953	249,437
Kindred Healthcare, Inc.	2,229	51,490
Landauer, Inc.(a)	1,159	48,678
McKesson Corp.	1,655	308,178
National Healthcare Corp.(a)	1,008	56,740
Omnicare, Inc.(a)	1,118	74,425
Owens & Minor, Inc.(a)	1,975	67,111
Patterson Cos., Inc.(a)	1,698	67,088
Quest Diagnostics, Inc.(a)	3,550	208,350
Select Medical Holdings Corp.	5,560	86,736
UnitedHealth Group, Inc.(a)	17,955	1,467,821
WellPoint, Inc.	5,751	618,865

Total Health Care Providers & Services		4,559,128

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.(a)	1,101	70,024
Quality Systems, Inc.(a)	2,842	45,614

Total Health Care Technology		115,638

Hotels, Restaurants & Leisure - 2.2%
Bob Evans Farms, Inc.(a)	1,158	57,958
Brinker International, Inc.(a)	1,839	89,467
Burger King Worldwide, Inc.(a)	4,898	133,324
Cheesecake Factory, Inc. (The)(a)	1,032	47,905
Choice Hotels International, Inc.(a)	1,148	54,082
Cracker Barrel Old Country Store, Inc.(a)	751	74,777
Darden Restaurants, Inc.(a)	5,961	275,815
DineEquity, Inc.	798	63,433
Domino’s Pizza, Inc.(a)	751	54,891
Dunkin’ Brands Group, Inc.(a)	1,960	89,788
International Game Technology(a)	7,282	115,857
Las Vegas Sands Corp.	17,084	1,302,142
Marriott International, Inc. Class A(a)	4,743	304,026
McDonald’s Corp.	38,938	3,922,614
SeaWorld Entertainment, Inc.(a)	2,845	80,599
Six Flags Entertainment Corp.	5,669	241,216
Speedway Motorsports, Inc.(a)	2,865	52,286
Starbucks Corp.(a)	11,782	911,691
Starwood Hotels & Resorts Worldwide, Inc.	3,685	297,822
Texas Roadhouse, Inc.	2,088	54,288
Vail Resorts, Inc.(a)	670	51,711
Wendy’s Co. (The)(a)	11,618	99,102
Wyndham Worldwide Corp.	2,376	179,911
Wynn Resorts Ltd.(a)	2,454	509,352
Yum! Brands, Inc.	10,367	841,800

Total Hotels, Restaurants & Leisure		9,905,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Household Durables - 0.3%
D.R. Horton, Inc.	2,835	$69,684
Harman International Industries, Inc.	1,203	129,238
Leggett & Platt, Inc.(a)	5,934	203,418
Lennar Corp. Class A(a)	1,384	58,100
MDC Holdings, Inc.(a)	2,579	78,118
NACCO Industries, Inc. Class A(a)	677	34,256
Newell Rubbermaid, Inc.(a)	6,305	195,392
PulteGroup, Inc.(a)	4,947	99,732
Ryland Group, Inc. (The)(a)	504	19,878
Tupperware Brands Corp.(a)	1,435	120,110
Whirlpool Corp.	1,456	202,704

Total Household Durables		1,210,630

Household Products - 2.4%
Church & Dwight Co., Inc.(a)	2,530	176,974
Clorox Co. (The)(a)	4,542	415,139
Colgate-Palmolive Co.(a)	22,662	1,545,095
Energizer Holdings, Inc.	1,393	169,988
Kimberly-Clark Corp.	13,589	1,511,369
Procter & Gamble Co. (The)	91,865	7,219,670
Spectrum Brands Holdings, Inc.	940	80,868
WD-40 Co.(a)	670	50,397

Total Household Products		11,169,500

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.(a)	12,319	191,560
NRG Energy, Inc.(a)	6,520	242,544

Total Independent Power and Renewable Electricity Producers		434,104

Industrial Conglomerates - 2.4%
3M Co.(a)	14,709	2,106,917
Carlisle Cos., Inc.	1,024	88,699
Danaher Corp.	1,126	88,650
General Electric Co.	324,681	8,532,617
Roper Industries, Inc.(a)	552	80,597

Total Industrial Conglomerates		10,897,480

Insurance - 2.5%
Aflac, Inc.	11,876	739,281
Allstate Corp. (The)	9,816	576,396
American Financial Group, Inc.	1,630	97,083
American International Group, Inc.(a)	13,622	743,489
American National Insurance Co.(a)	1,083	123,679
AmTrust Financial Services, Inc.(a)	1,594	66,645
Arthur J. Gallagher & Co.	4,554	212,216
Assurant, Inc.	1,386	90,852
Baldwin & Lyons, Inc. Class B	2	52
Brown & Brown, Inc.	2,585	79,385
Chubb Corp. (The)(a)	5,367	494,676
Cincinnati Financial Corp.(a)	5,744	275,942
CNA Financial Corp.	5,912	238,963
CNO Financial Group, Inc.	2,356	41,937
Donegal Group, Inc. Class A	1	15
Erie Indemnity Co. Class A	1,449	109,052
Fidelity National Financial, Inc. Class A(a)	6,459	211,597
First American Financial Corp.(a)	2,042	56,747
Hanover Insurance Group, Inc. (The)(a)	1,383	87,336
Hartford Financial Services Group, Inc. (The)	9,065	324,618
HCC Insurance Holdings, Inc.	2,086	102,089
Horace Mann Educators Corp.(a)	1,919	60,007
Infinity Property & Casualty Corp.(a)	701	47,128
Kemper Corp.	1,843	67,933
Lincoln National Corp.(a)	3,962	203,805
Loews Corp.	2,263	99,595
Marsh & McLennan Cos., Inc.(a)	13,284	688,377
Mercury General Corp.	3,240	152,410
MetLife, Inc.	27,499	1,527,844
Old Republic International Corp.	13,371	221,156
Principal Financial Group, Inc.	7,249	365,930
ProAssurance Corp.	1,399	62,116
Progressive Corp. (The)	7,416	188,070
Protective Life Corp.	1,685	116,821
Prudential Financial, Inc.	12,572	1,116,016
Reinsurance Group of America, Inc.	1,162	91,682
RLI Corp.(a)	1,358	62,169
Safety Insurance Group, Inc.(a)	1,433	73,628
Selective Insurance Group, Inc.	2,200	54,384
StanCorp Financial Group, Inc.	1,068	68,352
State Auto Financial Corp.(a)	2,681	62,816
Symetra Financial Corp.(a)	4,128	93,871
Torchmark Corp.(a)	907	74,301
Travelers Cos., Inc. (The)(a)	9,401	884,352
United Fire Group, Inc.(a)	1,176	34,480
Universal Insurance Holdings, Inc.	4	52
Unum Group(a)	5,012	174,217
W.R. Berkley Corp.(a)	958	44,365

Total Insurance		11,307,927

Internet & Catalog Retail - 0.0%
Expedia, Inc.(a)	1,454	114,517
HSN, Inc.(a)	1,245	73,754
Nutrisystem, Inc.(a)	1,648	28,197

Total Internet & Catalog Retail		216,468

Internet Software & Services - 0.0%
IAC/InterActiveCorp	1,785	123,576
j2 Global, Inc.(a)	1,325	67,389

Total Internet Software & Services		190,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
IT Services - 2.1%
Automatic Data Processing, Inc.(a)	13,749	$1,090,021
Booz Allen Hamilton Holding Corp.(a)	3,946	83,813
Broadridge Financial Solutions, Inc.	3,276	136,413
Computer Sciences Corp.	2,696	170,387
DST Systems, Inc.	851	78,437
Fidelity National Information Services, Inc.	5,878	321,762
International Business Machines Corp.(a)	26,989	4,892,296
Jack Henry & Associates, Inc.(a)	1,539	91,463
Leidos Holdings, Inc.(a)	3,031	116,208
MasterCard, Inc. Class A	4,170	306,370
Paychex, Inc.(a)	13,597	565,091
Total System Services, Inc.	3,085	96,900
Visa, Inc. Class A(a)	4,510	950,302
Western Union Co. (The)(a)	18,684	323,981
Xerox Corp.(a)	28,358	352,773

Total IT Services		9,576,217

Leisure Products - 0.2%
Brunswick Corp.(a)	1,128	47,523
Hasbro, Inc.(a)	4,761	252,571
Mattel, Inc.(a)	12,492	486,813
Polaris Industries, Inc.(a)	1,045	136,101
Sturm Ruger & Co., Inc.(a)	881	51,988

Total Leisure Products		974,996

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	3,329	191,218
PerkinElmer, Inc.(a)	1,276	59,768
Techne Corp.(a)	758	70,168
Thermo Fisher Scientific, Inc.	2,454	289,572

Total Life Sciences Tools & Services		610,726

Machinery - 1.8%
AGCO Corp.(a)	810	45,538
Albany International Corp. Class A(a)	3	114
Allison Transmission Holdings, Inc.(a)	3,463	107,699
Barnes Group, Inc.(a)	1,664	64,130
Briggs & Stratton Corp.	2,149	43,968
Caterpillar, Inc.(a)	20,009	2,174,378
CLARCOR, Inc.(a)	900	55,665
Crane Co.	1,250	92,950
Cummins, Inc.(a)	3,995	616,388
Deere & Co.(a)	10,005	905,953
Donaldson Co., Inc.(a)	2,027	85,783
Douglas Dynamics, Inc.(a)	1,273	22,430
Dover Corp.	3,300	300,135
Flowserve Corp.	1,361	101,190
Graco, Inc.(a)	1,190	92,915
Harsco Corp.(a)	3,089	82,260
Hillenbrand, Inc.(a)	2,984	97,338
IDEX Corp.(a)	1,320	106,577
Illinois Tool Works, Inc.(a)	10,694	936,367
ITT Corp.	1,359	65,368
Joy Global, Inc.(a)	1,657	102,038
Kennametal, Inc.(a)	1,440	66,643
Lincoln Electric Holdings, Inc.(a)	1,385	96,784
Mueller Industries, Inc.(a)	1,260	37,057
Nordson Corp.(a)	746	59,822
Oshkosh Corp.	1,316	73,077
PACCAR, Inc.(a)	5,651	355,052
Pall Corp.(a)	1,563	133,465
Parker Hannifin Corp.	2,560	321,869
Snap-on, Inc.	1,057	125,276
SPX Corp.(a)	679	73,475
Stanley Black & Decker, Inc.	4,457	391,414
Timken Co. (The)	1,956	132,695
Toro Co. (The)	783	49,799
Trinity Industries, Inc.(a)	2,354	102,917
Valmont Industries, Inc.(a)	219	33,277
Woodward, Inc.(a)	567	28,452
Xylem, Inc.(a)	2,670	104,344

Total Machinery		8,284,602

Marine - 0.0%
International Shipholding Corp.(a)	7	160
Matson, Inc.(a)	2,039	54,727

Total Marine		54,887

Media - 2.2%
Cablevision Systems Corp. Class A(a)	8,725	153,996
CBS Corp. Class A(a)	935	58,064
CBS Corp. Class B Non-Voting Shares(a)	5,052	313,931
Cinemark Holdings, Inc.(a)	3,624	128,145
Comcast Corp. Class A	38,394	2,060,990
Comcast Corp. Special Class A	9,311	496,556
Gannett Co., Inc.(a)	7,940	248,601
Interpublic Group of Cos., Inc. (The)	10,003	195,159
John Wiley & Sons, Inc. Class A	1,585	96,035
Meredith Corp.(a)	1,566	75,732
Morningstar, Inc.(a)	345	24,774
National CineMedia, Inc.(a)	4,883	85,501
Omnicom Group, Inc.(a)	6,679	475,678
Regal Entertainment Group Class A(a)	6,264	132,170
Scripps Networks Interactive, Inc. Class A	914	74,162
Sinclair Broadcast Group, Inc. Class A(a)	1,705	59,249
Time Warner Cable, Inc.	6,315	930,200
Time Warner, Inc.	17,845	1,253,611
Time, Inc.*	1	12
Twenty-First Century Fox, Inc. Class A(a)	12,872	452,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Twenty-First Century Fox, Inc. Class B	7,220	$247,141
Viacom, Inc. Class A	1,166	101,151
Viacom, Inc. Class B	7,084	614,395
Walt Disney Co. (The)	21,749	1,864,759
World Wrestling Entertainment, Inc. Class A(a)	1,251	14,924

Total Media		10,157,387

Metals & Mining - 1.0%
Alcoa, Inc.	15,932	237,227
Allegheny Technologies, Inc.(a)	2,865	129,212
Carpenter Technology Corp.	815	51,549
Cliffs Natural Resources, Inc.(a)	4,662	70,163
Commercial Metals Co.(a)	4,103	71,023
Compass Minerals International, Inc.	1,138	108,952
Freeport-McMoRan Copper & Gold, Inc.	42,608	1,555,192
Globe Specialty Metals, Inc.	1,050	21,819
Gold Resource Corp.(a)	8,097	40,971
Hecla Mining Co.(a)	5,176	17,857
Kaiser Aluminum Corp.(a)	628	45,762
Newmont Mining Corp.(a)	19,249	489,695
Nucor Corp.(a)	10,374	510,920
Reliance Steel & Aluminum Co.	1,547	114,029
Royal Gold, Inc.(a)	1,277	97,205
Southern Copper Corp.(a)	17,422	529,106
Steel Dynamics, Inc.(a)	6,383	114,575
U.S. Silica Holdings, Inc.	1,277	70,797
United States Steel Corp.(a)	1,530	39,841
Walter Energy, Inc.(a)	1,064	5,799
Worthington Industries, Inc.(a)	1,429	61,504

Total Metals & Mining		4,383,198

Multi-Utilities - 2.2%
Alliant Energy Corp.	4,526	275,452
Ameren Corp.(a)	12,172	497,591
Avista Corp.(a)	3,941	132,102
Black Hills Corp.	1,861	114,247
CenterPoint Energy, Inc.	17,587	449,172
CMS Energy Corp.	11,178	348,195
Consolidated Edison, Inc.(a)	14,487	836,479
Dominion Resources, Inc.(a)	23,171	1,657,190
DTE Energy Co.(a)	7,822	609,099
Integrys Energy Group, Inc.(a)	4,289	305,077
MDU Resources Group, Inc.	5,531	194,138
NiSource, Inc.	10,704	421,095
NorthWestern Corp.	1,965	102,553
PG&E Corp.(a)	22,419	1,076,560
Public Service Enterprise Group, Inc.(a)	25,286	1,031,416
SCANA Corp.(a)	7,001	376,724
Sempra Energy	7,928	830,141
TECO Energy, Inc.(a)	12,525	231,462
Vectren Corp.(a)	3,879	164,858
Wisconsin Energy Corp.(a)	9,082	426,128

Total Multi-Utilities		10,079,679

Multiline Retail - 0.5%
Family Dollar Stores, Inc.(a)	2,149	142,135
Kohl’s Corp.(a)	6,413	337,837
Macy’s, Inc.(a)	8,585	498,102
Nordstrom, Inc.(a)	4,450	302,288
Target Corp.(a)	19,654	1,138,949

Total Multiline Retail		2,419,311

Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	5,256	575,374
Apache Corp.(a)	4,288	431,459
Arch Coal, Inc.(a)	10,388	37,916
Cabot Oil & Gas Corp.(a)	1,154	39,398
Chesapeake Energy Corp.(a)	10,257	318,788
Chevron Corp.(a)	73,765	9,630,021
Cimarex Energy Co.	703	100,852
Comstock Resources, Inc.(a)	1,169	33,714
ConocoPhillips(a)	56,301	4,826,685
CONSOL Energy, Inc.(a)	3,755	172,993
CVR Energy, Inc.(a)	7,314	352,462
Delek U.S. Holdings, Inc.	1,254	35,400
Devon Energy Corp.	6,949	551,751
Energen Corp.	821	72,970
EOG Resources, Inc.	3,006	351,281
EQT Corp.(a)	240	25,656
EXCO Resources, Inc.(a)	10,738	63,247
Exxon Mobil Corp.	127,914	12,878,381
Hess Corp.	4,804	475,068
HollyFrontier Corp.(a)	5,719	249,863
Kinder Morgan, Inc.	56,893	2,062,940
Marathon Oil Corp.	17,378	693,730
Marathon Petroleum Corp.	6,771	528,612
Murphy Oil Corp.(a)	4,360	289,853
Noble Energy, Inc.(a)	3,441	266,540
Occidental Petroleum Corp.	25,770	2,644,775
ONEOK, Inc.(a)	6,067	413,041
PBF Energy, Inc. Class A	2,240	59,696
Peabody Energy Corp.(a)	5,803	94,879
Phillips 66	15,008	1,207,093
Pioneer Natural Resources Co.(a)	118	27,118
Range Resources Corp.(a)	496	43,127
SemGroup Corp. Class A(a)	852	67,180
Spectra Energy Corp.(a)	27,970	1,188,166
Targa Resources Corp.(a)	1,292	180,324
Tesoro Corp.	2,738	160,638
Valero Energy Corp.	11,814	591,881
W&T Offshore, Inc.(a)	3,205	52,466
Western Refining, Inc.(a)	2,201	82,648
Williams Cos., Inc. (The)	31,785	1,850,205

Total Oil, Gas & Consumable Fuels		43,728,191

Paper & Forest Products - 0.2%
International Paper Co.(a)	14,368	725,153
PH Glatfelter Co.(a)	1,542	40,909
Schweitzer-Mauduit International, Inc.(a)	1,242	54,226

Total Paper & Forest Products		820,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Personal Products - 0.1%
Avon Products, Inc.(a)	7,295	$106,580
Estee Lauder Cos., Inc. (The) Class A	3,033	225,230
Nu Skin Enterprises, Inc. Class A(a)	676	49,997

Total Personal Products		381,807

Pharmaceuticals - 7.1%
AbbVie, Inc.	54,375	3,068,925
Allergan, Inc.	801	135,545
Bristol-Myers Squibb Co.	50,804	2,464,502
Eli Lilly & Co.	50,414	3,134,238
Johnson & Johnson	93,899	9,823,713
Merck & Co., Inc.	119,748	6,927,422
Pfizer, Inc.	239,677	7,113,613
Questcor Pharmaceuticals, Inc.(a)	1,509	139,568
Zoetis, Inc.(a)	4,706	151,863

Total Pharmaceuticals		32,959,389

Professional Services - 0.1%
Acacia Research Corp.(a)	1,675	29,731
Corporate Executive Board Co. (The)	757	51,643
Dun & Bradstreet Corp. (The)(a)	683	75,267
Equifax, Inc.(a)	2,076	150,593
Insperity, Inc.(a)	698	23,034
Manpowergroup, Inc.	1,130	95,880
Robert Half International, Inc.	2,702	128,993
Towers Watson & Co. Class A(a)	394	41,067

Total Professional Services		596,208

Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust(a)	2,929	82,276
Agree Realty Corp.(a)	2,356	71,222
Alexander’s, Inc.(a)	221	81,653
Alexandria Real Estate Equities, Inc.	3,526	273,759
American Assets Trust, Inc.	2,024	69,929
American Campus Communities, Inc.	4,988	190,741
American Homes 4 Rent Class A(a)	3,252	57,756
American Realty Capital Properties, Inc.(a)	44,696	560,041
American Tower Corp.	6,359	572,183
Apartment Investment & Management Co. Class A(a)	5,992	193,362
Ashford Hospitality Trust, Inc.(a)	8,925	102,995
Associated Estates Realty Corp.(a)	4,887	88,064
AvalonBay Communities, Inc.(a)	5,379	764,840
Aviv REIT, Inc.	3,844	108,285
BioMed Realty Trust, Inc.(a)	10,406	227,163
Boston Properties, Inc.(a)	4,191	495,292
Brandywine Realty Trust	8,766	136,750
Camden Property Trust(a)	3,996	284,315
Campus Crest Communities, Inc.(a)	8,793	76,147
CBL & Associates Properties, Inc.(a)	9,924	188,556
Cedar Realty Trust, Inc.(a)	7	44
Chambers Street Properties(a)	17,678	142,131
Chesapeake Lodging Trust(a)	3,554	107,437
CommonWealth REIT(a)	5,718	150,498
Corporate Office Properties Trust(a)	5,289	147,087
Corrections Corp. of America(a)	7,343	241,218
Cousins Properties, Inc.	5,425	67,541
Crown Castle International Corp.	7,548	560,514
CubeSmart(a)	5,527	101,255
DCT Industrial Trust, Inc.	16,206	133,051
DDR Corp.(a)	14,102	248,618
DiamondRock Hospitality Co.(a)	7,438	95,355
Digital Realty Trust, Inc.(a)	9,589	559,230
Douglas Emmett, Inc.(a)	5,093	143,724
Duke Realty Corp.	16,603	301,510
DuPont Fabros Technology, Inc.(a)	3,678	99,159
EastGroup Properties, Inc.(a)	1,561	100,263
Education Realty Trust, Inc.	9,152	98,292
EPR Properties(a)	3,476	194,204
Equity Lifestyle Properties, Inc.	2,671	117,951
Equity One, Inc.	5,915	139,535
Equity Residential(a)	12,337	777,231
Essex Property Trust, Inc.(a)	2,066	382,024
Excel Trust, Inc.(a)	6,923	92,284
Extra Space Storage, Inc.(a)	4,973	264,812
Federal Realty Investment Trust(a)	2,309	279,204
First Industrial Realty Trust, Inc.(a)	3,203	60,345
First Potomac Realty Trust(a)	6,566	86,146
Franklin Street Properties Corp.(a)	8,369	105,282
General Growth Properties, Inc.	28,961	682,321
Geo Group, Inc. (The)	5,495	196,336
Getty Realty Corp.(a)	3,947	75,309
Gladstone Commercial Corp.(a)	3,786	67,656
Glimcher Realty Trust(a)	9,040	97,903
Government Properties Income Trust(a)	4,990	126,696
HCP, Inc.	29,445	1,218,434
Health Care REIT, Inc.	18,127	1,136,019
Healthcare Realty Trust, Inc.	6,210	157,858
Healthcare Trust of America, Inc. Class A	12,100	145,684
Hersha Hospitality Trust(a)	13,094	87,861
Highwoods Properties, Inc.(a)	4,301	180,427
Home Properties, Inc.(a)	3,133	200,387
Hospitality Properties Trust	11,284	343,034
Host Hotels & Resorts, Inc.(a)	21,884	481,667
Hudson Pacific Properties, Inc.	2,811	71,231
Inland Real Estate Corp.(a)	10,073	107,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Investors Real Estate Trust	11,547	$106,348
Kilroy Realty Corp.(a)	2,575	160,371
Kimco Realty Corp.(a)	20,058	460,933
Kite Realty Group Trust	10,303	63,260
LaSalle Hotel Properties(a)	4,217	148,818
Lexington Realty Trust(a)	16,346	179,969
Liberty Property Trust	8,645	327,905
LTC Properties, Inc.	2,811	109,741
Macerich Co. (The)(a)	6,553	437,413
Mack-Cali Realty Corp.	5,691	122,243
Medical Properties Trust, Inc.(a)	11,455	151,664
Mid-America Apartment Communities, Inc.(a)	3,506	256,113
Monmouth Real Estate Investment Corp. Class A	7,990	80,220
National Health Investors, Inc.(a)	1,635	102,286
National Retail Properties, Inc.(a)	7,006	260,553
Omega Healthcare Investors, Inc.(a)	8,836	325,695
One Liberty Properties, Inc.(a)	8	171
Parkway Properties, Inc.	4,525	93,441
Pebblebrook Hotel Trust(a)	1,761	65,087
Pennsylvania Real Estate Investment Trust	3,955	74,433
Piedmont Office Realty Trust, Inc. Class A	8,702	164,816
Plum Creek Timber Co., Inc.(a)	7,165	323,142
Post Properties, Inc.(a)	1,908	102,002
Potlatch Corp.	1,755	72,657
Prologis, Inc.	17,110	703,050
PS Business Parks, Inc.	931	77,729
Public Storage	7,343	1,258,223
Ramco-Gershenson Properties Trust(a)	5,665	94,152
Rayonier, Inc.	6,296	223,823
Realty Income Corp.(a)	13,157	584,434
Regency Centers Corp.(a)	3,988	222,052
Retail Opportunity Investments Corp.(a)	5,692	89,535
Retail Properties of America, Inc. Class A	12,509	192,388
RLJ Lodging Trust	4,288	123,880
Ryman Hospitality Properties, Inc.(a)	2,852	137,324
Sabra Health Care REIT, Inc.	3,065	87,996
Saul Centers, Inc.	1,432	69,595
Select Income REIT	4,211	124,814
Senior Housing Properties Trust(a)	13,607	330,514
Simon Property Group, Inc.	10,950	1,820,766
SL Green Realty Corp.(a)	2,283	249,783
Sovran Self Storage, Inc.	1,149	88,760
Spirit Realty Capital, Inc.	22,765	258,610
STAG Industrial, Inc.	4,863	116,761
Summit Hotel Properties, Inc.(a)	7,813	82,818
Sun Communities, Inc.(a)	2,710	135,066
Sunstone Hotel Investors, Inc.	4,104	61,273
Tanger Factory Outlet Centers, Inc.(a)	2,830	98,965
Taubman Centers, Inc.(a)	1,966	149,042
UDR, Inc.(a)	10,823	309,863
Universal Health Realty Income Trust(a)	1,918	83,395
Urstadt Biddle Properties, Inc. Class A(a)	3,681	76,859
Ventas, Inc.	15,535	995,794
Vornado Realty Trust	6,697	714,771
W.P. Carey, Inc.(a)	4,036	259,918
Washington Real Estate Investment Trust(a)	4,559	118,443
Weingarten Realty Investors(a)	5,762	189,224
Weyerhaeuser Co.(a)	18,535	613,323
Winthrop Realty Trust(a)	6,050	92,868

Total Real Estate Investment Trusts (REITs)		30,822,265

Road & Rail - 0.9%
Con-way, Inc.(a)	925	46,629
CSX Corp.(a)	24,950	768,710
JB Hunt Transport Services, Inc.(a)	973	71,788
Kansas City Southern(a)	863	92,781
Knight Transportation, Inc.(a)	2,726	64,797
Landstar System, Inc.(a)	2,042	130,688
Norfolk Southern Corp.	8,119	836,501
Ryder System, Inc.	1,289	113,548
Union Pacific Corp.	21,027	2,097,443
Werner Enterprises, Inc.(a)	6	159

Total Road & Rail		4,223,044

Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.(a)	7,055	245,232
Analog Devices, Inc.(a)	9,793	529,507
Applied Materials, Inc.(a)	33,229	749,314
Broadcom Corp. Class A	9,235	342,803
Brooks Automation, Inc.(a)	5,687	61,249
Intel Corp.(a)	206,953	6,394,848
Intersil Corp. Class A	6,971	104,216
KLA-Tencor Corp.(a)	5,520	400,973
Linear Technology Corp.(a)	6,281	295,646
Maxim Integrated Products, Inc.(a)	11,579	391,486
Microchip Technology, Inc.(a)	7,643	373,055
MKS Instruments, Inc.	1,504	46,985
NVIDIA Corp.(a)	14,442	267,755
Texas Instruments, Inc.(a)	35,404	1,691,957
Xilinx, Inc.	6,938	328,237

Total Semiconductors & Semiconductor Equipment		12,223,263

Software - 3.7%
Activision Blizzard, Inc.	9,123	203,443
American Software, Inc. Class A(a)	3,748	37,030
Blackbaud, Inc.(a)	1,068	38,170
CA, Inc.	15,944	458,230
Compuware Corp.	11,141	111,298
FactSet Research Systems, Inc.	656	78,904
Intuit, Inc.(a)	3,345	269,373
Microsoft Corp.	296,401	12,359,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Oracle Corp.	73,205	$2,966,999
Solera Holdings, Inc.(a)	980	65,807
Symantec Corp.	20,684	473,664

Total Software		17,062,840

Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A(a)	2,404	103,973
Advance Auto Parts, Inc.	187	25,230
American Eagle Outfitters, Inc.(a)	8,070	90,545
Best Buy Co., Inc.(a)	6,560	203,426
Buckle, Inc. (The)(a)	1,103	48,929
Chico’s FAS, Inc.(a)	2,293	38,889
Dick’s Sporting Goods, Inc.	1,028	47,864
DSW, Inc. Class A	1,218	34,031
Foot Locker, Inc.(a)	3,598	182,491
GameStop Corp. Class A(a)	3,070	124,243
Gap, Inc. (The)(a)	11,320	470,572
GNC Holdings, Inc. Class A(a)	1,318	44,944
Guess?, Inc.(a)	2,844	76,788
Home Depot, Inc. (The)	33,385	2,702,850
L Brands, Inc.(a)	6,344	372,139
Lowe’s Cos., Inc.(a)	18,274	876,969
Men’s Wearhouse, Inc. (The)(a)	1,159	64,672
Penske Automotive Group, Inc.(a)	1,585	78,458
PetSmart, Inc.(a)	1,107	66,199
Rent-A-Center, Inc.(a)	1,766	50,649
Ross Stores, Inc.	2,546	168,367
Staples, Inc.(a)	23,497	254,707
Tiffany & Co.(a)	2,262	226,765
TJX Cos., Inc. (The)	7,954	422,755
Tractor Supply Co.(a)	1,251	75,560
Williams-Sonoma, Inc.(a)	2,420	173,708

Total Specialty Retail		7,025,723

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	161,642	15,021,391
Diebold, Inc.(a)	2,880	115,690
EMC Corp.	40,323	1,062,108
Hewlett-Packard Co.	47,188	1,589,292
Lexmark International, Inc. Class A(a)	2,904	139,857
NetApp, Inc.(a)	5,926	216,417
SanDisk Corp.	3,465	361,850
Western Digital Corp.	4,132	381,383

Total Technology Hardware, Storage & Peripherals		18,887,988

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.(a)	652	44,942
Coach, Inc.(a)	7,858	268,665
Columbia Sportswear Co.	769	63,558
Hanesbrands, Inc.(a)	1,375	135,355
NIKE, Inc. Class B	8,962	695,003
Ralph Lauren Corp.	765	122,928
VF Corp.	9,044	569,772
Wolverine World Wide, Inc.(a)	1,254	32,679

Total Textiles, Apparel & Luxury Goods		1,932,902

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.(a)	9	121
Berkshire Hills Bancorp, Inc.(a)	6	139
Brookline Bancorp, Inc.(a)	7,554	70,781
Capitol Federal Financial, Inc.(a)	5,798	70,504
Dime Community Bancshares, Inc.(a)	3,953	62,418
Hudson City Bancorp, Inc.	10,676	104,945
New York Community Bancorp, Inc.(a)	31,166	498,033
Northwest Bancshares, Inc.(a)	6,447	87,486
OceanFirst Financial Corp.	9	149
Oritani Financial Corp.(a)	4,809	74,010
People’s United Financial, Inc.(a)	15,419	233,906
Provident Financial Services, Inc.	3,081	53,363
TrustCo Bank Corp.(a)	9,409	62,852
Washington Federal, Inc.(a)	2,297	51,522

Total Thrifts & Mortgage Finance		1,370,229

Tobacco - 3.3%
Altria Group, Inc.	117,801	4,940,574
Lorillard, Inc.	18,645	1,136,786
Philip Morris International, Inc.	81,680	6,886,441
Reynolds American, Inc.	32,507	1,961,798
Universal Corp.(a)	1,407	77,877
Vector Group Ltd.(a)	9,808	202,829

Total Tobacco		15,206,305

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	1,195	60,622
Fastenal Co.(a)	7,093	351,033
GATX Corp.(a)	1,410	94,386
Kaman Corp.(a)	1,363	58,241
MSC Industrial Direct Co., Inc. Class A(a)	899	85,980
TAL International Group, Inc.*(a)	2,186	96,971
W.W. Grainger, Inc.(a)	1,156	293,936
Watsco, Inc.	761	78,200

Total Trading Companies & Distributors		1,119,369

Water Utilities - 0.1%
American States Water Co.	2,598	86,332
American Water Works Co., Inc.	5,106	252,492
Aqua America, Inc.(a)	5,328	139,700
California Water Service Group(a)	3,422	82,812
Connecticut Water Service, Inc.(a)	6	203
Middlesex Water Co.(a)	1,950	41,301
SJW Corp.(a)	2,055	55,896

Total Water Utilities		658,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

June 30, 2014

Investments	Shares	Value
Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.(a)	3,357	$41,828
Telephone & Data Systems, Inc.	2,532	66,111

Total Wireless Telecommunication Services		107,939

TOTAL COMMON STOCKS (Cost: $338,284,044)		459,509,178

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Total Earnings Fund(b) (Cost: $842,124)	12,342	871,962

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.3%

United States - 25.3%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(c) (Cost: $116,803,512)(d)	116,803,512	116,803,512

TOTAL INVESTMENTS IN SECURITIES - 125.1% (Cost: $455,929,680)		577,184,652
Liabilities in Excess of Cash and Other Assets - (25.1)%		(115,974,021)

NET ASSETS - 100.0%		$461,210,631

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(d)

At June 30, 2014, the total market value of the Fund’s securities on loan was $133,159,036 and the total market value of the collateral held by the Fund was $136,206,803. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,403,291.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.7%
AAR Corp.(a)	270	$7,441
Alliant Techsystems, Inc.	269	36,025
B/E Aerospace, Inc.*(a)	230	21,273
Boeing Co. (The)(a)	2,628	334,360
Cubic Corp.(a)	140	6,231
Curtiss-Wright Corp.	177	11,604
Esterline Technologies Corp.*	136	15,656
Exelis, Inc.(a)	1,436	24,383
GenCorp, Inc.*(a)	538	10,276
General Dynamics Corp.(a)	1,379	160,723
HEICO Corp.(a)	93	4,830
Hexcel Corp.*(a)	235	9,612
Honeywell International, Inc.	2,958	274,946
Huntington Ingalls Industries, Inc.	175	16,553
L-3 Communications Holdings, Inc.	556	67,137
Lockheed Martin Corp.(a)	1,719	276,295
Moog, Inc. Class A*(a)	183	13,339
National Presto Industries, Inc.(a)	47	3,424
Northrop Grumman Corp.(a)	1,200	143,556
Orbital Sciences Corp.*	227	6,708
Precision Castparts Corp.(a)	413	104,241
Raytheon Co.(a)	1,771	163,375
Rockwell Collins, Inc.	578	45,165
Teledyne Technologies, Inc.*	136	13,215
Textron, Inc.	817	31,283
TransDigm Group, Inc.(a)	89	14,886
Triumph Group, Inc.(a)	299	20,876
United Technologies Corp.	3,245	374,635

Total Aerospace & Defense		2,212,048

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*(a)	166	6,117
C.H. Robinson Worldwide, Inc.(a)	436	27,812
Expeditors International of Washington, Inc.(a)	466	20,579
FedEx Corp.	824	124,737
Forward Air Corp.(a)	111	5,311
Hub Group, Inc. Class A*(a)	139	7,006
Park-Ohio Holdings Corp.(a)	163	9,472
United Parcel Service, Inc. Class B(a)	2,476	254,186

Total Air Freight & Logistics		455,220

Airlines - 0.5%
Alaska Air Group, Inc.	406	38,590
Allegiant Travel Co.	88	10,364
American Airlines Group, Inc.*	1,596	68,564
Delta Air Lines, Inc.(a)	5,222	202,196
Hawaiian Holdings, Inc.*(a)	650	8,912
JetBlue Airways Corp.*(a)	1,067	11,577
SkyWest, Inc.(a)	342	4,179
Southwest Airlines Co.	2,176	58,447
Spirit Airlines, Inc.*	237	14,988

Total Airlines		417,817

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*(a)	928	17,530
BorgWarner, Inc.(a)	814	53,065
Cooper Tire & Rubber Co.(a)	794	23,820
Dana Holding Corp.(a)	131	3,199
Dorman Products, Inc.*(a)	140	6,905
Gentex Corp.(a)	408	11,869
Goodyear Tire & Rubber Co. (The)(a)	1,150	31,947
Johnson Controls, Inc.(a)	1,700	84,881
Lear Corp.	1,076	96,108
Standard Motor Products, Inc.(a)	184	8,219
Superior Industries International, Inc.(a)	167	3,443
Tenneco, Inc.*	271	17,805
TRW Automotive Holdings Corp.*	938	83,970
Visteon Corp.*	96	9,313

Total Auto Components		452,074

Automobiles - 0.6%
Ford Motor Co.	24,696	425,759
Harley-Davidson, Inc.(a)	707	49,384
Thor Industries, Inc.(a)	210	11,943
Winnebago Industries, Inc.*(a)	205	5,162

Total Automobiles		492,248

Banks - 8.8%
1st Source Corp.(a)	142	4,348
Associated Banc-Corp.	690	12,475
BancFirst Corp.(a)	71	4,395
BancorpSouth, Inc.(a)	321	7,887
Bank of America Corp.	44,385	682,197
Bank of Hawaii Corp.	211	12,384
Bank of the Ozarks, Inc.(a)	428	14,317
BankUnited, Inc.(a)	375	12,555
Banner Corp.(a)	109	4,320
BB&T Corp.(a)	2,866	113,006
BBCN Bancorp, Inc.(a)	329	5,247
BOK Financial Corp.	350	23,310
Boston Private Financial Holdings, Inc.(a)	399	5,363
Camden National Corp.(a)	109	4,225
Cardinal Financial Corp.(a)	503	9,285
Cathay General Bancorp(a)	276	7,055
Central Pacific Financial Corp.	367	7,285
Chemical Financial Corp.(a)	135	3,791
CIT Group, Inc.(a)	1,041	47,636
Citigroup, Inc.	16,287	767,118
City Holding Co.	108	4,873
City National Corp.	221	16,743
CoBiz Financial, Inc.(a)	475	5,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Columbia Banking System, Inc.	180	$4,736
Comerica, Inc.(a)	937	47,000
Commerce Bancshares, Inc.(a)	414	19,251
Community Bank System, Inc.(a)	159	5,756
Community Trust Bancorp, Inc.(a)	119	4,069
Cullen/Frost Bankers, Inc.(a)	270	21,443
Customers Bancorp, Inc.*(a)	257	5,151
CVB Financial Corp.(a)	341	5,466
East West Bancorp, Inc.	698	24,423
Fifth Third Bancorp(a)	5,631	120,222
First Citizens BancShares, Inc. Class A	42	10,290
First Commonwealth Financial Corp.(a)	507	4,674
First Financial Bancorp(a)	236	4,062
First Financial Bankshares, Inc.(a)	244	7,654
First Interstate BancSystem, Inc.	224	6,088
First Midwest Bancorp, Inc.(a)	205	3,491
First Niagara Financial Group, Inc.	1,152	10,068
First Republic Bank	621	34,149
FirstMerit Corp.(a)	524	10,349
Flushing Financial Corp.	223	4,583
FNB Corp.(a)	361	4,628
Fulton Financial Corp.(a)	1,060	13,133
Glacier Bancorp, Inc.(a)	247	7,010
Great Southern Bancorp, Inc.(a)	124	3,974
Hancock Holding Co.(a)	206	7,276
Hanmi Financial Corp.(a)	383	8,074
Home BancShares, Inc.	230	7,549
Huntington Bancshares, Inc.	5,124	48,883
Iberiabank Corp.(a)	115	7,957
Independent Bank Corp.(a)	95	3,646
International Bancshares Corp.(a)	438	11,826
Investors Bancorp, Inc.	742	8,199
JPMorgan Chase & Co.	29,014	1,671,787
KeyCorp(a)	5,024	71,994
Lakeland Financial Corp.(a)	137	5,228
M&T Bank Corp.(a)	635	78,772
MB Financial, Inc.(a)	274	7,412
National Penn Bancshares, Inc.	432	4,571
NBT Bancorp, Inc.(a)	154	3,699
OFG Bancorp	332	6,112
Old National Bancorp	298	4,255
PacWest Bancorp(a)	504	21,758
Park National Corp.(a)	69	5,327
Pinnacle Financial Partners, Inc.	164	6,475
PNC Financial Services Group, Inc. (The)	3,408	303,482
Popular, Inc.*	890	30,420
PrivateBancorp, Inc.	223	6,480
Prosperity Bancshares, Inc.(a)	267	16,714
Regions Financial Corp.(a)	7,989	84,843
Republic Bancorp, Inc. Class A(a)	276	6,547
S&T Bancorp, Inc.(a)	117	2,907
Seacoast Banking Corp. of Florida*(a)	206	2,239
Signature Bank*(a)	164	20,693
Simmons First National Corp. Class A(a)	118	4,648
South State Corp.	113	6,893
Southside Bancshares, Inc.(a)	186	5,387
Sterling Bancorp(a)	431	5,172
SunTrust Banks, Inc.	2,340	93,740
Susquehanna Bancshares, Inc.	545	5,755
SVB Financial Group*(a)	206	24,024
Synovus Financial Corp.(a)	2,359	57,512
Taylor Capital Group, Inc.*(a)	317	6,777
Texas Capital Bancshares, Inc.*	115	6,204
Tompkins Financial Corp.(a)	95	4,577
Trustmark Corp.(a)	248	6,123
U.S. Bancorp(a)	9,767	423,106
UMB Financial Corp.(a)	197	12,488
Umpqua Holdings Corp.	300	5,376
Union Bankshares Corp.(a)	418	10,722
United Bankshares, Inc.(a)	160	5,173
United Community Banks, Inc.	734	12,016
Valley National Bancorp(a)	637	6,313
Webster Financial Corp.(a)	488	15,391
Wells Fargo & Co.	32,810	1,724,494
WesBanco, Inc.(a)	142	4,408
Westamerica Bancorp(a)	91	4,757
Western Alliance Bancorp*	281	6,688
Wilshire Bancorp, Inc.(a)	871	8,945
Wintrust Financial Corp.(a)	139	6,394
Zions Bancorp(a)	646	19,038

Total Banks		7,113,847

Beverages - 1.9%
Boston Beer Co., Inc. (The) Class A*	24	5,365
Brown-Forman Corp. Class B	561	52,829
Coca-Cola Bottling Co. Consolidated(a)	67	4,936
Coca-Cola Co. (The)(a)	14,367	608,586
Coca-Cola Enterprises, Inc.	1,212	57,909
Constellation Brands, Inc. Class A*	2,032	179,080
Dr. Pepper Snapple Group, Inc.(a)	882	51,668
Molson Coors Brewing Co. Class B	834	61,850
Monster Beverage Corp.*(a)	342	24,292
National Beverage Corp.*(a)	214	4,049
PepsiCo, Inc.	5,771	515,581

Total Beverages		1,566,145

Biotechnology - 1.2%
Acorda Therapeutics, Inc.*(a)	182	6,135
Alexion Pharmaceuticals, Inc.*	153	23,906
Amgen, Inc.	3,019	357,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Biogen Idec, Inc.*	454	$143,151
Celgene Corp.*(a)	1,392	119,545
Cubist Pharmaceuticals, Inc.*	124	8,658
Emergent Biosolutions, Inc.*(a)	143	3,212
Gilead Sciences, Inc.*(a)	2,946	244,253
Myriad Genetics, Inc.*(a)	440	17,125
PDL BioPharma, Inc.(a)	1,912	18,508
Regeneron Pharmaceuticals, Inc.*(a)	175	49,432
United Therapeutics Corp.*(a)	261	23,096

Total Biotechnology		1,014,380

Building Products - 0.1%
A.O. Smith Corp.(a)	188	9,321
American Woodmark Corp.*(a)	91	2,900
Armstrong World Industries, Inc.*(a)	157	9,016
Fortune Brands Home & Security, Inc.(a)	363	14,495
Lennox International, Inc.(a)	139	12,450
Masco Corp.(a)	395	8,769
Owens Corning(a)	201	7,775
Simpson Manufacturing Co., Inc.(a)	138	5,018

Total Building Products		69,744

Capital Markets - 2.5%
Affiliated Managers Group, Inc.*	90	18,486
Ameriprise Financial, Inc.	919	110,280
Arlington Asset Investment Corp. Class A(a)	759	20,743
Bank of New York Mellon Corp. (The)(a)	4,615	172,970
BlackRock, Inc.(a)	627	200,389
Calamos Asset Management, Inc. Class A(a)	203	2,718
Charles Schwab Corp. (The)(a)	2,538	68,348
Cohen & Steers, Inc.(a)	98	4,251
Eaton Vance Corp.(a)	435	16,439
Federated Investors, Inc. Class B(a)	481	14,873
Financial Engines, Inc.(a)	118	5,343
Franklin Resources, Inc.(a)	2,691	155,647
FXCM, Inc. Class A(a)	184	2,753
GAMCO Investors, Inc. Class A(a)	133	11,046
Goldman Sachs Group, Inc. (The)(a)	3,147	526,934
Greenhill & Co., Inc.(a)	72	3,546
HFF, Inc. Class A	214	7,959
INTL FCStone, Inc.*(a)	183	3,645
Investment Technology Group, Inc.*(a)	110	1,857
Janus Capital Group, Inc.(a)	948	11,831
Legg Mason, Inc.(a)	408	20,934
LPL Financial Holdings, Inc.(a)	281	13,977
Morgan Stanley	6,911	223,433
Northern Trust Corp.	789	50,662
Raymond James Financial, Inc.	463	23,488
SEI Investments Co.	535	17,532
State Street Corp.	2,113	142,120
Stifel Financial Corp.*(a)	185	8,760
T. Rowe Price Group, Inc.(a)	782	66,009
TD Ameritrade Holding Corp.	1,559	48,875
Virtus Investment Partners, Inc.*(a)	66	13,975
Waddell & Reed Financial, Inc. Class A	282	17,650
Walter Investment Management Corp.*(a)	276	8,219

Total Capital Markets		2,015,692

Chemicals - 2.4%
A. Schulman, Inc.	118	4,567
Air Products & Chemicals, Inc.(a)	660	84,889
Airgas, Inc.(a)	211	22,980
Albemarle Corp.(a)	341	24,381
Ashland, Inc.(a)	659	71,660
Axiall Corp.(a)	223	10,541
Balchem Corp.	87	4,660
Cabot Corp.(a)	225	13,048
Calgon Carbon Corp.*	323	7,213
Celanese Corp. Series A	788	50,653
CF Industries Holdings, Inc.	537	129,165
Cytec Industries, Inc.	115	12,123
Dow Chemical Co. (The)	4,642	238,877
E.I. du Pont de Nemours & Co.(a)	3,256	213,073
Eastman Chemical Co.(a)	786	68,657
Ecolab, Inc.	507	56,449
Flotek Industries, Inc.*(a)	438	14,086
FMC Corp.(a)	382	27,195
H.B. Fuller Co.(a)	169	8,129
Huntsman Corp.(a)	118	3,316
Innophos Holdings, Inc.	63	3,627
Innospec, Inc.(a)	168	7,252
International Flavors & Fragrances, Inc.	237	24,714
Intrepid Potash, Inc.*(a)	186	3,117
Koppers Holdings, Inc.	186	7,114
Landec Corp.*(a)	167	2,086
LSB Industries, Inc.*(a)	122	5,084
Minerals Technologies, Inc.	130	8,525
Monsanto Co.	1,481	184,740
Mosaic Co. (The)(a)	2,198	108,691
NewMarket Corp.(a)	51	19,998
Olin Corp.(a)	428	11,522
OMNOVA Solutions, Inc.*(a)	483	4,390
PolyOne Corp.(a)	292	12,305
PPG Industries, Inc.(a)	413	86,792
Praxair, Inc.	938	124,604
Quaker Chemical Corp.(a)	67	5,145
Rayonier Advanced Materials*	182	7,065
Rockwood Holdings, Inc.(a)	7	532
RPM International, Inc.(a)	490	22,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Scotts Miracle-Gro Co. (The) Class A(a)	180	$10,235
Sensient Technologies Corp.(a)	188	10,475
Sherwin-Williams Co. (The)	244	50,486
Sigma-Aldrich Corp.(a)	364	36,939
Stepan Co.	138	7,295
Valspar Corp. (The)	291	22,171
W.R. Grace & Co.*	283	26,752
Westlake Chemical Corp.(a)	512	42,885

Total Chemicals		1,922,831

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.(a)	208	5,612
ACCO Brands Corp.*(a)	1,108	7,102
ADT Corp. (The)(a)	460	16,072
Brink’s Co. (The)(a)	251	7,083
Cintas Corp.(a)	400	25,416
Civeo Corp.*	600	15,018
Clean Harbors, Inc.*(a)	139	8,931
Copart, Inc.*(a)	410	14,744
Covanta Holding Corp.(a)	350	7,213
Deluxe Corp.(a)	354	20,737
Ennis, Inc.(a)	280	4,273
Herman Miller, Inc.(a)	212	6,411
HNI Corp.(a)	141	5,515
Iron Mountain, Inc.(a)	285	10,103
KAR Auction Services, Inc.	205	6,533
Knoll, Inc.(a)	280	4,852
McGrath RentCorp(a)	74	2,720
Mobile Mini, Inc.(a)	135	6,465
MSA Safety, Inc.(a)	154	8,852
Pitney Bowes, Inc.	1,254	34,635
Republic Services, Inc.	994	37,742
Rollins, Inc.(a)	258	7,740
Steelcase, Inc. Class A(a)	337	5,099
Stericycle, Inc.*(a)	156	18,474
Tetra Tech, Inc.(a)	184	5,060
UniFirst Corp.(a)	121	12,826
United Stationers, Inc.(a)	227	9,414
Waste Connections, Inc.(a)	301	14,614
Waste Management, Inc.(a)	1,412	63,159

Total Commercial Services & Supplies		392,415

Communications Equipment - 1.9%
ADTRAN, Inc.	327	7,377
Black Box Corp.(a)	113	2,649
Brocade Communications Systems, Inc.	1,558	14,334
Cisco Systems, Inc.	33,138	823,479
Comtech Telecommunications Corp.	109	4,069
EchoStar Corp. Class A*(a)	5	265
F5 Networks, Inc.*(a)	199	22,177
Finisar Corp.*(a)	139	2,745
Harris Corp.(a)	523	39,617
Ixia*(a)	188	2,149
Juniper Networks, Inc.*	1,078	26,454
Motorola Solutions, Inc.	1,153	76,755
NETGEAR, Inc.*(a)	116	4,033
Plantronics, Inc.	167	8,025
QUALCOMM, Inc.	6,621	524,383
Ubiquiti Networks, Inc.*(a)	279	12,608

Total Communications Equipment		1,571,119

Construction & Engineering - 0.3%
AECOM Technology Corp.*(a)	594	19,127
Aegion Corp.*(a)	324	7,539
Comfort Systems USA, Inc.(a)	167	2,639
EMCOR Group, Inc.	235	10,465
Fluor Corp.(a)	658	50,600
Jacobs Engineering Group, Inc.*(a)	512	27,279
KBR, Inc.(a)	775	18,484
MasTec, Inc.*(a)	394	12,143
Pike Corp.*(a)	387	3,468
Primoris Services Corp.(a)	210	6,056
Quanta Services, Inc.*	756	26,142
Tutor Perini Corp.*	251	7,967
URS Corp.(a)	455	20,862

Total Construction & Engineering		212,771

Construction Materials - 0.0%
Eagle Materials, Inc.	72	6,788
Martin Marietta Materials, Inc.(a)	52	6,867

Total Construction Materials		13,655

Consumer Finance - 1.4%
American Express Co.	3,979	377,488
Capital One Financial Corp.	3,962	327,261
Cash America International, Inc.(a)	257	11,418
Credit Acceptance Corp.*(a)	137	16,865
Discover Financial Services	3,198	198,212
Encore Capital Group, Inc.*(a)	155	7,040
EZCORP, Inc. Class A*(a)	647	7,473
First Cash Financial Services, Inc.*(a)	97	5,586
Green Dot Corp. Class A*(a)	322	6,111
Navient Corp.	3,911	69,264
Nelnet, Inc. Class A(a)	520	21,544
Portfolio Recovery Associates, Inc.*(a)	188	11,192
Regional Management Corp.*	161	2,491
SLM Corp.(a)	3,911	32,500
World Acceptance Corp.*(a)	94	7,140

Total Consumer Finance		1,101,585

Containers & Packaging - 0.3%
AptarGroup, Inc.	205	13,737
Avery Dennison Corp.	302	15,477
Ball Corp.(a)	595	37,295
Bemis Co., Inc.(a)	297	12,076
Crown Holdings, Inc.*	669	33,289
Graphic Packaging Holding Co.*	781	9,138
Greif, Inc. Class A(a)	251	13,695
MeadWestvaco Corp.(a)	232	10,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Owens-Illinois, Inc.*	503	$17,424
Packaging Corp. of America(a)	281	20,089
Rock-Tenn Co. Class A	492	51,950
Silgan Holdings, Inc.(a)	249	12,654
Sonoco Products Co.	363	15,947

Total Containers & Packaging		263,039

Distributors - 0.1%
Core-Mark Holding Co., Inc.(a)	142	6,479
Genuine Parts Co.(a)	531	46,622
LKQ Corp.*(a)	594	15,854
Pool Corp.(a)	146	8,258
VOXX International Corp.*(a)	319	3,002

Total Distributors		80,215

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc.*	831	25,969
Bridgepoint Education, Inc.*(a)	659	8,752
Capella Education Co.(a)	91	4,949
DeVry Education Group, Inc.	398	16,851
Graham Holdings Co. Class B(a)	27	19,389
Grand Canyon Education, Inc.*	247	11,355
H&R Block, Inc.	1,152	38,615
Matthews International Corp. Class A(a)	112	4,656
Service Corp. International(a)	372	7,708
Sotheby’s(a)	214	8,986
Strayer Education, Inc.*	142	7,456
Weight Watchers International, Inc.(a)	491	9,903

Total Diversified Consumer Services		164,589

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B*	10,610	1,342,802
CBOE Holdings, Inc.(a)	239	11,761
CME Group, Inc.(a)	880	62,436
Interactive Brokers Group, Inc. Class A(a)	267	6,219
Intercontinental Exchange, Inc.	221	41,747
Leucadia National Corp.(a)	1,319	34,584
MarketAxess Holdings, Inc.	98	5,298
McGraw Hill Financial, Inc.	843	69,994
Moody’s Corp.(a)	783	68,638
MSCI, Inc.*(a)	371	17,010
NASDAQ OMX Group, Inc. (The)(a)	708	27,343
PHH Corp.*(a)	295	6,779

Total Diversified Financial Services		1,694,611

Diversified Telecommunication Services - 1.8%
8x8, Inc.*(a)	554	4,476
AT&T, Inc.(a)	25,509	901,998
Atlantic Tele-Network, Inc.(a)	89	5,162
CenturyLink, Inc.(a)	2,070	74,934
Frontier Communications Corp.(a)	1,558	9,099
Iridium Communications, Inc.*(a)	899	7,605
tw telecom, Inc.*(a)	305	12,295
Verizon Communications, Inc.(a)	8,903	435,624
Windstream Holdings, Inc.	992	9,880

Total Diversified Telecommunication Services		1,461,073

Electric Utilities - 1.8%
ALLETE, Inc.(a)	158	8,113
American Electric Power Co., Inc.	1,702	94,921
Cleco Corp.	305	17,980
Duke Energy Corp.(a)	2,344	173,901
Edison International	2,151	124,995
El Paso Electric Co.	185	7,439
Empire District Electric Co. (The)	116	2,979
Entergy Corp.	899	73,799
Exelon Corp.(a)	4,793	174,849
FirstEnergy Corp.(a)	1,571	54,545
Great Plains Energy, Inc.(a)	690	18,540
Hawaiian Electric Industries, Inc.(a)	294	7,444
IDACORP, Inc.(a)	183	10,583
ITC Holdings Corp.(a)	397	14,483
MGE Energy, Inc.(a)	171	6,756
NextEra Energy, Inc.	1,377	141,115
Northeast Utilities	1,442	68,163
OGE Energy Corp.	728	28,450
Pepco Holdings, Inc.	733	20,143
Pinnacle West Capital Corp.	497	28,747
PNM Resources, Inc.(a)	313	9,180
Portland General Electric Co.(a)	315	10,921
PPL Corp.	4,070	144,607
Southern Co. (The)(a)	2,898	131,511
UIL Holdings Corp.(a)	117	4,529
UNS Energy Corp.(a)	202	12,203
Westar Energy, Inc.(a)	613	23,410
Xcel Energy, Inc.(a)	2,353	75,837

Total Electric Utilities		1,490,143

Electrical Equipment - 0.5%
Acuity Brands, Inc.(a)	119	16,452
AMETEK, Inc.	622	32,518
AZZ, Inc.(a)	90	4,147
Babcock & Wilcox Co. (The)	459	14,899
Emerson Electric Co.	2,562	170,014
EnerSys	238	16,372
Franklin Electric Co., Inc.(a)	144	5,808
Generac Holdings, Inc.(a)	354	17,254
Global Power Equipment Group, Inc.(a)	138	2,230
GrafTech International Ltd.*	814	8,514
Hubbell, Inc. Class B	224	27,586
Polypore International, Inc.*(a)	94	4,487
Powell Industries, Inc.(a)	74	4,838
Regal-Beloit Corp.(a)	188	14,769
Rockwell Automation, Inc.(a)	451	56,447

Total Electrical Equipment		396,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A(a)	508	$48,941
Anixter International, Inc.(a)	157	15,711
Arrow Electronics, Inc.*	693	41,864
Avnet, Inc.	837	37,087
Belden, Inc.	155	12,115
Benchmark Electronics, Inc.*	369	9,402
Cognex Corp.*(a)	202	7,757
Coherent, Inc.*(a)	88	5,823
Corning, Inc.	7,821	171,671
Dolby Laboratories, Inc. Class A*(a)	570	24,624
FEI Co.(a)	120	10,888
FLIR Systems, Inc.	529	18,372
II-VI, Inc.*(a)	396	5,726
Ingram Micro, Inc. Class A*	1,041	30,408
Insight Enterprises, Inc.*	474	14,571
InvenSense, Inc.*(a)	273	6,194
IPG Photonics Corp.*(a)	139	9,563
Itron, Inc.*(a)	111	4,501
Jabil Circuit, Inc.(a)	1,524	31,852
Knowles Corp.*(a)	360	11,066
Littelfuse, Inc.	121	11,247
MTS Systems Corp.(a)	135	9,148
National Instruments Corp.(a)	251	8,130
OSI Systems, Inc.*	51	3,404
PC Connection, Inc.(a)	369	7,631
Plexus Corp.*	280	12,121
Rofin-Sinar Technologies, Inc.*(a)	184	4,423
Rogers Corp.*(a)	91	6,038
Sanmina Corp.*	687	15,650
ScanSource, Inc.*	204	7,768
SYNNEX Corp.*(a)	229	16,683
Tech Data Corp.*(a)	253	15,818
Trimble Navigation Ltd.*	362	13,376
Vishay Intertechnology, Inc.(a)	1,058	16,388
Zebra Technologies Corp. Class A*(a)	200	16,464

Total Electronic Equipment, Instruments & Components		682,425

Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc.*(a)	376	19,732
Baker Hughes, Inc.	1,434	106,761
Bristow Group, Inc.(a)	166	13,383
C&J Energy Services, Inc.*(a)	527	17,802
Cameron International Corp.*(a)	766	51,866
CARBO Ceramics, Inc.(a)	63	9,710
Diamond Offshore Drilling, Inc.(a)	671	33,302
Dresser-Rand Group, Inc.*(a)	175	11,153
Dril-Quip, Inc.*(a)	85	9,285
Era Group, Inc.*(a)	41	1,176
FMC Technologies, Inc.*	560	34,199
Forum Energy Technologies, Inc.*(a)	267	9,727
Gulfmark Offshore, Inc. Class A(a)	95	4,292
Halliburton Co.	3,682	261,459
Helmerich & Payne, Inc.(a)	535	62,119
Hornbeck Offshore Services, Inc.*(a)	86	4,035
Key Energy Services, Inc.*(a)	1,011	9,240
National Oilwell Varco, Inc.(a)	2,057	169,394
Newpark Resources, Inc.*(a)	442	5,507
Oceaneering International, Inc.(a)	278	21,720
Oil States International, Inc.*	300	19,227
Patterson-UTI Energy, Inc.	767	26,799
RPC, Inc.	1,189	27,930
Superior Energy Services, Inc.	834	30,141
Tidewater, Inc.(a)	117	6,570
Unit Corp.*	180	12,389

Total Energy Equipment & Services		978,918

Food & Staples Retailing - 2.7%
Andersons, Inc. (The)(a)	165	8,511
Casey’s General Stores, Inc.(a)	122	8,575
Costco Wholesale Corp.	1,158	133,355
CVS Caremark Corp.	4,499	339,090
Fresh Market, Inc. (The)*(a)	62	2,075
Ingles Markets, Inc. Class A	202	5,323
Kroger Co. (The)	2,664	131,681
PriceSmart, Inc.(a)	86	7,485
Rite Aid Corp.*(a)	2,119	15,193
Roundy’s, Inc.	639	3,521
Safeway, Inc.	721	24,759
SpartanNash Co.(a)	87	1,828
Susser Holdings Corp.*	90	7,265
Sysco Corp.(a)	2,138	80,068
United Natural Foods, Inc.*(a)	159	10,351
Wal-Mart Stores, Inc.(a)	15,531	1,165,912
Walgreen Co.	3,032	224,762
Weis Markets, Inc.(a)	90	4,116
Whole Foods Market, Inc.(a)	604	23,333

Total Food & Staples Retailing		2,197,203

Food Products - 1.6%
Archer-Daniels-Midland Co.	2,264	99,865
B&G Foods, Inc.(a)	120	3,923
Cal-Maine Foods, Inc.(a)	134	9,959
Campbell Soup Co.(a)	1,228	56,255
ConAgra Foods, Inc.	1,638	48,616
Darling Ingredients, Inc.*(a)	536	11,202
Dean Foods Co.(a)	569	10,009
Flowers Foods, Inc.(a)	558	11,763
General Mills, Inc.	2,322	121,998
Hain Celestial Group, Inc. (The)*(a)	76	6,744
Hershey Co. (The)(a)	530	51,606
Hillshire Brands Co. (The)	246	15,326
Hormel Foods Corp.(a)	892	44,020
Ingredion, Inc.(a)	409	30,691
J&J Snack Foods Corp.(a)	49	4,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
J.M. Smucker Co. (The)	351	$37,406
Kellogg Co.	1,213	79,694
Keurig Green Mountain, Inc.(a)	430	53,582
Kraft Foods Group, Inc.(a)	2,471	148,136
Lancaster Colony Corp.(a)	119	11,324
McCormick & Co., Inc. Non-Voting Shares(a)	372	26,631
Mead Johnson Nutrition Co.(a)	509	47,424
Mondelez International, Inc. Class A	5,545	208,547
Pilgrim’s Pride Corp.*(a)	1,907	52,176
Seaboard Corp.*	6	18,122
Seneca Foods Corp. Class A*(a)	99	3,029
Snyder’s-Lance, Inc.(a)	160	4,234
Tootsie Roll Industries, Inc.(a)	133	3,916
TreeHouse Foods, Inc.*(a)	97	7,767
Tyson Foods, Inc. Class A(a)	1,711	64,231
WhiteWave Foods Co. (The)*	212	6,862

Total Food Products		1,299,670

Gas Utilities - 0.2%
AGL Resources, Inc.(a)	342	18,820
Atmos Energy Corp.(a)	385	20,559
Laclede Group, Inc. (The)(a)	90	4,370
National Fuel Gas Co.(a)	227	17,774
New Jersey Resources Corp.(a)	120	6,859
Northwest Natural Gas Co.(a)	98	4,621
ONE Gas, Inc.(a)	108	4,077
Piedmont Natural Gas Co., Inc.	225	8,417
Questar Corp.(a)	639	15,847
South Jersey Industries, Inc.(a)	134	8,095
Southwest Gas Corp.(a)	177	9,344
UGI Corp.	361	18,230
WGL Holdings, Inc.(a)	189	8,146

Total Gas Utilities		145,159

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	5,366	219,469
Align Technology, Inc.*(a)	96	5,380
Baxter International, Inc.	2,319	167,664
Becton, Dickinson and Co.	740	87,542
Boston Scientific Corp.*(a)	2,549	32,551
C.R. Bard, Inc.(a)	291	41,616
CareFusion Corp.*	760	33,706
CONMED Corp.(a)	138	6,093
Cooper Cos., Inc. (The)(a)	145	19,652
Cyberonics, Inc.*(a)	99	6,184
DENTSPLY International, Inc.(a)	368	17,425
Edwards Lifesciences Corp.*(a)	302	25,924
Globus Medical, Inc. Class A*	236	5,645
Greatbatch, Inc.*	115	5,642
Haemonetics Corp.*(a)	134	4,727
Hill-Rom Holdings, Inc.(a)	208	8,634
IDEXX Laboratories, Inc.*(a)	119	15,895
Intuitive Surgical, Inc.*(a)	111	45,710
Masimo Corp.*(a)	179	4,224
Medtronic, Inc.(a)	4,537	289,279
PhotoMedex, Inc.*(a)	213	2,609
ResMed, Inc.(a)	347	17,569
Sirona Dental Systems, Inc.*(a)	122	10,060
St. Jude Medical, Inc.	1,041	72,089
STERIS Corp.(a)	229	12,247
Stryker Corp.	820	69,142
Teleflex, Inc.(a)	121	12,778
Thoratec Corp.*	97	3,381
Varian Medical Systems, Inc.*(a)	338	28,101
West Pharmaceutical Services, Inc.(a)	224	9,448
Zimmer Holdings, Inc.(a)	735	76,337

Total Health Care Equipment & Supplies		1,356,723

Health Care Providers & Services - 2.5%
Aetna, Inc.	1,842	149,349
Air Methods Corp.*(a)	129	6,663
Amedisys, Inc.*(a)	320	5,357
AmerisourceBergen Corp.(a)	492	35,749
Amsurg Corp.*(a)	155	7,063
Cardinal Health, Inc.	1,264	86,660
Centene Corp.*	68	5,141
Chemed Corp.(a)	113	10,590
Cigna Corp.	1,182	108,709
Community Health Systems, Inc.*(a)	479	21,732
DaVita HealthCare Partners, Inc.*	784	56,699
Ensign Group, Inc. (The)(a)	155	4,817
Express Scripts Holding Co.*(a)	1,950	135,194
Five Star Quality Care, Inc.*	1,573	7,881
Hanger, Inc.*(a)	142	4,466
HCA Holdings, Inc.*	2,357	132,888
Health Net, Inc.*	198	8,225
HealthSouth Corp.(a)	498	17,863
Henry Schein, Inc.*(a)	319	37,856
Humana, Inc.(a)	976	124,655
Laboratory Corp. of America Holdings*(a)	396	40,550
Landauer, Inc.(a)	25	1,050
LifePoint Hospitals, Inc.*	227	14,097
Magellan Health, Inc.*(a)	143	8,900
McKesson Corp.	730	135,933
MEDNAX, Inc.*	408	23,725
Molina Healthcare, Inc.*(a)	107	4,775
MWI Veterinary Supply, Inc.*(a)	43	6,106
National Healthcare Corp.(a)	46	2,589
Omnicare, Inc.(a)	267	17,774
Owens & Minor, Inc.	210	7,136
Patterson Cos., Inc.(a)	478	18,886
Quest Diagnostics, Inc.(a)	651	38,207
Select Medical Holdings Corp.	789	12,308
Team Health Holdings, Inc.*(a)	162	8,090
Triple-S Management Corp. Class B*(a)	230	4,124
UnitedHealth Group, Inc.(a)	5,216	426,408
Universal American Corp.(a)	669	5,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Universal Health Services, Inc. Class B	460	$44,050
VCA, Inc.*	317	11,124
WellCare Health Plans, Inc.*(a)	283	21,129
WellPoint, Inc.	2,130	229,209

Total Health Care Providers & Services		2,049,300

Health Care Technology - 0.0%
Cerner Corp.*	566	29,194
Medidata Solutions, Inc.*(a)	142	6,079

Total Health Care Technology		35,273

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*(a)	159	10,449
Bob Evans Farms, Inc.(a)	166	8,308
Bravo Brio Restaurant Group, Inc.*	204	3,184
Brinker International, Inc.(a)	364	17,709
Buffalo Wild Wings, Inc.*(a)	44	7,291
Burger King Worldwide, Inc.(a)	298	8,112
Cheesecake Factory, Inc. (The)(a)	118	5,478
Chipotle Mexican Grill, Inc.*(a)	52	30,811
Choice Hotels International, Inc.(a)	185	8,715
Churchill Downs, Inc.(a)	53	4,776
Cracker Barrel Old Country Store, Inc.(a)	159	15,832
Darden Restaurants, Inc.(a)	566	26,189
DineEquity, Inc.	68	5,405
Domino’s Pizza, Inc.(a)	168	12,279
Dunkin’ Brands Group, Inc.(a)	162	7,421
Einstein Noah Restaurant Group, Inc.	143	2,297
Hyatt Hotels Corp. Class A*	200	12,196
International Game Technology(a)	898	14,287
International Speedway Corp. Class A(a)	204	6,789
Interval Leisure Group, Inc.(a)	208	4,564
Jack in the Box, Inc.	143	8,557
Krispy Kreme Doughnuts, Inc.*(a)	476	7,606
Las Vegas Sands Corp.(a)	1,892	144,208
Life Time Fitness, Inc.*(a)	134	6,531
Marriott International, Inc. Class A(a)	905	58,010
McDonald’s Corp.	3,931	396,009
Panera Bread Co. Class A*(a)	68	10,188
Papa John’s International, Inc.	290	12,293
Penn National Gaming, Inc.*(a)	433	5,257
Six Flags Entertainment Corp.(a)	267	11,361
Sonic Corp.*(a)	271	5,984
Speedway Motorsports, Inc.(a)	115	2,099
Starbucks Corp.(a)	1,427	110,421
Starwood Hotels & Resorts Worldwide, Inc.	544	43,966
Texas Roadhouse, Inc.	201	5,226
Vail Resorts, Inc.	40	3,087
Wyndham Worldwide Corp.(a)	480	36,346
Wynn Resorts Ltd.(a)	282	58,532
Yum! Brands, Inc.(a)	1,165	94,598

Total Hotels, Restaurants & Leisure		1,232,371

Household Durables - 0.7%
D.R. Horton, Inc.(a)	1,554	38,197
Ethan Allen Interiors, Inc.(a)	138	3,414
Harman International Industries, Inc.	209	22,453
iRobot Corp.*(a)	136	5,569
Jarden Corp.*	315	18,695
KB Home(a)	180	3,362
La-Z-Boy, Inc.(a)	224	5,190
Leggett & Platt, Inc.(a)	419	14,363
Lennar Corp. Class A(a)	853	35,809
M/I Homes, Inc.*(a)	360	8,737
MDC Holdings, Inc.(a)	601	18,204
Meritage Homes Corp.*(a)	170	7,176
Mohawk Industries, Inc.*(a)	162	22,411
NACCO Industries, Inc. Class A(a)	67	3,390
Newell Rubbermaid, Inc.(a)	955	29,596
NVR, Inc.*(a)	9	10,356
PulteGroup, Inc.(a)	9,072	182,892
Ryland Group, Inc. (The)(a)	460	18,143
Standard Pacific Corp.*(a)	2,658	22,859
Taylor Morrison Home Corp. Class A*(a)	836	18,743
Tempur Sealy International, Inc.*(a)	140	8,358
Toll Brothers, Inc.*(a)	1,039	38,339
Tupperware Brands Corp.(a)	250	20,925
Whirlpool Corp.	276	38,425
William Lyon Homes Class A*	230	7,001

Total Household Durables		602,607

Household Products - 1.4%
Central Garden and Pet Co. Class A*	375	3,450
Church & Dwight Co., Inc.(a)	412	28,819
Clorox Co. (The)(a)	438	40,033
Colgate-Palmolive Co.	2,628	179,177
Energizer Holdings, Inc.	256	31,240
Kimberly-Clark Corp.(a)	1,342	149,257
Procter & Gamble Co. (The)	9,366	736,074
WD-40 Co.	62	4,664

Total Household Products		1,172,714

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.(a)	4,215	65,543
Calpine Corp.*(a)	261	6,214
NRG Energy, Inc.(a)	973	36,196

Total Independent Power and Renewable Electricity Producers		107,953

Industrial Conglomerates - 1.9%
3M Co.(a)	2,460	352,370
Carlisle Cos., Inc.	252	21,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Danaher Corp.	2,222	$174,938
General Electric Co.	37,780	992,858
Raven Industries, Inc.(a)	90	2,983
Roper Industries, Inc.(a)	260	37,963

Total Industrial Conglomerates		1,582,940

Insurance - 3.4%
Aflac, Inc.	3,230	201,068
Alleghany Corp.*	66	28,916
Allstate Corp. (The)	2,588	151,967
American Equity Investment Life Holding Co.(a)	511	12,571
American Financial Group, Inc.(a)	418	24,896
American International Group, Inc.	7,998	436,531
American National Insurance Co.	141	16,102
AMERISAFE, Inc.(a)	162	6,589
AmTrust Financial Services, Inc.(a)	481	20,111
Arthur J. Gallagher & Co.(a)	272	12,675
Assurant, Inc.	530	34,742
Brown & Brown, Inc.	432	13,267
Chubb Corp. (The)(a)	1,282	118,162
Cincinnati Financial Corp.(a)	482	23,155
CNA Financial Corp.	1,422	57,477
CNO Financial Group, Inc.	1,399	24,902
Employers Holdings, Inc.(a)	212	4,490
FBL Financial Group, Inc. Class A(a)	251	11,546
First American Financial Corp.(a)	603	16,757
Genworth Financial, Inc. Class A*(a)	2,480	43,152
Hanover Insurance Group, Inc. (The)	229	14,461
Hartford Financial Services Group, Inc. (The)(a)	1,594	57,081
HCC Insurance Holdings, Inc.	532	26,036
Hilltop Holdings, Inc.*	133	2,828
Horace Mann Educators Corp.(a)	274	8,568
Infinity Property & Casualty Corp.(a)	88	5,916
Kemper Corp.	189	6,967
Lincoln National Corp.(a)	1,688	86,831
Loews Corp.	1,263	55,585
Markel Corp.*(a)	27	17,702
Marsh & McLennan Cos., Inc.(a)	1,859	96,333
MBIA, Inc.*(a)	4,274	47,185
Mercury General Corp.	184	8,655
MetLife, Inc.	7,003	389,087
National Western Life Insurance Co. Class A(a)	30	7,482
Navigators Group, Inc. (The)*	53	3,554
Old Republic International Corp.(a)	1,112	18,393
Primerica, Inc.	396	18,949
Principal Financial Group, Inc.	1,336	67,441
ProAssurance Corp.(a)	340	15,096
Progressive Corp. (The)	2,191	55,564
Protective Life Corp.	582	40,350
Reinsurance Group of America, Inc.	337	26,589
RLI Corp.(a)	258	11,811
Safety Insurance Group, Inc.(a)	109	5,600
Selective Insurance Group, Inc.	141	3,486
StanCorp Financial Group, Inc.	305	19,520
State Auto Financial Corp.(a)	294	6,888
Stewart Information Services Corp.(a)	221	6,853
Symetra Financial Corp.(a)	817	18,579
Torchmark Corp.(a)	604	49,480
Travelers Cos., Inc. (The)(a)	2,234	210,152
United Fire Group, Inc.	164	4,808
Universal Insurance Holdings, Inc.	189	2,451
Unum Group(a)	1,812	62,985
W.R. Berkley Corp.(a)	635	29,407

Total Insurance		2,767,749

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*(a)	5	1,624
Expedia, Inc.	295	23,234
HSN, Inc.(a)	113	6,694
Liberty Interactive Corp. Class A*	1,719	50,470
Liberty Ventures Series A*	1,184	87,379
Netflix, Inc.*(a)	9	3,965
PetMed Express, Inc.(a)	423	5,702
Priceline Group Inc. (The)*	113	135,939
TripAdvisor, Inc.*(a)	201	21,841

Total Internet & Catalog Retail		336,848

Internet Software & Services - 1.6%
Akamai Technologies, Inc.*	377	23,020
AOL, Inc.*	108	4,297
Blucora, Inc.*(a)	192	3,623
Conversant, Inc.*(a)	461	11,709
Dealertrack Technologies, Inc.*(a)	138	6,257
eBay, Inc.*(a)	3,580	179,215
Equinix, Inc.*(a)	22	4,622
Facebook, Inc. Class A*	1,288	86,669
Google, Inc. Class A*	762	445,519
Google, Inc. Class C*	762	438,363
IAC/InterActiveCorp	200	13,846
j2 Global, Inc.(a)	258	13,122
Liquidity Services, Inc.*(a)	83	1,308
Rackspace Hosting, Inc.*(a)	164	5,520
Stamps.com, Inc.*(a)	114	3,841
United Online, Inc.(a)	345	3,588
VeriSign, Inc.*(a)	362	17,669
Yahoo!, Inc.*	2,198	77,216

Total Internet Software & Services		1,339,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
IT Services - 3.2%
Acxiom Corp.*(a)	181	$3,926
Alliance Data Systems Corp.*(a)	165	46,406
Automatic Data Processing, Inc.	1,246	98,783
Blackhawk Network Holdings, Inc. Class B*	118	3,168
Booz Allen Hamilton Holding Corp.(a)	828	17,587
Broadridge Financial Solutions, Inc.	457	19,029
CACI International, Inc. Class A*(a)	178	12,497
Cardtronics, Inc.*(a)	137	4,669
Cognizant Technology Solutions Corp. Class A*	1,604	78,452
Computer Sciences Corp.	978	61,810
Convergys Corp.(a)	408	8,747
CoreLogic, Inc.*	298	9,047
CSG Systems International, Inc.(a)	229	5,979
DST Systems, Inc.	228	21,015
EPAM Systems, Inc.*(a)	168	7,350
Euronet Worldwide, Inc.*(a)	111	5,355
Fidelity National Information Services, Inc.	853	46,693
Fiserv, Inc.*	788	47,532
FleetCor Technologies, Inc.*	182	23,988
Gartner, Inc.*(a)	210	14,809
Global Payments, Inc.	258	18,795
Heartland Payment Systems, Inc.(a)	136	5,605
Higher One Holdings, Inc.*(a)	244	930
iGATE Corp.*(a)	270	9,825
International Business Machines Corp.(a)	6,319	1,145,445
Jack Henry & Associates, Inc.	294	17,472
Leidos Holdings, Inc.(a)	689	26,416
ManTech International Corp. Class A(a)	214	6,317
MasterCard, Inc. Class A	2,695	198,002
MAXIMUS, Inc.(a)	170	7,313
NeuStar, Inc. Class A*(a)	208	5,412
Paychex, Inc.	873	36,282
Sapient Corp.*(a)	500	8,125
Sykes Enterprises, Inc.*(a)	246	5,346
Syntel, Inc.*(a)	186	15,988
TeleTech Holdings, Inc.*(a)	396	11,480
Teradata Corp.*(a)	572	22,994
Total System Services, Inc.	604	18,972
Unisys Corp.*(a)	405	10,020
Vantiv, Inc. Class A*	130	4,371
Visa, Inc. Class A(a)	1,663	350,411
Western Union Co. (The)(a)	4,149	71,944
WEX, Inc.*(a)	109	11,442
Xerox Corp.(a)	7,506	93,375

Total IT Services		2,639,124

Leisure Products - 0.2%
Brunswick Corp.(a)	182	7,668
Hasbro, Inc.(a)	531	28,170
LeapFrog Enterprises, Inc.*(a)	783	5,755
Mattel, Inc.(a)	1,351	52,648
Polaris Industries, Inc.(a)	204	26,569
Smith & Wesson Holding Corp.*(a)	543	7,895
Sturm Ruger & Co., Inc.(a)	88	5,193

Total Leisure Products		133,898

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.(a)	920	52,845
Bio-Rad Laboratories, Inc. Class A*	97	11,612
Bruker Corp.*(a)	415	10,072
Charles River Laboratories International, Inc.*	140	7,493
Covance, Inc.*(a)	129	11,040
Illumina, Inc.*(a)	138	24,639
Mettler-Toledo International, Inc.*(a)	72	18,229
PAREXEL International Corp.*(a)	180	9,511
PerkinElmer, Inc.(a)	136	6,370
Quintiles Transnational Holdings, Inc.*	321	17,106
Techne Corp.(a)	112	10,368
Thermo Fisher Scientific, Inc.	877	103,486
Waters Corp.*(a)	278	29,034

Total Life Sciences Tools & Services		311,805

Machinery - 2.3%
Actuant Corp. Class A(a)	362	12,514
AGCO Corp.(a)	848	47,674
Allison Transmission Holdings, Inc.(a)	291	9,050
American Railcar Industries, Inc.(a)	85	5,760
Astec Industries, Inc.(a)	120	5,266
Barnes Group, Inc.(a)	229	8,826
Blount International, Inc.*(a)	202	2,850
Briggs & Stratton Corp.	230	4,706
Caterpillar, Inc.(a)	3,212	349,048
Chart Industries, Inc.*(a)	40	3,310
CLARCOR, Inc.(a)	159	9,834
Crane Co.(a)	247	18,367
Cummins, Inc.(a)	797	122,969
Deere & Co.(a)	2,663	241,135
Donaldson Co., Inc.(a)	460	19,467
Dover Corp.	718	65,302
EnPro Industries, Inc.*(a)	119	8,706
ESCO Technologies, Inc.(a)	90	3,118
Federal Signal Corp.	167	2,446
Flowserve Corp.(a)	452	33,606
Graco, Inc.(a)	206	16,084
Greenbrier Cos., Inc. (The)*(a)	167	9,619
Hillenbrand, Inc.(a)	316	10,308
IDEX Corp.(a)	231	18,651
Illinois Tool Works, Inc.(a)	1,482	129,764
ITT Corp.(a)	866	41,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
John Bean Technologies Corp.	135	$4,184
Joy Global, Inc.(a)	828	50,988
Kennametal, Inc.(a)	406	18,790
Lincoln Electric Holdings, Inc.(a)	331	23,130
Lindsay Corp.(a)	40	3,379
Manitowoc Co., Inc. (The)(a)	413	13,571
Middleby Corp. (The)*(a)	189	15,634
Mueller Industries, Inc.	306	8,999
Nordson Corp.(a)	231	18,524
Oshkosh Corp.	492	27,321
PACCAR, Inc.(a)	1,448	90,978
Pall Corp.	182	15,541
Parker Hannifin Corp.	601	75,564
RBC Bearings, Inc.(a)	78	4,996
Snap-on, Inc.(a)	255	30,223
SPX Corp.(a)	161	17,422
Standex International Corp.(a)	63	4,692
Stanley Black & Decker, Inc.	444	38,992
Terex Corp.(a)	256	10,522
Timken Co. (The)(a)	462	31,342
Titan International, Inc.(a)	300	5,046
Toro Co. (The)	232	14,755
TriMas Corp.*	161	6,139
Trinity Industries, Inc.(a)	676	29,555
Valmont Industries, Inc.(a)	109	16,562
Wabash National Corp.*(a)	451	6,427
WABCO Holdings, Inc.*(a)	272	29,055
Wabtec Corp.(a)	262	21,639
Watts Water Technologies, Inc. Class A(a)	161	9,938
Woodward, Inc.(a)	200	10,036
Xylem, Inc.(a)	462	18,055

Total Machinery		1,872,034

Marine - 0.0%
Kirby Corp.*(a)	206	24,131
Matson, Inc.	73	1,959

Total Marine		26,090

Media - 4.3%
AMC Networks, Inc. Class A*(a)	211	12,974
Carmike Cinemas, Inc.*	142	4,988
CBS Corp. Class B Non-Voting Shares(a)	2,102	130,618
Cinemark Holdings, Inc.(a)	394	13,932
Comcast Corp. Class A	8,603	461,809
DIRECTV*(a)	3,153	268,037
Discovery Communications, Inc. Class A*	899	66,778
DISH Network Corp. Class A*(a)	881	57,336
Entercom Communications Corp. Class A*(a)	626	6,717
Gannett Co., Inc.(a)	1,173	36,727
Harte-Hanks, Inc.(a)	596	4,285
Interpublic Group of Cos., Inc. (The)	1,673	32,640
John Wiley & Sons, Inc. Class A	307	18,601
Liberty Media Corp. Class A*(a)	3,992	545,627
Loral Space & Communications, Inc.*	88	6,397
Madison Square Garden Co. (The) Class A*	111	6,932
Meredith Corp.(a)	252	12,187
Morningstar, Inc.(a)	94	6,750
National CineMedia, Inc.	199	3,485
New York Times Co. (The) Class A(a)	395	6,008
News Corp. Class A*	2,259	40,526
Nexstar Broadcasting Group, Inc. Class A(a)	276	14,244
Omnicom Group, Inc.(a)	1,100	78,342
Regal Entertainment Group Class A(a)	363	7,659
Scholastic Corp.(a)	211	7,193
Scripps Networks Interactive, Inc. Class A(a)	548	44,465
Sinclair Broadcast Group, Inc. Class A(a)	362	12,580
Sirius XM Holdings, Inc.*(a)	7,903	27,344
Starz Class A*(a)	699	20,823
Time Warner Cable, Inc.	1,028	151,424
Time Warner, Inc.	3,640	255,710
Time, Inc.*	455	11,020
Twenty-First Century Fox, Inc. Class A(a)	11,277	396,387
Viacom, Inc. Class B	2,074	179,878
Walt Disney Co. (The)	6,203	531,845
World Wrestling Entertainment, Inc. Class A(a)	294	3,507

Total Media		3,485,775

Metals & Mining - 0.6%
Alcoa, Inc.(a)	859	12,791
Allegheny Technologies, Inc.(a)	164	7,396
Allied Nevada Gold Corp.*(a)	1,004	3,775
Carpenter Technology Corp.(a)	163	10,310
Coeur Mining, Inc.*(a)	134	1,230
Commercial Metals Co.(a)	600	10,386
Compass Minerals International, Inc.	108	10,340
Freeport-McMoRan Copper & Gold, Inc.	5,257	191,880
Gold Resource Corp.(a)	685	3,466
Haynes International, Inc.(a)	61	3,452
Kaiser Aluminum Corp.(a)	75	5,465
Materion Corp.(a)	117	4,328
Nucor Corp.(a)	615	30,289
Reliance Steel & Aluminum Co.	384	28,305
Royal Gold, Inc.(a)	48	3,654
Southern Copper Corp.(a)	4,261	129,407
Steel Dynamics, Inc.(a)	599	10,752
SunCoke Energy, Inc.*	297	6,385
U.S. Silica Holdings, Inc.	190	10,534
Worthington Industries, Inc.(a)	359	15,451

Total Metals & Mining		499,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Multi-Utilities - 0.9%
Alliant Energy Corp.(a)	394	$23,979
Avista Corp.(a)	231	7,743
Black Hills Corp.(a)	97	5,955
CenterPoint Energy, Inc.(a)	982	25,080
CMS Energy Corp.	1,105	34,421
Consolidated Edison, Inc.(a)	1,306	75,408
DTE Energy Co.(a)	849	66,112
Integrys Energy Group, Inc.(a)	223	15,862
MDU Resources Group, Inc.	388	13,619
NiSource, Inc.	768	30,213
NorthWestern Corp.(a)	182	9,498
PG&E Corp.(a)	1,637	78,609
Public Service Enterprise Group, Inc.	3,134	127,836
SCANA Corp.(a)	568	30,564
Sempra Energy	870	91,098
TECO Energy, Inc.(a)	872	16,114
Vectren Corp.(a)	274	11,645
Wisconsin Energy Corp.(a)	866	40,633

Total Multi-Utilities		704,389

Multiline Retail - 0.7%
Big Lots, Inc.*(a)	339	15,492
Dillard’s, Inc. Class A(a)	319	37,199
Dollar General Corp.*	1,240	71,126
Dollar Tree, Inc.*(a)	775	42,207
Family Dollar Stores, Inc.	467	30,887
Kohl’s Corp.(a)	1,157	60,951
Macy’s, Inc.	1,945	112,849
Nordstrom, Inc.(a)	830	56,382
Target Corp.(a)	2,423	140,413

Total Multiline Retail		567,506

Oil, Gas & Consumable Fuels - 9.5%
Alon USA Energy, Inc.(a)	211	2,625
Anadarko Petroleum Corp.	1,581	173,072
Apache Corp.(a)	2,130	214,321
Cabot Oil & Gas Corp.(a)	323	11,027
Carrizo Oil & Gas, Inc.*	139	9,627
Chesapeake Energy Corp.(a)	1,205	37,451
Chevron Corp.(a)	12,418	1,621,170
Cimarex Energy Co.(a)	394	56,523
Cloud Peak Energy, Inc.*(a)	583	10,739
Concho Resources, Inc.*	146	21,097
ConocoPhillips(a)	7,587	650,434
CONSOL Energy, Inc.(a)	444	20,455
Contango Oil & Gas Co.*(a)	74	3,131
Continental Resources, Inc.*(a)	528	83,445
CVR Energy, Inc.(a)	589	28,384
Delek U.S. Holdings, Inc.	434	12,252
Denbury Resources, Inc.(a)	1,798	33,191
Energen Corp.	284	25,242
EOG Resources, Inc.	932	108,914
EQT Corp.(a)	258	27,580
Exxon Mobil Corp.	25,633	2,580,730
Green Plains, Inc.	178	5,851
Gulfport Energy Corp.*(a)	161	10,111
Hess Corp.	1,831	181,068
HollyFrontier Corp.(a)	1,719	75,103
Kinder Morgan, Inc.	1,058	38,363
Laredo Petroleum, Inc.*(a)	339	10,502
Marathon Oil Corp.	3,519	140,478
Marathon Petroleum Corp.(a)	1,864	145,522
Murphy Oil Corp.(a)	606	40,287
Noble Energy, Inc.(a)	948	73,432
Northern Oil and Gas, Inc.*(a)	285	4,643
Oasis Petroleum, Inc.*	294	16,432
Occidental Petroleum Corp.	3,522	361,463
ONEOK, Inc.(a)	432	29,411
PBF Energy, Inc. Class A	552	14,711
Phillips 66(a)	3,391	272,738
Pioneer Natural Resources Co.(a)	185	42,515
QEP Resources, Inc.(a)	415	14,317
Renewable Energy Group, Inc.*(a)	960	11,011
Resolute Energy Corp.*	273	2,359
Rex Energy Corp.*	298	5,278
Rosetta Resources, Inc.*(a)	200	10,970
Southwestern Energy Co.*	320	14,557
Spectra Energy Corp.(a)	2,136	90,737
Stone Energy Corp.*	480	22,459
Swift Energy Co.*(a)	290	3,764
Tesoro Corp.(a)	534	31,330
Valero Energy Corp.	3,402	170,440
W&T Offshore, Inc.(a)	432	7,072
Western Refining, Inc.(a)	598	22,455
Whiting Petroleum Corp.*	525	42,131
Williams Cos., Inc. (The)	1,220	71,016
World Fuel Services Corp.(a)	275	13,538

Total Oil, Gas & Consumable Fuels		7,727,474

Paper & Forest Products - 0.2%
Boise Cascade Co.*	134	3,838
Clearwater Paper Corp.*	156	9,628
International Paper Co.(a)	1,502	75,806
KapStone Paper and Packaging Corp.*	446	14,776
Louisiana-Pacific Corp.*(a)	710	10,664
PH Glatfelter Co.(a)	306	8,118
Schweitzer-Mauduit International, Inc.	96	4,192

Total Paper & Forest Products		127,022

Personal Products - 0.2%
Avon Products, Inc.(a)	789	11,527
Coty, Inc. Class A(a)	454	7,777
Elizabeth Arden, Inc.*(a)	71	1,521
Estee Lauder Cos., Inc. (The) Class A	914	67,874
Medifast, Inc.*(a)	143	4,349
Nu Skin Enterprises, Inc. Class A(a)	159	11,760
Revlon, Inc. Class A*(a)	393	11,986
USANA Health Sciences, Inc.*(a)	90	7,032

Total Personal Products		123,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Pharmaceuticals - 4.2%
AbbVie, Inc.	5,883	$332,037
Akorn, Inc.*(a)	185	6,151
Allergan, Inc.	843	142,652
Auxilium Pharmaceuticals, Inc.*(a)	160	3,210
Bristol-Myers Squibb Co.	3,694	179,196
Eli Lilly & Co.	6,707	416,974
Impax Laboratories, Inc.*(a)	339	10,167
Johnson & Johnson	10,973	1,147,995
Medicines Co. (The)*(a)	207	6,015
Merck & Co., Inc.	7,056	408,190
Mylan, Inc.*	1,042	53,726
Pfizer, Inc.	21,105	626,396
Prestige Brands Holdings, Inc.*(a)	238	8,066
Questcor Pharmaceuticals, Inc.(a)	329	30,429
Salix Pharmaceuticals Ltd.*	138	17,022
Zoetis, Inc.	993	32,044

Total Pharmaceuticals		3,420,270

Professional Services - 0.2%
CBIZ, Inc.*(a)	534	4,822
Corporate Executive Board Co. (The)(a)	99	6,754
Dun & Bradstreet Corp. (The)(a)	203	22,371
Equifax, Inc.(a)	329	23,866
FTI Consulting, Inc.*(a)	160	6,051
IHS, Inc. Class A*(a)	98	13,296
Insperity, Inc.(a)	177	5,841
Kelly Services, Inc. Class A(a)	213	3,657
Korn/Ferry International*	211	6,197
Manpowergroup, Inc.	230	19,515
Navigant Consulting, Inc.*(a)	276	4,816
On Assignment, Inc.*	153	5,442
Robert Half International, Inc.	353	16,852
RPX Corp.*	548	9,727
Towers Watson & Co. Class A(a)	221	23,035
Verisk Analytics, Inc. Class A*	390	23,408
WageWorks, Inc.*(a)	62	2,989

Total Professional Services		198,639

Real Estate Investment Trusts (REITs) - 1.1%
Agree Realty Corp.(a)	158	4,776
Alexander’s, Inc.(a)	16	5,911
Alexandria Real Estate Equities, Inc.	88	6,832
American Campus Communities, Inc.	175	6,692
American Tower Corp.	623	56,058
Associated Estates Realty Corp.(a)	430	7,749
AvalonBay Communities, Inc.(a)	22	3,128
BioMed Realty Trust, Inc.(a)	113	2,467
Boston Properties, Inc.(a)	158	18,672
Camden Property Trust	162	11,526
Campus Crest Communities, Inc.(a)	391	3,386
CareTrust REIT, Inc.*	155	3,069
CBL & Associates Properties, Inc.(a)	373	7,087
Chatham Lodging Trust(a)	234	5,125
Corrections Corp. of America(a)	499	16,392
Crown Castle International Corp.	161	11,956
Digital Realty Trust, Inc.(a)	325	18,954
EPR Properties(a)	165	9,219
Equity Lifestyle Properties, Inc.	108	4,769
Essex Property Trust, Inc.(a)	114	21,080
Extra Space Storage, Inc.(a)	198	10,543
Federal Realty Investment Trust(a)	90	10,883
General Growth Properties, Inc.(a)	344	8,105
Geo Group, Inc. (The)	159	5,681
Government Properties Income Trust(a)	143	3,631
HCP, Inc.	1,775	73,449
Health Care REIT, Inc.	167	10,466
Home Properties, Inc.(a)	49	3,134
Hospitality Properties Trust	278	8,451
Host Hotels & Resorts, Inc.(a)	437	9,618
Inland Real Estate Corp.(a)	964	10,247
Investors Real Estate Trust	898	8,271
Kimco Realty Corp.	411	9,445
Liberty Property Trust	248	9,407
LTC Properties, Inc.	134	5,231
Macerich Co. (The)(a)	275	18,356
Medical Properties Trust, Inc.	323	4,277
Mid-America Apartment Communities, Inc.	74	5,406
Monmouth Real Estate Investment Corp. Class A	1,078	10,823
National Health Investors, Inc.(a)	135	8,446
National Retail Properties, Inc.(a)	178	6,620
Omega Healthcare Investors, Inc.	255	9,399
Piedmont Office Realty Trust, Inc. Class A	257	4,868
Plum Creek Timber Co., Inc.(a)	413	18,626
Post Properties, Inc.(a)	153	8,179
Potlatch Corp.	138	5,713
PS Business Parks, Inc.	49	4,091
Public Storage(a)	385	65,970
Ramco-Gershenson Properties Trust(a)	251	4,172
Rayonier, Inc.	547	19,446
Realty Income Corp.(a)	321	14,259
Retail Opportunity Investments Corp.(a)	268	4,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Ryman Hospitality Properties, Inc.(a)	68	$3,274
Sabra Health Care REIT, Inc.	203	5,828
Select Income REIT	169	5,009
Senior Housing Properties Trust(a)	439	10,663
Simon Property Group, Inc.(a)	571	94,946
SL Green Realty Corp.(a)	47	5,142
Tanger Factory Outlet Centers, Inc.	165	5,770
Taubman Centers, Inc.	111	8,415
UMH Properties, Inc.(a)	55	552
Universal Health Realty Income Trust(a)	96	4,174
Ventas, Inc.(a)	594	38,075
Vornado Realty Trust	167	17,824
W.P. Carey, Inc.(a)	87	5,603
Washington Prime Group, Inc.*(a)	284	5,322
Weyerhaeuser Co.(a)	1,301	43,050

Total Real Estate Investment Trusts (REITs)		877,924

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*(a)	943	30,214
Forestar Group, Inc.*(a)	154	2,940
Jones Lang LaSalle, Inc.	132	16,683

Total Real Estate Management & Development		49,837

Road & Rail - 1.0%
AMERCO(a)	107	31,111
Avis Budget Group, Inc.*	94	5,611
Con-way, Inc.	139	7,007
CSX Corp.(a)	4,700	144,807
Genesee & Wyoming, Inc. Class A*(a)	63	6,615
Heartland Express, Inc.(a)	226	4,823
Hertz Global Holdings, Inc.*(a)	890	24,947
JB Hunt Transport Services, Inc.(a)	344	25,380
Kansas City Southern(a)	168	18,061
Knight Transportation, Inc.(a)	184	4,374
Landstar System, Inc.	142	9,088
Norfolk Southern Corp.	1,365	140,636
Old Dominion Freight Line, Inc.*(a)	268	17,066
Quality Distribution, Inc.*	530	7,876
Ryder System, Inc.(a)	119	10,483
Saia, Inc.*	147	6,458
Swift Transportation Co.*	618	15,592
Union Pacific Corp.	3,626	361,693
Werner Enterprises, Inc.(a)	188	4,984

Total Road & Rail		846,612

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc.*	303	5,833
Altera Corp.(a)	1,059	36,811
Amkor Technology, Inc.*	1,853	20,717
Analog Devices, Inc.	817	44,175
Applied Materials, Inc.(a)	1,591	35,877
Audience, Inc.*(a)	206	2,464
Broadcom Corp. Class A	1,224	45,435
Brooks Automation, Inc.(a)	621	6,688
Cabot Microelectronics Corp.*(a)	63	2,813
Cirrus Logic, Inc.*(a)	504	11,461
Cree, Inc.*(a)	136	6,793
Diodes, Inc.*(a)	275	7,964
Entegris, Inc.*(a)	791	10,872
First Solar, Inc.*(a)	464	32,972
Hittite Microwave Corp.(a)	86	6,704
Integrated Device Technology, Inc.*	373	5,767
Integrated Silicon Solution, Inc.*(a)	322	4,756
Intel Corp.(a)	25,839	798,425
KLA-Tencor Corp.(a)	627	45,545
Lam Research Corp.	120	8,110
Lattice Semiconductor Corp.*(a)	459	3,787
Linear Technology Corp.(a)	580	27,301
Maxim Integrated Products, Inc.(a)	752	25,425
Microchip Technology, Inc.(a)	374	18,255
Micron Technology, Inc.*(a)	433	14,267
MKS Instruments, Inc.(a)	341	10,653
NVIDIA Corp.(a)	2,198	40,751
OmniVision Technologies, Inc.*	232	5,099
ON Semiconductor Corp.*	434	3,967
Semtech Corp.*(a)	210	5,491
Silicon Laboratories, Inc.*	66	3,250
Skyworks Solutions, Inc.	618	29,021
Synaptics, Inc.*(a)	158	14,321
Teradyne, Inc.(a)	949	18,600
Texas Instruments, Inc.	2,762	131,996
Ultratech, Inc.*(a)	88	1,952
Xilinx, Inc.	736	34,820

Total Semiconductors & Semiconductor Equipment		1,529,138

Software - 4.2%
ACI Worldwide, Inc.*(a)	121	6,755
Activision Blizzard, Inc.	4,781	106,616
Adobe Systems, Inc.*	629	45,514
ANSYS, Inc.*(a)	204	15,467
Autodesk, Inc.*	420	23,680
CA, Inc.	2,320	66,677
Cadence Design Systems, Inc.*(a)	1,597	27,932
Citrix Systems, Inc.*	337	21,079
Compuware Corp.(a)	464	4,635
Ebix, Inc.(a)	382	5,466
Electronic Arts, Inc.*(a)	235	8,430
FactSet Research Systems, Inc.(a)	111	13,351
Fair Isaac Corp.(a)	155	9,883
Fortinet, Inc.*(a)	118	2,965
Informatica Corp.*(a)	161	5,740
Intuit, Inc.(a)	692	55,727
Manhattan Associates, Inc.*(a)	224	7,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Mentor Graphics Corp.(a)	305	$6,579
MICROS Systems, Inc.*	232	15,753
Microsoft Corp.	43,659	1,820,580
MicroStrategy, Inc. Class A*	29	4,078
Oracle Corp.	22,567	914,641
Progress Software Corp.*	276	6,635
Red Hat, Inc.*	162	8,954
SolarWinds, Inc.*(a)	189	7,307
Solera Holdings, Inc.(a)	155	10,408
SS&C Technologies Holdings, Inc.*	155	6,854
Symantec Corp.	2,532	57,983
Synopsys, Inc.*(a)	415	16,110
Telenav, Inc.*(a)	394	2,242
TIBCO Software, Inc.*	414	8,350
TiVo, Inc.*	868	11,206
Tyler Technologies, Inc.*(a)	71	6,476
VMware, Inc. Class A*(a)	629	60,894

Total Software		3,392,679

Specialty Retail - 2.2%
Aaron’s, Inc.(a)	346	12,331
Abercrombie & Fitch Co. Class A(a)	361	15,613
Advance Auto Parts, Inc.	297	40,071
American Eagle Outfitters, Inc.(a)	893	10,019
ANN, Inc.*	186	7,652
Asbury Automotive Group, Inc.*	154	10,586
Ascena Retail Group, Inc.*(a)	591	10,106
AutoNation, Inc.*(a)	438	26,140
AutoZone, Inc.*	155	83,117
Bed Bath & Beyond, Inc.*(a)	973	55,831
Best Buy Co., Inc.(a)	909	28,188
Brown Shoe Co., Inc.	144	4,120
Buckle, Inc. (The)(a)	248	11,001
Cabela’s, Inc.*(a)	257	16,037
CarMax, Inc.*(a)	688	35,783
Cato Corp. (The) Class A(a)	226	6,983
Chico’s FAS, Inc.(a)	669	11,346
Children’s Place, Inc. (The)(a)	98	4,864
CST Brands, Inc.(a)	199	6,865
Dick’s Sporting Goods, Inc.	363	16,901
DSW, Inc. Class A	290	8,103
Express, Inc.*	623	10,610
Finish Line, Inc. (The) Class A	255	7,584
Foot Locker, Inc.(a)	686	34,794
Francesca’s Holdings Corp.*	293	4,319
GameStop Corp. Class A(a)	568	22,987
Gap, Inc. (The)(a)	2,352	97,773
Genesco, Inc.*(a)	66	5,421
GNC Holdings, Inc. Class A(a)	339	11,560
Group 1 Automotive, Inc.(a)	63	5,312
Guess?, Inc.(a)	511	13,797
hhgregg, Inc.*(a)	180	1,831
Hibbett Sports, Inc.*(a)	67	3,629
Home Depot, Inc. (The)	4,673	378,326
L Brands, Inc.(a)	947	55,551
Lithia Motors, Inc. Class A	121	11,382
Lowe’s Cos., Inc.(a)	3,248	155,871
Lumber Liquidators Holdings, Inc.*(a)	94	7,139
Mattress Firm Holding Corp.*(a)	136	6,494
Men’s Wearhouse, Inc. (The)(a)	179	9,988
Monro Muffler Brake, Inc.(a)	68	3,617
O’Reilly Automotive, Inc.*(a)	370	55,722
Outerwall, Inc.*(a)	182	10,802
Penske Automotive Group, Inc.	466	23,067
PetSmart, Inc.(a)	323	19,315
Pier 1 Imports, Inc.	515	7,936
Rent-A-Center, Inc.(a)	249	7,141
Ross Stores, Inc.	753	49,796
Sally Beauty Holdings, Inc.*(a)	597	14,973
Select Comfort Corp.*(a)	272	5,620
Sonic Automotive, Inc. Class A(a)	391	10,432
Stage Stores, Inc.(a)	268	5,009
Staples, Inc.(a)	3,068	33,257
Tiffany & Co.(a)	397	39,799
Tilly’s, Inc. Class A*(a)	215	1,729
TJX Cos., Inc. (The)	2,414	128,304
Tractor Supply Co.(a)	292	17,637
Ulta Salon Cosmetics & Fragrance, Inc.*	97	8,867
Urban Outfitters, Inc.*(a)	486	16,456
Vitamin Shoppe, Inc.*	65	2,796
Williams-Sonoma, Inc.(a)	306	21,965

Total Specialty Retail		1,750,265

Technology Hardware, Storage & Peripherals - 5.0%
3D Systems Corp.*(a)	27	1,615
Apple, Inc.	33,215	3,086,670
Electronics For Imaging, Inc.*	164	7,413
EMC Corp.	8,023	211,326
Hewlett-Packard Co.	13,897	468,051
Lexmark International, Inc. Class A(a)	432	20,805
NCR Corp.*(a)	783	27,475
NetApp, Inc.(a)	901	32,905
QLogic Corp.*(a)	524	5,287
SanDisk Corp.(a)	896	93,569
Western Digital Corp.	1,396	128,851

Total Technology Hardware, Storage & Peripherals		4,083,967

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	162	11,167
Coach, Inc.(a)	1,247	42,635
Columbia Sportswear Co.	160	13,224
Crocs, Inc.*	623	9,364
Deckers Outdoor Corp.*	115	9,928
Fossil Group, Inc.*(a)	202	21,113
G-III Apparel Group Ltd.*(a)	122	9,962
Hanesbrands, Inc.	354	34,848
Iconix Brand Group, Inc.*(a)	291	12,495
NIKE, Inc. Class B(a)	2,302	178,520
PVH Corp.(a)	147	17,140
R.G. Barry Corp.	257	4,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

June 30, 2014

Investments	Shares	Value
Ralph Lauren Corp.(a)	252	$40,494
Steven Madden Ltd.*	314	10,770
Under Armour, Inc. Class A*(a)	240	14,278
Vera Bradley, Inc.*(a)	155	3,390
VF Corp.	1,516	95,508
Wolverine World Wide, Inc.(a)	376	9,799

Total Textiles, Apparel & Luxury Goods		539,505

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.(a)	249	3,349
BofI Holding, Inc.*(a)	109	8,008
Capitol Federal Financial, Inc.(a)	224	2,724
Dime Community Bancshares, Inc.(a)	163	2,574
EverBank Financial Corp.(a)	382	7,701
HomeStreet, Inc.(a)	163	2,994
Hudson City Bancorp, Inc.	1,590	15,630
Nationstar Mortgage Holdings, Inc.*	439	15,936
New York Community Bancorp, Inc.(a)	2,180	34,836
Northwest Bancshares, Inc.(a)	392	5,319
Ocwen Financial Corp.*(a)	250	9,275
People’s United Financial, Inc.(a)	990	15,018
Provident Financial Services, Inc.	225	3,897
Territorial Bancorp, Inc.(a)	238	4,969
TFS Financial Corp.*(a)	299	4,264
Walker & Dunlop, Inc.*(a)	178	2,512
Washington Federal, Inc.(a)	602	13,503

Total Thrifts & Mortgage Finance		152,509

Tobacco - 1.6%
Altria Group, Inc.	9,262	388,448
Lorillard, Inc.(a)	1,734	105,722
Philip Morris International, Inc.	7,310	616,306
Reynolds American, Inc.	2,506	151,237
Universal Corp.(a)	164	9,078

Total Tobacco		1,270,791

Trading Companies & Distributors - 0.3%
Air Lease Corp.	228	8,796
Applied Industrial Technologies, Inc.(a)	269	13,646
Beacon Roofing Supply, Inc.*(a)	111	3,676
CAI International, Inc.*(a)	177	3,896
DXP Enterprises, Inc.*(a)	66	4,986
Fastenal Co.(a)	578	28,605
GATX Corp.(a)	157	10,509
Kaman Corp.(a)	115	4,914
MRC Global, Inc.*	239	6,761
MSC Industrial Direct Co., Inc. Class A(a)	198	18,937
NOW, Inc.*(a)	513	18,576
Rush Enterprises, Inc. Class A*(a)	209	7,246
TAL International Group, Inc.*(a)	250	11,090
Titan Machinery, Inc.*(a)	260	4,280
United Rentals, Inc.*(a)	211	22,098
W.W. Grainger, Inc.(a)	206	52,380
Watsco, Inc.(a)	109	11,201
WESCO International, Inc.*(a)	177	15,289

Total Trading Companies & Distributors		246,886

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*(a)	388	7,744

Water Utilities - 0.1%
American States Water Co.(a)	232	7,709
American Water Works Co., Inc.	621	30,708
Aqua America, Inc.(a)	341	8,941
California Water Service Group(a)	353	8,543

Total Water Utilities		55,901

Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.(a)	120	1,495
T-Mobile U.S., Inc.*(a)	446	14,995
USA Mobility, Inc.	413	6,360

Total Wireless Telecommunication Services		22,850

TOTAL COMMON STOCKS (Cost: $58,847,738)		81,124,909

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.5%

United States - 25.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $20,722,438)(c)	20,722,438	20,722,438

TOTAL INVESTMENTS IN SECURITIES - 125.3% (Cost: $79,570,176)		101,847,347
Liabilities in Excess of Cash and Other Assets - (25.3)%		(20,588,874)

NET ASSETS - 100.0%		$81,258,473

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $22,313,201 and the total market value of the collateral held by the Fund was $22,819,843. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,097,405.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 6.1%
Boeing Co. (The)(a)	9,084	$1,155,757
Honeywell International, Inc.	13,480	1,252,966
Huntington Ingalls Industries, Inc.	388	36,701
Lockheed Martin Corp.(a)	10,021	1,610,675
Northrop Grumman Corp.	4,100	490,483
Precision Castparts Corp.	49	12,368
Raytheon Co.	6,699	617,983
Rockwell Collins, Inc.(a)	1,872	146,278
United Technologies Corp.	16,667	1,924,205

Total Aerospace & Defense		7,247,416

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.(a)	3,185	203,171
Expeditors International of Washington, Inc.(a)	2,460	108,634
FedEx Corp.	1,145	173,330
United Parcel Service, Inc. Class B	14,550	1,493,703

Total Air Freight & Logistics		1,978,838

Airlines - 0.1%
Alaska Air Group, Inc.	651	61,878

Auto Components - 0.5%
BorgWarner, Inc.(a)	1,697	110,627
Gentex Corp.(a)	2,045	59,489
Johnson Controls, Inc.(a)	8,525	425,653
Lear Corp.	571	51,002

Total Auto Components		646,771

Automobiles - 0.2%
Harley-Davidson, Inc.(a)	2,304	160,934
Thor Industries, Inc.(a)	750	42,653

Total Automobiles		203,587

Beverages - 5.1%
Brown-Forman Corp. Class B	1,102	103,775
Coca-Cola Co. (The)(a)	78,877	3,341,230
Coca-Cola Enterprises, Inc.	3,178	151,845
PepsiCo, Inc.	27,227	2,432,460

Total Beverages		6,029,310

Biotechnology - 1.1%
Amgen, Inc.	10,618	1,256,853

Building Products - 0.0%
Lennox International, Inc.(a)	489	43,800

Capital Markets - 1.5%
Ameriprise Financial, Inc.	3,062	367,440
Charles Schwab Corp. (The)(a)	10,130	272,801
Eaton Vance Corp.(a)	2,074	78,377
Financial Engines, Inc.(a)	101	4,573
Franklin Resources, Inc.	3,781	218,693
LPL Financial Holdings, Inc.(a)	1,405	69,885
Raymond James Financial, Inc.(a)	1,325	67,217
SEI Investments Co.	1,693	55,480
T. Rowe Price Group, Inc.(a)	4,020	339,328
TD Ameritrade Holding Corp.	7,380	231,363
Waddell & Reed Financial, Inc. Class A(a)	1,246	77,987

Total Capital Markets		1,783,144

Chemicals - 3.4%
Air Products & Chemicals, Inc.	4,703	604,900
Airgas, Inc.(a)	1,093	119,038
Albemarle Corp.(a)	1,063	76,004
Cabot Corp.	809	46,914
CF Industries Holdings, Inc.(a)	856	205,894
Cytec Industries, Inc.	147	15,497
Eastman Chemical Co.(a)	2,051	179,155
Ecolab, Inc.	2,232	248,511
FMC Corp.(a)	878	62,505
H.B. Fuller Co.(a)	298	14,334
Monsanto Co.	6,731	839,625
Mosaic Co. (The)(a)	5,560	274,942
PolyOne Corp.	595	25,073
PPG Industries, Inc.	1,579	331,827
Praxair, Inc.(a)	4,726	627,802
Scotts Miracle-Gro Co. (The) Class A(a)	1,492	84,835
Sherwin-Williams Co. (The)	946	195,737
Sigma-Aldrich Corp.(a)	922	93,564

Total Chemicals		4,046,157

Commercial Services & Supplies - 0.1%
Cintas Corp.(a)	1,402	89,083

Communications Equipment - 3.1%
Cisco Systems, Inc.	92,161	2,290,201
QUALCOMM, Inc.	17,170	1,359,864

Total Communications Equipment		3,650,065

Construction & Engineering - 0.1%
Fluor Corp.(a)	1,166	89,665
KBR, Inc.	1,337	31,888

Total Construction & Engineering		121,553

Consumer Finance - 1.1%
American Express Co.	9,703	920,524
Discover Financial Services	5,898	365,558

Total Consumer Finance		1,286,082

Containers & Packaging - 0.1%
AptarGroup, Inc.(a)	833	55,819
Ball Corp.(a)	1,254	78,601
Silgan Holdings, Inc.(a)	656	33,338

Total Containers & Packaging		167,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2014

Investments	Shares	Value
Distributors - 0.3%
Genuine Parts Co.(a)	3,419	$300,188
Pool Corp.(a)	545	30,825

Total Distributors		331,013

Diversified Consumer Services - 0.2%
H&R Block, Inc.	6,574	220,361
Sotheby’s(a)	484	20,323

Total Diversified Consumer Services		240,684

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.(a)	1,046	51,474
CME Group, Inc.(a)	6,018	426,977
MarketAxess Holdings, Inc.(a)	225	12,163
McGraw Hill Financial, Inc.	3,472	288,280

Total Diversified Financial Services		778,894

Electrical Equipment - 1.3%
Acuity Brands, Inc.(a)	187	25,853
AMETEK, Inc.	994	51,966
Babcock & Wilcox Co. (The)	1,126	36,550
Emerson Electric Co.	15,291	1,014,711
EnerSys(a)	245	16,853
Hubbell, Inc. Class B	829	102,091
Regal-Beloit Corp.(a)	410	32,210
Rockwell Automation, Inc.(a)	2,387	298,757

Total Electrical Equipment		1,578,991

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A(a)	797	76,783
Avnet, Inc.	1,007	44,620
Belden, Inc.	79	6,175
Corning, Inc.(a)	17,748	389,569
FEI Co.(a)	106	9,617
FLIR Systems, Inc.(a)	902	31,327
Jabil Circuit, Inc.	2,117	44,245

Total Electronic Equipment, Instruments & Components		602,336

Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	4,169	310,382
Bristow Group, Inc.(a)	431	34,747
CARBO Ceramics, Inc.(a)	216	33,290
Diamond Offshore Drilling, Inc.(a)	7,296	362,100
Halliburton Co.	8,648	614,095
National Oilwell Varco, Inc.	4,850	399,398
RPC, Inc.	4,318	101,430
Tidewater, Inc.(a)	734	41,214

Total Energy Equipment & Services		1,896,656

Food & Staples Retailing - 5.4%
Costco Wholesale Corp.	2,921	336,382
CVS Caremark Corp.	9,787	737,646
PriceSmart, Inc.(a)	104	9,052
Safeway, Inc.	3,683	126,474
Sysco Corp.(a)	11,433	428,166
Wal-Mart Stores, Inc.	49,939	3,748,921
Walgreen Co.	13,283	984,669
Whole Foods Market, Inc.(a)	1,973	76,217

Total Food & Staples Retailing		6,447,527

Food Products - 1.6%
Campbell Soup Co.(a)	5,676	260,017
Flowers Foods, Inc.(a)	2,651	55,883
General Mills, Inc.(a)	12,353	649,027
Hershey Co. (The)	2,125	206,911
Hillshire Brands Co. (The)	1,641	102,234
Hormel Foods Corp.	2,543	125,497
Ingredion, Inc.	1,143	85,771
Kellogg Co.	7,048	463,054

Total Food Products		1,948,394

Gas Utilities - 0.1%
National Fuel Gas Co.(a)	1,479	115,806

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	30,203	1,235,303
Baxter International, Inc.(a)	13,360	965,928
Becton, Dickinson and Co.	3,009	355,965
C.R. Bard, Inc.(a)	428	61,208
DENTSPLY International, Inc.(a)	642	30,399
Medtronic, Inc.(a)	16,331	1,041,264
ResMed, Inc.(a)	2,646	133,967
St. Jude Medical, Inc.(a)	4,064	281,432
STERIS Corp.(a)	908	48,560
Stryker Corp.(a)	4,574	385,679
West Pharmaceutical Services, Inc.(a)	510	21,512

Total Health Care Equipment & Supplies		4,561,217

Health Care Providers & Services - 1.8%
Aetna, Inc.	3,685	298,780
AmerisourceBergen Corp.	2,621	190,442
Cigna Corp.	91	8,369
Humana, Inc.(a)	1,403	179,191
McKesson Corp.	1,151	214,328
Quest Diagnostics, Inc.(a)	2,776	162,923
UnitedHealth Group, Inc.	13,174	1,076,975
Universal Health Services, Inc. Class B	217	20,780

Total Health Care Providers & Services		2,151,788

Hotels, Restaurants & Leisure - 4.7%
Brinker International, Inc.(a)	1,210	58,866
Cheesecake Factory, Inc. (The)(a)	508	23,581
Cracker Barrel Old Country Store, Inc.(a)	547	54,465
Darden Restaurants, Inc.(a)	4,596	212,657
Dunkin’ Brands Group, Inc.(a)	1,417	64,913
International Game Technology(a)	4,990	79,391
Las Vegas Sands Corp.	12,393	944,594
McDonald’s Corp.	28,353	2,856,281
Starbucks Corp.	8,523	659,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2014

Investments	Shares	Value
Yum! Brands, Inc.(a)	7,679	$623,535

Total Hotels, Restaurants & Leisure		5,577,793

Household Durables - 0.4%
Harman International Industries, Inc.	820	88,092
Leggett & Platt, Inc.(a)	4,772	163,584
Tupperware Brands Corp.(a)	1,140	95,418
Whirlpool Corp.	1,071	149,105

Total Household Durables		496,199

Household Products - 4.8%
Church & Dwight Co., Inc.	1,491	104,296
Colgate-Palmolive Co.(a)	12,401	845,500
Kimberly-Clark Corp.	7,520	836,374
Procter & Gamble Co. (The)	50,584	3,975,397

Total Household Products		5,761,567

Industrial Conglomerates - 1.4%
3M Co.(a)	10,628	1,522,355
Carlisle Cos., Inc.	631	54,657
Danaher Corp.	807	63,535
Roper Industries, Inc.(a)	418	61,032

Total Industrial Conglomerates		1,701,579

Insurance - 0.9%
Aflac, Inc.	8,746	544,439
AmTrust Financial Services, Inc.(a)	1,210	50,590
Marsh & McLennan Cos., Inc.(a)	9,681	501,669

Total Insurance		1,096,698

Internet & Catalog Retail - 0.1%
Expedia, Inc.(a)	902	71,042
HSN, Inc.(a)	718	42,534

Total Internet & Catalog Retail		113,576

Internet Software & Services - 0.0%
IAC/InterActiveCorp	682	47,215

IT Services - 3.3%
Automatic Data Processing, Inc.(a)	6,238	494,549
Broadridge Financial Solutions, Inc.	1,385	57,671
DST Systems, Inc.	328	30,232
Global Payments, Inc.(a)	73	5,318
International Business Machines Corp.	12,289	2,227,627
Jack Henry & Associates, Inc.(a)	598	35,539
MasterCard, Inc. Class A	1,820	133,715
MAXIMUS, Inc.(a)	171	7,356
Paychex, Inc.	6,251	259,792
Total System Services, Inc.(a)	1,246	39,137
Visa, Inc. Class A(a)	2,028	427,320
Western Union Co. (The)(a)	8,612	149,332

Total IT Services		3,867,588

Leisure Products - 0.5%
Brunswick Corp.(a)	685	28,859
Hasbro, Inc.(a)	3,335	176,922
Mattel, Inc.(a)	9,070	353,458
Polaris Industries, Inc.	709	92,340

Total Leisure Products		651,579

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.(a)	2,283	131,135
Techne Corp.(a)	398	36,843

Total Life Sciences Tools & Services		167,978

Machinery - 2.3%
AGCO Corp.(a)	564	31,708
CLARCOR, Inc.	485	29,997
Cummins, Inc.(a)	2,912	449,292
Donaldson Co., Inc.(a)	1,498	63,395
Dover Corp.	2,346	213,369
Flowserve Corp.(a)	884	65,725
Graco, Inc.(a)	714	55,749
IDEX Corp.(a)	904	72,989
Illinois Tool Works, Inc.(a)	7,767	680,079
Joy Global, Inc.(a)	1,160	71,433
Kennametal, Inc.(a)	975	45,123
Lincoln Electric Holdings, Inc.(a)	903	63,102
Nordson Corp.(a)	544	43,623
Oshkosh Corp.	847	47,034
PACCAR, Inc.(a)	4,118	258,734
Pall Corp.	1,207	103,066
Parker Hannifin Corp.	1,862	234,109
Snap-on, Inc.	776	91,972
Toro Co. (The)	474	30,146
Valmont Industries, Inc.(a)	165	25,072
Wabtec Corp.(a)	164	13,545
Woodward, Inc.(a)	429	21,527

Total Machinery		2,710,789

Media - 3.8%
Comcast Corp. Class A	27,931	1,499,336
Comcast Corp. Special Class A(a)	6,379	340,192
John Wiley & Sons, Inc. Class A(a)	762	46,169
Morningstar, Inc.(a)	220	15,798
Scripps Networks Interactive, Inc. Class A	640	51,930
Time Warner Cable, Inc.	4,616	679,937
Twenty-First Century Fox, Inc. Class A	9,414	330,902
Twenty-First Century Fox, Inc. Class B	5,130	175,600
Walt Disney Co. (The)	15,784	1,353,320

Total Media		4,493,184

Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	31,218	1,139,457
Southern Copper Corp.(a)	12,630	383,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2014

Investments	Shares	Value
Steel Dynamics, Inc.(a)	4,419	$79,321

Total Metals & Mining		1,602,351

Multiline Retail - 1.3%
Family Dollar Stores, Inc.	1,610	106,485
Macy’s, Inc.	6,095	353,632
Nordstrom, Inc.	3,262	221,588
Target Corp.(a)	14,409	835,002

Total Multiline Retail		1,516,707

Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	3,165	318,462
Cabot Oil & Gas Corp.(a)	827	28,234
Cimarex Energy Co.	404	57,958
EQT Corp.	187	19,990
Exxon Mobil Corp.	66,428	6,687,971
HollyFrontier Corp.(a)	4,165	181,969
Marathon Oil Corp.	12,871	513,811
Marathon Petroleum Corp.	4,889	381,684
Murphy Oil Corp.(a)	3,083	204,958
Pioneer Natural Resources Co.	60	13,789
QEP Resources, Inc.	410	14,145
SM Energy Co.(a)	82	6,896
Western Refining, Inc.(a)	1,455	54,635

Total Oil, Gas & Consumable Fuels		8,484,502

Personal Products - 0.2%
Avon Products, Inc.(a)	4,047	59,126
Estee Lauder Cos., Inc. (The) Class A	1,685	125,128
Nu Skin Enterprises, Inc. Class A(a)	333	24,629

Total Personal Products		208,883

Pharmaceuticals - 1.7%
Allergan, Inc.	504	85,287
Bristol-Myers Squibb Co.(a)	37,026	1,796,131
Questcor Pharmaceuticals, Inc.(a)	1,087	100,537

Total Pharmaceuticals		1,981,955

Professional Services - 0.2%
Equifax, Inc.	1,378	99,960
Robert Half International, Inc.	1,891	90,276
Towers Watson & Co. Class A(a)	220	22,931

Total Professional Services		213,167

Real Estate Investment Trusts (REITs) - 0.2%
Corrections Corp. of America(a)	5,746	188,756

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	164	20,728

Road & Rail - 2.4%
CSX Corp.(a)	18,460	568,752
JB Hunt Transport Services, Inc.(a)	810	59,762
Kansas City Southern(a)	670	72,032
Landstar System, Inc.(a)	1,399	89,536
Norfolk Southern Corp.	5,958	613,853
Union Pacific Corp.	14,998	1,496,050

Total Road & Rail		2,899,985

Semiconductors & Semiconductor Equipment - 4.3%
Altera Corp.(a)	3,178	110,467
Analog Devices, Inc.	4,521	244,450
Broadcom Corp. Class A	4,286	159,096
Intel Corp.(a)	94,462	2,918,876
KLA-Tencor Corp.	2,520	183,053
Linear Technology Corp.(a)	2,830	133,208
Maxim Integrated Products, Inc.(a)	5,438	183,859
Microchip Technology, Inc.(a)	3,558	173,666
NVIDIA Corp.	6,930	128,482
Texas Instruments, Inc.(a)	16,130	770,853
Xilinx, Inc.	3,171	150,020

Total Semiconductors & Semiconductor Equipment		5,156,030

Software - 5.4%
Activision Blizzard, Inc.	4,077	90,917
FactSet Research Systems, Inc.(a)	302	36,325
Intuit, Inc.	1,476	118,862
Microsoft Corp.	113,909	4,750,005
Oracle Corp.	33,666	1,364,483
Solera Holdings, Inc.(a)	339	22,764

Total Software		6,383,356

Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A(a)	1,579	68,292
Advance Auto Parts, Inc.(a)	108	14,571
Buckle, Inc. (The)(a)	672	29,810
Chico’s FAS, Inc.	1,619	27,458
Dick’s Sporting Goods, Inc.(a)	790	36,782
DSW, Inc. Class A	656	18,329
GameStop Corp. Class A(a)	2,136	86,444
Gap, Inc. (The)	8,234	342,287
GNC Holdings, Inc. Class A	874	29,803
Home Depot, Inc. (The)	23,608	1,911,304
Lowe’s Cos., Inc.(a)	13,280	637,307
Penske Automotive Group, Inc.(a)	1,158	57,321
PetSmart, Inc.(a)	984	58,843
Ross Stores, Inc.	1,696	112,157
TJX Cos., Inc. (The)	5,577	296,418
Tractor Supply Co.(a)	838	50,615
Williams-Sonoma, Inc.(a)	1,730	124,180

Total Specialty Retail		3,901,921

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	52,956	4,921,201
EMC Corp.	18,507	487,474
NetApp, Inc.	2,673	97,618
SanDisk Corp.	1,595	166,566

Total Technology Hardware, Storage & Peripherals		5,672,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2014

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	5,749	$196,558
Hanesbrands, Inc.(a)	959	94,404
NIKE, Inc. Class B	6,453	500,430
PVH Corp.	82	9,561
Ralph Lauren Corp.	514	82,595
VF Corp.	6,565	413,595
Wolverine World Wide, Inc.(a)	700	18,242

Total Textiles, Apparel & Luxury Goods		1,315,385

Tobacco - 2.3%
Altria Group, Inc.	64,375	2,699,888

Trading Companies & Distributors - 0.5%
Fastenal Co.	5,160	255,369
MSC Industrial Direct Co., Inc. Class A(a)	674	64,461
W.W. Grainger, Inc.(a)	848	215,621
Watsco, Inc.(a)	420	43,159

Total Trading Companies & Distributors		578,610

TOTAL COMMON STOCKS (Cost: $108,331,488)		118,776,429

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.5%

United States - 24.5%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $29,222,840)(c)	29,222,840	29,222,840

TOTAL INVESTMENTS IN SECURITIES - 124.4% (Cost: $137,554,328)		147,999,269
Liabilities in Excess of Cash and Other Assets - (24.4)%		(29,075,089)

NET ASSETS - 100.0%		$118,924,180

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $28,586,051 and the total market value of the collateral held by the Fund was $29,223,951. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,111.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.6%
AAR Corp.(a)	2,496	$68,790
American Science & Engineering, Inc.(a)	1,439	100,140
Cubic Corp.	832	37,032
Curtiss-Wright Corp.(a)	2,068	135,578
HEICO Corp.(a)	320	16,621
HEICO Corp. Class A	661	26,837
National Presto Industries, Inc.(a)	555	40,426

Total Aerospace & Defense		425,424

Air Freight & Logistics - 0.3%
Forward Air Corp.(a)	1,822	87,183

Auto Components - 1.2%
Cooper Tire & Rubber Co.	6,628	198,840
Standard Motor Products, Inc.	1,993	89,027
Strattec Security Corp.	247	15,929

Total Auto Components		303,796

Banks - 4.3%
Access National Corp.(a)	2,104	31,897
BancFirst Corp.(a)	2,439	150,974
Bank of the Ozarks, Inc.(a)	8,026	268,470
Cardinal Financial Corp.(a)	3,069	56,654
Community Bank System, Inc.(a)	4,362	157,904
ConnectOne Bancorp, Inc.(a)	1,744	33,537
Heartland Financial USA, Inc.(a)	1,787	44,192
Old National Bancorp	18,604	265,665
Pinnacle Financial Partners, Inc.(a)	2,502	98,779

Total Banks		1,108,072

Building Products - 1.3%
AAON, Inc.	1,564	52,425
Apogee Enterprises, Inc.(a)	1,869	65,153
Insteel Industries, Inc.(a)	683	13,421
Simpson Manufacturing Co., Inc.	4,337	157,693
Universal Forest Products, Inc.	1,076	51,939

Total Building Products		340,631

Capital Markets - 3.8%
Calamos Asset Management, Inc. Class A(a)	6,569	87,959
Cohen & Steers, Inc.(a)	6,502	282,057
FXCM, Inc. Class A(a)	4,596	68,756
GAMCO Investors, Inc. Class A	142	11,793
Janus Capital Group, Inc.(a)	32,498	405,575
Pzena Investment Management, Inc. Class A	972	10,848
Westwood Holdings Group, Inc.	1,835	110,173

Total Capital Markets		977,161

Chemicals - 6.4%
A. Schulman, Inc.	4,842	187,385
American Vanguard Corp.(a)	1,665	22,011
Balchem Corp.(a)	811	43,437
Chase Corp.	916	31,272
FutureFuel Corp.(a)	8,764	145,395
Hawkins, Inc.(a)	987	36,657
Innophos Holdings, Inc.(a)	5,247	302,070
Innospec, Inc.	3,018	130,287
KMG Chemicals, Inc.(a)	580	10,428
Koppers Holdings, Inc.(a)	1,569	60,014
Minerals Technologies, Inc.	832	54,563
Olin Corp.(a)	15,618	420,437
Quaker Chemical Corp.(a)	1,231	94,529
Stepan Co.	1,656	87,536
Zep, Inc.(a)	1,766	31,188

Total Chemicals		1,657,209

Commercial Services & Supplies - 11.1%
ABM Industries, Inc.	7,777	209,823
CECO Environmental Corp.	2,177	33,939
Deluxe Corp.(a)	6,544	383,348
Ennis, Inc.(a)	6,925	105,676
G&K Services, Inc. Class A	2,245	116,897
Healthcare Services Group, Inc.(a)	11,031	324,753
Herman Miller, Inc.(a)	6,514	196,983
Interface, Inc.(a)	2,476	46,648
Kimball International, Inc. Class B(a)	2,867	47,936
Knoll, Inc.(a)	9,181	159,107
McGrath RentCorp(a)	4,055	149,021
Mobile Mini, Inc.(a)	5,270	252,380
MSA Safety, Inc.(a)	5,784	332,464
Steelcase, Inc. Class A(a)	14,632	221,382
U.S. Ecology, Inc.(a)	1,765	86,397
UniFirst Corp.(a)	142	15,052
United Stationers, Inc.(a)	3,244	134,529
Viad Corp.	1,864	44,438

Total Commercial Services & Supplies		2,860,773

Communications Equipment - 1.8%
ADTRAN, Inc.(a)	5,616	126,697
InterDigital, Inc.(a)	3,634	173,705
Plantronics, Inc.(a)	2,869	137,856
TESSCO Technologies, Inc.	1,052	33,380

Total Communications Equipment		471,638

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	2,802	44,271
Primoris Services Corp.	1,601	46,173

Total Construction & Engineering		90,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2014

Investments	Shares	Value
Consumer Finance - 0.1%
Cash America International, Inc.	737	$32,745

Containers & Packaging - 1.2%
Greif, Inc. Class A(a)	5,895	321,631

Distributors - 0.3%
Core-Mark Holding Co., Inc.(a)	1,930	88,066

Diversified Consumer Services - 1.1%
Carriage Services, Inc.(a)	732	12,539
DeVry Education Group, Inc.(a)	4,373	185,153
Matthews International Corp. Class A(a)	1,857	77,196

Total Diversified Consumer Services		274,888

Diversified Financial Services - 0.2%
Marlin Business Services Corp.	1,480	26,921
MicroFinancial, Inc.	3,292	25,447

Total Diversified Financial Services		52,368

Diversified Telecommunication Services - 0.3%
Enventis Corp.	4,364	69,126

Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	507	7,341
AZZ, Inc.	1,892	87,183
Encore Wire Corp.(a)	216	10,593
Franklin Electric Co., Inc.	2,153	86,830
Global Power Equipment Group, Inc.(a)	2,126	34,356
Powell Industries, Inc.	1,128	73,749
Preformed Line Products Co.(a)	391	21,048

Total Electrical Equipment		321,100

Electronic Equipment, Instruments & Components - 4.3%
AVX Corp.(a)	25,599	339,955
Badger Meter, Inc.(a)	1,411	74,289
CTS Corp.(a)	2,128	39,793
Daktronics, Inc.(a)	7,209	85,931
Electro Rent Corp.	7,381	123,484
Littelfuse, Inc.	1,537	142,864
Mesa Laboratories, Inc.	200	16,792
Methode Electronics, Inc.	2,189	83,642
MTS Systems Corp.(a)	1,967	133,284
Park Electrochemical Corp.	2,137	60,285

Total Electronic Equipment, Instruments & Components		1,100,319

Energy Equipment & Services - 0.7%
Gulfmark Offshore, Inc. Class A(a)	4,190	189,304

Food & Staples Retailing - 0.4%
Andersons, Inc. (The)(a)	1,437	74,120
Ingles Markets, Inc. Class A	1,317	34,703

Total Food & Staples Retailing		108,823

Food Products - 1.8%
Alico, Inc.(a)	628	23,544
Cal-Maine Foods, Inc.(a)	758	56,334
Calavo Growers, Inc.	2,531	85,624
J&J Snack Foods Corp.	973	91,579
Lancaster Colony Corp.(a)	1,958	186,323
Lifeway Foods, Inc.(a)	586	8,192
Limoneira Co.	606	13,314

Total Food Products		464,910

Health Care Equipment & Supplies - 2.9%
Analogic Corp.(a)	389	30,435
Atrion Corp.(a)	148	48,248
Cantel Medical Corp.	751	27,502
CONMED Corp.	3,813	168,344
CryoLife, Inc.	1,986	17,775
Hill-Rom Holdings, Inc.(a)	5,661	234,988
LeMaitre Vascular, Inc.	1,565	12,943
Meridian Bioscience, Inc.(a)	8,735	180,290
Utah Medical Products, Inc.	482	24,794

Total Health Care Equipment & Supplies		745,319

Health Care Providers & Services - 0.7%
Chemed Corp.(a)	1,330	124,648
Ensign Group, Inc. (The)(a)	901	28,003
U.S. Physical Therapy, Inc.	978	33,438

Total Health Care Providers & Services		186,089

Health Care Technology - 1.5%
Computer Programs & Systems, Inc.	2,588	164,597
Quality Systems, Inc.(a)	14,302	229,547

Total Health Care Technology		394,144

Hotels, Restaurants & Leisure - 3.8%
Bob Evans Farms, Inc.(a)	3,960	198,198
Churchill Downs, Inc.(a)	1,236	111,376
Einstein Noah Restaurant Group, Inc.	4,247	68,207
Frisch’s Restaurants, Inc.	1,060	25,016
International Speedway Corp. Class A(a)	1,196	39,803
Interval Leisure Group, Inc.(a)	5,788	126,989
Papa John’s International, Inc.(a)	3,483	147,644
Ruth’s Hospitality Group, Inc.(a)	2,892	35,716
Texas Roadhouse, Inc.	8,653	224,978

Total Hotels, Restaurants & Leisure		977,927

Household Durables - 1.7%
Bassett Furniture Industries, Inc.(a)	1,111	14,621
Ethan Allen Interiors, Inc.	2,769	68,505
Hooker Furniture Corp.(a)	1,678	27,083
La-Z-Boy, Inc.(a)	1,973	45,714
Lifetime Brands, Inc.	822	12,922
MDC Holdings, Inc.(a)	6,557	198,612
NACCO Industries, Inc. Class A(a)	719	36,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2014

Investments	Shares	Value
Ryland Group, Inc. (The)	957	$37,744

Total Household Durables		441,582

Household Products - 0.8%
Orchids Paper Products Co.	2,547	81,606
WD-40 Co.(a)	1,821	136,976

Total Household Products		218,582

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	2,662	88,219

Insurance - 3.4%
AMERISAFE, Inc.	1,014	41,239
Crawford & Co. Class A	5,567	45,093
Employers Holdings, Inc.	1,728	36,599
HCI Group, Inc.	1,817	73,770
Infinity Property & Casualty Corp.(a)	1,342	90,223
National Interstate Corp.	2,605	72,992
Primerica, Inc.	3,952	189,103
RLI Corp.(a)	3,020	138,256
Selective Insurance Group, Inc.	7,677	189,775

Total Insurance		877,050

Internet & Catalog Retail - 0.3%
PetMed Express, Inc.(a)	6,088	82,066

Internet Software & Services - 1.4%
j2 Global, Inc.(a)	7,123	362,276

IT Services - 2.3%
Computer Task Group, Inc.	1,398	23,011
Convergys Corp.(a)	6,202	132,971
CSG Systems International, Inc.(a)	5,122	133,735
Forrester Research, Inc.	2,249	85,192
Hackett Group, Inc. (The)(a)	3,378	20,167
Heartland Payment Systems, Inc.(a)	1,554	64,040
ManTech International Corp. Class A(a)	4,942	145,888

Total IT Services		605,004

Leisure Products - 0.9%
Arctic Cat, Inc.(a)	677	26,687
Johnson Outdoors, Inc. Class A	652	16,822
Marine Products Corp.(a)	3,365	27,930
Sturm Ruger & Co., Inc.(a)	2,735	161,392

Total Leisure Products		232,831

Machinery - 5.4%
Alamo Group, Inc.	391	21,149
Albany International Corp. Class A	3,103	117,790
Altra Industrial Motion Corp.(a)	2,257	82,132
Astec Industries, Inc.(a)	1,116	48,970
Barnes Group, Inc.(a)	4,034	155,470
CIRCOR International, Inc.	215	16,583
Dynamic Materials Corp.(a)	651	14,407
ESCO Technologies, Inc.	1,614	55,909
Gorman-Rupp Co. (The)	2,010	71,094
Graham Corp.(a)	222	7,728
Hillenbrand, Inc.(a)	8,883	289,764
John Bean Technologies Corp.(a)	2,382	73,818
Kadant, Inc.	920	35,374
L.B. Foster Co. Class A(a)	180	9,742
Lindsay Corp.(a)	524	44,262
NN, Inc.(a)	1,188	30,389
Standex International Corp.	535	39,847
Sun Hydraulics Corp.(a)	1,657	67,274
Tennant Co.	1,312	100,132
Titan International, Inc.(a)	393	6,610
Watts Water Technologies, Inc. Class A	1,622	100,126

Total Machinery		1,388,570

Marine - 0.2%
International Shipholding Corp.	1,786	40,935

Media - 0.9%
Meredith Corp.(a)	4,878	235,900

Metals & Mining - 4.0%
Compass Minerals International, Inc.(a)	3,713	355,483
Haynes International, Inc.(a)	1,465	82,904
Kaiser Aluminum Corp.	2,314	168,621
Materion Corp.(a)	1,927	71,280
Olympic Steel, Inc.(a)	215	5,321
Synalloy Corp.(a)	1,000	16,420
U.S. Silica Holdings, Inc.	5,941	329,369

Total Metals & Mining		1,029,398

Multiline Retail - 0.2%
Fred’s, Inc. Class A(a)	3,587	54,845

Oil, Gas & Consumable Fuels - 2.0%
Adams Resources & Energy, Inc.	429	33,518
Delek U.S. Holdings, Inc.	8,052	227,308
Panhandle Oil and Gas, Inc. Class A	573	32,105
W&T Offshore, Inc.	14,143	231,521

Total Oil, Gas & Consumable Fuels		524,452

Paper & Forest Products - 1.2%
Deltic Timber Corp.(a)	554	33,473
Neenah Paper, Inc.	2,126	112,997
PH Glatfelter Co.	4,437	117,713
Wausau Paper Corp.(a)	3,351	36,258

Total Paper & Forest Products		300,441

Personal Products - 0.3%
Inter Parfums, Inc.(a)	3,009	88,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

June 30, 2014

Investments	Shares	Value
Professional Services - 1.6%
Barrett Business Services, Inc.(a)	378	$17,766
Corporate Executive Board Co. (The)	2,596	177,099
Exponent, Inc.	661	48,987
Insperity, Inc.(a)	3,358	110,814
Kelly Services, Inc. Class A	1,864	32,005
VSE Corp.	276	19,408

Total Professional Services		406,079

Real Estate Investment Trusts (REITs) - 4.8%
Geo Group, Inc. (The)	9,938	355,085
Getty Realty Corp.(a)	10,245	195,475
National Health Investors, Inc.(a)	7,885	493,285
Potlatch Corp.(a)	4,526	187,376

Total Real Estate Investment Trusts (REITs)		1,231,221

Road & Rail - 2.3%
Celadon Group, Inc.(a)	610	13,005
Con-way, Inc.(a)	3,735	188,281
Heartland Express, Inc.(a)	2,370	50,576
Knight Transportation, Inc.(a)	6,772	160,970
Marten Transport Ltd.(a)	1,094	24,451
Universal Truckload Services, Inc.	1,910	48,438
Werner Enterprises, Inc.(a)	3,753	99,492

Total Road & Rail		585,213

Semiconductors & Semiconductor Equipment - 0.7%
IXYS Corp.(a)	2,144	26,414
Micrel, Inc.(a)	8,223	92,756
Power Integrations, Inc.(a)	1,245	71,637

Total Semiconductors & Semiconductor Equipment		190,807

Software - 1.6%
Blackbaud, Inc.(a)	4,389	156,863
Ebix, Inc.(a)	5,681	81,295
Epiq Systems, Inc.	6,144	86,323
Fair Isaac Corp.(a)	325	20,722
Monotype Imaging Holdings, Inc.	2,193	61,777

Total Software		406,980

Specialty Retail - 3.9%
Aaron’s, Inc.	1,563	55,705
Big 5 Sporting Goods Corp.(a)	3,455	42,393
Cato Corp. (The) Class A(a)	1,267	39,150
Destination Maternity Corp.	2,353	53,578
Finish Line, Inc. (The) Class A	3,732	110,990
Group 1 Automotive, Inc.(a)	1,672	140,966
Haverty Furniture Cos., Inc.(a)	1,509	37,921
Lithia Motors, Inc. Class A	1,220	114,766
Monro Muffler Brake, Inc.	1,844	98,082
Pier 1 Imports, Inc.(a)	7,121	109,735
Sonic Automotive, Inc. Class A(a)	1,212	32,336
Stage Stores, Inc.(a)	5,230	97,749
Stein Mart, Inc.	4,646	64,533
Winmark Corp.(a)	84	5,849

Total Specialty Retail		1,003,753

Technology Hardware, Storage & Peripherals - 0.1%
TransAct Technologies, Inc.	1,241	12,857

Textiles, Apparel & Luxury Goods - 1.8%
Cherokee, Inc.	1,709	25,960
Columbia Sportswear Co.	3,345	276,464
Culp, Inc.(a)	666	11,595
Movado Group, Inc.	987	41,128
Oxford Industries, Inc.	1,066	71,070
R.G. Barry Corp.(a)	1,468	27,819
Superior Uniform Group, Inc.(a)	1,492	24,185

Total Textiles, Apparel & Luxury Goods		478,221

Thrifts & Mortgage Finance - 1.5%
EverBank Financial Corp.(a)	5,765	116,223
OceanFirst Financial Corp.(a)	3,540	58,622
Oritani Financial Corp.(a)	14,328	220,508

Total Thrifts & Mortgage Finance		395,353

Trading Companies & Distributors - 3.2%
Aceto Corp.(a)	1,927	34,956
Applied Industrial Technologies, Inc.	5,281	267,905
GATX Corp.(a)	5,281	353,510
Houston Wire & Cable Co.(a)	3,999	49,628
Kaman Corp.	2,922	124,857

Total Trading Companies & Distributors		830,856

Wireless Telecommunication Services - 0.3%
USA Mobility, Inc.	5,585	86,009

TOTAL COMMON STOCKS (Cost: $24,750,538)		25,847,506

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.2%

United States - 30.2%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $7,824,113)(c)	7,824,113	7,824,113

TOTAL INVESTMENTS IN SECURITIES - 130.0% (Cost: $32,574,651)		33,671,619
Liabilities in Excess of Cash and Other Assets - (30.0)%		(7,776,985)

NET ASSETS - 100.0%		$25,894,634

(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)

At June 30, 2014, the total market value of the Fund’s securities on loan was $7,689,502 and the total market value of the collateral held by the Fund was $7,875,214. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $51,101.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2014

Investments	Shares	Value
COMMON STOCKS - 100.5%

United Kingdom - 100.5%

Aerospace & Defense - 3.0%
BAE Systems PLC	44,789	$331,525
Cobham PLC	10,114	54,007
Meggitt PLC	5,478	47,395
QinetiQ Group PLC	4,250	15,028
Rolls-Royce Holdings PLC*	10,123	185,031
Senior PLC	3,095	14,987
Ultra Electronics Holdings PLC	683	21,780

Total Aerospace & Defense		669,753

Airlines - 0.2%
easyJet PLC	2,376	55,455

Auto Components - 0.3%
GKN PLC	10,823	67,194

Banks - 9.1%
Barclays PLC	116,043	422,229
HSBC Holdings PLC	103,780	1,052,090
Standard Chartered PLC	26,018	531,173

Total Banks		2,005,492

Beverages - 2.8%
Britvic PLC	2,446	30,426
Diageo PLC	18,020	574,942
SABMiller PLC	162	9,385

Total Beverages		614,753

Biotechnology - 0.1%
Abcam PLC	1,261	8,193
Genus PLC	328	6,433

Total Biotechnology		14,626

Building Products - 0.0%
James Halstead PLC	1,763	8,441

Capital Markets - 1.7%
Aberdeen Asset Management PLC	13,290	103,144
ICAP PLC	11,118	72,238
Investec PLC	6,651	61,296
Man Group PLC	25,457	45,791
Schroders PLC	1,321	56,603
Schroders PLC Non-Voting Shares	425	14,011
Tullett Prebon PLC	4,099	18,545

Total Capital Markets		371,628

Chemicals - 0.7%
Alent PLC	1,347	8,434
Croda International PLC	973	36,618
Elementis PLC	2,841	12,644
Essentra PLC	1,034	13,499
Johnson Matthey PLC	1,082	57,352
Synthomer PLC	2,790	11,072
Victrex PLC	521	15,162

Total Chemicals		154,781

Commercial Services & Supplies - 0.9%
Aggreko PLC	427	12,047
Berendsen PLC	1,621	27,135
De La Rue PLC	1,684	23,323
G4S PLC	15,880	69,293
Homeserve PLC	3,860	21,252
Rentokil Initial PLC	12,242	23,318
RPS Group PLC	2,188	10,400
Serco Group PLC	475	2,968

Total Commercial Services & Supplies		189,736

Communications Equipment - 0.1%
Pace PLC	1,126	6,835
Spirent Communications PLC	4,392	7,130

Total Communications Equipment		13,965

Construction & Engineering - 0.4%
Balfour Beatty PLC	8,342	33,305
Carillion PLC	7,695	43,564
Keller Group PLC	594	9,354

Total Construction & Engineering		86,223

Containers & Packaging - 0.5%
DS Smith PLC	7,125	33,722
Rexam PLC	7,384	67,546
RPC Group PLC	1,700	18,240

Total Containers & Packaging		119,508

Distributors - 0.2%
Inchcape PLC	3,813	41,367

Diversified Financial Services - 0.4%
IG Group Holdings PLC	4,061	40,794
London Stock Exchange Group PLC	1,088	37,337

Total Diversified Financial Services		78,131

Diversified Telecommunication Services - 2.2%
BT Group PLC	57,558	378,801
Cable & Wireless Communications PLC	45,222	38,081
Inmarsat PLC	5,119	65,427

Total Diversified Telecommunication Services		482,309

Electrical Equipment - 0.0%
HellermannTyton Group PLC	719	3,828

Electronic Equipment, Instruments & Components - 0.5%
Domino Printing Sciences PLC	1,058	10,854
Electrocomponents PLC	6,530	29,342
Halma PLC	2,096	21,127
Laird PLC	453	2,198
Oxford Instruments PLC	215	4,779
Premier Farnell PLC	5,869	20,442
Renishaw PLC	114	3,230
Spectris PLC	692	26,267

Total Electronic Equipment, Instruments & Components		118,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2014

Investments	Shares	Value
Energy Equipment & Services - 0.4%
AMEC PLC	3,133	$65,087
Hunting PLC	1,185	17,385
John Wood Group PLC	142	1,958

Total Energy Equipment & Services		84,430

Food & Staples Retailing - 2.5%
Tesco PLC	112,906	548,654

Food Products - 3.3%
Associated British Foods PLC	2,613	136,224
Tate & Lyle PLC	3,405	39,852
Unilever PLC	12,363	560,391

Total Food Products		736,467

Health Care Equipment & Supplies - 0.3%
Smith & Nephew PLC	3,953	70,226

Health Care Providers & Services - 0.0%
Al Noor Hospitals Group PLC	131	2,289
NMC Health PLC	294	2,513
Synergy Health PLC	99	2,387

Total Health Care Providers & Services		7,189

Hotels, Restaurants & Leisure - 2.1%
Betfair Group PLC	408	7,144
Carnival PLC	1,552	58,593
Compass Group PLC	12,725	221,277
InterContinental Hotels Group PLC	1,468	60,768
Ladbrokes PLC	6,541	15,691
Millennium & Copthorne Hotels PLC	2,244	22,331
TUI Travel PLC	10,644	72,435

Total Hotels, Restaurants & Leisure		458,239

Household Products - 2.3%
PZ Cussons PLC	2,733	16,192
Reckitt Benckiser Group PLC	5,627	490,687

Total Household Products		506,879

Industrial Conglomerates - 0.3%
Smiths Group PLC	2,515	55,775

Insurance - 5.0%
Amlin PLC	8,349	66,824
Aviva PLC	25,314	220,960
Jardine Lloyd Thompson Group PLC	1,653	29,394
Old Mutual PLC	55,624	188,030
Prudential PLC	18,480	423,729
Standard Life PLC	26,165	167,366

Total Insurance		1,096,303

Internet Software & Services - 0.0%
Telecity Group PLC	632	8,148

IT Services - 0.1%
Computacenter PLC	1,610	16,490

Machinery - 1.0%
Bodycote PLC	1,347	15,834
Fenner PLC	2,188	13,393
IMI PLC	1,294	32,901
Melrose Industries PLC	4,063	18,076
Morgan Advanced Materials PLC	3,500	19,408
Rotork PLC	590	26,935
Spirax-Sarco Engineering PLC	543	25,375
Vesuvius PLC	3,722	29,186
Weir Group PLC (The)	1,049	46,975

Total Machinery		228,083

Media - 1.7%
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	2,433	34,612
Euromoney Institutional Investor PLC	786	14,918
Pearson PLC	8,702	171,705
Reed Elsevier PLC	9,042	145,328

Total Media		366,563

Metals & Mining - 10.3%
African Barrick Gold PLC	2,158	7,590
Anglo American PLC	14,572	356,298
Antofagasta PLC	18,241	237,975
BHP Billiton PLC	23,036	744,238
Evraz PLC	17,412	26,348
Ferrexpo PLC	5,578	12,494
Fresnillo PLC(a)	198	2,952
Rio Tinto PLC	15,629	830,692
Vedanta Resources PLC	2,453	46,514

Total Metals & Mining		2,265,101

Multi-Utilities - 5.4%
Centrica PLC	74,957	400,644
National Grid PLC	55,574	798,195

Total Multi-Utilities		1,198,839

Oil, Gas & Consumable Fuels - 17.2%
BG Group PLC	14,012	295,886
BP PLC	129,978	1,144,328
James Fisher & Sons PLC	103	2,492
Premier Oil PLC	2,818	16,088
Royal Dutch Shell PLC Class A	27,819	1,150,391
Royal Dutch Shell PLC Class B	26,563	1,154,771
Tullow Oil PLC	2,146	31,318

Total Oil, Gas & Consumable Fuels		3,795,274

Paper & Forest Products - 0.3%
Mondi PLC	3,083	55,983

Pharmaceuticals - 9.6%
AstraZeneca PLC	13,812	1,025,071
Dechra Pharmaceuticals PLC	190	2,350
GlaxoSmithKline PLC	40,247	1,076,287
Hikma Pharmaceuticals PLC	616	17,674

Total Pharmaceuticals		2,121,382

Professional Services - 0.4%
Hays PLC	10,469	26,152
Intertek Group PLC	272	12,785
Michael Page International PLC	3,012	22,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2014

Investments	Shares	Value
WS Atkins PLC	844	$19,049

Total Professional Services		80,183

Real Estate Investment Trusts (REITs) - 0.5%
Hammerson PLC	6,286	62,339
Segro PLC	8,178	48,270

Total Real Estate Investment Trusts (REITs)		110,609

Real Estate Management & Development - 0.0%
Savills PLC	650	6,991

Road & Rail - 0.1%
National Express Group PLC	6,103	27,320
Northgate PLC	461	4,134

Total Road & Rail		31,454

Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC	2,265	34,119
CSR PLC	769	7,784

Total Semiconductors & Semiconductor Equipment		41,903

Software - 0.5%
Aveva Group PLC	250	8,712
Fidessa Group PLC	276	10,448
Micro Focus International PLC	1,395	20,704
Sage Group PLC (The)	10,167	66,772

Total Software		106,636

Specialty Retail - 0.5%
Carphone Warehouse Group PLC	1,849	10,199
Kingfisher PLC	17,913	109,956

Total Specialty Retail		120,155

Technology Hardware, Storage & Peripherals - 0.0%
Xaar PLC	243	2,165

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	2,622	66,486
Ted Baker PLC	72	2,230

Total Textiles, Apparel & Luxury Goods		68,716

Tobacco - 7.5%
British American Tobacco PLC	18,356	1,091,605
Imperial Tobacco Group PLC	12,625	567,734

Total Tobacco		1,659,339

Trading Companies & Distributors - 0.5%
Ashtead Group PLC	1,162	17,385
Brammer PLC	749	5,849
Bunzl PLC	2,018	55,967
Diploma PLC	1,006	11,026
SIG PLC	4,777	15,405

Total Trading Companies & Distributors		105,632

Transportation Infrastructure - 0.1%
BBA Aviation PLC	4,646	24,547

Wireless Telecommunication Services - 5.0%
Vodafone Group PLC	331,585	1,105,572

TOTAL COMMON STOCKS (Cost: $20,943,725)		22,179,356

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.14%(b) (Cost: $28,646)(c)	28,646	28,646

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $20,972,371)		22,208,002
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(141,003)

NET ASSETS - 100.0%		$22,066,999

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2014.
(c)	At June 30, 2014, the total market value of the Fund’s securities on loan was $27,268 and the total market value of the collateral held by the Fund was $28,646.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2014, the Trust offered 69 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets Dividend Growth Fund (“Emerging Markets Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree Europe Dividend Growth Fund (“Europe Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Dividend Growth Fund (“Global ex-U.S. Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Hedged Dividend Growth Fund (“International Hedged Dividend Growth Fund”)	May 7, 2014
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund”)	April 8, 2014
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund”)	April 8, 2014
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Growth Fund (“U.S. SmallCap Dividend Growth Fund”)	July 25, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013

Notes to Schedule of Investments (unaudited) (continued)

CONSOLIDATION OF SUBSIDIARIES

The consolidated schedule of investments of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price provided by dealers and pricing services. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair value service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$46,502,249	$—	$—
Rights
Hong Kong	—	7,110	—
Malaysia	4,436	—	—
Exchange-Traded Notes	1,380,361	—	—
Investment of Cash Collateral for Securities Loaned	—	2,580,429	—

Total	$47,887,046	$2,587,539	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Food Products	$1,024,429	$935,586	$—
Other*	53,048,070	—	—
Investment of Cash Collateral for Securities Loaned	—	7,970,763	—

Total	$54,072,499	$8,906,349	$—

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,032,185	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,711,948	—

Total	$18,032,185	$4,711,948	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$20,800,031	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,365,286	—

Total	$20,800,031	$3,365,286	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(21)	—

Total - Net	$20,800,031	$3,365,265	$—

Notes to Schedule of Investments (unaudited) (continued)

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$52,089,820	$84,317	$—
Spain	23,868,531	—	0
Other*	249,277,285	—	—
Rights	—	17,590	—
Exchange-Traded Funds	372,386	—	—
Investment of Cash Collateral for Securities Loaned	—	15,537,974	—

Total	$325,608,022	$15,639,881	$0

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks*	$595,948,940	$—	$—
Rights
Hong Kong	—	22,658	—
Portugal	—	—	1,310
Spain	27,262	—	—
Exchange-Traded Funds	636,668	—	—
Investment of Cash Collateral for Securities Loaned	—	32,492,625	—

Total	$596,612,870	$32,515,283	$1,310

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,176	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,053)	—

Total - Net	$596,612,870	$32,515,406	$1,310

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,204,514,748	$—	$—
Exchange-Traded Funds	2,138,534	—	—
Investment of Cash Collateral for Securities Loaned	—	226,797,997	—

Total	$1,206,653,282	$226,797,997	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$108,921,887	$—	$—
Exchange-Traded Funds	47,666	—	—
Investment of Cash Collateral for Securities Loaned	—	25,628,251	—

Total	$108,969,553	$25,628,251	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Russia	$334,346	$1,371	$—
Other*	19,539,368	—	—
Rights	—	0	—
Exchange-Traded Notes	454,542	—	—
Investment of Cash Collateral for Securities Loaned	—	2,031,758	—

Total	$20,328,256	$2,033,129	$—

Emerging Markets Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$20,426,250	$—	$—
Exchange-Traded Notes	577,268	—	—
Investment of Cash Collateral for Securities Loaned	—	1,860,890	—

Total	$21,003,518	$1,860,890	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	17	—

Total - Net	$21,003,518	$1,860,907	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,908,577,847	$—	$—
Investment of Cash Collateral for Securities Loaned	—	141,759,302	—

Total	$3,908,577,847	$141,759,302	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,872,788,201	$—	$—
Rights	—	2	—
Exchange-Traded Funds & Notes	24,611,707	—	—
Investment of Cash Collateral for Securities Loaned	—	85,139,831	—

Total	$1,897,399,908	$85,139,833	$—

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$890,321,381	$—	$—
Exchange-Traded Funds	815,628	—	—
Investment of Cash Collateral for Securities Loaned	—	116,692,448	—

Total	$891,137,009	$116,692,448	$—

Europe Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,721,447	$—	$—
Investment of Cash Collateral for Securities Loaned	—	16,192	—

Total	$12,721,447	$16,192	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1	—

Total - Net	$12,721,447	$16,193	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,863,982,742	$—	$—
Rights	153,855	—	—
Investment of Cash Collateral for Securities Loaned	—	89,305,117	—

Total	$1,864,136,597	$89,305,117	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	53,474	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7,820,836)	—

Total - Net	$1,864,136,597	$81,537,755	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$40,471,597	$—	$0
Other*	1,687,056,606	—	—
Exchange-Traded Funds	4,038,450	—	—
Investment of Cash Collateral for Securities Loaned	—	97,817,914	—

Total	$1,731,566,653	$97,817,914	$0

Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,443	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,449)	—

Total - Net	$1,731,566,653	$97,819,908	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,063,955	$—	$—
Investment of Cash Collateral for Securities Loaned	—	35,404	—

Total	$11,063,955	$35,404	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	540	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(39,315)	—

Total - Net	$11,063,955	$(3,371)	$—

Notes to Schedule of Investments (unaudited) (continued)

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$122,502,177	$—	$—
Rights
Hong Kong	—	2,447	—
Spain	7,315	—	—
Exchange-Traded Funds	187,046	—	—
Investment of Cash Collateral for Securities Loaned	—	17,345,159	—

Total	$122,696,538	$17,347,606	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(283)	—

Total - Net	$122,696,538	$17,347,323	$—

Global ex-U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$63,264,940	$—	$—
Exchange-Traded Funds & Notes	902,603	—	—
Investment of Cash Collateral for Securities Loaned	—	2,577,999	—

Total	$64,167,543	$2,577,999	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	6	—

Total - Net	$64,167,543	$2,578,005	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$13,289,690	$—	$449,043
Other*	120,168,422	—	—
Exchange-Traded Funds	96,749	—	—
Investment of Cash Collateral for Securities Loaned	—	14,595,124	—

Total	$133,554,861	$14,595,124	$449,043

Unrealized Appreciation on Forward Foreign Currency Contracts	—	701	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,528)	—

Total - Net	$133,554,861	$14,594,297	$449,043

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,892,511	$—	$—
Exchange-Traded Funds & Notes	339,572	—	—
Investment of Cash Collateral for Securities Loaned	—	4,805,036	—

Total	$24,232,083	$4,805,036	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(11)	—

Total - Net	$24,232,083	$4,805,025	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,893,494	$—	$—
Rights	6,725	—	—
Exchange-Traded Funds & Notes	170,650	—	—
Investment of Cash Collateral for Securities Loaned	—	5,831,440	—

Total	$24,070,869	$5,831,440	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9)	—

Total - Net	$24,070,869	$5,831,431	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Personal Products	$9,229,504	$—	$7,829
Other*	1,633,759,687	—	—
Preferred Stocks	236,893	—	—

Total	$1,643,226,084	$—	$7,829

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,894)	—

Total - Net	$1,643,226,084	$(1,894)	$7,829

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$408,962,334	$—	$—
Exchange-Traded Funds	3,697,885	—	—
Investment of Cash Collateral for Securities Loaned	—	9,014,427	—

Total	$412,660,219	$9,014,427	$—

Notes to Schedule of Investments (unaudited) (continued)

International Hedged Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,354,885	$—	$—
Investment of Cash Collateral for Securities Loaned	—	103,061	—

Total	$6,354,885	$103,061	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	5,917	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(70,334)	—

Total - Net	$6,354,885	$38,644	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$349,657,567	$—	$—
Exchange-Traded Funds	525,369	—	—
Investment of Cash Collateral for Securities Loaned	—	10,730,443	—

Total	$350,182,936	$10,730,443	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(87)	—

Total - Net	$350,182,936	$10,730,356	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$148,838,401	$—	$—
Rights
Hong Kong	—	27,781	—
Spain	4,593	—	—
Exchange-Traded Funds	779,355	—	—
Investment of Cash Collateral for Securities Loaned	—	18,818,847	—

Total	$149,622,349	$18,846,628	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$182,093,016	$2,138,312	$—
Spain	5,736,423	—	0
Other*	778,660,933	—	—
Rights
Finland	—	1,841	—
Portugal	—	—	125,304
Exchange-Traded Funds	1,341,466	—	—
Investment of Cash Collateral for Securities Loaned	—	77,603,428	—

Total	$967,831,838	$79,743,581	$125,304

Unrealized Appreciation on Forward Foreign Currency Contracts	—	102	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,697)	—

Total - Net	$967,831,838	$79,741,986	$125,304

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,577,447	$—	$—
Investment of Cash Collateral for Securities Loaned	—	95,420	—

Total	$2,577,447	$95,420	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	12	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,293)	—

Total - Net	$2,577,447	$85,139	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,509,343,947	$—	$—
Investment of Cash Collateral for Securities Loaned	—	801,411,044	—

Total	$10,509,343,947	$801,411,044	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,815,786	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(48,866,457)	—

Total - Net	$10,509,343,947	$761,360,373	$—

Notes to Schedule of Investments (unaudited) (continued)

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,502,189	$—	$—
Investment of Cash Collateral for Securities Loaned	—	117,446	—

Total	$6,502,189	$117,446	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	30	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(26,514)	—

Total - Net	$6,502,189	$90,962	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,625,993	$—	$—
Investment of Cash Collateral for Securities Loaned	—	145,667	—

Total	$2,625,993	$145,667	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	12	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,488)	—

Total - Net	$2,625,993	$135,191	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,913,080	$—	$—
Investment of Cash Collateral for Securities Loaned	—	421,165	—

Total	$19,913,080	$421,165	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	23	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(135,963)	—

Total - Net	$19,913,080	$285,225	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$84,553,973	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,802,043	—

Total	$84,553,973	$5,802,043	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,995	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(340,689)	—

Total - Net	$84,553,973	$5,463,349	$—

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,535,129	$—	$—
Investment of Cash Collateral for Securities Loaned	—	327,026	—

Total	$2,535,129	$327,026	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	12	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,094)	—

Total - Net	$2,535,129	$316,944	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$304,888,640	$—	$—
Exchange-Traded Funds	589,408	—	—
Investment of Cash Collateral for Securities Loaned	—	24,108,074	—

Total	$305,478,048	$24,108,074	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(49)	—

Total - Net	$305,478,048	$24,108,025	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$8,221,395	$—	$—

Total	$8,221,395	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,562	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(82,403)	—

Total - Net	$8,221,395	$(80,841)	$—

Notes to Schedule of Investments (unaudited) (continued)

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,840,125,884	$—	$—
Exchange-Traded Funds	1,161,953	—	—
Investment of Cash Collateral for Securities Loaned	—	64,767,267	—

Total	$1,841,287,837	$64,767,267	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$27,607,957	$—	$—
Exchange-Traded Funds	28,982	—	—
Investment of Cash Collateral for Securities Loaned	—	7,280,485	—

Total	$27,636,939	$7,280,485	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,146,758,688	$—	$—
Exchange-Traded Funds	521,578	—	—
Investment of Cash Collateral for Securities Loaned	—	351,097,633	—

Total	$1,147,280,266	$351,097,633	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$579,476,393	$—	$—
Exchange-Traded Funds	2,415,911	—	—
Investment of Cash Collateral for Securities Loaned	—	176,408,733	—

Total	$581,892,304	$176,408,733	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$55,536,741	$—	$—
Convertible Bonds	—	13,638	—

Total	$55,536,741	$13,638	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,990)	—

Total - Net	$55,536,741	$11,648	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,087,894,666	$—	$—
Exchange-Traded Funds	2,119,077	—	—
Investment of Cash Collateral for Securities Loaned	—	333,163,111	—

Total	$1,090,013,743	$333,163,111	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$460,974,114	$—	$—
Exchange-Traded Funds	1,354,200	—	—
Investment of Cash Collateral for Securities Loaned	—	139,686,460	—

Total	$462,328,314	$139,686,460	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$459,509,178	$—	$—
Exchange-Traded Funds	871,962	—	—
Investment of Cash Collateral for Securities Loaned	—	116,803,512	—

Total	$460,381,140	$116,803,512	$—

Notes to Schedule of Investments (unaudited) (continued)

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$81,124,909	$—	$—
Investment of Cash Collateral for Securities Loaned	—	20,722,438	—

Total	$81,124,909	$20,722,438	$—

U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$118,776,429	$—	$—
Investment of Cash Collateral for Securities Loaned	—	29,222,840	—

Total	$118,776,429	$29,222,840	$—

U.S. SmallCap Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$25,847,506	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,824,113	—

Total	$25,847,506	$7,824,113	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,179,356	$—	$—
Investment of Cash Collateral for Securities Loaned	—	28,646	—

Total	$22,179,356	$28,646	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,166	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(343,222)	—

Total - Net	$22,179,356	$(313,410)	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

During the period ended June 30, 2014, Global ex-U.S. Real Estate Fund transferred $479,917 into Level 3 primarily due to the lack of observable market data. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the period ended June 30, 2014 which are detailed in the tables herein. All of the derivatives instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at June 30, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At June 30, 2014, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended June 30, 2014, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$3,020
Australia Dividend Fund
Foreign exchange contracts	—	5,191
China Dividend ex-Financials Fund
Foreign exchange contracts	—	2,096
Commodity Country Equity Fund
Foreign exchange contracts	215	4,747

Notes to Schedule of Investments (unaudited) (continued)

DEFA Equity Income Fund
Foreign exchange contracts	—	177,662
DEFA Fund
Foreign exchange contracts	169,589	438,997
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	—	1,723
Emerging Markets Dividend Growth Fund
Foreign exchange contracts	—	3,529
Emerging Markets Equity Income Fund
Foreign exchange contracts	692,873	847,327
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	4,430,794	918,191
Europe Dividend Growth Fund[1]
Foreign exchange contracts	—	4,766
Europe Hedged Equity Fund
Foreign exchange contracts	1,100,825,189	2,518,191,391
Europe SmallCap Dividend Fund
Foreign exchange contracts	1,909,976	1,061,800
Germany Hedged Equity Fund
Foreign exchange contracts	7,547,142	17,509,051
Global Equity Income Fund
Foreign exchange contracts	—	53,880
Global ex-U.S. Dividend Growth Fund
Foreign exchange contracts	—	11,477
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	595,745	194,383
Global ex-U.S. Utilities Fund
Foreign exchange contracts	3,973	17,087
Global Natural Resources Fund
Foreign exchange contracts	—	2,037
India Earnings Fund (consolidated)
Foreign exchange contracts	3,053,575	61,621
International Dividend ex-Financials Fund
Foreign exchange contracts	—	297,909
International Hedged Dividend Growth Fund[1]
Foreign exchange contracts	4,368,706	8,538,392
International MidCap Dividend Fund
Foreign exchange contracts	—	41,050
International LargeCap Dividend Fund
Foreign exchange contracts	68,117	31,707
International SmallCap Dividend Fund
Foreign exchange contracts	448,826	225,375
Japan Hedged Capital Goods Fund[2]
Foreign exchange contracts	1,604,316	4,102,668
Japan Hedged Equity Fund
Foreign exchange contracts	8,521,226,279	19,305,558,118

Notes to Schedule of Investments (unaudited) (continued)

Japan Hedged Financials Fund[2]
Foreign exchange contracts	3,579,580	8,172,581
Japan Hedged Health Care Fund[2]
Foreign exchange contracts	1,622,611	4,149,113
Japan Hedged Real Estate Fund[2]
Foreign exchange contracts	7,146,336	15,405,163
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	58,919,863	137,531,278
Japan Hedged Tech, Media and Telecom Fund[2]
Foreign exchange contracts	1,585,144	4,054,731
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	76,010
Korea Hedged Equity Fund
Foreign exchange contracts	6,128,981	14,195,192
Middle East Dividend Fund
Foreign exchange contracts	64,990	814,222
United Kingdom Hedged Equity Fund
Foreign exchange contracts	14,272,875	32,523,275

[1]	For the period May 7, 2014 (commencement of operations) through June 30, 2014.
[2]	For the period April 8, 2014 (commencement of operations) through June 30, 2014.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Europe Hedged Equity Fund, Germany Hedged Equity Fund, International Hedged Dividend Growth Fund, Japan Hedged Capital Goods Fund, Japan Hedged Equity Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and the United Kingdom Hedged Equity Fund do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Notes to Schedule of Investments (unaudited) (continued)

The following Forward Contracts were open at June 30, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Commodity Country Equity Fund
	7/2/2014	AUD	13,000	USD	12,249	$(21)

						$(21)

DEFA Fund
	7/1/2014	JPY	27,817,370	USD	274,214	$(376)
	7/1/2014	USD	37,316	EUR	27,376	166
	7/2/2014	EUR	49,733	USD	67,792	(301)
	7/2/2014	JPY	3,315,336	USD	32,705	(21)
	7/2/2014	SGD	66,845	USD	53,511	(108)
	7/2/2014	SGD	770	USD	616	(1)
	7/2/2014	USD	75,475	CHF	67,316	433
	7/2/2014	USD	86,671	EUR	63,584	384
	7/2/2014	USD	80,049	JPY	8,114,620	51
	7/2/2014	USD	45,078	NZD	51,337	(129)
	7/2/2014	USD	67,211	SGD	83,959	136
	7/3/2014	EUR	34,340	USD	47,015	(2)
	7/3/2014	JPY	5,374,165	USD	53,036	(13)
	7/3/2014	SGD	79,150	USD	63,401	(89)
	7/3/2014	SGD	11,755	USD	9,416	(13)
	7/3/2014	USD	4,659	NZD	5,328	6

						$123

Emerging Markets Dividend Growth Fund
	7/2/2014	ZAR	150,000	USD	14,117	$17

						$17

Europe Dividend Growth Fund
	7/1/2014	EUR	3,000	USD	4,108	$—
	7/1/2014	GBP	1,300	USD	2,223	1

						$1

Europe Hedged Equity Fund
	7/3/2014	EUR	329,807,368	USD	450,006,983	$(1,550,575)
	7/3/2014	EUR	17,524,459	USD	23,911,301	(82,408)
	7/3/2014	EUR	39,757,665	USD	54,247,346	(187,078)
	7/3/2014	EUR	162,195,954	USD	221,308,269	(763,206)
	7/3/2014	EUR	274,259,168	USD	374,215,390	(1,288,046)
	7/3/2014	EUR	299,747,206	USD	408,990,075	(1,410,447)
	7/3/2014	EUR	21,750,303	USD	29,626,653	(152,893)
	7/3/2014	EUR	69,595,859	USD	94,757,546	(530,004)
	7/3/2014	EUR	47,785,761	USD	64,955,233	(470,903)
	7/3/2014	EUR	21,794,306	USD	29,521,695	(318,098)
	7/3/2014	EUR	13,122,439	USD	17,759,253	(207,406)
	7/3/2014	EUR	10,945,467	USD	14,833,702	(152,344)
	7/3/2014	EUR	13,138,929	USD	17,831,366	(157,870)
	7/3/2014	EUR	17,385,563	USD	23,602,014	(201,524)
	7/3/2014	EUR	32,692,661	USD	44,451,132	(310,203)
	7/3/2014	USD	6,466,424	EUR	4,758,499	48,701
	7/3/2014	USD	93,564,602	EUR	68,337,230	(310)
	7/3/2014	USD	467,824,720	EUR	341,686,152	(3,261)
	7/3/2014	USD	280,691,757	EUR	205,011,691	1,119
	7/3/2014	USD	449,106,811	EUR	328,018,706	1,790
	7/3/2014	USD	112,277,197	EUR	82,004,678	(45)
	7/3/2014	USD	467,819,595	EUR	341,686,152	1,864
	8/5/2014	EUR	68,083,215	USD	93,227,027	(1,054)
	8/5/2014	EUR	340,416,075	USD	466,130,029	(10,375)
	8/5/2014	EUR	204,249,645	USD	279,679,652	(4,591)
	8/5/2014	EUR	326,799,432	USD	447,489,730	(5,058)
	8/5/2014	EUR	81,699,860	USD	111,871,618	(2,081)
	8/5/2014	EUR	340,416,075	USD	466,129,349	(11,056)

						$(7,767,362)

Europe SmallCap Dividend Fund
	7/1/2014	NOK	688,769	CHF	100,000	$520
	7/1/2014	NOK	6,270,150	EUR	750,000	5,050
	7/1/2014	NOK	480,494	GBP	46,000	350
	7/1/2014	SEK	6,890,880	EUR	750,000	(3,881)
	7/2/2014	CHF	2,300,000	EUR	1,894,017	(401)
	7/2/2014	GBP	400,000	EUR	499,819	388
	7/2/2014	NOK	3,300,000	EUR	392,885	135
	7/2/2014	SEK	5,500,000	DKK	4,478,827	(167)

						$1,994

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Germany Hedged Equity Fund
	7/2/2014	EUR	28,751	USD	39,360	$(4)
	7/3/2014	EUR	2,439,031	USD	3,327,958	(11,455)
	7/3/2014	EUR	2,367,301	USD	3,230,064	(11,139)
	7/3/2014	EUR	2,367,297	USD	3,230,058	(11,139)
	7/3/2014	EUR	1,027,947	USD	1,402,031	(5,388)
	7/3/2014	USD	68,795	EUR	50,609	496
	7/3/2014	USD	3,682,766	EUR	2,689,819	14
	7/3/2014	USD	3,794,364	EUR	2,771,328	15
	7/3/2014	USD	3,682,767	EUR	2,689,820	15
	8/5/2014	EUR	2,674,479	USD	3,662,172	(60)
	8/5/2014	EUR	2,755,523	USD	3,773,165	(43)
	8/5/2014	EUR	2,674,480	USD	3,662,147	(87)

						$(38,775)

Global Equity Income Fund
	7/2/2014	AUD	74,565	USD	70,177	$(201)
	7/2/2014	CAD	8,635	USD	8,096	(11)
	7/2/2014	EUR	14,820	USD	20,220	(71)

						$(283)

Global ex-U.S. Dividend Growth Fund
	7/2/2014	JPY	2,244,345	USD	22,160	$6

						$6

Global ex-U.S. Real Estate Fund
	7/2/2014	AUD	56,345	CHF	47,129	$(36)
	7/2/2014	AUD	112,623	EUR	77,582	(78)
	7/2/2014	AUD	51,375	GBP	28,321	(66)
	7/2/2014	AUD	286,464	HKD	2,092,647	(372)
	7/2/2014	AUD	98,175	JPY	9,376,809	(102)
	7/2/2014	AUD	144,415	MXN	1,765,764	(196)
	7/2/2014	AUD	57,283	SGD	67,332	(56)
	7/2/2014	AUD	278,891	USD	263,000	(232)
	7/2/2014	USD	279,358	BRL	617,103	621
	7/3/2014	AUD	284,905	CAD	286,513	80
	7/3/2014	AUD	176,482	USD	166,292	(281)
	7/4/2014	AUD	57,063	ZAR	571,827	(109)

						$(827)

Global ex-U.S. Utilities Fund
	7/2/2014	CAD	6,916	USD	6,482	$(11)
	7/2/2014	HKD	128,852	USD	16,625	—

						$(11)

Global Natural Resources Fund
	7/2/2014	CAD	8,686	USD	8,146	$(9)

						$(9)

India Earnings Fund (consolidated)
	7/1/2014	USD	4,555,467	INR	273,874,681	$(1,894)

						$(1,894)

International Hedged Dividend Growth Fund
	7/3/2014	AUD	134,798	USD	125,195	$(1,850)
	7/3/2014	AUD	134,799	USD	125,197	(1,849)
	7/3/2014	AUD	138,883	USD	128,987	(1,907)
	7/3/2014	AUD	609,447	USD	569,698	(4,695)
	7/3/2014	CHF	123,499	USD	138,190	(1,067)
	7/3/2014	CHF	123,500	USD	138,191	(1,067)
	7/3/2014	CHF	127,241	USD	142,378	(1,098)
	7/3/2014	CHF	565,179	USD	628,467	(8,827)
	7/3/2014	DKK	34,324	USD	6,277	(26)
	7/3/2014	DKK	34,326	USD	6,277	(26)
	7/3/2014	DKK	35,364	USD	6,467	(27)
	7/3/2014	DKK	159,953	USD	29,041	(331)
	7/3/2014	EUR	159,250	USD	217,290	(732)
	7/3/2014	EUR	159,251	USD	217,290	(733)
	7/3/2014	EUR	164,075	USD	223,872	(755)
	7/3/2014	EUR	736,702	USD	997,907	(10,678)
	7/3/2014	GBP	101,613	USD	170,402	(3,401)

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/3/2014	GBP	101,615	USD	170,405	(3,401)
	7/3/2014	GBP	104,693	USD	175,565	(3,506)
	7/3/2014	GBP	459,660	USD	770,333	(15,887)
	7/3/2014	ILS	61,235	USD	17,626	(228)
	7/3/2014	ILS	61,236	USD	17,627	(227)
	7/3/2014	ILS	63,090	USD	18,160	(234)
	7/3/2014	ILS	279,552	USD	80,726	(780)
	7/3/2014	JPY	5,930,368	USD	58,297	(257)
	7/3/2014	JPY	5,930,370	USD	58,297	(257)
	7/3/2014	JPY	6,110,077	USD	60,063	(266)
	7/3/2014	JPY	27,402,632	USD	267,625	(2,940)
	7/3/2014	NOK	130,650	USD	21,845	537
	7/3/2014	NOK	130,651	USD	21,846	538
	7/3/2014	NOK	134,609	USD	22,507	553
	7/3/2014	NOK	581,206	USD	97,195	2,406
	7/3/2014	NZD	541	USD	458	(15)
	7/3/2014	NZD	543	USD	460	(15)
	7/3/2014	NZD	558	USD	473	(16)
	7/3/2014	NZD	2,495	USD	2,119	(65)
	7/3/2014	SEK	366,681	USD	54,863	41
	7/3/2014	SEK	366,683	USD	54,864	42
	7/3/2014	SEK	377,793	USD	56,525	41
	7/3/2014	SEK	1,678,869	USD	250,571	(434)
	7/3/2014	SGD	13,452	USD	10,730	(60)
	7/3/2014	SGD	13,453	USD	10,731	(60)
	7/3/2014	SGD	13,860	USD	11,055	(62)
	7/3/2014	SGD	60,539	USD	48,445	(117)
	7/3/2014	USD	326,638	AUD	346,095	(449)
	7/3/2014	USD	317,032	AUD	335,916	(437)
	7/3/2014	USD	317,031	AUD	335,916	(436)
	7/3/2014	USD	349,584	CHF	310,008	(20)
	7/3/2014	USD	360,176	CHF	319,402	(20)
	7/3/2014	USD	349,584	CHF	310,009	(20)
	7/3/2014	USD	16,482	DKK	89,748	(2)
	7/3/2014	USD	15,998	DKK	87,109	(2)
	7/3/2014	USD	15,998	DKK	87,110	(2)
	7/3/2014	USD	567,589	EUR	414,554	(42)
	7/3/2014	USD	550,897	EUR	402,362	(41)
	7/3/2014	USD	550,894	EUR	402,362	(39)
	7/3/2014	USD	446,228	GBP	260,977	157
	7/3/2014	USD	433,106	GBP	253,302	152
	7/3/2014	USD	433,105	GBP	253,302	152
	7/3/2014	USD	44,765	ILS	153,487	(14)
	7/3/2014	USD	46,121	ILS	158,138	(14)
	7/3/2014	USD	44,765	ILS	153,488	(14)
	7/3/2014	USD	152,284	JPY	15,426,971	37
	7/3/2014	USD	147,805	JPY	14,973,238	36
	7/3/2014	USD	147,804	JPY	14,973,238	38
	7/3/2014	USD	54,138	NOK	332,219	44
	7/3/2014	USD	52,546	NOK	322,448	42
	7/3/2014	USD	52,546	NOK	322,449	42
	7/3/2014	USD	1,231	NZD	1,406	—
	7/3/2014	USD	1,195	NZD	1,365	—
	7/3/2014	USD	1,196	NZD	1,366	—
	7/3/2014	USD	141,891	SEK	948,608	(66)
	7/3/2014	USD	137,719	SEK	920,709	(65)
	7/3/2014	USD	137,718	SEK	920,709	(65)
	7/3/2014	USD	27,628	SGD	34,443	—
	7/3/2014	USD	26,817	SGD	33,430	(1)
	7/3/2014	USD	26,817	SGD	33,431	—
	8/5/2014	DKK	286,792	USD	52,678	5
	8/5/2014	DKK	278,358	USD	51,128	5
	8/5/2014	DKK	278,358	USD	51,128	4
	8/5/2014	EUR	521,566	USD	714,190	49
	8/5/2014	EUR	506,226	USD	693,184	47
	8/5/2014	EUR	506,227	USD	693,173	35
	8/5/2014	GBP	250,531	USD	428,258	(150)
	8/5/2014	GBP	243,163	USD	415,663	(146)
	8/5/2014	GBP	243,164	USD	415,664	(146)
	8/5/2014	JPY	17,665,348	USD	174,422	(44)
	8/5/2014	JPY	17,145,780	USD	169,292	(42)
	8/5/2014	JPY	17,145,780	USD	169,288	(47)
	8/5/2014	NOK	287,085	USD	46,726	(38)
	8/5/2014	NOK	278,641	USD	45,351	(37)
	8/5/2014	NOK	278,642	USD	45,351	(38)
	8/5/2014	NZD	4,148	USD	3,621	1
	8/5/2014	NZD	4,026	USD	3,514	1
	8/5/2014	NZD	4,026	USD	3,514	1

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/5/2014	SEK	558,706	USD	83,537	39
	8/5/2014	SEK	542,273	USD	81,080	37
	8/5/2014	SEK	542,274	USD	81,080	37
	8/5/2014	SGD	53,112	USD	42,604	—
	8/5/2014	SGD	51,551	USD	41,353	1
	8/5/2014	SGD	51,551	USD	41,351	(1)
	8/6/2014	AUD	199,144	USD	187,493	257
	8/6/2014	AUD	193,287	USD	181,978	249
	8/6/2014	AUD	193,287	USD	181,977	248
	8/6/2014	CHF	236,834	USD	267,140	13
	8/6/2014	CHF	229,868	USD	259,283	12
	8/6/2014	CHF	229,869	USD	259,284	12
	8/6/2014	ILS	30,416	USD	8,868	2
	8/6/2014	ILS	29,522	USD	8,607	2
	8/6/2014	ILS	29,523	USD	8,607	2

						$(64,417)

International LargeCap Dividend Fund
	7/2/2014	AUD	120,000	USD	113,184	$(78)
	7/2/2014	ILS	12,968	USD	3,776	(6)
	7/2/2014	JPY	1,000,000	USD	9,868	(3)

						$(87)

International SmallCap Dividend Fund
	7/1/2014	AUD	240,666	USD	226,526	$(627)
	7/1/2014	SGD	597,657	USD	478,412	(999)
	7/2/2014	JPY	24,042,607	CHF	210,422	(47)
	7/2/2014	JPY	11,790,295	DKK	633,645	(16)
	7/2/2014	JPY	20,877,859	SGD	256,914	(6)
	7/2/2014	USD	327,376	HKD	2,537,263	(2)
	7/3/2014	JPY	9,080,050	AUD	95,051	83
	7/3/2014	NOK	244,253	NZD	45,478	14
	7/3/2014	SEK	1,314,057	USD	196,562	5

						$(1,595)

Japan Hedged Capital Goods Fund
	7/2/2014	JPY	111,435	USD	1,100	$—
	7/3/2014	JPY	84,395,444	USD	829,617	(3,472)
	7/3/2014	JPY	81,913,237	USD	805,219	(3,367)
	7/3/2014	JPY	81,913,216	USD	805,218	(3,368)
	7/3/2014	USD	805,219	JPY	81,571,502	(6)
	7/3/2014	USD	829,617	JPY	84,044,350	6
	7/3/2014	USD	805,218	JPY	81,572,609	6
	8/5/2014	JPY	85,358,934	USD	842,789	(21)
	8/5/2014	JPY	87,946,560	USD	868,325	(34)
	8/5/2014	JPY	85,359,456	USD	842,790	(25)

						$(10,281)

Japan Hedged Equity Fund
	7/2/2014	JPY	304,020,000	USD	3,000,000	$(1,036)
	7/3/2014	JPY	117,674,116,421	USD	1,156,351,223	(5,240,080)
	7/3/2014	JPY	111,662,706,667	USD	1,097,060,984	(5,190,156)
	7/3/2014	JPY	70,813,398,247	USD	696,003,340	(3,013,827)
	7/3/2014	JPY	100,271,843,534	USD	985,642,184	(4,166,832)
	7/3/2014	JPY	110,276,841,900	USD	1,084,052,257	(4,518,657)
	7/3/2014	JPY	107,250,516,134	USD	1,054,285,008	(4,412,271)
	7/3/2014	JPY	701,269,820	USD	6,893,686	(28,728)
	7/3/2014	JPY	12,833,764,149	USD	126,159,498	(525,871)
	7/3/2014	JPY	114,935,417,319	USD	1,129,847,358	(4,709,545)
	7/3/2014	JPY	94,983,156,237	USD	933,467,871	(4,135,160)
	7/3/2014	JPY	12,833,764,148	USD	126,157,637	(527,731)
	7/3/2014	JPY	112,783,133,762	USD	1,108,395,620	(4,915,542)
	7/3/2014	JPY	111,952,962,122	USD	1,100,783,282	(4,333,044)
	7/3/2014	JPY	1,935,204,058	USD	18,944,859	(158,036)
	7/3/2014	JPY	1,689,062,932	USD	16,661,698	(11,475)
	7/3/2014	JPY	4,061,200,500	USD	40,075,000	(13,846)
	7/3/2014	USD	204,695,780	JPY	20,973,047,761	2,334,539
	7/3/2014	USD	227,940,241	JPY	23,374,132,037	2,791,795
	7/3/2014	USD	47,595,626	JPY	4,873,411,296	511,064
	7/3/2014	USD	16,714,176	JPY	1,703,199,644	98,543
	7/3/2014	USD	11,849,096	JPY	1,209,561,646	90,796
	7/3/2014	USD	2,370,193	JPY	242,090,537	19,545

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/3/2014	USD	100,684,260	JPY	10,224,496,702	244,362
	7/3/2014	USD	989,967,652	JPY	100,271,843,534	(158,636)
	7/3/2014	USD	684,552,946	JPY	69,347,609,352	(4,955)
	7/3/2014	USD	1,102,297,203	JPY	111,662,706,667	(46,063)
	7/3/2014	USD	1,058,689,266	JPY	107,250,516,134	8,012
	7/3/2014	USD	700,464,612	JPY	70,960,567,550	5,301
	7/3/2014	USD	1,113,577,545	JPY	112,783,133,762	(266,383)
	7/3/2014	USD	1,161,639,846	JPY	117,674,116,421	(48,543)
	7/3/2014	USD	1,087,770,243	JPY	110,276,841,900	800,671
	7/3/2014	USD	1,064,543,053	JPY	107,816,920,385	(254,653)
	7/3/2014	USD	1,103,854,882	JPY	111,952,962,122	1,261,444
	8/5/2014	JPY	100,271,843,534	USD	990,197,389	141,900
	8/5/2014	JPY	3,131,272,581	USD	30,916,530	(759)
	8/5/2014	JPY	69,347,609,352	USD	684,701,642	(16,808)
	8/5/2014	JPY	20,134,601,771	USD	198,798,416	(4,880)
	8/5/2014	JPY	111,662,706,667	USD	1,102,547,535	21,923
	8/5/2014	JPY	107,250,516,134	USD	1,058,919,228	(41,678)
	8/5/2014	JPY	112,783,133,762	USD	1,113,835,988	247,600
	8/5/2014	JPY	70,960,567,550	USD	700,630,597	(13,740)
	8/5/2014	JPY	20,134,601,770	USD	198,799,397	(3,899)
	8/5/2014	JPY	117,674,116,421	USD	1,161,897,918	17,367
	8/5/2014	JPY	110,276,841,900	USD	1,088,024,598	(817,382)
	8/5/2014	JPY	107,816,920,385	USD	1,064,774,343	220,924
	8/5/2014	JPY	111,952,962,122	USD	1,104,105,271	(1,286,241)

						$(40,050,671)

Japan Hedged Financials Fund
	7/3/2014	JPY	84,194,327	USD	827,640	$(3,464)
	7/3/2014	JPY	205,240,107	USD	2,017,540	(8,438)
	7/3/2014	JPY	123,519,958	USD	1,214,237	(5,060)
	7/3/2014	JPY	81,717,898	USD	803,298	(3,360)
	7/3/2014	JPY	123,642,172	USD	1,214,500	(6,003)
	7/3/2014	USD	2,017,540	JPY	204,383,863	(15)
	7/3/2014	USD	827,640	JPY	83,844,070	6
	7/3/2014	USD	1,214,237	JPY	123,008,279	9
	7/3/2014	USD	2,017,798	JPY	204,413,026	15
	8/5/2014	JPY	215,740,330	USD	2,130,106	(52)
	8/5/2014	JPY	88,502,807	USD	873,817	(34)
	8/5/2014	JPY	129,840,824	USD	1,281,986	(25)
	8/5/2014	JPY	215,768,944	USD	2,130,378	(63)

						$(26,484)

Japan Hedged Health Care Fund
	7/3/2014	JPY	83,471,811	USD	820,540	$(3,431)
	7/3/2014	JPY	86,001,325	USD	845,403	(3,538)
	7/3/2014	JPY	83,471,994	USD	820,541	(3,432)
	7/3/2014	USD	820,540	JPY	83,123,573	(6)
	7/3/2014	USD	845,403	JPY	85,643,550	6
	7/3/2014	USD	820,541	JPY	83,124,906	6
	8/5/2014	JPY	86,666,275	USD	855,697	(21)
	8/5/2014	JPY	89,293,624	USD	881,625	(35)
	8/5/2014	JPY	86,666,906	USD	855,699	(25)

						$(10,476)

Japan Hedged Real Estate Fund
	7/3/2014	JPY	85,074,839	USD	836,298	$(3,498)
	7/3/2014	JPY	87,652,984	USD	861,639	(3,606)
	7/3/2014	JPY	85,075,024	USD	836,299	(3,498)
	7/3/2014	JPY	1,557,097,170	USD	15,246,660	(123,844)
	7/3/2014	JPY	128,800,988	USD	1,270,555	(873)
	7/3/2014	USD	861,639	JPY	87,288,338	7
	7/3/2014	USD	15,246,660	JPY	1,544,543,070	(80)
	7/3/2014	USD	836,298	JPY	84,719,914	(6)
	7/3/2014	USD	1,270,555	JPY	128,713,574	10
	7/3/2014	USD	836,299	JPY	84,721,270	6
	8/5/2014	JPY	499,888,323	USD	4,935,560	(194)
	8/5/2014	JPY	499,880,920	USD	4,935,560	(121)
	8/5/2014	JPY	499,878,756	USD	4,935,563	(97)
	8/5/2014	JPY	499,883,387	USD	4,935,560	(146)

						$(135,940)

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged SmallCap Equity Fund
	7/2/2014	JPY	4,073,868	USD	40,200	$(14)
	7/3/2014	JPY	1,963,176,155	USD	19,298,591	(80,423)
	7/3/2014	JPY	2,543,850,531	USD	25,006,419	(104,580)
	7/3/2014	JPY	2,548,739,987	USD	25,054,459	(104,806)
	7/3/2014	JPY	1,178,116,635	USD	11,581,046	(48,445)
	7/3/2014	JPY	34,658,280	USD	342,000	(118)
	7/3/2014	USD	632,948	JPY	64,275,897	1,536
	7/3/2014	USD	20,161,217	JPY	2,042,401,852	(146)
	7/3/2014	USD	20,160,918	JPY	2,042,401,852	153
	7/3/2014	USD	20,160,918	JPY	2,042,401,852	153
	7/3/2014	USD	20,160,919	JPY	2,042,401,855	153
	8/5/2014	JPY	2,118,066,553	USD	20,912,670	(513)
	8/5/2014	JPY	2,118,066,553	USD	20,912,773	(410)
	8/5/2014	JPY	2,118,066,553	USD	20,912,566	(617)
	8/5/2014	JPY	2,118,066,554	USD	20,912,566	(617)

						$(338,694)

Japan Hedged Tech, Media and Telecom Fund
	7/3/2014	JPY	80,408,389	USD	790,437	$(3,295)
	7/3/2014	JPY	82,846,123	USD	814,387	(3,408)
	7/3/2014	JPY	80,409,575	USD	790,437	(3,307)
	7/3/2014	USD	790,437	JPY	80,074,034	(6)
	7/3/2014	USD	814,387	JPY	82,501,475	6
	7/3/2014	USD	790,437	JPY	80,075,220	6
	8/5/2014	JPY	83,988,494	USD	829,258	(20)
	8/5/2014	JPY	86,534,574	USD	854,384	(34)
	8/5/2014	JPY	83,989,010	USD	829,259	(24)

						$(10,082)

Japan SmallCap Dividend Fund
	7/2/2014	JPY	14,390,280	USD	142,000	$(49)

						$(49)

Korea Hedged Equity Fund
	7/3/2014	KRW	2,802,153,315	USD	2,742,235	$(26,605)
	7/3/2014	KRW	2,719,737,042	USD	2,661,634	(25,770)
	7/3/2014	KRW	2,719,737,044	USD	2,659,499	(27,904)
	7/3/2014	USD	20,571	KRW	20,920,378	101
	7/3/2014	USD	2,667,342	KRW	2,698,816,664	(610)
	7/3/2014	USD	2,688,284	KRW	2,719,737,044	(881)
	7/3/2014	USD	2,769,473	KRW	2,802,153,315	(633)
	8/5/2014	KRW	2,695,456,735	USD	2,660,498	393
	8/5/2014	KRW	2,798,664,736	USD	2,762,367	408
	8/5/2014	KRW	2,716,351,071	USD	2,681,386	660

						$(80,841)

Middle East Dividend Fund
	7/1/2014	MAD	1,397,349	USD	169,853	$(771)
	7/1/2014	OMR	34,832	USD	90,473	—
	7/1/2014	QAR	2,492,607	USD	684,575	(94)
	7/2/2014	EGP	91,505	USD	12,734	(64)
	7/2/2014	EGP	426,302	USD	59,325	(297)
	7/2/2014	EGP	209,466	USD	29,150	(146)
	7/2/2014	EGP	220,101	USD	30,630	(154)
	7/2/2014	EGP	642,420	USD	89,400	(448)
	7/2/2014	EGP	22,874	USD	3,183	(16)

						$(1,990)

United Kingdom Hedged Equity Fund
	7/3/2014	GBP	825,412	USD	1,384,190	$(27,130)
	7/3/2014	GBP	3,135,246	USD	5,257,713	(103,043)
	7/3/2014	GBP	3,238,463	USD	5,430,744	(106,496)
	7/3/2014	GBP	3,238,471	USD	5,430,851	(106,403)
	7/3/2014	GBP	132,357	USD	226,368	58
	7/3/2014	USD	200,285	GBP	117,775	1,091
	7/3/2014	USD	5,999,379	GBP	3,508,737	(14)
	7/3/2014	USD	5,822,920	GBP	3,405,539	(7)
	7/3/2014	USD	5,822,964	GBP	3,405,541	(48)
	8/5/2014	GBP	3,137,047	USD	5,362,478	(6)
	8/5/2014	GBP	3,380,184	USD	5,778,053	(50)
	8/5/2014	GBP	3,280,767	USD	5,608,133	(25)
	8/5/2014	GBP	3,280,769	USD	5,608,179	17

						$(342,056)

Notes to Schedule of Investments (unaudited) (continued)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

ILS - Israeli New shekel

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MAD - Moroccan dirham

MXN - Mexican peso

NOK - Norwegian krone

NZD - New Zealand dollar

OMR - Omani rial

QAR - Qatari riyal

SEK - Swedish krona

SGD - Singapore dollar

USD - U.S. dollar

ZAR - South African rand

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$46,026,313	$7,444,848	$(2,996,576)	$4,448,272
Australia Dividend Fund	57,268,937	9,093,893	(3,383,982)	5,709,911
China Dividend ex-Financials Fund	23,322,109	2,186,695	(2,764,671)	(577,976)
Commodity Country Equity Fund	22,879,344	3,040,969	(1,754,996)	1,285,973
DEFA Equity Income Fund	287,331,982	60,936,515	(7,020,594)	53,915,921
DEFA Fund	509,096,758	125,908,782	(5,876,077)	120,032,705
Dividend ex-Financials Fund	1,251,933,024	215,857,570	(34,339,315)	181,518,255
Earnings 500 Fund	107,680,953	27,759,349	(842,498)	26,916,851
Emerging Markets Consumer Growth Fund	21,419,271	1,639,463	(697,349)	942,114
Emerging Markets Dividend Growth Fund	21,504,076	2,030,206	(669,874)	1,360,332
Emerging Markets Equity Income Fund	3,955,499,020	406,877,915	(312,039,786)	94,838,129
Emerging Markets SmallCap Dividend Fund	1,799,005,379	313,038,985	(129,504,623)	183,534,362
Equity Income Fund	872,681,540	149,673,525	(14,525,608)	135,147,917
Europe Dividend Growth Fund	12,597,225	230,973	(90,559)	140,414
Europe Hedged Equity Fund	1,845,701,674	121,369,409	(13,629,369)	107,740,040
Europe SmallCap Dividend Fund	1,797,191,471	69,391,312	(37,198,216)	32,193,096

Notes to Schedule of Investments (unaudited) (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Germany Hedged Equity Fund	10,502,858	722,918	(126,417)	596,501
Global Equity Income Fund	114,535,293	27,568,302	(2,059,451)	25,508,851
Global ex-U.S. Dividend Growth Fund	58,503,958	9,811,182	(1,569,598)	8,241,584
Global ex-U.S. Real Estate Fund	142,940,839	18,721,019	(13,062,830)	5,658,189
Global ex-U.S. Utilities Fund	27,976,579	3,799,086	(2,738,546)	1,060,540
Global Natural Resources Fund	30,814,821	2,117,515	(3,030,027)	(912,512)
India Earnings Fund (consolidated)	1,273,713,787	420,508,491	(50,988,365)	369,520,126
International Dividend ex-Financials Fund	372,089,907	54,935,238	(5,350,499)	49,584,739
International Hedged Dividend Growth Fund	6,443,340	72,257	(57,651)	14,606
International LargeCap Dividend Fund	297,430,807	68,914,138	(5,431,566)	63,482,572
International MidCap Dividend Fund	136,524,417	33,433,137	(1,488,577)	31,944,560
International SmallCap Dividend Fund	907,147,155	154,826,622	(14,273,054)	140,553,568
Japan Hedged Capital Goods Fund	2,525,669	162,483	(15,285)	147,198
Japan Hedged Equity Fund	10,867,461,572	800,310,302	(357,016,883)	443,293,419
Japan Hedged Financials Fund	6,212,741	409,651	(2,757)	406,894
Japan Hedged Health Care Fund	2,586,894	205,659	(20,893)	184,766
Japan Hedged Real Estate Fund	19,667,287	674,748	(7,790)	666,958
Japan Hedged SmallCap Equity Fund	85,251,575	6,410,987	(1,306,546)	5,104,441
Japan Hedged Tech, Media and Telecom Fund	2,739,314	152,076	(29,235)	122,841
Japan SmallCap Dividend Fund	291,031,411	44,743,386	(6,188,675)	38,554,711
Korea Hedged Equity Fund	7,706,615	738,479	(223,699)	514,780
LargeCap Dividend Fund	1,547,792,495	375,910,145	(17,647,536)	358,262,609
LargeCap Value Fund	31,216,713	3,802,165	(101,454)	3,700,711
MidCap Dividend Fund	1,293,548,464	226,583,955	(21,754,520)	204,829,435
MidCap Earnings Fund	661,861,329	106,622,385	(10,182,677)	96,439,708
Middle East Dividend Fund	50,843,352	7,008,102	(2,301,075)	4,707,027
SmallCap Dividend Fund	1,277,797,794	176,629,155	(31,250,095)	145,379,060
SmallCap Earnings Fund	556,058,060	65,367,709	(19,410,995)	45,956,714
Total Dividend Fund	459,326,753	122,801,574	(4,943,675)	117,857,899
Total Earnings Fund	80,039,497	22,524,487	(716,637)	21,807,850
U.S. Dividend Growth Fund	137,897,022	11,456,686	(1,354,439)	10,102,247
U.S. SmallCap Dividend Growth Fund	32,756,006	1,990,386	(1,074,773)	915,613
United Kingdom Hedged Equity Fund	21,004,935	1,915,433	(712,366)	1,203,067

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended June 30, 2014 are as follows:

Fund	Value at 3/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2014	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$49,183	$49,589	$—	$—
Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$11,058	$107,670	$121,601	$—	$588
DEFA Equity Income Fund
WisdomTree International LargeCap Dividend Fund	$89,234	$1,934,531	$1,626,344	$372,386	$30,494
DEFA Fund
WisdomTree International Dividend ex-Financials Fund	$545,678	$2,441,933	$2,369,184	$636,668	$33,548
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$1,237,251	$1,942,465	$2,162,792	$1,064,460	$8,161
WisdomTree MidCap Dividend Fund	1,241,709	1,935,276	2,172,190	1,074,074	7,720

Total	$2,478,960	$3,877,741	$4,334,982	$2,138,534	$15,881

Earnings 500 Fund
WisdomTree Equity Income Fund	$64,716	$338,230	$367,330	$47,666	$913
Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	$4,186,652	$8,094,249	$12,644,394	$22,913	$84,349
Equity Income Fund
WisdomTree Total Dividend Fund	$2,023,930	$1,127,676	$2,400,413	$815,628	$10,226

Notes to Schedule of Investments (unaudited) (concluded)

Fund	Value at 3/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2014	Dividend Income
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$3,386,251	$2,115,317	$1,501,437	$4,038,450	$67,232
Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	$—	$1,079,738	$939,943	$140,270	$6,591
WisdomTree Equity Income Fund	—	358,884	316,140	46,776	508

Total	$—	$1,438,622	$1,256,083	$187,046	$7,099

Global ex-U.S. Dividend Growth Fund
WisdomTree DEFA Fund	$42,807	$158,801	$93,150	$111,068	$1,918
WisdomTree Emerging Markets Equity Income Fund	28,804	103,799	61,472	74,805	634

Total	$71,611	$262,600	$154,622	$185,873	$2,552

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$312,524	$1,361,867	$1,607,901	$96,749	$—
Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$152,670	$123,772	$30,621	$1,432
Global Natural Resources Fund
WisdomTree Global Equity Income Fund	$56,133	$100,348	$136,410	$20,995	$907
International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$668,163	$5,567,598	$2,597,828	$3,697,885	$60,498
International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$243,088	$2,259,365	$2,022,696	$525,369	$15,397
International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$611,578	$278,890	$516,819	$381,119	$1,581
WisdomTree Japan Hedged Equity Fund	627,160	273,166	492,321	398,236	4,404

Total	$1,238,738	$552,056	$1,009,140	$779,355	$5,985

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,378,621	$5,309,668	$7,925,117	$740,084	$52,355
WisdomTree Japan SmallCap Dividend Fund	2,819,491	4,266,313	6,623,045	601,382	20,995

Total	$6,198,112	$9,575,981	$14,548,162	$1,341,466	$73,350

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$1,469,670	$584,277	$1,442,862	$589,408	$6,404
LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$1,140,905	$5,637,398	$5,708,094	$1,161,953	$14,095
LargeCap Value Fund
WisdomTree Earnings 500 Fund	$30,480	$44,118	$56,617	$20,195	$133
WisdomTree MidCap Earnings Fund	13,064	18,782	24,156	8,787	35

Total	$43,544	$62,900	$80,773	$28,982	$168

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,814,035	$2,371,499	$3,751,299	$521,578	$13,117
MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$2,818,720	$248,096	$826,803	$2,415,911	$14,659
SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$3,346,162	$35,026	$1,398,500	$2,119,077	$12,585
SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$600,672	$1,153,276	$446,752	$1,354,200	$1,629
Total Dividend Fund
WisdomTree Total Earnings Fund	$1,007,099	$1,373,949	$1,539,268	$871,962	$4,386

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 26, 2014

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	August 26, 2014

* Print the name and title of each signing officer under his or her signature.